UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.0%

CORPORATE BONDS - 0.0%

CAPITAL GOODS - 0.0%
$31,135	j,m	PDG Realty S.A. Empreendimentos e Participacoes	0.000%	09/19/16	$6

		TOTAL CAPITAL GOODS			6

DIVERSIFIED FINANCIALS - 0.0%
2,588,000	m	Credit Suisse Group Guernsey V Ltd	4.000	03/29/13	4,251
43,756	m	K&N Kenanga Holdings BHD	5.000	12/13/13	14

		TOTAL DIVERSIFIED FINANCIALS			4,265

FOOD & STAPLES RETAILING - 0.0%
800	i	Marfrig Alimentos S.A.	1.000	07/15/15	40

		TOTAL FOOD & STAPLES RETAILING			40

REAL ESTATE - 0.0%
22,147	m	Kiwi Income Property Trust	8.950	12/20/14	20

		TOTAL REAL ESTATE			20

		TOTAL CORPORATE BONDS			4,331

		(Cost $2,720)

GOVERNMENT BONDS 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	301

		TOTAL U.S. TREASURY SECURITIES			301

		TOTAL GOVERNMENT BONDS			301

		(Cost $303)

		TOTAL BONDS			4,632

		(Cost $3,023)

EQUITY LINKED NOTES - 0.0%

BANKS - 0.0%
14,899,365	*,m	Deutsche Bank, First Bank of Nigeria plc	0.000	04/04/18	1,788

		TOTAL BANKS			1,788

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

CAPITAL GOODS - 0.0%
$3,094,000	*	Deutsche Bank, Access Engineering Ltd	0.000%	09/23/22	$481

		TOTAL CAPITAL GOODS			481

DIVERSIFIED FINANCIALS - 0.0%
773,416	*	Deutsche Bank, John Keells	0.000	07/05/19	1,507

		TOTAL DIVERSIFIED FINANCIALS			1,507

		TOTAL EQUITY LINKED NOTES			3,776

		(Cost $2,983)

SHARES		COMPANY

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.8%
104,085		Actron Technology Corp	283
69,300		Aisan Industry Co Ltd	669
454,348		Aisin Seiki Co Ltd	16,748
103,500	e	Akebono Brake Industry Co Ltd	468
68,370	e	Allison Transmission Holdings, Inc	1,642
1,093,307	*,e	American Axle & Manufacturing Holdings, Inc	14,924
211,675		Amtek Auto Ltd	250
359,768		Amtek India Ltd	469
233,190		Apollo Tyres Ltd	359
11,259	*	Asahi India Glass Ltd	10
21,561	e	AtlasBX Co Ltd	735
142,000	e	Autoliv, Inc	9,818
76,682	e	Autoliv, Inc (ADR)	5,297
71,600		Autometal S.A.	731
5,249	*	Autoneum Holding AG.	351
118,105		Bajaj Holdings and Investment Ltd	3,918
216,341		Bayerische Motoren Werke AG.	18,722
460		Bayerische Motoren Werke AG. (Preference)	29
87,562		Bharat Forge Ltd	334
215,720	*	BorgWarner, Inc	16,684
52,728		Brembo S.p.A.	848
830,238		Bridgestone Corp	27,936
4,673,900	*,e	Brilliance China Automotive Holdings Ltd	5,520
726,800	*,e	Byd Co Ltd	2,329
347,109	e	Calsonic Kansei Corp	1,539
1,956,000		Chaowei Power Holdings Ltd	954
2,221,604		Cheng Shin Rubber Industry Co Ltd	6,325
2,105,500		China Motor Corp	1,957
59,601		Cie Automotive Sa	390
91,059		Compagnie Plastic-Omnium S.A.	4,219
369,795		Continental AG.	44,324
296,967		Cooper Tire & Rubber Co	7,620
57,080	e	Dae Won Kang Up Co Ltd	414
28,000	e	Daido Metal Co Ltd	229
550,653	*,e	Daihatsu Motor Co Ltd	11,459

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

906,923		Daimler AG. (Reg)	$49,461
653,766		Dana Holding Corp	11,657
4,264,402		Delphi Automotive plc	189,339
887,678		Denso Corp	37,716
174,000		Depo Auto Parts Ind Co Ltd	438
1,300		Dong Ah Tire & Rubber Co Ltd	20
3,372,500		Dongfeng Motor Group Co Ltd	4,754
17,800	e	Dongyang Mechatronics Corp	199
90,624	e	Dorman Products, Inc	3,372
308,900		Double Coin Holdings Ltd	231
2,595,800		Drb-Hicom BHD	2,166
162,172		Drew Industries, Inc	5,888
59,000	e	Eagle Industry Co Ltd	575
42,906	e	ElringKlinger AG.	1,302
35,382		Exedy Corp	829
285,319	*,e	Exide Technologies	770
58,783		Faurecia	936
35,200	e	FCC Co Ltd	855
844,710		Federal Corp	605
81,349	*,e	Federal Mogul Corp (Class A)	491
112,730	*	Fiat S.p.A.	602
57,719	e	Fleetwood Corp Ltd	560
17,225,817		Ford Motor Co	226,519
128,785		Ford Otomotiv Sanayi AS	1,852
53,112	*	Fuel Systems Solutions, Inc	875
979,052		Fuji Heavy Industries Ltd	15,530
67,797	*	Futaba Industrial Co Ltd	314
5,176,700	e	Geely Automobile Holdings Ltd	2,525
24,057,000	*,m,n	General Motors Co	0	^
4,230,271	*,e,m,n	General Motors Co	0	^
6,062,000	*,m,n	General Motors Co	0	^
40,684,487	*,m,n	General Motors Co	0	^
26,439,191	*,m,n	General Motors Co	0	^
35,983,677	*,m,n	General Motors Co	0	^
2,084,595	*	General Motors Co	57,993
722,689	*,e,m	General Motors Co	0	^
85,268,000	*,e,m,n	General Motors Co	0	^
7,950,000	*,m,n	General Motors Co	0	^
18,507,434	*,m,n	General Motors Co	0	^
250,504		Gentex Corp	5,013
103,076	*	Gentherm, Inc	1,688
4,690,028		GKN plc	18,900
15,780	e	Global & Yuasa Battery Co Ltd	697
1,037		Goodyear Lastikleri Turk AS.	38
659,320	*	Goodyear Tire & Rubber Co	8,314
34,662		Grammer AG.	967
2,124,000	e	Great Wall Motor Co Ltd	7,229
21,900		G-Tekt Corp	590
5,960,566	e	Guangzhou Automobile Group Co Ltd	5,062
108,580	e	Halla Climate Control Corp	2,764
62,460	e,m	Hanil E-Wha Co Ltd	598
115,742		Hankook Tire Co Ltd	5,013

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,583		Hankook Tire Worldwide Co Ltd	$26
496,084		Harley-Davidson, Inc	26,441
73,945		Hero Honda Motors Ltd	2,102
2,146,297		Honda Motor Co Ltd	82,655
73,884		Hu Lane Associate, Inc	146
51,260	e	Hwa Shin Co Ltd	552
131,375		Hyundai Mobis	36,880
277,951		Hyundai Motor Co	56,186
57,115		Hyundai Motor Co Ltd (2nd Preference)	4,383
34,432		Hyundai Motor Co Ltd (Preference)	2,455
40,268		Hyundai Wia Corp	6,007
250,133		IMMSI S.p.A.	151
1,805,586		Isuzu Motors Ltd	10,943
289,500	*,m	Jinan Qingqi Motorcycle Co	64
949,647		Johnson Controls, Inc	33,304
304,896	e	Kayaba Industry Co Ltd	1,523
231,300		Keihin Corp	3,204
1,432,811		Kenda Rubber Industrial Co Ltd	2,571
358,557	e	Kia Motors Corp	18,192
58,000	e	Kinugawa Rubber Industrial Co Ltd	296
84,196	*	Koito Manufacturing Co Ltd	1,454
72,810	*,e	Kumho Tire Co, Inc	835
62,290		Landi Renzo S.p.A.	107
560,138		Lear Corp	30,735
39,323		Leoni AG.	1,528
106,830		Linamar Corp	2,547
377,288		Magna International, Inc (Class A)	22,176
428,252		Mahindra & Mahindra Ltd	6,803
65,700		Mahle-Metal Leve S.A. Industria e Comercio	910
14,392		Mando Corp	1,514
104,582	*	Martinrea International, Inc	842
1,800		Maruti Udyog Ltd	43
11,787,742	*	Mazda Motor Corp	34,673
96,986		Metair Investments Ltd	394
345,898		Michelin (C.G.D.E.) (Class B)	28,980
1,188,000	e	Minth Group Ltd	1,754
47,000		Mitsuba Corp	508
700,376	*	Mitsubishi Motors Corp	732
158,682	*,e	Modine Manufacturing Co	1,444
37,940	e	Motonic Corp	434
5,268		MRF Ltd	1,163
23,000		Musashi Seimitsu Industry Co Ltd	524
549,348		Nan Kang Rubber Tire Co Ltd	618
2,037	e	Nexen Corp	140
41,427		Nexen Tire Corp	559
194,613		NGK Spark Plug Co Ltd	2,985
290,296	*	NHK Spring Co Ltd	3,039
11,800		Nidec-Tosok Corp	78
99,451	e	Nifco, Inc	2,274
73,000		Nippon Seiki Co Ltd	997
3,853,104		Nissan Motor Co Ltd	37,377
94,941		Nissan Shatai Co Ltd	1,164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

57,200		Nissin Kogyo Co Ltd	$955
63,926		NOK Corp	925
9,059	e	Nokian Renkaat Oyj	404
848,000	*,m	Norstar Founders Group Ltd	0	^
121,700		Oriental Holdings BHD	377
24,910		Otokar Otobus Karoseri Sanayi AS	786
41,000		Pacific Industrial Co Ltd	246
129,755	*,e	Peugeot S.A.	941
180,127	e	Piaggio & C S.p.A.	463
397,928	e	Pirelli & C S.p.A.	4,186
28,522		Porsche AG.	2,090
212,436		Press Kogyo Co Ltd	1,104
29,273,700		PT Astra International Tbk	23,886
2,810,500		PT Gajah Tunggal Tbk	725
348,000		PT Selamat Sempurna Tbk	91
6,963	e	Pyeong Hwa Automotive Co Ltd	104
8,728,000	e	Qingling Motors Co Ltd	2,357
1,651,646		Renault S.A.	103,620
126,000		Riken Corp	531
30,610	e	S&T Daewoo Co Ltd	684
29,820	e	S&T Dynamics Co Ltd	348
52,563	*	SAF-Holland S.A.	413
155,000	e	Sanden Corp	642
56,500		Sanoh Industrial Co Ltd	391
669,920		Sanyang Industry Co Ltd	566
6,010	e	Sejong Industrial Co Ltd	71
22,556		Shiloh Industries, Inc	243
205,500		Showa Corp	2,209
10,230	e	SL Corp	134
7,139	e	Societe Fonciere Financiere et de Participations FFP	293
106,264		Sogefi S.p.A.	302
475,700		Somboon Advance Technology PCL	603
146,257		Spartan Motors, Inc	777
519,500		Sri Trang Agro-Industry PCL	287
48,450	*	Ssangyong Motor Co	259
123,935		Standard Motor Products, Inc	3,435
197,895		Stanley Electric Co Ltd	3,433
134,189	*	Stoneridge, Inc	1,024
543,503		Sumitomo Rubber Industries, Inc	9,125
9,500		Sundram Fasteners Ltd	7
26,745		Sungwoo Hitech Co Ltd	364
143,597	e	Superior Industries International, Inc	2,682
91,753	e	Suzuki Motor Corp	2,056
2,308,653		T RAD Co Ltd	6,262
49,200		Tachi-S Co Ltd	876
15,400		Taiho Kogyo Co Ltd	201
44,000	*,e	Takata Corp	890
210,400		TAN Chong Motor Holdings BHD	350
894,989		Tata Motors Ltd	4,366
22,200		Teikoku Piston Ring Co Ltd	345
302,794	*	Tenneco, Inc	11,903
1,832,403	*,e	Tesla Motors, Inc	69,430

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

170,696		Thor Industries, Inc	$6,280
2,050,000	e	Tianneng Power International Ltd	1,374
77,870		Tofas Turk Otomobil Fabrik	562
96,363		Tokai Rika Co Ltd	1,802
40,600	e	Tokai Rubber Industries, Inc	468
788,975		Tong Yang Industry Co Ltd	719
70,200		Topre Corp	725
28,556	*	Tower International, Inc	400
611,000		Toyo Tire & Rubber Co Ltd	2,745
209,570	e	Toyoda Gosei Co Ltd	5,044
117,537	e	Toyota Boshoku Corp	1,664
134,093		Toyota Industries Corp	4,940
6,384,237	*	Toyota Motor Corp	329,208
445,208	*	TRW Automotive Holdings Corp	24,486
96,300		TS Tech Co Ltd	2,743
14,700		Tube Investments Of India	45
143,601		Tung Thih Electronic Co Ltd	330
482,066		TVS Motor Co Ltd	286
1,359,282		UMW Holdings BHD	5,882
43,600		Unipres Corp	980
162,614		Valeo S.A.	8,811
79,342	*	Visteon Corp	4,578
94,364		Volkswagen AG.	17,797
52,690		Volkswagen AG. (Preference)	10,494
139,602	*,e	Winnebago Industries, Inc	2,881
2,770,900	e	Xingda International Holdings Ltd	916
2,230,785	e	Xinyi Glass Holdings Co Ltd	1,581
36,472	e	Yamaha Motor Co Ltd	494
519,000		Yokohama Rubber Co Ltd	6,012
261,900		Yorozu Corp	4,656
1,072,258		Yulon Motor Co Ltd	1,917

		TOTAL AUTOMOBILES & COMPONENTS	2,080,745

BANKS - 6.1%
76,296		1st Source Corp	1,808
101,497	e	1st United Bancorp, Inc	656
1,450,030		77 Bank Ltd	7,834
57,123	*	Aareal Bank AG.	1,215
347,502	e	ABSA Group Ltd	5,860
27,382	e	Access National Corp	449
442,800		Affin Holdings BHD	489
48,636,100	e	Agricultural Bank of China	23,405
9,600		Aichi Bank Ltd	572
3,349,275		Akbank TAS	17,598
821,285	*	Albaraka Turk Katilim Bankasi AS	886
2,154,300		Alliance Financial Group BHD	3,061
896,230	*	Alpha Bank S.A.	814
315,270	*,m	Amagerbanken AS	0	^
28,100		American National Bankshares, Inc	606
111,258	*	Ameris Bancorp	1,597
36,673	e	Ames National Corp	765
180,854		Andhra Bank	315

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,987,484	e	Aozora Bank Ltd	$45,216
150,625		Apollo Residential Mortgage	3,357
57,882	e	Arrow Financial Corp	1,426
215,005		Associated Banc-Corp	3,266
338,159	e	Astoria Financial Corp	3,334
548,061	*	Asya Katilim Bankasi AS	724
59,024		Attijariwafa Bank	2,186
3,699,816	*	Australia & New Zealand Banking Group Ltd	110,345
457,721		Awa Bank Ltd	2,868
2,661,767	e	Banca Carige S.p.A.	1,779
11,039,673		Banca Intesa S.p.A.	16,266
3,652,450		Banca Intesa S.p.A. RSP	4,628
1,347,234	*,e	Banca Monte dei Paschi di Siena S.p.A.	322
461,119		Banca Popolare dell’Emilia Romagna Scrl	3,270
4,159,999		Banca Popolare di Milano	2,556
410,617		Banca Popolare di Sondrio SCARL	2,146
39,391		Bancfirst Corp	1,643
67,637		Banche Popolari Unite Scpa	251
148,452		Banco ABC Brasil S.A.	1,201
2,804,206		Banco Bilbao Vizcaya Argentaria S.A.	24,486
638,276	*,e	Banco BPI S.A.	807
646,360	*	Banco Bradesco S.A.	11,259
3,430,840		Banco Bradesco S.A. (Preference)	57,963
13,716,784	*,e	Banco Comercial Portugues S.A.	1,671
132,788		Banco Davivienda S.A.	1,891
85,900		Banco Daycoval S.A.	514
20,411,138		Banco de Chile	3,217
830,835	*	Banco de Chile-T	126
40,387		Banco de Credito e Inversiones	2,966
2,763,125		Banco de Oro Universal Bank	6,079
340,187	e	Banco de Sabadell S.A.	626
1,394,322		Banco do Brasil S.A.	18,941
221,181		Banco do Estado do Rio Grande do Sul	1,918
1,666,689	*,e	Banco Espirito Santo S.A.	1,709
157,300		Banco Industrial e Comercial S.A.	467
4,035,600		Banco Itau Holding Financeira S.A.	71,875
98,121		Banco Latinoamericano de Exportaciones S.A. (Class E)	2,428
53,700		Banco Panamericano S.A.	188
61,700		Banco Pine S.A.	441
149,588	*	Banco Popolare Scarl	190
1,015,561		Banco Popular Espanol S.A.	755
980,844		Banco Santander Brasil S.A.	7,091
3,892,741		Banco Santander Central Hispano S.A.	26,372
81,934,122		Banco Santander Chile S.A.	5,815
413,086		BanColombia S.A.	6,517
56,000	e	BanColombia S.A. (ADR)	3,542
390,552		BanColombia S.A. (Preference)	6,204
354,864	e	Bancorpsouth, Inc	5,784
97,500		Bangkok Bank PCL	742
352,600		Bangkok Bank PCL (ADR)	2,683
1,661,200		Bangkok Bank PCL (Foreign)	12,862

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,534		Bank Handlowy w Warszawie S.A.	$714
839,208		Bank Hapoalim Ltd	3,813
127,425		Bank Leumi Le-Israel	451
235,638	*	Bank Millennium S.A.	348
179,315		Bank Mutual Corp	992
2,148,100		Bank of Ayudhya PCL (Foreign)	2,580
38,896		Bank of Baroda	485
145,267,100		Bank of China Ltd	67,587
15,294,172		Bank of Communications Co Ltd	11,484
4,349,184		Bank of Cyprus Public Co Ltd	1,154
1,562,024	e	Bank of East Asia Ltd	6,180
90,404		Bank of Georgia Holdings plc	2,119
55,080	e	Bank of Hawaii Corp	2,799
138,909		Bank of India	776
38,636,117	*,e	Bank of Ireland	7,643
780,183	*	Bank of Kaohsiung	251
23,933		Bank of Kentucky Financial Corp	656
436,125		Bank of Kyoto Ltd	4,276
27,704	e	Bank of Marin Bancorp	1,111
1,074,260		Bank of Montreal (Toronto)	67,616
365,000		Bank of Nagoya Ltd	1,679
1,904,900	e	Bank of Nova Scotia	110,842
367,931		Bank of Queensland Ltd	3,710
184,541		Bank of Saga Ltd	480
100,738	e	Bank of the Ozarks, Inc	4,468
1,547,251		Bank of the Philippine Islands	4,170
61,800		Bank of the Ryukyus Ltd	911
1,434,763		Bank of Yokohama Ltd	8,324
144,728		Bank Pekao S.A.	6,990
14,576,300		Bank Rakyat Indonesia	13,175
91,506	e	BankFinancial Corp	740
805,864	e	Bankinter S.A.	3,912
188,434	e	BankUnited	4,828
111,950		Banner Corp	3,563
4,717		Banque Cantonale Vaudoise	2,636
13,532	e	Bar Harbor Bankshares	495
33,350,048		Barclays plc	148,383
1,196,066		BB&T Corp	37,545
335,926		BBCN Bancorp, Inc	4,387
214,794		Bendigo Bank Ltd	2,305
124,979	*	Beneficial Mutual Bancorp, Inc	1,287
10,811	e	Berkshire Bancorp, Inc	90
83,702		Berkshire Hills Bancorp, Inc	2,138
160,800		BIMB Holdings BHD	178
3,107,355		BNP Paribas	159,773
5,410,037	e	BOC Hong Kong Holdings Ltd	18,095
35,721	*,e	BofI Holding, Inc	1,282
30,358		BOK Financial Corp	1,891
290,316		Boston Private Financial Holdings, Inc	2,868
15,353	*	BRE Bank S.A.	1,613
32,771		Bridge Bancorp, Inc	705
36,637	*	Bridge Capital Holdings	558

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

421,647		Brookline Bancorp, Inc	$3,854
42,048		Bryn Mawr Bank Corp	979
228,487		BS Financial Group	3,118
29,823	*	BSB Bancorp, Inc	412
6,667,196		Bumiputra-Commerce Holdings BHD	16,491
9,631		C&F Financial Corp	394
30,415		Camden National Corp	1,006
830,783	e	Canadian Imperial Bank of Commerce/Canada	65,164
104,532	e	Canadian Western Bank	2,917
128,180		Canara Bank	908
46,754	e	Cape Bancorp, Inc	428
17,827	*	Capital Bank Financial Corp	306
72,921	*,e	Capital City Bank Group, Inc	901
855,638		CapitalSource, Inc	8,231
336,724		Capitol Federal Financial	4,064
187,498		Cardinal Financial Corp	3,409
14,093	*,e	Cascade Bancorp	95
296,735		Cathay General Bancorp	5,970
51,554		Center Bancorp, Inc	641
119,945	e	Centerstate Banks of Florida, Inc	1,029
200,000		Central Bank Of India	247
92,568	*,e	Central Pacific Financial Corp	1,453
17,869		Century Bancorp, Inc	606
7,002,342		Chang Hwa Commercial Bank	4,119
11,990	e	Charter Financial Corp	153
136,676		Chemical Financial Corp	3,606
883,189		Chiba Bank Ltd	6,367
48,800	*	Chiba Kogyo Bank Ltd	481
24,031,000		China Citic Bank	14,489
133,117,931		China Construction Bank	109,119
14,701,770		China Development Financial Holding Corp	4,206
8,532,722	e	China Merchants Bank Co Ltd	18,132
13,938,500	e	China Minsheng Banking Corp Ltd	17,831
17,177,395		Chinatrust Financial Holding Co	10,272
6,136,100	e	Chongqing Rural Commercial Bank	3,294
214,717		Chugoku Bank Ltd	3,476
1,314,179	*	CIT Group, Inc	57,141
58,050	e	Citizens & Northern Corp	1,132
143,771	*	Citizens Republic Bancorp, Inc	3,242
75,154	e	City Holding Co	2,990
56,599		City National Corp	3,334
41,848	e	Clifton Savings Bancorp, Inc	521
47,897		CNB Financial Corp	817
119,697	e	CoBiz, Inc	967
227,097	e	Columbia Banking System, Inc	4,992
51,463		Comdirect Bank AG.	540
241,674		Comerica, Inc	8,688
154,083		Commerce Bancshares, Inc	6,291
888,121		Commercial International Bank	3,997
520,010	*,e	Commerzbank AG.	766
1,440,548		Commonwealth Bank of Australia	102,322
175,873	e	Community Bank System, Inc	5,211

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

48,823	e	Community Trust Bancorp, Inc	$1,661
12,993		Corp Bank	92
308,768,360		CorpBanca S.A.	4,242
349,628	*	Cosmos Bank Taiwan	191
130,862		Credicorp Ltd (NY)	21,730
32,543		Credit Agricole Nord de France	556
646,462	*	Credit Agricole S.A.	5,336
135,335		Credito Emiliano S.p.A.	695
5,725	*	Crescent Financial Bancshares, Inc	23
550,523	e	Criteria Caixacorp S.A.	1,868
64,264	e	Cullen/Frost Bankers, Inc	4,018
314,909	e	CVB Financial Corp	3,549
550,439		Dah Sing Banking Group Ltd	758
366,256		Dah Sing Financial Holdings Ltd	1,923
516,000		Daishi Bank Ltd	2,131
536,798	*	Danske Bank AS	9,624
1,619,803		DBS Group Holdings Ltd	20,965
2,322,608	*	Development Credit Bank Ltd	1,843
38,445		Dewan Housing Finance Corp Ltd	115
177,580		DGB Financial Group Co Ltd	2,692
2,090,892		Dhanalakshmi Bank Ltd	1,767
170,125		Dime Community Bancshares	2,443
8,174,050		DNB NOR Holding ASA	120,299
462,305	*	Doral Financial Corp	326
5,309,322		E.Sun Financial Holding Co Ltd	3,222
92,268	*	Eagle Bancorp, Inc	2,020
1,188,737		East West Bancorp, Inc	30,515
410,000	*	EastWest Banking Corp	335
439,501	*	EFG Eurobank Ergasias S.A.	138
331,000		Eighteenth Bank Ltd	914
23,957	e	Enterprise Bancorp, Inc	406
82,601	e	Enterprise Financial Services Corp	1,184
228,000		Entie Commercial Bank	129
532,455	*	Erste Bank der Oesterreichischen Sparkassen AG.	14,900
47,300		ESB Financial Corp	648
46,051	e	ESSA Bancorp, Inc	499
77,044	e	EverBank Financial Corp	1,186
2,133,390		Far Eastern International Bank	866
67,946	e	Farmers National Banc Corp	429
33,447		Federal Agricultural Mortgage Corp (Class C)	1,030
113,648		Federal Bank Ltd	1,006
32,632	e	Fidelity Southern Corp	375
2,375,428	e	Fifth Third Bancorp	38,743
70,566	e	Financial Institutions, Inc	1,408
59,114	e	First Bancorp (NC)	797
245,487	*,e	First Bancorp (Puerto Rico)	1,529
37,558	e	First Bancorp, Inc	676
376,802	e	First Busey Corp	1,722
78,933	*,e	First California Financial Group, Inc	673
8,334		First Citizens Bancshares, Inc (Class A)	1,523
382,368	e	First Commonwealth Financial Corp	2,852
57,772		First Community Bancshares, Inc	916

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

82,189		First Connecticut Bancorp	$1,211
45,107		First Defiance Financial Corp	1,052
9,104	*,e	First Federal Bancshares of Arkansas, Inc	91
334,316		First Financial Bancorp	5,366
157,058	e	First Financial Bankshares, Inc	7,633
39,571		First Financial Corp	1,246
8,621,991		First Financial Holding Co Ltd	5,403
90,349		First Financial Holdings, Inc	1,894
60,466	*,e	First Financial Northwest, Inc	472
319,406		First Horizon National Corp	3,411
49,212	*	First International Bank Of Israel Ltd	706
92,840		First Interstate Bancsystem, Inc	1,746
98,870		First Merchants Corp	1,530
330,487		First Midwest Bancorp, Inc	4,389
431,070		First Niagara Financial Group, Inc	3,819
28,493	e	First of Long Island Corp	845
39,534		First Pactrust Bancorp, Inc	451
166,478		First Republic Bank	6,429
530,160	e	FirstMerit Corp	8,764
105,346	e	Flushing Financial Corp	1,785
544,684		FNB Corp	6,591
34,685	*,e	FNB United Corp	339
50,889		Fox Chase Bancorp, Inc	860
53,158		Franklin Financial Corp	970
588,350		Fukuoka Financial Group, Inc	2,950
246,413		Fulton Financial Corp	2,883
91,140		Genworth MI Canada, Inc	2,241
59,776	e	German American Bancorp, Inc	1,375
903,348	*	Get Bank S.A.	486
278,358	*	Getin Holding S.A.	233
267,269		Glacier Bancorp, Inc	5,073
54,810		Great Southern Bancorp, Inc	1,337
30,620		Gruh Finance Ltd	118
1,158,653		Grupo Aval Acciones y Valores	819
3,910,989	e	Grupo Financiero Banorte S.A. de C.V.	31,246
2,628,632		Grupo Financiero Inbursa S.A.	7,668
395,700	e	Grupo Financiero Santander Mexico SAB de C.V.	1,193
88,121	*	Grupo Financiero Santander Mexico SAB de C.V. (ADR)	1,360
279,734	*,e	Guaranty Bancorp	587
352,203		Gunma Bank Ltd	2,103
319,150		Hachijuni Bank Ltd	1,912
40,483	*,e	Hampton Roads Bankshares, Inc	53
307,480		Hana Financial Group, Inc	10,901
300,845		Hancock Holding Co	9,302
1,530,777		Hang Seng Bank Ltd	24,596
230,349	*	Hanmi Financial Corp	3,686
2,583,128		HDFC Bank Ltd	29,768
54,092	e	Heartland Financial USA, Inc	1,367
109,798	*	Heritage Commerce Corp	739
59,591		Heritage Financial Corp	864
34,351		Heritage Financial Group	497
73,585	*	Heritage Oaks Bancorp	419

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

188,000		Higashi-Nippon Bank Ltd	$505
463,331		Higo Bank Ltd	3,006
4,737		Hingham Institution for Savings	330
593,000	e	Hiroshima Bank Ltd	2,873
384,000		Hokkoku Bank Ltd	1,624
373,000		Hokuetsu Bank Ltd	919
63,000		Hokuhoku Financial Group, Inc	128
25,681	*	Home Bancorp, Inc	478
103,382		Home Bancshares, Inc	3,894
86,969		Home Capital Group, Inc	5,029
66,501	e	Home Federal Bancorp, Inc	851
199,293		Home Loan Servicing Solutions Ltd	4,650
47,961	*	HomeStreet, Inc	1,071
55,435	*	HomeTrust Bancshares, Inc	876
763,640		Hong Leong Bank BHD	3,562
198,512		Hong Leong Credit BHD	958
13,990		Horizon Bancorp	283
1,980,997		Housing Development Finance Corp	30,185
26,821,123		HSBC Holdings plc	286,170
6,765,778		Hua Nan Financial Holdings Co Ltd	3,906
706,664		Hudson City Bancorp, Inc	6,106
49,780		Hudson Valley Holding Corp	742
9,742,046		Huntington Bancshares, Inc	71,994
419,692		Hyakugo Bank Ltd	2,117
570,000		Hyakujushi Bank Ltd	2,399
109,854		IBERIABANK Corp	5,495
643,114		ICICI Bank Ltd	12,498
21,469		ICICI Bank Ltd (ADR)	921
94,316	e	Independent Bank Corp	3,074
168,572		Indian Overseas Bank	202
140,570,366		Industrial & Commercial Bank of China	98,863
269,980		Industrial Bank of Korea	3,110
994,879		ING Vysya Bank Ltd	10,192
185,360		International Bancshares Corp	3,855
4,492,335		Investimentos Itau S.A. - PR	23,454
152,473		Investors Bancorp, Inc	2,863
541,290	*,m	Irish Bank Resolution Corp Ltd	0	^
2,500,736	*	Israel Discount Bank Ltd	4,293
33,236		Iyo Bank Ltd	308
15,922		Jammu & Kashmir Bank Ltd	349
156,574		Jeonbuk Bank	789
534,406		Joyo Bank Ltd	2,981
798,555		Juroku Bank Ltd	3,363
88,329	*	Jyske Bank	3,014
188,000		Kagoshima Bank Ltd	1,332
662,535		Kansai Urban Banking Corp	889
174,900		Kanto Tsukuba Bank Ltd	955
576,095		Karnataka Bank Ltd	1,389
22,505	*	Karur Vusya Bank Ltd	187
508,800		Kasikornbank PCL	3,626
195,500		Kasikornbank PCL - NVDR	1,393
1,996,200		Kasikornbank PCL (Foreign)	14,292
761,855		KB Financial Group, Inc	25,451

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

329,093		KBC Groep NV	$11,411
73,156		Kearny Financial Corp	746
782,000		Keiyo Bank Ltd	4,491
7,663,500		Keycorp	76,328
696,432		Kiatnakin Bank PCL	1,586
1,218,000	*	King’s Town Bank	1,127
1,699,000		Kiyo Holdings, Inc	2,733
31,608		Komercni Banka AS	6,030
280,650		Korea Exchange Bank	1,869
8,064,900		Krung Thai Bank PCL	6,854
101,983		Lakeland Bancorp, Inc	1,005
84,550		Lakeland Financial Corp	2,257
34,552		Laurentian Bank of Canada	1,495
899,393		LIC Housing Finance Ltd	3,727
103,397,056	*	Lloyds TSB Group plc	77,043
239,477	e	M&T Bank Corp	24,704
92,622		MainSource Financial Group, Inc	1,300
6,997,378		Malayan Banking BHD	21,242
1,278,600		Malaysia Building Society	1,121
5,646,074	*	Marfin Popular Bank Public Co Ltd	288
203,710	e	MB Financial, Inc	4,924
21,700,428		Mega Financial Holding Co Ltd	17,620
28,992		Mercantile Bank Corp	484
22,464		Merchants Bancshares, Inc	677
47,424	*	Meridian Interstate Bancorp, Inc	889
58,579	*	MetroCorp Bancshares, Inc	591
1,548,251		Metropolitan Bank & Trust	4,439
1,188,126	*,e	MGIC Investment Corp	5,881
19,460		Middleburg Financial Corp	378
30,637	e	Midsouth Bancorp, Inc	498
23,606	e	MidWestOne Financial Group, Inc	562
217,000		Mie Bank Ltd	525
270,000		Minato Bank Ltd	498
17,710,264	e	Mitsubishi UFJ Financial Group, Inc	106,850
4,364,494		Mitsui Trust Holdings, Inc	20,783
214,000		Miyazaki Bank Ltd	634
9,723	*	Mizrahi Tefahot Bank Ltd	104
32,257,983	e	Mizuho Financial Group, Inc	69,219
36,668		Musashino Bank Ltd	1,451
534,928		Nanto Bank Ltd	2,566
15,196	*,e	NASB Financial, Inc	320
2,196,481		National Australia Bank Ltd	70,872
5,900		National Bank Holdings Corp	108
219,905	e	National Bank of Canada	16,151
1,248,741	*	National Bank of Greece S.A.	1,066
37,526	e	National Bankshares, Inc	1,311
615,238	e	National Penn Bancshares, Inc	6,577
234,486	*,e	Nationstar Mortgage Holdings, Inc	8,653
1,554,307		Natixis	5,913
204,382	e	NBT Bancorp, Inc	4,527
486,779	e	Nedbank Group Ltd	10,085
537,614	e	New York Community Bancorp, Inc	7,715

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

421,829		Nishi-Nippon City Bank Ltd	$1,306
24,537	*	NOMOS-BANK (GDR)	307
2,986,571		Nordea Bank AB	33,882
428,700		North Pacific Bank Ltd	1,450
94,105	e	Northfield Bancorp, Inc	1,069
23,797		Northrim BanCorp, Inc	535
379,351		Northwest Bancshares, Inc	4,814
44,159		OceanFirst Financial Corp	637
485,175	*,e	Ocwen Financial Corp	18,398
383,000		Ogaki Kyoritsu Bank Ltd	1,424
349,000		Oita Bank Ltd	1,337
370,694		Old National Bancorp	5,097
40,639	*	OmniAmerican Bancorp, Inc	1,027
150,585	e	Oriental Financial Group, Inc	2,336
251,201		Oritani Financial Corp	3,891
418,494		OTP Bank	7,562
3,686,551	e	Oversea-Chinese Banking Corp	31,758
64,177		Pacific Continental Corp	717
39,572	*,e	Pacific Mercantile Bancorp	231
172,385	e	PacWest Bancorp	5,018
719,669		Paragon Group of Cos plc	3,547
11,100		Parana Banco S.A.	78
38,977	e	Park National Corp	2,720
126,846	*	Park Sterling Bank	715
30,519	e	Peapack Gladstone Financial Corp	455
17,954	e	Penns Woods Bancorp, Inc	736
63,221	*	Pennsylvania Commerce Bancorp, Inc	1,046
55,738		Peoples Bancorp, Inc	1,248
23,163	e	Peoples Federal Bancshares, Inc	442
423,132	e	People’s United Financial, Inc	5,687
429,240	*	Philippine National Bank	1,062
824,186		Piccolo Credito Valtellinese Scarl	911
122,752	*,e	Pinnacle Financial Partners, Inc	2,867
1,563,172	*	Piraeus Bank S.A.	390
1,277,338	e	PNC Financial Services Group, Inc	84,943
138,462	*	Popular, Inc	3,823
913,248		Powszechna Kasa Oszczednosci Bank Polski S.A.	9,703
42,227	*	Preferred Bank	666
304,010		PrivateBancorp, Inc	5,749
220,078		Prosperity Bancshares, Inc	10,429
30,331		Provident Financial Holdings, Inc	516
209,114		Provident Financial Services, Inc	3,193
134,734	e	Provident New York Bancorp	1,222
14,947,000		PT Bank Bukopin Tbk	1,390
14,832,000		PT Bank Central Asia Tbk	17,448
4,264,735		PT Bank Danamon Indonesia Tbk	2,834
13,140,500		PT Bank Jabar Banten Tbk	1,749
15,059,248		PT Bank Mandiri Persero Tbk	15,553
17,094,750		PT Bank Negara Indonesia	8,906
10,000,000	*	PT Bank Pan Indonesia Tbk	837
10,518,500	*	PT Bank Pembangunan Daerah Jawa Timur Tbk	565
7,076,194		PT Bank Tabungan Negara Tbk	1,241

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

78,946		Public Bank BHD	$414
1,603,311		Public Bank BHD (Foreign)	8,440
6,969		Punjab & Sind Bank	7
665,257	e	Radian Group, Inc	7,125
68,870		Raiffeisen International Bank Holding AG.	2,348
7,678,784		Regions Financial Corp	62,889
114,212	e	Renasant Corp	2,556
45,702	e	Republic Bancorp, Inc (Class A)	1,035
5,627,640	e	Resona Holdings, Inc	29,714
690,790		RHB Capital BHD	1,927
467,800		Rizal Commercial Banking Corp	802
156,111		Rockville Financial, Inc	2,023
36,128	e	Roma Financial Corp	580
5,200	*,m	Roskilde Bank	0	^
135,601	e	Royal Bank of Canada	8,177
2,243,064	e	Royal Bank of Canada (Toronto)	135,134
8,025,832	*	Royal Bank of Scotland Group plc	33,726
157,947		S&T Bancorp, Inc	2,928
44,738	e	S.Y. Bancorp, Inc	1,007
81,024		Sandy Spring Bancorp, Inc	1,629
178,000		San-In Godo Bank Ltd	1,536
5,687,596		Sberbank of Russian Federation (ADR)	73,172
64,182	e	SCBT Financial Corp	3,235
302,925	*,e	Seacoast Banking Corp of Florida	633
545,456		Security Bank Corp	2,434
465,036		Sekerbank TAS	553
523,280	e	Senshu Ikeda Holdings, Inc	2,979
228,000	e	Seven Bank Ltd	734
279,000	e	Shiga Bank Ltd	1,924
709,302		Shinhan Financial Group Co Ltd	25,530
2,045,823	e	Shinsei Bank Ltd	4,701
739,559		Shizuoka Bank Ltd	8,348
39,112		SI Financial Group, Inc	473
2,633,800		Siam Commercial Bank PCL	16,018
61,471	e	Sierra Bancorp	808
200,198	*	Signature Bank	15,768
92,921	e	Simmons First National Corp (Class A)	2,353
34,279		Simplicity Bancorp, Inc	515
8,451,151		SinoPac Financial Holdings Co Ltd	4,034
2,660,460	e	Skandinaviska Enskilda Banken AB (Class A)	26,756
801,792	*	Societe Generale	26,397
64,330	e	Southside Bancshares, Inc	1,352
79,033	*,e	Southwest Bancorp, Inc	993
254,964	e	Sparebanken Midt-Norge	2,031
4,947		St Galler Kantonalbank	2,084
2,257,249	e	Standard Bank Group Ltd	29,066
5,771,864		Standard Chartered plc	149,873
134,224	e	Standard Chartered plc (Hong Kong)	3,491
148,209		State Bank & Trust Co	2,426
10,927		State Bank of Bikaner & Jaip	83
66,665		State Bank of India Ltd	2,550
87,295		State Bank of India Ltd (GDR)	7,285

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,543		State Bank of Travancore	$24
114,329		StellarOne Corp	1,846
167,445	e	Sterling Bancorp	1,701
89,348		Sterling Financial Corp	1,938
42,007	*	Suffolk Bancorp	598
3,683,471		Sumitomo Mitsui Financial Group, Inc	151,114
156,544	*,e	Sun Bancorp, Inc	534
1,002,150		SunTrust Banks, Inc	28,872
73,678	e	Suruga Bank Ltd	1,184
762,084	e	Susquehanna Bancshares, Inc	9,473
91,264	*	SVB Financial Group	6,474
311,833	e	Svenska Handelsbanken (A Shares)	13,337
2,045,645	e	Swedbank AB (A Shares)	46,609
84,739	*	Sydbank AS	1,738
218,579		Syndicate Bank	444
5,613,262	e	Synovus Financial Corp	15,549
2,201,934	*	Ta Chong Bank Co Ltd	803
2,417,615		Taichung Commercial Bank	856
7,894,268		Taishin Financial Holdings Co Ltd	3,301
3,435,471	*	Taiwan Business Bank	1,086
6,281,313		Taiwan Cooperative Financial Holding	3,594
56,694	*,e	Taylor Capital Group, Inc	907
4,372,365	e	TCF Financial Corp	65,411
46,258		Territorial Bancorp, Inc	1,100
202,200	*	Texas Capital Bancshares, Inc	8,179
95,487	*	TFS Financial Corp	1,034
1,384,500		Thanachart Capital PCL	2,126
106,046	*	The Bancorp, Inc	1,469
1,302,500		Tisco Bank PCL	2,463
224,000		Tochigi Bank Ltd	908
510,000		Toho Bank Ltd	1,654
32,200		Tokyo Tomin Bank Ltd	393
332,600		Tomony Holdings, Inc	1,446
37,456		Tompkins Trustco, Inc	1,584
1,383,673	e	Toronto-Dominion Bank	115,205
490,000		Towa Bank Ltd	601
92,474	e	TowneBank	1,384
14,311		Tree.com, Inc	265
66,449	e	Trico Bancshares	1,136
506,903	e	Trustco Bank Corp NY	2,829
239,304	e	Trustmark Corp	5,985
3,811,952		Turkiye Garanti Bankasi AS	20,242
685,968		Turkiye Halk Bankasi AS	7,337
3,204,891		Turkiye Is Bankasi (Series C)	12,196
1,408,135		Turkiye Sinai Kalkinma Bankasi AS	1,939
999,940		Turkiye Vakiflar Bankasi Tao	3,209
620,191		UCO Bank	638
160,502	e	UMB Financial Corp	7,876
573,459		Umpqua Holdings Corp	7,604
6,927,081	*	UniCredit S.p.A	29,734
31,330	*	Union Bank of Israel	118
562,640	*	Union Bank Of Taiwan	212

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

92,206		Union Bankshares Corp	$1,804
179,213	e	United Bankshares, Inc	4,769
244,580	*	United Community Banks, Inc	2,774
102,229		United Financial Bancorp, Inc	1,554
1,096,679	e	United Overseas Bank Ltd	18,080
66,849	e	Univest Corp of Pennsylvania	1,165
8,814,251		US Bancorp	299,068
324,147		UTI Bank Ltd	7,783
27,500		Valiant Holding	2,450
242,886	e	Valley National Bancorp	2,487
125,561	e	ViewPoint Financial Group	2,525
514,060		Vijaya Bank	445
101,391	*	Virginia Commerce Bancorp	1,425
1,479,322	e	VTB Bank OJSC (GDR)	4,669
40,518	*,e	Walker & Dunlop, Inc	728
60,749		Washington Banking Co	847
193,762		Washington Federal, Inc	3,391
54,241	e	Washington Trust Bancorp, Inc	1,485
18,764	*,e	Waterstone Financial, Inc	155
365,820		Webster Financial Corp	8,875
27,249,067		Wells Fargo & Co	1,007,943
86,067	e	WesBanco, Inc	2,061
71,430		West Bancorporation, Inc	793
70,784	e	West Coast Bancorp	1,719
100,130	e	Westamerica Bancorporation	4,539
347,542	*,e	Western Alliance Bancorp	4,810
149,590		Westfield Financial, Inc	1,164
4,889,467		Westpac Banking Corp	157,351
381,607	*,e	Wilshire Bancorp, Inc	2,587
138,461		Wing Hang Bank Ltd	1,474
178,198	e	Wintrust Financial Corp	6,600
444,750		Woori Finance Holdings Co Ltd	5,028
34,300		WSFS Financial Corp	1,668
14,200		Yachiyo Bank Ltd	487
235,000		Yamagata Bank Ltd	1,133
62,905		Yamaguchi Financial Group, Inc	628
237,354		Yamanashi Chuo Bank Ltd	1,086
1,803,689	*	Yapi ve Kredi Bankasi	5,587
225,245	e	Zions Bancorporation	5,629

		TOTAL BANKS	6,852,395

CAPITAL GOODS - 7.9%
1,947,843		3M Co	207,075
211,899		A.O. Smith Corp	15,589
116,754		Aalberts Industries NV	2,614
68,283	e	Aaon, Inc	1,884
202,686		AAR Corp	3,727
202,391		ABB Ltd	4,595
386,862	e	Abengoa S.A.	1,103
219,180	*,e	Abengoa S.A. (B Shares)	548
40,001		ABG Shipyard Ltd	238
3,637,292		Aboitiz Equity Ventures, Inc	4,915

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,813,000		AcBel Polytech, Inc	$1,584
207,910	*,e	Accuride Corp	1,121
199,000		ACES Electronic Co Ltd	223
102,478		Aceto Corp	1,134
66,359	e	ACS Actividades Cons y Servicios S.A.	1,555
102,970		Acter Co Ltd	508
272,070		Actuant Corp (Class A)	8,331
189,317	e	Acuity Brands, Inc	13,129
266,805		Adani Enterprises Ltd	997
46,986		Aditya Birla Nuvo Ltd	846
169,500		Advan Co Ltd	1,888
49,000		Advanced Ceramic X Corp	144
476,753	*	Aecom Technology Corp	15,638
72,255		Aecon Group, Inc	928
137,567	*	Aegion Corp	3,185
68,504	*,e	Aerovironment, Inc	1,242
15,100	*	AFG Arbonia-Forster Hldg	407
32,100	e	AG Growth International Inc	1,046
542,987		AGCO Corp	28,300
55,899		Aica Kogyo Co Ltd	1,027
40,500		Aichi Corp	192
189,200		Aida Engineering Ltd	1,539
156,281	e	Air Lease Corp	4,582
217,233		Aircastle Ltd	2,972
89,400		Airtac International Group	457
68,073	*	Akfen Holding AS.	420
27,435		Alamo Group, Inc	1,049
226,239		Alarko Holding AS	721
139,482		Albany International Corp (Class A)	4,031
28,016	e	Alfa Laval AB	647
7,313,540		Alfa S.A. de C.V. (Class A)	17,858
16,903,500		Alliance Global Group, Inc	8,764
189,239		Alliant Techsystems, Inc	13,707
22,292		Allied Electronics Corp Ltd	51
164,679		Allied Electronics Corp Ltd (Preference)	372
24,862		Alstom Projects India Ltd	146
749,580		Alstom RGPT	30,574
31,000		Alstom T&D India Ltd	84
102,023		Altra Holdings, Inc	2,777
1,200,025		Amada Co Ltd	7,982
125,700		Amano Corp	1,203
6,208		Amara Raja Batteries Ltd	31
71,794	*	Ameresco, Inc	531
54,610	e	American Railcar Industries, Inc	2,552
54,728		American Science & Engineering, Inc	3,338
144,007	*,e	American Superconductor Corp	383
64,339	*,e	American Woodmark Corp	2,189
887,441		Ametek, Inc	38,479
46,254		Ampco-Pittsburgh Corp	875
34,000	*	Amrep Corp	0	^
255,000		Amtek Engineering Ltd	110
107,403		Andritz AG.	7,230

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

119,799	*,e	API Technologies Corp	$297
109,731		Apogee Enterprises, Inc	3,177
156,430		Applied Industrial Technologies, Inc	7,039
143,034		Arcadis NV	3,967
128,556	e	Argan, Inc	1,917
30,627		Armstrong World Industries, Inc	1,712
366,392	*	ArvinMeritor, Inc	1,733
57,600	e	Asahi Diamond Industrial Co Ltd	562
1,573,205		Asahi Glass Co Ltd	10,958
635,318		Aselsan Elektronik Sanayi Ve Ticaret AS	3,688
1,515,208		Ashok Leyland Ltd	612
3,058,972		Ashtead Group plc	27,369
873,566		Assa Abloy AB (Class B)	35,712
176,611		Astaldi S.p.A.	1,219
71,536		Astec Industries, Inc	2,499
40,985	*	Astronics Corp	1,222
2,579	*,e	Astronics Corp (Class B)	76
598,016	e	Asunaro Aoki Construction Co Ltd	3,182
266,474		Atlas Copco AB (A Shares)	7,582
168,013		Atlas Copco AB (B Shares)	4,257
129,119	*	ATS Automation Tooling Systems, Inc	1,258
339,337		Ausdrill Ltd	1,031
110,245		Ausenco Ltd	445
1,362,675		Austal Ltd	943
81,264	e	Austin Engineering Ltd	494
389,899		Aveng Ltd	1,368
6,524,000	*	AVIC International Holding HK Ltd	257
3,062,600		AviChina Industry & Technology Co	1,509
129,229		AZZ, Inc	6,229
33,087		B&B Tools AB	431
164,508		Babcock & Wilcox Co	4,674
6,622,210		BAE Systems plc	39,761
125,274		Balfour Beatty plc	448
172,121		Bando Chemical Industries Ltd	549
546,000		Baoye Group Co Ltd	387
354,176		Barloworld Ltd	3,694
207,255		Barnes Group, Inc	5,996
78,615	*	Basil Read Holdings Ltd	101
8,405		Bauer AG.	215
15,285		BayWa AG.	722
465,442	*	BE Aerospace, Inc	28,062
57	*	Beacon Power Corp	0	^
163,945	*,e	Beacon Roofing Supply, Inc	6,338
1,047,600		Beijing Enterprises Holdings Ltd	8,080
166,928	e	Belden CDT, Inc	8,622
7,321		BEML Ltd	20
242,800		Benalec Holdings BHD	94
1,683,700		Berjaya Corp BHD	280
801,000		BES Engineering Corp	244
528,759		Besalco S.A.	989
1,145,634		Bharat Heavy Electricals	3,743
8,821	e	BHI Co Ltd	203

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

400,975		Bidvest Group Ltd	$10,570
88,559	e	Bird Construction Income Fund	1,155
171,437	*	Blount International, Inc	2,294
79,413	*,e	Bluelinx Holdings, Inc	226
669,225		Boart Longyear Group	900
11,644	*	Bobst Group AG.	381
450,138		Bodycote plc	3,680
4,075,623		Boeing Co	349,892
441,000		Boer Power Holdings Ltd	257
2,303,530		Bombardier, Inc	9,138
257,503		Boskalis Westminster	10,244
5,613		Bossard Holding AG.	860
233,237		Bouygues S.A.	6,334
214,864	e	Bradken Ltd	1,463
205,427		Brady Corp (Class A)	6,888
57,379		Brenntag AG.	8,972
191,151	e	Briggs & Stratton Corp	4,741
8,701		Bucher Industries AG.	2,017
16,806		Budimex S.A.	391
157,782	*,e	Builders FirstSource, Inc	925
114,000		Bunka Shutter Co Ltd	589
289,508		Bunzl plc	5,714
54,299		Burckhardt Compression Holding AG.	20,355
374,609		CAE, Inc	3,662
44,335	*	CAI International, Inc	1,278
1,012,113	*,e	Capstone Turbine Corp	911
15,923		Carbone Lorraine	370
144,904		Cardno Ltd	1,042
42,319	e	Cargotec Corp (B Shares)	1,302
521,688		Carillion plc	2,162
331,824		Carlisle Cos, Inc	22,494
1,845,699		Caterpillar, Inc	160,520
101,900		CB Industrial Product Holding BHD	83
1,180,000		Central Glass Co Ltd	4,110
22,652		CENTROTEC Sustainable AG.	427
370,551	*	Cersanit Krasnystaw S.A.	154
97,000		Champion Building Materials Co Ltd	34
218,500		Changchai Co Ltd	128
1,905,540	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	2,309
107,908	*	Chart Industries, Inc	8,634
227,615		Chemring Group plc	900
348,000		Chen Hsong Holdings	122
712,000	*	Chengdu Putian Telecom Cable Co Ltd	84
1,012,258		Chicago Bridge & Iron Co NV	62,861
574,050		Chien Kuo Construction Co Ltd	287
1,419,000		China Automation Group Ltd	321
5,797,600		China Communications Construction Co Ltd	5,414
5,804,000	*	China Daye Non-Ferrous Metals Mining Ltd	195
570,000		China Electric Manufacturing Corp	346
3,854,000	*	China Energine International Holdings Ltd	179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

531,050	*	China Fangda Group Co Ltd	$188
882,000		China Glass Holdings Ltd	122
1,656,000	e	China High Speed Transmission Equipment Group Co Ltd	783
1,074,970	*	China International Marine Containers Group Co Ltd	1,776
4,672,000	e	China National Materials Co Ltd	1,252
2,659,000	e	China Railway Construction Corp	2,530
5,338,700		China Railway Group Ltd	2,726
332,400		China Singyes Solar Technologies Holdings Ltd	277
6,358,900	e	China South Locomotive and Rolling Stock Corp	4,532
3,783,100	e	China State Construction International Holdings Ltd	5,192
171,000		China Steel Structure Co Ltd	204
2,276,000		Chip Eng Seng Corp Ltd	1,490
113,928	e	Chiyoda Corp	1,277
24,300		Chiyoda Integre Co Ltd	276
6,666,000		Chongqing Machinery & Electric Co Ltd	948
2,463	e	Chosun Refractories Co Ltd	143
56,800		Chudenko Corp	572
94,989	e	Chugai Ro Co Ltd	252
672,000		Chung Hsin Electric & Machinery Manufacturing Corp	366
43,600		Churchill Corp	323
522,309		Cintra Concesiones de Infraestructuras de Transporte S.A.	8,313
548,239		CIR-Compagnie Industriali Riunite S.p.A.	548
63,948		CIRCOR International, Inc	2,718
1,513,814	e	Citic Pacific Ltd	1,973
5,487,000	*,e	Citic Resources Holdings Ltd	737
540,000		Civmec Ltd	495
57,746		CJ Corp	7,558
52,800		CKD Corp	342
89,402		Clal Industries and Investments	350
232,949		Clarcor, Inc	12,202
770,299		Clough Ltd	1,059
480,888		CNH Global NV	19,870
403,866		Coastal Contracts BHD	261
856,549		Cobham plc	3,172
459,368		Cofide S.p.A.	237
34,935	e	Coleman Cable, Inc	524
107,160	*,e	Colfax Corp	4,987
102,404	*	Columbus McKinnon Corp	1,971
151,044	e	Comfort Systems USA, Inc	2,128
91,650	*,e	Commercial Vehicle Group, Inc	715
140,444		Compagnie de Saint-Gobain	5,215
7,985		Compagnie d’Entreprises CFE	466
280,100		COMSYS Holdings Corp	3,405
86,881	e	Concentric AB	931
2,022		Construcciones y Auxiliar de Ferrocarriles S.A.	730
827,000		Continental Engineering Corp	319
1,239,000	e	Cosco Corp Singapore Ltd	913
2,242,000		Cosco International Holdings Ltd	959
26,885	e	Cosel Co Ltd	309
91,657	e	Costain Group plc	382

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

14,203	*,e	CPI Aerostructures, Inc	$122
63,577	e	Cramo Oyj (Series B)	790
138,392		Crane Co	7,731
30,000		Crompton Greaves Ltd	52
1,084,590		CSBC Corp Taiwan	679
713,222		CSR Ltd	1,535
836,600		CTCI Corp	1,616
72,190		Cubic Corp	3,084
831,329		Cummins, Inc	96,276
230,050		Curtiss-Wright Corp	7,983
550,000		DA CIN Construction Co Ltd	444
96,385		Daelim Industrial Co	7,970
131,795	*,e	Daewoo Engineering & Construction Co Ltd	1,064
49,598	e	Daewoo International Corp	1,729
123,351		Daewoo Shipbuilding & Marine Engineering Co Ltd	3,069
98,500		Daifuku Co Ltd	805
134,641		Daihen Corp	398
52,000		Daiichi Jitsugyo Co Ltd	277
280,882	e	Daikin Industries Ltd	11,054
45,000		Daiwa Industries Ltd	265
190,200		Dalian Refrigeration Co Ltd	145
2,044,903		Danaher Corp	127,091
16,211	e	Danieli & Co S.p.A.	411
123,238		Danieli & Co S.p.A. (RSP)	2,050
196,834		DCC plc	6,926
366,425	e	Decmil Group Ltd	902
684,364		Deere & Co	58,842
29,100		Denyo Co Ltd	381
105,282	*	Deutz AG.	555
2,813,850		Dialog Group BHD	2,166
200,447	*,e	DigitalGlobe, Inc	5,795
61,306	*	Discount Investment Corp	201
1,765,990		DMCI Holdings, Inc	2,380
738,308	*	Dogan Sirketler Grubu Holdings	437
323,036		Donaldson Co, Inc	11,691
361,500	e	Dongfang Electric Co Ltd	601
26,169		Dongkuk Structures & Construction Co Ltd	89
27,432		Doosan Corp	3,170
24,330	*	Doosan Engine Co Ltd	199
131,293		Doosan Heavy Industries and Construction Co Ltd	5,327
125,640	*,e	Doosan Infracore Co Ltd	1,787
77,771	e	Douglas Dynamics, Inc	1,075
1,123,942		Dover Corp	81,913
45,944		Duerr AG.	5,018
64,405		Duro Felguera S.A.	441
36,333	*	DXP Enterprises, Inc	2,714
148,243	*	Dycom Industries, Inc	2,919
60,450	e	Dynamic Materials Corp	1,052
394,000		Dynapack International Technology Corp	1,385
423,900		Dynasty Ceramic PCL	902
22,868		Eastern Co	401

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,011,671		Eaton Corp	$123,215
531,828	e	Ebara Corp	2,127
29,315		Eczacibasi Yatirim Holding	120
56,447	*,e	Edgen Group, Inc	408
559,324	*	Edwards Group Ltd (ADR)	4,503
3,287		Eicher Motors Ltd	155
107,021		Eiffage S.A.	4,536
28,021		Elbit Systems Ltd	1,185
2,620		Electra Israel Ltd	289
358,460		EMCOR Group, Inc	15,195
843,921		Emeco Holdings Ltd	552
1,759,389		Emerson Electric Co	98,297
811,082		Empresa Brasileira de Aeronautica S.A.	7,225
809,500	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	2,701
75,929		Encore Wire Corp	2,659
10,400	e	Endo Lighting Corp	313
199,701	*,e	Energy Recovery, Inc	739
260,295	*	EnerSys	11,864
66,792		ENG Electric Co Ltd	71
18,312	*,e	Engility Holdings, Inc	439
2,052,359		Engineers India Ltd	5,840
938,922		Enka Insaat ve Sanayi AS	2,908
20,028	*,e	Enphase Energy, Inc	124
74,569	*,e	EnPro Industries, Inc	3,816
96,000		Enric Energy Equipment Holdings Ltd	104
99,024	e	ESCO Technologies, Inc	4,046
169,862		Escorts Ltd	155
138,814	*	Esterline Technologies Corp	10,508
1,100,851		European Aeronautic Defence and Space Co	56,109
397,738		Exelis, Inc	4,331
14,911		Fabryka Kotlow Rafako S.A.	23
7,419		Faiveley S.A.	470
59,349	*	Fanuc Ltd	9,138
7,176,000	*	Far East Global Group Ltd	2,241
4,219,852		Far Eastern Textile Co Ltd	4,347
826,190	e	Fastenal Co	42,425
286,507	*	Federal Signal Corp	2,332
231,840		Fenner plc	1,374
1,763,263		Ferreyros S.A.	1,825
740,598		Fiat Industrial S.p.A.	8,352
315,982	*	Finmeccanica S.p.A.	1,524
138,128		Finning International, Inc	3,441
588,000	*	First Tractor Co	525
172,637	*,e	Flow International Corp	675
210,253		Flowserve Corp	35,262
74,350	e	FLSmidth & Co AS	4,532
784,327		Fluor Corp	52,024
59,265	e	Fomento de Construcciones y Contratas S.A.	566
162,164		Forge Group Ltd	1,017
989,079		Forjas Taurus S.A. (Preference)	1,463
1,881,926	*	Fortune Brands Home & Security, Inc	70,440
290,100		Foshan Electrical and Lighting Co Ltd	199

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

215,000	*	Foster Wheeler AG.	$4,913
192,930		Franklin Electric Co, Inc	6,477
806,200	e,m	Fraser and Neave Ltd	6,136
41,203		Freightcar America, Inc	899
33,164		Frigoglass S.A.	185
401,942		FSP Technology, Inc	382
183,200	*	Fudo Tetra Corp	350
525,266	*,e	FuelCell Energy, Inc	496
1,290,302	*	Fuji Electric Holdings Co Ltd	3,795
85,192		Fuji Machine Manufacturing Co Ltd	743
472,978	e	Fujikura Ltd	1,503
149,000		Fujitec Co Ltd	1,493
137,747	*	Furmanite Corp	922
840,000		Furukawa Co Ltd	960
686,762	e	Furukawa Electric Co Ltd	1,522
46,019	*	Futaba Corp/Chiba	493
306,000		G Shank Enterprise Co Ltd	180
668,000	*,e	Gallant Venture Ltd	151
176,263		Galliford Try plc	2,462
629,245	e	Gamesa Corp Tecnologica S.A.	1,933
4,956,200		Gamuda BHD	6,617
64,616		Gardner Denver, Inc	4,853
109,680		GATX Corp	5,700
158,053		GEA Group AG.	5,220
7,678		Geberit AG.	1,893
275,168	*,e	GenCorp, Inc	3,660
166,447	e	Generac Holdings, Inc	5,882
164,129	*	General Cable Corp	6,012
1,594,295		General Dynamics Corp	112,414
45,018,220		General Electric Co	1,040,822
4,697		Georg Fischer AG.	1,994
6,043		Gesco AG.	586
144,322	*	Gibraltar Industries, Inc	2,634
292,221		Giken Seisakusho Co, Inc	1,380
163,520		Gildemeister AG.	3,450
57,461	e	Global Power Equipment Group, Inc	1,012
430,000		Globe Union Industrial Corp	223
75,256		Glory Ltd	1,803
960,000	*	GMR Infrastructure Ltd	384
53,554		Gorman-Rupp Co	1,609
86,833		Graco, Inc	5,039
143,133	*,e	GrafTech International Ltd	1,099
1,326,863		Grafton Group plc	8,692
37,866	e	Graham Corp	937
308,361		Grana y Montero S.A.	1,357
180,968		Granite Construction, Inc	5,762
9,950		Graphite India Ltd	14
205,648		Great Lakes Dredge & Dock Corp	1,384
22,415		Greaves Cotton Ltd	26
80,309	*,e	Greenbrier Cos, Inc	1,824
163,393	e	Griffon Corp	1,948
58,821	*	Grontmij (ADR)	256

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

149,813		Group Five Ltd	$587
1,076,037	e	Grupo Carso S.A. de C.V. (Series A1)	5,998
42,035	e	GS Engineering & Construction Corp	2,052
10,060	e	GS Global Corp	106
40,065	e	GS Yuasa Corp	168
98,800	*	Guangzhou Shipyard International Co Ltd	83
313,342	e	GWA International Ltd	825
121,355	e	H&E Equipment Services, Inc	2,476
1,193,000		Haitian International Holdings Ltd	1,857
55,224		Haldex AB	330
6,670		Halla Engineering & Construction Corp	40
750,580		Hangzhou Steam Turbine Co	1,259
53,291	*,e	Hanjin Heavy Industries & Construction Co Ltd	430
26,120		Hanjin Heavy Industries & Construction Holdings Co Ltd	156
295,395		Hanwa Co Ltd	1,055
790,700		HAP Seng Consolidated BHD	442
2,340,000		Harbin Power Equipment	1,909
42,578		Hardinge, Inc	580
99,070		Harsco Corp	2,454
169,671		Havells India Ltd	2,014
185,235	e	Heico Corp	8,041
259,276	*,e	Heidelberger Druckmaschinen	599
167,708	*	Hellenic Technodomiki Tev S.A.	333
2,804,000		Henderson Investment Ltd	221
362,616	*	Hexcel Corp	10,519
21,400		Hibiya Engineering Ltd	221
523,721		Hills Industries Ltd	610
1,195,866		Hindustan Construction Co	302
858,377		Hino Motors Ltd	9,319
44,000		Hisaka Works Ltd	419
233,000	*,e	Hitachi Cable Ltd	372
158,234	e	Hitachi Construction Machinery Co Ltd	3,405
55,000		Hitachi Koki Co Ltd	454
1,046,899		Hitachi Zosen Corp	1,754
241,338		Hiwin Technologies Corp	1,787
4,838,000	e	HKC Holdings Ltd	168
7,416	*	Hochtief AG.	484
446,735		Hock Seng Lee BHD	215
11,552	*	Homag Group AG.	213
6,104,661		Honeywell International, Inc	459,986
159,000		Hong Leong Asia Ltd	219
955,887		Hopewell Holdings	3,880
59,000		Hoshizaki Electric Co Ltd	1,728
38,000		Hosokawa Micron Corp	330
68,768		Houston Wire & Cable Co	891
911,000	*	HUA ENG Wire & Cable	366
130,593		Hubbell, Inc (Class B)	12,682
20,073		Huber & Suhner AG.	963
17,797		Hudaco Industries Ltd	183
157,038		Huntington Ingalls	8,375
24,380	*	Hurco Cos, Inc	664
2,470,961		Hutchison Whampoa Ltd	25,834

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

17,644	e	Hy-Lok Corp	$330
75,347		Hyster-Yale Materials Handling, Inc	4,302
40,020	e	Hyundai Corp	984
72,796		Hyundai Development Co	1,629
91,392		Hyundai Engineering & Construction Co Ltd	5,483
71,668		Hyundai Heavy Industries	13,894
14,506	e	Hyundai Mipo Dockyard	1,520
29,800		Idec Corp	267
156,812	e	IDEX Corp	8,377
669,019	*	Ihlas Holding	307
186,163	*	II-VI, Inc	3,172
1,441,807		IJM Corp BHD	2,568
31,410	e	Iljin Electric Co Ltd	114
1,768,411		Illinois Tool Works, Inc	107,767
66,670		iMarketKorea, Inc	1,513
39,366		IMI plc	777
33,245		Implenia AG.	1,816
873,648		Impregilo S.p.A.	4,487
28,640		IMS-Intl Metal Service	338
201,007	e	Imtech NV	2,285
43,510		Inaba Denki Sangyo Co Ltd	1,317
98,884		Inabata & Co Ltd	737
41,698		Indus Holding AG.	1,289
19,220		Industria Macchine Automatiche S.p.A.	450
39,000		Industrias Romi S.A.	105
23,237		Indutrade AB	815
996		Ingersoll-Rand India Ltd	7
3,218,156		Ingersoll-Rand plc	177,031
89,446		Insteel Industries, Inc	1,460
2,925,000	*	Interchina Holdings Co	157
89,272		Interpump Group S.p.A.	699
318,117		Interserve plc	2,417
4,560,253		Invensys plc	24,423
262,700		Iochpe-Maxion S.A.	3,452
12,320	*,e	IS Dongseo Co Ltd	129
386,000		Iseki & Co Ltd	1,373
296,000		I-Sheng Electric Wire & Cable Co Ltd	441
9,509,341	e	Ishikawajima-Harima Heavy Industries Co Ltd	28,953
1,650,000	*	Italian-Thai Development PCL	410
3,505,877	e	Itochu Corp	43,078
173,857		ITT Corp	4,943
759,135		IVRCL Infrastructures & Projects Ltd	270
501,000		Iwatani International Corp	2,401
546,333	*	Jacobs Engineering Group, Inc	30,726
198,102		Jain Irrigation Systems Ltd	224
1,301,362		Jaiprakash Associates Ltd	1,575
106,604		Japan Pulp & Paper Co Ltd	341
242,443	e	Japan Steel Works Ltd	1,286
1,274,057		JG Summit Holdings (Series B)	1,329
120,894		JGC Corp	3,103
4,536,000	e	Jiangsu Rongsheng Heavy Industry Group Co Ltd	740
418,000		Jingwei Textile Machinery	297

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,516		Jinsung T.E.C.	$62
133,265		John Bean Technologies Corp	2,765
1,993,000		Johnson Electric Holdings Ltd	1,485
860,987	e	Joy Global, Inc	51,246
799,777		JTEKT Corp	7,575
179,000	e	Juki Corp	295
43,087		Jungheinrich AG.	1,812
7,506	*,e	JVM Co Ltd	369
73,361	*	Kadant, Inc	1,834
256,434	e	Kajima Corp	697
8,178		Kalpataru Power Transmission Ltd	12
93,531	e	Kaman Corp	3,318
26,000		Kamei Corp	291
27,000		Kanamoto Co Ltd	586
314,000		Kandenko Co Ltd	1,449
554,000	*	Kanematsu Corp	746
23,600		Katakura Industries Co Ltd	290
23,000		Kaulin Manufacturing Co Ltd	16
2,264,640		Kawasaki Heavy Industries Ltd	7,177
114,437		Kaydon Corp	2,927
1,464,743		KBR, Inc	46,989
11,442		KCC Corp	3,061
6,490	e	KCC Engineering & Construction Co Ltd	149
58,468	e	KCI Konecranes Oyj	1,935
10,039		KEC International Ltd	11
25,000	e	Keihan Electric Railway Co Ltd	111
149,638		Keller Group plc	1,857
10,657		Kendrion NV	259
876,913		Kennametal, Inc	34,235
201,785		Kentz Corp Ltd	1,334
3,953,438	e	Keppel Corp Ltd	35,813
72,468	*,e	KEYW Holding Corp	1,169
46,099		KHD Humboldt Wedag International AG.	272
55,739		Kier Group plc	995
171,937		Kinden Corp	1,129
192,000		King Slide Works Co Ltd	1,497
188,410		Kingspan Group plc	2,322
49,000		Kinik Co	89
50,000		Kinki Sharyo Co Ltd	163
299,700		Kitz Corp	1,563
119,432	*	Kloeckner & Co AG.	1,694
1,618,224		KOC Holding AS	9,399
19,790		Kolon Engineering & Construction Co Ltd	74
1,393,067	e	Komatsu Ltd	33,318
3,179		Komax Holding AG.	304
66,090		Komori Corp	698
216,609		Kone Oyj (Class B)	17,079
307,328		Koninklijke BAM Groep NV	1,247
1,230,284		Koninklijke Philips Electronics NV	36,400
14,708	*	Koor Industries Ltd	203
72,525	*	Kopex S.A.	344
47,890	e	Korea Aerospace Industries Ltd	1,114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

21,090		Korea Electric Terminal Co Ltd	$568
136,629	*,e	Kratos Defense & Security Solutions, Inc	687
16,045		Krones AG.	1,140
235		KSB AG.	148
484,757		Kubota Corp	7,034
31,690	*	KUKA AG.	1,386
5,000	e	Kumho Electric Co Ltd	139
7,795	*,e	Kumho Industrial Co Ltd	104
100,710		Kurita Water Industries Ltd	2,236
94,579	e	Kuroda Electric Co Ltd	1,131
89,600	e	Kyokuto Kaihatsu Kogyo Co Ltd	944
67,000		Kyosan Electric Manufacturing Co Ltd	233
122,500		Kyowa Exeo Corp	1,317
83,000		Kyudenko Corp	375
299,993		L-3 Communications Holdings, Inc	24,275
1,074		Lakshmi Machine Works Ltd	36
1,161,918	*	Lanco Infratech Ltd	221
288,443		Larsen & Toubro Ltd	7,271
67,460	*	Layne Christensen Co	1,442
58,038		LB Foster Co (Class A)	2,571
205,192		Legrand S.A.	8,952
146,259	e	Leighton Holdings Ltd	3,150
393,283		Lennox International, Inc	24,970
380,000		Leoch International Technology Ltd	51
127,293		LG Corp	7,434
10,862	e	LG Hausys Ltd	828
77,170		LG International Corp	2,941
421,512		Lincoln Electric Holdings, Inc	22,838
80,310	e	Lindab International AB	647
65,739	e	Lindsay Manufacturing Co	5,797
4,131		LISI	401
189,391	e	LIXIL Group Corp	3,779
33,638	*	LMI Aerospace, Inc	699
506,281		Lockheed Martin Corp	48,866
159,000		Longwell Co	141
8,379,000	e	Lonking Holdings Ltd	1,922
1,719,936	*,e	Lonrho plc	173
24,077		LS Cable Ltd	1,919
19,744		LS Industrial Systems Co Ltd	1,089
78,142		LSI Industries, Inc	545
134,000	*	Luoyang Glass Co Ltd	29
58,832	*	Lydall, Inc	903
13,260		Mabuchi Motor Co Ltd	717
174,021	e	MACA Ltd	531
4,723,107		Macmahon Holdings Ltd	1,144
175,000		Maeda Corp	709
175,000		Maeda Road Construction Co Ltd	2,395
156,247	*	Maire Tecnimont S.p.A.	75
168,748	e	Makino Milling Machine Co Ltd	1,055
107,911	*	Makita Corp	4,811
449,249		Malaysia Marine and Heavy Engineering Sdn BHD	550
2,224,300		Malaysian Resources Corp BHD	1,044

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,666		MAN AG.	$718
12,016	e	Manitou BF S.A.	172
430,457	e	Manitowoc Co, Inc	8,850
262,700		Marcopolo S.A.	1,866
3,922,636		Marubeni Corp	30,032
1,788,131		Masco Corp	36,210
191,968	*,e	Mastec, Inc	5,596
72,000		Max Co Ltd	892
137,165		MAX India Ltd	566
673,346		Meggitt plc	5,038
236,000	e	Meidensha Corp	713
29,000	e	Meiwa Corp	129
926,103		Melrose Industries plc	3,751
65,248		Metka S.A.	849
54,877	e	Met-Pro Corp	567
388,467	e	Metso Oyj	16,598
59,864	*,e	Meyer Burger Technology AG.	472
41,742		Michael Baker Corp	1,023
66,003		Micron Machinery Co Ltd	1,597
70,464	*,e	Middleby Corp	10,721
65,366		Miller Industries, Inc	1,049
292,500		Mills Estruturas e Servicos de	4,719
1,610,000	e	Minebea Co Ltd	5,544
190,900		Miraito Holdings Corp	1,955
99,200		MISUMI Group, Inc	2,745
2,388,258	e	Mitsubishi Corp	44,980
944,478		Mitsubishi Electric Corp	7,683
3,477,800		Mitsubishi Heavy Industries Ltd	20,121
109,700		Mitsuboshi Belting Co Ltd	583
3,444,497	e	Mitsui & Co Ltd	48,561
1,901,304	e	Mitsui Engineering & Shipbuilding Co Ltd	3,461
307,000	e	Mitsui Matsushima Co Ltd	604
31,600		Miura Co Ltd	817
4,088,774		MMC Corp BHD	3,363
1,023,811	e	Monadelphous Group Ltd	24,292
44,700	e	MonotaRO Co Ltd	2,187
198,737	*	Moog, Inc (Class A)	9,108
624,200		Morgan Crucible Co plc	2,687
40,262		Morgan Sindall plc	340
111,100	e	Mori Seiki Co Ltd	1,360
308,198		Mota Engil SGPS S.A.	734
356,087	*	MRC Global, Inc	11,726
187,999		MSC Industrial Direct Co (Class A)	16,127
77,951		MTU Aero Engines Holding AG.	7,398
726,166		Mudajaya Group BHD	568
134,266		Mueller Industries, Inc	7,155
829,472		Mueller Water Products, Inc (Class A)	4,919
267,700		Muhibbah Engineering M BHD	105
902,504	*	Murray & Roberts Holdings Ltd	2,306
120,046	*	MYR Group, Inc	2,948
26,210	e	Nabtesco Corp	538
217,332		Nachi-Fujikoshi Corp	939

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

86,810		Nagarjuna Construction Co	$53
269,600	e	Nagase & Co Ltd	3,343
69,400		Namura Shipbuilding Co Ltd	402
16,564		National Presto Industries, Inc	1,333
189,125	*,e	Navistar International Corp	6,538
14,179	e	NCC AB	354
106,300		NCC AB (B Shares)	2,665
96,624	*	NCI Building Systems, Inc	1,678
37,700		NEC Capital Solutions Ltd	927
10,404	*,m	Neo Holdings Co	0	^
454,351	*	Neo-Neon Holdings Ltd	102
26,134		Nexans S.A.	1,202
192,050	e	NGK Insulators Ltd	2,052
105,541	e	Nibe Industrier AB (Series B)	1,840
130,000		Nichias Corp	783
8,000		Nichiden Corp	203
48,900		Nichiha Corp	730
53,391	e	Nidec Corp	3,200
121,000		Nippo Corp	1,494
155,000		Nippon Carbon Co Ltd	364
79,000		Nippon Densetsu Kogyo Co Ltd	835
128,000		Nippon Koei Co Ltd	522
274,000		Nippon Road Co Ltd	1,198
93,730	e	Nippon Sharyo Ltd	424
1,210,000		Nippon Sheet Glass Co Ltd	1,348
179,200		Nippon Signal Co Ltd	1,408
65,000		Nippon Steel Trading Co Ltd	209
92,000		Nippon Thompson Co Ltd	470
385,000		Nishimatsu Construction Co Ltd	654
26,200		Nishio Rent All Co Ltd	478
160,000		Nisshinbo Industries, Inc	1,116
63,000	e	Nissin Electric Co Ltd	299
24,300		Nitta Corp	463
246,000	*	Nitto Boseki Co Ltd	942
81,600		Nitto Kogyo Corp	1,213
13,973		Nitto Kohki Co Ltd	269
24,460		NK Co Ltd	88
77,360	e	NKT Holding AS	2,876
59,178	*	NN, Inc	560
503,119		Noble Group Ltd	496
51,800	*,e	Nordex AG.	323
296,824		Nordson Corp	19,576
302,919		Noritake Co Ltd	749
50,900		Noritz Corp	1,014
77,578		NORMA Group	2,447
37,287	*	Nortek, Inc	2,661
641,920		Northrop Grumman Corp	45,031
36,495	*	Northwest Pipe Co	1,021
1,108,098	e	NRW Holdings Ltd	1,920
454,482	e	NSK Ltd	3,469
1,194,000		NTN Corp	3,205
2,150,888		NWS Holdings Ltd	3,834

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,300		Obara Corp	$255
1,049,809		Obayashi Corp	5,022
132,573		Obrascon Huarte Lain S.A.	4,369
249,996		OC Oerlikon Corp AG.	2,971
10,093		OHB AG.	220
127,500		Oiles Corp	2,425
72,500		Okabe Co Ltd	676
159,641		Okuma Holdings, Inc	1,186
221,000		Okumura Corp	891
6,089	e	Omega Flex, Inc	105
13,600		Onoken Co Ltd	127
128,064		Orascom Construction Industries	4,541
211,332	*	Orbital Sciences Corp	3,527
46,000		Organo Corp	257
11,200		Orient Paper & Industries Ltd	1
93,272	*	Orion Marine Group, Inc	927
100,184		Ormat Industries	600
82,400		OSG Corp	1,138
269,246	*	Oshkosh Truck Corp	11,440
485,936	e	Outotec Oyj	7,146
400,150	*	Owens Corning, Inc	15,778
1,067,018		Paccar, Inc	53,948
17,261		Palfinger AG.	501
468,752		Pall Corp	32,049
1,180,676		Parker Hannifin Corp	108,126
9,428	*,e	Patrick Industries, Inc	149
221,257		Peab AB (Series B)	1,242
1,067,012		Pentair Ltd	56,285
340,500	e	Penta-Ocean Construction Co Ltd	877
166,762	*,e	Perini Corp	3,219
11,804		Pfeiffer Vacuum Technology AG.	1,306
49,388	*,e	Pgt, Inc	339
107,000		Phihong Technology Co Ltd	87
77,992		Pike Electric Corp	1,110
15,495	*	Pinguely-Haulotte	136
603,843	*	Pipavav Shipyard Ltd	816
39,035		Pkc Group Oyj	906
7,486		Plasson	243
116,697	*,e	PMFG, Inc	720
112,300		Polyplex PCL	48
316,322	*,e	Polypore International, Inc	12,710
30,382	*	Powell Industries, Inc	1,597
944,409		Precision Castparts Corp	179,079
11,809	e	Preformed Line Products Co	826
174,360	e	Primoris Services Corp	3,855
120,000	*	Promotora y Operadora de Infraestructura SAB de C.V.	970
64,612	*,e	Proto Labs, Inc	3,172
33,576		Prysmian S.p.A.	693
4,780,000		PT Adhi Karya Persero Tbk	1,529
3,157,000		PT AKR Corporindo Tbk	1,629
564,500		PT Hexindo Adiperkasa Tbk	326
10,613,000		PT Pembangunan Perumahan Tbk	1,315

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,877,500		PT Surya Semesta Internusa Tbk	$2,155
2,196,164		PT United Tractors Tbk	4,136
9,874,500		PT Wijaya Karya	2,063
751,670		Punj Lloyd Ltd	774
1,543,435		QinetiQ plc	4,872
128,071		Quanex Building Products Corp	2,062
378,175	*	Quanta Services, Inc	10,808
3,656		R Stahl AG.	138
170,174	e	Ramirent Oyj	1,614
528,400		Randon Participacoes S.A.	3,295
4,076		Rational AG.	1,226
310,464		Raubex Group Ltd	658
125,098	e	Raven Industries, Inc	4,205
798,524		Raytheon Co	46,945
76,187	*	RBC Bearings, Inc	3,852
363,740		Rechi Precision Co Ltd	321
274,219		Regal-Beloit Corp	22,365
189,909	e	Reunert Ltd	1,590
3,859,368		Rexel S.A.	84,270
134,150	*,e	Rexnord Corp	2,848
104,976		Rheinmetall AG.	4,870
304,365		Rich Development Co Ltd	164
3,160,000	*,m	Richly Field China Development	18
3,762		Rieter Holding AG.	639
929,077		Rockwell Automation, Inc	80,226
1,149,372		Rockwell Collins, Inc	72,548
12,557		Rockwool International AS (B Shares)	1,534
3,239,851		Rolls-Royce Group plc	55,749
1,460,038		Roper Industries, Inc	185,877
4,235		Rosenbauer International AG.	285
331,000		Rotary Engineering Ltd	138
127,084		Rotork plc	5,616
129,588	*	Rush Enterprises, Inc (Class A)	3,126
155,533	e	Russel Metals, Inc	4,419
166,000		Ryobi Ltd	413
15,330		S&T Holdings Co Ltd	159
87,134	e	Saab AB (Class B)	1,889
384,659		Safran S.A.	17,168
27,641		Saft Groupe S.A.	712
533,199		Salfacorp S.A.	1,181
233,975		Samsung Corp	14,483
36,100		Samsung Engineering Co Ltd	4,186
480,466		Samsung Heavy Industries Co Ltd	15,274
42,033	e	Samsung Techwin Co Ltd	2,492
367,370		San Miguel Corp	1,036
242,000		San Shing Fastech Corp	376
736,743		Sandvik AB	11,365
121,003		Sanki Engineering Co Ltd	652
27,800	*	Sankyo Tateyama, Inc	577
537,000		Sanwa Shutter Corp	2,791
1,348,000	e	Sany Heavy Equipment International	625
98,000		Sanyo Denki Co Ltd	712
53,030	e	Sauer-Danfoss, Inc	3,099

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,343,636		Scania AB (B Shares)	$28,189
6,578		Schindler Holding AG.	965
6,335		Schindler Holding AG. (Reg)	904
41,890		Schneider Electric Infrastructure Ltd	56
419,470		Schneider Electric S.A.	30,675
32,086		Schouw & Co	1,105
1,046		Schweiter Technologies AG.	647
38,017		SeaCube Container Leasing Ltd	873
165,209		Sedgman Ltd	154
80,000		Seika Corp	214
143,000		Sekisui Jushi Corp	1,873
1,128,924		SembCorp Industries Ltd	4,740
1,361,273	e	SembCorp Marine Ltd	4,884
15,716	e	Semperit AG. Holding	606
913,743		Senior plc	3,318
69,881	*	Sensata Technologies Holding BV	2,297
43,670	e	SGL Carbon AG.	1,722
385,308	*	SGSB Group Co Ltd	182
144,200	*	Shanghai Automation Instrumentation Co Ltd	83
754,880		Shanghai Diesel Engine Co Ltd	580
15,074,300		Shanghai Electric Group Co Ltd	5,890
746,600	*	Shanghai Erfangji Co Ltd	482
605,800		Shanghai Highly Group Co Ltd	353
1,815,100		Shanghai Industrial Holdings Ltd	5,722
218,200	*	Shanghai Lingyun Industries Development Co Ltd	129
131,800		Shanghai Material Trading Co Ltd	66
599,420		Shanghai Mechanical and Electrical Industry Co Ltd	677
438,400		Shanghai Waigaoqiao Free Trade Zone Development Co Ltd	425
342,823		ShenMao Technology, Inc	380
584,000		Shihlin Electric & Engineering Corp	692
526,137		Shikun & Binui Ltd	1,108
29,100		Shima Seiki Manufacturing Ltd	658
443,933	e	Shimizu Corp	1,457
184,000		Shin Zu Shing Co Ltd	558
124,000		Shinko Electric Co Ltd	218
472,590		Shinmaywa Industries Ltd	3,751
124,000		Shinsho Corp	247
23,900	e	SHO-BOND Holdings Co Ltd	871
560,800		Siam Future Development PCL	191
1,024,138		Siemens AG.	110,401
58,181		Siemens India Ltd	588
6,307		SIFCO Industries, Inc	116
1,110,977		SIG plc	2,677
504,669		Silitech Technology Corp	931
3,258,071		Sime Darby BHD	9,751
190,534	e	Simpson Manufacturing Co, Inc	5,832
1,834,000		Singamas Container Holdings Ltd	480
1,327,416		Singapore Technologies Engineering Ltd	4,624
2,526,557		Sino Thai Engineering & Construction PCL	2,394
433,988		Sintex Industries Ltd	369
46,300		Sintokogio Ltd	417

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

32,275		SK Corp	$4,917
144,770		SK Networks Co Ltd	990
38,296		Skanska AB (B Shares)	694
2,055,460		SKF AB (B Shares)	50,225
6,197		SKF India Ltd	63
395,715		SM Investments Corp	10,831
6,949		SMC Corp	1,349
1,259,622		Smiths Group plc	24,124
296,526		Snap-On, Inc	24,523
122,339		SNC-Lavalin Group, Inc	5,121
438,016		SOCAM Development Ltd	539
147,200		Sodick Co Ltd	914
6,801,886		Sojitz Holdings Corp	10,675
6,876		Solar Holdings AS (B Shares)	345
38,275	*	SolarCity Corp	725
2,491,383		Sonae SPGS S.A.	2,238
879,138		Speedy Hire plc	651
102,180		Spirax-Sarco Engineering plc	4,181
311,409	*	Spirit Aerosystems Holdings, Inc (Class A)	5,914
293,256		SPX Corp	23,155
67,401		Standex International Corp	3,722
396,238		Stanley Works	32,083
76,723		Stefanutti Stocks Holdings Ltd	76
98,233	*	Sterling Construction Co, Inc	1,070
31,646	e	Strabag SE	709
32,049	e	STX Corp Co Ltd	201
13,890	e	STX Engine Co Ltd	97
751,000	e	STX OSV Holdings Ltd	742
58,750	e	STX Shipbuilding Co Ltd	352
3,514		Sulzer AG.	601
331,000		Sumikin Bussan Corp	1,132
1,782,820	e	Sumitomo Corp	22,549
31,500		Sumitomo Densetsu Co Ltd	433
784,253		Sumitomo Electric Industries Ltd	9,650
2,566,628		Sumitomo Heavy Industries Ltd	10,192
43,000		Sumitomo Precision Products Co Ltd	192
84,246		Sun Hydraulics Corp	2,739
28,990	*,e	Sung Jin Geotec Co Ltd	283
13,371		Sung Kwang Bend Co Ltd	275
373,000		Sunonwealth Electric Machine Industry Co Ltd	243
148,000		Sunspring Metal Corp	163
648,661	*	Suzlon Energy Ltd	163
329,000	e	SWCC Showa Holdings Co Ltd	327
605,228		Swisslog Holding AG.	784
67,512		Sypris Solutions, Inc	282
1,176,370		Ta Ya Electric Wire & Cable	280
133,000		Tadano Ltd	1,510
10,658	*,e	Taewoong Co Ltd	223
104,420		Taeyoung Engineering & Construction	577
48,319	*	Taihan Electric Wire Co Ltd	134
101,000		Taihei Dengyo Kaisha Ltd	650
79,000		Taihei Kogyo Co Ltd	286

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

56,555		Taikisha Ltd	$1,271
731,066	e	Taisei Corp	2,034
1,102,472		Taiwan Glass Industrial Corp	1,014
10,100		Takaoka Toko Holdings Co Ltd	159
125,929		Takara Standard Co Ltd	989
154,800		Takasago Thermal Engineering Co Ltd	1,286
149,000		Takuma Co Ltd	909
104,044	e	TAL International Group, Inc	4,714
381,030	*	Taser International, Inc	3,029
326,000	e	Tat Hong Holdings Ltd	402
46,000	e	Tatsuta Electric Wire and Cable Co Ltd	277
2,664,233		Teco Electric and Machinery Co Ltd	2,123
312,103	*	Teledyne Technologies, Inc	24,481
105,672		Tennant Co	5,131
2,006,816	*	Terex Corp	69,075
42,973	e	Textainer Group Holdings Ltd	1,700
3,935,334	e	Textron, Inc	117,312
196,650		Thales S.A.	8,322
7,700	*	The ExOne Company	258
22,707		Thermax Ltd	235
111,359	*	Thermon Group Holdings	2,473
195,293	e	THK Co Ltd	3,880
1,360,000	*	Tianjin Development Hldgs	1,085
321,688		Timken Co	18,201
165,402	e	Titan International, Inc	3,487
59,121	*,e	Titan Machinery, Inc	1,641
23,386	*	TK Corp	513
246,000		Toa Corp/Tokyo	349
14,000		Tocalo Co Ltd	206
372,000	e	Toda Corp	888
70,000		Toenec Corp	341
187,200		Tokai Corp	658
64,000		Tokyo Energy & Systems, Inc	328
96,060	e	Tokyu Construction Co Ltd	221
53,978		Tong-Tai Machine & Tool Co Ltd	43
178,625		Topco Technologies Corp	404
23,000		Torishima Pump Manufacturing Co Ltd	187
282,181	e	Toro Co	12,992
124,242	e	Toromont Industries Ltd	2,851
493,964		Toshiba Machine Co Ltd	2,440
45,000		Toshiba Plant Systems & Services Corp	553
25,400	e	Totetsu Kogyo Co Ltd	418
248,297		Toto Ltd	2,231
337,800		Toyo Construction Co Ltd	1,042
160,000		Toyo Engineering Corp	700
10,500	e	Toyo Tanso Co Ltd	258
476,201		Toyota Tsusho Corp	12,208
777,000		Tradewinds Corp BHD	258
217,766		Trakya Cam Sanayi AS	341
302,325		TransDigm Group, Inc	46,232
5,911,411		Travis Perkins plc	130,897
1,087,621		Trelleborg AB (B Shares)	14,972

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

39,981	e	Trevi Finanziaria S.p.A.	$275
88,917	*	Trex Co, Inc	4,373
201,533	*	Trimas Corp	6,544
147,971		Trinity Industries, Inc	6,708
232,202		Triumph Group, Inc	18,228
22,831		Triveni Turbine Ltd	22
47,262		Trusco Nakayama Corp	942
168,000		Tsubakimoto Chain Co	865
70,000	e	Tsugami Corp	405
46,000		Tsukishima Kikai Co Ltd	430
1,877,000		Tuan Sing Holdings Ltd	546
526,539		Turk Sise ve Cam Fabrikalari AS	894
81,945		Turk Traktor ve Ziraat Makineleri AS	2,697
27,976	e	Twin Disc, Inc	702
87,264		Ultra Electronics Holdings	2,284
11,700		Union Tool Co	240
211,172	*,e	Unison Co Ltd	1,315
205,000		United Engineers Ltd	527
504,378	e	United Group Ltd	5,385
404,000		United Integrated Services Co Ltd	382
363,691	*,e	United Rentals, Inc	19,992
2,011,534		United Technologies Corp	187,938
107,639		Universal Forest Products, Inc	4,285
75,476	e	Uponor Oyj	1,028
218,165		URS Corp	10,343
321,686	*,e	USG Corp	8,505
1,407,785	e	Ushio, Inc	14,412
103,092		Vallourec	4,959
163,434		Valmont Industries, Inc	25,703
243,086	*,e	Vestas Wind Systems AS	1,949
1,662,089		Vesuvius plc	8,960
77,843		Vicor Corp	387
1,092,660		Vinci S.A.	49,320
136,975		Voltas Ltd	190
159,022	e	Volvo AB (B Shares)	2,322
91,793	*,e	Von Roll Holding AG.	192
6,141		Vossloh AG.	614
352,335		W.W. Grainger, Inc	79,268
232,564	*	Wabash National Corp	2,363
461,923	*	WABCO Holdings, Inc	32,607
35,785		Wacker Construction Equipment AG.	519
280,300		Wafangdian Bearing Co Ltd	208
22,938	e	Wajax Income Fund	862
94,000		Wakita & Co Ltd	1,001
4,036,350	*	Walsin Lihwa Corp	1,161
1,790		Walter Meier AG.	534
13,476		Wartsila Oyj (B Shares)	607
106,057		Watsco, Inc	8,928
126,158		Watts Water Technologies, Inc (Class A)	6,054
397,000		Ways Technical Corp Ltd	965
1,423,700		WCT Berhad	1,109
24,500		Weg S.A.	316

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

248,880		Wei Mon Industry Co Ltd	$93
955,300	e	Weichai Power Co Ltd	3,193
227,707		Weir Group plc	7,856
128,520		Well Shin Technology Co Ltd	195
223,019	*,e	WESCO International, Inc	16,193
161,963		Westinghouse Air Brake Technologies Corp	16,538
62,705	*,e	Westport Innovations, Inc	1,853
2,836,292	e	Wienerberger AG.	33,866
12,926	*	Willis Lease Finance Corp	195
165,768		Wilson Bayly Holmes-Ovcon Ltd	2,781
618,344		Wolseley plc	30,838
304,763		Woodward Governor Co	12,117
26,127	e	Wooree ETI Co Ltd	114
22,511	e	XP Power Ltd	431
127,137		Xxentria Technology Materials Corp	252
297,222		Xylem, Inc	8,191
11,360	e	Y G-1 Co Ltd	134
36,000		Yahagi Construction Co Ltd	155
57,700		Yamazen Corp	382
4,221,370	e	Yangzijiang Shipbuilding	3,318
140,637		Yazicilar Holding AS	1,555
272,951	e	YIT Oyj	5,702
43,000		Yokogawa Bridge Holdings Corp	364
480,000	e	Yoma Strategic Holdings Ltd	295
22,070	e	Young Poong Precision Corp	205
5,190,000	e	Yuanda China Holdings Ltd	530
236,000		Yuasa Trading Co Ltd	501
548,000		Yungtay Engineering Co Ltd	1,073
53,000		Yurtec Corp	166
12,100		Yushin Precision Equipment Co Ltd	235
52,655		Zardoya Otis S.A.	706
12,160		Zehnder Group AG.	528
626,300	e	Zhuzhou CSR Times Electric Co Ltd	1,784
26,685		Zodiac S.A.	3,111
31,286		Zumtobel AG.	362

		TOTAL CAPITAL GOODS	8,959,175

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
61,365		Aangpanneforeningen AB (B Shares)	1,810
220,045		ABM Industries, Inc	4,894
251,105	*	Acacia Research (Acacia Technologies)	7,576
432,887	*	ACCO Brands Corp	2,892
63,973	e	Acorn Energy, Inc	470
29,793		Adcorp Holdings Ltd	99
1,312,702		Adecco S.A.	71,999
109,859		Administaff, Inc	3,117
2,581,458		ADT Corp	126,337
172,523	*	Advisory Board Co	9,061
22,200		Aeon Delight Co Ltd	492
75,245		Aggreko plc	2,042
14,124	e	Akka Technologies S.A.	391
258,994		ALS Ltd	2,841

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

154,525		American Banknote S.A.	$2,982
106,083		American Ecology Corp	2,816
160,109	*	ARC Document Solutions, Inc	477
16,650,000	*	Asia Energy Logistics Group Ltd	171
27,540		Assystem	575
39,557	*	AT Cross Co	545
211,018		Atkins WS plc	2,929
220,466		Avery Dennison Corp	9,495
288,737		Babcock International Group	4,781
43,220	e	Barrett Business Services, Inc	2,276
18,030		Bertrandt AG.	2,108
156,150	e	BFI Canada Ltd	3,306
95,769		Bilfinger Berger AG.	9,962
44,000		Black Diamond Group Ltd	912
296,699		Blue Label Telecoms Ltd	255
2,262,577		Brambles Ltd	20,061
238,315		Brink’s Co	6,735
33,819		Brunel International	1,431
77,962		Bureau Veritas S.A.	9,706
12,237		BWT AG.	250
145,427	e	Cabcharge Australia Ltd	695
161,195		Cape plc	768
998,321		Capita Group plc	13,646
98,951	*	Casella Waste Systems, Inc (Class A)	432
124,651	*,e	CBIZ, Inc	795
48,009		CDI Corp	826
50,187		Ceco Environmental Corp	649
190,958	*,e	Cenveo, Inc	411
4,681		Cewe Color Holding AG.	198
7,660,100	e	China Everbright International Ltd	5,518
261,678		Cintas Corp	11,548
132,035	*,e	Clean Harbors, Inc	7,670
220,000		Cleanaway Co Ltd	1,653
2,271	e	Compx International, Inc	29
49,896	*	Consolidated Graphics, Inc	1,951
94,800		Contax Participacoes S.A.	1,239
477,988	*,e	Coolbrands International, Inc	617
608,659	*	Copart, Inc	20,865
158,681		Corporate Executive Board Co	9,229
243,865		Corrections Corp of America	9,528
42,056		Courier Corp	606
255,572	e	Covanta Holding Corp	5,150
38,026	*	CRA International, Inc	851
102,939		Credit Corp Group Ltd	959
720,102	e	Dai Nippon Printing Co Ltd	6,880
41,500	e	Daiseki Co Ltd	705
328,728		Davis Service Group plc	3,921
120,065		De La Rue plc	1,781
179,197		Deluxe Corp	7,419
114,315		Derichebourg	453
115,331	*	Dolan Media Co	276

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

836,528		Downer EDI Ltd	$4,348
112,796	e	Dun & Bradstreet Corp	9,435
55,698		Duskin Co Ltd	1,126
2,323,000	*	Eastern Media International Corp	312
3,342,903		Edenred	109,558
454,970	*	EnergySolutions, Inc	1,706
137,787	*	EnerNOC, Inc	2,393
90,288		Ennis, Inc	1,361
380,035		Equifax, Inc	21,886
1,950,326		Experian Group Ltd	33,803
80,585	e	Exponent, Inc	4,347
1,158,000	*,e,m	Fook Woo Group Holdings Ltd	101
54,795	*,e	Franklin Covey Co	796
152,388	*,e	FTI Consulting, Inc	5,739
15,463,000		Fung Choi Media Group Ltd	1,783
74,778		G & K Services, Inc (Class A)	3,403
68,573		Gategroup Holding AG.	1,289
48,600		Genivar Income Fund	1,129
277,829		Geo Group, Inc	10,452
9,568		GL Events	208
59,559	*,e	GP Strategies Corp	1,421
1,074,427		Group 4 Securicor plc	4,774
60,817		Gunnebo AB	296
1,857,256		Hays plc	2,733
244,314		Healthcare Services Group	6,262
125,439		Heidrick & Struggles International, Inc	1,875
25,857	*,e	Heritage-Crystal Clean, Inc	390
200,935		Herman Miller, Inc	5,560
101,015	*	Hill International, Inc	302
156,346		HNI Corp	5,549
611,253		Homeserve plc	1,862
123,019	*,e	Hudson Highland Group, Inc	485
90,952	*	Huron Consulting Group, Inc	3,667
78,435	*	ICF International, Inc	2,133
547,716	*	ICO Global Communications Holdings Ltd	909
126,356	*	IHS, Inc (Class A)	13,232
104,291	*,e	Innerworkings, Inc	1,579
202,743		Interface, Inc	3,897
62,560	e	Intersections, Inc	589
362,583		Intertek Group plc	18,736
269,300		Intrum Justitia AB	5,207
106,080	*	Ipek Matbacilik Sanayi Ve Ticaret AS	312
413,074		Iron Mountain, Inc	14,999
514,659		ITE Group plc	2,134
88,000	e	Itoki Corp	609
3,805		Kaba Holding AG.	1,482
37,543		KAR Auction Services, Inc	752
95,256	e	Kelly Services, Inc (Class A)	1,779
17,832		KEPCO Plant Service & Engineering Co Ltd	899
127,165		Kforce, Inc	2,082
486,800	e	K-Green Trust	434
121,093		Kimball International, Inc (Class B)	1,097

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

181,018		Knoll, Inc	$3,282
230,900		Kokuyo Co Ltd	1,776
244,821	*	Korn/Ferry International	4,372
196,000		Kyodo Printing Co Ltd	595
487,000		L&K Engineering Co Ltd	468
72,967		Loomis AB	1,363
241,246		Manpower, Inc	13,683
16,162		Matsuda Sangyo Co Ltd	248
86,892		McGrath RentCorp	2,702
147,053		McMillan Shakespeare Ltd	2,255
157,819	e	Mears Group plc	820
36,700		Meitec Corp	929
141,129	*,e	Metalico, Inc	229
604,263		Michael Page International plc	3,894
138,156		Mine Safety Appliances Co	6,855
641,805	e	Mineral Resources Ltd	7,125
53,946	*	Mistras Group, Inc	1,306
930,905		Mitie Group	3,978
22,072		Mitsubishi Pencil Co Ltd	405
152,081	*	Mobile Mini, Inc	4,476
98,960	e	Morneau Sobeco Income Fund	1,273
125,683	e	Moshi Moshi Hotline, Inc	1,793
48,689	e	Multi-Color Corp	1,256
58,400		Multiplus S.A.	861
183,527	*	Navigant Consulting, Inc	2,412
65,407		Newalta, Inc	940
740,202		Nielsen Holdings NV	26,514
11,000		Nihon M&A Center, Inc	485
6,200		Nippon Kanzai Co Ltd	99
29,560	e	Nissha Printing Co Ltd	545
25,602		NL Industries, Inc	318
249,292	*,e	Odyssey Marine Exploration, Inc	813
75,000		Okamura Corp	540
145,566	*	On Assignment, Inc	3,684
22,768		Oyo Corp	385
281,800		Park24 Co Ltd	5,517
224		Pasona Group, Inc	114
43,800		PayPoint plc	591
38,300	*	Performant Financial Corp	470
176		Pilot Corp	467
420,543	e	Pitney Bowes, Inc	6,249
49,138		Poyry Oyj	274
79,293	e	Proffice AB	302
322,368		Programmed Maintenance Services Ltd	861
87,300		PRONEXUS, Inc	645
359,590		Prosegur Cia de Seguridad S.A.	1,992
125,000	e	Quad	2,992
533,593	e	R.R. Donnelley & Sons Co	6,430
84,976		Randstad Holdings NV	3,488
1,045,162		Regus plc	2,524
2,367,685		Rentokil Initial plc	3,609
706,537		Republic Services, Inc	23,316

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

162,042		Resources Connection, Inc	$2,058
106,869	e	Ritchie Bros Auctioneers, Inc	2,327
590,460		Robert Half International, Inc	22,160
337,111		Rollins, Inc	8,276
475,978		RPS Group plc	1,935
185,898	*	RPX Corp	2,623
22,379	e	S1 Corp (Korea)	1,252
243,332	e	SAI Global Ltd (New)	855
21,152	e	Sato Corp	383
45,700	e	Schawk, Inc (Class A)	502
4,345		Seche Environnement S.A.	154
215,058		Secom Co Ltd	11,099
223,492		Securitas AB (B Shares)	2,106
455,001	e	Seek Ltd	4,810
539,419		Serco Group plc	5,156
4,616		SGS S.A.	11,329
549,263		Shanks Group plc	657
17,800		Shenzhen Dongjiang Environmental Co Ltd	98
518,163		Skilled Group Ltd	1,928
41,150		Societe BIC S.A.	4,781
294,700		Sohgo Security Services Co Ltd	4,324
151,240		Sporton International, Inc	366
77,088	*	Standard Parking Corp	1,596
112,504	e	Stantec, Inc	4,963
415,500		Steelcase, Inc (Class A)	6,120
549,466	*	Stericycle, Inc	58,342
156,703		Sthree plc	830
207,000		Taiwan Secom Co Ltd	467
498,000		Taiwan-Sogo Shinkong Security Corp	598
69,469	*,e	Team, Inc	2,853
134,464		Teleperformance	5,734
66,800		Temp Holdings Co Ltd	1,147
281,100	*	Tetra Tech, Inc	8,571
486,000		Tianjin Capital Environmental Protection Group Co Ltd	200
87,794	*	TMS International Corp	1,159
12,400		Tokyu Community Corp	552
470,249		Tomra Systems ASA	4,589
163,600		Toppan Forms Co Ltd	1,590
1,270,944	e	Toppan Printing Co Ltd	9,175
184,128		Towers Watson & Co	12,764
95,830	e	Transcontinental, Inc	1,190
1,270,873		Transfield Services Ltd	2,428
1,058,777	*	Transpacific Industries Group Ltd	1,094
67,925	*	TRC Cos, Inc	438
536,677	*	Tribune Co	30,510
291,452	*	TrueBlue, Inc	6,161
4,826,392		Tyco International Ltd	154,445
143,000		Uchida Yoko Co Ltd	424
50,761		Unifirst Corp	4,594
144,561		United Stationers, Inc	5,587
83,406		USG People NV	716
1,388,577	*	Verisk Analytics, Inc	85,578

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

135,836		Viad Corp	$3,757
22,210	e	VSE Corp	555
88,237	*	WageWorks, Inc	2,209
400,459		Waste Connections, Inc	14,409
1,077,874		Waste Management, Inc	42,263
7,100	e	Weathernews, Inc	177
1,090,000		WHK Group Ltd	1,152
581,686		Yem Chio Co Ltd	381

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,487,291

CONSUMER DURABLES & APPAREL - 1.9%
1,492,000	e	361 Degrees International Ltd	433
846,000		Ability Enterprise Co Ltd	775
36,965		Accell Group	650
217,843		Adidas-Salomon AG.	22,645
168,000		Advanced International Multitech Co Ltd	235
17,402	e	Agabang&Company	121
417,042		Aksa Akrilik Kimya Sanayii	1,136
2,714,735		Alok Industries Ltd	411
51,000		Alpine Electronics, Inc	491
592,940		Altek Corp	360
136,656		Amer Sports Oyj (A Shares)	2,259
156,770	e	American Greetings Corp (Class A)	2,524
2,629,949		AmTRAN Technology Co Ltd	2,138
4,567,500	e	Anta Sports Products Ltd	3,915
271,807		Arcelik AS	1,924
60,115	*,e	Arctic Cat, Inc	2,627
68,600		Arezzo Industria e Comercio S.A.	1,381
65,900	e	Arnest One Corp	1,308
26,900	e	Aruze Corp	535
2,910,043		Arvind Ltd	4,147
135,000	*	Asia Optical Co, Inc	138
107,751		Asics Corp	1,782
216,000	e	Atsugi Co Ltd	258
138,095		Avgol Industries 1953 Ltd	127
45,150		AVY Precision Technology, Inc	73
50,191	*,e	Bang & Olufsen AS (B Shares)	449
1,423,636	*	Barratt Developments plc	5,948
9,040	*,e	Basic House Co Ltd	157
41,634	e	Bassett Furniture Industries, Inc	664
72,290		Bata India Ltd	957
114,073	*,e	Beazer Homes USA, Inc	1,807
2,722,000	*	Beijing Properties Holdings Ltd	176
170,802		Bellway plc	3,374
44,433	e	Beneteau S.A.	451
261,881		Berkeley Group Holdings plc	8,133
22,337,343		Billabong International Ltd	16,995
775,000	e	Billion Industrial Holdings Ltd	518
52,707	e	Blyth, Inc	915
289,945		Bombay Dyeing & Manufacturing Co Ltd	470
10,195,100	e	Bosideng International Holdings Ltd	3,174
183,030		Bovis Homes Group plc	2,066

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

405,192		Brookfield Incorporacoes S.A.	$503
57,531	*,e	Brunello Cucinelli S.p.A	1,213
342,343		Brunswick Corp	11,715
219,779		Burberry Group plc	4,449
74,780	*,e	BWG Homes ASA	179
438,530	e	Callaway Golf Co	2,903
448,617	*	Carter’s, Inc	25,692
162,931	*,e	Casio Computer Co Ltd	1,274
24,558	*,e	Cavco Industries, Inc	1,168
619,000		Cecep Costin New Materials Grp Ltd	259
49,560	e	Cherokee, Inc	679
2,296,000	*	Chigo Holding Ltd	57
2,472,400		China Dongxiang Group Co	383
3,848,000	e	China Haidian Holdings Ltd	402
836,000		China Lilang Ltd	521
26,900		Chofu Seisakusho Co Ltd	614
99,905		Christian Dior S.A.	16,583
22,600		Cia Providencia Industria e Comercio S.A.	97
165,000	*,e	Clarion Co Ltd	216
72,657	*,e	Clarus Corp	662
33,200		Cleanup Corp	227
1,057,794	e	Coach, Inc	52,879
43,688	e	Columbia Sportswear Co	2,529
938,745		Compagnie Financiere Richemont S.A.	73,909
1,134,700	e	Consorcio ARA, S.A. de C.V.	463
23,800	e	Corona Corp	276
654,100	*,e	Corp GEO S.A. de C.V. (Series B)	394
457,831	*	CROCS, Inc	6,785
46,818		CSS Industries, Inc	1,216
33,066	e	Culp, Inc	526
364,281		Cyrela Brazil Realty S.A.	3,124
30,200		Daidoh Ltd	219
16,100		Daikoku Denki Co Ltd	438
251,670	*,e	Deckers Outdoor Corp	14,015
101,771	*	Delclima	111
177,341		De’Longhi S.p.A.	2,796
23,138	*	Delta Apparel, Inc	381
267,200	*,e	Desarrolladora Homex S.A. de C.V.	404
54,590		Descente Ltd	366
58,933		Dorel Industries, Inc (Class B)	2,376
1,912,059	e	DR Horton, Inc	46,463
190,274		Eclat Textile Co Ltd	836
1,916,003	e	Electrolux AB (Series B)	48,840
248,000		Embry Holdings Ltd	132
87,594	e	Ethan Allen Interiors, Inc	2,884
535,200		Even Construtora e Incorporadora S.A.	2,596
434,000		Evergreen International Holdin	85
207,000		Ez Tec Empreendimentos e Participacoes S.A.	2,779
2,713,980	*,m	Fabricato S.A.	30
250,030		Feng TAY Enterprise Co Ltd	385
29,900		Fields Corp	518
510,580	*	Fifth & Pacific Cos, Inc	9,640

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,884	e	Fila Korea Ltd	$686
55,300		Fiyta Holdings Ltd	45
17,640		Flexsteel Industries, Inc	436
4,598		Forbo Holding AG.	3,007
1,381,520		Formosa Taffeta Co Ltd	1,265
240,000		Forus S.A.	1,689
271,234	*,e	Fossil, Inc	26,201
83,191	e	Foster Electric Co Ltd	1,146
175,000		France Bed Holdings Co Ltd	399
204,000	e	Fujibo Holdings Inc	611
199,000	e	Fujitsu General Ltd	1,691
72,700	e	Funai Electric Co Ltd	898
580,000		Gafisa S.A.	1,160
196,496	*,e	Garmin Ltd	6,492
54,909		Genius Electronic Optical Co Ltd	348
113,353	e	Geox S.p.A.	317
29,560		Gerry Weber International AG.	1,293
362,149		Giant Manufacturing Co Ltd	2,047
62,440	*	G-III Apparel Group Ltd	2,504
214,331		Gildan Activewear, Inc	8,551
279,552		Gitanjali Gems Ltd	3,047
676,637		Glorious Sun Enterprises Ltd	195
32,000		Goldwin, Inc	194
470,000	e	Goodbaby International Holding	277
240,400		Grendene S.A.	2,557
83,176	e	GUD Holdings Ltd	623
1,388,000	e	Gunze Ltd	3,608
1,407,400	*,e	Haier Electronics Group Co Ltd	2,246
13,500	e	Hajime Construction Co Ltd	789
16,140	e	Handsome Co Ltd	422
867,640	*	Hanesbrands, Inc	39,530
16,439		Hansae Co Ltd	231
27,650	e	Hanssem Co Ltd	535
97,133		Harman International Industries, Inc	4,335
160,633	e	Hasbro, Inc	7,058
1,873,500	*	Haseko Corp	1,741
15,264		Hefei Meiling Co Ltd	8
46,500		Heiwa Corp	927
290,700		Helbor Empreendimentos S.A.	1,942
121,818	*	Helen of Troy Ltd	4,673
1,478,000	*	Hisense Kelon Electrical Holdings Co Ltd	745
33,848	e	Hooker Furniture Corp	540
401,895	*,e	Hovnanian Enterprises, Inc (Class A)	2,319
20,157		Hugo Boss AG.	2,264
346,185		Husqvarna AB (B Shares)	2,048
118,180		Huvis Corp	1,321
11,066		IC Companys AS	255
303,084	*,e	Iconix Brand Group, Inc	7,841
47,239		Indesit Co S.p.A.	372
274,300	*	Inpar S.A.	107
910,000		International Taifeng Holdings Ltd	254

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

111,281	*,e	iRobot Corp	$2,855
150,565	e	Jakks Pacific, Inc	1,579
38,000	e	Japan Vilene Co Ltd	200
86,000		Japan Wool Textile Co Ltd	666
3,307,168	*,e	Jarden Corp	141,712
203,699	*	Jinshan Development & Construction Co Ltd	103
233,960		JM AB	5,559
78,289		Johnson Health Tech Co Ltd	217
27,758	*	Johnson Outdoors, Inc	662
336,579		Jones Apparel Group, Inc	4,281
148,200	e	JVC KENWOOD Holdings, Inc	401
453,225	e	KB Home	9,867
9,000		Kinko Optical Co Ltd	11
563,500		Konka Group Co Ltd	187
124,782	*,e	K-Swiss, Inc (Class A)	591
270,000		Kurabo Industries Ltd	506
591,000		Kwong Fong Industries	371
1,866	*	Kyungbang Ltd	155
105,720		Lao Feng Xiang Co Ltd	256
188,867		La-Z-Boy, Inc	3,564
588,000		Le Saunda Holdings	186
93,112		Lealea Enterprise Co Ltd	33
217,354	*,e	Leapfrog Enterprises, Inc	1,861
588,309	e	Leggett & Platt, Inc	19,873
223,298	e	Lennar Corp (Class A)	9,262
167,617	e	LG Electronics, Inc	12,337
22,070	e	LG Fashion Corp	599
978,500	*,e	Li Ning Co Ltd	578
98,179		Li Peng Enterprise Co Ltd	35
69,850	*	Libbey, Inc	1,350
37,747		Lifetime Brands, Inc	431
652,000		Luthai Textile Co Ltd	630
908,685		Luxottica Group S.p.A.	45,625
353,607		LVMH Moet Hennessy Louis Vuitton S.A.	60,753
75,465	*,e	M/I Homes, Inc	1,845
80,979	*	Maidenform Brands, Inc	1,420
8,834		Maisons France Confort	270
486,000		Makalot Industrial Co Ltd	1,822
1,169,200	e	Man Wah Holdings Ltd	1,120
6,442	*,m	Mariella Burani S.p.A.	0	^
43,039	e	Marine Products Corp	317
8,300		Mars Engineering Corp	177
2,115,333	e	Matsushita Electric Industrial Co Ltd	15,929
1,092,951		Mattel, Inc	47,860
169,596		MDC Holdings, Inc	6,216
198,600		Merida Industry Co Ltd	1,199
111,171	*	Meritage Homes Corp	5,209
119,700		Merry Electronics Co Ltd	191
561,951	*	Michael Kors Holdings Ltd	31,913
3,120,000	*	Ming Fung Jewellery Group Ltd	125
30,400		Misawa Homes Co Ltd	477
39,000		Mitsui Home Co Ltd	207

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

126,000		Mizuno Corp	$572
335,036	*	Mohawk Industries, Inc	37,899
97,375		Movado Group, Inc	3,264
393,198		MRV Engenharia e Participacoes S.A.	1,633
29,203		Nacco Industries, Inc (Class A)	1,558
900		Nagawa Co Ltd	16
658,022		Namco Bandai Holdings, Inc	11,640
62,918	e	New Wave Group AB (B Shares)	353
2,055,511		Newell Rubbermaid, Inc	53,649
105,598		Nexity	3,639
12,900	e	Nidec Copal Corp	89
517,725		Nien Hsing Textile Co Ltd	369
2,683,847		Nike, Inc (Class B)	158,374
88,135	e	Nikon Corp	2,076
150,468	*,e	Nobia AB	803
70,760	*	NVR, Inc	76,429
751,531		Onward Kashiyama Co Ltd	6,758
29,362		Oriental Weavers	95
54,014	e	Oxford Industries, Inc	2,868
1,118,637		Pacific Textile Holdings Ltd	1,206
252,000		PanaHome Corp	1,803
300,809	e	Pandora AS	8,303
1,520,256		PDG Realty S.A.	2,340
402,000	*,m	Peace Mark Holdings Ltd	0	^
1,569,000	e	Peak Sport Products Co Ltd	253
15,000		Pegas Nonwovens S.A.	379
51,113		Perry Ellis International, Inc	930
472,509		Persimmon plc	7,697
571,166		Phillips-Van Heusen Corp	61,006
363,100	*,e	Pioneer Corp	664
10,024,857		Playmates Holdings Ltd	9,059
373,541	e	Polaris Industries, Inc	34,549
71,428	*	Poltrona Frau S.p.A.	90
170,752		Pool Corp	8,196
661,000	e	Ports Design Ltd	553
2,973,730		Pou Chen Corp	3,182
250,000	e	Prada S.p.A	2,551
1,258,200	e	Prime Success International Group Ltd	1,586
5,567,250		PT Modern Internasional Tbk	574
1,943,466	*	Pulte Homes, Inc	39,336
508,686	*,e	Quiksilver, Inc	3,088
267,001		Rajesh Exports Ltd	602
172,166		Ralph Lauren Corp	29,149
130,103		Raymond Ltd	686
404,889	*	Redrow plc	1,162
155,700		Restoque Comercio e Confeccoes de Roupas S.A.	718
24,068	e	RG Barry Corp	322
23,428		Rinnai Corp	1,670
30,800		Rodobens Negocios Imobiliarios S.A.	229
26,300		Roland Corp	226
1,096,606		Rossi Residencial S.A.	1,671
291,375		Royale Furniture Holdings Ltd	26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

524,914		Ruentex Industries Ltd	$1,218
160,712	e	Ryland Group, Inc	6,689
42,644	*	Safilo Group S.p.A.	580
50,043		Salvatore Ferragamo Italia S.p.A	1,389
269,000		Sampo Corp	92
2,384,000		Samson Holding Ltd	455
12,985,439	e	Samsonite International	32,587
50,076		Sangetsu Co Ltd	1,341
10,193		Sankyo Co Ltd	477
144,000		Sanyo Electric Taiwan Co Ltd	153
447,000		Sanyo Shokai Ltd	1,418
27,130		SEB S.A.	1,877
672,450		Sega Sammy Holdings, Inc	13,500
132,000		Seiko Holdings Corp	628
1,299,630		Seiren Co Ltd	8,384
1,051,054		Sekisui Chemical Co Ltd	11,612
674,971		Sekisui House Ltd	9,172
192,500	*	Shanghai Haixin Group Co	89
1,149,425	*,e	Sharp Corp	3,289
1,133,000	e	Shenzhou International Group Holdings Ltd	3,189
59,604		Shimano, Inc	4,879
221,000		Shinkong Textile Co Ltd	284
397,000		Sitoy Group Holdings Ltd	190
186,145	*	Skechers U.S.A., Inc (Class A)	3,937
51,403	*,e	Skullcandy, Inc	271
5,283,877		Skyworth Digital Holdings Ltd	3,560
337,859	*,e	Smith & Wesson Holding Corp	3,041
876,666		Socovesa S.A.	431
1,437,384	*,e	Sony Corp	25,012
29,424		SRF Ltd	92
32,700		SRI Sports Ltd	368
426,957	*,e	Standard-Pacific Corp	3,689
22,476		Star Comgistic Capital Co Ltd	11
2,073,998	*,e	Steinhoff International Holdings Ltd	5,645
25,841	*	Steinway Musical Instruments, Inc	621
732,000	e	Stella International Holdings Ltd	2,202
235,720	*	Steven Madden Ltd	10,169
72,070	e	Sturm Ruger & Co, Inc	3,656
159,454		Sumitomo Forestry Co Ltd	1,771
282,000		Sunny Optical Technology Group Co Ltd	326
55,604		Swatch Group AG.	32,417
175,306		Swatch Group AG. Reg	17,825
121,000	*,e	Sxl	211
97,000		Tainan Enterprises Co Ltd	99
363,000		Tainan Spinning Co Ltd	182
192,600		Taiwan Paiho Ltd	121
20,400		Taiwan Sakura Corp	11
97,693	e	Takamatsu Corp	1,488
17,300	e	Tamron Co Ltd	373
1,331,138	*	Tatung Co Ltd	338
7,707,892		Taylor Woodrow plc	10,684
1,840,000		TCL Multimedia Technology Holdings Ltd	1,430

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,300		Technos S.A.	$240
3,895,617		Techtronic Industries Co	9,533
140,100		Tecnisa S.A.	586
198,905	*,e	Tempur-Pedic International, Inc	9,872
378,000	*	Texhong Textile Group Ltd	361
752,000		Texwinca Holdings Ltd	796
447,799	*	Thomson	1,829
274,077		Titan Industries Ltd	1,295
65,508	*,e	TK Chemical Corp	102
14,766		Tod’s S.p.A.	2,120
6,640		Token Corp	449
227,355	*	Toll Brothers, Inc	7,785
133,941	*,e	TomTom NV	535
72,168	e	Tomy Co Ltd	366
29,000		Touei Housing Corp	492
797,624	*,e	TRI Pointe Homes, Inc.	16,072
13,074		Trigano S.A.	157
8,858,000	e	Trinity Ltd	4,542
128,585		True Religion Apparel, Inc	3,357
367,367	*	Tsann Kuen China Enterprise Co Ltd	229
210,700		TSI Holdings Co Ltd	1,222
17,056		TTK Prestige Ltd	1,019
74,980	*,e	Tumi Holdings, Inc	1,570
92,000	*	Tuni Textile Mills Ltd	34
780,090		Tupperware Corp	63,765
137,105	*,e	Under Armour, Inc (Class A)	7,020
124,000		UNICASA Industria de Moveis S.A.	595
48,111	*	Unifi, Inc	919
624,000	*	Unitika Ltd	347
55,365	*	Universal Electronics, Inc	1,287
591,479	*,e	Urbi Desarrollos Urbanos S.A. de C.V	152
1,476		Vardhman Textiles Ltd	7
70,664	*,e	Vera Bradley, Inc	1,670
201,118		Vestel Beyaz Esya Sanayi ve Ticaret AS	298
179,066	*	Vestel Elektronik Sanayi	199
417,094		VF Corp	69,968
259,205		VIP Industries Ltd	291
254,627	e	Wacoal Holdings Corp	2,760
247,500	e	Weiqiao Textile Co	138
2,780,000		Welling Holding Ltd	610
27,207	e	Weyco Group, Inc	667
400,948		Whirlpool Corp	47,496
28,254	*	Whirlpool of India Ltd	115
201,162	e	Wolverine World Wide, Inc	8,926
160,780	*,e	Woongjin Chemical Co Ltd	140
155,550		Woongjin Coway Co Ltd	6,906
296,131		Wuxi Little Swan Co Ltd	350
2,736,500	e	XTEP International Holdings	1,063
113,950		Yamaha Corp	1,109
98,000		YGM Trading Ltd	283
22,000		Young Optics, Inc	55
31,260	e	Youngone Corp	1,195

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,670		Youngone Holdings Co Ltd	$723
988,614		Yue Yuen Industrial Holdings	3,230
85,421	*,e	Zagg, Inc	622
20,970		Zeng Hsing Industrial Co Ltd	84
10,000	*	Zhonglu Co Ltd	8
25,115		Zig Sheng Industrial Co Ltd	8

		TOTAL CONSUMER DURABLES & APPAREL	2,151,153

CONSUMER SERVICES - 2.0%
242,353		888 Holdings plc	620
94,600		Abril Educacao S.A.	2,224
12,586		Accor S.A.	438
1,190		Accordia Golf Co Ltd	1,157
262,926		Advtech Ltd	200
134,399	*	AFC Enterprises	4,883
70,504		Ainsworth Game Technology Ltd	264
711,000	e	Ajisen China Holdings Ltd	565
1,873,750	*,e	Alsea SAB de C.V.	5,382
255,000		Ambassador Hotel	248
69,991	*,e	American Public Education, Inc	2,442
130,296		Ameristar Casinos, Inc	3,418
187,500		Anhanguera Educacional Participacoes S.A.	3,025
245,002	*,e	Apollo Group, Inc (Class A)	4,261
554,126	e	Aristocrat Leisure Ltd	2,121
53,744	*	Ascent Media Corp (Series A)	4,001
58,300	e	Atom Corp	350
137,014	e	Autogrill S.p.A.	1,624
188,529	*,e	Bally Technologies, Inc	9,798
96,399		Benesse Corp	4,103
1,300,135		Berjaya Sports Toto BHD	1,744
91,323		BETFAIR Group Ltd	979
37,115		Betsson AB (Series B)	1,196
91,844	*,e	BJ’s Restaurants, Inc	3,057
20,952,400	*	Bloomberry Resorts Corp	7,303
459,358	*	Bloomin’ Brands, Inc	8,209
45,730	*	Bluegreen Corp	450
107,082		Bob Evans Farms, Inc	4,564
211,633	*,e	Boyd Gaming Corp	1,750
70,471	*	Bravo Brio Restaurant Group, Inc	1,116
83,436	*,e	Bridgepoint Education, Inc	854
20,638	*	Bright Horizons Family Solutions	697
711,216	e	Brinker International, Inc	26,777
67,407	*,e	Buffalo Wild Wings, Inc	5,900
134,543	*,e	Caesars Entertainment Corp	2,134
692,000		Cafe de Coral Holdings Ltd	2,111
100,261	*	Capella Education Co	3,122
424,684	*,e	Career Education Corp	1,007
3,377,173	e	Carnival Corp	115,837
1,068,304		Carnival plc	37,348
56,123		Carriage Services, Inc	1,193
59,515	*,e	Carrols Restaurant Group, Inc	309
90,873		CBRL Group, Inc	7,347

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,361		CEC Entertainment, Inc	$2,337
1,301,300		Central Plaza Hotel PCL	1,693
2,978,040		Century City International	219
211,322	e	Cheesecake Factory	8,159
4,480,000		China Travel International Inv HK	873
100,553	*	Chipotle Mexican Grill, Inc (Class A)	32,767
32,940	e	Choice Hotels International, Inc	1,394
62,268		Churchill Downs, Inc	4,361
477,650	*,e	Chuy’s Holdings, Inc	15,562
11,133	e	Cie des Alpes	218
66,425	e	City Lodge Hotels Ltd	831
30,919	*	Club Mediterranee S.A.	535
22,467	*,e	Codere S.A.	88
136,638	*,e	Coinstar, Inc	7,982
19,067	e	Collectors Universe	224
75,000	e	Colowide Co Ltd	792
395,775		Compass Group plc	5,066
73,392	e	Consumers’ Waterheater Income Fund	659
501,618	*,e	Corinthian Colleges, Inc	1,053
63,279		Cox & Kings India Ltd	149
2,888	e	Credu Corp	104
188,016	e	Crown Ltd	2,417
9,000	e	Daisyo Corp	116
181,290		Darden Restaurants, Inc	9,369
376,162	*	Del Frisco’s Restaurant Group, Inc	6,244
498,068	*	Denny’s Corp	2,874
276,362	e	DeVry, Inc	8,774
90,428		Dignity plc	1,953
54,953		DineEquity, Inc	3,780
156,793		Domino’s Pizza UK & IRL plc	1,437
268,696		Domino’s Pizza, Inc	13,822
44,500		Doutor Nichires Holdings Co Ltd	653
189,460	e	Dunkin Brands Group, Inc	6,987
3,901,400		Dynam Japan Holdings Co Ltd	6,785
545,758		Echo Entertainment Group Ltd	1,986
160,223	*,e	Education Management Corp	588
142,747		Educomp Solutions Ltd	165
683,877	*	Egyptian for Tourism Resorts	93
67,227		EIH Ltd	68
25,816		Einstein Noah Restaurant Group, Inc	383
1,950,848		Enjoy S.A.	484
700,399	*	Enterprise Inns plc	1,132
84,800		Estacio Participacoes S.A.	1,842
31,247	*	Euro Disney SCA	190
63,585		Famous Brands Ltd	594
55,657	*	Fiesta Restaurant Group, Inc	1,479
348,138		First Hotel	226
214,209	e	Flight Centre Ltd	7,521
103,672		Formosa International Hotels Corp	1,177
48,000		Fortuna Entertainment Group NV	232
11,751		Frisch’s Restaurants, Inc	211
69,000		Fujita Kanko, Inc	325

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,122,473	*	Galaxy Entertainment Group Ltd	$17,287
2,353,505		Genting BHD	7,640
4,666,628	e	Genting International plc	5,646
161,268	*	Grand Canyon Education, Inc	4,095
40,500	e	Grand Korea Leisure Co Ltd	1,196
69,254	*	Great Canadian Gaming Corp	639
506,424		Greene King plc	5,409
663,000	e	GuocoLeisure Ltd	472
683,916		H&R Block, Inc	20,121
9,577		Hana Tour Service, Inc	599
241,059		Hillenbrand, Inc	6,094
70,100		HIS Co Ltd	3,037
72,686	*	Home Inns & Hotels Management, Inc (ADR)	2,165
12,227		Hotel Leela Venture Ltd	5
456,000		Hotel Properties Ltd	1,213
121,024	e	Hotel Shilla Co Ltd	6,000
254,050		Huangshan Tourism Development Co Ltd	373
328,063	*	Hurtigruten Group ASA	163
794,464	*	Hyatt Hotels Corp	34,345
6,500		Ichibanya Co Ltd	289
23,856	*,e	Ignite Restaurant Group, Inc	350
245,919		Indian Hotels Co Ltd	243
274,349		InterContinental Hotels Group plc	8,386
378,021		International Game Technology	6,237
61,000		International Meal Co Holdings S.A.	770
98,868		International Speedway Corp (Class A)	3,231
653,008		Interval Leisure Group, Inc	14,196
154,029		Intralot S.A.-Integrated Lottery Systems & Services	361
281,096		Invocare Ltd	3,221
74,379	*	Isle of Capri Casinos, Inc	468
404,040	*,e	ITT Educational Services, Inc	5,568
257,098	*	Jack in the Box, Inc	8,893
232,958	*,e	Jamba, Inc	664
879,370		Jollibee Foods Corp	2,715
65,031	*	Jubilant Foodworks Ltd	1,495
93,378	*,e	K12, Inc	2,251
149,870		Kangwon Land, Inc	4,154
15,650	e	Kappa Create Co Ltd	316
23,300	e	Kisoji Co Ltd	473
2,012,000		Kosmopolito Hotels International Ltd	574
304,023	*	Krispy Kreme Doughnuts, Inc	4,390
674,400	*	Kroton Educacional S.A.	8,660
9,047		Kuoni Reisen Holding	2,860
35,700	e	Kura Corp	659
19,500	e	Kyoritsu Maintenance Co Ltd	572
2,311,663		Ladbrokes plc	7,938
356,500	*	Landmarks BHD	112
3,426,566		Las Vegas Sands Corp	193,087
139,891	*	Leofoo Development Co	69
151,315	*,e	Life Time Fitness, Inc	6,473
106,066	*,e	LifeLock, Inc	1,021
87,215	e	Lincoln Educational Services Corp	511

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

434,596		Lottomatica S.p.A.	$10,233
71,048	*	Luby’s, Inc	531
64,939	e	Mac-Gray Corp	831
1,232,773		Macquarie Leisure Trust Group	1,825
70,106		Marcus Corp	876
438,580		Marriott International, Inc (Class A)	18,521
120,627	*	Marriott Vacations Worldwide Corp	5,176
789,919		Marston’s plc	1,701
8,700	e	Matsuya Foods Co Ltd	153
95,934	e	Matthews International Corp (Class A)	3,347
2,873,239		McDonald’s Corp	286,433
18,157	e	McDonald’s Holdings Co Japan Ltd	489
18,858		MegaStudy Co Ltd	1,210
1,068,213	e	Melco International Development	1,858
105,959	*,e	Melco PBL Entertainment Macau Ltd (ADR)	2,473
2,507,400		MGM China Holdings Ltd	5,377
494,252	*	MGM Mirage	6,499
247,761		Millennium & Copthorne Hotels plc	2,145
3,125,590		Minor International PCL (Foreign)	2,615
277,155	*	Mitchells & Butlers plc	1,375
5,208		Modetour Network, Inc	131
43,624	*	Monarch Casino & Resort, Inc	424
107,341	*	Morgans Hotel Group Co	635
32,000	e	MOS Food Services, Inc	680
84,236	*	MTR Gaming Group, Inc	278
188,236	*	Multimedia Games, Inc	3,928
3,228,000		NagaCorp Ltd	2,728
9,979	*	Nathan’s Famous, Inc	422
32,007		National American University Holdings, Inc	125
213,261	e	Navitas Ltd	1,186
52,771	*	NET Holding AS	72
105,012	*	NH Hoteles S.A.	332
52,086	*	Norwegian Cruise Line Holdings Ltd	1,544
14,300		Ohsho Food Service Corp	443
267,012		OPAP S.A.	2,103
17,637		Orascom Development Holding AG.	205
58,581		Oriental Land Co Ltd	9,596
1,708,299	*	Orient-Express Hotels Ltd (Class A)	16,844
508,000	e	Overseas Union Enterprise Ltd	1,260
275	e	Pacific Golf Group International Holdings KK	254
122,179		Paddy Power plc	11,026
790,436		Paliburg Holdings Ltd	266
143,155	*	Panera Bread Co (Class A)	23,655
102,700	*,e	Papa John’s International, Inc	6,349
44,108	e	Paradise Co Ltd	843
822,625		PartyGaming plc	1,798
2,643,775	*,e	Penn National Gaming, Inc	143,901
657,720		Philweb Corp	237
240,125	*	Pinnacle Entertainment, Inc	3,511
22,100		Plenus Co Ltd	357
64,427	*,e	Premier Exhibitions, Inc	171
952,398	e	Raffles Education Corp Ltd	277

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

189,569		Rank Group plc	$475
56,993	*,e	Red Lion Hotels Corp	405
55,123	*	Red Robin Gourmet Burgers, Inc	2,514
737,000		Regal Hotels International Holdings Ltd	356
235,704	e	Regis Corp	4,287
3,417,600		Resorts World BHD	4,057
102,200		Resorttrust, Inc	2,904
401,658		Restaurant Group plc	2,859
9,050,000	e	Rexcapital Financial Holdings Ltd	794
100,634	*	Rezidor Hotel Group AB	486
19,200	e	Ringer Hut Co Ltd	242
1,282		Riso Kyoiku Co Ltd	127
148,500		Round One Corp	1,098
1,172,559	e	Royal Caribbean Cruises Ltd	38,952
61,400		Royal Holdings Co Ltd	895
253,276	*,e	Ruby Tuesday, Inc	1,867
126,067	*	Ruth’s Chris Steak House, Inc	1,203
34,500	e	Saizeriya Co Ltd	478
6,887,661		Sands China Ltd	35,840
323,303	*,e	Scientific Games Corp (Class A)	2,829
658,903		Service Corp International	11,023
2,914,000	e	Shanghai Jin Jiang International Hotels Group Co Ltd	507
224,984		Shanghai Jinjiang International Hotels Development Co Ltd	362
107,249		Shanghai Jinjiang International Travel Co Ltd	172
1,109,229	e	Shangri-La Asia Ltd	2,178
307,770	*	SHFL Entertainment, Inc	5,100
2,859	e	Shinsegae Food Co Ltd	234
431,762		Six Flags Entertainment Corp	31,294
5,253,239		SJM Holdings Ltd	13,150
31,314		SkiStar AB (Series B)	372
603,860		Sky City Entertainment Group Ltd	2,231
30,012	*	SM Culture & Contents Co Ltd	92
62,722		Sodexho Alliance S.A.	5,846
59,158	e	Sol Melia S.A.	402
421,512	*	Sonic Corp	5,429
300,732		Sotheby’s (Class A)	11,250
42,801	e	Speedway Motorsports, Inc	770
1,099,367		Spirit Pub Co plc	984
6,400		St Marc Holdings Co Ltd	306
674,000		Stamford Land Corp Ltd	310
723	e	Starbucks Coffee Japan Ltd	630
3,603,190		Starbucks Corp	205,238
896,453		Starwood Hotels & Resorts Worldwide, Inc	57,131
4,621	*	Steak N Shake Co	1,725
54,859	*	Steiner Leisure Ltd	2,653
263,149	e	Stewart Enterprises, Inc (Class A)	2,445
43,376	e	Strayer Education, Inc	2,099
136,149		Sun International Ltd	1,495
2,005,300		Ta Enterprise BHD	334
153,632		Tabcorp Holdings Ltd	518
571,746		Tattersall’s Ltd	1,891

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

220,461		Texas Roadhouse, Inc (Class A)	$4,451
1,151,609	*	Thomas Cook Group plc	1,972
233,116	e	Tim Hortons, Inc (Toronto)	12,670
5,667	*	Tipp24 SE	302
239,000	e	Tokyo Dome Corp	1,365
210,000	e	Tokyotokeiba Co Ltd	890
18,100	e	Toridoll.corp	186
80,104	e	Town Sports International Holdings, Inc	758
166,714	*	TUI AG.	1,794
902,354		TUI Travel plc	4,477
65,874		Unibet Group plc (ADR)	2,300
127,832		Universal Technical Institute, Inc	1,615
134,245	e	Vail Resorts, Inc	8,366
23,700	e	Watami Co Ltd	442
325,548	e	Weight Watchers International, Inc	13,709
351,278	e	Wendy’s	1,992
161,060		Wetherspoon (J.D.) plc	1,317
699,293		Whitbread plc	27,352
1,573,185		William Hill plc	8,853
188,870	*	WMS Industries, Inc	4,761
50,000		Wowprime Corp	709
862,679		Wyndham Worldwide Corp	55,626
1,720,390	e	Wynn Macau Ltd	4,584
139,186		Wynn Resorts Ltd	17,421
335,000		YBM Sisa.com, Inc	1,563
50,000	e	Yomiuri Land Co Ltd	335
536	e	Yoshinoya D&C Co Ltd	631
2,188,804	e	Yum! Brands, Inc	157,463
78,600	e	Zensho Co Ltd	1,061

		TOTAL CONSUMER SERVICES	2,261,860

DIVERSIFIED FINANCIALS - 5.5%
140,064		3i Group plc	675
33,714		ABC Arbitrage	206
3,682,675		Aberdeen Asset Management plc	24,066
30,826		Ackermans & Van Haaren	2,608
7,018	*,e	Acom Co Ltd	201
243,006		Administradora de Fondos de Pensiones Provida S.A.	1,700
78,171	e	Aeon Credit Service Co Ltd	2,217
20,000		Aeon Credit Service M BHD	84
659,592	*	Affiliated Managers Group, Inc	101,294
1,490,879	e	African Bank Investments Ltd	4,913
136,069	e	AGF Management Ltd	1,444
169,400	*,e	Aiful Corp	1,135
30,104		Aker ASA (A Shares)	1,135
45,025	e	Alaris Royalty Corp	1,250
56,682		Altamir Amboise	664
1,743,450	*	American Capital Ltd	25,446
5,824,512		American Express Co	392,922
1,553,807	e	Ameriprise Financial, Inc	114,438
4,944,005		AMMB Holdings BHD	10,442
740,154		Apollo Investment Corp	6,188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

330,987		Apollo Management LP	$7,163
615,649	e,g	ARA Asset Management Ltd	955
552,663		Ares Capital Corp	10,003
234,574		Artio Global Investors, Inc	638
935,351		Ashmore Group plc	4,987
12,981	*,m	Asia Pacific Investment Partners Limited	92
422,000	*,e	Asiasons Capital Ltd	320
60,338	*	Asset Acceptance Capital Corp	407
35,923	e	Asta Funding, Inc	345
12,092		Aurelius AG.	778
216,195	e	Australian Stock Exchange Ltd	8,168
22,472	e	Avanza AB	605
311,537		Ayala Corp	4,320
2,215	*,m	Ayala Corp Preferred	0	^
367,057		Azimut Holding S.p.A.	5,951
5,332		Bajaj Auto Finance Ltd	113
187,228	e	Banca Generali S.p.A	3,564
47,097		Banca IFIS S.p.A.	406
319,925		Banca Profilo S.p.A.	106
50,409,274		Bank of America Corp	613,985
3,131,623	e	Bank of New York Mellon Corp	87,654
375,715	e	BGC Partners, Inc (Class A)	1,563
191,681		BinckBank NV	1,799
352,897	e	BlackRock Kelso Capital Corp	3,529
366,167		BlackRock, Inc	94,061
2,656,387		Blackstone Group LP	52,543
265,000		Blue Circle Services Ltd	44
2,752,811		BM&F Bovespa S.A.	18,581
37,984,234		Bolsa de Valores de Colombia	630
32,890	m	Bolsa de Valores de Lima S.A.	142
1,381,600	e	Bolsa Mexicana de Valores S.A. de C.V.	3,956
84,158	e	Bolsas y Mercados Espanoles	2,071
31,677	*	Boursorama	250
1,089,005	*	Brait S.A.	4,121
331,884		Brewin Dolphin Holdings plc	1,043
599,086		BT Investment Management Ltd	1,972
283,157		BTG Pactual Participations Ltd	4,752
85,021		Bure Equity AB	304
95,300		Bursa Malaysia BHD	214
144,244		Calamos Asset Management, Inc (Class A)	1,698
5,267	e	California First National Bancorp	91
99,782		Canaccord Financial, Inc	670
1,526,732		Capital One Financial Corp	83,894
1,702,821		Capital Securities Corp	607
12,736		Capital Southwest Corp	1,465
115,529	e	Cash America International, Inc	6,062
215,283		CBOE Holdings, Inc	7,953
101,801		Century Leasing System, Inc	2,648
269,644		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	3,202
1,102,100		Chailease Holding Co Ltd	3,071
912,802		Challenger Financial Services Group Ltd	3,675
1,642,949		Charles Schwab Corp	29,064

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,130,000		China Bills Finance Corp	$437
1,407,800		China Everbright Ltd	2,244
3,540,000	*,e	China Financial International Investments Ltd	174
140,000	e	China Merchants China Direct Investments Ltd	209
3,236		Cholamandalam DBS Finance Ltd	16
256,593	e	CI Financial Corp	7,098
425,039	*	Citadel Capital Corp	205
1,886,400	e	CITIC Securities Co Ltd	4,091
16,960,832		Citigroup, Inc	750,347
178,467		Close Brothers Group plc	2,857
408,859	e	CME Group, Inc	25,100
65,556	e	Cohen & Steers, Inc	2,365
3,313,400	e	Compartamos SAB de C.V.	6,111
961,275	*	Concord Securities Corp	226
812,156		Coronation Fund Managers Ltd	4,241
25,977		Corp Financiera Alba	1,136
174,785		Corp Financiera Colombiana S.A.	3,376
4,698	*,m	Corp Financiera Colombiana S.A. (No-Div)	91
341,075	*	Cowen Group, Inc	962
29,773	*	Credit Acceptance Corp	3,636
1,953,600	e	Credit China Holdings Ltd	202
74,068	e	Credit Saison Co Ltd	1,853
3,009,802	e	Credit Suisse Group	79,160
874,700	*	Credito Real SAB de C.V.	1,512
856,400	*	CSOP FTSE China A50 ETF CNY RQFII	1,119
27,398		DAB Bank AG.	129
223,041		Daewoo Securities Co Ltd	2,297
67,800		Daishin Securities Co Ltd	594
42,120		Daishin Securities Co Ltd PF	243
2,411,135	*	Daiwa Securities Group, Inc	17,092
152,679	e	Davis & Henderson Income Fund	3,282
130,557	*	DeA Capital S.p.A.	225
18,005	*	Deerfield Capital Corp	148
1,382,838		Deutsche Bank AG.	54,064
15,825	e	Deutsche Beteiligungs AG.	382
148,947		Deutsche Boerse AG.	9,036
13,076	e	Diamond Hill Investment Group, Inc	1,017
2,241,505		Discover Financial Services	100,509
153,585	*	Dollar Financial Corp	2,556
53,250		Dongbu Securities Co Ltd	193
167,985		Duff & Phelps Corp	2,605
49,613	*	Dundee Corp	1,709
839,496	*	E*Trade Financial Corp	8,991
41,398		East Capital Explorer AB	331
492,396	e	Eaton Vance Corp	20,597
245,790		ECM Libra Financial Group BHD	56
105,492		Edelweiss Capital Ltd	60
58,747	e	EFG International	709
913,525		Egypt Kuwait Holding Co	1,096
368,129	*	Egyptian Financial Group-Hermes Holding	544
146,300	*	Element Financial Corp	1,296
79,064	*,e	Encore Capital Group, Inc	2,380

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

78,275	*	Eugene Investment & Securities Co Ltd	$182
43,478		Eurazeo	2,208
198,893	e	Evercore Partners, Inc (Class A)	8,274
63,479	e	Exor S.p.A.	1,779
263,406	*	Ezcorp, Inc (Class A)	5,611
578,282		F&C Asset Management plc	917
1,920,100		Far East Horizon Ltd	1,271
44,902	*	FBR & Co	850
129,295	e	Federated Investors, Inc (Class B)	3,060
41,623	e	Fidus Investment Corp	797
509,250	*	Fifth Street Finance Corp	5,612
8,099		Fimalac	423
272,453	e	Financial Engines, Inc	9,868
106,073	*	First Cash Financial Services, Inc	6,188
241,593	*,e	First Marblehead Corp	244
2,330,000		First Pacific Co	3,158
21,344	*	Firsthand Technology Value Fund, Inc	411
5,304,419		FirstRand Ltd	18,594
222,880		FlexiGroup Ltd	935
364,169		Fortress Investment Group LLC	2,331
386,240	e	Franklin Resources, Inc	58,249
83,584	e	Friedman Billings Ramsey Group, Inc (Class A)	2,157
13,104,234		Fubon Financial Holding Co Ltd	18,807
13,530,634		Fuhwa Financial Holdings Co Ltd	6,871
8,922		Fundo de Investimento Imobiliario Brazilian Capital Real Estate Fund I	661
40,538		Fuyo General Lease Co Ltd	1,548
72,701	e	FXCM, Inc	995
35,229	e	Gain Capital Holdings, Inc	157
23,891	e	GAMCO Investors, Inc (Class A)	1,269
11,700		GCA Savvian Group Corp	114
7,468,000		Get Nice Holdings Ltd	342
242,472	e	GFI Group, Inc	810
37,114		Gimv NV	1,855
134,850		Gladstone Capital Corp	1,241
80,219		Gladstone Investment Corp	586
33,448		Gluskin Sheff + Associates, Inc	598
139,324		GMP Capital, Inc	900
1,954,595		Goldman Sachs Group, Inc	287,619
52,855	e	Golub Capital BDC, Inc	873
145,731	*,e	Green Dot Corp	2,435
104,769	e	Greenhill & Co, Inc	5,593
155,695		Groupe Bruxelles Lambert S.A.	11,926
883	*,m	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
70,379	*,e	GSV Capital Corp	581
241,150		GT Capital Holdings, Inc	4,325
1,532,000		Guotai Junan International Hol	670
2,431,928		Haci Omer Sabanci Holding AS	14,396
415,600	*	Haitong Securities Co Ltd	573
84,290		Hanwha Securities Co	324
227,046		Hargreaves Lansdown plc	3,002
120,631	*,e	Harris & Harris Group, Inc	434

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

78,863		Hellenic Exchanges S.A.	$396
2,696,127		Henderson Group plc	6,548
171,716	e	Hercules Technology Growth Capital, Inc	2,104
323,739		HFF, Inc (Class A)	6,452
209,800		Hitachi Capital Corp	4,606
8,930		HMC Investment Securities Co Ltd	105
1,465,160	e	Hong Kong Exchanges and Clearing Ltd	25,036
26,065		Horizon Technology Finance Corp	381
142,307		Hyundai Securities Co	1,017
19,800	e	IBJ Leasing Co Ltd	614
531,766		ICAP plc	2,353
51,800		Ichiyoshi Securities Co Ltd	574
1,580,332		IFCI Ltd	759
505,208		IG Group Holdings plc	4,109
207,434	e	IGM Financial, Inc	9,346
167,436		India Infoline Ltd	188
288,437	m	Indiabulls Financial Services Ltd	1,442
18,736		Indiabulls Securities Ltd	3
32,890		Industrivarden AB	600
1,708,497		Infrastructure Development Finance Co Ltd	4,530
10,790,764	*	ING Groep NV	77,644
95,787		Interactive Brokers Group, Inc (Class A)	1,428
179,983	*,m	Interbolsa S.A.	0	^
373,499	*,e	IntercontinentalExchange, Inc	60,906
32,760		Intergroup Financial Services Corp	1,310
527,770		Intermediate Capital Group plc	3,405
53,526	*,e	International Assets Holding Corp	932
532,008		International Personal Finance plc	3,609
134,698	*	Internet Capital Group, Inc	1,681
60,811		Inversiones La Construccion S.A.	1,181
2,321,770		Invesco Ltd	67,238
294,410		Investec Ltd	2,060
93,699		Investec plc	655
225,465	*	Investment Technology Group, Inc	2,489
512,959		Investor AB (B Shares)	14,838
441,622		IOOF Holdings Ltd	3,832
13,736	*	Is Finansal Kiralama AS.	8
165,905		Is Yatirim Menkul Degerler AS	161
1,500,000	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	2,014
1,478,445	e	iShares MSCI Canada Index Fund	42,150
994,340		iShares MSCI EAFE Index Fund	58,646
453,750	e	iShares MSCI Emerging Markets	19,411
161,128	e	iShares Russell 2000 Index Fund	15,188
28,100	e	J Trust Co Ltd	894
251,089		Jaccs Co Ltd	1,573
230,717	*,e	Jafco Co Ltd	8,301
235,977	e	Janus Capital Group, Inc	2,218
6,253,000	*,a	Japan Asia Investment Co Ltd	11,500
1,775,500	e	Japan Securities Finance Co Ltd	13,706

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,209,484		Jih Sun Financial Holdings Co Ltd	$678
64,873	e	JMP Group, Inc	448
16,095,698		JPMorgan Chase & Co	763,902
190,218		JSE Ltd	1,475
157,266		Julius Baer Group Ltd	6,129
226,505		Julius Baer Holding AG.	3,837
781,642		Jupiter Investment Management Group Ltd	3,897
109,965		K&N Kenanga Holdings BHD	19
846,000		K1 Ventures Ltd	111
113,800	e	kabu.com Securities Co Ltd	695
9,920,000	*	Kai Yuan Holdings Ltd	256
35,423	*,e	KBC Ancora	615
78,524	e	KCAP Financial, Inc	846
29,741		Kinnevik Investment AB (Series B)	722
20,933		KIWOOM Securities Co Ltd	1,278
564,386	*,e	Knight Capital Group, Inc (Class A)	2,100
51,960		Korea Investment Holdings Co Ltd	2,085
467,424		Kotak Mahindra Bank Ltd	5,628
82,410	*	KTB Securities Co Ltd	265
47,580		Kyobo Securities Co	219
411,517	*,e	Ladenburg Thalmann Financial Services, Inc	683
194,555		Lazard Ltd (Class A)	6,640
1,104,077	e	Legg Mason, Inc	35,496
608,757		Leucadia National Corp	16,698
142,801		London Stock Exchange Group plc	2,840
163,616		LPL Financial Holdings, Inc	5,275
45,850		Lundbergs AB (B Shares)	1,824
401,631		Macquarie Group Ltd	15,624
185,000		Mahindra & Mahindra Financial Services Ltd	666
102,038	e	Main Street Capital Corp	3,274
13,789,072		Man Group plc	18,751
797,636		Manappuram General Finance & Leasing Ltd	318
89,505		Manning & Napier, Inc	1,480
863,086	*	Marfin Investment Group S.A	296
192,253		MarketAxess Holdings, Inc	7,171
37,560		Marlin Business Services Corp	871
149,200		Marusan Securities Co Ltd	1,141
1,973,000		Masterlink Securities Corp	622
126,500	e	Matsui Securities Co Ltd	1,356
195,450		Maybank Kim Eng Securities Thailand PCL	144
326,494	e	MCG Capital Corp	1,561
57,243	e	Medallion Financial Corp	757
1,661,132		Mediobanca S.p.A.	8,491
76,593	e	Medley Capital Corp	1,214
229,894	*	Meritz finance Holdings Co Ltd	828
651,020		Meritz Securities Co Ltd	831
10,974,800		Metro Pacific Investments Corp	1,495
20,202		MicroFinancial, Inc	170
396,000		MIN XIN Holdings Ltd	222
27,841		Mirae Asset Securities Co Ltd	1,036
1,255,870		Mitsubishi UFJ Lease & Finance Co Ltd	6,581
82,165		MLP AG.	548

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

16,779	e	Monex Beans Holdings, Inc	$6,801
1,043,677		Moody’s Corp	55,649
8,170,618		Morgan Stanley	179,590
307,740	*	MSCI, Inc (Class A)	10,442
1,531,700	*	Mulpha International BHD	190
18,400		Multi Commodity Exchange of India Ltd	282
1,599,200		Multi-Purpose Holdings BHD	1,856
84,855		MVC Capital, Inc	1,089
612,446	*	Narodowy Fundusz Inwestycyjny Midas S.A.	149
159,097	e	Nasdaq Stock Market, Inc	5,139
90,911		Nelnet, Inc (Class A)	3,073
123,869	*	Netspend Holdings, Inc	1,968
127,425	e	New Mountain Finance Corp	1,863
91,778	*,e	NewStar Financial, Inc	1,214
83,137	e	NGP Capital Resources Co	591
76,683		NH Investment & Securities Co Ltd	357
3,401		NICE Holdings Co Ltd	245
39,415	e	Nicholas Financial, Inc	579
2,761,072		Nomura Holdings, Inc	17,168
85,170		Nordnet AB (Series B)	265
21,904,308		Norte Grande S.A.	237
810,357		Northern Trust Corp	44,213
315,535		NYSE Euronext	12,192
4,867,866	e	NZX Ltd	5,462
6,100		OFS Capital Corp	85
355,000		Okasan Holdings, Inc	3,445
199,896	e	OKO Bank (Class A)	2,924
92,349		Onex Corp	4,404
37,519	e	Oppenheimer Holdings, Inc	730
28,675	*	Oresund Investment AB	461
366,000	*,e	Orient Corp	1,182
5,004,530	*,e	ORIX Corp	63,898
52,400	e	Osaka Securities Exchange Co Ltd	4,859
720,575		OSK Holdings BHD	342
10,646		Pargesa Holding S.A.	725
47,122		Partners Group	11,637
1,239,600	*,m	Pearl Oriental Innovation Ltd	50
340,885		PennantPark Investment Corp	3,849
517,000	*,m	Peregrine Investment Holdings	0	^
137,982		Perpetual Trustees Australia Ltd	5,816
371,798	*,e	PHH Corp	8,165
60,290		Philippine Stock Exchange, Inc	684
86,521	*	Pico Holdings, Inc	1,921
378,585	*	Pioneers Holding	222
57,645	*	Piper Jaffray Cos	1,977
551,476	e	Platinum Asset Mangement Ltd	2,988
108,759	*	Portfolio Recovery Associates, Inc	13,804
902,080		Power Finance Corp Ltd	3,005
105,000	*,e	PowerShares QQQ Trust Series	7,242
1,686,509		President Securities Corp	1,010
903,144	e	Prospect Capital Corp	9,853
299,476		Provident Financial plc	7,132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,889,000		PT Clipan Finance Indonesia Tbk	$88
37,797	e	Pzena Investment Management, Inc (Class A)	246
81,198		Rathbone Brothers	1,800
276,896	e	Ratos AB (B Shares)	2,930
1,359,069		Raymond James Financial, Inc	62,653
10,794	*,e	Regional Management Corp	218
326,295		Reliance Capital Ltd	1,885
914,443		Remgro Ltd	18,218
43,504		Resource America, Inc (Class A)	433
160,490	*	RHJ International	761
20,718	e	Ricoh Leasing Co Ltd	577
927,786		RMB Holdings Ltd	4,202
602,768		Rural Electrification Corp Ltd	2,317
76,774	*,e	Safeguard Scientifics, Inc	1,213
75,479		Samsung Card Co	2,592
80,435		Samsung Securities Co Ltd	3,881
70,000	*	Sawada Holdings Co Ltd	696
48,484	e	SBI Holdings, Inc	431
45,694		Schroders plc	1,468
762,560		SEI Investments Co	22,000
5	*,m	SFCG Co Ltd	0	^
159,339		Shriram Transport Finance Co Ltd	2,039
1,765,849		Singapore Exchange Ltd	11,001
126,570		SK Securities Co Ltd	119
1,521,662		SLM Corp	31,164
768,475	*,e,m	SNS Reaal	10
222,630		Solar Capital Ltd	5,230
38,948		Solar Senior Capital Ltd	748
95,946	e	SPDR S&P MidCap 400 ETF Trust	20,122
1,030,590		SPDR Trust Series 1	161,339
98,587	e	Sprott, Inc	340
409,246		SREI Infrastructure Finance Ltd	202
3,840,450		State Street Corp	226,932
18,684	e	Stellus Capital Investment Corp	277
265,987	*	Stifel Financial Corp	9,222
5,354		Sundaram Finance Ltd	47
457,062		Suramericana de Inversiones S.A.	9,765
11,691		Swissquote Group Holding S.A.	370
178,181	*,e	SWS Group, Inc	1,078
414,350		T Rowe Price Group, Inc	31,022
294,337		Tai Fook Securities Group Ltd	121
90,000		Taiwan Acceptance Corp	227
170,000	e	Takagi Securities Co Ltd	615
67,160	e	TCP Capital Corp	1,072
511,725		TD Ameritrade Holding Corp	10,552
278,925		Tetragon Financial Group Ltd	3,049
47,237	e	THL Credit, Inc	708
193,078	e	TICC Capital Corp	1,919
22,557		TMX Group Ltd	1,234
480,680		Tokai Tokyo Securities Co Ltd	3,561
61,642		Tong Yang Investment Bank	224
125,333		Transpac Industrial Holdings Ltd	170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

95,916	e	Triangle Capital Corp	$2,685
257,155		Tullett Prebon plc	1,016
7,501,400		UBS AG. (Switzerland)	115,351
957,565	e	UOB-Kay Hian Holdings Ltd	1,318
142,337	*	Uranium Participation Corp	783
844,000	e	Value Partners Group Ltd	549
6,226		Verwalt & Privat-Bank AG.	551
31,698	*	Virtus Investment Partners, Inc	5,905
66,177		Vontobel Holding AG.	2,107
166,499		Vostok Nafta Investment Ltd	632
266,354		Waddell & Reed Financial, Inc (Class A)	11,661
135,248		Walter Investment Management Corp	5,038
70,148		Warsaw Stock Exchange	844
3,231,662		Waterland Financial Holdings	1,089
31,947		Wendel	3,383
27,089	e	Westwood Holdings Group, Inc	1,204
1,990	*	WhiteHorse Finance, Inc	31
545,356	*	WisdomTree Investments, Inc	5,672
24,388		Woori Financial Co Ltd	439
168,853		Woori Investment & Securities Co Ltd	1,754
36,754	*,e	World Acceptance Corp	3,156
378,554		Zeder Investments Ltd	145

		TOTAL DIVERSIFIED FINANCIALS	6,184,471

ENERGY - 9.5%
84,501		Aban Offshore Ltd	411
283,565	*,e	Abraxas Petroleum Corp	655
259,124	e	Acergy S.A.	6,090
8,692		Adams Resources & Energy, Inc	443
20,436,627		Adaro Energy Tbk	2,767
226,307	*	Advantage Oil & Gas Ltd	838
9,022,554	*	Afren plc	19,501
100,152		Aker Kvaerner ASA	1,880
273,100	*	Alam Maritim Resources BHD	82
371,992		Alliance Holdings GP LP	19,593
125,528		Alon USA Energy, Inc	2,391
613,314	*,e	Alpha Natural Resources, Inc	5,035
145,739	e	AltaGas Income Trust	5,008
77,774		AMEC plc	1,250
2,014,021	*,e	Amerisur Resources plc	1,698
96,449	*,e	Amyris Biotechnologies, Inc	297
3,044,465		Anadarko Petroleum Corp	266,238
89,000	*	Angle Energy, Inc	271
226,350		Anglo Pacific Group plc	819
317,000		Anhui Tianda Oil Pipe Co Ltd	58
1,276,000	e	Anton Oilfield Services Group	889
156,400		AOC Holdings, Inc	607
867,972		Apache Corp	66,973
32,025	e	APCO Argentina, Inc	397
114,707	*,e	Approach Resources, Inc	2,823
526,091	*,e	Aquila Resources Ltd	1,089
219,544	e	ARC Energy Trust	5,801

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

868,396	e	Arch Coal, Inc	$4,715
129,801	*	Archer Ltd	115
255,277	*	Athabasca Oil Corp	2,284
204,592	*	Atwood Oceanics, Inc	10,749
522,361	*,e	Aurora Oil and Gas Ltd	1,803
703,676		Australian Worldwide Exploration Ltd	954
2,680,293	e	Baker Hughes, Inc	124,392
114,392	*,e	Bandanna Energy Ltd	20
1,523,000		Bangchak Petroleum PCL	1,878
303,626	*	Bankers Petroleum Ltd	798
168,650		Banpu PCL	2,177
134,263	*,e	Basic Energy Services, Inc	1,835
388,722	e	Baytex Energy Trust	16,290
3,668,409		Beach Petroleum Ltd	5,421
144,000	*	Bellatrix Exploration Ltd	927
211,354	e	Berry Petroleum Co (Class A)	9,784
4,138,785		BG Group plc	71,220
508,961		Bharat Petroleum Corp Ltd	3,546
190,857	*,e	Bill Barrett Corp	3,869
117,699	*,e	Birchcliff Energy Ltd	993
362,400	*,e	BlackPearl Resources, Inc	831
31,092	e	Bolt Technology Corp	543
78,518	*	Bonanza Creek Energy, Inc	3,036
106,050	e	Bonavista Energy Trust	1,560
28,426	e	Bonterra Oil & Gas Ltd	1,381
1,215,326	*,e	Borders & Southern Petroleum plc	328
48,679		Bourbon S.A.	1,344
575,000		Boustead Singapore Ltd	685
267,703	*	BowLeven plc	392
15,989,216		BP plc	112,436
1,366,429	e	BP plc (ADR)	57,868
361,932	*,e	BPZ Energy, Inc	822
		Brasil Ecodiesel Industria e Comercio de
1,815,696	*	Biocombustiveis e Oleos Vegetais S.A.	386
5,747,000	e	Brightoil Petroleum Holdings Ltd	1,092
139,590		Bristow Group, Inc	9,205
2,469,100		Bumi Armada BHD	3,022
65,049	*	BUMI plc	292
274,423	*,e	Buru Energy Ltd	711
477,107		BW Offshore Ltd	506
207,346	*,e	C&J Energy Services, Inc	4,748
1,250,814		Cabot Oil & Gas Corp	84,568
870,341		Cairn Energy plc	3,623
272,962		Cairn India Ltd	1,370
571,176	*,e	Cal Dive International, Inc	1,028
121,886	e	Calfrac Well Services Ltd	3,274
177,202	*	Callon Petroleum Co	656
464,136		Caltex Australia Ltd	10,364
348,534	*,e	Cam Finanziaria S.p.A.	344
532,111	e	Cameco Corp	11,042
1,621,434	*,e	Cameron International Corp	105,717
76,200	*,e	Canacol Energy Ltd	250

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

107,200	e	Canadian Energy Services & Technology Corp	$1,309
1,271,969		Canadian Natural Resources Ltd (Canada)	40,782
1,487,057	e	Canadian Oil Sands Trust	30,653
166,059	e	Canyon Services Group, Inc	1,818
310,000		Capital Product Partners LP	2,567
50,699	e	CARBO Ceramics, Inc	4,617
154,229	*	Carrizo Oil & Gas, Inc	3,974
21,363		CAT Oil AG.	256
2,973,783		Cenovus Energy, Inc	92,158
1,664,059	e	Cenovus Energy, Inc (Toronto)	51,534
137,400	*	Cequence Energy Ltd	239
12,877	*,e	Ceres, Inc	45
4,852,722	*	Cheniere Energy, Inc	135,876
1,700,195	e	Chesapeake Energy Corp	34,701
8,606,146		Chevron Corp	1,022,582
479,000		China Aviation Oil Singapore Corp Ltd	418
7,792,500		China Coal Energy Co	6,977
4,893,700		China Oilfield Services Ltd	10,285
972,000		China Qinfa Group Ltd	117
5,549,199		China Shenhua Energy Co Ltd	20,247
633,000		China Suntien Green Energy Cor	173
5,048,000		Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	2,481
163,817		Cimarex Energy Co	12,358
1,355,702	*,e	Circle Oil plc	330
20,896	*,e	Clayton Williams Energy, Inc	914
234,721	*,e	Clean Energy Fuels Corp	3,051
236,828	*	Cloud Peak Energy, Inc	4,448
38,700,400		CNOOC Ltd	74,417
1,082,261		Coal India Ltd	6,165
2,091,942	*,e	Cobalt International Energy, Inc	58,993
1,422,031	*	Cockatoo Coal Ltd	100
13,394	*	Compagnie Generale de Geophysique S.A.	302
193,732	*	Comstock Resources, Inc	3,148
1,837,319	*	Concho Resources, Inc	179,010
593,957	*	Connacher Oil and Gas Ltd	91
3,856,645		ConocoPhillips	231,784
602,286	e	Consol Energy, Inc	20,267
76,114	e	Contango Oil & Gas Co	3,051
520,249	*	Continental Resources, Inc	45,225
146,132		Core Laboratories NV	20,155
389,474		Cosan SA Industria e Comercio	8,739
132,570	e	Cosmo Oil Co Ltd	281
2,388,383	e	Crescent Point Energy Corp	90,165
126,728	*	Crew Energy, Inc	894
76,108	*,e	Crimson Exploration, Inc	218
56,152		CropEnergies AG.	439
154,159		Crosstex Energy, Inc	2,969
78,331	*	CVR Energy, Inc	4,043
489,815	*,m	CVR Energy, Inc (Contingent value right)	0	^
56,813	*	Dawson Geophysical Co	1,704
269,100		Dayang Enterprise Holdings BHD	237

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

113,500	*	Deep Sea Supply plc	$193
90,300	*	DeeThree Exploration Ltd	586
11,345		Delek Group Ltd	3,196
151,875		Delek US Holdings, Inc	5,993
8,099,838	*	Denbury Resources, Inc	151,062
395,408	*,e	Denison Mines Corp	541
84,345	*	Det Norske Oljeselskap ASA	1,311
759,879	*	Devon Energy Corp	42,872
369,022	e	Diamond Offshore Drilling, Inc	25,669
39,324	*,e	Diamondback Energy, Inc	1,055
784,480	*,e	DNO International ASA	1,362
1,989,537	e	Dragon Oil plc	19,650
271,842	*	Dresser-Rand Group, Inc	16,762
370,962	*	Drillsearch Energy Ltd	483
148,553	*	Dril-Quip, Inc	12,949
7,085,264		Ecopetrol S.A.	19,600
227,896	e	Ecopetrol S.A. (ADR)	12,425
151,015	*,e	Electromagnetic GeoServices AS	227
109,089	*	Emerald Oil, Inc	768
607,736		Empresas COPEC S.A.	8,852
72,411		Enbridge Income Fund	1,808
940,692		Enbridge, Inc	43,800
645,057	e	EnCana Corp	12,547
170,411	*,e	Endeavour International Corp	503
163,918		Enerflex Ltd	2,246
129,593		Energen Corp	6,740
769,200		Energy Earth PCL	190
413,961	*,e	Energy Resources of Australia Ltd	578
2,739		Energy Transfer Partners LP	139
356,591	e	Energy XXI Bermuda Ltd	9,706
183,019	e	Enerplus Resources Fund	2,674
4,206,162		ENI S.p.A.	94,169
1,612,072	*	Enquest plc (London)	3,521
168,712	e	Ensco plc	10,123
296,393		Ensign Energy Services, Inc	5,053
1,578,966		EOG Resources, Inc	202,218
180,203	*	EPL Oil & Gas, Inc	4,831
443,850		Equitable Resources, Inc	30,071
51,824	*	Era Group, Inc	1,088
168,794		ERG S.p.A.	1,539
411,996	*	Essar Energy plc	864
3,200		Esso SA Francaise	216
616,900		Esso Thailand PCL	198
250,767	e	Etablissements Maurel et Prom	4,372
73,549		Eurasia Drilling Co Ltd (GDR)	2,621
30,174	*	Euronav NV	135
55,781	*	Evolution Petroleum Corp	566
1,634,425	e	EXCO Resources, Inc	11,653
71,573		Exmar NV	708
279,290	*,e	Exterran Holdings, Inc	7,541
17,222,344		Exxon Mobil Corp	1,551,906
2,219,000	e	Ezion Holdings Ltd	3,903

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

858,200	*,e	Ezra Holdings Ltd	$802
376,933	*,e	Falkland Oil & Gas Ltd	152
344,153	*	Faroe Petroleum plc	768
710,835	*	FMC Technologies, Inc	38,662
55,837	*,e	Forbes Energy Services Ltd	205
464,596	*	Forest Oil Corp	2,444
1,852,380		Formosa Petrochemical Corp	4,879
76,710	*,e	Forum Energy Technologies, Inc	2,206
95,629		Fred Olsen Energy ASA	4,112
140,513	e	Freehold Royalty Trust	3,234
177,291	*,e	Frontline Ltd	415
74,818	*,e	Frontline Ltd (Norway)	168
5,835		Fugro NV	323
182,761	*,e	FX Energy, Inc	614
182,530	e	Galp Energia SGPS S.A.	2,862
83,054		GasLog Ltd	1,068
229,555	*,e	Gastar Exploration Ltd	404
8,143,093		Gazprom OAO (ADR)	69,633
57,083	e	Gazpromneft OAO (ADR)	1,205
4,815,000	*,e	Genesis Energy Holdings Ltd	90
55,088	*	Geospace Technologies Corp	5,945
95,589	*,e	Gevo, Inc	214
285,409	e	Gibson Energy, Inc	7,384
65,810	*,e	Global Geophysical Services, Inc	161
106,224	e	Golar LNG Ltd	3,926
90,089	*,e	Goodrich Petroleum Corp	1,410
47,943		Great Eastern Shipping Co Ltd	203
89,948	*,e	Green Plains Renewable Energy, Inc	1,029
171,620	*	Grupa Lotos S.A.	2,155
105,373		GS Holdings Corp	6,167
276,456	*,e	Guildford Coal Ltd	89
52,569		Gulf Island Fabrication, Inc	1,107
1,153,164	*,e	Gulf Keystone Petroleum Ltd	3,067
129,429		Gulfmark Offshore, Inc	5,043
323,691	*	Gulfport Energy Corp	14,835
459,757	*,e	Halcon Resources Corp	3,582
14,600		Hallador Petroleum Co	101
3,716,519		Halliburton Co	150,185
1,424	e	Hankook Shell Oil Co Ltd	418
61,034		Hargreaves Services plc	773
68,602	*,e	Harvest Natural Resources, Inc	241
538,683	*,e	Heckmann Corp	2,311
422,025	*,e	Helix Energy Solutions Group, Inc	9,656
89,198		Hellenic Petroleum S.A.	857
556,962		Helmerich & Payne, Inc	33,808
649,664	*	Hercules Offshore, Inc	4,821
276,005	*,e	Heritage Oil Ltd	750
1,374,267		Hess Corp	98,411
190,900	*	Hibiscus Petroleum BHD	93
2,188,000	e	Hidili Industry International Development Ltd	487
592,000		Hilong Holding Ltd	242
235,849	*	Hindustan Oil Exploration	228

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

45,851	*	Hoegh LNG Holdings Ltd	$385
922,083		Holly Corp	47,441
1,549,000	e	Honghua Group Ltd	724
1,394,691	*,e	Horizon Oil Ltd	605
140,802	*	Hornbeck Offshore Services, Inc	6,542
400,800	*	HRT Participacoes em Petroleo S.A.	660
150,995		Hunting plc	2,048
1,267,774	e	Husky Energy, Inc	36,391
56,625	e	Idemitsu Kosan Co Ltd	4,940
858,250	e	Imperial Oil Ltd	35,079
1,771,705		Inner Mongolia Yitai Coal Co	10,300
3,004		Inpex Holdings, Inc	16,179
494,801	*	ION Geophysical Corp	3,370
27,865,700		IRPC PCL	3,725
5,080	*,e	Isramco, Inc	504
322,700	*	Ithaca Energy, Inc	550
138,553		Itochu Enex Co Ltd	789
3,200	e	Japan Drilling Co Ltd	194
2,454		Japan Petroleum Exploration Co	97
142,746	*	JKX Oil & Gas plc	164
730,546		John Wood Group plc	9,652
2,307,361		JX Holdings, Inc	13,010
59,000		Kanto Natural Gas Development Ltd	425
209,649	*,e	Karoon Gas Australia Ltd	1,133
54,555	*,e	Kelt Exploration Ltd	357
610,588	*	Key Energy Services, Inc	4,934
118,921	e	Keyera Facilities Income Fund	6,683
687,837		Kinder Morgan, Inc	26,606
101,656	*,e	KiOR, Inc (Class A)	473
79,069	e	Knightsbridge Tankers Ltd	648
1,722,637	*	KNM Group BHD	268
2,791,271	*,e	Kodiak Oil & Gas Corp	25,373
606,215	*	Kosmos Energy LLC	6,850
189,727	e	Kumba Resources Ltd	3,373
563,831		Kvaerner ASA	1,176
1,096,455	*,e	Laredo Petroleum Holdings, Inc	20,054
168,000	*	Legacy Oil & Gas, Inc	901
373,336	*,e	Linc Energy Ltd	882
52,400	e	Longview Oil Corp	247
71,906		Lubelski Wegiel Bogdanka S.A.	2,638
368,475	e	Lufkin Industries, Inc	24,463
1,066,921		LUKOIL (ADR)	68,749
17,797	*	Lundin Petroleum AB	387
200,552		Magellan Midstream Partners LP	10,715
538,576	*,e	Magnum Hunter Resources Corp	2,160
3,915,605		Marathon Oil Corp	132,034
1,532,140		Marathon Petroleum Corp	137,280
222,505		Maridive & Oil Services SAE	247
787,478	*,e	Matador Resources Co	6,977
43,583	e	Matrix Composites & Engineering Ltd	49
132,833	*	Matrix Service Co	1,979
105,932	*	Maurel & Prom Nigeria	436

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

152,731	*,e	Maverick Drilling & Exploration Ltd	$101
855,003	*	McDermott International, Inc	9,396
358,198	*,e	McMoRan Exploration Co	5,857
119,880	*	MEG Energy Corp	3,848
132,843		Miclyn Express Offshore Ltd	289
121,114	*,e	Midnight Oil Exploration Ltd	343
207,966	*,e	Midstates Petroleum Co, Inc	1,778
2,470,000	e	MIE Holdings Corp	614
145,012	*,e	Miller Petroleum, Inc	538
42,352	*,e	Mitcham Industries, Inc	717
23,600	e	Modec, Inc	711
62,881		MOL Hungarian Oil and Gas plc	4,417
4,993,117	*	Mongolia Energy Co ltd	200
148,748		Motor Oil Hellas Corinth Refineries S.A.	1,443
233,067	e	Mullen Group Ltd	5,137
933,887		Murphy Oil Corp	59,517
1,603,863	e	Nabors Industries Ltd	26,015
482,904	*	Nagarjuna Oil Refinery Ltd	27
48,350	*	Naphtha Israel Petroleum Corp Ltd	249
1,341,712		National Oilwell Varco, Inc	94,926
64,207	*	Natural Gas Services Group, Inc	1,237
272,715	e	Neste Oil Oyj	3,854
874,366		New Zealand Oil & Gas Ltd	626
244,810	*	Newfield Exploration Co	5,489
3,700,000	e	Newocean Energy Holdings Ltd	2,114
470,942	*,e	Newpark Resources, Inc	4,370
1,117,197	*	Nexus Energy Ltd	186
117,200		Niko Resources Ltd	737
908,906		Noble Energy, Inc	105,124
222,137	e	Nordic American Tanker Shipping	2,566
163,404		Northern Offshore Ltd	290
223,198	*,e	Northern Oil And Gas, Inc	3,210
282,500	*,e	Norwegian Energy Co AS	222
215,606		NovaTek OAO (GDR)	23,233
123,079	*	NuVista Energy Ltd	788
281,417	*	Oasis Petroleum, Inc	10,714
3,927,221		Occidental Petroleum Corp	307,776
615,481		Oceaneering International, Inc	40,874
1,888,477	*	OGX Petroleo e Gas Participacoes S.A.	2,159
1,207,942	*	Oil Refineries Ltd	639
335,267		Oil Search Ltd	2,608
135,495	*	Oil States International, Inc	11,052
362,727		OMV AG.	15,466
1,758,126	*,e	Ophir Energy plc	12,419
394,997		Origin Energy Ltd	5,497
52,146		Pacific Rubiales Energy Corp	1,100
1,206,913		Pacific Rubiales Energy Corp (Toronto)	25,472
995,999	*,e	Paladin Resources Ltd	1,036
26,803		Panhandle Oil and Gas, Inc (Class A)	768
56,789	*	Paramount Resources Ltd (Class A)	2,096
239,000	*	Parex Resources, Inc	1,089
487,790	*	Parker Drilling Co	2,088

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

193,015	e	Parkland Income Fund	$3,249
156,670		Pason Systems, Inc	2,733
751,929	e	Patterson-UTI Energy, Inc	17,926
5,331		Paz Oil Co Ltd	832
25,410		PBF Energy, Inc	944
122,165	*	PDC Energy, Inc	6,056
591,107		Peabody Energy Corp	12,502
239,303	e	Pembina Pipeline Income Fund	7,562
456,523	e	Pengrowth Energy Trust	2,328
498,573	e	Penn Virginia Corp	2,014
416,945	e	Penn West Energy Trust	4,482
526,241	e	PetroBakken Energy Ltd	4,574
1,174,982		Petrofac Ltd	25,649
4,715,976		Petroleo Brasileiro S.A.	39,324
678,700		Petroleo Brasileiro S.A. (ADR)	11,246
6,921,366		Petroleo Brasileiro S.A. (Preference)	62,851
1,601,749		Petroleum Geo-Services ASA	24,846
268,711	e	Petrominerales Ltd	1,635
866,418		Petronas Dagangan BHD	6,559
203,887	*,e	Petroquest Energy, Inc	905
211,302	e	Peyto Energy Trust	5,604
53,491	*,e	PHI, Inc	1,830
132,300	*	Philex Petroleum Corp	102
2,697,071		Phillips 66	188,714
305,035	*	Pioneer Energy Services Corp	2,517
523,316		Pioneer Natural Resources Co	65,022
271,370	*	Plains Exploration & Production Co	12,882
363,491	*,e	Polarcus Ltd	405
2,642,889	*	Polish Oil & Gas Co	4,494
416,132	*	Polski Koncern Naftowy Orlen S.A.	6,574
100,100	m	Poseidon Concepts Corp	13
291,700	e	Precision Drilling Trust	2,696
764,398	*	Premier Oil plc	4,525
317,304		ProSafe ASA	3,097
6,907,000	*	PT Benakat Petroleum Energy	128
13,896,500		PT Bumi Resources Tbk	991
7,693,000	*	PT Delta Dunia Petroindo Tbk	167
27,384,000	*	PT Energi Mega Persada Tbk	283
6,525,000		PT Indika Energy Tbk	823
1,174,700		PT Indo Tambangraya Megah	4,305
2,234,000		PT Medco Energi Internasional Tbk	374
401,000		PT Resource Alam Indonesia Tbk	94
11,861,872		PT Tambang Batubara Bukit Asam Tbk	17,637
1,837,530		PTT Exploration & Production PCL	9,353
1,792,950		PTT PCL	19,889
319,534		Questar Market Resources, Inc	10,174
702,760	*,e	Quicksilver Resources, Inc	1,581
336,574		Range Resources Corp	27,276
308,610	*,e	Red Fork Energy Ltd	245
184,000	*	Refinaria de Petroleos de Manguinhos S.A.	25
1,156,654		Refineria La Pampilla S.A. Relapasa	295
2,364,088		Reliance Industries Ltd	33,696

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

79,404	*,e	Renewable Energy Group, Inc	$611
923,642		Rentech, Inc	2,171
1,031,774		Repsol YPF S.A.	20,962
217,843	*,e	Resolute Energy Corp	2,507
177,662	*,e	Rex Energy Corp	2,928
19,764	*,e	Rex Stores Corp	437
43,117	*	RigNet, Inc	1,075
1,755,492	*	Roc Oil Co Ltd	918
387,158	*,e	Rockhopper Exploration plc	889
272,412	*	Rosetta Resources, Inc	12,961
2,458,107		Rosneft Oil Co (GDR)	18,799
572,460	*	Rowan Cos plc	20,242
5,841,252		Royal Dutch Shell plc (A Shares)	189,393
3,600,303		Royal Dutch Shell plc (B Shares)	119,728
306,496	e	RPC, Inc	4,650
161,470	*	RusPetro plc	83
311,043		Saipem S.p.A.	9,560
368,966	*	Salamander Energy plc	1,165
108,000		San-Ai Oil Co Ltd	545
39,400	*,e	Sanchez Energy Corp	785
886,099	*,e	SandRidge Energy, Inc	4,670
119,496	*,e	Santonia Energy, Inc	173
360,779		Santos Ltd	4,686
3,799,000	*	Sapurakencana Petroleum BHD	3,688
404,937	*	Saras S.p.A.	494
67,005	*,e	Saratoga Resources, Inc	178
996,265		Sasol Ltd	44,118
109,438	e	Savanna Energy Services Corp	738
207,860	*	SBM Offshore NV	3,468
6,016,428		Schlumberger Ltd	450,570
13,703		Schoeller-Bleckmann Oilfield Equipment AG.	1,372
569,500	*	Scomi Group BHD	64
375,464	*,e	Scorpio Tankers, Inc	3,349
52,759	e	SEACOR Holdings, Inc	3,887
90,663	e	SeaDrill Ltd	3,304
131,300	*	Secure Energy Services, Inc	1,579
143,988	*	SemGroup Corp	7,447
133,850		Semirara Mining Corp	877
1,553,347	*	Senex Energy Ltd	1,103
50	*,m	Serval Integrated Energy Services	0	^
584,612	*,e	Sevan Drilling AS.	383
219,200		Shandong Molong Petroleum Machinery Co Ltd	94
149,979	*	ShawCor Ltd	6,359
1,522,500	m	Shengli Oil&Gas Pipe Holdings Ltd	80
59,300		Shinko Plantech Co Ltd	480
164,876	e	Ship Finance International Ltd	2,908
61,147		Showa Shell Sekiyu KK	434
132,800		Siamgas & Petrochemicals PCL	60
93,000		Sinanen Co Ltd	400
8,240,000	*,e	Sino Union Energy Investment Group Ltd	553
584,000	e	Sinopec Kantons Holdings Ltd	514
76,749		SK Energy Co Ltd	11,301

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,325		SK Gas Co Ltd	$776
483,706	*	Soco International plc	2,766
72,385		S-Oil Corp	6,117
122,315	*,e	Solazyme, Inc	955
168,771	*,e	Songa Offshore SE	166
446,700	*	Southern Pacific Resource Corp	352
109,200	*	SouthGobi Resources Ltd	215
1,120,578	*,e	Southwestern Energy Co	41,753
6,217,321		Spectra Energy Corp	191,183
109,222		Sprott Resource Corp	490
139,917		St. Mary Land & Exploration Co	8,286
1,447,967		Statoil ASA	35,349
234,114	*	Stone Energy Corp	5,092
2,700,206		Suncor Energy, Inc	80,912
2,240,098		Suncor Energy, Inc (NY)	67,225
844,254	*	Superior Energy Services	21,925
89,300	*,e	Surge Energy, Inc	286
2,593,625	e	Surgutneftegaz (ADR)	23,191
339,700	e	Surgutneftegaz (ADR) (London)	3,057
1,603,000	e	Swiber Holdings Ltd	870
171,665	*,e	Swift Energy Co	2,542
139,456	*,e	Synergy Resources Corp	957
70,300	*	TAG Oil Ltd	290
895,870		Talisman Energy, Inc	10,953
143,682		Targa Resources Investments, Inc	9,765
395,477		Tatneft (GDR)	15,666
353,594		Technip S.A.	36,268
220,442		Tecnicas Reunidas S.A.	10,334
85,007		Teekay Corp	3,057
225,091	e	Teekay Tankers Ltd (Class A)	642
260,552		Tenaris S.A.	5,306
140,174	*	Tesco Corp	1,877
727,807		Tesoro Corp	42,613
351,821	*	Tetra Technologies, Inc	3,610
53,878	e	TGC Industries, Inc	533
237,814		TGS Nopec Geophysical Co ASA	9,013
3,932,300		Thai Oil PCL	8,630
119,789	e	Tidewater, Inc	6,049
120,274		TMK OAO (GDR)	1,438
91,431		TonenGeneral Sekiyu KK	907
60,743		Total Energy Services, Inc	849
2,514,308	*,e	Total S.A.	120,420
395,600	*	Tourmaline Oil Corp	15,297
162,000	e	Toyo Kanetsu K K	613
1,101,341	e	TransCanada Corp	52,582
86,300	*	TransGlobe Energy Corp	739
406,948	*	Transocean Ltd	21,025
508,159	*	Transocean Ltd-NYSE	26,404
342,521	*,e	Triangle Petroleum Corp	2,261
184,300	e	Trican Well Service Ltd	2,703
65,680	e	Trilogy Energy Corp	1,894
296,066		Trinidad Drilling Ltd	2,145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,954,872		Tullow Oil plc	$55,314
257,829		Tupras Turkiye Petrol Rafine	7,755
340,343		Turcas Petrolculuk AS	698
226,300	e	Twin Butte Energy Ltd	548
274,680	*,e	Ultra Petroleum Corp	5,521
579,700		Ultrapar Participacoes S.A.	14,659
149,546	*	Unit Corp	6,812
235,256	*,e	Uranerz Energy Corp	299
302,092	*,e	Uranium Energy Corp	665
650,654	*	Uranium One, Inc	1,793
417,652	*	Vaalco Energy, Inc	3,170
2,593,043		Valero Energy Corp	117,958
78,145	*	Valiant Petroleum plc	533
646,960	*,e	Vantage Drilling Co	1,132
246,300	e	Veresen, Inc	3,142
319,431	e	Vermilion Energy Trust	16,540
221,272	e	W&T Offshore, Inc	3,142
4,983,294		Wah Seong Corp BHD	2,657
428,443	*	Warren Resources, Inc	1,375
2,776,341	*	Weatherford International Ltd	33,705
110,775	*	West Siberian Resources Ltd (GDR)	885
64,800		Western Energy Services Corp	477
588,953	e	Western Refining, Inc	20,855
105,574	*	Westfire Energy Ltd	471
41,088	*,e	Westmoreland Coal Co	467
155,600		Whitecap Resources, Inc	1,481
300,475	e	Whitehaven Coal Ltd	668
263,363	*	Whiting Petroleum Corp	13,389
405,603	*	Willbros Group, Inc	3,983
2,128,314		Williams Cos, Inc	79,727
1,071,351		Woodside Petroleum Ltd	40,155
228,966	e	World Fuel Services Corp	9,095
139,005		WorleyParsons Ltd	3,595
419,637	*,e	WPX Energy, Inc	6,723
204,128	*,e	Xcite Energy Ltd	352
421,571	*,e	Xenolith Resources Ltd	228
7,250,200	e	Yanzhou Coal Mining Co Ltd	9,839
65,735	e	Zargon Energy Trust	477
124,777	*,e	ZaZa Energy Corp	227

		TOTAL ENERGY	10,683,629

FOOD & STAPLES RETAILING - 1.7%
524,709	e	Aeon Co Ltd	6,794
11,900		Ain Pharmaciez Inc	642
161,941		Alimentation Couche Tard, Inc	8,777
278,195		Almacenes Exito S.A.	5,029
71,553		Andersons, Inc	3,830
36,379		Arcs Co Ltd	816
4,438		Arden Group, Inc (Class A)	449
49,485		Axfood AB	2,016
174,000		Beijing Jingkelong Co Ltd	68
140,360		BIM Birlesik Magazalar AS	6,841

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

39,862		Bizim Toptan Satis Magazalari AS	$682
2,914,445		Booker Group plc	5,391
380,368		Brazil Pharma S.A.	2,682
961,109		Carrefour S.A.	26,328
138,649		Casey’s General Stores, Inc	8,083
124,962		Casino Guichard Perrachon S.A.	13,140
43,100	e	Cawachi Ltd	921
2,356,181		Centros Comerciales Sudamericanos S.A.	14,655
60,273	*,e	Chefs’ Warehouse Holdings, Inc	1,113
1,747,800	e	China Resources Enterprise	5,193
218,706		Cia Brasileira de Distribuicao Grupo Pao de Acucar	11,560
3,300	e	CJ Freshway Corp	113
509,314	e	Clicks Group Ltd	3,216
39,360		Cocokara Fine Holdings, Inc	1,439
49,455		Colruyt S.A.	2,391
521,600	e	Controladora Comercial Mexicana S.A. de C.V.	1,916
9,900		Cosmos Pharmaceutical Corp	1,286
1,936,767		Costco Wholesale Corp	205,510
9,864,600		CP Seven Eleven PCL	15,435
18,000		Create SD Holdings Co Ltd	713
3,378,348		CVS Corp	185,775
5,900		Daikokutenbussaan Co Ltd	150
104,304	e	Delhaize Group	5,694
519,213		Distribuidora Internacional de Alimentacion S.A.	3,604
20,762		Dongsuh Co, Inc	437
27,147		E-Mart Co Ltd	5,368
44,750		Empire Co Ltd	2,914
65,976		Eurocash S.A.	1,077
112,774		FamilyMart Co Ltd	5,155
130,000	*	Fonterra Shareholders’ Fund	815
39,099	*,e	Fresh Market, Inc	1,672
82,210		George Weston Ltd	6,112
117,776		Greggs plc	855
20,030		Growell Holdings Co Ltd	1,029
72,266		Hakon Invest AB	1,859
171,093		Harris Teeter Supermarkets, Inc	7,307
36,200		Heiwado Co Ltd	560
3,032	*	Indiabulls Wholesale Service	1
53,986		Ingles Markets, Inc (Class A)	1,160
20,582	*	Inretail Peru Corp	492
5,600		Itochu-Shokuhin Co Ltd	228
132,741	e	Izumiya Co Ltd	700
3,139,124		J Sainsbury plc	18,081
189,761		Jean Coutu Group PJC, Inc	2,957
189,720	e	Jeronimo Martins SGPS S.A.	3,695
52,100		Kasumi Co Ltd	325
26,200		Kato Sangyo Co Ltd	548
18,242	e	Kesko Oyj (B Shares)	571
1,768,064		Koninklijke Ahold NV	27,105
4,100,516		Kroger Co	135,891
3,100	*	Kusuri No Aoki Co Ltd	243
111,659		Lawson, Inc	8,573

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,058,000	e	Lianhua Supermarket Holdings Co Ltd	$845
28,100	e	Liquor Stores Income Fund	503
148,050	e	Loblaw Cos Ltd	6,229
582,573	e	Magnit OAO (GDR)	26,376
74,254		Majestic Wine plc	481
74,199		MARR S.p.A.	815
43,233	e	Maruetsu, Inc	161
166,012		Massmart Holdings Ltd	3,435
121,366	e	Matsumotokiyoshi Holdings Co Ltd	3,479
170,602	e	Metcash Ltd	737
435,049		Metro AG.	12,384
279,098		Metro, Inc	17,487
34,100		Ministop Co Ltd	553
57,462		Nash Finch Co	1,125
29,300	*,e	Natural Grocers by Vitamin C	661
106,471		North West Co Fund	2,431
139,428		O’Key Group S.A. (GDR)	1,589
24,000		Okuwa Co Ltd	273
137,810	e	Olam International Ltd	192
163,235	*	Pantry, Inc	2,036
594,251	e	Pick’n Pay Holdings Ltd	1,196
234,913	e	Pick’n Pay Stores Ltd	1,088
1,320,720		President Chain Store Corp	7,255
65,810	e	Pricesmart, Inc	5,122
2,947,500		PT Sumber Alfaria Trijaya Tbk	1,972
1,886,500		Puregold Price Club, Inc	1,853
474,772		Raia Drogasil S.A.	5,063
56,749		Rallye S.A.	2,082
7,417		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	301
3,084,222	*	Rite Aid Corp	5,860
103,380	e	Roundy’s, Inc	679
10,379	e	Ryoshoku Ltd	333
21,000		S Foods, Inc	202
545,442	e	Safeway, Inc	14,372
8,700		San-A Co Ltd	397
1,420,719		Seven & I Holdings Co Ltd	47,139
533,000		Sheng Siong Group Ltd	282
288,978	e	Shoppers Drug Mart Corp	12,366
753,147		Shoprite Holdings Ltd	14,982
157,741		Shufersal Ltd	488
48,100		Siam Makro PCL	867
220,486		Spar Group Ltd	2,728
81,243		Spartan Stores, Inc	1,426
45,700	e	Sugi Pharmacy Co Ltd	1,630
3,277,900	e	Sun Art Retail Group Ltd	4,566
40,300		Sundrug Co Ltd	1,792
773,368	e	Supervalu, Inc	3,898
41,818	*	Susser Holdings Corp	2,137
776,043		Sysco Corp	27,293
474,000		Taiwan TEA Corp	275
11,903,710		Tesco plc	69,198
672,991		Total Produce plc	572

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

31,788		Tsuruha Holdings, Inc	$3,105
201,339	*	United Natural Foods, Inc	9,906
543,100		UNY Co Ltd	4,230
63,200		Valor Co Ltd	1,210
35,722		Village Super Market (Class A)	1,203
2,423,432		Walgreen Co	115,549
7,099,821		Wal-Mart de Mexico S.A. de C.V. (Series V)	23,223
6,561,439		Wal-Mart Stores, Inc	490,992
43,926		Weis Markets, Inc	1,788
1,267,363		Wesfarmers Ltd	53,217
1,209,973		Whole Foods Market, Inc	104,965
1,665,437		WM Morrison Supermarkets plc	7,000
1,362,046		Woolworths Ltd	48,085
758,099	*	Wumart Stores, Inc	1,370
8,600		Yaoko Co Ltd	375
42,700		Yokohama Reito Co Ltd	410

		TOTAL FOOD & STAPLES RETAILING	1,975,816

FOOD, BEVERAGE & TOBACCO - 5.7%
56,561		AarhusKarlshamn AB	2,863
95,862	*	AGV Products Corp	34
446,181		Ajinomoto Co, Inc	6,561
17,305	e	Alico, Inc	800
390,934		Alicorp S.A.	1,457
14,816		Alliance Grain Traders, Inc	189
291,137	*,e	Alliance One International, Inc	1,133
12,004,250		Altria Group, Inc	412,826
36,097		Amsterdam Commodities NV	732
265,164		Anadolu Efes Biracilik Ve Malt Sanayii AS	4,248
2,974	*,m	Anheuser-Busch InBev NV	0	^
23,814	*,e	Annie’s, Inc	911
76,655	*	AquaChile S.A.	62
1,867,546		Archer Daniels Midland Co	62,992
20,300		Ariake Japan Co Ltd	417
13,918		Aryzta AG.	823
556,361		Asahi Breweries Ltd	13,304
1,227,624		Asian Citrus Holdings Ltd	633
291,000		Asiatic Development BHD	810
444,471		Associated British Foods plc	12,856
84,351	e	Astral Foods Ltd	865
28,737		Atria Group plc	245
771,000	m	Ausnutria Dairy Corp Ltd	73
221,358		Austevoll Seafood ASA	1,343
311,861	*	Australian Agricultural Co Ltd	419
519,264		AVI Ltd	3,033
185,835		B&G Foods, Inc (Class A)	5,666
866,895		Bajaj Hindusthan Ltd	303
179,659		Balrampur Chini Mills Ltd	144
1,751		Barry Callebaut AG.	1,689
521,704		Beam, Inc	33,149
217,000	*,e	Besunyen Holdings	9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,905		Binggrae Co Ltd	$1,291
344,500		Biostime Internatonal Holdings Ltd	1,799
153,246	*	Black Earth Farming Ltd	294
15,836		Bonduelle S.C.A.	400
27,061	*,e	Boston Beer Co, Inc (Class A)	4,320
232,518	*,e	Boulder Brands, Inc	2,088
6,400		Britannia Industries Ltd	62
235,700		British American Tobacco Malaysia BHD	4,757
2,566,790		British American Tobacco plc	137,638
628,406		Britvic plc	4,251
656,109		Brown-Forman Corp (Class B)	46,846
185,000	*	Bumitama Agri Ltd	153
653,550	e	Bunge Ltd	48,252
498,218		C&C Group plc	3,237
43,157	e	Calavo Growers, Inc	1,242
45,600	e	Calbee, Inc	3,588
80,024	e	Cal-Maine Foods, Inc	3,406
871,599	e	Campbell Soup Co	39,536
11,082	e	Carlsberg AS (Class B)	1,080
117,500		Carlsberg Brewery-Malay BHD	518
82,161		Casa Grande S.A.	344
68,005	*,e	Central European Distribution Corp	23
67,625		Cermaq ASA	1,076
717,000		Changshouhua Food Co Ltd	409
3,744,400		Charoen Pokphand Foods PCL	4,226
5,017,610	e	China Agri-Industries Holdings Ltd	2,592
840,000	*,e	China Green Holdings Ltd	145
1,273,500	*,e	China Huiyuan Juice Group Ltd	639
1,807,900		China Mengniu Dairy Co Ltd	5,188
365,292	*,e	China Minzhong Food Corp Ltd	356
1,551,000	*,e	China Modern Dairy Holdings	519
5,760,000		China Starch Holdings Ltd	165
1,580,000		China Tontine Wines Group Ltd	102
1,762,000	*,e	China Yurun Food Group Ltd	1,213
195,170	*,e	Chiquita Brands International, Inc	1,515
247,191		Cia Cervecerias Unidas S.A.	4,111
82,700		Cia de Bebidas das Americas	3,384
11,068		CJ CheilJedang Corp	3,409
67,016		Clover Industries Ltd	124
102,600		Coca Cola Hellenic Bottling Co S.A.	2,751
453,647		Coca-Cola Amatil Ltd	6,898
27,905		Coca-Cola Bottling Co Consolidated	1,683
105,795	e	Coca-Cola Central Japan Co Ltd	1,395
18,388,683		Coca-Cola Co	743,638
1,206,991		Coca-Cola Enterprises, Inc	44,562
596,487	e	Coca-Cola Femsa S.A. de C.V.	9,658
203,777		Coca-Cola Icecek AS	5,773
75,067		Coca-Cola West Japan Co Ltd	1,308
44,600	e	Cofco International Ltd	26
2,350,817		ConAgra Foods, Inc	84,183
359,145	*	Constellation Brands, Inc (Class A)	17,110
23,549		Copeinca ASA	244

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

168,842	e	Cott Corp	$1,705
42,386	*,e	Craft Brewers Alliance, Inc	315
23,051	*,e	Crimson Wine Group Ltd	214
1,787		Crown Confectionery Co Ltd	414
102,809		CSM	2,175
8,759,205	*	D.E Master Blenders 1753 NV	135,297
515,000		DaChan Food Asia Ltd	74
2,160		Dae Han Flour Mills Co Ltd	255
73,460	e	Daesang Corp	2,425
157,450		Dairy Crest Group plc	1,030
1,298,000	*,e,m	Daqing Dairy Holdings Ltd	140
580,152	*	Darling International, Inc	10,420
365,253		Davide Campari-Milano S.p.A.	2,844
4,125,236	*	Dean Foods Co	74,791
380,454		Devro plc	2,029
3,420,569		Diageo plc	107,784
83,013	*,e	Diamond Foods, Inc	1,400
126,690	*,e	Dole Food Co, Inc	1,381
4,594		Dongwon F&B Co Ltd	458
2,650		Dongwon Industries Co Ltd	701
297,793		Dr Pepper Snapple Group, Inc	13,981
9,300		Dydo Drinco, Inc	445
1,214,000	*,e	Dynasty Fine Wines Group Ltd	225
11,424		East Asiatic Co Ltd AS	198
92,625		Ebro Puleva S.A.	1,840
15,261		Embotelladora Andina S.A.	102
445,658		Embotelladoras Arca SAB de C.V.	3,339
3,565,492		Empresas Iansa S.A.	268
162,464	e	Ezaki Glico Co Ltd	1,686
32,163	*,e	Farmer Bros Co	473
831,800		Felda Global Ventures Holdings BHD	1,230
821,357	e	First Resources Ltd	1,216
280,545		Flowers Foods, Inc	9,241
4,231,933		Fomento Economico Mexicano S.A. de C.V.	47,615
143,613	e	Fresh Del Monte Produce, Inc	3,875
67,373		Fuji Oil Co Ltd	1,039
35,832		Fujicco Co Ltd	429
222,000	e	Fujiya Co Ltd	477
1,565,980	e	General Mills, Inc	77,218
301,200		GFPT PCL	85
322,814		Glanbia plc	3,832
6,042,000	e	Global Bio-Chem Technology Group Co Ltd	523
3,608,000		GMG Global Ltd	364
2,938,021		Golden Agri-Resources Ltd	1,375
2,590,590	*	Goodman Fielder Ltd	1,923
558,792		GrainCorp Ltd-A	6,813
841,517		Great Wall Enterprise Co	751
1,201,665	*,e	Green Mountain Coffee Roasters, Inc	68,207
665,498		Greencore Group plc	1,075
11,592	e	Griffin Land & Nurseries, Inc (Class A)	348
464,922		Groupe Danone	32,372
720,300	*,e	Gruma SAB de C.V.	3,185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,251,528	e	Grupo Bimbo S.A. de C.V. (Series A)	$7,199
320,400	e	Grupo Herdez SAB de C.V.	1,178
903,994	e	Grupo Modelo S.A. (Series C)	8,194
430,267		H.J. Heinz Co	31,095
131,938	*,e	Hain Celestial Group, Inc	8,059
225,000		Hap Seng Plantations Holdings BHD	198
98,254	e	Harim & Co Ltd	313
110,381		Heineken Holding NV	7,083
334,651		Heineken NV	25,242
816,440		Hershey Co	71,463
790,000		Hey Song Corp	1,035
548,590		Hillshire Brands Co	19,283
45,320		Hite Holdings Co Ltd	690
61,220		HKScan Oyj	295
24,200	e	Hokuto Corp	459
208,096		Hormel Foods Corp	8,599
76,352	e	House Foods Corp	1,327
250,500		IJM Plantations BHD	244
319,050		Illovo Sugar Ltd	1,103
1,343,671		Imperial Tobacco Group plc	46,995
810,513		InBev NV	80,579
717,978	e	Indofood Agri Resources Ltd	717
1,012,402		Ingredion, Inc	73,217
77,020	*	Inventure Foods, Inc	599
3,760,976		IOI Corp BHD	5,660
4,742,887		ITC Ltd	27,022
133,100	e	Ito En Ltd	3,218
188,000	e	Itoham Foods, Inc	936
73,490		J&J Snack Foods Corp	5,651
221,423		J.M. Smucker Co	21,956
1,865,200		Japan Tobacco, Inc	59,663
1,547,321	*	JBS S.A.	5,207
28,490		John B. Sanfilippo & Son, Inc	569
266,944		J-Oil Mills, Inc	852
588,125		Juhayna Food Industries	677
90,073	e	Kagome Co Ltd	1,713
50,424		Kaveri Seed Co Ltd	1,117
2,979,424		Kellogg Co	191,964
59,013	*	Kernel Holding S.A.	1,071
184,764		Kerry Group plc (Class A)	11,010
20,200	e	KEY Coffee, Inc	331
2,170,900		Khon Kaen Sugar Industry PCL	979
138,560	e	Kikkoman Corp	2,423
812,000		Kingway Brewery Holdings Ltd	320
1,163,358		Kirin Brewery Co Ltd	18,705
94,664		Koninklijke Wessanen NV	275
1,027		Kook Soon Dang Brewery Co Ltd	8
1,950,322		Kraft Foods Group, Inc	100,500
227,301		KT&G Corp	15,424
563,373		Kuala Lumpur Kepong BHD	3,773
2,596		KWS Saat AG.	927
1,156,000		Labixiaoxin Snacks Group Ltd	565

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

63,681		Lancaster Colony Corp	$4,903
190,676		Lance, Inc	4,816
21,826	e	Leroy Seafood Group ASA	581
342,987		Lien Hwa Industrial Corp	223
22,775	e	Lifeway Foods, Inc	317
32,347	e	Limoneira Co	625
193		Lindt & Spruengli AG.	743
112		Lindt & Spruengli AG. (Reg)	5,054
899,245		Lorillard, Inc	36,285
1,073	e	Lotte Chilsung Beverage Co Ltd	1,447
2,399		Lotte Confectionery Co Ltd	3,807
1,411		Lotte Samkang Co Ltd	1,035
7,627		Maeil Dairy Industry Co Ltd	276
143,445		Maple Leaf Foods, Inc	1,940
591,200		Marfrig Alimentos S.A.	2,469
135,000		Marudai Food Co Ltd	460
902,000		Maruha Nichiro Holdings, Inc	1,725
314,941		McCormick & Co, Inc	23,164
75,219		McLeod Russel India Ltd	486
669,980		Mead Johnson Nutrition Co	51,890
56,900		Megmilk Snow Brand Co Ltd	903
13,781	e	MEIJI Holdings Co Ltd	632
404,000	e	Mewah International, Inc	155
177,201	*	MHP SA (GDR)	3,145
36,200		Mikuni Coca-Cola Bottling Co Ltd	370
575,500		Minerva S.A.	3,731
355,000		Mitsui Sugar Co Ltd	1,122
157,494		Molson Coors Brewing Co (Class B)	7,706
4,103,610		Mondelez International, Inc	125,612
1,865,481	*	Monster Beverage Corp	89,058
418,302		Morinaga & Co Ltd	921
528,000		Morinaga Milk Industry Co Ltd	1,629
17,212	e	Muhak Co Ltd	235
1,728,489		Multiexport Foods S.A.	558
46,000		Namchow Chemical Industrial Ltd	43
919		Namyang Dairy Products Co Ltd	882
45,459		National Beverage Corp	639
4,812		Naturex	369
4,093,831		Nestle S.A.	296,289
600,000		Nichirei Corp	3,598
152,000		Nippon Beet Sugar Manufacturing Co Ltd	300
368,000		Nippon Flour Mills Co Ltd	1,677
36,594	e	Nippon Meat Packers, Inc	591
607,466		Nippon Suisan Kaisha Ltd	1,178
164,000		Nisshin Oillio Group Ltd	603
48,808		Nisshin Seifun Group, Inc	645
15,235	e	Nissin Food Products Co Ltd	699
8,173	e	Nong Shim Co Ltd	2,264
4,182	e	Nong Shim Holdings Co Ltd	269
5,853		Nong Woo Bio Co Ltd	135
86,360		Nutreco Holding NV	7,930
109,990	*	Omega Protein Corp	1,182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,511		Orion Corp	$4,415
96,578		Orkla ASA	776
45,304		Osem Investments Ltd	868
4,411		Ottogi Corp	1,197
2,463,166		Pacific Andes International Holdings Ltd	121
5,316,801		PAN Fish ASA	4,949
7,290,774		PepsiCo, Inc	576,773
901,671		Perdigao S.A.	19,901
267,200		Pernod-Ricard S.A.	33,303
83,354	e,m	Pescanova S.A.	316
777,000	e	Petra Foods Ltd	2,606
354,451		PGG Wrightson Ltd	110
1,400		Philip Morris CR	787
9,861,809		Philip Morris International, Inc	914,288
620,792	*	Pilgrim’s Pride Corp	5,705
56,539		Pinar SUT Mamulleri Sanayii AS	470
275,548	*	Pinnacle Foods, Inc	6,120
128,795	*	Post Holdings, Inc	5,529
446,920		PPB Group BHD	1,821
273,490	*,e	Premier Foods plc	333
34,900		Premium Brands Holdings Corp	652
180,000	e	Prima Meat Packers Ltd	437
456,824		PT Astra Agro Lestari Tbk	873
2,761,000		PT Bisi International	245
3,839,500		PT BW Plantation Tbk	527
14,786,000		PT Charoen Pokphand Indonesia Tbk	7,696
585,200		PT Gudang Garam Tbk	2,954
6,056,100		PT Indofood Sukses Makmur Tbk	4,649
1,536,500		PT Japfa Comfeed Indonesia Tbk	1,498
1,050,000		PT Malindo Feedmill Tbk	335
1,512,500		PT Sampoerna Agro Tbk	327
2,768,500		PT Tunas Baru Lampung Tbk	137
130,900		Q.P. Corp	1,865
852,700		QL Resources BHD	822
19,517		Radico Khaitan Ltd	47
833,359		REI Agro Ltd	155
877,677		Remy Cointreau S.A.	101,435
805,911	e	Reynolds American, Inc	35,855
276,500		Rimbunan Sawit BHD	71
23,901		Royal UNIBREW AS	2,126
82,634		Ruchi Soya Industries Ltd	95
1,492,425		SABMiller plc	78,719
71,034		SABMiller plc (Johannesburg)	3,750
8,263	e	Sajo Industries Co Ltd	373
36,555		Sakata Seed Corp	482
3,264		Samyang Genex Co Ltd	237
12,214		Samyang Holdings Corp	763
117,094	e	Sanderson Farms, Inc	6,396
77,600		Sao Martinho S.A.	1,093
1,822,000		Sapporo Holdings Ltd	7,757
212,815		Saputo, Inc	10,806
1,429		Seaboard Corp	4,001

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,172	*	Seneca Foods Corp	$1,095
370,100	*	Shanghai Dajiang Group	110
159,000		Showa Sangyo Co Ltd	548
1,374,268		Shree Renuka Sugars Ltd	564
16,700		Silla Co Ltd	367
12,403		Sipef S.A	1,004
97,400		SLC Agricola S.A.	898
539,713	*	Smithfield Foods, Inc	14,292
2,626		Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole S.p.A.	129
329,002	*	SOS Cuetara S.A.	109
684,055		Souza Cruz S.A.	10,000
350,080		Standard Foods Corp	1,036
86,646		Strauss Group Ltd	1,222
289,813		Suedzucker AG.	12,249
225,000		Super Coffeemix Manufacturing Ltd	707
146,200		Swedish Match AB	4,538
75,044	*,e	Synutra International, Inc	353
19,096		Taisun Enterprise Co Ltd	10
78,000		Taiyen Biotech Co Ltd	79
236,000		Takara Holdings, Inc	2,005
284,926		Tassal Group Ltd	593
156,384	*	TAT Konserve	200
250,835		Tata Tea Ltd	592
5,122,551		Tate & Lyle plc	66,189
416,400		TH Plantations BHD	277
1,215,200		Thai Vegetable Oil PCL	992
493,000		Tibet 5100 Water Resources Holdings Ltd	147
4,738,000		Tiga Pilar Sejahtera Food Tbk	626
310,638		Tiger Brands Ltd	9,933
2,516,200	e	Tingyi Cayman Islands Holding Corp	6,576
151,761		Tongaat Hulett Ltd	2,368
82,592	e	Tootsie Roll Industries, Inc	2,470
279,942		Toyo Suisan Kaisha Ltd	8,642
566,090		Treasury Wine Estates Ltd	3,365
175,682	*	TreeHouse Foods, Inc	11,446
14,010	e	TS Corp	344
451,700	e	Tsingtao Brewery Co Ltd	2,882
1,553,916		Tyson Foods, Inc (Class A)	38,568
128,303		Ulker Biskuvi Sanayi AS	968
2,969,923		Unilever NV	121,688
170,000		Unilever NV (ADR)	6,970
2,829,679		Unilever plc	119,687
1,697,500	e	Uni-President China Holdings Ltd	1,943
9,331,147		Uni-President Enterprises Corp	17,731
3,433		United Breweries Ltd	44
5,237		United International Enterprises	885
5,400		United Malacca BHD	13
119,433		United Spirits Ltd	4,173
114,814	e	Universal Corp	6,434
1,836,210		Universal Robina	5,084
151,000		Ve Wong Corp	103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

198,672	e	Vector Group Ltd	$3,203
5,462		Vilmorin & Cie	657
743,559		Vina Concha Y Toro S.A.	1,506
59,480		Viscofan S.A.	3,119
3,158		Vranken - Pommery Monopole	82
7,593,800	e	Want Want China Holdings Ltd	11,698
10,900		Warabeya Nichiyo Co Ltd	176
414,000		Wei Chuan Food Corp	626
228,270	*,e	WhiteWave Foods Co	3,897
3,849,188		Wilmar International Ltd	10,762
42,892	e	Yakult Honsha Co Ltd	1,732
154,942		Yamazaki Baking Co Ltd	2,046
220,000		Yantai North Andre Juice Co	86
1,490,000		Yashili International	506
23,000		Yonekyu Corp	217

		TOTAL FOOD, BEVERAGE & TOBACCO	6,421,843

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
78,222		Abaxis, Inc	3,701
9,729,558		Abbott Laboratories	343,648
180,643	*,e	Abiomed, Inc	3,373
94,791	*	Acadia Healthcare Co, Inc	2,786
215,929	*,e	Accretive Health, Inc	2,194
252,455	*,e	Accuray, Inc	1,171
237,146		Advanced Medical Solutions Group plc	270
12,620	*	Aerocrine AB	23
2,004,339	e	Aetna, Inc	102,462
387,365	*	AGFA-Gevaert NV	694
62,626	*,m	AGFA-Gevaert NV Brussels	0	^
276,748	e	Air Methods Corp	13,350
137,167		Alfresa Holdings Corp	7,469
345,409	*	Align Technology, Inc	11,575
971,917	*	Allscripts Healthcare Solutions, Inc	13,208
42,563		Almost Family, Inc	870
223,459	*	Alphatec Holdings, Inc	472
111,778	*,e	Amedisys, Inc	1,243
676,855		AmerisourceBergen Corp	34,824
159,600		Amil Participacoes S.A.	2,497
283,717	*	AMN Healthcare Services, Inc	4,491
101,232		Amplifon S.p.A.	530
167,753	*	Amsurg Corp	5,643
66,513		Analogic Corp	5,256
57,625		Andor Technology Ltd	331
88,038	*,e	Angiodynamics, Inc	1,006
61,968	*	Anika Therapeutics, Inc	900
176,511		Ansell Ltd	2,961
353,889	*,e	Antares Pharma, Inc	1,267
159,999		Apollo Hospitals Enterprise Ltd	2,470
53,625		Arseus NV	1,405
142,239	*	Arthrocare Corp	4,944
11,600	e	Asahi Intecc Co Ltd	613
106,866		Assisted Living Concepts, Inc (A Shares)	1,271

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

133,843	*,e	athenahealth, Inc	$12,988
51,353	*	AtriCure, Inc	407
5,783		Atrion Corp	1,110
49,966		Balda AG.	295
2,108,200		Bangkok Chain Hospital PCL	850
366,800		Bangkok Dusit Medical Service PCL	2,053
376,500		Bangkok Dusit Medical Services PCL (ADR)	2,108
118,162		Bard (C.R.), Inc	11,908
2,502,148		Baxter International, Inc	181,756
380,890	e	Becton Dickinson & Co	36,417
86,400	*,e	Bio-Reference Labs, Inc	2,245
153,999	*	BioScrip, Inc	1,957
1,132,000	*,e	Biosensors International Group Ltd	1,195
18,900		BML, Inc	510
5,280,565	*	Boston Scientific Corp	41,241
128,826	*	Brookdale Senior Living, Inc	3,592
497,600		Bumrungrad Hospital PCL	1,463
93,960		Cantel Medical Corp	2,824
96,267	*	Capital Senior Living Corp	2,544
2,465,983		Cardinal Health, Inc	102,634
67,596	*,e	Cardiovascular Systems, Inc	1,384
2,293,134	*	CareFusion Corp	80,237
45,021		Carl Zeiss Meditec AG.	1,425
1,631	*,e	Carmat	230
3,320,319	*	Catamaran Corp	176,077
364,054	*	Catamaran Corp (Toronto)	19,291
34,327		Celesio AG.	646
245,782	*	Centene Corp	10,824
607,987	*	Cerner Corp	57,607
188,798	*,e	Cerus Corp	834
49,659	*,e	CHA Bio & Diostech Co Ltd	554
70,036	e	Chemed Corp	5,601
44,701	*,e	Chindex International, Inc	614
1,247,406		Cigna Corp	77,801
227,317	e	CML Healthcare Income Fund	1,625
60,462		Cochlear Ltd	4,295
531,907		Coloplast A.S.	28,661
316,929		Community Health Systems, Inc	15,019
433,866		Compagnie Generale d’Optique Essilor International S.A.	48,279
45,281		Computer Programs & Systems, Inc	2,450
111,181	*,e	Conceptus, Inc	2,685
124,391		Conmed Corp	4,237
283,515		Cooper Cos, Inc	30,586
34,238	*	Corvel Corp	1,694
159,986		Coventry Health Care, Inc	7,524
1,436,243		Covidien plc	97,435
107,404	*	Cross Country Healthcare, Inc	570
21,908		Cruz Blanca Salud S.A.	27
112,670		CryoLife, Inc	677
26,930	*,e	Curexo, Inc	134
145,475	*,e	Cyberonics, Inc	6,810
125,331	*	Cynosure, Inc (Class A)	3,280

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

222,111	*	DaVita, Inc	$26,340
209,625		Dentsply International, Inc	8,892
34,407	*,e	Derma Sciences, Inc	416
242,270	*	DexCom, Inc	4,051
307,500		Diagnosticos da America S.A.	1,779
51,928	e	DiaSorin S.p.A.	1,820
7,599	e	Draegerwerk AG.	983
3,411		Draegerwerk AG. & Co KGaA	370
884,007	*	Edwards Lifesciences Corp	72,630
4,300		Eiken Chemical Co Ltd	61
116,921		Elekta AB (B Shares)	1,774
180,681	*	Emeritus Corp	5,021
195,220	*,e	Endologix, Inc	3,153
60,900	e	Ensign Group, Inc	2,034
131,857	*,e	EnteroMedics, Inc	132
35,375	*,e	Exactech, Inc	732
102,248	*,e	ExamWorks Group, Inc	1,771
55,000		Excelsior Medical Co Ltd	107
2,940,736	*	Express Scripts Holding Co	169,533
112,200	e	Extendicare, Inc	895
640,800		Faber Group BHD	327
1,406,110		Fisher & Paykel Healthcare Corp	3,084
295,430	*	Five Star Quality Care, Inc	1,976
98,200		Fleury S.A.	928
89,324	*	Fortis Healthcare Ltd	165
48,976		Fresenius Medical Care AG.	3,311
89,951		Fresenius SE	11,114
10,041		Galenica AG.	6,061
118,122	*	Gentiva Health Services, Inc	1,278
204,334	e	Getinge AB (B Shares)	6,239
201,000		Ginko International Co Ltd	3,321
22,928	*	Given Imaging Ltd	369
30,700	*,e	Globus Medical, Inc	451
443,755	e	GN Store Nord	7,902
16,855,068	e	Golden Meditech Co Ltd	2,066
82,769	*	Greatbatch, Inc	2,472
60,600		Green Hospital Supply, Inc	2,144
56,719	*,e	Greenway Medical Technologies	902
182,297	*	Haemonetics Corp	7,595
122,600	*	Hanger Orthopedic Group, Inc	3,866
176,143	*,e	Hansen Medical, Inc	354
607,800		Hartalega Holdings BHD	968
1,347,963		HCA Holdings, Inc	54,768
919,233	*	Health Management Associates, Inc (Class A)	11,831
364,312	*	Health Net, Inc	10,427
560,991	*,e	Healthsouth Corp	14,793
78,271	*,e	HealthStream, Inc	1,796
134,424	*	Healthways, Inc	1,647
54,612	*,e	HeartWare International, Inc	4,829
254,463	*,e	Henry Schein, Inc	23,551
142,430		Hill-Rom Holdings, Inc	5,016
576,546		Hitachi Medical Corp	9,227

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

307,867	*,e	HMS Holdings Corp	$8,359
36,300		Hogy Medical Co Ltd	1,962
916,998	*	Hologic, Inc	20,724
614,759		Humana, Inc	42,486
43,272	*	ICU Medical, Inc	2,551
196,810	*,e	Idexx Laboratories, Inc	18,183
2,948,400	*	IHH Healthcare BHD	3,507
169,503	*,e	Insulet Corp	4,383
94,267	*	Integra LifeSciences Holdings Corp	3,677
226,704	*	Intuitive Surgical, Inc	111,355
136,100		Invacare Corp	1,776
194,651	*	Inverness Medical Innovations, Inc	4,969
25,315		Ion Beam Applications	185
57,139	*	IPC The Hospitalist Co, Inc	2,542
93,000	*,e	Jeol Ltd	416
237,348	*	Kindred Healthcare, Inc	2,499
321,100		Kossan Rubber Industries	365
818,600		KPJ Healthcare BHD	1,568
361,947	*	Laboratory Corp of America Holdings	32,648
36,780		Landauer, Inc	2,074
40,900	e	Leisureworld Senior Care Corp	516
52,041	*	LHC Group, Inc	1,118
2,006,221		Life Healthcare Group Holdings Pte Ltd	7,549
110,333	*	LifePoint Hospitals, Inc	5,347
120,445	*	Magellan Health Services, Inc	5,730
133,236	*,e	MAKO Surgical Corp	1,486
7,500	e	Mani, Inc	265
234,580		Masimo Corp	4,602
6,157	*	Mauna Kea Technologies	98
1,750,805		McKesson Corp	189,017
88,379	*	MD Medical Group Investments plc (ADR)	1,553
298,424	*	MedAssets, Inc	5,745
77,816		Medica	1,419
62,700	e	Medical Facilities Corp	944
352,878		Mediceo Paltac Holdings Co Ltd	4,951
78,733	*	Medidata Solutions, Inc	4,565
4,821,812		Medtronic, Inc	226,432
206,916	*,e	Merge Healthcare, Inc	598
145,977	e	Meridian Bioscience, Inc	3,331
145,267	*,e	Merit Medical Systems, Inc	1,781
146	e	Message Co Ltd	392
187,500		Microlife Corp	439
719,000		Microport Scientific Corp	474
79,578		Miraca Holdings, Inc	3,824
264,602	*,e	Molina Healthcare, Inc	8,168
45,109	*	MWI Veterinary Supply, Inc	5,966
23,136		Nagaileben Co Ltd	353
35,751	e	National Healthcare Corp	1,635
10,434		National Research Corp	606
173,398	*	Natus Medical, Inc	2,330
84,118	*	Neogen Corp	4,170
337,858	*,e	Neoprobe Corp	916

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,115,476		Network Healthcare Holdings Ltd	$2,406
49,100	e	Nichii Gakkan Co	427
43,900		Nihon Kohden Corp	1,551
70,767		Nikkiso Co Ltd	845
465,332	e	Nipro Corp	4,172
166,087	e	Nobel Biocare Holding AG.	1,666
239,571	*	NuVasive, Inc	5,105
172,640	*	NxStage Medical, Inc	1,947
533,600		Odontoprev S.A.	2,443
2,989,300	*	Olympus Corp	70,933
307,020		Omnicare, Inc	12,502
141,126	*	Omnicell, Inc	2,664
185,901	*	OraSure Technologies, Inc	1,004
221,683	*	Oriola-KD Oyj (B Shares)	699
71,445		Orpea	2,975
139,673	*,e	Orthofix International NV	5,010
9,784	*	Osstem Implant Co Ltd	294
218,770	e	Owens & Minor, Inc	7,123
57,490		Pacific Hospital Supply Co Ltd	177
80,349	*,e	Palomar Medical Technologies, Inc	1,084
46,413		Paramount Bed Holdings Co Ltd	1,734
130,076		Patterson Cos, Inc	4,948
36,553	*	PDI, Inc	216
115,332	*	Pediatrix Medical Group, Inc	10,337
42,489		Pharmaniaga BHD	115
101,065	*	PharMerica Corp	1,415
10,274		Phonak Holding AG.	1,234
104,870	*,e	PhotoMedex, Inc	1,687
302,000	*	Pihsiang Machinery Manufacturing Co Ltd	344
1,926,237		Primary Health Care Ltd	9,976
4,400		Profarma Distribuidora de Produtos Farmaceuticos S.A.	48
92,698	*	Providence Service Corp	1,714
6,200	e	Psc, Inc	234
84,300	*	Qualicorp S.A.	847
143,568		Quality Systems, Inc	2,624
386,850		Quest Diagnostics, Inc	21,838
96,698	*,e	Quidel Corp	2,297
299,317	e	Raffles Medical Group Ltd	794
201,657	e	Ramsay Health Care Ltd	6,787
401,237	e	Resmed, Inc	18,601
126,255		Rhoen Klinikum AG.	2,679
38,793	*	Rochester Medical Corp	567
85,922	*,e	Rockwell Medical Technologies, Inc	340
347,450	*,e	RTI Biologics, Inc	1,369
432,532		Ryman Healthcare Ltd	1,825
12,131		Sartorius AG.	1,298
5,600		Sartorius Stedim Biotech	747
461,111		Selcuk Ecza Deposu Ticaret ve Sanayi AS	564
179,682	e	Select Medical Holdings Corp	1,617
2,461,200	e	Shandong Weigao Group Medical Polymer Co Ltd	2,230
977,400		Shanghai Pharmaceuticals Holding Co Ltd	2,151
193,581		Shenzhen Accord Pharmaceutical Co Ltd	873

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,949,181		Sigma Pharmaceuticals Ltd	$1,507
1,204,300	e	Sinopharm Group Co	3,892
122,578	*	Sirona Dental Systems, Inc	9,038
241,619	*,e	Skilled Healthcare Group, Inc (Class A)	1,587
664,725		Smith & Nephew plc	7,688
232,614	*,e	Solta Medical, Inc	512
674	e	So-net M3, Inc	1,316
384,426		Sonic Healthcare Ltd	5,594
342,858	*	Sorin S.p.A.	883
124,794	*	Spectranetics Corp	2,312
796,919	e	St. Jude Medical, Inc	32,227
97,000		St. Shine Optical Co Ltd	1,897
170,515	*,e	Staar Surgical Co	960
206,238		STERIS Corp	8,582
8,659		Stratec Biomedical Systems AG.	388
11,152	e	Straumann Holding AG.	1,504
866,936		Stryker Corp	56,559
6,610	e	Suheung Capsule Co Ltd	137
1,083,600		Supermax Corp BHD	666
104,362	*	SurModics, Inc	2,844
97,554		Suzuken Co Ltd	3,541
159,618	*	Symmetry Medical, Inc	1,828
82,423		Synergy Healthcare plc	1,275
29,263		Sysmex Corp	1,783
153,560	*	Team Health Holdings, Inc	5,587
50,634		Teleflex, Inc	4,279
123,700		Tempo Participacoes S.A.	214
714,871	*	Tenet Healthcare Corp	34,014
165,916		Terumo Corp	7,141
143,446	*	Thoratec Corp	5,379
68,471		Toho Pharmaceutical Co Ltd	1,576
20,300		Tokai Corp (GIFU)	624
1,082,400		Top Glove Corp BHD	1,888
67,046	*	Tornier BV	1,264
63,609	*,e	Triple-S Management Corp (Class B)	1,108
35,000		Tsuki Corp	499
273,748	*,e	Unilife Corp	597
585,672		United Drug plc	2,414
4,649,470	e	UnitedHealth Group, Inc	265,996
130,871	e	Universal American Corp	1,090
557,109		Universal Health Services, Inc (Class B)	35,583
62,607		US Physical Therapy, Inc	1,681
11,996		Utah Medical Products, Inc	585
178,910	*	Vanguard Health Systems, Inc	2,660
392,859	*	Varian Medical Systems, Inc	28,286
73,819	*,e	Vascular Solutions, Inc	1,197
199,369	*	VCA Antech, Inc	4,683
72,500		VITAL KSK Holdings, Inc	701
48,293	*,e	Vocera Communications, Inc	1,111
186,073	*,e	Volcano Corp	4,142
201,610	*	WellCare Health Plans, Inc	11,685
1,133,586		WellPoint, Inc	75,077

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

141,880		West Pharmaceutical Services, Inc	$9,214
6,024	*	William Demant Holding	505
163,004	*,e	Wright Medical Group, Inc	3,881
58,703	*,e	Zeltiq Aesthetics, Inc	224
1,075,613		Zimmer Holdings, Inc	80,908

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,921,339

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
11,286	e	Able C&C Co Ltd	884
23,300	*	Aderans Co Ltd	396
3,873	e	Amorepacific Corp	3,260
32,244	*	Atrium Innovations Inc	383
1,498,821		Avon Products, Inc	31,071
2,004,000	*,e	BaWang International Group Holding Ltd	114
1,239,071		Beiersdorf AG.	114,520
137,347	*,e	Central Garden and Pet Co (Class A)	1,129
1,042,893		Church & Dwight Co, Inc	67,402
257,915		Clorox Co	22,833
1,302,320		Colgate-Palmolive Co	153,713
12,590	e	Cosmax, Inc	546
349,443		Dabur India Ltd	881
138	e	Dr Ci:Labo Co Ltd	422
90,301	*,e	Elizabeth Arden, Inc	3,635
5,491		Emami Ltd	61
230,050		Energizer Holdings, Inc	22,943
532,132		Estee Lauder Cos (Class A)	34,072
103,900	e	Fancl Corp	1,145
74,512	e	Female Health Co	539
3,209	*,e	Genic Co Ltd	106
6,186		Godrej Consumer Products Ltd	89
420,000		Grape King Industrial Co	1,320
153,669	*	Harbinger Group, Inc	1,269
917,200		Hengan International Group Co Ltd	8,998
18,790		Henkel KGaA	1,485
783,691		Henkel KGaA (Preference)	75,502
885,190	e	Herbalife Ltd	33,150
1,381,933		Hindustan Lever Ltd	11,871
599,625		Hypermarcas S.A.	4,715
7,867		Inter Parfums S.A.	251
94,993		Inter Parfums, Inc	2,321
18,347	e	JW Shinyak Corp	88
283,430		Jyothy Laboratories Ltd	867
548,604		Kao Corp	17,743
832,178		Kimberly-Clark Corp	81,537
2,633,137		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	9,190
30,600		Kobayashi Pharmaceutical Co Ltd	1,487
15,044	*	Korea Kolmar Co Ltd	448
85,800	e	Kose Corp	1,997
15,225	e	LG Household & Health Care Ltd	8,369
290,000		Lion Corp	1,617
625,087		L’Oreal S.A.	99,172
465,600		Magic Holdings international Ltd	191

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

61,479		Mandom Corp	$2,186
311,152		Mcbride plc	561
128,398	*	Medifast, Inc	2,943
446,347		Microbio Co Ltd	521
22,000		Milbon Co Ltd	775
235,838		Natura Cosmeticos S.A.	5,763
41,364	e	Nature’s Sunshine Products, Inc	630
556,320	e	Nu Skin Enterprises, Inc (Class A)	24,589
48,629		Nutraceutical International Corp	844
2,584,000	e	NVC Lighting Holdings Ltd	598
21,478		Oil-Dri Corp of America	585
35,389		Orchids Paper Products Co	826
89,891	e	Oriflame Cosmetics S.A.	3,069
3,350	e	Pacific Corp	1,221
26,200		Pigeon Corp	1,837
26,900		Pola Orbis Holdings, Inc	859
209,786	*	Prestige Brands Holdings, Inc	5,389
1,512,000	e	Prince Frog International Holdings Ltd	781
9,853,392		Procter & Gamble Co	759,303
3,131,500		PT Unilever Indonesia Tbk	7,360
428,781		PZ Cussons plc	2,634
1,029,954		Reckitt Benckiser Group plc	73,948
39,245	*	Revlon, Inc (Class A)	878
2,600,000	e	Ruinian International Ltd	643
56,911	e	Shiseido Co Ltd	798
95,736		Spectrum Brands, Inc	5,418
17,200		ST Corp	186
512,158	*,e	Star Scientific, Inc	850
624,910	e	Svenska Cellulosa AB (B Shares)	16,134
127,305	e	Uni-Charm Corp	7,269
20,730	*,e	USANA Health Sciences, Inc	1,002
1,303,000	e	Vinda International Holdings Ltd	1,866
73,586		WD-40 Co	4,030

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,760,028

INSURANCE - 3.9%
4,106,703		ACE Ltd	365,373
108,975		Admiral Group plc	2,211
340,657		Aegon NV	2,057
1,388,711		Aflac, Inc	72,241
288,212		Ageas	9,782
16,702,007		AIA Group Ltd	73,434
13,511		Aksigorta AS	18
20,666	*	Alleghany Corp	8,182
1,069,339		Allianz AG.	145,775
314,098		Allied World Assurance Co Holdings Ltd	29,123
1,701,634		Allstate Corp	83,499
218,140	*	Alm Brand AS	760
332,727	e	American Equity Investment Life Holding Co	4,954
453,602		American Financial Group, Inc	21,492
921,594	*	American International Group, Inc	35,776
12,360		American National Insurance Co	1,074

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

41,323	*	American Safety Insurance Holdings Ltd	$1,031
79,396		Amerisafe, Inc	2,822
674,399		Amlin plc	4,344
3,422,532		AMP Ltd	18,646
98,389	e	Amtrust Financial Services, Inc	3,409
810,047		Anadolu Hayat Emeklilik AS	2,690
450,254	*	Anadolu Sigorta	311
669,844		Aon plc	41,195
19,455		April Group	306
648,007	*	Arch Capital Group Ltd	34,066
107,981		Argo Group International Holdings Ltd	4,468
166,116		Arthur J. Gallagher & Co	6,862
510,878		Aspen Insurance Holdings Ltd	19,710
139,851		Assicurazioni Generali S.p.A.	2,190
1,085,384		Assurant, Inc	48,853
205,304		Assured Guaranty Ltd	4,231
1,173,843		Aviva plc	5,321
1,085,779		AXA S.A.	18,764
2,054,613		Axis Capital Holdings Ltd	85,513
4,146		Bajaj Finserv Ltd	59
38,163	e	Baldwin & Lyons, Inc (Class B)	908
4,562		Baloise Holding AG.	429
829,800		Bangkok Life Assurance PCL (ADR)	2,093
1,189,696		Beazley plc	3,782
48	*	Berkshire Hathaway, Inc	7,501
6,411,994	*	Berkshire Hathaway, Inc (Class B)	668,130
194,700		Brazil Insurance Participco	2,158
146,060		Brown & Brown, Inc	4,680
13,609,366		Cathay Financial Holding Co Ltd	18,775
602,710		Catlin Group Ltd	4,783
262,227		Chesnara plc	940
1,130,508	*	China Insurance International Holdings Co Ltd	1,932
10,175,024	e	China Life Insurance Co Ltd	26,547
2,788,885		China Life Insurance Co Ltd (Taiwan)	2,787
3,700,700		China Pacific Insurance Group Co Ltd	12,223
575,593		Chubb Corp	50,382
436,272		Cincinnati Financial Corp	20,588
147,236	*,e	Citizens, Inc (Class A)	1,235
52,248		Clal Insurance	867
4,100,000		ClearView Wealth Ltd	2,796
50,953		CNA Financial Corp	1,666
250,558		CNP Assurances	3,443
915,862		Conseco, Inc	10,487
652,089		Corp Mapfre S.A.	2,026
113,300	e	Crawford & Co (Class B)	860
46,409		Dai-ichi Mutual Life Insurance Co	62,277
115,348		Delta Lloyd NV	1,987
390,470		Discovery Holdings Ltd	3,326
31,518	e	Donegal Group, Inc (Class A)	481
54,574		Dongbu Insurance Co Ltd	2,333
24,431	e	Eastern Insurance Holdings, Inc	458
75,919	*	eHealth, Inc	1,357

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,275	e	EMC Insurance Group, Inc	$666
114,969		Employers Holdings, Inc	2,696
353,564		Endurance Specialty Holdings Ltd	16,904
33,613	*	Enstar Group Ltd	4,178
45,449		Erie Indemnity Co (Class A)	3,433
22,685		Euler Hermes S.A.	2,092
242,177		Everest Re Group Ltd	31,449
50,139		FBD Holdings plc	787
36,674		FBL Financial Group, Inc (Class A)	1,425
1,156,913		Fidelity National Title Group, Inc (Class A)	29,189
535,373		First American Financial Corp	13,690
548,144	*,e	Fondiaria-Sai S.p.A	909
587	*	Fondiaria-Sai S.p.A-RSP	75
12,841	*,e	Fortegra Financial Corp	113
1,598,729	*	Genworth Financial, Inc (Class A)	15,987
123,202		Gjensidige Forsikring BA	2,039
465,164	e	Great-West Lifeco, Inc	12,469
97,958	*,e	Greenlight Capital Re Ltd (Class A)	2,395
102,771		Grupo Catalana Occidente S.A.	2,233
58,266	*,e	Hallmark Financial Services	524
100,005		Hannover Rueckversicherung AG.	7,873
60,078		Hanover Insurance Group, Inc	2,985
38,500	*	Hanwha Non-Life Insurance Co Ltd	199
11,401		Harel Insurance Investments & Finances Ltd	591
2,762,637	e	Hartford Financial Services Group, Inc	71,276
484,012		HCC Insurance Holdings, Inc	20,343
14,610		Helvetia Holding AG.	5,897
138,971	*	Hilltop Holdings, Inc	1,875
806,868		Hiscox Ltd	6,760
35,814	e	Homeowners Choice, Inc	976
228,783		Horace Mann Educators Corp	4,770
180,660		Hyundai Marine & Fire Insurance Co Ltd	5,190
32,267	e	Independence Holding Co	328
147,512		Industrial Alliance Insurance and Financial Services, Inc	5,425
43,329		Infinity Property & Casualty Corp	2,435
105,154		ING Canada, Inc	6,444
4,042,380		Insurance Australia Group Ltd	24,115
2,934		Investors Title Co	203
268,111		Jardine Lloyd Thompson Group plc	3,471
17,109	e	Kansas City Life Insurance Co	669
59,822		Kemper Corp	1,951
423,510		Korea Life Insurance Co Ltd	2,581
114,595		Korean Reinsurance Co	1,181
213,630		Lancashire Holdings Ltd	2,640
20,816,994		Legal & General Group plc	54,781
350,622		Liberty Holdings Ltd	4,578
5,700	*	Lifenet Insurance Co	51
124,030		LIG Insurance Co Ltd	2,649
1,032,496		Lincoln National Corp	33,670
383,737		Loews Corp	16,911
44,101	*	Lotte Non-Life Insurance Co Ltd	145
212,230		Maiden Holdings Ltd	2,248

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,008,702	e	Manulife Financial Corp	$29,581
11,808	*,e	Markel Corp	5,945
3,326,985		Marsh & McLennan Cos, Inc	126,326
1,620,569		Max Capital Group Ltd	51,048
183,454	*,e	MBIA, Inc	1,884
263,937	e	Meadowbrook Insurance Group, Inc	1,861
795,048		Mediolanum S.p.A.	4,399
29,995	*	Menorah Mivtachim Holdings Ltd	323
33,401		Mercury General Corp	1,267
160,075		Meritz Fire & Marine Insurance Co Ltd	1,755
6,839,414		Metlife, Inc	260,035
1,347,649		Metropolitan Holdings Ltd	3,402
352,760		Migdal Insurance Holdings Ltd	576
990,563	*	Milano Assicurazioni S.p.A.	527
871,888		Millea Holdings, Inc	25,224
466,936	e	Mitsui Sumitomo Insurance Group Holdings, Inc	10,400
286,875		Montpelier Re Holdings Ltd	7,473
416,692		Muenchener Rueckver AG.	78,099
152,273	*,e	National Financial Partners Corp	3,415
25,066		National Interstate Corp	751
12,080		National Western Life Insurance Co (Class A)	2,126
40,474	*	Navigators Group, Inc	2,378
545,800	e	New China Life insurance Co Ltd	1,866
387,749	e	NKSJ Holdings, Inc	8,168
581,465		Old Mutual plc	1,797
470,917		Old Republic International Corp	5,985
135,973		OneBeacon Insurance Group Ltd (Class A)	1,838
1,001,243		PartnerRe Ltd	93,226
3,000,000	*,e	People’s Insurance Co Group of China Ltd	1,599
20,549	*,e	Phoenix Cos, Inc	632
210,164		Phoenix Group Holdings	2,143
79,180		Phoenix Holdings Ltd	243
7,460,100		PICC Property & Casualty Co Ltd	9,616
3,236,400		Ping An Insurance Group Co of China Ltd	25,175
162,107		Platinum Underwriters Holdings Ltd	9,047
260,931		Porto Seguro S.A.	3,650
643,630	e	Power Corp Of Canada	17,297
694,101	e	Power Financial Corp	20,457
141,805		Powszechny Zaklad Ubezpieczen S.A.	17,598
156,315		Primerica, Inc	5,124
1,026,860		Principal Financial Group	34,944
190,533		ProAssurance Corp	9,018
750,331		Progressive Corp	18,961
492,345		Protective Life Corp	17,626
3,584,482		Prudential Financial, Inc	211,449
6,268,423		Prudential plc	101,809
13,000,000		PT Panin Insurance Tbk	991
90,425,000	*	PT Panin Life Tbk	2,285
2,007,756		QBE Insurance Group Ltd	28,385
213,511		Reinsurance Group of America, Inc (Class A)	12,740
309,530		RenaissanceRe Holdings Ltd	28,474
1,509,816		Resolution Ltd	6,272

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

76,525		RLI Corp	$5,498
846,287		RMI Holdings	2,145
1,864,304		Royal & Sun Alliance Insurance Group plc	3,306
50,662		Safety Insurance Group, Inc	2,490
314,292	e	Sampo Oyj (A Shares)	12,122
52,847		Samsung Fire & Marine Insurance Co Ltd	10,359
104,135		Samsung Life Insurance Co Ltd	9,751
3,402,495		Sanlam Ltd	17,465
28,504		Santam Ltd	593
31,467		Schweizerische National-Versicherungs-Gesellschaft	1,522
134,356		SCOR	3,865
212,782		Selective Insurance Group, Inc	5,109
6,770,495	*	Shin Kong Financial Holding Co Ltd	2,130
265,000		Shinkong Insurance Co Ltd	185
61,416		Societa Cattolica di Assicurazioni SCRL	1,065
490,038		Sony Financial Holdings, Inc	7,329
306,599		St. James’s Place plc	2,371
56,236		Stancorp Financial Group, Inc	2,405
3,828,621		Standard Life plc	21,346
65,425		State Auto Financial Corp	1,140
89,412	e	Stewart Information Services Corp	2,277
407,354	*	Storebrand ASA	1,604
141,550		Sul America SA	1,414
995,532	e	Sun Life Financial, Inc	27,166
1,783,084		Suncorp-Metway Ltd	22,006
21,686		Swiss Life Holding	3,224
1,525,537		Swiss Re Ltd	124,243
275,353	e	Symetra Financial Corp	3,692
1,845,600	e	T&D Holdings, Inc	22,105
444,000		Taiwan Fire & Marine Insurance Co	328
924,000	*	Taiwan Life Insurance Co Ltd	718
65,640		Tong Yang Life Insurance	636
152,560	*	Topdanmark A.S.	3,659
470,890	e	Torchmark Corp	28,159
141,695	e	Tower Group International Ltd	2,614
880,308		Travelers Cos, Inc	74,113
17,778		TrygVesta AS	1,438
248,856	*	Unipol Gruppo Finanziario S.p.A	672
333,404	*	Unipol Gruppo Finanziario S.p.A (Priv)	824
46,625	*,e	United America Indemnity Ltd	1,082
92,365	e	United Fire & Casualty Co	2,353
84,098	e	Universal Insurance Holdings, Inc	408
444,353		UnumProvident Corp	12,553
1,161,656		Validus Holdings Ltd	43,411
50,607		Vittoria Assicurazioni S.p.A.	409
475,220	e	W.R. Berkley Corp	21,086
7,244		White Mountains Insurance Group Ltd	4,108
27,918		Wiener Staedtische Allgemeine Versicherung AG.	1,355
1,634,292		XL Capital Ltd	49,519
48,547		Yapi Kredi Sigorta AS	476
146,807		Zurich Financial Services AG.	40,981

		TOTAL INSURANCE	4,451,282

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

MATERIALS - 6.0%
160,755		A. Schulman, Inc	$5,073
119,620	e	Acerinox S.A.	1,229
501,707		ACHEM Technology Corp	245
418,000		Achilles Corp	633
32,017	*,e	ADA-ES, Inc	851
105,581		Adana Cimento	238
108,200		ADEKA Corp	935
1,133,124		Adelaide Brighton Ltd	4,192
29,781	*,e	Advanced Metallurgical Group NV	250
47,153	*	Advansa Sasa Polyester Sanayi AS	31
149,556		Aeci Ltd	1,660
16,011	*	AEP Industries, Inc	1,150
145,516		African Barrick Gold Ltd	428
309,863	*,e	African Minerals Ltd	1,093
163,870		African Oxygen Ltd	407
228,288		African Rainbow Minerals Ltd	4,700
89		Afyon Cimento Sanayi TAS	3
185,888		Agnico-Eagle Mines Ltd	7,625
468,894	e	Agrium, Inc (Toronto)	45,724
187,000	e	Aichi Steel Corp	757
262,447		Air Liquide	31,921
343,254		Air Products & Chemicals, Inc	29,904
241,311		Air Water, Inc	3,365
201,073		Airgas, Inc	19,938
6,564	e	AK Holdings, Inc	129
631,714	e	AK Steel Holding Corp	2,091
112,938		Akcansa Cimento AS	687
1,432,723		Akzo Nobel NV	91,030
332,470		Alamos Gold, Inc	4,566
194,012	e	Albemarle Corp	12,130
23,678	*	Alchemia S.A.	29
1,311,005		Alcoa, Inc	11,170
362,605	*	Alent plc	2,080
75,500	*,e	Alexco Resource Corp	249
252,675	*	Alkane Resources Ltd	153
133,967		Allegheny Technologies, Inc	4,248
126,774	*	Allied Nevada Gold Corp	2,087
271,900	e	Alpek SAB de C.V.	650
386,657		Altri SGPS S.A.	951
412,460		Alumina Ltd	479
5,573,900	*,e	Aluminum Corp of China Ltd	2,160
32,119	f	AMAG Austria Metall AG. (purchased 02/29/2012, cost $725)	988
1,159,447		Ambuja Cements Ltd	3,725
89,302		AMCOL International Corp	2,696
1,316,702		Amcor Ltd	12,757
143,882		American Vanguard Corp	4,394
4,707,000		AMVIG Holdings Ltd	1,765
304,154	*	Anadolu Cam Sanayii AS	480
601,700	*,e	Anatolia Minerals Development Ltd	2,428

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,198,520	*,e	Angang New Steel Co Ltd	$1,210
646,785		Anglo American plc (London)	16,702
73,511	e	Anglo Platinum Ltd	3,055
515,673		AngloGold Ashanti Ltd	12,134
3,827,911	e	Anhui Conch Cement Co Ltd	12,763
158,000		ANN JOO Resources BHD	63
2,693,943		Antofagasta plc	40,439
222,891	e	APERAM	2,742
85,885		Aptargroup, Inc	4,926
621,585	*,e	Aquarius Platinum Ltd	471
67,402	*,e	Arabian American Development Co	568
1,117,256		ArcelorMittal	14,515
389,087	*	Argonaut Gold, Inc	3,156
31,118		Arkema	2,836
72,923	e	Asahi Holdings, Inc	1,571
2,300,852	e	Asahi Kasei Corp	15,550
94,000		Asahi Organic Chemicals Industry Co Ltd	210
108,900	*	Asanko Gold, Inc	348
1,998,142		Ashland, Inc	148,462
1,840,500		Asia Cement China Holdings Corp	927
6,478	e	Asia Cement Co Ltd	445
2,559,923		Asia Cement Corp	3,106
52,315		Asia Plastic Recycling Holding Ltd	140
244,500		Asia Polymer	195
49,047		Asian Paints Ltd	4,444
88,370		Associated Cement Co Ltd	1,889
95,624	e	Assore Ltd	3,229
677,200		Atlas Consolidated Mining & Development	373
1,078,314		Atlas Iron Ltd	1,258
187,200	*	Augusta Resource Corp	481
33,324	*	Auriga Industries (Class B)	738
422,511	*	Aurizon Mines Ltd	1,851
257,900	*,e	Avalon Rare Metals, Inc	279
231,192		Avocet Mining plc	67
1,459,706	e	Axiall Corp	90,735
682,982		AZ Electronic Materials S.A.	3,952
745,635	*	B2Gold Corp	2,268
1,317		Bagfas Bandirma Gubre Fabrik	41
135,700		Balchem Corp	5,963
848,260		Ball Corp	40,360
264,598		Ballarpur Industries Ltd	84
243,100	*,e	Banro Corp	416
1,637,735		Barrick Gold Corp (Canada)	48,108
1,275,263		BASF AG.	111,971
2,138		BASF India Ltd	23
759,728	*,e	Bathurst Resources Ltd	247
62,885		Baticim Bati Anadolu Cimento Sanayii AS	273
5,096		Bayer CropScience Ltd	113
2,450,100		BBMG Corp	2,007
192,219		BC Iron Ltd	652
751,278	*	Beadell Resources Ltd	714
46,452	e	Bekaert S.A.	1,288

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

303,000	*,e	Belo Sun Mining Corp	$340
126,865	e	Bemis Co, Inc	5,120
49,361		Berger Paints India Ltd	178
182,266	*	Berry Plastics Group, Inc	3,472
4,398,879		BHP Billiton Ltd	150,376
4,972,293		BHP Billiton plc	144,802
366,364		Billerud AB	3,529
999,206	*	BlueScope Steel Ltd	5,246
1,630	*	BNG Steel Co Ltd	16
60,829	*	Boise Cascade Co	2,065
407,304		Boise, Inc	3,527
500,437		Boliden AB	8,084
1,233,843		Boral Ltd	6,333
5,340,000	*	Borneo Lumbung Energi & Metal	259
10,943		Borusan Mannesmann Boru Sanayi	213
8,560,759	*	Boryszew S.A.	1,158
503,993		Bradespar S.A.	6,567
193,428		Braskem S.A.	1,307
71,360		Brush Engineered Materials, Inc	2,034
188,615		Buckeye Technologies, Inc	5,649
136,550		Bursa Cimento	389
78,181		Buzzi Unicem S.p.A.	1,206
43,499		Buzzi Unicem S.p.A. RSP	316
7,600		C Uyemura & Co Ltd	283
78,295		Cabot Corp	2,678
485,394	*	Calgon Carbon Corp	8,786
327,328	e	Canexus Corp	2,871
117,168	*	Canfor Corp	2,452
47,600	e	Canfor Pulp Products, Inc	514
201,010		CAP S.A.	6,517
549,962	*	Cape Lambert Resources Ltd	106
29,150		Capro Corp	300
372,811	*	Capstone Mining Corp	829
54,827	e	Carpenter Technology Corp	2,702
149,552		Cascades, Inc	662
57,902	*,e	Castle (A.M.) & Co	1,013
421,278		Celanese Corp (Series A)	18,557
81,180		Cementir S.p.A.	230
720,647		Cementos Argos S.A.	3,434
38,043	e	Cementos Pacasmayo SAA (ADR)	565
338,537	*	Cemex Latam Holdings S.A.	2,544
22,704,676	*,e	Cemex S.A. de C.V.	27,628
1,353,317	*	Centamin plc	1,021
281,748		Centerra Gold, Inc	1,678
190,886	*	Century Aluminum Co	1,477
103,882		Century Textile & Industries Ltd	550
462,146		CF Industries Holdings, Inc	87,979
401,166		Chambal Fertilizers & Chemicals Ltd	368
25,569	e	Chase Corp	494
57,299		Cheil Industries, Inc	4,564
377,726	*	Chemtura	8,163
1,916,560		Cheng Loong Corp	841

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

832,925		Chia Hsin Cement Corp	$364
710,000		Chiho-Tiande Group Ltd	343
2,560,200	e	China BlueChemical Ltd	1,592
59,000	*	China General Plastics Corp	30
257,000		China Hi-ment Corp	486
670,000	*	China Manmade Fibers Corp	261
368,409		China Metal Products	482
3,613,200	e,m	China Metal Recycling Holdings Ltd	2,199
4,994,000	*	China Mining Resources Group Ltd	56
12,956,378	e	China National Building Material Co Ltd	16,383
646,000		China Nickel Resources Holding Co Ltd	41
2,141,175		China Petrochemical Development Corp	1,171
1,488,000	*,e	China Precious Metal Resources Holdings Co Ltd	270
1,422,000	e	China Rare Earth Holdings Ltd	254
2,626,100	e	China Resources Cement Holdings Ltd	1,493
1,450,000		China Sanjiang Fine Chemicals	730
3,370,400		China Shanshui Cement Group Ltd	1,945
193,000		China Steel Chemical Corp	944
13,943,083		China Steel Corp	12,123
1,459,000		China Synthetic Rubber Corp	1,571
663,000		China Vanadium Titano-Magnetite Mining Co Ltd	153
496,000	*	Chongqing Iron & Steel Co Ltd	78
811,936		Christian Hansen Holding	30,155
111,000		Chuetsu Pulp & Paper Co Ltd	175
167,000		Chugoku Marine Paints Ltd	892
1,398,328		Chun Yuan Steel	525
1,344,720	*	Chung Hung Steel Corp	386
169,950	*	Chung Hwa Pulp Corp	57
254,100		Cia de Minas Buenaventura S.A. (ADR) (Series B)	6,596
214,200		Cia Minera Autlan SAB de C.V.	189
821,436		Cia Siderurgica Nacional S.A.	3,711
112,930	*	Ciech S.A.	788
13,667		Ciments Francais S.A.	780
97,669		Cimsa Cimento Sanayi Ve Tica	602
1,208,000		Citic Dameng Holdings	115
2,551,349		Clariant AG.	35,572
1,434		Clariant Chemicals India Ltd	13
109,161	*,e	Clearwater Paper Corp	5,752
3,236,821	e	Cleveland-Cliffs, Inc	61,532
5,490	*	CNK International Co Ltd	29
455,809	*,e	Coeur d’Alene Mines Corp	8,597
140,800	*	Colossus Minerals, Inc	426
205,826		Commercial Metals Co	3,262
86,132	*	Companhia Vale do Rio Doce	0	^
79,500	e	Companhia Vale do Rio Doce (ADR)	1,375
132,747	e	Compass Minerals International, Inc	10,474
129,100	*	Copper Mountain Mining Corp	346
355,122		Corp Aceros Arequipa S.A.	107
7,010	*	Cosmochemical Co Ltd	46
3,051,000	e	CPMC Holdings Ltd	2,436
4,767,432		CRH plc	105,272
520,610		Croda International plc	21,746

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

123,700	*	Cronus Resources Ltd	$794
467,689	*	Crown Holdings, Inc	19,461
374,600		CSC Steel Holdings BHD	147
52,144,000	*	CST Mining Group Ltd	781
140,972	*,e	Cudeco Ltd	503
882,734		Cytec Industries, Inc	65,393
144,000		Dai Nippon Toryo Co Ltd	290
1,056,309		Daicel Chemical Industries Ltd	8,268
56,626	e	Daido Steel Co Ltd	302
91,000		Daiken Corp	253
176,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	840
2,085,845		Dainippon Ink and Chemicals, Inc	4,481
96,872		Daio Paper Corp	626
168,000		Daiso Co Ltd	523
19,867	e	DC Chemical Co Ltd	2,870
16,565		Deepak Fertilizers & Petrochemicals Corp Ltd	31
38,014		Deltic Timber Corp	2,612
911,405		Denki Kagaku Kogyo KK	3,295
896,197	*	Detour Gold Corp	17,230
498,515	*,e	Discovery Metals Ltd	328
92,024	*	Dominion Diamond Corp	1,504
149,346		Domtar Corp	11,592
23,360	*,e	Dongbu Steel Co Ltd	72
67,414	e	Dongjin Semichem Co Ltd	295
67,948	e	Dongkuk Industries Co Ltd	221
41,550	e	Dongkuk Steel Mill Co Ltd	459
3,773,000	e	Dongyue Group	2,196
4,353,743		Dow Chemical Co	138,623
585,000	e	Dowa Holdings Co Ltd	4,595
1,036,072		DRDGOLD Ltd	808
1,278,142		DS Smith plc	4,262
738,536		DSM NV	43,037
1,456,896		Du Pont (E.I.) de Nemours & Co	71,621
1,046,375		DuluxGroup Ltd	4,862
263,900	*,e	Dundee Precious Metals, Inc	2,052
253,084		Eagle Materials, Inc	16,863
15,600		Earth Chemical Co Ltd	541
2,231,485	*	Eastern Platinum Ltd	319
673,093		Eastman Chemical Co	47,029
744,989		Ecolab, Inc	59,733
4,810	e	EG Corp	157
15,074		EID Parry India Ltd	41
447,802		El Ezz Steel Co	604
934,399		Eldorado Gold Corp	8,931
2,037,472		Elementis plc	8,090
1,833,290		Empresas CMPC S.A.	6,696
14,043	*	EMS-Chemie Holding AG.	4,229
292,538	*,e	Endeavour Mining Corp	432
153,139	*	Endeavour Mining Corp (ADR)	231
121,300	*	Endeavour Silver Corp	756
1,091,377		Eregli Demir ve Celik Fabrikalari TAS	1,418
875,894		Eternal Chemical Co Ltd	726

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

171,200		Eternit S.A.	$755
95,300		Eucatex S.A. Industria e Comercio	429
33,492		Eugene Corp	110
1,226,589		Eurasian Natural Resources Corp	4,608
570,570		Everlight Chemical Industrial Corp	394
547,694	*	Evolution Mining Ltd	839
529,958	*,m	Evonik Industries AG.	20,604
1,554,175		Evraz plc	5,265
676,750		Feng Hsin Iron & Steel Co	1,182
101,400		Ferbasa-Ferro Ligas DA Bahia	587
629,714		Ferrexpo plc	1,664
406,107	*	Ferro Corp	2,741
44,100	*	Fertilizantes Heringer S.A.	262
609,159	*	Fibria Celulose S.A.	7,355
2,715,598		Filtrona plc	30,110
272,600	*	First Majestic Silver Corp	4,414
1,561,770		First Quantum Minerals Ltd	29,703
1,818,329	e	Fletcher Building Ltd	13,071
188,031	*,e	Flotek Industries, Inc	3,074
508,012		FMC Corp	28,972
9,742,971	*	Focus Minerals Ltd	223
28,690	*,e	Foosung Co Ltd	124
4,202,003		Formosa Chemicals & Fibre Corp	9,435
5,377,031		Formosa Plastics Corp	12,734
405,000		Formosan Rubber Group, Inc	303
1,227,732		Formosan Union Chemical	625
9,653,673	e	Fortescue Metals Group Ltd	39,967
13,900	*,e	Fortress Paper Ltd	114
164,400	*	Fortuna Silver Mines, Inc	709
4,688,100	e	Fosun International	3,196
14,300		FP Corp	957
212,373	*,e	Franco-Nevada Corp	9,694
3,385,572		Freeport-McMoRan Copper & Gold, Inc (Class B)	112,062
1,227,466		Fresnillo plc	25,388
49,245		Frutarom Industries Ltd	664
26,155		Fuchs Petrolub AG.	2,014
46,672		Fuchs Petrolub AG. (Preference)	3,931
1,351,000	e	Fufeng Group Ltd	483
22,452		Fuji Seal International, Inc	570
18,700		Fujimi, Inc	277
36,200		Fujimori Kogyo Co Ltd	895
116,000	e	Furukawa-Sky Aluminum Corp	355
14,731,100	e	Fushan International Energy Group Ltd	6,590
153,629		FutureFuel Corp	1,867
10,974,800	*	G J Steel PCL	45
5,146,900	*	G Steel PCL	67
443,299	*,e	Gabriel Resources Ltd	1,056
311,242	*	Gammon Gold, Inc	1,961
148,413	*	Gem Diamonds Ltd	308
231,875	*,e	General Moly, Inc	512
65,600		Gerdau S.A.	452
1,019,302		Gerdau S.A. (Preference)	7,849

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

997,589	*,e	Gindalbie Metals Ltd	$220
14,156		Givaudan S.A.	17,403
195,416		Glatfelter	4,569
764,900	*	Gleichen Resources Ltd	1,310
6,375,141	e	Glencore International AG.	34,591
218,925		Globe Specialty Metals, Inc	3,047
293,517		Gloria Material Technology Corp	226
246,000	e	Godo Steel Ltd	445
78,783		Godrej Industries Ltd	427
824,010		Gold Fields Ltd	6,365
104,295	e	Gold Resource Corp	1,359
1,049,347		Goldcorp, Inc	35,307
116,149	*,e	Golden Minerals Co	276
1,016,335	*,e	Golden Star Resources Ltd	1,626
432,138	*,e	Golden Star Resources Ltd (Toronto)	693
8,356,418		Goldsun Development & Construction Co Ltd	3,355
2,630		Goltas Cimento	96
2,305,000		Grand Pacific Petrochemical	1,173
1,216,619		Grange Resources Ltd	275
2,261,666	*	Graphic Packaging Holding Co	16,940
605,755	*,m	Great Basin Gold Ltd	6
148,000		Great China Metal Industry	172
197,748	*,m	Great Southern Ltd	0	^
539,000		Greatview Aseptic Packaging Co	361
42,263		Greif, Inc (Class A)	2,266
21,372,543	*	G-Resources Group Ltd	1,118
534,557		Grupo Argos S.A.	6,372
157,152		Grupo Argos S.A.(Prf)	1,872
370,652		Grupo Empresarial Ence S.A.	1,052
8,014,849		Grupo Mexico S.A. de C.V. (Series B)	32,374
300,700	*,e	Grupo Simec SAB de C.V.	1,427
341,652	*,e	Gryphon Minerals Ltd	125
28,607	*	GSE Holding, Inc	236
26,092	*	Gubre Fabrikalari TAS	238
41,946		Gujarat Flourochemicals	232
118,398		Gujarat Mineral Development Corp Ltd	364
24,544		Gujarat Narmada Valley Fertilizers Co Ltd	34
488,901		Gujarat NRE Coke Ltd	151
177,545		Gujarat State Fertilisers & Chemicals Ltd	191
3,179,452	*,e,m	Gunns Ltd	265
1,584	*,m	Gunns Ltd (Forest)	35
433		Gurit Holding AG.	176
118,542	*	Guyana Goldfields, Inc	329
16,372		H&R WASAG AG.	207
185,926		H.B. Fuller Co	7,266
2,488	*	Hadera Paper Ltd	140
23,210	e	Han Kuk Carbon Co Ltd	175
7,020	e	Hanil Cement Manufacturing	361
12,080	e	Hansol Chemical Co Ltd	257
43,750	e	Hansol Paper Co	473
104,385	e	Hanwha Chemical Corp	1,859
61,777		Hanwha Corp	1,879

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

567,172		Harmony Gold Mining Co Ltd	$3,656
32,852		Hawkins, Inc	1,312
69,453	e	Haynes International, Inc	3,841
451,843	*	Headwaters, Inc	4,925
1,133,629	e	Hecla Mining Co	4,478
70,425		HeidelbergCement AG.	5,078
73,192	e	Hexpol AB (Series B)	4,208
165,914	*	Highland Gold Mining Ltd	217
161,729		Hill & Smith Holdings plc	1,096
2,016,475		Hindalco Industries Ltd	3,410
190,773		Hitachi Chemical Co Ltd	2,924
387,329	e	Hitachi Metals Ltd	3,711
365,030	*	Ho Tung Chemical Corp	168
244,785	e	Hochschild Mining plc	1,019
28,288		Hoganas AB (Class B)	1,401
524,929	e	Hokuetsu Paper Mills Ltd	2,517
1,386,557		Holcim Ltd	110,753
135,672	e	Holmen AB (B Shares)	4,037
50,469	e	Honam Petrochemical Corp	9,036
150,309	*	Horsehead Holding Corp	1,635
49,000		Hsin Kuang Steel Co Ltd	31
2,582,700	e	Huabao International Holdings Ltd	1,122
615,800	*	Hubei Sanonda Co Ltd	344
38,250		Huchems Fine Chemical Corp	834
480,717		HudBay Minerals, Inc	4,623
209,718		Huhtamaki Oyj	4,126
41,870	*	Hulamin Ltd	24
1,648,000	*,e	Hunan Non-Ferrous Metal Ltd	498
943,606		Huntsman Corp	17,542
30,933	e	Hyosung Corp	1,533
43,289	e	Hyundai Hysco	1,337
87,171		Hyundai Steel Co	6,396
1,193,210	e	IAMGOLD Corp	8,610
1,387,611	e	Iluka Resources Ltd	13,638
270,383		Imdex Ltd	347
132,984		Imerys S.A.	8,665
666,793	e	Impala Platinum Holdings Ltd	9,843
92,200	*	Imperial Metals Corp	1,357
418,990	*	Impexmetal S.A.	358
4,495,631		Incitec Pivot Ltd	14,531
263,904		Independence Group NL	1,099
244,893		India Cements Ltd	377
1,370,592	*	Indophil Resources NL	457
198,200		Indorama Ventures PCL (ADR)	155
1,618,178		Indorama Ventures PCL (Foreign)	1,260
16,000	*,e	Industrias CH SAB de C.V.	139
210,900	e	Industrias Penoles S.A. de C.V.	10,013
60,602		Inmet Mining Corp	4,036
265,620		Inner Mongolia Eerduosi Resourses Co Ltd	263
94,395		Innophos Holdings, Inc	5,150
108,255		Innospec, Inc	4,794
113,452		International Flavors & Fragrances, Inc	8,698

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,325,654		International Paper Co	$108,329
181,805	*,e	International Tower Hill Mines Ltd	277
536,118	*,e	Intrepid Mines Ltd	140
71,395		Intrepid Potash, Inc	1,339
1,354,000	*	IRC Ltd	156
481,000	*	Ishihara Sangyo Kaisha Ltd	417
1,404,147	*	Ispat Industries Ltd	227
293,810		Israel Chemicals Ltd	3,807
1,164		Israel Corp Ltd	885
5,220	e	ISU Chemical Co Ltd	87
240,654		Italcementi S.p.A.	1,404
273,373		Italcementi S.p.A. RNC	808
8,046	*	Italmobiliare S.p.A.	150
21,515	*	Italmobiliare S.p.A. RSP	269
223,213	*,e	Ivanhoe Australia Ltd	62
538,616	*	Ivanhoe Mines Ltd	3,430
42,897	*	Izmir Demir Celik Sanayi AS	73
1,170,030		James Hardie Industries NV	12,274
197,797		Jastrzebska Spolka Weglowa S.A.	5,675
607,845	e	JFE Holdings, Inc	11,765
3,336,800		Jiangxi Copper Co Ltd	7,400
99,092		Jindal Saw Ltd	150
446,298		Jindal Steel & Power Ltd	2,865
330,000	*	Jinshan Gold Mines, Inc	1,247
23,618		Johnson Matthey plc	829
28,700	e	JSP Corp	427
400,527		JSR Corp	8,210
112,222		JSW Steel Ltd	1,391
503,989	*	Jupiter Mines Ltd	47
17,831		K&S AG.	831
2,571,394	*,b,e,m	Kagara Zinc Ltd	27
80,933		Kaiser Aluminum Corp	5,232
329,811		Kaneka Corp	1,908
311,837		Kansai Paint Co Ltd	3,463
216,815		Kapstone Paper and Packaging Corp	6,027
1,586,240		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	1,422
384		Kartonsan Karton Sanayi	60
403,162		Kazakhmys plc	2,412
121,769	e	Kemira Oyj	1,693
13,651		Kemrock Industries & Exports Ltd	11
520,143		KGHM Polska Miedz S.A.	25,209
734,400		Kian Joo Can Factory BHD	563
501,854	e	Kingsgate Consolidated Ltd	2,042
403,523		Kingsrose Mining Ltd	272
1,090,628		Kinross Gold Corp	8,632
1,038,500		Kinsteel BHD	101
89,638	*,e	Kirkland Lake Gold, Inc	475
13,620		KISCO Corp	339
12,588	e	KISWIRE Ltd	357
858,265		Klabin S.A.	5,925
340,087		KME Group S.p.A.	131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,863	e	KMG Chemicals, Inc	$658
54,000		Koatsu Gas Kogyo Co Ltd	305
1,972,998	*,e	Kobe Steel Ltd	2,323
8,750	e	Kolon Corp	182
46,334	e	Kolon Industries, Inc	2,252
437		Konya Cimento Sanayii	83
106,976		Koppers Holdings, Inc	4,705
18,796		Korea Kumho Petrochemical	1,806
4,409	e	Korea Petrochemical Ind Co Ltd	182
14,819		Korea Zinc Co Ltd	4,747
1,209,115		Koza Altin Isletmeleri AS	28,279
218,575	*	Koza Anadolu Metal Madencilik Isletmeleri AS	627
3,822		KPX Chemical Co Ltd	181
131,230	*	Kraton Polymers LLC	3,071
44,262	e	Kronos Worldwide, Inc	693
57,000	e	Krosaki Harima Corp	136
11,691	e	Kukdo Chemical Co Ltd	511
108,002	e	Kumba Iron Ore Ltd	5,786
140,000	e	Kumiai Chemical Industry Co Ltd	844
404,539		Kuraray Co Ltd	5,705
182,000	e	Kureha CORP	648
244,000		Kurimoto Ltd	803
16,900	e	Kyoei Steel Ltd	303
481,120		Lafarge Malayan Cement BHD	1,535
503,394		Lafarge S.A.	33,515
495,100	*	Lake Shore Gold Corp	297
134,806	*,e	Landec Corp	1,951
768,253		Lanxess AG.	54,613
2,786,800		Lee & Man Paper Manufacturing Ltd	2,191
551,193		LEE Chang Yung Chem IND Corp	619
12,594		Lenzing AG.	1,055
1,426,000	*	Lepanto Consolidated Mining	40
67,943		LG Chem Ltd	16,300
13,005		LG Chem Ltd (Preference)	1,048
14,776		Linde AG.	2,752
110,000		Lingbao Gold Co Ltd	42
64,300		Lintec Corp	1,229
784,100		Lion Industries Corp BHD	228
761,000	*,e	LionGold Corp Ltd	709
28,854		Lock & Lock Co Ltd	744
158,045	*,e	London Mining plc	282
741,000		Long Chen Paper Co Ltd	221
547,571	e	Lonmin plc	2,432
587,353	*	Louisiana-Pacific Corp	12,687
126,931	*	LSB Industries, Inc	4,415
76,000		Luks Group Vietnam Holdings Ltd	22
2,944,000	e	Lumena Resources Corp	636
708,181	*	Lundin Mining Corp	3,095
2,617,766	*,e	Lynas Corp Ltd	1,541
2,834,977		LyondellBasell Industries AF S.C.A	179,426
14,285		Madras Cements Ltd	67
61,469	*,e	MAG. Silver Corp	583

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

220,000		Magnesita Refratarios S.A.	$784
4,905		Maharashtra Seamless Ltd	20
245,521		Major Drilling Group International	2,187
3,087		Managem	542
135,077		Mardin Cimento Sanayii	400
63,335	e	Martin Marietta Materials, Inc	6,461
12,575		Maruichi Steel Tube Ltd	293
4,342,227		Masisa S.A.	437
18,092		Mayr-Melnhof Karton AG.	1,981
867,855	*,e	McEwen Mining, Inc	2,482
705,461		MeadWestvaco Corp	25,608
121,624	e	Mechel Steel Group OAO (ADR)	615
191,255	e	Medusa Mining Ltd	860
2,964,930	*	Merafe Resources Ltd	235
111,713		Metals USA Holdings Corp	2,307
549,742	*	Metals X Ltd	86
319,200		Metalurgica Gerdau S.A.	3,080
136,200	e	Methanex Corp	5,549
1,592,490	e	Mexichem SAB de C.V.	8,542
43,900	*	Midas Gold Corp	57
959,000	e	Midas Holdings Ltd	420
375,172	*,e	Midway Gold Corp	458
494,942	e	Mincor Resources NL	377
916,438	*,e	Minera Frisco SAB de C.V.	3,974
87,261	*,e	Mineral Deposits Ltd	345
142,700		Minerals Technologies, Inc	5,923
3,184,400	*,e	Minmetals Resources Ltd	1,174
15,698		Miquel y Costas & Miquel S.A.	470
612,404	*,e	Mirabela Nickel Ltd	180
1,848,113	e	Mitsubishi Chemical Holdings Corp	8,809
567,143		Mitsubishi Gas Chemical Co, Inc	3,756
1,240,172		Mitsubishi Materials Corp	3,511
400,000		Mitsubishi Paper Mills Ltd	397
173,000		Mitsubishi Steel Manufacturing Co Ltd	371
915,212	e	Mitsui Chemicals, Inc	1,997
708,000		Mitsui Mining & Smelting Co Ltd	1,645
564,000		Mitsui Mining Co Ltd	754
106,898	*	Mittal Steel South Africa Ltd	331
801,648		MMC Norilsk Nickel (ADR)	13,564
546,834	*	MMX Mineracao e Metalicos S.A.	598
20,185	e	MNTech Co Ltd	198
188,302	*,e	Molycorp, Inc	979
248,047		Mondi Ltd	3,356
806,501		Mondi plc	10,983
2,148		Monnet Ispat & Energy Ltd	8
3,633,209		Monsanto Co	383,776
53,400		Moorim P&P Co Ltd	234
1,501,605		Mosaic Co	89,511
2,300,967		Mount Gibson Iron Ltd	1,255
267,267		Mpact Ltd	680
262,570	e	M-real Oyj (B Shares)	775
134,319		Myers Industries, Inc	1,875

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

110,914	*	Mytilineos Holdings S.A.	$585
531,194	*,m	Nagarjuna Fertilizers & Chemicals	77
33,830	e	Namhae Chemical Corp	223
1,068,163		Nampak Ltd	3,728
7,080,757		Nan Ya Plastics Corp	12,515
702,303		Nantex Industry Co Ltd	454
84,509		Neenah Paper, Inc	2,600
37,100		Neturen Co Ltd	275
478,941		Nevsun Resources Ltd	1,848
588,874	*	New Gold, Inc	5,356
30,300	e	New Japan Chemical Co Ltd	85
112,930	e	New World Resources plc (A Shares)	378
891,399		Newcrest Mining Ltd	18,661
90,503	e	NewMarket Corp	23,563
1,033,370		Newmont Mining Corp	43,288
208,500	*	NGEx Resources, Inc	620
1,185,000		Nickel Asia Corp	697
61,000		Nihon Nohyaku Co Ltd	415
54,874		Nihon Parkerizing Co Ltd	960
178,000		Nihon Yamamura Glass Co Ltd	347
2,538,900	e	Nine Dragons Paper Holdings Ltd	2,398
115,000		Nippon Denko Co Ltd	382
199,800		Nippon Kayaku Co Ltd	2,444
679,000	e	Nippon Light Metal Holdings Co Ltd	777
402,523		Nippon Paint Co Ltd	4,035
119,253	e	Nippon Paper Group, Inc	1,819
159,000		Nippon Shokubai Co Ltd	1,403
355,000		Nippon Soda Co Ltd	1,677
4,980,071		Nippon Steel Corp	12,685
55,810		Nippon Synthetic Chemical Industry Co Ltd	476
199,000		Nippon Valqua Industries Ltd	516
290,100		Nissan Chemical Industries Ltd	3,497
147,900		Nisshin Steel Holdings Co Ltd	1,173
132,000		Nittetsu Mining Co Ltd	676
287,552		Nitto Denko Corp	17,314
366,921		NOF Corp	1,815
137,853		Noranda Aluminium Holding Corp	619
103,384	*	Norbord, Inc	3,519
95,802		Norddeutsche Affinerie AG.	6,097
123,014		Norsk Hydro ASA	536
155,822	*,e	North American Palladium Ltd	222
13,010,000	*	North Mining Shares Co Ltd	687
269,910		Northam Platinum Ltd	1,161
144,463	*,e	Northern Dynasty Minerals	459
205,853	*,e	Northern Iron Ltd	87
337,432		Northern Star Resources Ltd	366
617,430	*	Northland Resources S.A.	100
355,349	*	Novagold Resources, Inc	1,305
70,405	e	Novolipetsk Steel (GDR)	1,113
19,416		Novozymes AS	659
1,122,886		Nucor Corp	51,821
2,131,314		Nufarm Ltd	8,781

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

317,927	e	Nuplex Industries Ltd	$885
345,929		Nyrstar	1,612
86,450	*,m	Nyrstar (Strip VVPR)	0	^
124,000	*	Ocean Plastics Co Ltd	138
323,500	*	OceanaGold Corp	920
1,445,752	e	OJI Paper Co Ltd	5,436
164,000		Okamoto Industries, Inc	561
341,786	e	Olin Corp	8,620
32,696	e	Olympic Steel, Inc	781
159,851	*	OM Group, Inc	3,753
350,588	*,e	OM Holdings Ltd	120
99,314		Omnia Holdings Ltd	1,706
155,273	*	Omnova Solutions, Inc	1,191
4,571,052		OneSteel Ltd	4,181
206,700	*,e	Orbite Aluminae Inc	315
452,354		Orica Ltd	11,563
11,200	*,m	Orient Cement Ltd	12
30,600		Oriental Union Chemical Corp	32
9,710		Orissa Minerals Development Co Ltd	426
15,300	e	Osaka Steel Co Ltd	264
683,893	*	Osisko Mining Corp	4,060
1,303,126	*,e	Outokumpu Oyj	993
230,000		Overseas Chinese Town Asia Holdings Ltd	114
1,480,404	*,e	Owens-Illinois, Inc	39,453
51,405		Oxiana Ltd	287
188,507	e	Pacific Metals Co Ltd	975
25,900		Pack Corp	514
444,812		Packaging Corp of America	19,959
49,371		Palabora Mining Co Ltd	564
1,434,699	e	Pan African Resources plc	343
200,066		Pan American Silver Corp	3,289
591,626		Pan Australian Resources Ltd	1,540
99,013		Papeles y Cartones de Europa S.A.	342
128,081	*,e	Papillon Resources Ltd	173
484,357	*,e	Paramount Gold and Silver Corp	1,080
242,400	*	Paranapanema S.A.	666
330,812		Park Elektrik Madencilik Sanayi Ve Ticaret AS	1,291
657,763	*,e	Patagonia Gold plc	165
373,349	*	Perilya Ltd	98
577,688	*,e	Perseus Mining Ltd	1,082
200,669		Peter Hambro Mining plc	682
506,462	*	Petra Diamonds Ltd	980
3,776,600		Petronas Chemicals Group BHD	7,872
264,041	*,m	Pike River Coal Ltd	0	^
955,626		PolyOne Corp	23,327
7,560		Poongsan	158
29,410		Poongsan Corp	725
504,058		Portucel Empresa Produtora de Pasta e Papel S.A.	1,734
106,852		POSCO	31,444
48,800		POSCO M-Tech Co Ltd	459
8,231		POSCO Refractories & Environment Co Ltd	915
854,406		Potash Corp of Saskatchewan Toronto	33,559

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

579,290		PPC Ltd	$2,019
916,403		PPG Industries, Inc	122,743
845,976		Praxair, Inc	94,360
184,200	*	Premier Gold Mines Ltd	544
349,300		Press Metal BHD	201
98,800	*	Pretium Resources, Inc	784
201,886	*,e	Primero Mining Corp	1,347
34,154		Prism Cement Ltd	26
5,126,000		PT Aneka Tambang Tbk	725
22,947,000	*	PT Darma Henwa Tbk	118
3,563,500		PT Holcim Indonesia Tbk	1,323
2,988,800		PT Indocement Tunggal Prakarsa Tbk	7,186
7,981,500		PT International Nickel Indonesia Tbk	1,960
8,368,500		PT Krakatau Steel Tbk	570
3,255,500	*	PT Polychem Indonesia Tbk	123
4,998,900		PT Semen Gresik Persero Tbk	9,131
4,181,000		PT Timah Tbk	617
4,838,987		PTT Global Chemical PCL	11,526
45,861		Quaker Chemical Corp	2,707
424,638	*,e	Qualipak International Holdings Ltd	35
93,891		Rain Commodities Ltd	82
113,700	*,e	Rainy River Resources Ltd	292
17,540		Rallis India Ltd	37
10,553		Randgold Resources Ltd	910
98,361	e	Rautaruukki Oyj	626
37,284		Recticel S.A.	295
357,523	*	Regis Resources Ltd	1,551
478,565		Reliance Steel & Aluminum Co	34,059
593,767	e	Rengo Co Ltd	3,040
279,773	*,e	Resolute Forest Products	4,527
2,606,475		Resolute Mining Ltd	3,615
97,792	*,e	Revett Minerals, Inc	223
161,353	*	Rex Minerals Ltd	79
263,055		Rexam plc	2,112
68,599		RHI AG.	2,226
81,738	*	Rio Alto Mining Ltd	380
602,699	e	Rio Tinto Ltd	36,151
2,276,302		Rio Tinto plc	107,215
178,099	e	Rio Tinto plc (ADR)	8,385
285,781		Rock-Tenn Co (Class A)	26,518
165,686		Rockwood Holdings, Inc	10,842
830,200	*	Romarco Minerals, Inc	670
59,000		Rotam Global Agrosciences Ltd	145
81,850	*	Royal Bafokeng Platinum Ltd	481
161,788		Royal Gold, Inc	11,492
197,781		RPC Group plc	1,195
172,032		RPM International, Inc	5,433
114,789	*,e	RTI International Metals, Inc	3,638
380,300	*,e	Rubicon Minerals Corp	925
22,013		Sa des Ciments Vicat	1,373
329,800	*	Sabina Gold & Silver Corp	614
7,659,040	*	Sahaviriya Steel Industries PCL	152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

245,000		Sakai Chemical Industry Co Ltd	$780
269,929		Sally Malay Mining Ltd	105
2,683		Salzgitter AG.	108
2,833		Sam Kwang Glass Ind Co Ltd	171
25,546	e	Samsung Fine Chemicals Co Ltd	1,276
142,758		San Fang Chemical Industry Co Ltd	122
777,800	*	San Gold Corp	222
116,520	*	Sandfire Resources NL	734
188,000		Sanyo Chemical Industries Ltd	1,033
139,000	*,e	Sanyo Special Steel Co Ltd	496
639,330	*	Sappi Ltd	1,997
495,267	*	Saracen Mineral Holdings Ltd	147
916,500		Sateri Holdings Ltd	195
915,300		Satipel Industrial S.A.	7,383
282,355	e	Schmolz + Bickenbach AG.	696
91,983		Schnitzer Steel Industries, Inc (Class A)	2,452
156,064		Schweitzer-Mauduit International, Inc	6,044
104,220	e	Scotts Miracle-Gro Co (Class A)	4,506
57,095	*,e	Seabridge Gold, Inc	790
35,606		Seah Besteel Corp	1,060
2,498		SeAH Holdings Corp	206
11,468	e	SeAH Steel Corp	1,029
5,747,430		Sealed Air Corp	138,571
1,037,000		Sekisui Plastics Co Ltd	2,760
782,220		SEMAFO, Inc	1,956
126,421		Semapa-Sociedade de Investimento e Gestao	1,142
183,398		Sensient Technologies Corp	7,169
21,207	*	Sequana S.A.	170
506,941		Sesa Goa Ltd	1,456
17,000		Sesoda Corp	18
303,562		Severstal (GDR)	2,701
303,000		Shandong Chenming Paper Holdings Ltd	110
303,100		Shandong Chenming Paper Holdings Ltd (Class B)	130
155,400	*	Shanghai Chlor-Alkali Chemical Co Ltd	81
246,300		Shanghai Yaohua Pilkington Glass Co Ltd	121
201,000		Sheng Yu Steel Co Ltd	121
587,746	e	Sherritt International Corp	2,916
531,969		Sherwin-Williams Co	89,844
218,000	*	Shihlin Paper Corp	343
11,529	*	Shine Co Ltd	109
567,227		Shin-Etsu Chemical Co Ltd	37,620
119,600		Shin-Etsu Polymer Co Ltd	468
1,855,032		Shinkong Synthetic Fibers Corp	584
259,000		Shiny Chemical Industrial Co Ltd	390
3,738,000	e	Shougang Concord International Enterprises Co Ltd	208
1,046,660	e	Showa Denko KK	1,577
6,800		Siam Cement PCL	112
142,500		Siam Cement PCL (ADR)	2,341
487,800		Siam Cement PCL (Foreign)	8,084
1,104,010	*,e	Sibanye Gold Ltd	1,608
169,892		Sigma-Aldrich Corp	13,197
1,131,000	m	Sijia Group Co	100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

598		Sika AG.	$1,455
147,351		Silgan Holdings, Inc	6,962
368,662	*,e	Silver Lake Resources Ltd	812
96,542	*	Silver Standard Resources, Inc	1,019
755,727	e	Silver Wheaton Corp	23,657
395,889	e	Silvercorp Metals, Inc	1,574
172,270	e	Sims Group Ltd	1,811
6,742,000	e	Sinochem Hong Kong Holding Ltd	1,718
1,116,000		Sinon Corp	546
7,483,400		Sinopec Shanghai Petrochemical Co Ltd	3,298
1,366,171	*,e	Sirius Minerals plc	416
19,092		SK Chemicals Co Ltd	966
24,767	e	SKC Co Ltd	717
523,080		Smurfit Kappa Group plc	8,672
80,000	*,e	Smurfit Kappa Group plc (Euro Comp)	1,314
127,396		Sociedad Quimica y Minera de Chile S.A. (ADR)	7,064
136,906		Sociedad Quimica y Minera de Chile S.A. (Class B)	7,597
2,826		Societe Internationale de Plantations d’Heveas S.A.	235
31,472	e	SODIFF Advanced Materials Co Ltd	1,035
522,478		Solar Applied Materials Technology Co	620
8,350		Solvay S.A.	1,133
15,770	e	Songwon Industrial Co Ltd	173
196,739	e	Sonoco Products Co	6,884
259,351		South Valley Cement	144
385,000		Southeast Cement Co Ltd	178
1,818,990	e	Southern Copper Corp (NY)	68,339
188,137		Ssab Svenskt Stal AB (Series A)	1,439
97,178	e	Ssab Svenskt Stal AB (Series B)	640
44,540	*	Ssangyong Cement Industrial Co Ltd	311
659,381	*,e	St Barbara Ltd	827
434,267		Steel Dynamics, Inc	6,892
13,000		Stella Chemifa Corp	249
59,086		Stepan Co	3,728
2,619,650		Sterlite Industries India Ltd	4,534
475,947	*,e	Stillwater Mining Co	6,154
5,034		STO AG.	774
1,397,462	e	Stora Enso Oyj (R Shares)	9,047
87,300		STP & I PCL	275
782,221	e	Sumitomo Bakelite Co Ltd	3,295
1,084,948		Sumitomo Chemical Co Ltd	3,416
979,000		Sumitomo Light Metal Industries Ltd	1,003
1,713,309		Sumitomo Metal Mining Co Ltd	24,356
980,193		Sumitomo Osaka Cement Co Ltd	2,873
119,000		Sumitomo Seika Chemicals Co Ltd	473
20,612	e	Sumitomo Titanium Corp	420
313,199	*	SunCoke Energy, Inc	5,115
3,011,979	*,e,m	Sundance Resources Ltd	659
13,211		Supreme Industries Ltd	76
165,829		Symrise AG.	6,580
165,363		Syngenta AG.	69,197
1,331,987		Synthos S.A.	2,582

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,438,200		TA Chen Stainless Pipe	$680
1,235		Taekwang Industrial Co Ltd	1,154
194,052	*,e	Tahoe Resources, Inc	3,413
115,000	*	Tahoe Resources, Inc (Toronto)	2,023
2,323,264		Taiheiyo Cement Corp	5,580
8,496,988		Taiwan Cement Corp	10,487
1,059,600		Taiwan Fertilizer Co Ltd	2,538
309,345		Taiwan Hon Chuan Enterprise Co Ltd	801
155,000		Taiwan Prosperity Chemical Corp	178
175,960		Taiwan Pulp & Paper Corp	54
1,068,980	*	Taiwan Styrene Monomer	313
19,700		Taiyo Ink Manufacturing Co Ltd	571
168,560	e	Taiyo Nippon Sanso Corp	1,174
130,000		Takasago International Corp	723
126,000		Takiron Co Ltd	476
565,365	*,e	Talvivaara Mining Co plc	165
152,000	*	Tang Eng Iron Works Co Ltd	155
149,029	*,e	Tanzanian Royalty Exploration Corp	582
298,278	*	Taseko Mines Ltd	831
361,257		Tata Steel Ltd	2,085
2,370,800	*	Tata Steel Thailand PCL	83
13,231	e	Technosemichem Co Ltd	521
598,926	e	Teck Cominco Ltd	16,862
6,009,412	e	Teijin Ltd	13,943
68,163		Ten Cate NV	1,601
36,800		Tenma Corp	441
20,000		Ternium S.A. (ADR)	407
54,544		Tessenderlo Chemie NV	1,452
84,779	*,e	Texas Industries, Inc	5,350
214,881	*,e	Thompson Creek Metals Co, Inc (Toronto)	649
211,000		Thye Ming Industrial Co Ltd	225
31,131		ThyssenKrupp AG.	635
3,868,000		Tiangong International Co Ltd	1,129
1,865,808	*	Tiger Resources Ltd	636
71,302		Tikkurila Oy	1,502
269,036	*	Timmins Gold Corp	779
78,069	*	Titan Cement Co S.A.	1,301
254,000		Toagosei Co Ltd	1,113
40,000	e	Toda Kogyo Corp	138
34,900	e	Toho Titanium Co Ltd	287
169,000		Toho Zinc Co Ltd	688
555,000		Tokai Carbon Co Ltd	1,917
754,000	e	Tokuyama Corp	2,124
118,400		Tokyo Ohka Kogyo Co Ltd	2,525
174,796	e	Tokyo Rope Manufacturing Co Ltd	215
184,000	e	Tokyo Steel Manufacturing Co Ltd	781
1,317,750		Ton Yi Industrial Corp	811
18,613	*	Tong Yang Major Corp	20
246,000		Topy Industries Ltd	574
544,534		Toray Industries, Inc	3,699
1,465,000		Tosoh Corp	4,197
252,000		Toyo Ink Manufacturing Co Ltd	1,202

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

126,000		Toyo Kohan Co Ltd	$403
130,344		Toyo Seikan Kaisha Ltd	1,803
1,332,676	e	Toyobo Co Ltd	2,272
1,555,500		TPI Polene PCL	831
98,080	e	Tredegar Corp	2,887
249,351		Troy Resources NL	565
878,335		TSRC Corp	1,708
122,685	*	Tubacex S.A.	330
127,313	e	Tubos Reunidos S.A.	280
1,033,076		Tung Ho Steel Enterprise Corp	988
1,872,359		UBE Industries Ltd	3,699
206,764		Uflex Ltd	277
20,305	*,e	UFP Technologies, Inc	400
100,055		Ultra Tech Cement Ltd	3,446
9,408		Umicore	443
34,600		Uniao de Industrias Petroquimicas S.A.	10
9,791	e	Unid Co Ltd	368
443,970		United Phosphorus Ltd	962
8,325	*	United States Lime & Minerals, Inc	443
180,338	e	United States Steel Corp	3,517
619,000		Universal Cement Corp	370
24,538	*,e	Universal Stainless & Alloy	892
896,625		UPC Technology Corp	475
795,181	e	UPM-Kymmene Oyj	8,894
394,333		Uralkali (GDR)	14,583
198,209	*,e	US Antimony Corp	343
52,134	e	US Silica Holdings Inc	1,229
48,850		Usha Martin Ltd	20
2,063,987		USI Corp	1,482
438,462		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	2,348
2,426,394		Vale S.A.	41,906
3,221,476		Vale S.A. (Preference)	52,991
337,996		Valspar Corp	21,040
351,842		Vedanta Resources plc	5,398
472		Vetropack Holding AG.	946
205,183		Victrex plc	5,191
812,300		Vinythai PCL	502
124,807	*	Viohalco S.A.	529
245,585	*,e	Vista Gold Corp	530
40,675		Voestalpine AG.	1,252
1,128,833		Volcan Cia Minera S.A.	963
276,942		Vulcan Materials Co	14,318
229,722	e	Wacker Chemie AG.	16,469
1,994,110	e	Walter Energy, Inc	56,832
159,941		Wausau Paper Corp	1,724
107,123		Welspun-Gujarat Stahl Ltd	99
17,052	*	West African Minerals Corp	13
2,818,000	e	West China Cement Ltd	467
107,462		West Fraser Timber Co Ltd	9,521
144,782	e	Western Areas NL	518
52,907	*	Western Desert Resources Ltd	43
187,565	e	Westlake Chemical Corp	17,537

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,210	*,e	WHX Corp	$342
1,975,000	e	Winsway Coking Coal Holding Ltd	230
330,166		Worthington Industries, Inc	10,229
795,938	*	WR Grace & Co	61,693
262,500		WTK Holdings BHD	76
1,118,000	e	Xinjiang Xinxin Mining Industry Co Ltd	233
670,000		Xiwang Special Steel Co Ltd	98
1,296,350		Xstrata plc	21,104
1,107,442	e	Yamana Gold, Inc	17,061
5,311	e	Yamato Kogyo Co Ltd	146
512,162		Yara International ASA	23,380
570,000		Yeun Chyang Industrial Co Ltd	319
2,045,670		Yieh Phui Enterprise	594
1,936,100	e	Yingde Gases	2,162
322,000		Yip’s Chemical Holdings Ltd	345
327,000		Yodogawa Steel Works Ltd	1,232
42,970		Youlchon Chemical Co Ltd	406
852,000		Youyuan International Holdings Ltd	269
4,045,285		Yuen Foong Yu Paper Manufacturing Co Ltd	2,022
74,650	*	Yukon-Nevada Gold Corp	121
635,116		Yule Catto & Co plc	2,078
59,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	142
9,931		Zaklady Azotowe Pulawy S.A.	402
355,512		Zeon Corp	3,721
118,818	e	Zep, Inc	1,783
1,797,777		Zhaojin Mining Industry Co Ltd	2,427
71,454		Zignago Vetro S.p.A.	442
8,275,700	e	Zijin Mining Group Co Ltd	2,743
94,330	*,e	Zoltek Cos, Inc	1,127

		TOTAL MATERIALS	6,736,831

MEDIA - 3.3%
89,560		Agora S.A.	209
258,860		Aimia, Inc	3,924
141,365	*	AMC Networks, Inc	8,931
103,936		Antena 3 de Television S.A.	567
575,901		APN News & Media Ltd	220
106,264		Arbitron, Inc	4,981
170,172	*	Arnoldo Mondadori Editore S.p.A.	204
5,931	*,e	Artprice.com	178
32,400		Asatsu-DK, Inc	907
91,000		Astral Media, Inc	4,393
37,959		Avex Group Holdings, Inc	1,027
35,765		Axel Springer AG.	1,554
9,630	e	Beasley Broadcasting Group, Inc	57
2,559,700		BEC World PCL (Foreign)	5,610
337,420		Belo (A.H.) Corp (Class A)	3,317
16,597,100		Benpres Holdings Corp	2,931
162,639		Borussia Dortmund GmbH & Co KGaA	682
6,534,311		British Sky Broadcasting plc	87,827
469,234	e	Cablevision Systems Corp (Class A)	7,020
59,456		Cairo Communication S.p.A.	217

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

120,997		Canal Plus	$841
81,433	*	Carmike Cinemas, Inc	1,476
3,187,501		CBS Corp (Class B)	148,824
71,000	*,e	Central European Media Enterprises Ltd (Class A)	293
176,298	*,e	Nasdaq	744
395,352	*,e	Charter Communications, Inc	41,188
59,790		Cheil Communications, Inc	1,296
78,978		Chime Communications plc	314
287,246		Cinemark Holdings, Inc	8,457
157,996	e	Cineplex Galaxy Income Fund	5,363
267,838		Cineworld Group plc	1,135
436,000		City Telecom (HK) Ltd	142
14,500		CJ CGV Co Ltd	656
25,844	*	CJ E&M Corp	824
89,023	e	Clear Channel Outdoor Holdings, Inc (Class A)	667
19,382		Cogeco Cable, Inc	870
16,389,234		Comcast Corp (Class A)	688,512
6,400	*,e	COOKPAD, Inc	321
105,678	*,e	Corus Entertainment, Inc	2,721
133,813	*,e	Crown Media Holdings, Inc (Class A)	274
46,545		CTS Eventim AG.	1,579
232,675	*,e	Cumulus Media, Inc (Class A)	784
957	e	CyberAgent, Inc	1,759
315,898	*	Cyfrowy Polsat S.A.	1,649
33,110		Daekyo Co Ltd	201
68,100		Daiichikosho Co Ltd	1,850
3,674	*,e	Daily Journal Corp	408
696,342	e	Daily Mail & General Trust	7,519
4,173,128	*	DEN Networks Ltd	14,614
160,942	e	Dentsu, Inc	4,807
109,708	*,e	Digital Generation, Inc	705
3,185,796	*	DIRECTV	180,348
1,002,484	*,e	Discovery Communications, Inc (Class A)	78,936
186,948	*	Discovery Communications, Inc (Class C)	13,000
1,761,814		DISH Network Corp (Class A)	66,773
772,072	*	Dogan Yayin Holding	346
126,087	*,e	DreamWorks Animation SKG, Inc (Class A)	2,391
87,694	*,e	Entercom Communications Corp (Class A)	652
194,181	e	Entravision Communications Corp (Class A)	619
724,581		Eros International Media Ltd	2,308
65,712		Euromoney Institutional Investor plc	966
270,133		Eutelsat Communications	9,530
142,278	*	EW Scripps Co (Class A)	1,712
1,157		Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	26
34,598	e	Fisher Communications, Inc	1,358
3,990		Fuji Television Network, Inc	6,937
77,000	e	Gakken Co Ltd	225
715	*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	16
1,401,924	e	Gannett Co, Inc	30,660
200,925	e	Gestevision Telecinco S.A.	1,450
25,135		GFK AG.	1,268

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

64,485	*,e	Global Sources Ltd	$487
4,324,727		Grupo Televisa S.A.	22,952
323,250	e	Gruppo Editoriale L’Espresso S.p.A.	296
70,326	e	Hakuhodo DY Holdings, Inc	5,412
250,792		Harte-Hanks, Inc	1,954
8,909	*	Hathway Cables and Datacom Pvt Ltd	44
593,980		Havas S.A.	3,763
242,999	*	Hurriyet Gazetecilik AS	122
32,450		Hyundai Hy Communications & Network Co	175
7,857,982	*	IBN18 Broadcast Ltd	4,082
920,264		Informa plc	7,380
4,372,511		Interpublic Group of Cos, Inc	56,974
45,949		IPSOS	1,609
8,403,508		ITV plc	16,569
12,757		Jagran Prakashan Ltd	22
823,097		JC Decaux S.A.	22,580
2,747,283	e	John Fairfax Holdings Ltd	1,808
93,305		John Wiley & Sons, Inc (Class A)	3,635
216,019	*,e	Journal Communications, Inc (Class A)	1,452
2,516		Jupiter Telecommunications Co	3,295
97,559	*	Juventus Football Club S.p.A.	27
358,824		Kabel Deutschland Holding AG.	33,128
18,981	e	Kadokawa Holdings, Inc	508
9,845		Kinepolis	1,236
27,180		KT Skylife Co Ltd	810
9,894		Lagardere S.C.A.	365
115,117	*	Lamar Advertising Co (Class A)	5,596
994,502	*,e	Liberty Global, Inc (Class A)	72,996
370,628	*	Liberty Media Corp	41,373
108,005	*	Lin TV Corp (Class A)	1,187
308,851	*,e	Lions Gate Entertainment Corp	7,341
620,999	*	Live Nation, Inc	7,682
145,516		M6-Metropole Television	2,264
183,783	*	Madison Square Garden, Inc	10,586
283,300		Major Cineplex Group PCL	199
107,177	e	Martha Stewart Living Omnimedia, Inc (Class A)	283
193,419	*,e	McClatchy Co (Class A)	561
702,836	e	McGraw-Hill Cos, Inc	36,604
454,600		MCOT PCL	738
98,588	e	MDC Partners, Inc	1,594
1,202,800		Media Chinese International Ltd	454
77	*,e	Media General, Inc (Class A)	0	^
1,766,100		Media Prima BHD	1,392
902,414		Mediaset S.p.A.	1,850
139,547	e	Meredith Corp	5,339
95,920		Modern Times Group AB (B Shares)	3,820
68,597	e	Morningstar, Inc	4,796
633,259		Naspers Ltd (N Shares)	39,456
252,843		National CineMedia, Inc	3,990
161,717		Navneet Publications India	172
590,680	*	New York Times Co (Class A)	5,789
4,505,479		News Corp (Class A)	137,507

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

119,915		Nexstar Broadcasting Group, Inc (Class A)	$2,158
773,887	e	Omnicom Group, Inc	45,582
830,000		Oriental Press Group	98
69,460		Outdoor Channel Holdings, Inc	620
682,384	*,e	PagesJaunes Groupe S.A.	1,471
261,490	*,e	Pandora Media, Inc	3,703
498,880		Pearson plc	8,976
3,070,000	e	Phoenix Satellite Television Holdings Ltd	1,131
1,076,000		Pico Far East Holdings Ltd	387
554,627	*	Premiere AG.	3,063
365,953	*,e	Promotora de Informaciones S.A.	106
493,596		ProSiebenSat.1 Media AG.	17,668
11,600	e	Proto Corp	176
33,655,000		PT Bhakti Investama Tbk	1,737
2,385,600		PT Global MediaCom Tbk	572
217,500		PT Media Nusantara Citra Tbk	63
63,447,361	*	PT MNC Sky Vision Tbk	14,364
413,217	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,745
4,920,000		PT Surya Citra Media Tbk	1,408
291,921		Publicis Groupe S.A.	19,593
92,136		Quebecor, Inc	3,905
213,601	*,e	RCS MediaGroup S.p.A.	260
125,683		REA Group Ltd	3,633
35,717	*,e	ReachLocal, Inc	534
60,186	*	Reading International, Inc	337
2,320,345		Reed Elsevier NV	39,779
6,821,911		Reed Elsevier plc	81,164
552,058	e	Regal Entertainment Group (Class A)	9,203
37,716	*	Rentrak Corp	829
243,591		Rightmove plc	6,597
17,581		Saga Communications, Inc	813
24,038		Salem Communications	191
96,021	e	Sanoma-WSOY Oyj	883
59,900		Saraiva S.A. Livreiros Editores	833
44,910	e	SBS Media Holdings Co Ltd	238
109,932		Schibsted ASA	4,919
139,051	e	Scholastic Corp	3,706
456,892		Scripps Networks Interactive (Class A)	29,396
119,616		SES Global S.A.	3,752
681,973	*,e	Shaw Communications, Inc (B Shares)	16,891
99,000	e	Shochiku Co Ltd	1,016
36,289	*	Shutterstock, Inc	1,632
189,724		Sinclair Broadcast Group, Inc (Class A)	3,840
257,038	e	Singapore Press Holdings Ltd	930
540,000		SinoMedia Holding Ltd	310
9,519,894	e	Sirius XM Radio, Inc	29,321
954,729		Sky Network Television Ltd	4,236
5,348		Sky Perfect Jsat Corp	2,532
15,502	*,e	SM Entertainment Co	658
2,680,000	*	SMI Corp Ltd	60
139,667		Societe Television Francaise 1	1,567

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

746,024		Southern Cross Media Group	$1,218
528,682	*	Starz-Liberty Capital	11,710
18,404	*	Stroer Out-of-Home Media AG.	189
613,718		STW Communications Group Ltd	938
164,214		Sun TV Network Ltd	1,183
47,000		T4F Entretenimento S.A.	204
709,670	*,e	Telecom Italia Media S.p.A.	89
36,368		Telenet Group Holding NV	1,802
645,947	e	Television Broadcasts Ltd	4,900
2,082,630	*,e	Ten Network Holdings Ltd	696
69,807	*,e	Tera Resource Co Ltd	75
864,524	e	Thomson Corp	28,080
511,746	e	Thomson Corp (Toronto)	16,604
1,770,340		Time Warner Cable, Inc	170,059
4,249,086	e	Time Warner, Inc	244,832
180,000		Toei Animation Co Ltd	4,384
612,885	e	Toei Co Ltd	4,422
80,317		Toho Co Ltd	1,679
22,600		Tohokushinsha Film Corp	185
69,900		Tokyo Broadcasting System, Inc	1,081
21,800		TV Asahi Corp	418
2,652,463	e	TV Azteca S.A. de C.V.	1,881
17,800		TV Tokyo Corp	209
313,629		TVN S.A.	919
347,956		United Business Media Ltd	3,733
143,246	*,e	Usen Corp	237
141,868	e	Valassis Communications, Inc	4,238
8,329	e	Value Line, Inc	78
3,456,778		Viacom, Inc (Class B)	212,834
750,626	e	Virgin Media, Inc	36,758
4,882,400	*,e	Viva China Holdings Ltd	283
4,114,000	e	VODone Ltd	303
9,005,451		Walt Disney Co	511,510
5,796	e	Washington Post Co (Class B)	2,591
1,361,867		West Australian Newspapers Holdings Ltd	2,865
82,565		Wolters Kluwer NV	1,804
100,730		Woongjin Thinkbig Co Ltd	789
132,484	e	World Wrestling Entertainment, Inc (Class A)	1,168
2,741,825		WPP plc	43,817
4,998	e	YG Entertainment, Inc	328
3,966,600	*	Zee Entertainment Enterprises Ltd	4,905
695,077		ZEE Telefilms Ltd	2,697
28,800		Zenrin Co Ltd	402

		TOTAL MEDIA	3,767,007

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
10,600	*,e	3-D Matrix Ltd	810
18,156	*,e	AB Science S.A.	439
5,419,366		AbbVie, Inc	221,002
404,233		Abcam plc	2,749
27,840	*	Ablynx NV	243

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

258,954	*,e	Achillion Pharmaceuticals, Inc	$2,263
227,462	*	Acorda Therapeutics, Inc	7,286
270,484	e	Acrux Ltd	1,098
895,432	*	Actavis, Inc	82,478
193,958		Actelion Ltd	10,547
49,050	*,e	Active Biotech AB	482
20,264	*,e	Acura Pharmaceuticals, Inc	43
496,915		Adcock Ingram Holdings Ltd	3,273
87,000	*	Adimmune Corp	107
104,710	*,e	Aegerion Pharmaceuticals, Inc	4,224
10,965	*,e	Affymax, Inc	15
423,974	*,e	Affymetrix, Inc	2,001
130,372	*,e	Agenus, Inc	507
1,207,790		Agilent Technologies, Inc	50,691
468,750	*,e	Akorn, Inc	6,483
1,546,543	*	Alexion Pharmaceuticals, Inc	142,498
44,527	*	Algeta ASA	1,500
9,265		ALK-Abello AS	671
875,169	*	Alkermes plc	20,750
2,146,674		Allergan, Inc	239,633
186,695	*,e	Alnylam Pharmaceuticals, Inc	4,550
156,028	*,e	AMAG Pharmaceuticals, Inc	3,721
3,846,458		Amgen, Inc	394,301
100,807	*,e	Amicus Therapeutics, Inc	320
76,413	*,e	Ampio Pharmaceuticals, Inc	349
52,639	*,e	Anacor Pharmaceuticals, Inc	340
443,586		Apex Biotechnology Corp	1,167
911,533	*,e	Arena Pharmaceuticals, Inc	7,484
621,277	*	Ariad Pharmaceuticals, Inc	11,239
251,653	*	Arqule, Inc	652
407,888	*,e	Array Biopharma, Inc	2,007
51,000		ASKA Pharmaceutical Co Ltd	390
486,847		Aspen Pharmacare Holdings Ltd	10,119
620,639		Astellas Pharma, Inc	33,494
324,548	*,e	Astex Pharmaceuticals	1,447
881,348		AstraZeneca plc	44,209
728,125	e	AstraZeneca plc (ADR)	36,392
209,884		Aurobindo Pharma Ltd	563
242,337	*	Auxilium Pharmaceuticals, Inc	4,188
466,613	*,e	AVANIR Pharmaceuticals, Inc	1,278
172,503	*,e	AVEO Pharmaceuticals, Inc	1,268
8,005	*	Basilea Pharmaceutica	485
30,332	*	Bavarian Nordic AS	357
2,717,688		Bayer AG.	280,862
39,039	*,e	BG Medicine, Inc	73
124,711		Biocon Ltd	628
181,812	*,e	BioCryst Pharmaceuticals, Inc	216
150,813	*,e	BioDelivery Sciences International, Inc	635
32,074		Biogaia AB (B Shares)	1,083
1,733,976	*	Biogen Idec, Inc	334,501
419,220	*	BioMarin Pharmaceuticals, Inc	26,101
59,632	*	Bio-Rad Laboratories, Inc (Class A)	7,514

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

20,307	*,e	Biospecifics Technologies Corp	$346
17,687		Biota Pharmaceuticals, Inc	72
6,511		Biotest AG. (Preference)	446
385,090	*	Biotie Therapies Oyj	178
105,079	*,e	Biotime, Inc	401
6,201,910	*	Bioton S.A.	95
371,429	*	Biovail Corp (Toronto)	27,883
8,641,609	*	Biovitrum AB	55,544
10,996		Boiron S.A.	570
4,430,408		Bristol-Myers Squibb Co	182,488
225,168	*	Bruker BioSciences Corp	4,301
434,480	*	BTG plc	2,355
33,570		Bukwang Pharmaceutical Co Ltd	458
220,217	*,e	Cadence Pharmaceuticals, Inc	1,473
265,002	*	Cambrex Corp	3,389
2,562,492	*	Celgene Corp	297,018
343,392	*	Celldex Therapeutics, Inc	3,976
12,283	*,e	Celltrion Pharm Inc	180
80,994	e	Celltrion, Inc	3,893
8,868	*	Cempra, Inc	60
237,182	*,e	Cepheid, Inc	9,101
1,050,000	*	CGN Mining Co Ltd	101
122,008	*	Charles River Laboratories International, Inc	5,401
11,193	*	ChemoCentryx, Inc	155
67,000		China Chemical & Pharmaceutical Co Ltd	45
357,000	e	China Medical System Holdings Ltd	362
1,252,000	*,e	China Pharmaceutical Group Ltd	534
790,000	e	China Shineway Pharmaceutical Group Ltd	1,421
40,300		Chong Kun Dang Pharm Corp	1,906
7,961	e	Choongwae Pharma Corp	107
250,983		Chugai Pharmaceutical Co Ltd	5,593
495,039		Cipla Ltd	3,456
508,587		Cipla Medpro South Africa Ltd	515
6,858,340		CK Life Sciences International Holdings, Inc	593
33,517	*	Clal Biotechnology Industries Ltd	79
35,477	*	Clavis Pharma ASA	42
59,530	*,e	Clovis Oncology, Inc	1,707
23,000	e	CMIC Co Ltd	459
118,213	*,e	Codexis, Inc	283
143,774	*,e	Corcept Therapeutics, Inc	288
55,768	*	Cornerstone Therapeutics, Inc	394
78,617	*,e	Coronado Biosciences, Inc	764
82,968	*	Covance, Inc	6,166
903,088		CSL Ltd	55,821
13,119	*,e	CTC BIO, Inc	385
241,498	*,e	Cubist Pharmaceuticals, Inc	11,307
41,432	*,e	Cumberland Pharmaceuticals, Inc	206
309,019	*,e	Curis, Inc	1,014
189,445	*,e	Cytori Therapeutics, Inc	475
23,542		Daewoong Pharmaceutical Co Ltd	1,290
937,078	e	Daiichi Sankyo Co Ltd	18,088
417,225	e	Dainippon Sumitomo Pharma Co Ltd	7,382

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

696,000		Dawnrays Pharmaceutical Holdings Ltd	$186
585,376	*,e	Dendreon Corp	2,769
198,792	*,e	Depomed, Inc	1,167
163,975	*,e	Discovery Laboratories, Inc	375
3,772		Divi S Laboratories Ltd	69
12,755	m	Dong-A Pharmaceutical Co Ltd	1,422
173,788		Dr Reddy’s Laboratories Ltd	5,647
2,400	*,e	Durata Therapeutics, Inc	22
356,367	*	Dyax Corp	1,554
492,496	*,e	Dynavax Technologies Corp	1,093
12,229		Egis Gyogyszergyar Rt	928
95,153		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	135
303,963	e	Eisai Co Ltd	13,618
117,729	*	Elan Corp plc	1,364
126,965	*,e	Elan Corp plc (ADR)	1,498
3,098,509		Eli Lilly & Co	175,964
159,850	*	Emergent Biosolutions, Inc	2,235
164,098	*	Endo Pharmaceuticals Holdings, Inc	5,048
122,456	*,e	Endocyte, Inc	1,525
5,745	*,e	Enzo Biochem, Inc	14
165,494	e	Enzon Pharmaceuticals, Inc	629
266	e	EPS Co Ltd	395
21,244		Eurofins Scientific	4,467
128,488	*,e	Evolutec Group plc	305
134,852	*,e	Evotec AG.	390
222,851	*	Exact Sciences Corp	2,184
639,541	*,e	Exelixis, Inc	2,955
3,060,000	*	Extrawell Pharmaceutical Holdings Ltd	272
289,555		FAES FARMA S.A.	745
11,152		FDC Ltd	19
94,999	*,e	Fluidigm Corp	1,758
704,263	*	Forest Laboratories, Inc	26,790
44,000	*	Fuji Pharma Co Ltd	883
28,351	*	Furiex Pharmaceuticals Inc	1,063
90,000		Fuso Pharmaceutical Industries Ltd	405
27,178	*,e	Galapagos NV	666
52,839	*	Genmab AS	1,222
102,387	*,e	Genomic Health, Inc	2,895
5,351,139	*,e	Genomma Lab Internacional S.A. de C.V.	13,088
121,658		Genus plc	2,919
468,860	*,e	Geron Corp	502
87,957		Gerresheimer AG.	5,060
9,683,590	*	Gilead Sciences, Inc	473,818
4,382,805		GlaxoSmithKline plc	102,632
19,200	*,e	Golf Trust Of America, Inc	95
6,768		Green Cross Corp	944
17,000		Green Cross Holdings Corp	269
370,779	*	Grifols S.A.	13,771
2,713	*	Grifols S.A. (Class B)	78
98,717	*,e	GTx, Inc	410
300,269	*,e	Halozyme Therapeutics, Inc	1,733

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,910	*,e	Han All Pharmarceutical Co	$210
3,490		Handok Pharmaceuticals Co Ltd	66
6,486	*	Hanmi Pharm Co Ltd	937
92,970	*	Harvard Bioscience, Inc	525
12,945		Haw Par Corp Ltd	81
203,857		Hikma Pharmaceuticals plc	3,208
56,431	e	Hisamitsu Pharmaceutical Co, Inc	3,057
50,244	e	Hi-Tech Pharmacal Co, Inc	1,664
200,111	*,e	Horizon Pharma, Inc	542
209,652	*	Hospira, Inc	6,883
3,669,600		Hua Han Bio-Pharmaceutical Holdings Ltd	1,061
6,894	*	Hyperion Therapeutics, Inc	178
352,803	*,e	Idenix Pharmaceuticals, Inc	1,256
49,600	e	Il Dong Pharmaceutical Co Ltd	501
463,853	*,e	Illumina, Inc	25,048
2,924	e	Ilsung Pharmaceuticals Co Ltd	208
18,415	*,e	Ilyang Pharmaceutical Co Ltd	570
293,004	*,e	ImmunoCellular Therapeutics Ltd	803
303,624	*,e	Immunogen, Inc	4,876
253,789	*,e	Immunomedics, Inc	612
235,675	*	Impax Laboratories, Inc	3,639
246,168	*,e	Incyte Corp	5,763
101,785	*,e	Infinity Pharmaceuticals, Inc	4,933
68,637	*	Innocell Corp	171
10,226	*,e	Intercept Pharmaceuticals, Inc	382
298,163	*,e	InterMune, Inc	2,698
17,937		Ipca Laboratories Ltd	175
37,753		Ipsen	1,351
265,919	*,e	Ironwood Pharmaceuticals, Inc	4,864
358,414	*,e	Isis Pharmaceuticals, Inc	6,072
420,221	*	Jazz Pharmaceuticals plc	23,495
12,900	e	JCR Pharmaceuticals Co Ltd	342
10,950		Jeil Pharmaceutical Co	171
11,393,834		Johnson & Johnson	928,939
153,521		Kaken Pharmaceutical Co Ltd	2,793
273,709	*,e	Keryx Biopharmaceuticals, Inc	1,927
72,200		Kissei Pharmaceutical Co Ltd	1,531
3,984	e	Kolon Life Science, Inc	316
56,785	*,e	Komipharm International Co Ltd	481
257,330		Kwang Dong Pharmaceutical Co Ltd	1,504
111,136		Kyorin Co Ltd	2,698
825,187		Kyowa Hakko Kogyo Co Ltd	9,355
10,649	*,e	KYTHERA Biopharmaceuticals, Inc	259
142,957		Laboratorios Almirall S.A.	1,791
25,509	e	Laboratorios Farmaceuticos Rovi S.A	226
54,057	*,e	Lannett Co, Inc	546
743,018	*	Lexicon Pharmaceuticals, Inc	1,620
18,990	*,e	LG Life Sciences Ltd	969
396,770	*	Life Technologies Corp	25,643
66,749	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,779
1,524,000		Lijun International Pharmaceutical Holding Ltd	465
175,900		Livzon Pharmaceutical, Inc	872

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,024,991		Lonza Group AG.	$66,641
157,795	*	Luminex Corp	2,607
461,453		Lupin Ltd	5,342
528,573	*,e	MannKind Corp	1,792
110,264		Maxygen, Inc	266
565,460		Meda AB (A Shares)	6,701
264,376	*	Medicines Co	8,835
75,000	*	Medigen Biotechnology Corp	501
8,205	*,e	Medipost Co Ltd	671
919,709	*	Medivation, Inc	43,015
28,097	*,e	Medivir AB	349
30,336	e	Medy-Tox, Inc	3,120
13,824,832		Merck & Co, Inc	611,472
229,403		Merck KGaA	34,650
1,270		Merck Ltd	15
56,234	*,e	Merrimack Pharmaceuticals, Inc	343
150,375	*,e	Mesoblast Ltd	965
145,938	*,e	Mettler-Toledo International, Inc	31,117
71,516		Mochida Pharmaceutical Co Ltd	923
258,855	*	Momenta Pharmaceuticals, Inc	3,453
29,508	*	Morphosys AG.	1,208
22,167,242	*,a,m	MPM Bioventures II	1,639
2,750,039	*	Mylan Laboratories, Inc	79,586
119,915	*	Myriad Genetics, Inc	3,046
400,452	*,e	Nektar Therapeutics	4,405
257,727	*,e	Neurocrine Biosciences, Inc	3,129
58,578	*,e	NewLink Genetics Corp	719
33,100		Nichi-iko Pharmaceutical Co Ltd	760
324,000		Nippon Shinyaku Co Ltd	4,614
44,982	*,e	Novacea, Inc	215
5,151,211		Novartis AG.	367,137
118,631		Novartis AG. (ADR)	8,451
1,554		Novartis India Ltd	17
392,655	*,e	Novavax, Inc	895
851,632	e	Novo Nordisk AS (Class B)	137,268
366,932	*,e	NPS Pharmaceuticals, Inc	3,739
138,831	*	Obagi Medical Products, Inc	2,742
122,103	*,e	Omeros Corp	503
47,328	*,e	OncoGenex Pharmaceutical, Inc	536
164	*,e	OncoTherapy Science, Inc	521
191,642	*,e	Oncothyreon, Inc	399
103,295	e	Ono Pharmaceutical Co Ltd	6,384
248,380	*	Onyx Pharmaceuticals, Inc	22,071
373,983	*,e	Opko Health, Inc	2,853
163,075	*,e	Optimer Pharmaceuticals, Inc	1,941
189,272		Orchid Chemicals & Pharmaceuticals Ltd	219
320,985	*,e	Orexigen Therapeutics, Inc	2,006
146,630	e	Orion Oyj (Class B)	3,858
57,476	*,e	Osiris Therapeutics, Inc	598
715,454		Otsuka Holdings KK	24,833
243,627	*	Pacific Biosciences of California, Inc	607
66,774	*,e	Pacira Pharmaceuticals, Inc	1,927

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

152,145	e	Pain Therapeutics, Inc	$522
19,800	*	Paladin Labs, Inc	920
283,550	*	Parexel International Corp	11,203
709,569	e	PDL BioPharma, Inc	5,187
803,544		PerkinElmer, Inc	27,031
624,937		Perrigo Co	74,199
40,011,587		Pfizer, Inc	1,154,734
250,747	*,e	Pharmacyclics, Inc	20,163
317,591	*,e	Pharmaxis Ltd	109
33,190	*,e	Pharmicell Co Ltd	144
227,865	*	Phytohealth Corp	385
118,256		Piramal Healthcare Ltd	1,330
142,689	*,e	Pozen, Inc	752
133,786	*,e	Progenics Pharmaceuticals, Inc	721
51,446,000		PT Kalbe Farma Tbk	6,570
37,483	*	Qiagen N.V.	783
593,063	*,e	Qiagen N.V. (NASDAQ)	12,502
649,168	e	Questcor Pharmaceuticals, Inc	21,124
187,593	*	Ranbaxy Laboratories Ltd	1,516
208,476	*,e	Raptor Pharmaceutical Corp	1,220
254,874		Recordati S.p.A.	2,311
162,285	*,e	Regeneron Pharmaceuticals, Inc	28,627
28,624	*	Regulus Therapeutics, Inc	222
108,472	*	Repligen Corp	750
58,448	*,e	Repros Therapeutics, Inc	941
294,792	*	Rigel Pharmaceuticals, Inc	2,002
80,430	*,m	RNL BIO Co Ltd	96
1,295,250		Roche Holding AG.	301,953
106,000		Rohto Pharmaceutical Co Ltd	1,474
35,995	*,e	Sagent Pharmaceuticals	632
155,326	*	Salix Pharmaceuticals Ltd	7,950
189,345	*,e	Sangamo Biosciences, Inc	1,810
2,169,799		Sanofi-Aventis	221,288
496,722	*	Santarus, Inc	8,608
85,769		Santen Pharmaceutical Co Ltd	3,967
20,200		Sawai Pharmaceutical Co Ltd	2,400
4,722		Schweizerhall Holding AG.	481
319,285	*	Sciclone Pharmaceuticals, Inc	1,469
325,800		Scinopharm Taiwan Ltd	796
336,156	*,e	Seattle Genetics, Inc	11,937
30,370	*,e	Seegene, Inc	1,884
259,800		Seikagaku Corp	2,818
398,865	*,e	Sequenom, Inc	1,655
360,000		Shandong Luoxin Pharmacy Stock Co Ltd	478
552,947		Shionogi & Co Ltd	11,206
448,903		Shire Ltd	13,671
6,151		Siegfried Holding AG.	801
125,647	*,e	SIGA Technologies, Inc	450
3,790,400	e	Sihuan Pharmaceutical Holdings	1,879
5,080,000		Sino Biopharmaceutical	3,554
4,254,176	*,a,m	Skyline Venture Fund II Ltd	246
976,029	*,m	Skyline Venture Fund III Ltd	67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,700	*	Sosei Group	$467
224,838	e	Spectrum Pharmaceuticals, Inc	1,677
73,983		Stada Arzneimittel AG.	3,035
5,318		Stallergenes	332
457,100		Standard Chemical & Pharma	420
273,260	*	Starpharma Holdings Ltd	310
108,172		Strides Arcolab Ltd	1,737
52,702	*,e	Sucampo Pharmaceuticals, Inc (Class A)	345
127,373	*	Sun Pharmaceutical Industries Ltd	268
791,320		Sun Pharmaceuticals Industries Ltd	11,936
93,356	*,e	Sunesis Pharmaceuticals, Inc	511
8,932	*,e	Supernus Pharmaceuticals, Inc	50
41,138	*	Synageva BioPharma Corp	2,259
183,602	*,e	Synergy Pharmaceuticals, Inc	1,114
126,860	*,e	Synta Pharmaceuticals Corp	1,091
45,400		Taisho Pharmaceutical Holdings Co Ltd	3,218
69,500	e	Takara Bio, Inc	1,022
960,134	e	Takeda Pharmaceutical Co Ltd	52,599
478,100		Tanabe Seiyaku Co Ltd	7,331
113,361	*	Targacept, Inc	485
12,618		Tecan Group AG.	1,183
113,156		Techne Corp	7,678
10,100	*,e	TESARO, Inc	222
425,987		Teva Pharmaceutical Industries Ltd	16,933
1,212,068		Teva Pharmaceutical Industries Ltd (ADR)	48,095
214,426	*,e	Theravance, Inc	5,065
1,825,111		Thermo Electron Corp	139,603
265,759	*,e	Threshold Pharmaceuticals, Inc	1,225
72,658	*,e	ThromboGenics NV	3,501
472,000	e	Tong Ren Tang Technologies Co Ltd	1,607
12,400		Torii Pharmaceutical Co Ltd	309
3,100		Torrent Pharmaceuticals Ltd	40
9,900		Towa Pharmaceutical Co Ltd	523
22,411	*,e	Transgene S.A.	238
134,374	*,e	Trius Therapeutics, Inc	919
121,133		Tsumura & Co	4,429
180,139		TTY Biopharm Co Ltd	593
441,231		UCB S.A.	28,225
6,460		Unichem Laboratories Ltd	21
867,500	*,e	United Laboratories Ltd	386
126,253	*,e	United Therapeutics Corp	7,685
463,879	*,e	Vanda Pharmaceuticals, Inc	1,818
445,681	*	Vectura Group plc	615
80,700	*,e	Ventrus Biosciences, Inc	241
14,648	*,e	Verastem, Inc	141
609,261	*	Vertex Pharmaceuticals, Inc	33,497
272,991	*,e	Vical, Inc	1,086
9,165		Virbac S.A.	2,111
12,806	*	ViroMed Co Ltd	409
317,239	*	Viropharma, Inc	7,982
358,025	*,e	Vivus, Inc	3,938
1,836,937		Warner Chilcott plc	24,890

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

236,269	*	Waters Corp	$22,188
528,000		Winteam Pharmaceutical Group Ltd	241
62,200	*	Wockhardt Ltd	2,289
201,628	*,e	Xenoport, Inc	1,442
330,777	*,e	XOMA Corp	1,154
11,256		Yuhan Corp	1,922
214,410	*,e	Yungjin Pharmaceutical Co Ltd	354
170,000		YungShin Global Holding Corp	236
352,675	*,e	Zeltia S.A.	579
23,000		Zeria Pharmaceutical Co Ltd	364
254,851	*,e	ZIOPHARM Oncology, Inc	466
830,449	*,e	Zoetis Inc	27,737
169,791	*,e	Zogenix, Inc	306

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,690,178

REAL ESTATE - 3.7%
662,039		Abacus Property Group	1,484
169,366		Acadia Realty Trust	4,703
475	*	Activia Properties Inc	4,567
128,366		Acucap Properties Ltd	697
5,550	*	Advance Residence Investment Corp	14,893
47,555		Aeon Mall Co Ltd	1,452
104,295	*	Africa Israel Investments Ltd	265
14,138	*	Africa Israel Properties Ltd	161
163,728		AG Mortgage Investment Trust	4,170
2,095,400	e	Agile Property Holdings Ltd	2,507
62,809		Agree Realty Corp	1,891
362,653		AIMS AMP Capital Industrial REIT	461
31,167	*	Airport City Ltd	169
52,700		Airport Facilities Co Ltd	367
39,438		Akmerkez Gayrimenkul Yatirim Ortakligi AS	449
176,908	*	Alexander & Baldwin, Inc	6,324
7,725		Alexander’s, Inc	2,547
125,437		Alexandria Real Estate Equities, Inc	8,904
345,584		Aliansce Shopping Centers S.A.	4,104
1,804,680		Allan Gray Property Trust	1,754
11,461,693		Allco Commercial Real Estate Investment Trust	13,043
103,217		Allied Properties Real Estate Investment Trust	3,356
17,419		Allreal Holding AG.	2,532
194,727		Alony Hetz Properties & Investments Ltd	1,234
5,797	*	AL-ROV Israel Ltd	162
6,102		Alrov Properties and Lodgings Ltd	133
363,269		Alstria Office REIT-AG.	4,093
3,813,300		Amata Corp PCL (Foreign)	3,123
3,762,676		Amer Group Holding	310
175,930		American Assets Trust,Inc	5,632
346,054		American Campus Communities, Inc	15,690
1,088,119		American Capital Agency Corp	35,669
282,928		American Capital Mortgage, Inc	7,314
2,786,410		American Tower Corp	214,331
73,016		Amot Investments Ltd	194
1,787,506		AMP NZ Office Trust	1,548

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,838		AmREIT, Inc (Class B)	$444
1,029,713		Anant Raj Industries Ltd	1,194
10,187		ANF Immobilier	283
2,565,049		Annaly Capital Management, Inc	40,759
481,549		Anworth Mortgage Asset Corp	3,048
554,380		Apartment Investment & Management Co (Class A)	16,997
194,882		Apollo Commercial Real Estate Finance, Inc	3,428
25,068		Ares Commercial Real Estate Corp	424
1,366,880	*	ARMOUR Residential REIT, Inc	8,926
99,951		Artis Real Estate Investment Trust	1,584
640,000		Ascendas Hospitality Trust	532
719,000		Ascendas India Trust	478
2,577,619		Ascendas Real Estate Investment Trust	5,416
838,586		Ascott Residence Trust	934
201,493		Ashford Hospitality Trust, Inc	2,490
5,329,800		Asian Property Development PCL - NVDR	1,717
1,182,600		Asian Property Development PCL (Foreign)	381
782,112		Aspen Group	171
210,512		Associated Estates Realty Corp	3,924
439,315		Atrium European Real Estate Ltd	2,534
747,537		Australand Property Group	2,688
58,254	*	AV Homes, Inc	777
703,684		AvalonBay Communities, Inc	89,136
9,283,423		Ayala Land, Inc	7,454
74,082		Babcock & Brown Japan Property Trust	281
9,897,400	*	Bangkokland PCL	668
1,434		Bayside Land Corp	295
37,175		Befimmo SCA Sicafi	2,365
2,902,000	e	Beijing Capital Land Ltd	1,071
706,000		Beijing North Star Co	167
3,893,950	*	Belle Corp	544
1,301,413		Beni Stabili S.p.A.	777
212,548		Big Yellow Group plc	1,146
191,830		BioMed Realty Trust, Inc	4,144
806	*	BLife Investment Corp	3,843
44,459		Boardwalk Real Estate Investment Trust	2,735
679,894		Boston Properties, Inc	68,710
998,456		BR Malls Participacoes S.A.	12,432
781,511		BR Properties S.A.	8,663
178,038		Brandywine Realty Trust	2,644
482,900		Brasil Brokers Participacoes S.A.	1,721
101,847		BRE Properties, Inc (Class A)	4,958
1,321,444		British Land Co plc	10,939
557,576		Brookfield Asset Management, Inc	20,363
6,009	*	Brookfield Multiplex Group	538
42,455	e	Brookfield Office Properties, Inc	729
552,705	e	Brookfield Office Properties, Inc (Toronto)	9,489
1,093,722		Bunnings Warehouse Property Trust	2,714
12,923,188	e	C C Land Holdings Ltd	3,995
90,089	e	CA Immobilien Anlagen AG.	1,188
789,000		Cache Logistics Trust	831
80,775		Calloway Real Estate Investment Trust	2,328

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,656,780		Cambridge Industrial Trust	$1,695
331,795		Camden Property Trust	22,788
186,145		Campus Crest Communities, Inc	2,587
123,591		Canadian Apartment Properties REIT	3,068
47,356		Canadian Real Estate Investment Trust	2,096
749,400		CapitaCommercial Trust	960
1,123,767		Capital & Counties Properties	4,657
524,878		Capital Lease Funding, Inc	3,343
2,886,534		Capital Property Fund	3,500
1,498,404		CapitaLand Ltd	4,286
348,197		CapitaMall Trust	588
1,013,480	e	CapitaMalls Asia Ltd	1,681
432,100		CapitaMalls Malaysia Trust	262
530,000		CapitaRetail China Trust	748
331,879		Capstead Mortgage Corp	4,255
402,224	e	Castellum AB	5,736
3,476,000		Cathay Real Estate Development Co Ltd	1,933
238,824		CBL & Associates Properties, Inc	5,636
1,493,292	*	CBRE Group, Inc	37,706
861,000		CDL Hospitality Trusts	1,425
222,161		Cedar Shopping Centers, Inc	1,357
1,016,000		Central China Real Estate Ltd	326
193,800		Central Pattana PCL (Foreign)	630
2,575	*,m	Centro Properties Group	0	^
35,296,977		Century Properties Group, Inc	1,834
2,315,726		CFS Gandel Retail Trust	4,854
953,000		CH Karnchang PCL	790
273,972		Challenger Diversified Property Group	770
4,064,636		Champion Real Estate Investment Trust	2,113
317,845		Charter Hall Group	1,271
90,300		Chartwell Retirement Residences	985
69,235		Chatham Lodging Trust	1,219
278,760		Chesapeake Lodging Trust	6,395
5,710,126		Cheuk Nang Holdings Ltd	4,363
1,214,607		Cheung Kong Holdings Ltd	17,994
6,343,043		Chimera Investment Corp	20,234
1,300,000		China Aoyuan Property Group Ltd	279
9,385,021	*,e	China New Town Development Co Ltd	728
7,655,694		China Overseas Land & Investment Ltd	21,173
652,000	*	China Properties Group Ltd	193
3,162,294		China Resources Land Ltd	8,867
2,311,000		China SCE Property Holdings Ltd	560
3,902,000	e	China South City Holdings Ltd	655
2,058,978		China Vanke Co Ltd	4,025
335,500		Chinese Estates Holdings Ltd	546
573,080		Chong Hong Construction Co	1,894
130,619	e	City Developments Ltd	1,198
382,240	e	Citycon Oyj	1,093
20,197		Cofinimmo	2,313
26,001	*	Colonia Real Estate AG.	154
339,587		Colonial Properties Trust	7,678
303,238		Colony Financial, Inc	6,732

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

81,098		Cominar Real Estate Investment Trust	$1,843
4,342,638		Commonwealth Property Office Fund	5,027
18,420		Consolidated-Tomoka Land Co	723
91,624	*	Conwert Immobilien Invest AG.	1,000
106,276		Coresite Realty	3,718
11,863		Corio NV	554
189,700		Corp Inmobiliaria Vesta SAB de C.V.	412
230,102		Corporate Office Properties Trust	6,139
11,584,882	*,e	Country Garden Holdings Co Ltd	5,809
339,250		Cousins Properties, Inc	3,627
1,568		Crescendo Investment Corp	1,530
280,150		CreXus Investment Corp	3,648
24,000		Crombie Real Estate Investment Trust	350
6,858,943	e	CSI Properties Ltd	319
683,701		CubeSmart	10,802
31,356		CyrusOne, Inc	716
615,315		CYS Investments, Inc	7,224
1,413		DA Office Investment Corp	7,538
109,800		Daibiru Corp	1,298
415,000		Daikyo, Inc	1,461
2,295,900		Daiman Development BHD	1,475
101,665		Daito Trust Construction Co Ltd	8,724
578,879		Daiwa House Industry Co Ltd	11,322
2,527,239		DB RREEF Trust	2,746
1,000,071		DCT Industrial Trust, Inc	7,401
1,006,832		DDR Corp	17,539
409,483		Delta Corp Ltd	310
168,554		Derwent London plc	5,523
110,768		Deutsche Euroshop AG.	4,487
207,999		Deutsche Wohnen AG.	3,784
735,939		DiamondRock Hospitality Co	6,852
70,414		DIC Asset AG.	704
323,070		Digital Realty Trust, Inc	21,617
8,002,375		DLF Ltd	34,683
172,275		Douglas Emmett, Inc	4,295
41,433		Douja Promotion Groupe Addoha S.A.	283
636,999		Duke Realty Corp	10,816
109,600		Dundee International Real Estate Investment Trust	1,148
56,394		Dundee Real Estate Investment Trust	2,035
218,285		DuPont Fabros Technology, Inc	5,298
192,283		Dynex Capital, Inc	2,054
1,169,800		Eastern & Oriental BHD	604
127,231		EastGroup Properties, Inc	7,405
384,647		Education Realty Trust, Inc	4,050
827,524		Emira Property Fund	1,314
2,178,031		Emlak Konut Gayrimenkul Yatiri	3,481
1,715,333		Emperor International Holdings	468
175,891		Entertainment Properties Trust	9,155
196,284		Equity Lifestyle Properties, Inc	15,075
197,047		Equity One, Inc	4,723
470,077		Equity Residential	25,882
120,924		Essex Property Trust, Inc	18,209

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

40,462		Eurobank Properties Real Estate Investment Co	$302
49,434		Eurocommercial Properties NV	1,811
7,899,000	e	Evergrande Real Estate Group	3,201
174,742		Excel Trust, Inc	2,385
864,903		Extra Space Storage, Inc	33,965
168,865	e	Fabege AB	1,726
3,804,000		Fantasia Holdings Group Co Ltd	575
942,000		Far East Hospitality Trust	893
1,082,200		Farglory Land Development Co Ltd	1,993
105,274	*,e	Fastighets AB Balder	743
102,099		Federal Realty Investment Trust	11,031
899,989		Federation Centres	2,211
645,771	*	FelCor Lodging Trust, Inc	3,842
1,010,700		Fibra Uno Administracion S.A. de C.V.	3,335
8,000,000		Filinvest Development Corp	1,137
27,839,000		Filinvest Land, Inc	1,353
123,480	e	First Capital Realty, Inc	2,303
462,620		First Industrial Realty Trust, Inc	7,925
179,075		First Potomac Realty Trust	2,656
1,071,000		First Real Estate Investment Trust	1,080
34,210	*	FirstService Corp	1,141
249,775	e	FKP Property Group	413
2,316		Fonciere Des Regions	182
921,819	*	Forest City Enterprises, Inc (Class A)	16,381
147,727	*,e	Forestar Real Estate Group, Inc	3,229
300,072		Franklin Street Properties Corp	4,387
5,989,800		Franshion Properties China Ltd	1,964
1,326,000		Frasers Centrepoint Trust	2,288
310	*	Frontier Real Estate Investment Corp	3,541
123	*	Fukuoka REIT Corp	1,114
109,949	*	GAGFAH S.A.	1,351
207,300		Gazit Globe Ltd	2,829
14,926		Gazit, Inc	397
1,858		Gecina S.A.	216
2,200,425		General Growth Properties, Inc	43,744
69,900	*	General Shopping Brasil S.A.	436
87,995		Getty Realty Corp	1,778
50,301		Gladstone Commercial Corp	979
675,381		Glimcher Realty Trust	7,834
4,825,929		Global Logistic Properties	10,249
456		Global One Real Estate Investment Corp	3,520
26,153,000	*	Global-Estate Resorts, Inc	1,487
136,993	*	Globe Trade Centre S.A.	322
4,030,000	*,e	Glorious Property Holdings Ltd	641
406	*	GLP J-Reit	436
480,791	e	Gold Wheaton Gold Corp (GDR)	2,087
28,980		Goldcrest Co Ltd	723
1,164,618		Goodman Property Trust	1,018
167,726		Government Properties Income Trust	4,316
687,120		GPT Group (ASE)	2,659
618,775		Grainger plc	1,279
142,569	*	Gramercy Capital Corp	743

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

83,149	*,m	Granite Real Estate Investment Trust	$3,181
752,652	e	Great Eagle Holdings Ltd	3,086
928,802		Great Portland Estates plc	7,013
210,400	*	Greattown Holdings Ltd	89
2,535,300	*,e	Greentown China Holdings Ltd	4,787
1,987,524		Growthpoint Properties Ltd	5,821
161,316		GSW Immobilien AG.	6,388
11,204,500	e	Guangzhou Investment Co Ltd	3,242
2,219,136	e	Guangzhou R&F Properties Co Ltd	3,735
5,228		Gyrodyne Co of America, Inc	384
1,198,000		GZI Real Estate Investment Trust	682
178,814		H&R Real Estate Investment Trust	4,117
42,939		Hamborner AG.	396
1,930,331		Hammerson plc	14,469
1,991,016		Hang Lung Group Ltd	11,217
14,447,071		Hang Lung Properties Ltd	54,088
81		Hankyu Reit, Inc	564
906,450		Hansteen Holdings plc	1,189
228,752		Hatteras Financial Corp	6,275
1,184,473		HCP, Inc	59,058
747,598		Health Care REIT, Inc	50,769
361,448		Healthcare Realty Trust, Inc	10,262
165,400		Heiwa Real Estate Co Ltd	3,292
155,498		Helical Bar plc	559
14,816		Heliopolis Housing	39
4,403,800		Hemaraj Land and Development PCL	637
1,213,455		Henderson Land Development Co Ltd	8,324
602,676		Hersha Hospitality Trust	3,520
338,700		Highwealth Construction Corp	708
274,125		Highwoods Properties, Inc	10,847
1,457,600		HKR International Ltd	786
415,000	e	Ho Bee Investment Ltd	647
70,417		Home Properties, Inc	4,466
260,994	e	Hongkong Land Holdings Ltd	1,939
1,246,000	*,e	Hopson Development Holdings Ltd	1,811
394,424		Hospitality Properties Trust	10,823
2,064,492		Host Marriott Corp	36,108
656,570	*	Housing Development & Infrastruture Ltd	561
65,287	*	Howard Hughes Corp	5,472
246,207		HRPT Properties Trust	5,525
358,235		Huaku Development Co Ltd	898
525,000		Huang Hsiang Construction Co	1,376
185,589		Hudson Pacific Properties	4,037
283,018	e	Hufvudstaden AB (Series A)	3,557
908,362		Hung Poo Real Estate Development Corp	972
553,000		Hung Sheng Construction Co Ltd	400
150,879		Hyprop Investments Ltd	1,200
626,377		Hysan Development Co Ltd	3,171
13,610		Icade	1,191
3,247	*	Ichigo Real Estate Investment Corp	2,369
1,402,790		IGB Corp BHD	1,029
116,600		Iguatemi Empresa de Shopping Centers S.A.	1,471

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

20,000		Iida Home Max	$364
1,452,000		IJM Land BHD	1,210
358,628		Immobiliare Grande Distribuzione	384
1,355,948	*,e,m	Immoeast AG.	0	^
658,721	*,e	Immofinanz ANSPR NACHB AG.	0	^
136,958		IMMOFINANZ Immobilien Anlagen AG.	520
418,741		Indiabulls Real Estate Ltd	422
270		Industrial & Infrastructure Fund Investment Corp	2,986
122,941		Industrial Buildings Corp	186
804,935		ING Office Fund	2,568
340,711		Inland Real Estate Corp	3,438
130,400		InnVest Real Estate Investment Trust	637
2,046		Intershop Holdings	724
9,356		Intervest Offices	236
598,309		Invesco Mortgage Capital, Inc	12,798
571,919		Investors Real Estate Trust	5,645
869,162		Is Gayrimenkul Yatirim Ortakligi AS	702
340,373	*	iStar Financial, Inc	3,707
181,317	*,e	IVG Immobilien AG.	153
776		Japan Excellent, Inc	5,835
5,552	*	Japan Hotel REIT Investment Corp	2,417
200	*	Japan Logistics Fund Inc	2,334
967		Japan Prime Realty Investment Corp	3,746
122	*	Japan Real Estate Investment Corp	1,690
1,325		Japan Rental Housing Investments, Inc	1,120
3,200	*	Japan Retail Fund Investment Corp	7,940
39,058	*	JAVELIN Mortgage Investment Corp	767
17,724	*	Jerusalem Economy Ltd	121
9,761	*	Jerusalem Oil Exploration	221
181,600		JHSF Participacoes S.A.	692
2,472,050		Jiangsu Future Land Co Ltd	1,983
554		Joint Reit Investment Corp	3,101
289,514		Jones Lang LaSalle, Inc	28,781
1,444,179	e	K Wah International Holdings Ltd	813
3,020,000	*,e	Kaisa Group Holdings Ltd	855
228,480		KEE TAI Properties Co Ltd	169
3,427		Kenedix Realty Investment Corp	16,642
5,440	*,e	Kenedix, Inc	2,796
164,408	e	Kennedy-Wilson Holdings, Inc	2,550
1,704,546	e	Keppel Land Ltd	5,437
1,760,640		Kerry Properties Ltd	7,837
58,900	e	Killam Properties, Inc	696
231,123		Kilroy Realty Corp	12,111
1,774,141		Kimco Realty Corp	39,741
109,000		Kindom Construction Co	99
476,280		King’s Town Construction Co Ltd	480
199,526		Kite Realty Group Trust	1,345
1,206,814		Kiwi Income Property Trust	1,181
676,000		KLCC Property Holdings BHD	1,454
30,723		Klepierre	1,208
130,008	e	Klovern AB	563
3,250	*	Klovern AB (Pref)	68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

110,636	*,e	Korea Real Estate Investment Trust Co	$157
3,151,130		Kowloon Development Co Ltd	4,247
833,799		K-REIT Asia	916
174,801		Kungsleden AB	1,129
470,000		Kuoyang Construction Co Ltd	278
7,013,000		KWG Property Holding Ltd	4,406
74,846,000		Lai Fung Holdings Ltd	2,007
11,088,250	*	Lai Sun Development	355
203,050		Land Securities Group plc	2,563
373,227		LaSalle Hotel Properties	9,473
39,110	*	LC Corp S.A.	15
135,000	*	LEG Immobilien AG.	7,233
526,573		Lend Lease Corp Ltd	5,617
258,311	*	Leopalace21 Corp	1,116
509,607		Lexington Corporate Properties Trust	6,013
122,884		Liberty International plc	626
131,254		Liberty Property Trust	5,217
1,289,910		Link Real Estate Investment Trust	7,035
2,015,000		Lippo-Mapletree Indonesia Retail Trust	838
1,579,843		London & Stamford Property plc	2,547
391,000	*	Long Bon International Co Ltd	283
2,164,200	e	Longfor Properties Co Ltd	3,591
1,782,000		LPN Development PCL	1,542
63,700		LPS Brasil Consultoria de Imoveis S.A.	1,131
216,337		LTC Properties, Inc	8,811
299,655		Macerich Co	19,292
488,581		Mack-Cali Realty Corp	13,978
648,301		Macquarie CountryWide Trust	2,644
839,838		Macquarie Goodman Group	4,198
3,511,590		Macquarie MEAG Prime REIT	2,521
1,832,666		Mah Sing Group BHD	1,375
1,000	*	Mainstreet Equity Corp	31
35,779	*,e,m	Mapeley Ltd	8
2,896,000		Mapletree Commercial Trust	3,142
3,594,103		Mapletree Industrial Trust	4,071
3,739,843		Mapletree Logistics Trust	3,666
674,283		Medical Properties Trust, Inc	10,816
14,884	*	Medinet Nasr Housing	45
48,406,800		Megaworld Corp	4,614
19,346		Melisron Ltd	412
42,916		Mercialys S.A	879
1,411,780		MFA Mortgage Investments, Inc	13,158
992		MID Reit, Inc	3,050
116,232		Mid-America Apartment Communities, Inc	8,027
1,792,929	e	Midland Holdings Ltd	794
2,744,000		Minmetals Land Ltd	394
3,319,203		Mirvac Group	5,616
234,920	*,m	Mission West Properties, Inc	14
966,837		Mitsubishi Estate Co Ltd	27,388
1,933,322		Mitsui Fudosan Co Ltd	55,210
7,430		Mobimo Holding AG.	1,667
163,797		Monmouth Real Estate Investment Corp (Class A)	1,826

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,021		Morguard Real Estate Investment Trust	$579
401		Mori Hills REIT Investment Corp	2,976
249		Mori Trust Sogo Reit, Inc	2,671
199,616		Multiplan Empreendimentos Imobiliarios S.A.	5,729
383,600		Naim Holdings BHD	279
124,072		National Health Investors, Inc	8,121
378,286		National Retail Properties, Inc	13,683
1,718,000	*	Neo-China Land Group Holdings Ltd	337
4,656,666		New World China Land Ltd	1,998
8,021,588		New World Development Ltd	13,633
177,365		New York Mortgage Trust, Inc	1,337
59,935		Nieuwe Steen Investments NV	393
285		Nippon Accommodations Fund, Inc	2,413
494	*	Nippon Building Fund, Inc	6,922
606	*	Nippon ProLogis REIT, Inc	6,599
38,234	*	Nitsba Holdings 1995 Ltd	389
105,629	e	Nomura Real Estate Holdings, Inc	2,371
244		Nomura Real Estate Office Fund, Inc	1,798
386		Nomura Real Estate Residential Fund, Inc	2,623
18,469		Northern Property Real Estate Investment Trust	575
897,875		NorthStar Realty Finance Corp	8,512
19,700		NorthWest Healthcare Properties Real Estate Investment Trust	247
602,417	e	Norwegian Property ASA	946
178,976		NRDC Acquisition Corp	2,507
2,799		NTT Urban Development Corp	3,374
484,589		Omega Healthcare Investors, Inc	14,712
49,209		One Liberty Properties, Inc	1,069
107,558	*	Orco Property Group	295
3,084	*	Orix JREIT, Inc	4,355
825,654	*	Palm Hills Developments SAE	246
140,920		Paramount Corp BHD	71
789,000		Parkway Life Real Estate Investment Trust	1,612
104,219		Parkway Properties, Inc	1,933
1,752,698		Parque Arauco S.A	4,534
358,802	*	Parsvnath Developers Ltd	263
96,404	*	Patrizia Immobilien AG.	898
1,066,500		Pavilion Real Estate Investment Trust	552
369,637		PAZ Corp S.A.	263
206,928		Pebblebrook Hotel Trust	5,337
283,579		Pennsylvania Real Estate Investment Trust	5,499
277,084		Pennymac Mortgage Investment Trust	7,174
2,278,000		Perennial China Retail Trust	1,086
924,154		Phoenix Mills Ltd	4,671
217,392		Piedmont Office Realty Trust, Inc	4,259
229,143		Plum Creek Timber Co, Inc	11,961
3,095,600	*,e	Poly Hong Kong Investment Ltd	1,967
7,091,160		Polytec Asset Holdings Ltd	953
349,222		Post Properties, Inc	16,448
518,718		Potlatch Corp	23,788
3,079,000	e	Powerlong Real Estate Holdings Ltd	716
1,399		Premier Investment Co	7,551

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,189		Prestige Estates Projects Ltd	$19
1,936,400		Preuksa Real Estate PCL (Foreign)	1,993
140,316		Primaris Retail Real Estate Investment Trust	3,761
83,153		Primary Health Properties plc	418
103,348		Prime Office REIT-AG.	424
1,127,060		Prince Housing & Development Corp	801
1,628,741		Prologis, Inc	65,117
2,379		Property & Building Corp	130
1,635,000		Prosperity REIT	567
107,549		PS Business Parks, Inc	8,488
89,724		PSP Swiss Property AG.	8,179
14,705,500		PT Agung Podomoro Land Tbk	773
23,132,000		PT Alam Sutera Realty Tbk	2,556
14,135,000	*	PT Bekasi Fajar Industrial Estate Tbk	1,415
26,515,000		PT Ciputra Development Tbk	2,952
16,321,000		PT Ciputra Property Tbk	1,617
5,923,500	*	PT Gading Development Tbk	208
9,451,500		PT Intiland Development Tbk	566
132,130,500	*	PT Kawasan Industri Jababeka Tbk	4,096
575,500	*	PT Lippo Cikarang Tbk	398
62,170,613		PT Lippo Karawaci Tbk	8,783
4,876,500		PT Modernland Realty Tbk	508
16,872,000		PT Pakuwon Jati Tbk	670
37,811,500	*	PT Sentul City Tbk	1,212
11,995,500		PT Summarecon Agung Tbk	3,060
660,053		Public Storage, Inc	100,539
2,163,939		Puravankara Projects Ltd	3,601
5,466,432		Quality House PCL	812
758,306	*	Quintain Estates & Development plc	772
767,898		Radium Life Tech Co Ltd	702
9,490,900	*	Raimon Land PCL (ADR)	644
278,228		RAIT Investment Trust	2,217
223,879		Ramco-Gershenson Properties	3,761
702,823		Rayonier, Inc	41,937
91,859	*	Realia Business S.A.	88
1,034,211	*	Realogy Holdings Corp	50,511
249,430		Realty Income Corp	11,312
3,146,218		Redefine Income Fund Ltd	3,387
36,364		Redefine International plc	20
315,844		Redwood Trust, Inc	7,321
27,674,000		Regal Real Estate Investment Trust	8,858
218,247		Regency Centers Corp	11,547
24,300		Relo Holdings, Inc	1,058
8,197,500	*,e	Renhe Commercial Holdings Co Ltd	493
381,099		Resilient Property Income Fund Ltd	2,259
389,423		Resource Capital Corp	2,574
195,155		Retail Properties of America, Inc	2,888
1,784,000		Richfield Group Holdings Ltd	72
572,119		RioCan Real Estate Investment Trust	15,657
589,668		RLJ Lodging Trust	13,421
4,604,000		Robinsons Land Corp	2,877
82,612		Rouse Properties, Inc	1,495

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

676,273		Ruentex Development Co Ltd	$1,385
120,587		Ryman Hospitality Properties	5,517
2,611,288		S.A. Corporate Real Estate Fund	1,227
1,481,000		Sabana Shari’ah Compliant Industrial REIT	1,511
186,124		Sabra Healthcare REIT, Inc	5,399
668,259		Saf Gayrimenkul Yatirim Ortakligi AS.	366
19,839,232		Sansiri PCL	3,233
51,027		Saul Centers, Inc	2,232
252,159		Savills plc	2,080
237,981		Segro plc	922
97,746		Select Income REIT	2,585
267,550		Senior Housing Properties Trust	7,178
363,589		Shaftesbury plc	3,218
542,840		Shanghai Jinqiao Export Processing Zone Development Co Ltd	516
72,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	96
24,843,429	*	Shanghai Real Estate Ltd	962
510,000	e	Shell Electric MFG	675
8,018,464		Shenzhen Investment Ltd	3,228
4,673,900	e	Shimao Property Holdings Ltd	9,012
691,140	*	Shining Building Business Co Ltd	498
1,275,300		Shoei Co Ltd	10,500
698,676	*	Shopping Centres Australasia Property Group	1,204
3,973,282	e	Shui On Land Ltd	1,714
135,943		Silver Bay Realty Trust Corp	2,814
1,902,573		Simon Property Group, Inc	301,672
14,000	e	Singapore Land Ltd	105
6,319,031		Sino Land Co	10,755
2,132,000	*	Sinolink Worldwide Holdings Ltd	179
10,125,591	e	Sino-Ocean Land Holdings Ltd	6,125
1,361,930		Sinpas Gayrimenkul Yatirim Ortakligi AS	1,078
483,128		Sinyi Realty Co	752
66,083		Six of October Development & Investment	188
514,307		SL Green Realty Corp	44,287
1,310,908		SM Development Corp	272
15,276,015		SM Prime Holdings	7,155
233,416		Sobha Developers Ltd	1,500
11,440		Societe de la Tour Eiffel	653
13,897		Societe Immobiliere de Location pour l’Industrie et le Commerce	1,482
3,921,800	e	Soho China Ltd	3,280
44,600		Sonae Sierra Brasil S.A.	615
98,000		Soundwill Holdings Ltd	250
160,415		Sovran Self Storage, Inc	10,345
928,700		SP Setia BHD	990
67,678		Sparkassen Immobilien AG.	407
3,004,929	*	SPG Land Holdings Ltd	1,080
227,504		Spirit Realty Capital, Inc	4,323
535,823	e	Sponda Oyj	2,533
244,492		ST Modwen Properties plc	957
81,477	*,e	St. Joe Co	1,731

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

127,560		STAG Industrial, Inc	$2,713
766,448		Starwood Property Trust, Inc	21,277
2,230,815		Stockland Trust Group	8,514
1,301,547	*	Strategic Hotels & Resorts, Inc	10,868
21,610		Sumitomo Real Estate Sales Co Ltd	1,299
1,501,422	e	Sumitomo Realty & Development Co Ltd	58,491
200,066		Summit Hotel Properties, Inc	2,095
139,788		Sun Communities, Inc	6,896
3,978,643		Sun Hung Kai Properties Ltd	53,690
1,152,000	e	Sunac China Holdings Ltd	814
2,997,000		Sunlight Real Estate Investment Trust	1,314
1,013,108	*	Sunstone Hotel Investors, Inc	12,471
3,310,000		Suntec Real Estate Investment Trust	4,809
1,845,222		Sunteck Realty Ltd	13,568
1,170,794	*	Sunway BHD	1,115
1,871,100		Sunway Real Estate Investment	931
2,091,000		Supalai PCL	1,490
922,693		Swire Pacific Ltd (Class A)	11,787
651,901		Swire Properties Ltd	2,319
116,341		Swiss Prime Site AG.	9,418
144,139		Sycom Property Fund	450
1,256,600		TA Global BHD	100
342,280		TAG Tegernsee Immobilien und Beteiligungs AG.	3,918
415,852	*	Taiwan Land Development Corp	162
49,700		Takara Leben Co Ltd	785
1,067,535	*	Talaat Moustafa Group	592
260,432		Tanger Factory Outlet Centers, Inc	9,422
417,698		Taubman Centers, Inc	32,438
144,977		Technopolis plc	695
46,865	*	Tejon Ranch Co	1,396
68,047		Terreno Realty Corp	1,223
864,100	e	Thomas Properties Group, Inc	4,433
1,481,400		Ticon Industrial Connection PCL	1,248
106,800		TOC Co Ltd	838
3,400,881		Tokyo Tatemono Co Ltd	24,312
571,329		Tokyu Land Corp	5,391
20,900		Tokyu Livable, Inc	443
211	*	Tokyu REIT, Inc	1,598
400	*	Top REIT Inc	2,385
9,657	e	Tosei Corp	10,906
1,707,297		Two Harbors Investment Corp	21,529
310,433		UDR, Inc	7,509
4,048,730	*	UEM Land Holdings BHD	3,524
52,860		UMH Properties, Inc	543
91,859	*	Unibail-Rodamco	21,395
356,724		Unite Group plc	1,743
6,958,291	*	Unitech Corporate Parks plc	3,833
71,196,729		Unitech Ltd	30,933
346,027	e	United Overseas Land Ltd	1,954
9,067		United Urban Investment Corp	14,801
56,125		Universal Health Realty Income Trust	3,239
1,298,300		UOA Development BHD	878

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

109,722		Urstadt Biddle Properties, Inc (Class A)	$2,388
48,886	*	Vakif Gayrimenkul Yatirim Ortakligi AS	132
22,500		Vastned Retail NV	934
1,405,603		Ventas, Inc	102,890
7,557,000		Vista Land & Lifescapes, Inc	1,003
502,138		Vornado Realty Trust	41,999
271,734		Vukile Property Fund Ltd	561
135,654		Wallenstam Byggnads AB (B Shares)	1,772
11,905		Warehouses De Pauw SCA	755
233,356		Washington Real Estate Investment Trust	6,497
262,274		Weingarten Realty Investors	8,275
2,332		Wereldhave Belgium NV	244
27,222		Wereldhave NV	1,883
135,811		Western Asset Mortgage Capital Corp	3,156
6,039,707		Westfield Group	68,430
5,240,587		Westfield Retail Trust	16,499
2,211,377		Weyerhaeuser Co	69,393
4,021,413		Wharf Holdings Ltd	35,964
2,006,763		Wheelock & Co Ltd	10,715
321,097	e	Wheelock Properties S Ltd	499
54,295		Whitestone REIT	822
136,995		Wihlborgs Fastigheter AB	2,261
1,309,631		Wing Tai Holdings Ltd	2,014
101,722		Winthrop Realty Trust	1,280
303,919		Workspace Group plc	1,585
4,748,000	*,e	Yanlord Land Group Ltd	5,769
1,197,000	*,e	Ying Li International Real Estate Ltd	455
13,059		YNH Property BHD	8
1,133,600	*	YTL Land & Development BHD	330
1,253,600	e	Yuzhou Properties Co	305
21,929	*	ZAIS Financial Corp	452
4,410,800	*	Zhong An Real Estate Ltd	706
18,154	*,e	Zillow, Inc	992
56,590	*	Zueblin Immobilien Holding AG.	141
220	*	Zug Estates Holding AG	285

		TOTAL REAL ESTATE	4,237,190

RETAILING - 3.8%
178,863	*	1-800-FLOWERS.COM, Inc (Class A)	889
104,325		Aaron’s, Inc	2,992
2,901	e	ABC-Mart, Inc	111
422,911		Abercrombie & Fitch Co (Class A)	19,538
180,916		Advance Auto Parts, Inc	14,953
417,512	*,e	Aeropostale, Inc	5,678
74,852		Alpen Co Ltd	1,409
1,659,905	*	Amazon.com, Inc	442,348
4,207,641		American Eagle Outfitters, Inc	78,683
28,440	*	America’s Car-Mart, Inc	1,329
254,053	*	Ann Taylor Stores Corp	7,373
24,653		AOKI Holdings, Inc	636
170,241		Aoyama Trading Co Ltd	4,350
88,181		ARB Corp Ltd	1,160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,700		Arc Land Sakamoto Co Ltd	$400
17,200	e	Asahi Co Ltd	238
100,849	*	Asbury Automotive Group, Inc	3,700
319,320	*	Ascena Retail Group, Inc	5,923
35,500		ASKUL Corp	518
431,601	*,e	ASOS plc	22,001
68,580	*,e	Audiovox Corp (Class A)	734
274,000		Aurora Corp	479
98,634	e	Autobacs Seven Co Ltd	1,547
339,120		Automotive Holdings Group	1,473
100,210	*	Autonation, Inc	4,384
90,314	*	Autozone, Inc	35,834
90,900	*	B2W Companhia Global Do Varejo	670
123,894	*,e	Barnes & Noble, Inc	2,038
125,255	e	Bebe Stores, Inc	522
833,330	*	Bed Bath & Beyond, Inc	53,683
5,973,500	e	Belle International Holdings Ltd	9,981
36,950		Belluna Co Ltd	360
3,377,107	e	Best Buy Co, Inc	74,803
33,586		Beter BED Holding NV	615
1,063	e	BIC CAMERA, Inc	500
135,432		Big 5 Sporting Goods Corp	2,114
84,854	*	Big Lots, Inc	2,993
53,730		Bilia AB (A Shares)	972
67,587	*,e	Blue Nile, Inc	2,328
73,560	*	Body Central Corp	691
3,658,000		Bonjour Holdings Ltd	586
40,155	e	Bon-Ton Stores, Inc	522
1,287,000	e,m	Boshiwa International Holding	139
4,465	*	Boyner Buyuk Magazacilik	15
112,540		Brick Ltd	597
189,728		Brown Shoe Co, Inc	3,036
104,554	e	Buckle, Inc	4,877
72,301		Byggmax Group AB	405
169,901	*,e	Cabela’s, Inc	10,327
10,965	*,e	CafePress, Inc	66
63,620		Canadian Tire Corp Ltd	4,591
190,406		Canon Marketing Japan, Inc	2,823
991,251	*	Carmax, Inc	41,335
71,171	*,e	Carpetright plc	679
586,292		Cash Converters International Ltd	895
10,585		Cashbuild Ltd	144
95,466	e	Cato Corp (Class A)	2,305
71,294	*,e	CDON Group AB	405
250,000	*	Century Ginwa Retail Holdings Ltd	64
354,169		Chico’s FAS, Inc	5,950
139,081	*	Children’s Place Retail Stores, Inc	6,234
144,000	*	China Yongda Automobiles Services Holdings Ltd	147
12,153,500	*,e	China ZhengTong Auto Services Holdings Ltd	7,959
26,700		Chiyoda Co Ltd	695
46,400		Chori Co Ltd	538
375,000		Chow Sang Sang Holding	1,110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

182,100		Cia Hering	$3,253
70,454	*,e	Citi Trends, Inc	721
9,408		CJ O Shopping Co Ltd	2,505
88,141		Clas Ohlson AB (B Shares)	1,177
3,784	*,e	Coldwater Creek, Inc	12
59,247	*,e	Conn’s, Inc	2,127
44,587		Core-Mark Holding Co, Inc	2,288
85,000	*,e	Ctrip.com International Ltd (ADR)	1,817
4,541,800	e	Dah Chong Hong Holdings Ltd	4,312
136,800	*,e	Daiei, Inc	499
689,705	e	David Jones Ltd	2,153
285,500		DCM Japan Holdings Co Ltd	2,387
3,461,602		Debenhams plc	4,355
37,103		Delek Automotive Systems Ltd	355
22,911		Delticom AG.	1,055
82,456	e	Destination Maternity Corp	1,929
157,920	*,e	Destination XL Group, Inc	804
735,027	e	Dick’s Sporting Goods, Inc	34,767
7,406,500		Dickson Concepts International Ltd	4,205
26,417		Dieteren S.A.	1,207
169,642		Dillard’s, Inc (Class A)	13,325
212,883		Dogus Otomotiv Servis ve Ticaret AS	1,335
447,075	*	Dollar General Corp	22,613
996,620	*	Dollar Tree, Inc	48,266
133,107	e	Dollarama, Inc	8,547
383,100		Don Quijote Co Ltd	16,993
22,600	e	Doshisha Co Ltd	340
4,561,740	*,e	DSG International plc	2,346
58,467	e	DSW, Inc (Class A)	3,730
28,944	*	Dufry Group	3,605
182,046		Dunelm Group plc	2,319
108,083	e	EDION Corp	510
189,820		El Puerto de Liverpool SAB de C.V.	2,338
326,000		E-LIFE MALL Corp	805
4,270,000	e	Emperor Watch & Jewellery Ltd	436
431,675		Empresas Hites S.A.	513
19,115,839		Empresas La Polar S.A.	7,783
7,194,300	e	Esprit Holdings Ltd	8,691
1,295,829		Expedia, Inc	77,763
575,075	*	Express Parent LLC	10,242
137,367		Family Dollar Stores, Inc	8,112
1,210,246		Far Eastern Department Stores Co Ltd	1,082
53,689		Fast Retailing Co Ltd	17,169
188,038		Finish Line, Inc (Class A)	3,684
55,233	*,e	Five Below, Inc	2,093
1,820,275		Foot Locker, Inc	62,326
295,056		Foschini Ltd	3,621
128,708	*,e	Francesca’s Holdings Corp	3,689
138,008		Fred’s, Inc (Class A)	1,888
20,600		Fuji Co Ltd	396
1,092,495	e	GameStop Corp (Class A)	30,557
3,773,184		Gap, Inc	133,571

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

115,675	*	Genesco, Inc	$6,951
351,012	e	Genuine Parts Co	27,379
330		Geo Corp	420
1,708,000	e	Giordano International Ltd	1,707
251,755		GNC Holdings, Inc	9,889
918,000	e	Golden Eagle Retail Group Ltd	1,659
464,000		Goldlion Holdings Ltd	242
13,228,208	*,e	GOME Electrical Appliances Holdings Ltd	1,452
25,892	*	Gordmans Stores, Inc	303
92,916	e	Group 1 Automotive, Inc	5,581
2,004,039	*,e	Groupon, Inc	12,265
2,174,500	*,e	Grupo Famsa SAB de C.V.	4,627
10,908		GS Home Shopping, Inc	1,919
81,019	e	Guess?, Inc	2,012
5,870		Gulliver International Co Ltd	344
1,048		GwangjuShinsegae Co Ltd	264
93,500		Hai-O Enterprise BHD	72
540,541		Halfords Group plc	2,650
146,825	e	Hankyu Department Stores, Inc	1,573
588,751	e	Harvey Norman Holdings Ltd	1,680
64,714		Haverty Furniture Cos, Inc	1,331
38,588	*	Hellenic Duty Free Shops S.A.	654
27,060,000	e	Hengdeli Holdings Ltd	7,592
685,818		Hennes & Mauritz AB (B Shares)	24,562
54,508	*,e	HHgregg, Inc	602
102,843	*,e	Hibbett Sports, Inc	5,787
7,672,919		Home Depot, Inc	535,416
1,084,145	e	Home Retail Group	2,566
80,432	*,e	HomeAway, Inc	2,614
20,620	e	Honeys Co Ltd	269
141,452		Hot Topic, Inc	1,963
295,100		Hotai Motor Co Ltd	2,385
128,887		HSN, Inc	7,071
20,039		Hyundai Department Store Co Ltd	2,947
63,630	e	Hyundai H&S Co Ltd	972
6,056		Hyundai Home Shopping Network Corp	755
685,224		Imperial Holdings Ltd	15,679
941,642		Inchcape plc	7,210
500,430		Inditex S.A.	66,688
14,492	e	Interpark Corp	104
12,058,200		Intime Department Store Group Co Ltd	13,737
469,587		Isetan Mitsukoshi Holdings Ltd	6,789
712,000	e	IT Ltd	291
69,300		Izumi Co Ltd	1,688
2,541,066		J Front Retailing Co Ltd	19,846
87,687	e	Jardine Cycle & Carriage Ltd	3,626
349,037	e	JB Hi-Fi Ltd	5,382
857,324	e	JC Penney Co, Inc	12,954
302,709	e	JD Group Ltd	1,146
40,100	e	Jin Co Ltd	2,222
76,666		John Menzies plc	832
98,801	*,e	Jos A Bank Clothiers, Inc	3,942

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

45,000		Joshin Denki Co Ltd	$428
226,879		JUMBO S.A.	1,614
11,100	*	Kayak Software Corporation	444
37,987	e	Keiyo Co Ltd	193
733,322		Kesa Electricals plc	479
5,981,305		Kingfisher plc	26,218
54,933	*	Kirkland’s, Inc	630
714,827	e	Kohl’s Corp	32,975
122,200	e	Kohnan Shoji Co Ltd	1,575
37,705		Kolao Holdings	930
35,300	e	Komeri Co Ltd	1,053
112,000	e	Konaka Co Ltd	1,279
55,863	e	K’s Holdings Corp	1,792
503,407		L Brands, Inc	22,482
13,722		LES Enphants Co Ltd	10
338,404	e	Lewis Group Ltd	2,379
5,923,977	e	Li & Fung Ltd	8,189
2,510,189	*	Liberty Media Holding Corp (Interactive A)	53,668
189,122	*	Liberty Ventures	14,294
8,404,000	e	Lifestyle International Holdings Ltd	18,687
77,660		Lithia Motors, Inc (Class A)	3,687
906,511	*	LKQ Corp	19,726
8,300		Lojas Americanas S.A.	68
517,163		Lojas Americanas S.A.(Pref)	4,453
159,150		Lojas Renner S.A.	5,956
382,871		Lookers plc	576
36,219		Lotte Shopping Co Ltd	12,849
2,522,337	e	Lowe’s Companies, Inc	95,647
3,474,000	e	Luk Fook Holdings International Ltd	11,186
100,847	*,e	Lumber Liquidators, Inc	7,081
3,082,754		Macy’s, Inc	128,982
114,500		Magazine Luiza S.A.	519
1,211,000	e	Maoye International Holdings Ltd	290
69,373	*	MarineMax, Inc	943
179,654		Marks & Spencer Group plc	1,065
958,197		Marui Co Ltd	9,951
37,800	*,e	Matsuya Co Ltd	635
38,715	*,e	Mattress Firm Holding Corp	1,337
143,600		MBM Resources BHD	156
35,600		Megane TOP Co Ltd	495
24,748		Mekonomen AB	834
193,805		Men’s Wearhouse, Inc	6,477
344,875		Mercuries & Associates Ltd	281
1,599,914		MFI Furniture plc	5,820
70,933		Mobilezone Holding AG.	725
111,676	e	Monro Muffler, Inc	4,435
104,217	*,e	Mothercare plc	499
303,539		Mr Price Group Ltd	3,861
1,793,486	e	Myer Holdings Ltd	5,527
351,619		N Brown Group plc	2,188
341,000		National Petroleum Co Ltd	342
249,125	*,e	NetFlix, Inc	47,187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

900,000		New Carphone Warehouse plc	$2,756
2,155,000	e	New World Department Store China Ltd	1,248
176,323	*,e	New York & Co, Inc	721
676,918		Next plc	44,972
94,000		Nice Holdings, Inc	257
77,100		Nishimatsuya Chain Co Ltd	626
40,500		Nissen Holdings Co Ltd	160
18,477		Nitori Co Ltd	1,427
718,157		Nordstrom, Inc	39,664
129,689	e	Nutri/System, Inc	1,100
510,145	*,e	Ocado Ltd	1,225
1,150,505	*,e	Office Depot, Inc	4,521
324,517	e	OfficeMax, Inc	3,768
137,292	*,e	Orbitz Worldwide, Inc	784
8,880	*,e	Orchard Supply Hardware Stores Corp	35
465,078	*	O’Reilly Automotive, Inc	47,694
526,000		Oriental Watch Holdings	172
59,420		OrotonGroup Ltd	445
831,000	e	OSIM International Ltd	1,341
12,100		Otsuka Kagu Ltd	123
50,883	*,e	Overstock.com, Inc	627
2,310,327		Pacific Brands Ltd	2,079
198,400		Padini Holdings BHD	122
11,900		Pal Co Ltd	333
163,200		Paltac Corp	2,100
150,000		Pantaloon Retail India Ltd	414
21,682	e	Parco Co Ltd	229
36,800		Paris Miki, Inc	200
603,160		Parkson Holdings BHD	915
1,484,000		Parkson Retail Asia Ltd	1,962
1,607,800	e	Parkson Retail Group Ltd	958
4,488,000	e	PCD Stores Ltd	679
2,064,132	*	Pendragon plc	714
164,219		Penske Auto Group, Inc	5,478
220,217	*,e	PEP Boys - Manny Moe & Jack	2,596
11,710	*,e	Perfumania Holdings, Inc	67
302,106	e	PetMed Express, Inc	4,053
841,096		Petsmart, Inc	52,232
374,073		Pier 1 Imports, Inc	8,604
18,410		Point, Inc	909
2,647,500	*	Pou Sheng International Holdings Ltd	163
132,000		Poya Co Ltd	425
11,684		PPR	2,570
222,049		Premier Investments Ltd	1,981
215,423	*	Priceline.com, Inc	148,196
22,232,000		PT ACE Hardware Indonesia Tbk	1,904
860,000		PT Mitra Adiperkasa Tbk	807
1,528,500		PT Ramayana Lestari Sentosa Tbk	219
395,481	e	RadioShack Corp	1,329
1,179,500	*	Rakuten, Inc	12,063
86,937	e	Reitmans Canada Ltd	884
27,945	e	Reject Shop Ltd	488

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

229,374	e	Rent-A-Center, Inc	$8,473
26,525	*,e	Restoration Hardware Holdings, Inc	928
154,022		RONA, Inc	1,695
1,021,719		Ross Stores, Inc	61,937
53,682	*,e	Rue21, Inc	1,578
25,300		Ryohin Keikaku Co Ltd	1,993
1,352,000	e	SA SA International Holdings Ltd	1,311
826,362		SACI Falabella	9,959
437,754	*,e	Saks, Inc	5,021
622,503	*,e	Sally Beauty Holdings, Inc	18,289
43,500	e	Sanrio Co Ltd	1,932
60,697		Sears Canada, Inc	584
44,821	*,e	Sears Holdings Corp	2,240
12,383	*	Sears Hometown and Outlet Stores, Inc	500
410,437	*	Select Comfort Corp	8,114
80,500		Senshukai Co Ltd	659
23,754	*	Seobu Truck Terminal Co Ltd	485
32,900	e	Seria Co Ltd	822
104,200		Shimachu Co Ltd	2,509
7,745		Shimamura Co Ltd	906
7,801		Shinsegae Co Ltd	1,558
3,589		Shinsegae International Co Ltd	244
1,442,000		Shirble Department Stores	74
47,658		Shoe Carnival, Inc	974
152,560	*	Shutterfly, Inc	6,739
1,237,000		Sichuan Xinhua Winshare Chainstore Co Ltd	684
995,670	e	Signet Jewelers Ltd	66,710
25,000		Signet Jewelers Ltd (London)	1,694
591,425	e	Silver base Group Holdings Ltd	180
152,976		Sonic Automotive, Inc (Class A)	3,390
16,835	*	Sourceforge, Inc	249
739,876	*	Sports Direct International plc	4,793
154,538		Stage Stores, Inc	3,999
5,689,817	e	Staples, Inc	76,414
65,900	e	Start Today Co Ltd	837
127,274	e	Stein Mart, Inc	1,067
38,553	e	Stockmann Oyj Abp (B Share)	604
257,516		Super Cheap Auto Group Ltd	3,324
598,761	*	Super Group Ltd	1,584
35,840	*	SuperGroup plc	331
35,350	e	Systemax, Inc	350
413,995	e	Takashimaya Co Ltd	4,107
47,131		Takkt AG.	770
3,620,562		Target Corp	247,827
36,200		Telepark Corp	420
7,638,865		Test-Rite International Co	5,635
154,138		Thorn Group Ltd	331
345,508	e	Tiffany & Co	24,027
47,048	*,e	Tilly’s, Inc	598
4,008,589		TJX Companies, Inc	187,402
7,100		Tokyo Derica Co Ltd	94
19,706		Tom Tailor Holding AG.	444

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

182,433		Tractor Supply Co	$18,997
908,806	e	Trade Me Ltd	3,601
1,143		Trent Ltd	21
220,493	*	TripAdvisor, Inc	11,580
782,468		Truworths International Ltd	7,675
217,000		Tsann Kuen Enterprise Co Ltd	367
175,603		Tsutsumi Jewelry Co Ltd	4,878
235,353	*	Tuesday Morning Corp	1,826
262,583		Ulta Salon Cosmetics & Fragrance, Inc	21,314
642,488		United Arrows Ltd	21,990
438,437	*	Urban Outfitters, Inc	16,985
53,902	*,e	US Auto Parts Network, Inc	65
26,995		USS Co Ltd	3,105
8,383		Valora Holding AG.	1,713
76,805	*,e	Vitacost.com, Inc	555
136,940	*	Vitamin Shoppe, Inc	6,690
158,765		Warehouse Group Ltd	464
28,048		Webjet Ltd	139
62,624	*	West Marine, Inc	716
489,303	*	Wet Seal, Inc (Class A)	1,478
135,445	*	WEX, Inc	10,632
617,065	e	WH Smith plc	7,003
171,867	e	Williams-Sonoma, Inc	8,855
7,915	e	Winmark Corp	499
1,176,371		Woolworths Holdings Ltd	9,032
137,041	e	Wotif.com Holdings Ltd	709
37,900		Xebio Co Ltd	806
136,060	e	Yamada Denki Co Ltd	6,243
43,700		Yellow Hat Ltd	689
95,438	*,e	Yoox S.p.A	1,794
745,000	e	Zhongsheng Group Holdings Ltd	905
3,016	*	zooplus AG.	158
76,643	*,e	Zumiez, Inc	1,755

		TOTAL RETAILING	4,255,685

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
856,000		A-DATA Technology Co Ltd	1,403
258,229	*	Advanced Energy Industries, Inc	4,726
1,245,837	*,e	Advanced Micro Devices, Inc	3,177
9,825,537		Advanced Semiconductor Engineering, Inc	8,042
116,712	e	Advantest Corp	1,652
128,831	e	Aixtron AG.	1,883
544,000		ALI Corp	613
86,704	*,e	Alpha & Omega Semiconductor Ltd	770
972,366	e	Altera Corp	34,490
53,700	*	Ambarella, Inc	841
26,422	*	Aminologics Co Ltd	40
282,722	*,e	Amkor Technology, Inc	1,131
233,780	*,e	Anadigics, Inc	468
844,636		Analog Devices, Inc	39,267
2,189,356		Applied Materials, Inc	29,513
242,326	*	Applied Micro Circuits Corp	1,798

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

438,122		Ardentec Corp	$292
2,145,011		ARM Holdings plc	30,224
10,331	*	Asia Pacific Systems, Inc	103
61,327		ASM International NV	2,039
215,936	e	ASM Pacific Technology	2,377
260,450		ASML Holding NV	17,543
808,516	*,e	Atmel Corp	5,627
115,121	*	ATMI, Inc	2,582
50,764	*,e	Atto Co Ltd	239
92,910	*	AUK Corp	166
59,761		Austriamicrosystems AG.	6,748
2,032,105		Avago Technologies Ltd	72,993
585,134	*	Axcelis Technologies, Inc	731
5,100	e	Axell Corp	111
153,584	*	AXT, Inc	452
60,123		BE Semiconductor Industries NV	517
4,798,787		Broadcom Corp (Class A)	166,374
411,715	e	Brooks Automation, Inc	4,191
83,416		Cabot Microelectronics Corp	2,899
48,309		Capella Microsystems Taiwan, Inc	333
335,881	*,e	Cavium Networks, Inc	13,036
128,752	*,e	Ceva, Inc	2,009
11,538	*,e,m	China Energy Savings Technology, Inc	0	^
2,603,000		Chipbond Technology Corp	5,911
244,248	*,e	Cirrus Logic, Inc	5,557
94,576		Cohu, Inc	885
206,742	*,e	Cree, Inc	11,311
313,233		CSR plc	2,299
121,292	*	Cymer, Inc	11,656
464,230	e	Cypress Semiconductor Corp	5,120
272,616	e	Dainippon Screen Manufacturing Co Ltd	1,234
74,209	*,e	Dialog Semiconductor plc	987
132,578	*	Diodes, Inc	2,781
37,672	e	Disco Corp	2,149
28,380	*,e	Dongbu HiTek Co Ltd	164
90,065	*	DSP Group, Inc	727
20,687	*,e	Duksan Hi-Metal Co Ltd	507
117,482		Edison Opto Corp	159
488,000		Elan Microelectronics Corp	1,080
252,000		Elite Semiconductor Memory Technology, Inc	263
12,506	e	ELK Corp	213
155,100	*,m	Elpida Memory, Inc	0	^
209,571		eMemory Technology, Inc	447
728,225	*	Entegris, Inc	7,180
355,565	*,e	Entropic Communications, Inc	1,447
8,127	e	Eo Technics Co Ltd	248
892,147		Epistar Corp	1,600
438,167	*	E-Ton Solar Tech Co Ltd	159
18,025		Eugene Technology Co Ltd	316
144,548	*	Exar Corp	1,518
838,489	*	Fairchild Semiconductor International, Inc	11,856
339,101		Faraday Technology Corp	397

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

264,571	*,e	First Solar, Inc	$7,133
878,000		Forhouse Corp	441
214,803	*	Formfactor, Inc	1,010
353,000		Formosa Advanced Technologies Co Ltd	229
523,000	*	Formosa Epitaxy, Inc	406
913,567	*,e	Freescale Semiconductor Holdings Ltd	13,603
3,000		Furuya Metal Co Ltd	82
10,491,800	e	GCL Poly Energy Holdings Ltd	2,149
29,927	*,e	GemVax & Kael Co Ltd	1,135
264,819	*	Genesis Photonics, Inc	194
26,150		Giga Solar Materials Corp	220
446,850	*	Gintech Energy Corp	393
58,000		Global Lighting Technologies, Inc	78
172,000		Global Mixed Mode Technology, Inc	568
117,000		Global Unichip Corp	362
130,000		Greatek Electronics, Inc	104
194,561	*	Green Energy Technology, Inc	161
86,142	*	GSI Technology, Inc	568
447,521	*,e	GT Solar International, Inc	1,472
1,049,700		Hana Microelectronics PCL	905
6,000,000	*,e	Hanergy Solar Group Ltd	383
32,950	e	Hanmi Semiconductor Co Ltd	269
12,651	*,e	Hansol LCD, Inc	243
69,600		Hermes Microvision, Inc	1,687
113,952	*	Hittite Microwave Corp	6,901
458,000		Holtek Semiconductor, Inc	543
996,840	*	Hynix Semiconductor, Inc	26,392
14,602	*,e	ICD Co Ltd	177
407,000		ILI Technology Corp	1,301
24,010	e	Iljin Display Co Ltd	487
254,626	*	Imagination Technologies Group plc	1,915
766,067		Infineon Technologies AG.	6,061
2,899,377	*	Inotera Memories, Inc	826
95,060	*	Inphi Corp	993
600,019	*	Integrated Device Technology, Inc	4,482
46,175	*	Integrated Memory Logic Ltd	143
122,544	*	Integrated Silicon Solution, Inc	1,124
16,620,590		Intel Corp	363,160
49,941	*	Intermolecular, Inc	509
635,025	*,e	International Rectifier Corp	13,431
527,278		Intersil Corp (Class A)	4,593
635,648	*	IQE plc	254
161,000	*	ITE Technology, Inc	141
106,665		IXYS Corp	1,023
37,876	*,e	Jusung Engineering Co Ltd	229
1,669,000		King Yuan Electronics Co Ltd	1,134
333,869		Kinsus Interconnect Technology Corp	1,036
309,374		Kla-Tencor Corp	16,316
10,973	e	Koh Young Technology, Inc	323
71,130		Kontron AG.	387
267,732	*,e	Kopin Corp	991
5,389	*	Kulicke & Soffa Industries, Inc	62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,369,274	*	Lam Research Corp	$56,770
619,386	*	Lattice Semiconductor Corp	3,376
8,891	e	LEENO Industrial Inc	277
292,726	*	Lextar Electronics Corp	324
1,221,728		Linear Technology Corp	46,878
142,000		Lingsen Precision Industries Ltd	77
655,000		Lite-On Semiconductor Corp	360
1,961,615	*	LSI Logic Corp	13,300
169,239	*	LTX-Credence Corp	1,022
16,088	*,e	Lumens Co Ltd	136
23,195	*,e	MA-COM Technology Solutions	373
19,000		Macroblock, Inc	67
3,634,540		Macronix International	1,045
2,575,489		Marvell Technology Group Ltd	27,249
217,209	*,e	Mattson Technology, Inc	300
2,555,106		Maxim Integrated Products, Inc	83,424
78,013	*,e	MaxLinear, Inc	484
1,469,166		MediaTek, Inc	16,791
21,800	*,e	Megachips Corp	346
44,406		Melexis NV	830
13,057	e	Melfas, Inc	227
49,210	*	Mellanox Technologies Ltd	2,723
1,168,216	*	MEMC Electronic Materials, Inc	5,140
199,376		Micrel, Inc	2,095
379,941	e	Microchip Technology, Inc	13,967
3,814,750	*	Micron Technology, Inc	38,071
43,259		Micronas Semiconductor Holdings, Inc	310
343,875	*	Microsemi Corp	7,968
21,900		Mimasu Semiconductor Industry Co Ltd	212
118,167	*,e	Mindspeed Technologies, Inc	393
97,800		Mitsui High-Tec, Inc	740
307,197		MKS Instruments, Inc	8,356
115,409		Monolithic Power Systems, Inc	2,813
121,641	*,e	MoSys, Inc	573
452,720	*	Motech Industries, Inc	464
37,000		MPI Corp	85
268,699		MStar Semiconductor, Inc	2,178
85,599	*,e	Nanometrics, Inc	1,235
578,277		Neo Solar Power Corp	435
67,733	*	NeoPhotonics Corp Ltd	346
16,406		NEPES Corp	271
76,000	*	Nexolon Co Ltd	109
169,803	e	Nordic Semiconductor ASA	536
1,606,126		Novatek Microelectronics Corp Ltd	7,044
65		Nuflare Technology, Inc	390
19,948	*,e	NVE Corp	1,125
1,101,942		Nvidia Corp	14,127
866,852	*	NXP Semiconductors NV	26,231
193,653	*,e	Omnivision Technologies, Inc	2,669
4,181,074	*	ON Semiconductor Corp	34,619
1,366,000		Opto Technology Corp	565
50,000		Orise Technology Co Ltd	77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

24,728	*,e	Osung LST Co Ltd	$103
263,000	*	Pan Jit International, Inc	104
25,000		Parade Technologies Ltd	242
88,654	*	PDF Solutions, Inc	1,420
26,450	*,e	Peregrine Semiconductor Corp	258
101,561	*	Pericom Semiconductor Corp	692
150,247		Phison Electronics Corp	1,221
227,299	*	Photronics, Inc	1,518
132,613		Pixart Imaging, Inc	292
219,339	*	PLX Technology, Inc	1,000
372,064	*,e	PMC - Sierra, Inc	2,526
112,597		Power Integrations, Inc	4,888
634,025		Powertech Technology, Inc	1,069
142,826	*,e	QuickLogic Corp	351
534,160		Radiant Opto-Electronics Corp	2,121
484,952	*	Rambus, Inc	2,721
1,731,691		Realtek Semiconductor Corp	3,975
1,529,000		Regent Manner International Ltd	302
1,076,228	*,e	Renewable Energy Corp AS	213
3,096,971	*	RF Micro Devices, Inc	16,476
165,861		Richtek Technology Corp	960
164,801		Rohm Co Ltd	5,714
61,756	*,e	Rubicon Technology, Inc	408
120,809	*	Rudolph Technologies, Inc	1,423
252,270		Samsung Electronics Co Ltd	343,851
33,109	e	Samsung Electronics Co Ltd (Preference)	25,925
3,358	*	San Chih Semiconductor Co	3
155,000	e	Sanken Electric Co Ltd	625
12,390,000	*,e	Semiconductor Manufacturing International	738
228,736	*	Semtech Corp	8,095
47,001		Seoul Semiconductor Co Ltd	1,234
90,000		Shindengen Electric Manufacturing Co Ltd	364
182,400	e	Shinko Electric Industries	1,523
135,257	*	Sigma Designs, Inc	659
30,680	*,e	Signetics Corp	96
754,000		Sigurd Microelectronics Corp	775
193,057	*	Silex Systems Ltd	666
341,255	*	Silicon Image, Inc	1,658
1,350,000		Silicon Integrated Systems Corp	461
80,581	*	Silicon Laboratories, Inc	3,333
10,655	e	Silicon Works Co Ltd	224
3,552,631		Siliconware Precision Industries Co	4,114
126,101	e	Simm Tech Co Ltd	981
669,300		Sino-American Silicon Products, Inc	871
65,000		Sitronix Technology Corp	93
533,099	*	Skyworks Solutions, Inc	11,744
148,621	*,e	SOITEC	558
3,106,665	*	Solargiga Energy Holdings Ltd	165
155,450	*	Solartech Energy Corp	105
119,379	e	Solarworld AG.	130
401,000		Sonix Technology Co Ltd	580
212,362	*,e	Spansion, Inc	2,733

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

440,947	e	Spreadtrum Communications, Inc (ADR)	$9,044
886,353		STMicroelectronics NV	6,848
106,724	*,e	STR Holdings, Inc	232
37,592	e	STS Semiconductor & Telecommunications	211
128,925	*,e	Sumco Corp	1,467
1,407,000	*	Sunplus Technology Co Ltd	433
223,238	*,e	SunPower Corp	2,576
41,728		Supertex, Inc	927
25,119	*	Suss Microtec AG.	288
327,958		TA-I Technology Co Ltd	180
45,478,560		Taiwan Semiconductor Manufacturing Co Ltd	152,319
597,969		Taiwan Surface Mounting Technology Co Ltd	991
431,000		Tekcore Co Ltd	187
1,351,162	*,e	Teradyne, Inc	21,916
199,446		Tessera Technologies, Inc	3,740
2,811,785		Texas Instruments, Inc	99,762
199,341	e	Tokyo Electron Ltd	8,505
43,300		Tokyo Seimitsu Co Ltd	908
565,860		Topco Scientific Co Ltd	1,029
8,696	*,e	Toptec Co Ltd	142
1	*	Tower Semiconductor Ltd	0	^
509,708		Transcend Information, Inc	1,656
677,030	*	Triquint Semiconductor, Inc	3,419
1,746,000	m	Trony Solar Holdings Co Ltd.	71
27,000		Ubright Optronics Corp	132
50,400		UKC Holdings Corp	1,157
92,453	*	Ultra Clean Holdings	601
189,538	*	Ultratech, Inc	7,492
43,000	e	Ulvac, Inc	358
971,100		Unisem M BHD	277
14,027,822		United Microelectronics Corp	5,229
408,029	*	Unity Opto Technology Co Ltd	386
868,000		Vanguard International Semiconductor Corp	805
149,583	*,e	Veeco Instruments, Inc	5,733
655,500	*	Via Technologies, Inc	447
282,425		Visual Photonics Epitaxy Co Ltd	323
176,478	*	Volterra Semiconductor Corp	2,506
298,833		Wafer Works Corp	165
429,000	*	Walton Advanced Engineering, Inc	126
540,737		Win Semiconductors Corp	611
3,787,000	*	Winbond Electronics Corp	741
49,230	*	Woongjin Energy Co Ltd	109
1,294,978		Xilinx, Inc	49,429
100,329		Youngtek Electronics Corp	253

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,313,855

SOFTWARE & SERVICES - 7.2%
233,374	*	Accelrys, Inc	2,278
3,124,977		Accenture plc	237,405
233	*	Access Co Ltd	149
136,633	*	ACI Worldwide, Inc	6,676
143,609	*,e	Active Network, Inc	602

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

986,565		Activision Blizzard, Inc	$14,374
5,300	*,e	Actoz Soft Co Ltd	277
201,655	*	Actuate Corp	1,210
373,744	*	Acxiom Corp	7,624
2,287,140	*	Adobe Systems, Inc	99,513
119,964	*	Advent Software, Inc	3,355
4,984	e	Ahnlab, Inc	317
1,070,864	*	Akamai Technologies, Inc	37,791
655,714	*,e	Alliance Data Systems Corp	106,154
297,347		Alpha Systems, Inc	4,271
56,961		Alten	2,256
122,277	*	Altran Technologies S.A.	849
383,996		Amadeus IT Holding S.A.	10,409
556,728		Amdocs Ltd	20,181
92,384	e	American Software, Inc (Class A)	769
126,770	*,e	Angie’s List, Inc	2,505
323,874	*	Ansys, Inc	26,370
694,113		AOL, Inc	26,716
264,387		Argo Graphics, Inc	3,886
300,000		ASG Group Ltd	131
692,871	*	Aspen Technology, Inc	22,373
126,281		Asseco Poland S.A.	1,631
502,661		Atos Origin S.A.	34,637
882,810	*	Autodesk, Inc	36,407
1,453,156		Automatic Data Processing, Inc	94,484
455,239		Aveva Group plc	15,698
191,719	*,e	AVG Technologies NV	2,669
4,275		Axway Software S.A.	81
31,764		Babylon Ltd	160
160,135	*,e	Bankrate, Inc	1,912
38,863	*,e	Bazaarvoice, Inc	284
37,444		Bechtle AG.	1,741
17,800	e	Bit-isle, Inc	248
167,763		Blackbaud, Inc	4,971
368,457	*,e	Blinkx plc	476
242,016	*,e	Blucora, Inc	3,746
411,564	*	BMC Software, Inc	19,068
109,542	e	Booz Allen Hamilton Holding Co	1,472
125,932	*	Bottomline Technologies, Inc	3,590
21,784	*,e	Brightcove, Inc	135
311,734		Broadridge Financial Solutions, Inc	7,743
96,334	*,e	BroadSoft, Inc	2,550
1,197,816		CA, Inc	30,149
89,459	*,e	CACI International, Inc (Class A)	5,177
688,811	*	Cadence Design Systems, Inc	9,595
118,711	*,e	Callidus Software, Inc	543
542,113		Cap Gemini S.A.	24,704
103,186	e	Capcom Co Ltd	1,661
36,728	*,e	Carbonite, Inc	402
212,312	*	Cardtronics, Inc	5,830
465,414	e	carsales.com.au Ltd	4,569
40,057	e	Cass Information Systems, Inc	1,684

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,536		Cegid Group	$216
381,798	*	CGI Group, Inc	10,377
1,060,000	*,e	Chinasoft International Ltd	238
25,000		Chinese Gamer International Corp	47
248,968	*	Ciber, Inc	1,170
517,223	*,e	Citrix Systems, Inc	37,323
55,620	*,m	Clinical Data, Inc	53
2,657		CMC Ltd	66
805,034	*	Cognizant Technology Solutions Corp (Class A)	61,674
11,933	*,e	Com2uSCorp	551
210,750	*	Commvault Systems, Inc	17,277
566,787		Companhia Brasileira de Meios de Pagamento	16,697
188,908		Computacenter plc	1,553
810,177		Computer Sciences Corp	39,885
60,912		Computer Task Group, Inc	1,303
562,176		Computershare Ltd	5,995
1,522,156	*	Compuware Corp	19,027
127,624	*	comScore, Inc	2,142
76,206	*	Comverse, Inc	2,137
116,858	*,e	Concur Technologies, Inc	8,023
317,109	*,e	Constant Contact, Inc	4,116
457,351		Convergys Corp	7,789
53,972		Core Projects & Technologies Ltd	51
126,361	*,e	Cornerstone OnDemand, Inc	4,309
98,183	*,e	CoStar Group, Inc	10,747
582,869	e	CSE Global Ltd	407
204,246	*	CSG Systems International, Inc	4,328
281,498	e	Cupid plc	368
53,283	*	CUROCOM Co Ltd	117
155,252		Cyberlink Corp	500
15,785	*,e	Danal Co Ltd	179
38,050	e	Daou Technology, Inc	605
46,008		Dassault Systemes S.A.	5,323
17,205	e	Daum Communications	1,415
160,481	*	DealerTrack Holdings, Inc	4,715
97,501	*,e	Demand Media, Inc	841
24,339	*,e	Demandware, Inc	617
59,589	e	Dena Co Ltd	1,625
156,419	*,e	Dice Holdings, Inc	1,585
167	e	Digital Garage, Inc	556
127,191	*	Digital River, Inc	1,798
33,006		DMRC Corp	725
21,551	e	Dragonfly GF Co Ltd	220
273,600		DST Systems, Inc	19,499
27,300		DTS Corp	449
11,080	e	DuzonBIzon Co Ltd	125
107		Dwango Co Ltd	439
6,400	*,e	E2open, Inc	128
669,151		Earthlink, Inc	3,627
7,019,110	*	eBay, Inc	380,576
99,661	e	Ebix, Inc	1,617
93,694		Econocom Group	757

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

925,091	*	Electronic Arts, Inc	$16,374
255,627	*	Ellie Mae, Inc	6,148
176,430		Ementor ASA	1,965
5,436		Engineering Ingegneria Informatica S.p.A.	210
70,760	*	Envestnet, Inc	1,239
18,242	*,e	Envivio, Inc	31
34,759		EOH Holdings Ltd	188
48,209	*	EPAM Systems, Inc	1,120
105,785		EPIQ Systems, Inc	1,484
16,550		ePlus, Inc	765
338,522	*,e	Equinix, Inc	73,226
216,473	*	Euronet Worldwide, Inc	5,702
13,100	*	EXA Corp	125
47,922	*,e	ExactTarget, Inc	1,115
110,823	*	ExlService Holdings, Inc	3,644
1,504,329	*	Facebook, Inc	38,481
112,690	e	Factset Research Systems, Inc	10,435
168,093		Fair Isaac Corp	7,680
148,104	*	FalconStor Software, Inc	397
954,467		Fidelity National Information Services, Inc	37,816
77,885		Fidessa Group plc	2,306
31,893		Financial Technologies India Ltd	418
1,069,647	*,e	First American Corp	27,661
459,205	*	Fiserv, Inc	40,332
430,167	*	FleetCor Technologies, Inc	32,981
29,435	*,e	FleetMatics Group plc	714
50,682		Forrester Research, Inc	1,604
951,439	*	Fortinet, Inc	22,530
125,728		F-Secure Oyj	274
46,400		FUJI SOFT, Inc	1,123
206		Future Architect, Inc	96
97,000		Gamania Digital Entertainment Co Ltd	79
13,393	*,e	GameHi Co Ltd	94
163,139	*,e	GameLoft	1,067
8,350	*	Gamevil, Inc	750
234,408	*	Gartner, Inc	12,754
312,192		Genpact Ltd	5,679
617,254		Geodesic Information Systems Ltd	108
141,205	*,e,m	Gerber Scientific, Inc	0	^
83,082		GFI Informatique	362
361,015	*	Global Cash Access, Inc	2,545
522,855	e	Global Payments, Inc	25,965
75,303		Glodyne Technoserve Ltd	15
181,649	*,e	Glu Mobile, Inc	541
62,300		GMO internet, Inc	593
10,200		GMO Payment Gateway, Inc	237
5,265		Golfzon Co Ltd	298
1,230,252	*	Google, Inc (Class A)	976,857
17,000		Gourmet Navigator, Inc	216
350,000	*,e	Gravity Co Ltd (ADR)	448
240,848	*,e	Gree, Inc	3,034
26,005		Groupe Steria SCA	352

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

53,372	*,e	Guidance Software, Inc	$579
102,865	*	Guidewire Software, Inc	3,954
620	*,e	GungHo Online Entertainment Inc	2,648
14,999		Haansoft, Inc	253
108,216		Hackett Group, Inc	495
31,308		HCL Infosystems Ltd	22
336,197		HCL Technologies Ltd	4,925
176,808	e	Heartland Payment Systems, Inc	5,829
314,545		Hexaware Technologies Ltd	491
115,582	*,e	Higher One Holdings, Inc	1,028
67,702	e	HIQ International AB	410
477,298		IAC/InterActiveCorp	21,326
114,883	*	iGate Corp	2,161
37,419	*,e	Imperva, Inc	1,441
225,350	*	Indian Infotech & Software Ltd.	94
320,560	e	Indra Sistemas S.A.	3,829
25,605	e	Industrial & Financial Systems	458
480,493		Ines Corp	3,664
102,235	*,e	Infoblox, Inc	2,219
273,111	*	Informatica Corp	9,414
202,400		Information Development Co	1,092
39,800		Information Services International-Dentsu Ltd	416
735,143		Infosys Technologies Ltd	39,226
6,220	*	Infraware, Inc	64
82,329	*,e	Innodata Isogen, Inc	284
1,064,615	*	Innovation Group plc	412
7,000		Insyde Software Corp	17
50,315	*	Interactive Intelligence, Inc	2,231
192,865	*	Internap Network Services Corp	1,803
4,396,171		International Business Machines Corp	937,703
91,000		International Games System Co Ltd	277
27,000		Internet Initiative Japan, Inc	913
1,784,295		Intuit, Inc	117,139
195,591	*,e	Ipass, Inc	387
129,570	e	Iress Market Technology Ltd	1,053
235,860		IT Holdings Corp	3,084
47,621	e	Itochu Techno-Science Corp	2,358
197,456	e	j2 Global, Inc	7,742
222,463		Jack Henry & Associates, Inc	10,280
7,374	e	JCEntertainment Corp	115
54,994	*,e	Jive Software, Inc	836
4,799	*,e	Joymax Co Ltd	182
111,000	e	Kakaku.com, Inc	2,795
51,700		Keynote Systems, Inc	722
11,067	e	Kginicis Co Ltd	137
2,704,000	*,e	Kingdee International Software Group Co Ltd	447
904,000		Kingsoft Corp Ltd	834
126,394	*,e	Knot, Inc	1,264
116,231	*	Kofax plc	560
177,917	e	Konami Corp	3,561
34,112	*	KT Hitel Co Ltd	332
433,002		Lender Processing Services, Inc	11,024

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

228,312	*,e	Limelight Networks, Inc	$470
328,768	*	LinkedIn Corp	57,883
224,400	*	Linx S.A.	3,526
228,647	*	Lionbridge Technologies	885
90,237	*,e	Liquidity Services, Inc	2,690
274,045	*,e	Liveperson, Inc	3,722
4,000	*	Livesense, Inc	187
88,787	*,e	LogMeIn, Inc	1,706
63,045		MacDonald Dettwiler & Associates Ltd	4,313
75,200	e	Macromill, Inc	944
76,908	*,e	magicJack VocalTec Ltd	1,077
18,100		Mail.ru (GDR)	501
130,174	*	Manhattan Associates, Inc	9,671
80,659	e	Mantech International Corp (Class A)	2,167
85,184		Marchex, Inc (Class B)	359
78,441	*,e	Market Leader, Inc	703
580,221		Mastercard, Inc (Class A)	313,975
66,035		Matrix IT Ltd	304
37,052	*,e	Mattersight Corp	159
170,647		MAXIMUS, Inc	13,647
47,350	*,e	MeetMe, Inc	108
370,676		Mentor Graphics Corp	6,691
14,969	e	Mercadolibre, Inc	1,445
343,273		Micro Focus International plc	3,584
201,239	*,e	Micros Systems, Inc	9,158
31,312,096		Microsoft Corp	895,839
124,687	*	MicroStrategy, Inc (Class A)	12,603
40,552	*,e	Millennial Media, Inc	258
7,400		MindTree Ltd	125
12,200		Mitsubishi Research Institute, Inc	267
6,100	e	Mixi Inc	108
68,844	*,e	Model N, Inc	1,364
182,424	*	ModusLink Global Solutions, Inc	602
107,127	*	MoneyGram International, Inc	1,939
668,517		Moneysupermarket.com Group plc	2,015
14,500,714	*	Monitise plc	8,152
140,575	e	Monotype Imaging Holdings, Inc	3,339
520,782	*,e	Monster Worldwide, Inc	2,640
186,791	*	Move, Inc	2,232
2,809	*,e	NCI, Inc (Class A)	14
17,494	e	NCsoft	2,449
16,600		NEC Fielding Ltd	212
91,000		NEC Networks & System Integration Corp	1,784
12,273		Nemetschek AG.	741
1,900	*	Neowiz Corp	24
15,903	*	Neowiz Games Corp	291
5,740	*	Neowiz Internet Corp	53
33,617		Net Entertainment NE AB	486
207,400	e	NET One Systems Co Ltd	1,828
247,500	e	NetDragon Websoft, Inc	284
196,783	*	Netscout Systems, Inc	4,835
93,509	*,e	NetSuite, Inc	7,486

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

673,578	*	NeuStar, Inc (Class A)	$31,342
950,700	*	Nexon Co Ltd	9,281
52,039		NHN Corp	12,580
263,694		NIC, Inc	5,052
49,131	*	Nice Systems Ltd	1,807
169		NIFTY Corp	277
75,900	e	Nihon Unisys Ltd	625
10,913		NIIT Ltd	4
17,491		NIIT Technologies Ltd	91
125,984		Nintendo Co Ltd	13,619
46,100		Nippon System Development Co Ltd	523
231,702		Nomura Research Institute Ltd	5,984
27,200		NS Solutions Corp	525
2,166	e	NTT Data Corp	7,152
778,721	*,e	Nuance Communications, Inc	15,715
6,300		OBIC Business Consultants Ltd	353
8,410		Obic Co Ltd	1,950
100,521	*	Open Text Corp	5,941
84,378	*,e	OpenTable, Inc	5,314
104,600	e	Opera Software ASA	670
22,274,239		Oracle Corp	720,349
13,991		Oracle Corp Japan	631
76,421		Otsuka Corp	8,327
717,700		Pacific Online	270
807,512	e	Paychex, Inc	28,319
65,832		PC Home Online	272
275,000		PCA Corp	3,226
83,032	e	Pegasystems, Inc	2,332
163,520	*	Perficient, Inc	1,907
48,502	*	Pervasive Software, Inc	445
502,997		Playtech Ltd	4,830
80,000		Polaris Software Lab Ltd	164
96,454	e	POSDATA Co Ltd	710
77,417	*	PRG-Schultz International, Inc	538
295,929	*	Progress Software Corp	6,741
23,224	*,e	Proofpoint, Inc	392
98,887	*	PROS Holdings, Inc	2,687
14,123		PSI AG. Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	285
553,185	*	PTC, Inc	14,101
30,676	e	QAD, Inc (Class A)	394
501,680	*,e	QLIK Technologies, Inc	12,958
18,754	*	Qualys, Inc	231
128,572	*,e	QuinStreet, Inc	768
269,572	*	Rackspace Hosting, Inc	13,608
80,305	e	RealNetworks, Inc	619
126,868	*,e	RealPage, Inc	2,627
988,730	*,e	Red Hat, Inc	49,990
14,858		Reply S.p.A.	568
159,334	*	Responsys, Inc	1,410
90,891		Rolta India Ltd	110
34,584	*	Rosetta Stone, Inc	532

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

258,497	*	Rovi Corp	$5,534
110,535	*	Saba Software, Inc	879
1,833,179		Sage Group plc	9,560
836,255	e	SAIC, Inc	11,331
577,228	*	Salesforce.com, Inc	103,226
238,600		Samart Corp PCL	227
1,428,016		SAP AG.	114,851
33,048	e	Sapiens International Corp NV	180
532,075		Sapient Corp	6,486
1,272,124	*	Satyam Computer Services Ltd	3,012
20,016		SBSi Co Ltd	274
88,062	*,e	Sciquest, Inc	2,117
98,337		SDL plc	589
102,498	*,e	Seachange International, Inc	1,219
77,952	*,e	ServiceNow, Inc	2,822
179,477	*,e	ServiceSource International LLC	1,269
239,630		Shanghai Baosight Software Co Ltd	320
9,236	e	SimCorp AS	2,482
289		Simplex Technology, Inc	104
205,040	*,e	Sina Corp	9,963
29,321		SK C&C Co Ltd	2,636
14,948	*,e	SK Communications Co Ltd	115
87,475		SMS Management & Technology Ltd	463
93,089		Software AG.	3,607
108,540		Soft-World International Corp	184
437,401	*	SolarWinds, Inc	25,850
175,232		Solera Holdings, Inc	10,221
659,667		Sonda S.A.	2,301
9,506		Sopra Group S.A.	704
107,260	*	Sourcefire, Inc	6,353
28,990	*,e	Spark Networks, Inc	204
219,894	*	Splunk, Inc	8,802
40,805	*,e	SPS Commerce, Inc	1,741
214,415	e	Square Enix Co Ltd	2,302
126,382	*	SS&C Technologies Holdings, Inc	3,789
50,929	*	Stamps.com, Inc	1,272
93,070		Sumisho Computer Systems Corp	1,799
640,000		SUNeVision Holdings Ltd	162
182,207	*	SupportSoft, Inc	762
202,409	*	SYKES Enterprises, Inc	3,230
4,027,118	*	Symantec Corp	99,389
24,476	*,e	Synacor, Inc	73
97,740	*	Synchronoss Technologies, Inc	3,033
708,023	*	Synopsys, Inc	25,404
81,441		Syntel, Inc	5,499
19,800	e	Systena Corp	184
356,000		Systex Corp	433
225,388	*	TA Indigo Holding Corp	1,433
773,330	*	Take-Two Interactive Software, Inc	12,489
108,173	*,e	Tangoe, Inc	1,340
983,101		Tata Consultancy Services Ltd	28,544
52,101	*	TechTarget, Inc	255

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

210,282		Tecmo Koei Holdings Co Ltd	$2,071
828,123		Telecity Group plc	11,393
144,844	*	TeleNav, Inc	934
98,740	*	TeleTech Holdings, Inc	2,094
88,135	*,e	Temenos Group AG.	2,094
1,747,800		Tencent Holdings Ltd	55,903
282,958	*	Teradata Corp	16,556
3,275		Tessi S.A.	354
463,925	*	TIBCO Software, Inc	9,381
153,582	e	Tietoenator Oyj	3,257
560,201	*	TiVo, Inc	6,941
717,248		Total System Services, Inc	17,773
140,100		Totvus S.A.	2,873
80,200	*	Trans Cosmos, Inc/Japan	1,195
1,279,999		Travelsky Technology Ltd	844
63,275	*,e	Travelzoo, Inc	1,352
43,051	*	Trend Micro, Inc	1,209
25,961	*	Trulia, Inc	815
146,027	*	Tyler Technologies, Inc	8,946
119,763	*	Ubisoft Entertainment	1,296
97,982	*	Ultimate Software Group, Inc	10,206
259,500	*,e	Unisys Corp	5,904
36,234		Unit 4 Agresso NV	1,179
16,512		United Internet AG.	402
318,260		United Online, Inc	1,919
340,046	*,e	Unwired Planet, Inc	755
563,226		UXC Ltd	725
404,073	*	Valueclick, Inc	11,940
348,578	*	Vantiv, Inc	8,275
125,051	*,e	Vasco Data Security International	1,055
274,574	*	VeriFone Systems, Inc	5,678
194,314	*	Verint Systems, Inc	7,102
940,032	e	VeriSign, Inc	44,445
148,050	*,e	VirnetX Holding Corp	2,838
72,408	*	Virtusa Corp	1,720
2,475,474	e	Visa, Inc (Class A)	420,434
394,696	*,e	VistaPrint Ltd	15,259
709,338	*,e	VMware, Inc (Class A)	55,953
83,880	*	Vocus, Inc	1,187
287,403	*	WebMD Health Corp (Class A)	6,990
142,898	*	Websense, Inc	2,143
122,953	*,e	Website Pros, Inc	2,100
17,589	*,e	Webzen, Inc	155
11,460	e	WeMade Entertainment Co Ltd	481
1,867,644		Western Union Co	28,089
773,591		Wipro Ltd	6,239
167,911		Wirecard AG.	4,652
160,398	*,e	Workday, Inc	9,885
335,155	*	Xchanging plc	677
2,100	*	Xoom Corp	48
79,282	e	Yahoo! Japan Corp	36,574
7,124,683	*	Yahoo!, Inc	167,644

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

230,303	*	Yandex NV	$5,325
27,085	*,e	Yelp, Inc	642
299,600		YTL E-Solutions BHD	61
243,594	*,e	Zix Corp	872
342,515	*,e	Zynga, Inc	1,151

		TOTAL SOFTWARE & SERVICES	8,167,067

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
256,263	*,e	3D Systems Corp	8,262
55,933	*	3S Korea Co Ltd	446
61,400	*,e	5N Plus, Inc	129
1,387,000	e	AAC Technologies Holdings, Inc	6,687
1,319,292		Accton Technology Corp	773
2,568,974	*	Acer, Inc	2,240
15,320		Acme Electronics Corp	20
114,539	*	Acme Packet, Inc	3,347
252,370		Adlink Technology, Inc	285
251,368	e	Adtran, Inc	4,939
52,403	*	ADVA AG. Optical Networking	243
332,675		Advantech Co Ltd	1,445
98,086	*	Agilysys, Inc	975
49,300		Ai Holdings Corp	455
3,450,605	*,e	Alcatel S.A.	4,651
688,000		Alpha Networks, Inc	449
211,100	*	Alps Electric Co Ltd	1,393
7,099	*,e	Ambient Corp	17
693,099		Amphenol Corp (Class A)	51,740
47,562	*	Anaren, Inc	922
113,338		Anixter International, Inc	7,925
242,000		Anritsu Corp	3,794
4,311,711		Apple, Inc	1,908,492
498,266		Arcadyan Technology Corp	725
76,218		Arima Communications Corp	39
604,134	*	Arris Group, Inc	10,373
491,104	*	Arrow Electronics, Inc	19,949
475,259	*,e	Aruba Networks, Inc	11,758
33,812		Ascom Holding AG.	411
108,464		Asia Vital Components Co Ltd	56
162,000		ASROCK, Inc	581
1,532,801		Asustek Computer, Inc	18,315
118,000		Aten International Co Ltd	197
8,813,153		AU Optronics Corp	3,855
36,235	*	Audience, Inc	553
30,967		Austria Technologie & Systemtechnik AG.	270
235,000		AV Tech Corp	738
2,601,741		Avermedia Technologies	1,226
108,782	*	Avid Technology, Inc	682
529,491	*	Avnet, Inc	19,168
86,981		AVX Corp	1,035
27,235		Aware, Inc	126
73,505	*	AX Holding Corp	578
49,708	e	Axis Communications AB	1,292

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

51,711		Badger Meter, Inc	$2,768
37,153		Barco NV	3,256
57,872	e	Bel Fuse, Inc (Class B)	903
291,783	*	Benchmark Electronics, Inc	5,258
2,581,000	*	Benq Corp	645
76,717		Black Box Corp	1,673
256,927	*,e	Bookham, Inc	324
2,732,000		Broad Intelligence International Pharmaceutical Holdings Ltd	596
2,149,341	*	Brocade Communications Systems, Inc	12,402
412,378		Brother Industries Ltd	4,271
123,249	*	Bull S.A.	482
1,975,000		BYD Electronic International Co Ltd	607
127,950	*,e	CalAmp Corp	1,404
9,595,300		CalComp Electronics Thailand PCL	1,199
270,950	*	Calix Networks, Inc	2,208
26,100	*	Canon Electronics, Inc	520
2,330,425		Canon, Inc	85,643
285,000		Career Technology Co Ltd	365
1,514,853		Catcher Technology Co Ltd	6,835
266,000		Catic Shenzhen Holdings Ltd	97
276,385	*	Celestica, Inc	2,231
37,029	*	Ceragon Networks Ltd	161
102,522		Chang Wah Electromaterials, Inc	368
158,925	*	Checkpoint Systems, Inc	2,076
442,402		Cheng Uei Precision Industry Co Ltd	839
54,000	*	Chenming Mold Industry Corp	39
1,775,665		Chicony Electronics Co Ltd	4,722
1,104,108		Chimei Materials Technology Corp	1,314
3,714,000	e	China Aerospace International Holdings Ltd	365
1,434,000	e	China All Access Holdings Ltd	470
2,325,000	*	China ITS Holdings Co Ltd	393
3,472,000		China Wireless Technologies Ltd	1,145
1,298,000		Chin-Poon Industrial Co	1,530
533,840		Chroma ATE, Inc	1,288
2,513,000	*	Chunghwa Picture Tubes Ltd	97
2,113,318	*	Ciena Corp	33,834
31,001,755		Cisco Systems, Inc	648,247
472,084	e	Citizen Watch Co Ltd	2,417
445,073		Clevo Co	662
2,783,000	*	CMC Magnetics Corp	491
166,000	*	CMK Corp	532
209,362		Cognex Corp	8,825
94,582		Coherent, Inc	5,367
1,280,299	e	Comba Telecom Systems Holdings Ltd	436
469,000	*	Compal Communications, Inc	499
4,447,648		Compal Electronics, Inc	3,149
778,000		Compeq Manufacturing Co	287
67,650		Comtech Telecommunications Corp	1,643
2,221,000		Coretronic Corp	1,658
3,666,796		Corning, Inc	48,878
161,000		Coxon Precise Industrial Co Ltd	347

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

256,649	*	Cray, Inc	$5,957
16,824	*,e	CrucialTec Co Ltd	183
123,050	e	CTS Corp	1,285
45,000		CyberPower Systems, Inc	93
315,000		CyberTAN Technology, Inc	263
143,580		Daeduck Electronics Co	1,452
16,040		Daeduck GDS Co Ltd	263
7,800	e	Dai-ichi Seiko Co Ltd	112
466,000	e	Daiwabo Co Ltd	860
128,658		Daktronics, Inc	1,351
266,000		Darfon Electronics Corp	264
92,955	*,e	Datalink Corp	1,123
3,011		Datalogic S.p.A.	23
309,143		DataTec Ltd	1,698
487,416	*	Daxon Technology, Inc	183
492,000		DBA Telecommunication Asia Holdings Ltd	287
2,657,828		Dell, Inc	38,087
1,538,500		Delta Electronics Thai PCL	1,931
4,123,064		Delta Electronics, Inc	17,294
82,000		Denki Kogyo Co Ltd	388
73,077		Dialight plc	1,438
96,631		Diebold, Inc	2,930
99,600	*	Digi International, Inc	889
2,351,000	e	Digital China Holdings Ltd	3,189
7,121	*	Digital Multimedia Technologies S.p.A.	218
7,173	*	Digitech Systems Co Ltd	61
237,389		Diploma plc	2,022
744,000		D-Link Corp	434
93,049	e	Dolby Laboratories, Inc (Class A)	3,123
147,215		Domino Printing Sciences	1,430
65,884	*	DTS, Inc	1,096
320,900		Eastern Communications Co Ltd	134
133,794	*,e	Echelon Corp	326
91,644	*	EchoStar Corp (Class A)	3,571
41,671		Eizo Nanao Corp	737
96,137		Electro Rent Corp	1,782
84,637		Electro Scientific Industries, Inc	935
1,186,441		Electrocomponents plc	4,527
233,832	*	Electronics for Imaging, Inc	5,930
798,938		Elite Material Co Ltd	805
3,025,000		Elitegroup Computer Systems Co Ltd	1,159
9,670,419	*	EMC Corp	231,026
355,355	*	Emulex Corp	2,320
11,200	e	Enplas Corp	517
168,900		Entire Technology Co Ltd	216
4,379,396	e	Ericsson (LM) (B Shares)	54,864
32,407		Esprinet S.p.A.	149
444,970		Everlight Electronics Co Ltd	718
26,078		EVS Broadcast Equipment S.A.	1,673
31,663	*	Exfo Electro Optical Engineering, Inc	161
327,890	*	Extreme Networks, Inc	1,105
1,199,723	*	F5 Networks, Inc	106,871

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

78,051	*	Fabrinet	$1,140
86,986	*	FARO Technologies, Inc	3,774
136,386		FEI Co	8,804
175,000	*	Fingerprint Cards AB	933
367,319	*,e	Finisar Corp	4,845
130,810		Firich Enterprises Co Ltd	182
186,913		FLEXium Interconnect, Inc	623
257,383		Flir Systems, Inc	6,695
199,397		Flytech Technology Co Ltd	512
2,808,000	*,e	Foxconn International Holdings Ltd	1,054
912,978		Foxconn Technology Co Ltd	2,531
1,892,982		Fuji Folms Holdings Corp	37,550
4,752,146		Fujitsu Ltd	19,852
222,438		Fulltech Fiber Glass Corp	94
113,201	*,e	Fusion-io, Inc	1,853
247,153		G Tech Optoelectronics Corp	574
197,295		Gemalto NV	17,223
384,913		Gemtek Technology Corp	486
61,139		GeoVision, Inc	264
319,000		Getac Technology Corp	165
20,000	*	Giantplus Technology Co Ltd	6
1,429,000		Gigabyte Technology Co Ltd	1,299
228,986		Gigastorage Corp	165
547,613		Global Brands Manufacture Ltd	202
86,856	*,e	Globecomm Systems, Inc	1,043
532,000		Great Wall Technology Co Ltd	99
138,888	*	GSI Group, Inc	1,185
30,800		Hakuto Co Ltd	301
702,687		Halma plc	5,542
15,534	e	Hamamatsu Photonics KK	616
502,838		Hannstar Board Corp	237
3,693,000	*	HannStar Display Corp	576
557,120	*	Harmonic, Inc	3,226
306,051		Harris Corp	14,182
266,603	*	Harris Stratex Networks, Inc (Class A)	898
7,469,635		Hewlett-Packard Co	178,076
21,700		Hexagon AB (B Shares)	593
931,304		High Tech Computer Corp	7,625
2,372,008	*	Himachal Futuristic Communications	358
9,100		Hioki EE Corp	138
323,000		Hi-P International Ltd	186
30,166	e	Hirose Electric Co Ltd	3,981
17,930		Hitachi High-Technologies Corp	375
248,000		Hitachi Kokusai Electric, Inc	2,195
19,441,737		Hitachi Ltd	113,501
543,000		Holystone Enterprise Co Ltd	498
14,929,707		Hon Hai Precision Industry Co, Ltd	41,550
43,095		Horiba Ltd	1,364
88,500		Hosiden Corp	521
197,020	*	Hoya Corp	3,716
86,090		Humax Co Ltd	953
123,633	*,e	Ibiden Co Ltd	1,938

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

155,000	*	Ichia Technologies, Inc	$76
236,000	*	I-Chiun Precision Industry Co Ltd	163
10,700		Icom, Inc	272
80,600		ICP Electronics, Inc	103
27,360	e	Iljin Materials Co Ltd	277
118,960	*	Imation Corp	454
110,757	*,e	Immersion Corp	1,300
4,951		Inficon Holding AG.	1,462
376,627	*,e	Infinera Corp	2,636
404,000		Infortrend Technology, Inc	218
50,775		Ingenico	3,010
363,012	*	Ingram Micro, Inc (Class A)	7,144
6,478,439	*	InnoLux Display Corp	4,014
236,572	*	Insight Enterprises, Inc	4,878
4,345,000		Inspur International Ltd	168
147,433	e	InterDigital, Inc	7,052
7,059	e	Interflex Co Ltd	256
271,767	*	Intermec, Inc	2,671
92,804	*,e	Intevac, Inc	438
31,822		INTOPS Co Ltd	919
225,147	*,e	InvenSense, Inc	2,405
2,700,523		Inventec Co Ltd	1,021
63,407	e	IPG Photonics Corp	4,211
31,600		ITC Networks Corp	271
682,357		ITEQ Corp	783
71,892	*	Itron, Inc	3,336
21,751		Ituran Location and Control Ltd	342
152,127	*	Ixia	3,292
341,903		Jabil Circuit, Inc	6,318
11,610	e	Jahwa Electronics Co Ltd	263
188,000		Japan Aviation Electronics Industry Ltd	1,438
18,900		Japan Cash Machine Co Ltd	209
22,000		Japan Digital Laboratory Co Ltd	276
55,535	*	Japan Radio Co Ltd	166
3,337,600		JCY International BHD	561
4,809,560	*	JDS Uniphase Corp	64,304
111,395		Jenoptik AG.	1,153
62,700		Jentech Precision Industrial Co Ltd	128
153,528	*	Jess-Link Products Co Ltd	134
1,266,000	e	Ju Teng International Holdings Ltd	799
3,331,844	*	Juniper Networks, Inc	61,772
51,800	e	Kaga Electronics Co Ltd	442
1,600		Kanematsu Electronics Ltd	20
7,429		Kapsch TrafficCom AG.	354
168,464	*,e	Kemet Corp	1,053
36,598	*,e	Key Tronic Corp	419
7,404		Keyence Corp	2,275
797,500		Kingboard Chemical Holdings Ltd	2,278
1,500,000	e	Kingboard Laminates Holdings Ltd	662
1,931,000		Kinpo Electronics	453
72,200		Koa Corp	690
1,175,350		Konica Minolta Holdings, Inc	8,619

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,090	*,e	Korea Circuit Co Ltd	$213
46,641		Kudelski S.A.	615
59,337	*	KVH Industries, Inc	805
126,348	*	Kyocera Corp	11,593
368,632		Laird Group plc	1,220
123,862		Largan Precision Co Ltd	3,246
762		LEM Holding S.A.	473
9,465,900		Lenovo Group Ltd	9,441
123,928	e	Lexmark International, Inc (Class A)	3,272
11,455	*,e	LG Innotek Co Ltd	808
386,672	*	LG.Philips LCD Co Ltd	11,307
5,033,361		Lite-On Technology Corp	8,187
108,273		Littelfuse, Inc	7,346
560,222	e	Logitech International S.A.	3,803
43,554	e	Loral Space & Communications, Inc	2,695
69,000		Lotes Co Ltd	205
344,975		Lumax International Corp Ltd	812
24,800		Macnica, Inc	506
145,000		Marubun Corp	680
7,300	e	Maruwa Co Ltd	204
98,494	*,e	Maxwell Technologies, Inc	531
54,182	*	Measurement Specialties, Inc	2,155
37,600	*	Meiko Electronics Co	261
12,100	e	Melco Holdings, Inc	212
115,363	*	Mercury Computer Systems, Inc	850
11,289		Mesa Laboratories, Inc	598
132,803		Methode Electronics, Inc	1,710
2,653,000		Micro-Star International Co Ltd	1,256
172,000		MIN AIK Technology Co Ltd	477
1,731,000		Mitac International	640
1,000		Mitsui Knowledge Industry Co Ltd	172
119,400		Mitsumi Electric Co Ltd	664
286,755	e	Molex, Inc	8,396
852,284		Motorola, Inc	54,572
56,965		MTS Systems Corp	3,313
34,234	*,e	Multi-Fineline Electronix, Inc	528
249,308		Murata Manufacturing Co Ltd	18,850
419,850		Nan Ya Printed Circuit Board Corp	457
458,000		Nanjing Panda Electronics	147
156,734	e	National Instruments Corp	5,133
271,354	*	NCR Corp	7,479
2,151,382		NEC Corp	5,744
7,300		NEC Mobiling Ltd	485
84,377	*,e	Neonode, Inc	487
44,087	e	Neopost S.A.	2,645
2,781,012	*	NetApp, Inc	94,999
151,102	*	Netgear, Inc	5,063
76,000		Newmax Technology Co Ltd	234
169,368	*	Newport Corp	2,866
68,026		Nichicon Corp	584
24,200		Nidec Copal Electronics Corp	117
19,400		Nihon Dempa Kogyo Co Ltd	200

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

19,800		Nippon Ceramic Co Ltd	$347
183,000	*,e	Nippon Chemi-Con Corp	494
504,004	e	Nippon Electric Glass Co Ltd	2,517
52,000		Nohmi Bosai Ltd	412
2,661,378	e	Nokia Oyj	8,657
49,087		Nolato AB (B Shares)	761
27,850		Nortel Networks Netas Telekomunikasyon AS	167
40,166	*	Numerex Corp	514
229,905	*,e	OCZ Technology Group, Inc	414
1,284,000	*	Oki Electric Industry Co Ltd	1,484
846,753		Omron Corp	21,419
1,240,000		O-Net Communications Group	285
81,272	*	Oplink Communications, Inc	1,333
34,000		Osaki Electric Co Ltd	179
128,007	*,e	OSI Systems, Inc	7,974
378,873		Pace plc	1,401
40,616	*,e	Palo Alto Networks, Inc	2,299
806,990	*	Pan-International Industrial	676
71,738	e	Park Electrochemical Corp	1,818
269,215	*,e	Parkervision, Inc	988
8,171	*	Parrot S.A.	252
238,687	e	Partron Co Ltd	5,519
188,000	*	PAX Global Technology Ltd	43
42,340		PC Connection, Inc	692
67,803		PC-Tel, Inc	481
1,910,317		Pegatron Technology Corp	2,947
206,232		Pinnacle Technology Holdings Ltd	494
175,389		Plantronics, Inc	7,750
220,079	*	Plexus Corp	5,350
313,475	*	Polycom, Inc	3,473
21,100		Positivo Informatica S.A.	43
303,359	*,e	Power-One, Inc	1,259
917,490		Premier Farnell plc	3,112
617,100		Prime View International Co Ltd	478
68,239	*,e	Procera Networks, Inc	811
6,913,000	*	PT Agis Tbk	324
481,000	*	PT Erajaya Swasembada Tbk	169
525,412	*	QLogic Corp	6,095
9,307,913		Qualcomm, Inc	623,165
2,936,632		Quanta Computer, Inc	6,504
356,000		Quanta Storage, Inc	218
902,316	*,e	Quantum Corp	1,155
126,396	*,e	Rackable Systems, Inc	1,738
83,112	*	Radisys Corp	409
149,380	*,e	RealD, Inc	1,942
37,087		Redington India Ltd	55
86,333		Renishaw plc	2,411
196,000	*,e	Research In Motion Ltd (Canada)	2,911
48,030		Richardson Electronics Ltd	570
335,799	e	Ricoh Co Ltd	3,666
17,600		Riso Kagaku Corp	353
3,588,000	*	Ritek Corp	464

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

322,089	*,e	Riverbed Technology, Inc	$4,802
111,199	*	Rofin-Sinar Technologies, Inc	3,012
56,495	*	Rogers Corp	2,690
11,200		Roland DG Corp	163
134,215	*,e	Ruckus Wireless, Inc	2,819
78,600		Ryosan Co Ltd	1,526
32,700		Ryoyo Electro Corp	299
26,440		Sam Young Electronics Co Ltd	212
71,495		Samsung Electro-Mechanics Co Ltd	6,445
46,241		Samsung SDI Co Ltd	5,869
1,772,824	*	SanDisk Corp	97,505
158,413	*	Sandvine Corp	313
381,578	*	Sanmina Corp	4,335
68,100		Sanshin Electronics Co Ltd	459
6,022	*,e	Sapphire Technology Co Ltd	192
105,201	*	Scansource, Inc	2,969
472,881	e	Seagate Technology, Inc	17,289
337,100	e	Seiko Epson Corp	3,287
155,000		Senao International Co Ltd	497
909,000		Sercomm Corp	1,316
33,721	e	SFA Engineering Corp	1,830
308,800		Shanghai Potevio Co Ltd	177
133,100	*	Shijiazhuang Baoshi Electronic Glass Co Ltd	133
53,289		Shimadzu Corp	379
23,200		Shinko Shoji Co Ltd	223
221,334	*,e	ShoreTel, Inc	803
67,611	*	Sierra Wireless, Inc	719
57,000	e	Siix Corp	887
788,000	*	SIM Technology Group Ltd	30
314,212		Simplo Technology Co Ltd	1,457
611,000		Sinbon Electronics Co Ltd	580
6,498		Sindoh Co Ltd	388
1,089,000	*	Sintek Photronic Corp	337
161,000		Sirtec International Co Ltd	210
106,102		S-MAC Co Ltd/Korea	1,638
180,000		SMK Corp	510
823,813	*	Sonus Networks, Inc	2,134
177,520		Spectris plc	6,628
837,437		Spirent Communications plc	1,879
53,100		Star Micronics Co Ltd	526
154,809	*,e	STEC, Inc	684
360,310		Sterlite Technologies Ltd	155
74,985	*,e	Stratasys Ltd	5,565
238,000		Sunrex Technology Corp	103
97,957	*	Super Micro Computer, Inc	1,106
14,356	e	Suprema, Inc	289
656,686	*	SVA Electron Co Ltd	262
190,681	*	Symmetricom, Inc	866
157,066	*,e	Synaptics, Inc	6,391
199,000		Syncmold Enterprise Corp	367
88,343	*,e	SYNNEX Corp	3,269
1,395,323		Synnex Technology International Corp	2,529

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

165,972		Taiflex Scientific Co Ltd	$203
275,891		Taiwan PCB Techvest Co Ltd	420
214,103	e	Taiyo Yuden Co Ltd	2,730
176,000	e	Tamura Corp	370
1,031,000		TCL Communication Technology Holdings Ltd	305
92,176	e	TDK Corp	3,240
99,134	*	Tech Data Corp	4,521
750,000	*	Tech Pro Technology Development Ltd	287
1,512,008		Tellabs, Inc	3,160
62,057		Telular Corp	624
29,091		Tessco Technologies, Inc	630
625,618		Test Research, Inc	1,112
70,765		TKH Group NV	1,835
107,000	*,e	Toko, Inc	314
151,625		Tong Hsing Electronic Industries Ltd	647
63,400	e	Topcon Corp	585
1,785		Topoint Technology Co Ltd	1
13,433,371	e	Toshiba Corp	68,503
331,000		Toshiba TEC Corp	1,965
35,900		Toyo Corp/Chuo-ku	525
1,757,787		TPK Holding Co Ltd	35,191
2,742,000		Tpv Technology Ltd	781
817,970	*	Trimble Navigation Ltd	24,506
384,232		Tripod Technology Corp	858
5,074,000	e	Truly International Holdings	2,628
214,582		TT electronics plc	574
219,309	*	TTM Technologies, Inc	1,667
512,039		TXC Corp	775
58,806	e	Ubiquiti Networks, Inc	807
12,222		U-Blox AG.	622
211,200		Uchi Technologies BHD	81
11,326	e	Uju Electronics Co Ltd	286
83,000	*,e	Uniden Corp	203
1,310,256		Unimicron Technology Corp	1,352
253,937		Unitech Printed Circuit Board Corp	80
139,255	*,e	Universal Display Corp	4,093
333,795		Venture Corp Ltd	2,332
135,134	*,e	Viasat, Inc	6,546
11,639	*,e	Viasystems Group, Inc	152
1,486,324	*,e	Vishay Intertechnology, Inc	20,229
50,425	*	Vishay Precision Group, Inc	741
35,186		Vivotek, Inc	135
1,634,000		VST Holdings Ltd	427
197,100	e	Vtech Holdings Ltd	2,408
3,087		Wacom Co Ltd	11,969
50,259		Wah Hong Industrial Corp	70
1,828,767		Wah Lee Industrial Corp	2,606
476,769	*	Walsin Technology Corp	113
1,582,000		Wasion Group Holdings Ltd	909
574,350		Weikeng Industrial Co Ltd	425
198,508	*	Westell Technologies, Inc	399
1,255,653		Western Digital Corp	63,134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

142,800	e	Wi-Lan, Inc	$579
87,211		Wincor Nixdorf AG.	4,342
4,627,462	*	Wintek Corp	2,429
4,906,370		Wistron Corp	5,384
815,301		Wistron NeWeb Corp	1,390
1,714,183		WPG Holdings Co Ltd	1,955
659,679		WT Microelectronics Co Ltd	773
308,000	*	WUS Printed Circuit Co Ltd	130
5,507,811	e	Xerox Corp	47,367
15,750	*,b,m	Ya Hsin Industrial Co Ltd	0	^
2,213,000	*	Yageo Corp	712
76,793		Yamatake Corp	1,600
161,203	e	Yaskawa Electric Corp	1,624
152,885		Yokogawa Electric Corp	1,534
141,000		Young Fast Optoelectronics Co Ltd	273
80,265	*	Zebra Technologies Corp (Class A)	3,783
206,100		Zhen Ding Technology Holding Ltd	491
229,000		Zinwell Corp	187
707,247	e	ZTE Corp	1,227
77,859	*	Zygo Corp	1,153
1,077,000		Zyxel Communications	530

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,804,872

TELECOMMUNICATION SERVICES - 2.7%
434,400	*,e	8x8, Inc	2,976
1,942,200		Advanced Info Service PCL	15,691
155,879	e	AFK Sistema (GDR)	2,869
74,785		Allied Technologies Ltd	301
183,469		Amcon Telecommunications Ltd	344
59,106,030	e	America Movil S.A. de C.V. (Series L)	62,640
20,684,908		AT&T, Inc	758,929
32,413		Atlantic Tele-Network, Inc	1,572
550,833	*,e	Avanti Communications Group plc	2,578
1,308,000	*,e	Axtel SAB de CV	397
418,800	e	BCE, Inc	19,566
323,845		Belgacom S.A.	8,062
141,792	e	Bell Aliant Regional Communications Income Fund	3,760
2,410,413		Bezeq Israeli Telecommunication Corp Ltd	3,345
2,486,975		Bharti Airtel Ltd	13,375
56,799	*,e	Boingo Wireless, Inc	314
15,307,138		BT Group plc	64,651
3,439,228		Cable & Wireless plc	2,194
94,126	*	Cbeyond Communications, Inc	699
62,941		Cellcom Israel Ltd	528
1,315,561	e	CenturyTel, Inc	46,216
5,757,021	e	China Communications Services Corp Ltd	3,727
9,333,290		China Mobile Hong Kong Ltd	98,992
22,684,389		China Telecom Corp Ltd	11,483
7,788,401	e	China Unicom Ltd	10,496
509,933		Chorus Ltd	1,201
4,628,637		Chunghwa Telecom Co Ltd	14,313
756,149	*,e	Cincinnati Bell, Inc	2,465

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,375,000		Citic 1616 Holdings Ltd	$513
3,282,000	*	Citic 21CN Co Ltd	194
802,682	*,e	Clearwire Corp (Class A)	2,601
162,575		Cogent Communications Group, Inc	4,292
559,538	*	Colt Telecom Group S.A.	1,071
238,904	e	Consolidated Communications Holdings, Inc	4,193
856,178	*	Crown Castle International Corp	59,624
2,221,346		Deutsche Telekom AG.	23,516
3,857,700		Digi.Com BHD	5,786
124,675		Drillisch AG.	2,283
11,442	e	Elisa Oyj (Series A)	213
194,827		Empresa Nacional de Telecomunicaciones S.A.	4,131
74,419	*,e	Fairpoint Communications, Inc	556
2,807,019		Far EasTone Telecommunications Co Ltd	6,366
1,519,407		France Telecom S.A.	15,396
304,557		Freenet AG.	7,408
1,374,566	e	Frontier Communications Corp	5,471
142,129	*	General Communication, Inc (Class A)	1,303
38,175		Globe Telecom, Inc	1,123
26,528	*,e	Hawaiian Telcom Holdco, Inc	612
294,439	*	Hellenic Telecommunications Organization S.A.	1,780
58,850	e	HickoryTech Corp	597
1,782,959		HKT Trust and HKT Ltd	1,786
3,592,651		Hutchison Telecommunications Hong Kong Holdings Ltd	1,779
267,358	*	Idea Cellular Ltd	561
138,432	e	IDT Corp (Class B)	1,669
231,425		iiNET Ltd	1,256
21,623		Iliad S.A.	4,600
185,091	*	inContact, Inc	1,497
511,213		Inmarsat plc	5,473
167,463	*,e	Iridium Communications, Inc	1,008
4,287,800		Jasmine International PCL	962
539,310	*	Jazztel plc	4,116
1,188,015		Kcom Group plc	1,466
341,400	e	KDDI Corp	14,275
231,322		KT Corp	7,314
246,190	*,e	Leap Wireless International, Inc	1,450
4,431,866	*,e	Level 3 Communications, Inc	89,923
312,366		LG Telecom Ltd	2,257
52,752	e	Lumos Networks Corp	711
122,336	e	M2 Telecommunications Group Ltd	628
755,574		Magyar Telekom	1,315
253,702	*	Mahanagar Telephone Nigam	86
96,499		Manitoba Telecom Services, Inc	3,135
155,025		Maroc Telecom	1,901
2,465,400		Maxis BHD	5,199
110,800	*	MegaFon OAO (ADR)	3,435
588,813	*	MetroPCS Communications, Inc	6,418
35,941		Millicom International Cellular S.A.	2,872
776,152	e	Mobile TeleSystems (ADR)	16,097
508,809		MobileOne Ltd	1,214
35,495		Mobistar S.A.	799

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,869,422		MTN Group Ltd	$50,422
781,847	*	Netia S.A.	1,014
208,350		Neutral Tandem, Inc	681
388,100	*,e	NII Holdings, Inc (Class B)	1,680
649,011		Nippon Telegraph & Telephone Corp	28,336
103,798		NTELOS Holdings Corp	1,330
8,202	e	NTT DoCoMo, Inc	12,193
616,982		Oi S.A.	2,122
1,813,090		Oi S.A.(Pref)	5,473
3,534,686	*	Orascom Telecom Holding SAE	2,291
3,537,903		Orascom Telecom Media And Technology Holding SAE	374
131,249	*,e	Orbcomm, Inc	684
108,076		Partner Communications	673
8,737,161		PCCW Ltd	4,059
76,307		Philippine Long Distance Telephone Co	5,530
389,640	e	Portugal Telecom SGPS S.A.	1,932
211,997	*	Premiere Global Services, Inc	2,330
69,997	e	Primus Telecommunications Group, Inc	773
2,330,000		PT Excelcomindo Pratama	1,262
1,355,176		PT Indosat Tbk	908
21,483,421		PT Telekomunikasi Indonesia Tbk (Series B)	24,383
109,837		QSC AG.	369
626,150		Reliance Communication Ventures Ltd	640
678,972	e	Rogers Communications, Inc (Class B)	34,682
305,880	e	Rostelecom (ADR)	7,327
974,921	e	Royal KPN NV	3,284
1,221,908	*,e	SBA Communications Corp (Class A)	88,002
131,425	e	Shenandoah Telecom Co	2,002
7,003,773		Singapore Telecommunications Ltd	20,307
300,866	*	SK Broadband Co Ltd	1,127
54,370		SK Telecom Co Ltd	8,836
1,635,389	e	SmarTone Telecommunications Holding Ltd	2,701
1,522,692		Softbank Corp	70,153
268,376	e	Sonaecom - SGPS S.A.	579
5,475,657	*	Sprint Nextel Corp	34,004
775,321	e	StarHub Ltd	2,726
35,135		Swisscom AG.	16,272
2,869,643		Taiwan Mobile Co Ltd	9,712
1,277,337		TalkTalk Telecom Group plc	5,287
1,040,490	*	Tata Teleservices Maharashtra Ltd	151
4,553,174		TDC AS	35,045
264,892		Tele2 AB (B Shares)	4,620
6,184,261		Telecom Corp of New Zealand Ltd	12,138
434,272		Telecom Egypt	845
6,311,305		Telecom Italia RSP	3,891
4,605,732		Telecom Italia S.p.A.	3,248
613,417		Telefonica Brasil S.A.	16,377
148,710		Telefonica O2 Czech Republic AS	2,241
3,786,805	*	Telefonica S.A.	51,306
22,440		Telekom Austria AG.	147
1,408,800		Telekom Malaysia BHD	2,452
831,793		Telekomunikacja Polska S.A.	1,703

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,281,281		Telenor ASA	$28,211
135,322		Telephone & Data Systems, Inc	2,851
4,223,537	e	TeliaSonera AB	30,165
192,672		Telkom S.A. Ltd	315
11,401,461		Telstra Corp Ltd	53,611
162,829		TELUS Corp	11,246
398,400	*	Thaicom PCL	481
1,325,008		Tim Participacoes S.A.	5,849
754,720		Time dotCom BHD	959
3,806,000		TM International BHD	8,146
200,000		Total Access Communication PCL (NVDR)	649
4,115,000		Tower Bersama Infrastructure	2,565
159,885	*,e	Towerstream Corp	357
506,705		TPG Telecom Ltd	1,668
8,406		Tulip Telecom Ltd	1
671,205		Turk Telekomunikasyon AS	2,976
1,242,693		Turkcell Iletisim Hizmet AS	8,328
571,800	*	tw telecom inc (Class A)	14,404
50,763	*,e	US Cellular Corp	1,827
76,117		USA Mobility, Inc	1,010
11,609,678	e	Verizon Communications, Inc	570,616
616,796		Vivendi Universal S.A.	12,760
858,911		Vodacom Group Pty Ltd	10,264
56,773,462		Vodafone Group plc	161,105
497,896		Vodafone Group plc (ADR)	14,145
608,206	*,e	Vonage Holdings Corp	1,758
795,105	e	Windstream Corp	6,321
106,763		Ziggo NV	3,756

		TOTAL TELECOMMUNICATION SERVICES	3,034,883

TRANSPORTATION - 2.3%
937,148	e	Abertis Infraestructuras S.A. (Continuous)	15,790
25,328		Aeroports de Paris	2,149
53,088	*,e	Air Berlin plc	161
9,513,900	e	Air China Ltd	8,476
274,540	*,e	Air France-KLM	2,596
889,149	e	Air New Zealand Ltd	1,143
194,348	*,e	Air Transport Services Group, Inc	1,133
3,556,100		AirAsia BHD	3,287
145,900		Airports of Thailand PCL	612
330,558	*	Alaska Air Group, Inc	21,142
652,552		All America Latina Logistica S.A.	3,262
3,508,324	e	All Nippon Airways Co Ltd	7,240
53,279		Allegiant Travel Co	4,730
46,887		Amerco, Inc	8,137
1,042,000		Anhui Expressway Co	533
1,390,960		Ansaldo STS S.p.A.	13,931
1,042		AP Moller - Maersk AS (Class A)	7,818
1,804		AP Moller - Maersk AS (Class B)	14,159
101,237	e	Arkansas Best Corp	1,182
205,900		Arteris S.A.	2,314
1,766,528		Asciano Group	10,306

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

165,040	*	Asiana Airlines	$849
100,972	*	Atlas Air Worldwide Holdings, Inc	4,116
1,698,645		Auckland International Airport Ltd	4,192
1,058,133		Australian Infrastructure Fund	3,371
120,178		Autostrada Torino-Milano S.p.A.	1,406
530,060		Autostrade S.p.A.	8,395
369,489	*	Avis Budget Group, Inc	10,283
989,200		Bangkok Expressway PCL	1,346
331,000	*	Bangkok Metro PCL	13
715,340		BBA Aviation plc	2,804
3,439,600		Beijing Capital International Airport Co Ltd	2,511
222,414		Brisa-Auto Estradas de Portugal S.A.	599
1,042,128	*	Brockman Mining Ltd	63
1,181,772		BTS Group Holdings PCL	368
754,916	e	Canadian National Railway Co	75,874
189,830	e	Canadian Pacific Railway Ltd	24,767
860,523		Canadian Pacific Railway Ltd (Toronto)	112,274
1,117,624		Cathay Pacific Airways Ltd	1,917
375,290		Cebu Air, Inc	625
80,711	*	Celadon Group, Inc	1,684
14,613		Celebi Hava Servisi	171
285,200		Central Japan Railway Co	30,135
684,195		CH Robinson Worldwide, Inc	40,682
2,466,737		China Airlines	960
1,584,630		China Merchants Holdings International Co Ltd	5,219
5,242,400	*,e	China Shipping Container Lines Co Ltd	1,426
1,686,300	e	China Shipping Development Co Ltd	822
8,548,700	e	China Southern Airlines Co Ltd	4,893
254,000		Chinese Maritime Transport Ltd	306
1,522,148		Cia de Concessoes Rodoviarias	15,472
51,400		Cia de Locacao das Americas	311
13,380		Clarkson plc	316
3,356,631		ComfortDelgro Corp Ltd	5,180
12,985		Compagnie Maritime Belge S.A.	255
8,170,245	*	Compania SudAmericana de Vapores S.A.	831
115,688		Con-Way, Inc	4,073
235,286	e	Copa Holdings S.A. (Class A)	28,143
3,488,775	*,e	COSCO Holdings	1,653
3,427,927		COSCO Pacific Ltd	4,963
350,000		Costamare, Inc	5,561
4,681,037	e	CSX Corp	115,294
580,000		CWT Ltd	724
27,626		D/S Norden	891
173,000	*,e	Daiichi Chuo Kisen Kaisha	220
892,050		Dazhong Transportation Group Co Ltd	550
4,928,936	*	Delta Air Lines, Inc	81,377
424,762		Deutsche Lufthansa AG.	8,308
3,046,758		Deutsche Post AG.	70,312
6,580		Dfds AS	388
159,906	e	DSV AS	3,870
822,525		East Japan Railway Co	67,708
351,036		easyJet plc	5,776

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

48,935	*	Echo Global Logistics, Inc	$1,082
338,334		EcoRodovias Infraestrutura e Logistica S.A.	2,912
1,630,272		Eva Airways Corp	965
294,000		Evergreen International Storage & Transport Corp	202
2,002,322	*	Evergreen Marine Corp Tawain Ltd	1,194
4,200		Exchange Income Corp	116
1,084,113		Expeditors International of Washington, Inc	38,714
1,727,712		FedEx Corp	169,661
1,251,809		Firstgroup plc	3,832
12,314		Flughafen Wien AG.	734
4,448		Flughafen Zuerich AG.	2,070
154,080		Forward Air Corp	5,746
30,553		Fraport AG. Frankfurt Airport Services Worldwide	1,715
299,193		Freightways Ltd	1,135
193,000	e	Fukuyama Transporting Co Ltd	1,107
6,917		Gateway Distriparks Ltd	16
1,753,152	*	Gemina S.p.A.	2,950
105,796	*,e	Genco Shipping & Trading Ltd	305
168,867	*	Genesee & Wyoming, Inc (Class A)	15,723
213,493		Globaltrans Investment plc (GDR)	3,369
18,019		GLOVIS Co Ltd	3,125
84,631		Go-Ahead Group plc	1,895
122,206		Gol Linhas Aereas Inteligentes S.A.	714
433,000	*,e	Golden Ocean Group Ltd	419
1,115,517		Grindrod Ltd	2,426
397,064		Groupe Eurotunnel S.A.	3,165
19,300	*	Grupo Aeromexico SAB de C.V.	29
205,500	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	829
816,891	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	4,816
390,500	e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	5,306
303,560		Guangdong Provincial Expressway Development Co Ltd	106
1,214,000	e	GZI Transportation Ltd	636
132,000		Hainan Meilan International Airport Co Ltd	121
28,349		Hamburger Hafen und Logistik AG.	619
119,890	*,e	Hanjin Shipping Co Ltd	1,143
22,140	*	Hanjin Shipping Holdings Co Ltd	108
4,330		Hanjin Transportation Co Ltd	94
1,095,000	e	Hankyu Hanshin Holdings, Inc	6,612
182,422	*,e	Hawaiian Holdings, Inc	1,051
294,603		Heartland Express, Inc	3,930
5,531,869	*	Hertz Global Holdings, Inc	123,139
52,200	e	Hitachi Transport System Ltd	827
7,585		Hopewell Highway Infrastructure Ltd	4
208,654	*	Hub Group, Inc (Class A)	8,025
8,601,294	e	Hutchison Port Holdings Trust	7,339
48,541	*,e	Hyundai Merchant Marine Co Ltd	627
141,257	e	Iino Kaiun Kaisha Ltd	1,066
2,448,293	*	International Consolidated Airlines	9,445
1,916,880		International Container Term Services, Inc	4,323
19,967		International Shipholding Corp	363
37,292		Irish Continental Group plc	949

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

638,987		J.B. Hunt Transport Services, Inc	$47,592
113,100		Japan Airlines Co Ltd	5,268
43,155	e	Japan Airport Terminal Co Ltd	584
43,602	*	Jet Airways India Ltd	416
876,451	*,e	JetBlue Airways Corp	6,048
1,893,800		Jiangsu Express	1,899
166,000	*	Jinzhou Port Co Ltd	66
99,500		Julio Simoes Logistica S.A.	808
491,683		Kamigumi Co Ltd	4,524
750,891		Kansas City Southern Industries, Inc	83,274
2,914,400	*,e	Kawasaki Kisen Kaisha Ltd	6,241
374,963	e	Keihin Electric Express Railway Co Ltd	3,917
93,104		Keio Corp	800
192,128		Keisei Electric Railway Co Ltd	2,030
1,191,487	e	Kintetsu Corp	5,556
16,400		Kintetsu World Express, Inc	610
137,560	*	Kirby Corp	10,565
211,292		Knight Transportation, Inc	3,402
49,605		Koninklijke Vopak NV	2,992
45,294	*	Korean Air Lines Co Ltd	1,658
41,237		Kuehne & Nagel International AG.	4,502
312,391		Lan Airlines S.A.	6,769
193,878	e	Landstar System, Inc	11,068
393,700	*	LLX Logistica S.A.	409
167,592		Localiza Rent A Car	2,994
42,200	*	Log-in Logistica Intermodal S.A.	196
534,593	*	Macquarie Atlas Roads Group	870
133,033		Mainfreight Ltd	1,259
351,499		Malaysia Airports Holdings BHD	657
344,500	*	Malaysian Airline System BHD	83
246,800		Malaysian Bulk Carriers BHD	126
98,997		Marten Transport Ltd	1,993
117,000		Maruzen Showa Unyu Co Ltd	432
134,803		Matson, Inc	3,316
259,513		Mermaid Marine Australia Ltd	1,019
1,112,400		MISC BHD	1,929
88,556		Mitsubishi Logistics Corp	1,643
986,358	*	Mitsui OSK Lines Ltd	3,264
123,610	e	Mitsui-Soko Co Ltd	766
894,108		MTR Corp	3,558
831,720		Mundra Port and Special Economic Zone Ltd	2,130
521,818		National Express Group plc	1,627
1,274,908	*,e	Neptune Orient Lines Ltd	1,223
1,394,134		Nippon Express Co Ltd	6,685
135,700		Nippon Konpo Unyu Soko Co Ltd	2,158
2,025,606	*,e	Nippon Yusen Kabushiki Kaisha	5,221
96,000		Nissin Corp	276
478,196		Norfolk Southern Corp	36,859
200,424		Northgate plc	952
45,836	*	Norwegian Air Shuttle AS	1,669
116,263	e	Odakyu Electric Railway Co Ltd	1,449
77,910		Oesterreichische Post AG.	3,353

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

347,570	*	Old Dominion Freight Line	$13,277
159,976		Orient Overseas International Ltd	1,084
160,455	*	Pacer International, Inc	807
2,203,290		Pacific Basin Shipping Ltd	1,312
17,556		Panalpina Welttransport Holding AG.	1,550
32,304	*	Park-Ohio Holdings Corp	1,070
27,530	*	Patriot Transportation Holding, Inc	766
1,096,800		Pos Malaysia & Services Holdings BHD	1,502
550,600		Precious Shipping PCL	336
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0	^
5,374,000		PT Cardig Aero Services Tbk	415
392,000		PT Citra Marga Nusaphala Persada Tbk	74
9,555,000	*	PT Garuda Indonesia Tbk	640
6,121,000		PT Jasa Marga Tbk	3,757
7,139,000		PT Trada Maritime Tbk	1,024
1,425,030	*	Qantas Airways Ltd	2,657
1,881,326		QR National Ltd	7,914
71,381	*,e	Quality Distribution, Inc	600
573,761		Qube Logistics Holdings Ltd	1,014
65,673	*,e	Rand Logistics, Inc	402
215,210	*	Republic Airways Holdings, Inc	2,484
458,000		Road King Infrastructure	433
87,657	*	Roadrunner Transportation Services Holdings, Inc	2,016
46,434		Ryanair Holdings plc	355
374,465		Ryanair Holdings plc (ADR)	15,645
209,733		Ryder System, Inc	12,532
534,000		Sagami Railway Co Ltd	1,995
79,972	*	Saia, Inc	2,893
96	*,m	SAir Group	0	^
398,000		Sankyu, Inc	1,806
184,900		Santos Brasil Participacoes S.A.	2,763
232,067	*,e	SAS AB	483
27,060		Sebang Co Ltd	451
480,287		Seino Holdings Corp	4,170
249,000	e	Senko Co Ltd	1,300
499,600	m	Shandong Airlines Co Ltd	344
229,100	m	Shanghai Jinjiang International Investment Holdings Co	183
141,400		Shenzhen Chiwan Petroleum	251
259,100	m	Shenzhen Chiwan Wharf Holdings Ltd	433
1,768,000	e	Shenzhen Expressway Co Ltd	664
14,295,000	e	Shenzhen International Holdings	1,717
58,000	e	Shibusawa Warehouse Co Ltd	357
388,006		Shih Wei Navigation Co Ltd	267
118,000	*	Shinwa Kaiun Kaisha Ltd	207
1,886,500	e	Shun TAK Holdings Ltd	1,018
1,832,000	*,e	Sichuan Expressway Co Ltd	593
480,000		Sincere Navigation	433
612,005		Singapore Airlines Ltd	5,376
1,602,000		Singapore Airport Terminal Services Ltd	3,929
3,807,419		Singapore Post Ltd	3,824
3,612,000		Sinotrans Ltd	755
2,700,000		Sinotrans Shipping Ltd	722

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,451,000		SITC International Co Ltd	$929
16,344		Sixt AG.	321
35,027		Sixt AG. (Preference)	591
122,768	*	Skymark Airlines, Inc	482
258,474		Skywest, Inc	4,148
1,051,000	e	SMRT Corp Ltd	1,340
11,065,075	*	Sociedad Matriz SAAM S.A.	1,267
176,030	e	Societa Iniziative Autostradali e Servizi S.p.A.	1,652
2,044,142	e	Southwest Airlines Co	27,555
2,535,899	*	SpiceJet Ltd	1,246
227,491	*,e	Spirit Airlines, Inc	5,769
957,374		Stagecoach Group plc	4,527
394,593	e	Stobart Group Ltd	483
45,233	e	Stolt-Nielsen S.A.	902
73,400	e	Student Transportation, Inc	470
107,890		STX Pan Ocean Co Ltd	444
180,767		Sumitomo Warehouse Co Ltd	1,252
463,735	*,e	Swift Transportation Co, Inc	6,576
673,998		Sydney Airport	2,304
516,000		T.Join Transportation Co	809
214,000		Taiwan Navigation Co Ltd	166
704,018		TAV Havalimanlari Holding AS	4,537
55,000		Tegma Gestao Logistica	871
97,580		Thoresen Thai Agencies PCL	59
5,676,000		Tianjin Port Development Holdings Ltd	843
580,000	*,e	Tiger Airways Holdings Ltd	319
345,543		TNT Express NV	2,534
524,566		TNT NV	1,051
757,534	e	Tobu Railway Co Ltd	4,349
1,709,170	e	Tokyu Corp	12,644
600,800		Toll Holdings Ltd	3,723
46,500		TPI-Triunfo Participacoes e Investimentos S.A.	279
208,000		Transasia Airways Corp	102
195,623		TransForce, Inc	4,217
1,034,108		Transurban Group	6,876
2,203,508	*	Turk Hava Yollari	9,017
1,940,954	*	UAL Corp	62,130
1,277,100		U-Ming Marine Transport Corp	1,975
2,443,299		Union Pacific Corp	347,950
2,524,004		United Parcel Service, Inc (Class B)	216,812
32,570	e	Universal Truckload Services, Inc	760
621,892	*,e	US Airways Group, Inc	10,553
545,106		UTI Worldwide, Inc	7,893
67,336	*	Virgin Australia Holdings Ltd	29
67,336	*,m	Virgin Australia Int Holdings	0	^
11,668		VTG AG.	200
57,856	*	Vueling Airlines S.A.	684
964,057	*	Wan Hai Lines Ltd	512
161,442		Werner Enterprises, Inc	3,897
76,540	*,e	Wesco Aircraft Holdings, Inc	1,127
326,792	e	West Japan Railway Co	15,722
43,600		Westshore Terminals Investment Corp	1,225

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

113,765		Wilh. Wilhelmsen ASA	$998
347,550		Wisdom Marine Lines Co Ltd	470
6,434,000		Xiamen International Port Co Ltd	871
1,111,000		Xiangyu Dredging Holdings Ltd	231
62,073	*,e	XPO Logistics, Inc	1,045
282,157		Yamato Transport Co Ltd	5,118
1,498,415		Yang Ming Marine Transport	687
20,400		Yusen Air & Sea Service Co Ltd	225
4,740,300		Zhejiang Expressway Co Ltd	3,750

		TOTAL TRANSPORTATION	2,549,970

UTILITIES - 3.2%
1,610,254		A2A S.p.A.	959
2,629,531		Aboitiz Power Corp	2,384
18,182		Acciona S.A.	995
906,017		ACEA S.p.A.	4,819
234,996		Actelios S.p.A.	255
2,690,201		AES Corp	33,816
3,514,843		AES Gener S.A.	2,409
146,244		AES Tiete S.A.	1,418
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0	^
501,628		AGL Energy Ltd	8,304
209,451		AGL Resources, Inc	8,786
2,157,976		Aguas Andinas S.A.	1,740
42,810	*	Akenerji Elektrik Uretim AS	42
22,453		Alerion Industries S.p.A.	109
169,025		Algonquin Power & Utilities Corp	1,238
136,335		Allete, Inc	6,683
291,277		Alliant Energy Corp	14,616
303,709		Ameren Corp	10,636
61,141	*,e	American DG Energy, Inc	128
1,395,214		American Electric Power Co, Inc	67,849
128,062		American States Water Co	7,373
1,221,133		American Water Works Co, Inc	50,604
1,077,970		APA Group	6,707
195,614		Aqua America, Inc	6,150
32,469		Artesian Resources Corp	730
83,177	*	Ascopiave S.p.A.	152
85,097	e	Atco Ltd	7,700
596,287	e	Atlantic Power Corp	2,940
142,834	e	Atlantic Power Corp (Toronto)	703
121,037		Atmos Energy Corp	5,167
329,475		Avista Corp	9,028
999,923	*	Babcock & Brown Wind Partners	281
5,004,000	e	Beijing Enterprises Water Group Ltd	1,493
72,135	*	BF Utilities Ltd	256
2,324,000	*	Binhai Investment Co Ltd	126
19,553		BKW S.A.	693
248,097		Black Hills Corp	10,926
45,395	*	Boralex, Inc	476
60,971	*,e	Cadiz, Inc	412
272,837		California Water Service Group	5,429

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,545,596	*	Calpine Corp	$114,239
115,465		Canadian Utilities Ltd	9,151
95,500	e	Capital Power Corp	1,993
5,500,590		Centerpoint Energy, Inc	131,794
330,541		Centrais Eletricas Brasileiras S.A.	1,143
290,124		Centrais Eletricas Brasileiras S.A. (Preference)	1,823
16,900		Centrais Eletricas de Santa Catarina S.A.	200
5,575,596		Centrica plc	31,210
30,864		CESC Ltd	151
386,847	*	CEZ AS	11,322
55,276		CH Energy Group, Inc	3,614
244,853	m	Challenger Infrastructure Fund	3
57,804		Chesapeake Utilities Corp	2,835
572,852	e	Cheung Kong Infrastructure Holdings Ltd	3,937
1,018,000		China Datang Corp Renewable Power Co Ltd	192
4,401,400		China Gas Holdings Ltd	4,396
4,928,200		China Longyuan Power Group Corp	4,486
5,300,000	*,e	China Oil and Gas Group Ltd	1,046
13,784,000	e	China Power International Development Ltd	4,453
8,540,000	*,e	China Power New Energy Development Co Ltd	513
1,939,300		China Resources Gas Group Ltd	5,398
2,777,899	e	China Resources Power Holdings Co	8,321
2,302,000		China Water Affairs Group Ltd	698
696,742	e	Chubu Electric Power Co, Inc	8,486
251,591	e	Chugoku Electric Power Co, Inc	3,288
206,573		Cia de Saneamento Basico do Estado de Sao Paulo	9,855
78,400		Cia de Saneamento de Minas Gerais-COPASA	1,915
97		Cia de Transmissao de Energia Electrica Paulista	2
1,057,486		Cia Energetica de Minas Gerais	12,361
456,671		Cia Energetica de Sao Paulo (Class B)	4,599
78,200		Cia Energetica do Ceara	1,935
137,419		Cia Paranaense de Energia	2,103
227,419		Cleco Corp	10,696
2,019,883		CLP Holdings Ltd	17,707
1,182,537		CMS Energy Corp	33,040
16,936,399		Colbun S.A.	5,181
32,896		Connecticut Water Service, Inc	962
679,737		Consolidated Edison, Inc	41,484
62,438	e	Consolidated Water Co, Inc	618
2,466,423	e	Contact Energy Ltd	11,767
334,640		CPFL Energia S.A.	3,494
5,336,800	e	Datang International Power Generation Co Ltd	2,360
25,541	e	Delta Natural Gas Co, Inc	558
2,036,466		Dominion Resources, Inc	118,482
2,241,424		Drax Group plc	20,882
712,882		DTE Energy Co	48,718
2,062,274	e	DUET Group	4,933
3,537,674		Duke Energy Corp	256,800
3,888,809		E.ON AG.	68,045
6,799		E1 Corp	433
1,891,819		Edison International	95,196
366,701		EDP - Energias do Brasil S.A.	2,290

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

195,559		El Paso Electric Co	$6,581
87,341	e	Electric Power Development Co	2,223
712,888		Electricite de France	13,675
75,052		Eletropaulo Metropolitana de Sao Paulo S.A.	367
32,841		Elia System Operator S.A.	1,406
199,920		Empire District Electric Co	4,478
795,610		Empresa Electrica del Norte Grande S.A.	1,697
4,520,170		Empresa Nacional de Electricidad S.A.	8,012
482,078		Enagas	11,243
619,674		Endesa S.A.	13,102
226,611		Enea S.A.	1,033
2,146,548		Enel Green Power S.p.A	4,034
4,812,618		Enel S.p.A.	15,780
2,675,093		Energias de Portugal S.A.	8,244
1,024,060	*,e	Energy World Corp Ltd	396
34,309,834		Enersis S.A.	13,306
2,198,918		Entergy Corp	139,060
1,951,263		Envestra Ltd	2,145
732,000	e	Epure International Ltd	325
278,447		Equatorial Energia S.A.	2,797
1,206,894	*	esure Group plc	5,501
41,535		EVN AG.	602
4,625,841		Exelon Corp	159,499
425,000		Federal Grid Co Unified Energy System JSC (ADR)	1,067
2,298,200	*	First Gen Corp	1,394
804,250		First Philippine Holdings Corp	2,064
1,373,064		FirstEnergy Corp	57,943
251,949	e	Fortis, Inc	8,470
1,560,067	e	Fortum Oyj	31,469
624,311		GAIL India Ltd	3,660
267,500		Gas Malaysia BHD	246
1,299,754		Gas Natural SDG S.A.	23,064
3,122,635		Gaz de France	59,989
79,554	e	Genie Energy Ltd	737
635,200		Glow Energy PCL	1,610
170,418		Great Plains Energy, Inc	3,952
140,000		Great Taipei Gas Co Ltd	101
3,898,700	e	Guangdong Investments Ltd	3,428
2,050		Gujarat Gas Co Ltd	9
194,239		Gujarat State Petronet Ltd	240
2,353,042	*	GVK Power & Infrastructure Ltd	398
120,271	e	Hawaiian Electric Industries, Inc	3,333
1,107,682		Hera S.p.A.	1,954
407,595	*	Hokkaido Electric Power Co, Inc	4,169
118,573	e	Hokuriku Electric Power Co	1,465
4,774,254		Hong Kong & China Gas Ltd	13,948
3,084,788		Hong Kong Electric Holdings Ltd	29,154
1,137,130	*	Huadian Energy Co Ltd	334
8,500,300	e	Huaneng Power International, Inc	9,074
723,000	e	Hyflux Ltd	853
4,713,607		Iberdrola S.A.	22,035
182,109		Idacorp, Inc	8,790

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

93,977	*	IDGC Holding JSC (GDR)	$996
442,307	*	Indiabulls Infrastructure and Power Ltd	37
30,672		Indraprastha Gas Ltd	156
95,964	*	Infraestructura Energetica ,NV SAB de C.V.	306
1,568,726	e	Infratil Ltd	3,163
116,551		Innergex Renewable Energy, Inc	1,106
97,691		Integrys Energy Group, Inc	5,682
451,683		Interconexion Electrica S.A.	2,227
884,207		Inversiones Aguas Metropolitanas S.A.	1,863
554,950		Iride S.p.A.	414
604,000		Isagen S.A. ESP	840
161,537	e	ITC Holdings Corp	14,419
219,725	e	Just Energy Income Fund	1,443
839,671	*	Kansai Electric Power Co, Inc	7,962
7,113	e	Korea District Heating Corp	619
337,380	*	Korea Electric Power Corp	9,211
16,990		Korea Electronic Power Industrial Development Co Ltd	74
70,431		Korea Gas Corp	4,424
347,599	*,e	Kyushu Electric Power Co, Inc	3,544
81,089	e	Laclede Group, Inc	3,462
206,100		Light S.A.	2,040
154,871		Macquarie Power & Infrastructure Income Fund	648
260,400	*	Magma Energy Corp	79
7		Manila Electric Co	0	^
1,428,200		Manila Water Co, Inc	1,403
341,219		MDU Resources Group, Inc	8,527
80,788		MGE Energy, Inc	4,479
62,793		Middlesex Water Co	1,226
189,700	*	MPX Energia S.A.	892
131,426	e	National Fuel Gas Co	8,063
9,463,390		National Grid plc	109,962
152,026	e	New Jersey Resources Corp	6,818
1,330,542		NextEra Energy, Inc	103,356
841,759		NiSource, Inc	24,697
1,276,204		Northeast Utilities	55,464
98,359	e	Northland Power Income Fund	1,791
96,881		Northwest Natural Gas Co	4,245
186,146		NorthWestern Corp	7,420
1,784,272		NRG Energy, Inc	47,265
1,628,306		NTPC Ltd	4,259
1,015,703		NV Energy, Inc	20,345
60,936	e	Oest Elektrizitatswirts AG. (Class A)	1,324
1,258,296		OGE Energy Corp	88,056
110,300		Okinawa Electric Power Co, Inc	3,799
292,727		Oneok, Inc	13,954
61,936	e	Ormat Technologies, Inc	1,279
3,806,506	e	Osaka Gas Co Ltd	16,646
143,818	e	Otter Tail Corp	4,478
537,776		Pennon Group plc	5,095
281,062		Pepco Holdings, Inc	6,015
866,700		Petronas Gas BHD	5,316
1,419,971		PG&E Corp	63,231

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

278,343		Piedmont Natural Gas Co, Inc	$9,152
588,513		Pinnacle West Capital Corp	34,069
382,950		PNM Resources, Inc	8,919
10,709,850		PNOC Energy Development Corp	1,693
947,959		Polska Grupa Energetyczna S.A.	4,878
354,910		Portland General Electric Co	10,764
2,057,849		Power Grid Corp of India Ltd	4,012
1,855,222	e	PPL Corp	58,087
63,600	*	ProShares VIX Short-Term Futures ETF	694
26,448,500		PT Perusahaan Gas Negara	16,231
435,227		PTC India Ltd	481
264,488	*	Public Power Corp	1,884
1,175,335		Public Service Enterprise Group, Inc	40,361
876,200	*	Puncak Niaga Holding BHD	424
7,280		Pusan City Gas Co Ltd	161
370,386		Questar Corp	9,011
370,000		Ratchaburi Electricity Generating Holding PCL	757
46,018		Red Electrica de Espana	2,318
157,984		Redes Energeticas Nacionais S.A.	456
340,067		Reliance Energy Ltd	2,036
756,790	*	Reliance Power Ltd	858
73,302		Rubis	4,467
1,424,567		RusHydro (ADR)	2,784
154,222		RWE AG.	5,757
299		RWE AG. (Preference)	11
7,162		Samchully Co Ltd	765
179,555		SCANA Corp	9,186
76,661		Scottish & Southern Energy plc	1,733
42,678		Sechilienne-Sidec	757
2,327,329		Sempra Energy	186,047
169,249		Severn Trent plc	4,410
218,750	*,e	Shikoku Electric Power Co, Inc	3,118
59,000		Shizuoka Gas Co Ltd	406
54,078	e	SJW Corp	1,433
246,191		Snam Rete Gas S.p.A.	1,125
110,517		South Jersey Industries, Inc	6,144
1,949,181		Southern Co	91,456
220,336		Southwest Gas Corp	10,457
3,629,708		SP AusNet	4,529
3,158,534	e,g	Spark Infrastructure Group	5,469
299,208		Suez Environnement S.A.	3,815
263,526	e	Superior Plus Corp	3,087
1,085,450		Taiwan Cogeneration Corp	737
1,494,029		Tata Power Co Ltd	2,658
1,230,344		Tauron Polska Energia S.A.	1,619
269,677		TECO Energy, Inc	4,806
117,335		Telecom Plus plc	1,785
7,233,118		Tenaga Nasional BHD	16,823
50,201		Terna Energy S.A.	163
807,458		Terna Rete Elettrica Nazionale S.p.A.	3,351
479,990	*	TF Administradora Industrial S de RL de C.V.	1,069
3,045,800		Thai Tap Water Supply PCL	1,125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

508,208	e	Toho Gas Co Ltd	$3,238
327,598	*	Tohoku Electric Power Co, Inc	2,613
1,212,006	*	Tokyo Electric Power Co, Inc	3,011
7,196,285		Tokyo Gas Co Ltd	38,900
1,176,000		Towngas China Co Ltd	1,088
230,120		Tractebel Energia S.A.	3,956
232,858	e	TransAlta Corp	3,404
399,645		UGI Corp	15,342
189,465		UIL Holdings Corp	7,501
915,630		United Utilities Group plc	9,868
46,511		Unitil Corp	1,308
227,682		UNS Energy Corp	11,143
73,600		Valener, Inc	1,166
167,152		Vectren Corp	5,921
270,198		Veolia Environnement	3,424
269,206		Westar Energy, Inc	8,932
184,442		WGL Holdings, Inc	8,134
617,359		Wisconsin Energy Corp	26,479
1,750,289		Xcel Energy, Inc	51,984
2,229,800		Xinao Gas Holdings Ltd	12,349
1,090		YESCO Co Ltd	31
51,441	e	York Water Co	967
6,575,382		YTL Corp BHD	3,480
3,865,208		YTL Power International BHD	1,823
1,453,400		Zhejiang Southeast Electric Power Co (Class B)	1,080
629,253	*	Zorlu Enerji Elektrik Uretim AS	550

		TOTAL UTILITIES	3,626,246

		TOTAL COMMON STOCKS	112,374,811

		(Cost $94,959,929)

PREFERRED STOCKS - 0.1%
DIVERSIFIED FINANCIALS - 0.0%
319,300		Daishin Securities Co Ltd Pref 2	1,667

		TOTAL DIVERSIFIED FINANCIALS	1,667

FOOD, BEVERAGE & TOBACCO - 0.1%
1,475,696	*	Ambev Cia De Bebidas Das	61,583

		TOTAL FOOD, BEVERAGE & TOBACCO	61,583

REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	21

		TOTAL REAL ESTATE	21

		TOTAL PREFERRED STOCKS	63,271

		(Cost $42,908)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
527,351	m	CaixaBank	36

		TOTAL BANKS	36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

CAPITAL GOODS - 0.0%
14,625		Gamuda Berhad	$6
574,212		KNM Group BHD	19
3,758,804	m	Polimex-Mostostal S.A.	0	^

		TOTAL CAPITAL GOODS	25

CONSUMER DURABLES & APPAREL - 0.0%
1,687,157	m	Alok Industries Ltd	0	^
489,250	m	Li Ning Co Ltd	68

		TOTAL CONSUMER DURABLES & APPAREL	68

CONSUMER SERVICES - 0.0%
349,597		William Hill plc	659

		TOTAL CONSUMER SERVICES	659

DIVERSIFIED FINANCIALS - 0.0%
1,035,000		Citigroup Global Markets Holdings	1,355
147,169		Haitong International Securities Group Ltd	11

		TOTAL DIVERSIFIED FINANCIALS	1,366

ENERGY - 0.0%
123,722		Etablissements Maurel et Prom CW14	43
45,556	e	Magnum Hunter Resources Corp	6

		TOTAL ENERGY	49

FOOD, BEVERAGE & TOBACCO - 0.0%
17,302		Olam International Ltd	6

		TOTAL FOOD, BEVERAGE & TOBACCO	6

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
60,780		Hartalega Holdings BHD	22

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	22

MATERIALS - 0.0%
1,558		Kinross Gold Corp	0	^
583,765	e,m	Talvivaara Mining Co plc	80

		TOTAL MATERIALS	80

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
588,021	m	Allos Therapeutics, Inc	12
1,427	e	CTC BIO, Inc	17

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	29

REAL ESTATE - 0.0%
4,761,352	m	GPT Group	0	^
66,140		IJM Land BHD - CW13	24
207,399		Mah Sing Group BHD	31
24,524	m	Nieuwe Steen Investments NV	0	^

		TOTAL REAL ESTATE	55

TRANSPORTATION - 0.0%
13,940		Thoresen Thai Agencies PCL	3
116,000	m	Tiger Airways Holdings Ltd	20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	RATES	MATURITY DATE	VALUE (000)

145,000	m	Tiger Airways Holdings Ltd			$0	^

		TOTAL TRANSPORTATION			23

		TOTAL RIGHTS / WARRANTS			2,418

		(Cost $3,428)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 5.4%
TREASURY DEBT - 0.4%
$61,500,000	United States Cash Management Bill	0.105%	04/15/13	61,497
3,000,000	United States Treasury Bill	0.085	04/04/13	3,000
8,800,000	United States Treasury Bill	0.089	04/11/13	8,800
73,200,000	United States Treasury Bill	0.093-0.108	04/18/13	73,196
43,000,000	United States Treasury Bill	0.100	05/16/13	42,995
25,700,000	United States Treasury Bill	0.075-0.100	05/30/13	25,698
18,000,000	United States Treasury Bill	0.076	06/06/13	17,998
22,500,000	United States Treasury Bill	0.080-0.085	06/13/13	22,497
50,000,000	United States Treasury Bill	0.060	06/27/13	49,992
62,000,000	United States Treasury Bill	0.065	07/05/13	61,989
4,000,000	United States Treasury Bill	0.093	07/11/13	3,999
13,400,000	United States Treasury Bill	0.075-0.090	07/18/13	13,397
40,900,000	United States Treasury Bill	0.075	07/25/13	40,891

	TOTAL TREASURY DEBT			425,949

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%
REPURCHASE AGREEMENT - 4.8%
554,038,000	o	Bank of Nova Scotia	0.015	04/01/13	554,038
396,512,000	p	Barclays Capital	0.015	04/01/13	396,512
550,000,000	q	Barclays Capital (DVP)	0.015	04/01/13	550,000
177,000,000	r	BNP	0.015	04/01/13	177,000
870,000,000	s	Calyon	0.015	04/01/13	870,000
426,000,000	t	Citigroup Tri-party A	0.015	04/01/13	426,000
126,000,000	u	Citigroup Tri-party C	0.015	04/01/13	126,000
700,000,000	v	Deutsche Bank	0.015	04/01/13	700,000
68,000,000	w	HSBC	0.017	04/01/13	68,000
528,000,000	x	Merrill Lynch	0.017	04/01/13	528,000
21,000,000	y	Morgan Stanley	0.017	04/01/13	21,000
187,000,000	z	RBC	0.017	04/01/13	187,000
660,000,000	aa	Royal Bank of Scotland	0.017-0.018	04/01/13	660,000
153,000,000	bb	Societe Generale	0.015	04/01/13	153,000
30,000,000	cc	UBS Warburg	0.015	04/01/13	30,000

		TOTAL REPURCHASE AGREEMENT			5,446,550

VARIABLE RATE SECURITIES - 0.2%
13,521,889	i	Granite Master Issuer plc 2006	0.403	12/20/50	13,251
10,691,726	i	Granite Master Issuer plc 2007	0.403	12/20/50	10,478
5,860,625	i	Medallion Trust 2005	0.330	08/22/36	5,809
8,780,830	i	Nelnet Student Loan Trust 2007	0.534	09/25/18	8,780

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$11,469,900	i	Puma Finance Ltd	0.429%	02/21/38	$11,230
170,000,000	i	SLM Student Loan Trust 2007	0.341	01/25/19	168,527
24,151,608	i	SLM Student Loan Trust 2008	0.651	10/25/16	24,178

		TOTAL VARIABLE RATE SECURITIES			242,253

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			5,688,803

		TOTAL SHORT-TERM INVESTMENTS			6,114,752

		(Cost $6,115,904)
		TOTAL INVESTMENTS - 104.9%			118,563,660
		(Cost $101,128,175)
		OTHER ASSETS & LIABILITIES, NET - (4.9)%			(5,538,479)

		NET ASSETS - 100.0%			$113,025,181

Abbreviation(s):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
ETF	Exchange Traded Fund
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
b	In bankruptcy
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,465,215,000.
f	Restricted security. At 3/31/2013, the aggregate value of these securities amounted to $988,000 or 0.0% of net assets.
g

Security exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2013, the aggregate value of these securities was $6,424,000 or 0.0% of net assets.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	In default
o	Agreement with Bank of Nova Scotia, 0.15% dated 3/31/13 to be repurchased at $554,040,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $565,121,000.
p	Agreement with Barclays Capital, 0.15% dated 03/31/13 to be repurchased at $396,514,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $404,442,000.
q	Agreement with Barclays Capital (DVP), 0.15% dated 03/31/13 to be repurchased at $550,002,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $561,002,000.
r	Agreement with BNP, 0.15% dated 03/31/13 to be repurchased at $177,001,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $180,681,000.
s	Agreement with Calyon, 0.15% dated 03/31/13 to be repurchased at $870,004,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $887,400,000.
t	Agreement with Citigroup Tri-party A, 0.15% dated 03/31/13 to be repurchased at $426,002,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $434,520,000.
u	Agreement with Citigroup Tri-party C, 0.16% dated 03/31/13 to be repurchased at $126,001,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $128,521,000.
v	Agreement with Deutsche Bank, 0.15% dated 03/31/13 to be repurchased at $700,003,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $714,000,000.
w	Agreement with HSBC, 0.17% dated 03/31/13 to be repurchased at $68,002,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $69,362,000.
x	Agreement with Merrill Lynch, 0.15% - 0.17% dated 03/31/13 to be repurchased at $528,002,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $538,583,000.
y	Agreement with Morgan Stanley, 0.17% dated 03/31/13 to be repurchased at $21,000,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $21,420,000.
z	Agreement with RBC, 0.17% dated 03/31/13 to be repurchased at $187,001,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $190,740,000.
aa	Agreement with Royal Bank of Scotland, 0.17% - 0.18% dated 03/31/13 to be repurchased at $660,006,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $673,206,000.
bb

Agreement with Societe Generale, 0.15% dated 03/31/13 to be repurchased at $153,001,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $28,550,000 and cash pledged of $125,010,000.

cc	Agreement with UBS Warburg, 0.15% dated 03/31/13 to be repurchased at $30,000,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $30,600,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
March 31, 2013

Country	Value (000)	% of total portfolio

DOMESTIC

UNITED STATES	$84,537,881	71.3%

TOTAL DOMESTIC	84,537,881	71.3

FOREIGN

ARGENTINA	1,852	0.0
AUSTRALIA	1,675,996	1.4
AUSTRIA	106,189	0.1
BELGIUM	198,275	0.2
BERMUDA	45,998	0.0
BRAZIL	925,807	0.8
CAMBODIA	2,728	0.0
CANADA	2,701,886	2.4
CAYMAN ISLANDS	1,759	0.0
CHILE	155,269	0.1
CHINA	1,387,142	1.2
COLOMBIA	113,781	0.1
CYPRUS	4,811	0.0
CZECH REPUBLIC	21,009	0.0
DENMARK	318,663	0.3
EGYPT	18,419	0.0
FINLAND	159,971	0.1
FRANCE	2,060,644	1.7
GERMANY	1,880,230	1.6
GIBRALTAR	1,798	0.0
GREECE	28,923	0.0
GUERNSEY, C.I.	3,049	0.0
HONG KONG	829,782	0.7
HUNGARY	14,221	0.0
INDIA	622,753	0.5
INDONESIA	292,639	0.2
IRELAND	271,113	0.2
ISLE OF MAN	3,833	0.0
ISRAEL	117,025	0.1
ITALY	386,924	0.3
JAPAN	5,131,051	4.4
JERSEY, C.I.	3,211	0.0
KOREA, REPUBLIC OF	1,219,358	1.0
LIECHTENSTEIN	551	0.0
LUXEMBOURG	30,876	0.0
MACAU	40,423	0.0
MALAYSIA	258,461	0.2
MEXICO	436,001	0.4
MONACO	4,417	0.0
MOROCCO	4,911	0.0
NETHERLANDS	1,093,351	1.0
NEW ZEALAND	76,175	0.1
NIGERIA	1,788	0.0
NORWAY	303,593	0.3
PANAMA	30,570	0.0
PERU	38,202	0.0
PHILIPPINES	131,901	0.1
POLAND	107,839	0.1
PORTUGAL	31,098	0.0
PUERTO RICO	1,434	0.0
RUSSIA	404,376	0.3
SINGAPORE	331,402	0.3
SOUTH AFRICA	525,521	0.4

Country	Value (000)	% of total portfolio

SPAIN	$377,956	0.3%
SWEDEN	653,430	0.6
SWITZERLAND	2,092,627	1.8
TAIWAN	885,443	0.7
THAILAND	232,924	0.2
TURKEY	218,009	0.2
UKRAINE	4,216	0.0
UNITED ARAB EMIRATES	20,055	0.0
UNITED KINGDOM	4,982,120	4.3

TOTAL FOREIGN	34,025,779	28.7

TOTAL PORTFOLIO	$118,563,660	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2013

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.7%

AUSTRALIA - 2.5%
155,682		AGL Energy Ltd	$2,577
23,242		ALS Ltd	255
747,861		Alumina Ltd	868
355,812		Amcor Ltd	3,447
945,426		AMP Ltd	5,151
56,711		APA Group	353
185,918		Asciano Group	1,085
1,271,799	*	Australia & New Zealand Banking Group Ltd	37,931
50,899		Australian Stock Exchange Ltd	1,923
51,619		Bendigo Bank Ltd	554
1,809,529	e	BHP Billiton Ltd	61,859
8,199,574	e	Billabong International Ltd	6,238
126,480	*	BlueScope Steel Ltd	664
102,780		Boral Ltd	528
356,690		Brambles Ltd	3,163
15,611		Caltex Australia Ltd	349
256,596		CFS Gandel Retail Trust	538
181,900		Coca-Cola Amatil Ltd	2,766
5,144		Cochlear Ltd	365
452,804		Commonwealth Bank of Australia	32,162
6,000,000		Commonwealth Property Office Fund	6,945
145,854		Computershare Ltd	1,555
60,957	e	Crown Ltd	784
145,375		CSL Ltd	8,986
799,457	e	David Jones Ltd	2,495
543,271		DB RREEF Trust	590
68,016		DuluxGroup Ltd	316
100,046		Echo Entertainment Group Ltd	364
89,324		Federation Centres	219
3,737	e	Flight Centre Ltd	131
392,189		Fortescue Metals Group Ltd	1,624
680,060		GPT Group (ASE)	2,632
53,125		Harvey Norman Holdings Ltd	152
37,875	e	Iluka Resources Ltd	372
284,937		Incitec Pivot Ltd	921
634,053		Insurance Australia Group Ltd	3,783
145,327	e	John Fairfax Holdings Ltd	96
43,795	e	Leighton Holdings Ltd	943
193,081		Lend Lease Corp Ltd	2,060
35,629	*,e	Lynas Corp Ltd	21
201,423		Macquarie Goodman Group	1,007
116,961		Macquarie Group Ltd	4,550
95,657	e	Metcash Ltd	413

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,102,886		Mirvac Group	$1,866
1,093,992		National Australia Bank Ltd	35,299
460,960		Newcrest Mining Ltd	9,650
349,707	e	OneSteel Ltd	320
109,098		Orica Ltd	2,789
364,837		Origin Energy Ltd	5,078
115,358		Oxiana Ltd	644
128,132	*	Qantas Airways Ltd	239
451,736		QBE Insurance Group Ltd	6,386
160,470		QR National Ltd	675
209,008		Ramsay Health Care Ltd	7,035
289,057		Santos Ltd	3,755
52,514	*	Shopping Centres Australasia Property Group	90
18,417		Sims Group Ltd	194
33,206		Sonic Healthcare Ltd	483
181,204		SP AusNet	226
818,606		Stockland Trust Group	3,124
459,266		Suncorp-Metway Ltd	5,668
57,922		Sydney Airport	198
94,864		Tabcorp Holdings Ltd	320
182,754		Tattersall’s Ltd	604
1,596,351		Telstra Corp Ltd	7,506
254,768	e	Toll Holdings Ltd	1,579
369,938		Transurban Group	2,460
43,871		Treasury Wine Estates Ltd	261
363,316		Wesfarmers Ltd	15,256
4,152,132		Westfield Group	47,044
1,336,926		Westfield Retail Trust	4,209
838,155		Westpac Banking Corp	26,973
29,800	e	Whitehaven Coal Ltd	66
198,427		Woodside Petroleum Ltd	7,437
348,016		Woolworths Ltd	12,286
40,143		WorleyParsons Ltd	1,038

		TOTAL AUSTRALIA	414,493

AUSTRIA - 0.2%
63,890		Andritz AG.	4,301
94,400		Austriamicrosystems AG.	10,659
21,422	*	Erste Bank der Oesterreichischen Sparkassen AG.	600
65,989	*,e,m	Immoeast AG.	0	^
48,491		IMMOFINANZ Immobilien Anlagen AG.	184
7,264		Oest Elektrizitatswirts AG. (Class A)	158
170,000		Oesterreichische Post AG.	7,317
15,084		OMV AG.	643
5,175		Raiffeisen International Bank Holding AG.	176
28,348		Telekom Austria AG.	186
11,692		Voestalpine AG.	360
3,986		Wiener Staedtische Allgemeine Versicherung AG.	193
178,017		Wienerberger AG.	2,126

		TOTAL AUSTRIA	26,903

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

BELGIUM - 0.4%
23,446		Ageas	$796
31,925	*,m	Anheuser-Busch InBev NV	0	^
15,417		Belgacom S.A.	384
7,960		Colruyt S.A.	385
10,191		Delhaize Group	556
7,725		Groupe Bruxelles Lambert S.A.	592
477	*,m	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
136,836		InBev NV	13,604
19,478		KBC Groep NV	675
1,411		Mobistar S.A.	32
5,996		Solvay S.A.	814
2,847		Telenet Group Holding NV	141
608,773		UCB S.A.	38,943
11,514		Umicore	541

		TOTAL BELGIUM	57,463

BERMUDA - 0.0%
117,500		Validus Holdings Ltd	4,391

		TOTAL BERMUDA	4,391

BRAZIL - 0.1%
489,000		BTG Pactual Participations Ltd	8,206
23,506	e	Companhia Vale do Rio Doce (ADR)	407
1,000,000		Klabin S.A.	6,903
850,000		Marcopolo S.A.	6,036
275,000		Minerva S.A.	1,783

		TOTAL BRAZIL	23,335

CANADA - 3.7%
25,390		Agnico-Eagle Mines Ltd	1,041
38,978	e	Agrium, Inc (Toronto)	3,801
300,000		Aimia, Inc	4,548
22,406		Alimentation Couche Tard, Inc	1,214
40,851	e	ARC Energy Trust	1,079
28,252	*	Athabasca Oil Corp	253
235,367	e	Bank of Montreal (Toronto)	14,815
432,014	e	Bank of Nova Scotia	25,138
547,799		Barrick Gold Corp (Canada)	16,091
64,000	e	Baytex Energy Trust	2,682
188,525	e	BCE, Inc	8,808
50,273	e	Bell Aliant Regional Communications Income Fund	1,333
95,055	*	Biovail Corp (Toronto)	7,136
199,561		Bombardier, Inc	792
13,969	e	Bonavista Energy Trust	205
152,063		Brookfield Asset Management, Inc	5,554
141,486		CAE, Inc	1,383
195,635	e	Cameco Corp	4,060
201,611	e	Canadian Imperial Bank of Commerce/Canada	15,814
349,271	e	Canadian National Railway Co	35,104
450,704		Canadian Natural Resources Ltd (Canada)	14,450
213,093		Canadian Oil Sands Trust	4,393
80,500	e	Canadian Pacific Railway Ltd	10,503

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

258,863		Canadian Pacific Railway Ltd (Toronto)	$33,774
74,413		Canadian Tire Corp Ltd	5,370
11,150		Canadian Utilities Ltd	884
290,000		Cenovus Energy, Inc	8,987
389,580	e	Cenovus Energy, Inc (Toronto)	12,065
83,051		Centerra Gold, Inc	495
108,104	*	CGI Group, Inc	2,938
34,465	e	CI Financial Corp	953
252,575	e	Crescent Point Energy Corp	9,535
205,000	*	Detour Gold Corp	3,941
214,324	e	Dollarama, Inc	13,762
349,311		Eldorado Gold Corp	3,339
6,922		Empire Co Ltd	451
222,703		Enbridge, Inc	10,369
181,823	e	EnCana Corp	3,537
28,452	e	Enerplus Resources Fund	416
965		Fairfax Financial Holdings Ltd	377
24,432		Finning International, Inc	609
287,508		First Quantum Minerals Ltd	5,468
97,753	e	Fortis, Inc	3,286
73,426	*,e	Franco-Nevada Corp	3,352
9,915		George Weston Ltd	737
70,864		Gildan Activewear, Inc	2,827
232,431		Goldcorp, Inc	7,821
138,067		Great-West Lifeco, Inc	3,701
81,370		H&R Real Estate Investment Trust	1,874
154,394		Husky Energy, Inc	4,432
273,574	e	IAMGOLD Corp	1,974
18,126	e	IGM Financial, Inc	817
131,720		Imperial Oil Ltd	5,384
50,490		Industrial Alliance Insurance and Financial Services, Inc	1,857
23,572	e	ING Canada, Inc	1,444
6,905		Inmet Mining Corp	460
177,848	*	Ivanhoe Mines Ltd	1,133
206,259		Kinross Gold Corp	1,632
15,642		Loblaw Cos Ltd	658
42,525	*,e	Lululemon Athletica, Inc	2,651
80,000		Magna International, Inc - Class A (NY)	4,696
75,641		Magna International, Inc (Class A)	4,446
150,000	e	Manitoba Telecom Services, Inc	4,873
523,061	e	Manulife Financial Corp	7,703
13,214	*	MEG Energy Corp	424
134,113		Metro, Inc	8,403
71,299	e	National Bank of Canada	5,237
228,291	*	New Gold, Inc	2,077
20,802		Onex Corp	992
10,696	*	Open Text Corp	632
315,871	*	Osisko Mining Corp	1,875
67,284		Pan American Silver Corp	1,106
42,475	e	Pembina Pipeline Income Fund	1,342
53,482	e	Pengrowth Energy Trust	273
64,570	e	Penn West Energy Trust	694

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

259,734		Potash Corp of Saskatchewan Toronto	$10,202
72,218	e	Power Corp Of Canada	1,941
121,208	e	Power Financial Corp	3,572
97,200	*,e	Research In Motion Ltd (Canada)	1,444
93,717		RioCan Real Estate Investment Trust	2,565
37,358	e	Ritchie Bros Auctioneers, Inc	813
110,199	e	Rogers Communications, Inc (Class B)	5,629
783,317	e	Royal Bank of Canada (Toronto)	47,191
66,033		Saputo, Inc	3,353
74,239	*,e	Shaw Communications, Inc (B Shares)	1,839
91,414	e	Shoppers Drug Mart Corp	3,912
159,415		Silver Wheaton Corp	4,990
21,860		SNC-Lavalin Group, Inc	915
245,945	e	Sun Life Financial, Inc	6,711
1,056,266		Suncor Energy, Inc	31,651
245,273		Talisman Energy, Inc	2,999
149,577		Teck Cominco Ltd	4,211
58,444		TELUS Corp	4,036
168,413	e	Thomson Corp (Toronto)	5,464
80,720		Tim Hortons, Inc (Toronto)	4,387
475,355	e	Toronto-Dominion Bank	39,578
92,663	*	Tourmaline Oil Corp	3,583
37,764	e	TransAlta Corp	552
401,321	e	TransCanada Corp	19,160
45,121	e	Vermilion Energy Trust	2,336
180,000		Westjet Airlines Ltd	4,380
277,168	e	Yamana Gold, Inc	4,270

		TOTAL CANADA	609,964

CHINA - 0.7%
4,000,000	e	Agile Property Holdings Ltd	4,786
794,000	e	Agricultural Bank of China	382
2,708,700		Bank of Communications Co Ltd	2,034
4,000,000		Beijing Capital International Airport Co Ltd	2,920
2,079,948		BOC Hong Kong Holdings Ltd	6,957
1,122,000		China Aoyuan Property Group Ltd	241
8,690,500	e	China Everbright International Ltd	6,260
1,119,500		China Merchants Bank Co Ltd	2,379
5,915,100	e	China National Building Material Co Ltd	7,480
1,300,255	*	China New Town Development Co Ltd	101
6,000,000	e	China Railway Construction Corp	5,709
12,000,000		China Railway Group Ltd	6,127
1,818,900	e	China South Locomotive and Rolling Stock Corp	1,296
203,000		CNOOC Ltd	390
20,000	e	Cosco Corp Singapore Ltd	15
5,121,000		Dah Chong Hong Holdings Ltd	4,861
44,000	*	Foxconn International Holdings Ltd	17
209,000	*,e	Glorious Property Holdings Ltd	33

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,450,000	e	Great Wall Motor Co Ltd	$4,935
12,000,000		Guangzhou Investment Co Ltd	3,472
2,250,000		Guangzhou R&F Properties Co Ltd	3,787
6,877,000		Industrial & Commercial Bank of China	4,837
4,000,000		KWG Property Holding Ltd	2,513
76,000		Netease.com (ADR)	4,163
180,000		Ping An Insurance Group Co of China Ltd	1,400
3,000,000		Shimao Property Holdings Ltd	5,784
50,000	*	Sina Corp	2,430
2,223,338	e	Sino-Ocean Land Holdings Ltd	1,345
167,400		Spreadtrum Communications, Inc (ADR)	3,433
5,600,000		Sunac China Holdings Ltd	3,955
168,000		Tencent Holdings Ltd	5,373
1,550,000		Xinao Gas Holdings Ltd	8,584
1,569,300		Xingda International Holdings Ltd	519
169,000	e	Yangzijiang Shipbuilding	133
7,539,000	*,e	Yanlord Land Group Ltd	9,160

		TOTAL CHINA	117,811

COLOMBIA - 0.1%
427,857		Pacific Rubiales Energy Corp (Toronto)	9,030

		TOTAL COLOMBIA	9,030

DENMARK - 0.6%
55		AP Moller - Maersk AS (Class A)	413
125		AP Moller - Maersk AS (Class B)	981
10,766	e	Carlsberg AS (Class B)	1,050
750,985		Christian Hansen Holding	27,892
11,384		Coloplast A.S.	613
56,885	*	Danske Bank AS	1,020
19,977		DSV AS	483
283,326		Novo Nordisk AS (Class B)	45,667
39,037		Novozymes AS	1,326
729,022		TDC AS	5,611
300,000	*	Topdanmark A.S.	7,196
2,402		TrygVesta AS	194
2,529	*	William Demant Holding	212

		TOTAL DENMARK	92,658

FINLAND - 0.2%
13,226	e	Elisa Oyj (Series A)	246
560,190		Fortum Oyj	11,300
6,943	e	Kesko Oyj (B Shares)	217
15,633		Kone Oyj (Class B)	1,233
12,703	e	Metso Oyj	543
12,237	e	Neste Oil Oyj	173
299,965	e	Nokia Oyj	976
10,906	e	Nokian Renkaat Oyj	487
283,376	e	OKO Bank (Class A)	4,144
4,742	e	Orion Oyj (Class B)	125
741,600	e	Outotec Oyj	10,906
42,475	e	Sampo Oyj (A Shares)	1,638

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

56,313		Stora Enso Oyj (R Shares)	$365
52,761	e	UPM-Kymmene Oyj	590
17,158	e	Wartsila Oyj (B Shares)	773

		TOTAL FINLAND	33,716

FRANCE - 3.2%
14,487		Accor S.A.	504
3,005		Aeroports de Paris	255
55,372		Air Liquide	6,735
107,974	*,e	Alcatel S.A.	145
366,702		Alstom RGPT	14,957
42,166		Arkema	3,843
349,837		Atos Origin S.A.	24,106
169,583		AXA S.A.	2,931
1,011,355		BNP Paribas	52,001
9,865		Bouygues S.A.	268
5,205		Bureau Veritas S.A.	648
14,859		Cap Gemini S.A.	677
62,197		Carrefour S.A.	1,704
5,560		Casino Guichard Perrachon S.A.	585
2,950		Christian Dior S.A.	490
16,168		CNP Assurances	222
334,350		Compagnie de Saint-Gobain	12,416
15,040	*	Compagnie Generale de Geophysique S.A.	339
1		Compagnie Generale de Geophysique-Veritas (ADR)	0	^
20,403		Compagnie Generale d’Optique Essilor International S.A.	2,270
95,044	*	Credit Agricole S.A.	785
6,318		Dassault Systemes S.A.	731
1,814,499		Edenred	59,467
25,537		Electricite de France	490
3,241		Eurazeo	165
7,212		Eutelsat Communications	254
2,621		Fonciere Des Regions	205
117,636		France Telecom S.A.	1,192
772,700	*,e	GameLoft	5,052
135,728		Gaz de France	2,607
1,993		Gecina S.A.	232
57,330		Groupe Danone	3,992
30,050		Groupe Eurotunnel S.A.	240
2,139		Icade	187
1,222		Iliad S.A.	260
3,402		Imerys S.A.	222
784,625		JC Decaux S.A.	21,524
9,464		Klepierre	372
493,375		Lafarge S.A.	32,848
6,691		Lagardere S.C.A.	247
17,431		Legrand S.A.	760
158,218		L’Oreal S.A.	25,102
237,205		LVMH Moet Hennessy Louis Vuitton S.A.	40,754
13,226		Michelin (C.G.D.E.) (Class B)	1,108
91,083		Natixis	346
18,590		Pernod-Ricard S.A.	2,317

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

13,555	*,e	Peugeot S.A.	$98
6,670		PPR	1,467
8,958		Publicis Groupe S.A.	601
414,714		Remy Cointreau S.A.	47,929
112,533		Renault S.A.	7,060
700,214		Rexel S.A.	15,289
64,700		Rubis	3,943
21,219		Safran S.A.	947
400,975		Sanofi-Aventis	40,894
50,377		Schneider Electric S.A.	3,684
16,577		SCOR	477
62,759		Societe BIC S.A.	7,292
64,755	*	Societe Generale	2,132
4,965		Sodexho Alliance S.A.	463
14,878		Suez Environnement S.A.	190
278,589		Technip S.A.	28,575
219,353		Teleperformance	9,354
9,201		Thales S.A.	389
215,633	*	Total S.A.	10,327
8,809	*	Unibail-Rodamco	2,052
10,661		Vallourec	513
18,491		Veolia Environnement	234
44,694		Vinci S.A.	2,017
127,245		Vivendi Universal S.A.	2,632
1,677		Wendel	178
1,833		Zodiac S.A.	214

		TOTAL FRANCE	515,506

GERMANY - 3.5%
11,315		Adidas-Salomon AG.	1,176
548,535		Allianz AG.	74,777
2,024		Axel Springer AG.	88
189,419		BASF AG.	16,631
744,738		Bayer AG.	76,966
284,025		Bayerische Motoren Werke AG.	24,579
535		Bayerische Motoren Werke AG. (Preference)	34
664,649		Beiersdorf AG.	61,430
2,769		Brenntag AG.	433
8,435		Celesio AG.	159
386,895	*,e	Commerzbank AG.	570
172,384		Continental AG.	20,662
90,504		Daimler AG. (Reg)	4,936
498,544		Deutsche Bank AG.	19,491
19,639		Deutsche Boerse AG.	1,191
23,196		Deutsche Lufthansa AG.	454
1,706,093		Deutsche Post AG.	39,373
283,476		Deutsche Telekom AG.	3,001
1,814,700		E.ON AG.	31,753
3,577		Fraport AG. Frankfurt Airport Services Worldwide	201
71,681		Fresenius Medical Care AG.	4,847
11,848		Fresenius SE	1,464
9,110		GEA Group AG.	301

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

55,990		Hannover Rueckversicherung AG.	$4,408
13,998		HeidelbergCement AG.	1,009
13,152		Henkel KGaA	1,040
18,019		Henkel KGaA (Preference)	1,736
1,760	*	Hochtief AG.	115
1,273		Hugo Boss AG.	143
109,094		Infineon Technologies AG.	863
17,259		K&S AG.	805
241,028		Kabel Deutschland Holding AG.	22,252
104,448		Lanxess AG.	7,425
17,835		Linde AG.	3,322
2,469		MAN AG.	266
3,489		Merck KGaA	527
12,546		Metro AG.	357
109,736		Muenchener Rueckver AG.	20,568
60,000		Norddeutsche Affinerie AG.	3,818
15,410		Porsche AG.	1,129
145,185		ProSiebenSat.1 Media AG.	5,197
41,000		Rheinmetall AG.	1,902
36,976		RWE AG.	1,380
3,154		RWE AG. (Preference)	113
4,352		Salzgitter AG.	175
713,849		SAP AG.	57,413
83,983		Siemens AG.	9,053
197,182		Suedzucker AG.	8,334
36,616		ThyssenKrupp AG.	746
4,665		United Internet AG.	114
23,073		Volkswagen AG.	4,352
88,364		Volkswagen AG. (Preference)	17,600
341,804		Wirecard AG.	9,470

		TOTAL GERMANY	570,149

GREECE - 0.0%
19,544		Coca Cola Hellenic Bottling Co S.A.	524
22,406		OPAP S.A.	176

		TOTAL GREECE	700

HONG KONG - 1.3%
7,785,700		AIA Group Ltd	34,232
17,658	e	ASM Pacific Technology	194
119,466		Bank of East Asia Ltd	473
105,237		Cathay Pacific Airways Ltd	180
596,111		Cheung Kong Holdings Ltd	8,831
43,661		Cheung Kong Infrastructure Holdings Ltd	300
493,956		CLP Holdings Ltd	4,330
4,745,731	e	Esprit Holdings Ltd	5,733
1,180,000	*	Far East Global Group Ltd	368
188,504		First Pacific Co	256
164,000	*	Galaxy Entertainment Group Ltd	688
1,811,517		Hang Lung Group Ltd	10,206
6,528,337		Hang Lung Properties Ltd	24,441
360,570		Hang Seng Bank Ltd	5,793

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

315,333		Henderson Land Development Co Ltd	$2,163
158,804		HKT Trust and HKT Ltd	159
1,556,859		Hong Kong & China Gas Ltd	4,548
294,779		Hong Kong Electric Holdings Ltd	2,786
253,959	e	Hong Kong Exchanges and Clearing Ltd	4,340
49,403		Hopewell Holdings	201
482,700		Hutchison Port Holdings Trust	412
666,416		Hutchison Whampoa Ltd	6,967
57,584		Hysan Development Co Ltd	291
6,000,000	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	8,054
1,525,427		Kerry Properties Ltd	6,790
1,750,638	e	Li & Fung Ltd	2,420
12,000		Lifestyle International Holdings Ltd	27
2,693,445		Link Real Estate Investment Trust	14,690
50,000		MGM China Holdings Ltd	107
404,915		MTR Corp	1,611
1,027,771		New World Development Ltd	1,747
348,263		Noble Group Ltd	343
129,425		NWS Holdings Ltd	231
17,864		Orient Overseas International Ltd	121
276,749		PCCW Ltd	129
10,566,900		Samsonite International	26,518
2,770,286	*	Shanghai Real Estate Ltd	107
139,345		Shangri-La Asia Ltd	274
267,969		Sino Land Co	456
170,000		SJM Holdings Ltd	426
882,932		Sun Hung Kai Properties Ltd	11,915
143,293		Swire Pacific Ltd (Class A)	1,831
147,956		Swire Properties Ltd	526
1,235,662		Wharf Holdings Ltd	11,051
83,780		Wheelock & Co Ltd	447
16,302		Wing Hang Bank Ltd	174
65,589		Yue Yuen Industrial Holdings	214

		TOTAL HONG KONG	208,101

INDIA - 0.5%
2,006,779	*	DEN Networks Ltd	7,027
1,530,483		Dhanalakshmi Bank Ltd	1,294
4,265,804		DLF Ltd	18,488
787,416		Geodesic Information Systems Ltd	138
383,004	*	Hathway Cables and Datacom Pvt Ltd	1,899
8,950,000	*	IBN18 Broadcast Ltd	4,650
1,764,100		Infrastructure Development Finance Co Ltd	4,677
400,070		ING Vysya Bank Ltd	4,099
350,000		ITC Ltd	1,994
3,620,000		Jaiprakash Associates Ltd	4,382
283,431		Jyothy Laboratories Ltd	867
187,600		Larsen & Toubro Ltd	4,729
454,322		LIC Housing Finance Ltd	1,883
90,834		Prestige Estates Projects Ltd	274

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

779,738		Puravankara Projects Ltd	$1,297
200,000		Sun Pharmaceuticals Industries Ltd	3,017
813,513		Sunteck Realty Ltd	5,982
30,756,522		Unitech Ltd	13,363
6,471		Vedanta Resources plc	99
50,000	*	Wockhardt Ltd	1,840
5,170,700	*	Zee Entertainment Enterprises Ltd	6,393

		TOTAL INDIA	88,392

INDONESIA - 0.1%
33,000,000		PT Lippo Karawaci Tbk	4,662
33,842,500	*	PT MNC Sky Vision Tbk	7,661
4,000,000		PT Telekomunikasi Indonesia Tbk (Series B)	4,540

		TOTAL INDONESIA	16,863

IRELAND - 0.7%
1,422,839		CRH plc	31,418
6,125		CRH plc (Ireland)	136
44,265	*	Elan Corp plc	513
4,790	*,e	Elan Corp plc (ADR)	57
147,992	*,m	Irish Bank Resolution Corp Ltd	0	^
59,946		James Hardie Industries NV	629
296,950		Kerry Group plc (Class A)	17,694
135,500		Paddy Power plc	12,228
521	*	Prothena Corp plc	3
14,350		Ryanair Holdings plc	110
459,951		Ryanair Holdings plc (ADR)	19,217
395,953		Shire Ltd	12,059
657,400		Smurfit Kappa Group plc	10,899
220,000	*,e	Smurfit Kappa Group plc (Euro Comp)	3,614
79,319		XL Capital Ltd	2,403

		TOTAL IRELAND	110,980

ISLE OF MAN - 0.0%
3,631,384	*	Unitech Corporate Parks plc	2,000

		TOTAL ISLE OF MAN	2,000

ISRAEL - 0.1%
53,824		Bank Hapoalim Ltd	245
63,610		Bank Leumi Le-Israel	225
103,942		Bezeq Israeli Telecommunication Corp Ltd	144
292		Delek Group Ltd	82
23,479		Israel Chemicals Ltd	304
128		Israel Corp Ltd	97
2,143	*	Mellanox Technologies Ltd	119
6,605	*	Mizrahi Tefahot Bank Ltd	71
3,180	*	Nice Systems Ltd	117
49,059		Teva Pharmaceutical Industries Ltd	1,950
450,878		Teva Pharmaceutical Industries Ltd (ADR)	17,891

		TOTAL ISRAEL	21,245

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

ITALY - 0.6%
228,506		ACEA S.p.A.	$1,215
118,433		Assicurazioni Generali S.p.A.	1,854
4,780	e	Autogrill S.p.A.	57
31,834		Autostrade S.p.A.	504
908,747		Banca Intesa S.p.A.	1,339
97,033		Banca Intesa S.p.A. RSP	123
454,035	*,e	Banca Monte dei Paschi di Siena S.p.A.	108
73,381		Banche Popolari Unite Scpa	272
122,097	*	Banco Popolare Scarl	155
330,500	*,e	Brunello Cucinelli S.p.A	6,968
894,154		De’Longhi S.p.A.	14,096
99,783		Enel Green Power S.p.A	188
356,729		Enel S.p.A.	1,170
641,056		ENI S.p.A.	14,352
156,696	e	Exor S.p.A.	4,392
82,160		Fiat Industrial S.p.A.	927
85,191	*	Fiat S.p.A.	455
40,636	*	Finmeccanica S.p.A.	196
711,009		Lottomatica S.p.A.	16,742
450,934		Luxottica Group S.p.A.	22,641
33,194		Mediaset S.p.A.	68
51,519		Mediobanca S.p.A.	263
305,041	e	Pirelli & C S.p.A.	3,209
15,471		Prysmian S.p.A.	319
26,658		Saipem S.p.A.	819
88,002		Snam Rete Gas S.p.A.	402
311,901		Telecom Italia RSP	192
767,930		Telecom Italia S.p.A.	542
70,467		Terna Rete Elettrica Nazionale S.p.A.	293
390,344	*	UniCredit S.p.A	1,676
481,199	*	Yoox S.p.A	9,045

		TOTAL ITALY	104,582

JAPAN - 8.0%
1,900	e	ABC-Mart, Inc	72
2,540	*,e	Acom Co Ltd	73
300	*	Activia Properties Inc	2,884
2,090	*	Advance Residence Investment Corp	5,608
19,643	e	Advantest Corp	278
227,309	e	Aeon Co Ltd	2,943
9,603	e	Aeon Credit Service Co Ltd	272
9,900		Aeon Mall Co Ltd	302
12,000		Air Water, Inc	167
258,642		Aisin Seiki Co Ltd	9,534
53,529		Ajinomoto Co, Inc	787
5,157		Alfresa Holdings Corp	281
84,435	e	All Nippon Airways Co Ltd	174
28,744		Amada Co Ltd	191
7,599,848	e	Aozora Bank Ltd	21,494
317,507		Asahi Breweries Ltd	7,592
82,773		Asahi Glass Co Ltd	577

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

874,134		Asahi Kasei Corp	$5,908
9,400		Asics Corp	155
186,841		Astellas Pharma, Inc	10,083
26,105		Bank of Kyoto Ltd	256
373,971		Bank of Yokohama Ltd	2,170
26,283		Benesse Corp	1,119
779,004		Bridgestone Corp	26,212
30,085		Brother Industries Ltd	312
11,000	e	Calbee, Inc	866
773,297		Canon, Inc	28,419
29,923	*,e	Casio Computer Co Ltd	234
56,600		Central Japan Railway Co	5,981
283,323		Chiba Bank Ltd	2,042
13,000	e	Chiyoda Corp	146
85,166	e	Chubu Electric Power Co, Inc	1,037
83,958		Chugai Pharmaceutical Co Ltd	1,871
14,100		Chugoku Bank Ltd	228
37,753		Chugoku Electric Power Co, Inc	493
20,842		Citizen Watch Co Ltd	107
7,771		Coca-Cola West Japan Co Ltd	135
75,343		Cosmo Oil Co Ltd	159
9,855	e	Credit Saison Co Ltd	247
1,200		Crescendo Investment Corp	1,171
72,076	e	Dai Nippon Printing Co Ltd	689
23,630		Daicel Chemical Industries Ltd	185
34,698	e	Daido Steel Co Ltd	185
24,290	*,e	Daihatsu Motor Co Ltd	505
11,127		Dai-ichi Mutual Life Insurance Co	14,932
87,497		Daiichi Sankyo Co Ltd	1,689
86,046		Daikin Industries Ltd	3,386
20,763	e	Dainippon Sumitomo Pharma Co Ltd	367
19,611		Daito Trust Construction Co Ltd	1,683
64,856		Daiwa House Industry Co Ltd	1,269
1,794,400	*	Daiwa Securities Group, Inc	12,720
32,300	e	Dena Co Ltd	881
58,676		Denki Kagaku Kogyo KK	212
308,745		Denso Corp	13,118
22,755	e	Dentsu, Inc	680
83,300		Don Quijote Co Ltd	3,695
106,752		East Japan Railway Co	8,787
91,117	e	Eisai Co Ltd	4,082
42,793		Electric Power Development Co	1,089
5,300	*,m	Elpida Memory, Inc	0	^
7,644		FamilyMart Co Ltd	349
34,043	*	Fanuc Ltd	5,242
16,518	e	Fast Retailing Co Ltd	5,282
44,822	*	Fuji Electric Holdings Co Ltd	132
353,184		Fuji Folms Holdings Corp	7,006
785,742		Fuji Heavy Industries Ltd	12,463
3,000		Fuji Television Network, Inc	5,216
1,141,991		Fujitsu Ltd	4,771
64,663		Fukuoka Financial Group, Inc	324

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

83,805	e	Furukawa Electric Co Ltd	$186
7,800	*,e	Gree, Inc	98
48,110	e	GS Yuasa Corp	202
30,879		Gunma Bank Ltd	184
31,842		Hachijuni Bank Ltd	191
2,935		Hakuhodo DY Holdings, Inc	226
5,737		Hamamatsu Photonics KK	228
71,000	e	Hankyu Hanshin Holdings, Inc	429
278,782		Hino Motors Ltd	3,027
10,687	e	Hirose Electric Co Ltd	1,410
41,000		Hiroshima Bank Ltd	199
8,067	e	Hisamitsu Pharmaceutical Co, Inc	437
12,852	e	Hitachi Chemical Co Ltd	197
8,722	e	Hitachi Construction Machinery Co Ltd	188
23,500		Hitachi High-Technologies Corp	491
200,000		Hitachi Kokusai Electric, Inc	1,770
5,910,685		Hitachi Ltd	34,507
256,907	e	Hitachi Medical Corp	4,112
21,000	e	Hitachi Metals Ltd	201
23,384	*	Hokkaido Electric Power Co, Inc	239
26,000		Hokuhoku Financial Group, Inc	53
22,531	e	Hokuriku Electric Power Co	278
790,868		Honda Motor Co Ltd	30,457
116,553	*	Hoya Corp	2,198
16,166	*,e	Ibiden Co Ltd	253
3,052	*	Ichigo Real Estate Investment Corp	2,227
34,747	e	Idemitsu Kosan Co Ltd	3,031
221		Inpex Holdings, Inc	1,190
171,481	e	Isetan Mitsukoshi Holdings Ltd	2,479
2,978,978	e	Ishikawajima-Harima Heavy Industries Co Ltd	9,070
154,169		Isuzu Motors Ltd	934
629,670		Itochu Corp	7,737
103,462		Itochu Techno-Science Corp	5,122
19,652		Iyo Bank Ltd	182
490,050		J Front Retailing Co Ltd	3,827
55,000	*,e	Jafco Co Ltd	1,979
30,300		Japan Airlines Co Ltd	1,411
3,700		Japan Petroleum Exploration Co	146
87		Japan Prime Realty Investment Corp	337
66	*	Japan Real Estate Investment Corp	915
717	*	Japan Retail Fund Investment Corp	1,779
24,560	e	Japan Steel Works Ltd	130
536,300		Japan Tobacco, Inc	17,155
414,004	e	JFE Holdings, Inc	8,013
76,978		JGC Corp	1,976
140,000	e	Jin Co Ltd	7,757
53,624		Joyo Bank Ltd	299
23,553		JSR Corp	483
37,003		JTEKT Corp	350
241		Jupiter Telecommunications Co	316
838,000		JX Holdings, Inc	4,725
107,372		Kajima Corp	292

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

212,252		Kamigumi Co Ltd	$1,953
33,900		Kaneka Corp	196
98,474	*	Kansai Electric Power Co, Inc	934
26,480		Kansai Paint Co Ltd	294
32,853		Kao Corp	1,063
517,212		Kawasaki Heavy Industries Ltd	1,639
43,000	*,e	Kawasaki Kisen Kaisha Ltd	92
204,000	e	KDDI Corp	8,530
202,022	e	Keihin Electric Express Railway Co Ltd	2,110
222,310		Keio Corp	1,911
34,426		Keisei Electric Railway Co Ltd	364
1,600		Kenedix Realty Investment Corp	7,770
13,485		Keyence Corp	4,143
12,795	e	Kikkoman Corp	224
16,131		Kinden Corp	106
396,914	e	Kintetsu Corp	1,851
110,849		Kirin Brewery Co Ltd	1,782
323,084	*,e	Kobe Steel Ltd	380
8,000	*	Koito Manufacturing Co Ltd	138
348,622		Komatsu Ltd	8,338
6,073	e	Konami Corp	122
61,613		Konica Minolta Holdings, Inc	452
92,158		Kubota Corp	1,337
28,274		Kuraray Co Ltd	399
9,345		Kurita Water Industries Ltd	208
53,812	*	Kyocera Corp	4,937
33,045		Kyowa Hakko Kogyo Co Ltd	375
52,784	*	Kyushu Electric Power Co, Inc	538
21,551		Lawson, Inc	1,655
85,523	e	LIXIL Group Corp	1,706
51,516		Mabuchi Motor Co Ltd	2,786
38,036	*	Makita Corp	1,696
1,391,072		Marubeni Corp	10,650
18,409		Marui Co Ltd	191
5,496		Maruichi Steel Tube Ltd	128
183,555	e	Matsushita Electric Industrial Co Ltd	1,382
4,968,350	*	Mazda Motor Corp	14,614
5,500	e	McDonald’s Holdings Co Japan Ltd	148
18,912		Mediceo Paltac Holdings Co Ltd	265
5,149	e	MEIJI Holdings Co Ltd	236
565,064		Millea Holdings, Inc	16,348
17,400		Miraca Holdings, Inc	836
997,219	e	Mitsubishi Chemical Holdings Corp	4,753
630,595	e	Mitsubishi Corp	11,877
848,814		Mitsubishi Electric Corp	6,905
132,705		Mitsubishi Estate Co Ltd	3,759
48,160		Mitsubishi Gas Chemical Co, Inc	319
1,008,150		Mitsubishi Heavy Industries Ltd	5,833
14,262		Mitsubishi Logistics Corp	265
386,293		Mitsubishi Materials Corp	1,093
491,130	*	Mitsubishi Motors Corp	514
3,789,054		Mitsubishi UFJ Financial Group, Inc	22,860

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

74,200		Mitsubishi UFJ Lease & Finance Co Ltd	$389
1,080,704	e	Mitsui & Co Ltd	15,236
97,087	e	Mitsui Chemicals, Inc	212
482,137		Mitsui Fudosan Co Ltd	13,769
2,244,499	*	Mitsui OSK Lines Ltd	7,427
69,207	e	Mitsui Sumitomo Insurance Group Holdings, Inc	1,541
1,249,918		Mitsui Trust Holdings, Inc	5,952
13,200,856	e	Mizuho Financial Group, Inc	28,326
4,631	e	Monex Beans Holdings, Inc	1,877
291,900	e	MonotaRO Co Ltd	14,279
74,120		Murata Manufacturing Co Ltd	5,604
8,100	e	Nabtesco Corp	166
310,906		Namco Bandai Holdings, Inc	5,500
159,615		NEC Corp	426
7,200	*	Nexon Co Ltd	70
56,179	e	NGK Insulators Ltd	600
20,988		NGK Spark Plug Co Ltd	322
19,938	*	NHK Spring Co Ltd	209
82,506	e	Nidec Corp	4,946
92,381		Nikon Corp	2,176
31,758		Nintendo Co Ltd	3,433
237	*	Nippon Building Fund, Inc	3,321
47,184		Nippon Electric Glass Co Ltd	236
110,441		Nippon Express Co Ltd	530
116,200	e	Nippon Kayaku Co Ltd	1,422
13,944	e	Nippon Meat Packers, Inc	225
12,587	e	Nippon Paper Group, Inc	192
495	*	Nippon ProLogis REIT, Inc	5,390
18,000		Nippon Sheet Glass Co Ltd	20
3,014,721		Nippon Steel Corp	7,679
165,630		Nippon Telegraph & Telephone Corp	7,231
553,308	*,e	Nippon Yusen Kabushiki Kaisha	1,426
55,721		Nishi-Nippon City Bank Ltd	173
727,443		Nissan Motor Co Ltd	7,057
23,618		Nisshin Seifun Group, Inc	312
4,600		Nisshin Steel Holdings Co Ltd	36
8,135	e	Nissin Food Products Co Ltd	373
126,100		Nissin Kogyo Co Ltd	2,106
2,906		Nitori Co Ltd	224
153,937		Nitto Denko Corp	9,269
48,500	e	NKSJ Holdings, Inc	1,022
14,051	e	NOK Corp	203
1,264,563		Nomura Holdings, Inc	7,863
11,674	e	Nomura Real Estate Holdings, Inc	262
30		Nomura Real Estate Office Fund, Inc	221
12,964		Nomura Research Institute Ltd	335
35,911	e	NSK Ltd	274
9,000		NTN Corp	24
165	e	NTT Data Corp	545
5,415	e	NTT DoCoMo, Inc	8,050
145		NTT Urban Development Corp	175
82,259		Obayashi Corp	394

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

239,398	e	Odakyu Electric Railway Co Ltd	$2,984
103,797	e	OJI Paper Co Ltd	390
15,100		Okinawa Electric Power Co, Inc	520
651,200	*	Olympus Corp	15,452
76,302		Omron Corp	1,930
80,798	e	Ono Pharmaceutical Co Ltd	4,994
106,617		Oriental Land Co Ltd	17,465
2,904,610	*	ORIX Corp	37,086
689,881		Osaka Gas Co Ltd	3,017
3,200	e	Osaka Securities Exchange Co Ltd	297
3,087		Otsuka Corp	336
160,600		Otsuka Holdings KK	5,574
813,100		Park24 Co Ltd	15,919
412,500	*	Rakuten, Inc	4,219
1,176,030	e	Resona Holdings, Inc	6,210
77,581	e	Ricoh Co Ltd	847
2,699		Rinnai Corp	192
21,524		Rohm Co Ltd	746
4,180		Sankyo Co Ltd	196
301,200	e	Sanrio Co Ltd	13,378
9,387		Santen Pharmaceutical Co Ltd	434
18,524	e	SBI Holdings, Inc	165
63,634		Secom Co Ltd	3,284
16,843		Sega Sammy Holdings, Inc	338
2,700	e	Seiko Epson Corp	26
53,951		Sekisui Chemical Co Ltd	596
64,920		Sekisui House Ltd	882
372,081		Seven & I Holdings Co Ltd	12,345
45,500	e	Seven Bank Ltd	147
82,106	*,e	Sharp Corp	235
22,519	*	Shikoku Electric Power Co, Inc	321
31,982	e	Shimadzu Corp	227
1,797		Shimamura Co Ltd	210
6,081		Shimano, Inc	498
74,062		Shimizu Corp	243
199,700		Shin-Etsu Chemical Co Ltd	13,245
94,649	e	Shinsei Bank Ltd	218
38,933		Shionogi & Co Ltd	789
29,985	e	Shiseido Co Ltd	420
33,301		Shizuoka Bank Ltd	376
2,254,300		Shoei Co Ltd	18,560
183,654	e	Showa Denko KK	277
22,973		Showa Shell Sekiyu KK	163
6,988		SMC Corp	1,357
321,660		Softbank Corp	14,819
161,536		Sojitz Holdings Corp	254
341	e	So-net M3, Inc	666
1,243,902	*,e	Sony Corp	21,645
22,700		Sony Financial Holdings, Inc	340
1,800	e	Square Enix Co Ltd	19
18,415		Stanley Electric Co Ltd	319
15,176	*	Sumco Corp	173

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

196,883		Sumitomo Chemical Co Ltd	$620
146,163	e	Sumitomo Corp	1,849
62,676		Sumitomo Electric Industries Ltd	771
73,625		Sumitomo Heavy Industries Ltd	292
117,264		Sumitomo Metal Mining Co Ltd	1,667
1,062,579		Sumitomo Mitsui Financial Group, Inc	43,592
385,396	e	Sumitomo Realty & Development Co Ltd	15,014
21,863		Sumitomo Rubber Industries, Inc	367
251,654	e	Suruga Bank Ltd	4,044
8,987		Suzuken Co Ltd	326
29,722	e	Suzuki Motor Corp	666
21,600		Sysmex Corp	1,316
591,800	e	T&D Holdings, Inc	7,088
1,550,910		Taiheiyo Cement Corp	3,725
986,843	e	Taisei Corp	2,746
58,400		Taisho Pharmaceutical Holdings Co Ltd	4,139
32,357		Taiyo Nippon Sanso Corp	225
35,718	e	Takashimaya Co Ltd	354
316,548	e	Takeda Pharmaceutical Co Ltd	17,341
81,581		Tanabe Seiyaku Co Ltd	1,251
44,327	e	TDK Corp	1,558
2,574,613		Teijin Ltd	5,974
13,026		Terumo Corp	561
61,876	e	THK Co Ltd	1,229
329,878	e	Tobu Railway Co Ltd	1,894
14,675		Toho Co Ltd	307
55,000	e	Toho Gas Co Ltd	350
57,815	*	Tohoku Electric Power Co, Inc	461
177,660	*	Tokyo Electric Power Co, Inc	441
51,210		Tokyo Electron Ltd	2,185
2,113,924		Tokyo Gas Co Ltd	11,427
400,852	e	Tokyu Corp	2,965
56,414		Tokyu Land Corp	532
72,427	e	Toppan Printing Co Ltd	523
466,664		Toray Industries, Inc	3,170
2,961,481		Toshiba Corp	15,102
934,000	e	Tosoh Corp	2,676
35,681	e	Toto Ltd	321
19,539		Toyo Seikan Kaisha Ltd	270
41,099		Toyo Suisan Kaisha Ltd	1,269
8,097		Toyoda Gosei Co Ltd	195
8,000	e	Toyota Boshoku Corp	113
22,261		Toyota Industries Corp	820
2,317,448	*	Toyota Motor Corp	119,501
27,594		Toyota Tsusho Corp	707
8,528	*	Trend Micro, Inc	239
62,174		Tsumura & Co	2,273
130,932		UBE Industries Ltd	259
88,951	e	Uni-Charm Corp	5,079
296,900	e	United Arrows Ltd	10,162
153,484	e	Ushio, Inc	1,571
1,793		USS Co Ltd	206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,800		Wacom Co Ltd	$6,979
41,800		West Japan Railway Co	2,011
12,738		Yahoo! Japan Corp	5,876
44,877	e	Yakult Honsha Co Ltd	1,812
7,139	e	Yamada Denki Co Ltd	328
16,406		Yamaguchi Financial Group, Inc	164
13,388		Yamaha Corp	130
32,583	e	Yamaha Motor Co Ltd	441
5,300		Yamato Kogyo Co Ltd	145
49,755		Yamato Transport Co Ltd	903
14,553		Yamazaki Baking Co Ltd	192
28,384	e	Yaskawa Electric Corp	286
23,210		Yokogawa Electric Corp	233

		TOTAL JAPAN	1,307,773

JERSEY, C.I. - 0.0%
8,901		Randgold Resources Ltd	768

		TOTAL JERSEY, C.I.	768

KOREA, REPUBLIC OF - 0.3%
73,131		KB Financial Group, Inc	2,443
142,000		KT Corp	4,490
84,700	e	Medy-Tox, Inc	8,711
26,100		Samsung Electronics Co Ltd	35,575

		TOTAL KOREA, REPUBLIC OF	51,219

LUXEMBOURG - 0.0%
93,784		ArcelorMittal	1,218
7,092		Millicom International Cellular S.A.	567
29,383		SES Global S.A.	922
47,104		Tenaris S.A.	959

		TOTAL LUXEMBOURG	3,666

MACAU - 0.0%
141,200		Wynn Macau Ltd	376

		TOTAL MACAU	376

MALAYSIA - 0.1%
1,151,800		Public Bank BHD	6,045
400,000		UMW Holdings BHD	1,731
33,959		YNH Property BHD	21

		TOTAL MALAYSIA	7,797

MEXICO - 0.1%
1,500,000		Alfa S.A. de C.V. (Class A)	3,663
476,715		Fresnillo plc	9,860
1,800,000	*,e	Genomma Lab Internacional S.A. de C.V.	4,402

		TOTAL MEXICO	17,925

NETHERLANDS - 2.2%
168,299		Aegon NV	1,016

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

632,333		Akzo Nobel NV	$40,176
32,879		ASML Holding NV	2,215
6,686		Boskalis Westminster	266
6,064		Corio NV	283
3,725,168	*	D.E Master Blenders 1753 NV	57,540
6,393		Delta Lloyd NV	110
601,929		DSM NV	35,076
683,616		European Aeronautic Defence and Space Co	34,843
6,768		Fugro NV	375
142,170		Gemalto NV	12,411
10,669		Heineken Holding NV	685
292,417		Heineken NV	22,056
2,481,598	*	ING Groep NV	17,856
611,334		Koninklijke Ahold NV	9,372
99,517		Koninklijke Philips Electronics NV	2,944
3,827		Koninklijke Vopak NV	231
316,000	*	NXP Semiconductors NV	9,562
23,306	*	Qiagen N.V.	487
11,071		Randstad Holdings NV	454
463,686		Reed Elsevier NV	7,949
1,544,856		Royal Dutch Shell plc (A Shares)	50,090
839,887		Royal Dutch Shell plc (B Shares)	27,931
113,537	e	Royal KPN NV	382
7,052	*	SBM Offshore NV	118
34,421		TNT Express NV	252
378,605		Unilever NV	15,513
29,022		Wolters Kluwer NV	634
6,806		Ziggo NV	240

		TOTAL NETHERLANDS	351,067

NEW ZEALAND - 0.0%
120,927		Auckland International Airport Ltd	298
48,204		Contact Energy Ltd	230
89,411		Fletcher Building Ltd	643
77,930		Sky City Entertainment Group Ltd	288
256,332		Telecom Corp of New Zealand Ltd	503

		TOTAL NEW ZEALAND	1,962

NORWAY - 0.6%
443,771		Aker Kvaerner ASA	8,330
99,400	*,e	Algeta ASA	3,348
2,876,606		DNB NOR Holding ASA	42,335
10,241		Gjensidige Forsikring BA	169
92,524		Norsk Hydro ASA	403
191,643	*	Norwegian Air Shuttle AS	6,979
78,214		Orkla ASA	629
636,713		Petroleum Geo-Services ASA	9,876
32,048	e	SeaDrill Ltd	1,168
113,182		Statoil ASA	2,763
77,691		Telenor ASA	1,711
380,695		Yara International ASA	17,378

		TOTAL NORWAY	95,089

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

PHILIPPINES - 0.2%
13,750,000		Alliance Global Group, Inc	$7,129
15,559,500	*	Bloomberry Resorts Corp	5,423
3,500,000		Manila Water Co, Inc	3,439
2,771,610		Metropolitan Bank & Trust	7,946
14,362,200		SM Prime Holdings	6,727

		TOTAL PHILIPPINES	30,664

PORTUGAL - 0.0%
2,132,190	*,e	Banco Espirito Santo S.A.	2,187
99,757		Energias de Portugal S.A.	308
21,138	e	Galp Energia SGPS S.A.	331
23,009		Jeronimo Martins SGPS S.A.	448
61,125	e	Portugal Telecom SGPS S.A.	303

		TOTAL PORTUGAL	3,577

RUSSIA - 0.1%
85,700		Magnit OAO (GDR)	3,880
550,000		Sberbank of Russian Federation (ADR)	7,076

		TOTAL RUSSIA	10,956

SINGAPORE - 0.5%
236,473		Ascendas Real Estate Investment Trust	497
145,000		CapitaCommercial Trust	186
883,082		CapitaLand Ltd	2,526
726,362		CapitaMall Trust	1,226
123,000		CapitaMalls Asia Ltd	204
166,868	e	City Developments Ltd	1,530
167,028		ComfortDelgro Corp Ltd	258
631,025		DBS Group Holdings Ltd	8,167
111,134	*	Flextronics International Ltd	751
552,384	e	Genting International plc	668
6,529,800		Global Logistic Properties	13,867
625,497		Golden Agri-Resources Ltd	293
514,000		Hotel Properties Ltd	1,367
9,082		Jardine Cycle & Carriage Ltd	375
409,425		Keppel Corp Ltd	3,709
719,000		Keppel Land Ltd	2,293
26,000		K-Green Trust	23
18,000	*,e	Neptune Orient Lines Ltd	17
103,155	e	Olam International Ltd	144
1,088,699		Oversea-Chinese Banking Corp	9,379
88,609		SembCorp Industries Ltd	372
361,857	e	SembCorp Marine Ltd	1,298
151,492		Singapore Airlines Ltd	1,331
266,560		Singapore Exchange Ltd	1,661
510,963	e	Singapore Press Holdings Ltd	1,848
461,896		Singapore Technologies Engineering Ltd	1,609
2,578,704		Singapore Telecommunications Ltd	7,477
51,274		StarHub Ltd	180
310,022		United Overseas Bank Ltd	5,111

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,064,965		United Overseas Land Ltd	$6,014
171,230		Wilmar International Ltd	479

		TOTAL SINGAPORE	74,860

SOUTH AFRICA - 0.2%
300,000		Liberty Holdings Ltd	3,917
2,712,100		Life Healthcare Group Holdings Pte Ltd	10,205
900,000		Sanlam Ltd	4,619
1,000,000		Woolworths Holdings Ltd	7,678

		TOTAL SOUTH AFRICA	26,419

SPAIN - 0.7%
33,451		Abertis Infraestructuras S.A. (Continuous)	564
2,743		Acciona S.A.	150
6,596	e	Acerinox S.A.	68
14,351		ACS Actividades Cons y Servicios S.A.	336
871,614		Amadeus IT Holding S.A.	23,628
461,963		Banco Bilbao Vizcaya Argentaria S.A.	4,034
192,444	e	Banco de Sabadell S.A.	354
307,346		Banco Popular Espanol S.A.	229
953,699		Banco Santander Central Hispano S.A.	6,461
41,267		Cintra Concesiones de Infraestructuras de Transporte S.A.	657
74,210		Corp Mapfre S.A.	231
84,342	e	Criteria Caixacorp S.A.	286
1,997,485		Distribuidora Internacional de Alimentacion S.A.	13,863
10,367		Enagas	242
320,600		Endesa S.A.	6,779
18,600		Gas Natural SDG S.A.	330
13,985	*	Grifols S.A.	519
325	*	Grifols S.A. (Class B)	9
1,544,385		Iberdrola S.A.	7,220
219,017		Inditex S.A.	29,186
950,000		Prosegur Cia de Seguridad S.A.	5,263
5,824		Red Electrica de Espana	293
79,113		Repsol YPF S.A.	1,607
976,486	*	Telefonica S.A.	13,230
14,048		Zardoya Otis S.A.	188

		TOTAL SPAIN	115,727

SWEDEN - 0.8%
34,194	e	Alfa Laval AB	789
118,010		Assa Abloy AB (Class B)	4,824
68,016		Atlas Copco AB (A Shares)	1,935
39,449		Atlas Copco AB (B Shares)	1,000
600,000	*	Biovitrum AB	3,857
214,094		Boliden AB	3,458
970,462	e	Electrolux AB (Series B)	24,738
673,141		Elekta AB (B Shares)	10,211
305,040	e	Ericsson (LM) (B Shares)	3,821
625,000	*	Fingerprint Cards AB	3,331
19,959		Getinge AB (B Shares)	609
198,204		Hennes & Mauritz AB (B Shares)	7,099

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

12,674		Hexagon AB (B Shares)	$346
2,486	e	Holmen AB (B Shares)	74
42,640	e	Husqvarna AB (B Shares)	252
5,908		Industrivarden AB	108
470,800		Intrum Justitia AB	9,103
46,492		Investor AB (B Shares)	1,345
11,161		Kinnevik Investment AB (Series B)	271
12,151	*	Lundin Petroleum AB	264
294,682		Nordea Bank AB	3,343
9,597	e	Ratos AB (B Shares)	102
286,937		Sandvik AB	4,426
1,000,697		Scania AB (B Shares)	20,995
32,137		Securitas AB (B Shares)	303
148,389	e	Skandinaviska Enskilda Banken AB (Class A)	1,492
38,884		Skanska AB (B Shares)	704
260,733		SKF AB (B Shares)	6,371
8,386		Ssab Svenskt Stal AB (Series A)	64
58,195		Svenska Cellulosa AB (B Shares)	1,502
49,772	e	Svenska Handelsbanken (A Shares)	2,129
268,216	e	Swedbank AB (A Shares)	6,111
23,047		Swedish Match AB	715
31,413		Tele2 AB (B Shares)	548
222,946	e	TeliaSonera AB	1,592
330,000		Trelleborg AB (B Shares)	4,543
131,346	e	Volvo AB (B Shares)	1,918

		TOTAL SWEDEN	134,293

SWITZERLAND - 4.0%
172,982		ABB Ltd	3,927
10,645		Actelion Ltd	579
311,800		Adecco S.A.	17,102
8,467		Aryzta AG.	500
4,914		Baloise Holding AG.	462
160		Banque Cantonale Vaudoise	89
112		Barry Callebaut AG.	108
422,168		Compagnie Financiere Richemont S.A.	33,238
1,079,841		Credit Suisse Group	28,401
463	*	EMS-Chemie Holding AG.	139
3,860		Geberit AG.	952
4,698		Givaudan S.A.	5,775
205,029	e	Glencore International AG.	1,112
499,133		Holcim Ltd	39,869
12,193		Julius Baer Group Ltd	475
5,466		Kuehne & Nagel International AG.	597
89		Lindt & Spruengli AG.	343
11		Lindt & Spruengli AG. (Reg)	496
287,471		Lonza Group AG.	18,690
1,518,431		Nestle S.A.	109,896
1,741,442		Novartis AG.	124,116
253,000		Novartis AG. (ADR)	18,024
2,566		Pargesa Holding S.A.	175
874		Partners Group	216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

4,834		Phonak Holding AG.	$580
520,577		Roche Holding AG.	121,358
2,515		Schindler Holding AG.	369
1,071		Schindler Holding AG. (Reg)	153
517		SGS S.A.	1,269
116		Sika AG.	282
68,467		STMicroelectronics NV	529
368	e	Straumann Holding AG.	50
1,224		Sulzer AG.	209
3,348		Swatch Group AG.	1,952
3,084		Swatch Group AG. Reg	314
3,053		Swiss Life Holding	454
2,854		Swiss Prime Site AG.	231
552,943		Swiss Re Ltd	45,033
2,392		Swisscom AG.	1,108
87,517		Syngenta AG.	36,622
70,382		Tyco Electronics Ltd	2,951
2,429,819		UBS AG. (Switzerland)	37,364
14,903		Zurich Financial Services AG.	4,160

		TOTAL SWITZERLAND	660,269

TAIWAN - 0.4%
1,080,000		Cleanaway Co Ltd	8,116
414,000		Ginko International Co Ltd	6,840
981,000		King Slide Works Co Ltd	7,650
14,000,000		Taishin Financial Holdings Co Ltd	5,853
360,000		Taiwan Semiconductor Manufacturing Co Ltd	1,206
1,485,000		TPK Holding Co Ltd	29,730

		TOTAL TAIWAN	59,395

THAILAND - 0.3%
850,000		Bangkok Bank PCL (ADR)	6,468
5,538,000		Bank of Ayudhya PCL - NVDR	6,545
2,111,000		BEC World PCL (Foreign)	4,626
3,859,400		Indorama Ventures PCL (Foreign)	3,005
1,157,000		Kasikornbank PCL - NVDR	8,245
9,500,000		Krung Thai Bank PCL	8,074
12,000,000		Thai Beverage PCL	5,910

		TOTAL THAILAND	42,873

TURKEY - 0.4%
213,000		Coca-Cola Icecek AS	6,034
2,679,000		Emlak Konut Gayrimenkul Yatiri	4,282
250,000		Ford Otomotiv Sanayi AS	3,595
1,373,000		Haci Omer Sabanci Holding AS	8,128
400,000		Koza Altin Isletmeleri AS	9,355
1,177,700		TAV Havalimanlari Holding AS	7,589
930,000		Tofas Turk Otomobil Fabrik	6,713
1,000,000	*	Turk Hava Yollari	4,092
180,000		Turk Traktor ve Ziraat Makineleri AS	5,924
490,869		Turkiye Halk Bankasi AS	5,250
1,000,000		Turkiye Is Bankasi (Series C)	3,805

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,400,000		Turkiye Vakiflar Bankasi Tao	$4,492

		TOTAL TURKEY	69,259

UKRAINE - 0.0%
407,456	*	MHP SA (GDR)	7,232

		TOTAL UKRAINE	7,232

UNITED KINGDOM - 8.5%
96,771		3i Group plc	466
46,420		Aberdeen Asset Management plc	303
15,333	e	Acergy S.A.	360
19,775		Admiral Group plc	401
2,400,000	*	Afren plc	5,187
484,651		Aggreko plc	13,154
17,274		AMEC plc	278
136,343		Anglo American plc (London)	3,521
1,821,012		Antofagasta plc	27,335
1,223,949		ARM Holdings plc	17,246
3,245,335		Ashtead Group plc	29,036
380,128	*,e	ASOS plc	19,377
529,144		Associated British Foods plc	15,305
125,649		AstraZeneca plc	6,303
10,548		AstraZeneca plc (ADR)	527
1,122,234	*,e	Avanti Communications Group plc	5,252
542,461		Aveva Group plc	18,705
286,944		Aviva plc	1,301
2,086,906		AZ Electronic Materials S.A.	12,076
19,436		Babcock International Group	322
342,470		BAE Systems plc	2,056
68,082		Balfour Beatty plc	243
20,410,057		Barclays plc	90,810
1,777,236		BG Group plc	30,583
1,008,454		BHP Billiton plc	29,368
4,251,400		BP plc	29,896
27,974		BP plc (ADR)	1,185
183,743		British American Tobacco plc	9,853
535,658		British Land Co plc	4,434
2,568,948		British Sky Broadcasting plc	34,529
5,610,481		BT Group plc	23,696
317,576		Bunzl plc	6,268
23,748		Burberry Group plc	481
35,491		Capita Group plc	485
9,877		Carnival plc	345
2,305,656		Centrica plc	12,906
57,668		Cobham plc	214
188,156		Compass Group plc	2,408
39,144		Croda International plc	1,635
699,474		Delphi Automotive plc	31,057
1,452,090		Diageo plc	45,756
417,700		easyJet plc	6,873
124,046		Ensco plc	7,443
1,543,106	*	esure Group plc	7,034

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

13,590		Eurasian Natural Resources Corp	$51
17,710		Evraz plc	60
1,617,748		Experian Group Ltd	28,039
83,298		GKN plc	336
1,088,555		GlaxoSmithKline plc	25,491
135,638		Group 4 Securicor plc	603
71,189		Hammerson plc	534
12,855		Hargreaves Lansdown plc	170
6,916,340		HSBC Holdings plc	73,794
54,694		ICAP plc	242
17,326		IMI plc	342
223,834		Imperial Tobacco Group plc	7,829
350,000		Inchcape plc	2,680
24,165		Inmarsat plc	259
26,364		InterContinental Hotels Group plc	806
79,038	*	International Consolidated Airlines	305
8,678		Intertek Group plc	448
45,328		Invensys plc	243
47,909		Investec plc	335
191,536		ITV plc	378
122,847		J Sainsbury plc	708
10,812		Johnson Matthey plc	379
10,730		Kazakhmys plc	64
128,528		Kingfisher plc	563
900,000		Ladbrokes plc	3,091
77,690		Land Securities Group plc	981
11,277,190		Legal & General Group plc	29,676
51,466		Liberty International plc	262
35,731,579	*	Lloyds TSB Group plc	26,624
16,683		London Stock Exchange Group plc	332
81,128		Man Group plc	110
87,085		Marks & Spencer Group plc	516
41,323		Meggitt plc	309
65,077		Melrose Industries plc	263
540,000		Mondi plc	7,354
18,387,917	*,e	Monitise plc	10,338
356,344		National Grid plc	4,141
1,200,000		New Carphone Warehouse plc	3,674
395,240		Next plc	26,258
481,472		Old Mutual plc	1,488
408,140		Pearson plc	7,344
24,345		Petrofac Ltd	531
3,230,848		Prudential plc	52,474
63,971		Reckitt Benckiser Group plc	4,593
65,978		Reed Elsevier plc	785
79,823		Resolution Ltd	332
79,014		Rexam plc	634
461,395		Rio Tinto Ltd	27,675
1,273,575		Rio Tinto plc	59,986
305,820	e	Rio Tinto plc (ADR)	14,398
2,042,069		Rolls-Royce Group plc	35,138
350,103		Royal & Sun Alliance Insurance Group plc	621

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,596,165	*	Royal Bank of Scotland Group plc	$10,909
554,399		SABMiller plc	29,242
126,600		Sage Group plc	660
11,287		Schroders plc	363
94,669		Scottish & Southern Energy plc	2,140
78,723		Segro plc	305
50,787		Serco Group plc	485
24,131		Severn Trent plc	629
80,000		Signet Jewelers Ltd	5,360
91,378		Smith & Nephew plc	1,057
171,445		Smiths Group plc	3,283
180,000		Spectris plc	6,720
2,469,355		Standard Chartered plc	64,120
230,474		Standard Life plc	1,285
449,662		Tate & Lyle plc	5,810
1,497,173		Telecity Group plc	20,597
689,159		Tesco plc	4,006
936,800		Travis Perkins plc	20,744
48,136		TUI Travel plc	239
1,075,642		Tullow Oil plc	20,136
407,475		Unilever plc	17,235
70,148		United Utilities Group plc	756
90,166		Virgin Media, Inc	4,415
18,699,649		Vodafone Group plc	53,064
42,874		Vodafone Group plc (ADR)	1,218
11,506		Weir Group plc	397
438,167		Whitbread plc	17,138
900,000		William Hill plc	5,065
224,725		WM Morrison Supermarkets plc	945
699,350		Wolseley plc	34,877
2,265,954		WPP plc	36,212
212,175		Xstrata plc	3,454

		TOTAL UNITED KINGDOM	1,393,466

UNITED STATES - 52.8%
113,055		3M Co	12,019
42,500		A.O. Smith Corp	3,127
843,267		Abbott Laboratories	29,784
395,930		AbbVie, Inc	16,146
165,423		Abercrombie & Fitch Co (Class A)	7,643
638,382		Accenture plc	48,498
731,200		ACE Ltd	65,055
124,817	*	Actavis, Inc	11,497
47,270		Activision Blizzard, Inc	689
253,143	*	Adobe Systems, Inc	11,014
605,442		ADT Corp	29,630
7,669		Advance Auto Parts, Inc	634
161,356		AES Corp	2,028
222,458		Aetna, Inc	11,372
60,914	*	Affiliated Managers Group, Inc	9,355
90,970		Aflac, Inc	4,732
151,351		AGCO Corp	7,888

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

42,920		Agilent Technologies, Inc	$1,801
30,483		Air Products & Chemicals, Inc	2,656
13,625		Airgas, Inc	1,351
36,829	*	Akamai Technologies, Inc	1,300
9,392		Albemarle Corp	587
111,858		Alcoa, Inc	953
212,367	*	Alexion Pharmaceuticals, Inc	19,567
1,251	*	Alleghany Corp	495
10,098		Allegheny Technologies, Inc	320
210,296		Allergan, Inc	23,475
158,478	*,e	Alliance Data Systems Corp	25,656
43,360		Alliant Energy Corp	2,176
25,500		Allied World Assurance Co Holdings Ltd	2,364
1,223	*	Allscripts Healthcare Solutions, Inc	17
154,797		Allstate Corp	7,596
33,833		Altera Corp	1,200
992,962		Altria Group, Inc	34,148
148,900	*	Amazon.com, Inc	39,680
35,058		Ameren Corp	1,228
36,226		American Capital Agency Corp	1,187
102,434		American Eagle Outfitters, Inc	1,916
97,366		American Electric Power Co, Inc	4,735
835,912		American Express Co	56,391
33,900		American Financial Group, Inc	1,606
173,354	*	American International Group, Inc	6,730
294,609		American Tower Corp	22,661
73,761		American Water Works Co, Inc	3,057
105,232		Ameriprise Financial, Inc	7,750
69,055		AmerisourceBergen Corp	3,553
90,165		Ametek, Inc	3,910
338,738		Amgen, Inc	34,724
71,364		Amphenol Corp (Class A)	5,327
394,063		Anadarko Petroleum Corp	34,461
77,260		Analog Devices, Inc	3,592
129,283		Annaly Capital Management, Inc	2,054
19,664	*	Ansys, Inc	1,601
80,000		AOL, Inc	3,079
46,592		Aon plc	2,865
75,951		Apache Corp	5,860
519,558		Apple, Inc	229,972
191,338		Applied Materials, Inc	2,579
63,990	*	Arch Capital Group Ltd	3,364
203,796		Archer Daniels Midland Co	6,874
200,000	*	Arris Group, Inc	3,434
22,349	*	Arrow Electronics, Inc	908
334,519		Ashland, Inc	24,855
25,930		Assurant, Inc	1,167
2,153,714		AT&T, Inc	79,020
48,374	*	Autodesk, Inc	1,995
9,734	e	Autoliv, Inc	673
76,704		Automatic Data Processing, Inc	4,987
1,375	*	Autonation, Inc	60

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

12,742	*	Autozone, Inc	$5,056
591,289		Avago Technologies Ltd	21,239
66,297		AvalonBay Communities, Inc	8,398
10,100		Avery Dennison Corp	435
29,449	*	Avnet, Inc	1,066
67,120		Avon Products, Inc	1,391
123,901		Axiall Corp	7,702
366,823		Axis Capital Holdings Ltd	15,267
88,741		Baker Hughes, Inc	4,118
40,277		Ball Corp	1,916
80,000	*	Bally Technologies, Inc	4,158
4,754,074		Bank of America Corp	57,905
237,270		Bank of New York Mellon Corp	6,641
8,231		Bard (C.R.), Inc	830
564,370		Baxter International, Inc	40,996
96,828		BB&T Corp	3,039
122,068		Beam, Inc	7,756
33,093		Becton Dickinson & Co	3,164
301,828	*	Bed Bath & Beyond, Inc	19,444
687,341	*	Berkshire Hathaway, Inc (Class B)	71,621
354,678		Best Buy Co, Inc	7,856
267,404	*	Biogen Idec, Inc	51,585
380	*	Bio-Rad Laboratories, Inc (Class A)	48
23,091		BlackRock, Inc	5,932
751,082		Blackstone Group LP	14,856
35,257	*	BMC Software, Inc	1,633
233,610		Boeing Co	20,055
12,108	*	BorgWarner, Inc	936
25,101		Boston Properties, Inc	2,537
220,249	*	Boston Scientific Corp	1,720
43,900		Brinker International, Inc	1,653
225,514		Bristol-Myers Squibb Co	9,289
301,929		Broadcom Corp (Class A)	10,468
160,000		Broadridge Financial Solutions, Inc	3,974
1,000,000	*	Brocade Communications Systems, Inc	5,770
35,558	e	Brookfield Office Properties, Inc (Toronto)	610
75,556		Brown-Forman Corp (Class B)	5,395
48,481		Bunge Ltd	3,579
34,372		CA, Inc	865
32,589		Cablevision Systems Corp (Class A)	488
227,639		Cabot Oil & Gas Corp	15,391
97,000	*,e	CACI International, Inc (Class A)	5,613
71,912	*	Calpine Corp	1,481
8,803		Camden Property Trust	605
89,815	*	Cameron International Corp	5,856
19,945		Campbell Soup Co	905
171,378		Capital One Financial Corp	9,417
94,689		Cardinal Health, Inc	3,941
540,085	*	CareFusion Corp	18,898
25,400		Carlisle Cos, Inc	1,722
193,928	*	Carmax, Inc	8,087
927,579		Carnival Corp	31,816

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

243,900	*	Catamaran Corp	$12,934
58,482	*	Catamaran Corp (Toronto)	3,099
165,140		Caterpillar, Inc	14,362
75,550	*	CBRE Group, Inc	1,908
306,835		CBS Corp (Class B)	14,326
16,629		Celanese Corp (Series A)	733
377,498	*	Celgene Corp	43,756
1,858,377		Centerpoint Energy, Inc	44,527
188,872		CenturyTel, Inc	6,635
29,916	*	Cerner Corp	2,835
84,240		CF Industries Holdings, Inc	16,037
33,474		CH Robinson Worldwide, Inc	1,990
153,573		Charles Schwab Corp	2,717
4,318	*	Charter Communications, Inc	450
204,700	*	Cheniere Energy, Inc	5,732
70,122	e	Chesapeake Energy Corp	1,431
1,315,153		Chevron Corp	156,266
100,200		Chicago Bridge & Iron Co NV	6,222
10,709	*	Chipotle Mexican Grill, Inc (Class A)	3,490
37,441		Chubb Corp	3,277
349,655		Church & Dwight Co, Inc	22,598
581,700	*	Ciena Corp	9,313
180,242		Cigna Corp	11,242
8,860		Cimarex Energy Co	668
35,491		Cincinnati Financial Corp	1,675
11,073		Cintas Corp	489
4,798,833		Cisco Systems, Inc	100,344
109,956	*	CIT Group, Inc	4,781
2,209,470		Citigroup, Inc	97,747
19,624	*	Citrix Systems, Inc	1,416
179,140	e	Cleveland-Cliffs, Inc	3,405
20,833		Clorox Co	1,844
43,564		CME Group, Inc	2,674
110,226		CMS Energy Corp	3,080
83,124		Coach, Inc	4,155
46,039	*	Cobalt International Energy, Inc	1,298
2,153,722		Coca-Cola Co	87,096
135,533		Coca-Cola Enterprises, Inc	5,004
31,336	*	Cognizant Technology Solutions Corp (Class A)	2,401
161,347		Colgate-Palmolive Co	19,044
2,148,752		Comcast Corp (Class A)	90,269
88,490		Comcast Corp (Special Class A)	3,506
154,877		Comerica, Inc	5,568
134,352		Computer Sciences Corp	6,614
75,642		ConAgra Foods, Inc	2,709
173,134	*	Concho Resources, Inc	16,868
779,849		ConocoPhillips	46,869
23,682		Consol Energy, Inc	797
31,906		Consolidated Edison, Inc	1,947
16,457	*	Constellation Brands, Inc (Class A)	784
26,381	*	Continental Resources, Inc	2,293
931		Con-Way, Inc	33

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

105,808		Core Laboratories NV	$14,593
192,539		Corning, Inc	2,567
351,289		Costco Wholesale Corp	37,275
24,373		Coventry Health Care, Inc	1,146
145,323		Covidien plc	9,859
999		Crane Co	56
11,612	*,e	Cree, Inc	635
283,545	*	Crown Castle International Corp	19,746
22,295	*	Crown Holdings, Inc	928
995,300		CSX Corp	24,514
126,908		Cummins, Inc	14,697
333,861		CVS Corp	18,359
250,585		Cytec Industries, Inc	18,563
120,905		Danaher Corp	7,514
13,487		Darden Restaurants, Inc	697
25,459	*	DaVita, Inc	3,019
776,900	*	Dean Foods Co	14,085
56,199		Deere & Co	4,832
241,508		Dell, Inc	3,461
431,055	*	Delta Air Lines, Inc	7,117
590,734	*	Denbury Resources, Inc	11,017
37,226		Dentsply International, Inc	1,579
68,516	*	Devon Energy Corp	3,866
41,423	e	Diamond Offshore Drilling, Inc	2,881
52,776		Dick’s Sporting Goods, Inc	2,496
12,574		Digital Realty Trust, Inc	841
97,385		Dillard’s, Inc (Class A)	7,650
198,564	*	DIRECTV	11,241
301,522		Discover Financial Services	13,520
82,802	*	Discovery Communications, Inc (Class A)	6,520
22,272	*	Discovery Communications, Inc (Class C)	1,549
136,574		DISH Network Corp (Class A)	5,176
4,293	e	Dolby Laboratories, Inc (Class A)	144
38,257	*	Dollar General Corp	1,935
24,048	*	Dollar Tree, Inc	1,165
117,333		Dominion Resources, Inc	6,826
18,380		Domtar Corp	1,427
318,566		Dover Corp	23,217
1,072,099		Dow Chemical Co	34,136
64,966		DR Horton, Inc	1,579
55,848		Dr Pepper Snapple Group, Inc	2,622
29,100		DST Systems, Inc	2,074
77,257		DTE Energy Co	5,280
177,028		Du Pont (E.I.) de Nemours & Co	8,703
702,394		Duke Energy Corp	50,987
74,233		Duke Realty Corp	1,260
4,813	e	Dun & Bradstreet Corp	403
128,999		East West Bancorp, Inc	3,311
62,363		Eastman Chemical Co	4,357
358,036		Eaton Corp	21,930
24,179		Eaton Vance Corp	1,011
1,045,456	*	eBay, Inc	56,685

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

317,151		Ecolab, Inc	$25,429
148,343		Edison International	7,465
64,978	*	Edwards Lifesciences Corp	5,339
62,636	*	Electronic Arts, Inc	1,109
195,778		Eli Lilly & Co	11,118
563,543	*	EMC Corp	13,463
123,280		Emerson Electric Co	6,888
7,702		Energen Corp	401
12,805		Energizer Holdings, Inc	1,277
1,134		Energy Transfer Partners LP	57
1,784	*	Engility Holdings, Inc	43
32,013		Entergy Corp	2,025
226,008		EOG Resources, Inc	28,945
67,925		Equifax, Inc	3,912
16,636	*	Equinix, Inc	3,599
22,008		Equitable Resources, Inc	1,491
52,731		Equity Residential	2,903
24,794		Estee Lauder Cos (Class A)	1,588
23,513		Everest Re Group Ltd	3,053
178,339		Exelon Corp	6,149
183,735		Expedia, Inc	11,026
22,050		Expeditors International of Washington, Inc	787
193,181	*	Express Scripts Holding Co	11,137
2,273,945	d	Exxon Mobil Corp	204,905
102,531	*	F5 Networks, Inc	9,133
256,568	*	Facebook, Inc	6,563
19,869		Family Dollar Stores, Inc	1,173
34,496		Fastenal Co	1,771
26,374		Federal Realty Investment Trust	2,849
190,000	e	Federated Investors, Inc (Class B)	4,497
143,684		FedEx Corp	14,110
60,238		Fidelity National Information Services, Inc	2,387
115,062		Fidelity National Title Group, Inc (Class A)	2,903
393,812		Fifth Third Bancorp	6,423
150,000	*	First American Corp	3,879
10,135		First Republic Bank	391
154,202		FirstEnergy Corp	6,507
55,769	*	Fiserv, Inc	4,898
50,000	*	FleetCor Technologies, Inc	3,834
15,949		Flir Systems, Inc	415
23,703		Flowserve Corp	3,975
38,359		Fluor Corp	2,544
52,152		FMC Corp	2,974
107,183	*	FMC Technologies, Inc	5,830
200,000		Foot Locker, Inc	6,848
1,763,042		Ford Motor Co	23,184
95,815	*	Forest Laboratories, Inc	3,645
131,200	*	Fortune Brands Home & Security, Inc	4,911
25,304	*	Fossil, Inc	2,444
45,151		Franklin Resources, Inc	6,809
277,266		Freeport-McMoRan Copper & Gold, Inc (Class B)	9,178
132,869	e	Frontier Communications Corp	529

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

297,344	e	GameStop Corp (Class A)	$8,317
160,000		Gannett Co, Inc	3,499
358,551		Gap, Inc	12,693
12,290	*,e	Garmin Ltd	406
44,321		General Dynamics Corp	3,125
6,068,529		General Electric Co	140,304
44,777		General Growth Properties, Inc	890
552,682		General Mills, Inc	27,253
61,921,000	*,e,m,n	General Motors Co	0	^
530,757	*,m	General Motors Co	0	^
69,850,000	*,m,n	General Motors Co	0	^
161,350	*	General Motors Co	4,489
26,439,985	*,m,n	General Motors Co	0	^
29,845,445	*,m,n	General Motors Co	0	^
13,592,224	*,m,n	General Motors Co	0	^
18,106,794	*,e,m,n	General Motors Co	0	^
19,417,463	*,m,n	General Motors Co	0	^
4,461,000	*,m,n	General Motors Co	0	^
18,159,000	*,m,n	General Motors Co	0	^
32,751		Genuine Parts Co	2,555
9,439	*	Genworth Financial, Inc (Class A)	94
1,290,855	*	Gilead Sciences, Inc	63,161
120,000		Global Payments, Inc	5,959
130,900		GNC Holdings, Inc	5,142
324,064		Goldman Sachs Group, Inc	47,686
153,858	*	Goodyear Tire & Rubber Co	1,940
149,048	*	Google, Inc (Class A)	118,349
500,000	*	Graphic Packaging Holding Co	3,745
73,191	*,e	Green Mountain Coffee Roasters, Inc	4,154
375,000	*,e	Groupon, Inc	2,295
28,115		H&R Block, Inc	827
1		H.B. Fuller Co	0	^
33,444		H.J. Heinz Co	2,417
857,915		Halliburton Co	34,668
110,000	*	Hanesbrands, Inc	5,012
47,378		Harley-Davidson, Inc	2,525
12,118		Harris Corp	562
106,345		Hartford Financial Services Group, Inc	2,744
18,461	e	Hasbro, Inc	811
213,448		HCA Holdings, Inc	8,672
64,341		HCP, Inc	3,208
44,469		Health Care REIT, Inc	3,020
2,198	*	Health Net, Inc	63
27,509		Helmerich & Payne, Inc	1,670
19,665	*	Henry Schein, Inc	1,820
62,408	e	Herbalife Ltd	2,337
53,043		Hershey Co	4,643
885,209	*	Hertz Global Holdings, Inc	19,705
114,398		Hess Corp	8,192
1,477,921		Hewlett-Packard Co	35,234
166,000		Hillshire Brands Co	5,835
115,003		Holly Corp	5,917
45,422	*	Hologic, Inc	1,027

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,147,109		Home Depot, Inc	$80,045
989,703		Honeywell International, Inc	74,574
15,043		Hormel Foods Corp	622
27,888	*	Hospira, Inc	916
103,552		Host Marriott Corp	1,811
599	*,e	Hovnanian Enterprises, Inc (Class A)	3
82,745		Hudson City Bancorp, Inc	715
90,793		Humana, Inc	6,275
2,363,300		Huntington Bancshares, Inc	17,465
321,379		Huntsman Corp	5,974
152,900		IAC/InterActiveCorp	6,832
8,519	*	IHS, Inc (Class A)	892
91,025		Illinois Tool Works, Inc	5,547
65,317	*,e	Illumina, Inc	3,527
298,890		Ingersoll-Rand plc	16,442
92,000		Ingredion, Inc	6,653
8,008		Integrys Energy Group, Inc	466
1,711,616		Intel Corp	37,399
8,686	*,e	IntercontinentalExchange, Inc	1,416
653,044		International Business Machines Corp	139,294
8,656		International Flavors & Fragrances, Inc	664
42,936		International Game Technology	708
86,689		International Paper Co	4,038
159,820		Interpublic Group of Cos, Inc	2,082
331,684		Intuit, Inc	21,775
12,303	*	Intuitive Surgical, Inc	6,043
113,414		Invesco Ltd	3,284
15,188		Iron Mountain, Inc	551
1,421,746	e	iShares MSCI Canada Index Fund	40,534
2,126,735		iShares MSCI EAFE Index Fund	125,435
81,300	*,e	ITT Educational Services, Inc	1,120
20,896		J.B. Hunt Transport Services, Inc	1,556
23,352		J.M. Smucker Co	2,316
252,730	*	Jacobs Engineering Group, Inc	14,214
732,564	*	Jarden Corp	31,390
16,182	e	JC Penney Co, Inc	245
275,000	*	JDS Uniphase Corp	3,677
1,475,361		Johnson & Johnson	120,286
99,979		Johnson Controls, Inc	3,506
185,945		Joy Global, Inc	11,067
2,052,287		JPMorgan Chase & Co	97,402
89,357	*	Juniper Networks, Inc	1,657
51,311		Kansas City Southern Industries, Inc	5,690
1,399	e	KB Home	30
121,333		KBR, Inc	3,892
36,582		Kellogg Co	2,357
50,000		Kennametal, Inc	1,952
193,042		Keycorp	1,923
96,409		Kimberly-Clark Corp	9,446
101,963		Kimco Realty Corp	2,284
10,605	*	Kinder Morgan Management LLC	932
80,967		Kinder Morgan, Inc	3,132

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

22,398		Kla-Tencor Corp	$1,181
150,000	*	Kodiak Oil & Gas Corp	1,364
23,446		Kohl’s Corp	1,082
112,311		Kraft Foods Group, Inc	5,787
1,019,562		Kroger Co	33,788
108,591		L Brands, Inc	4,850
20,495		L-3 Communications Holdings, Inc	1,658
11,846	*	Laboratory Corp of America Holdings	1,069
43,730	*	Lam Research Corp	1,813
501,774		Las Vegas Sands Corp	28,275
1,039	*,e	Leap Wireless International, Inc	6
75,000		Lear Corp	4,115
11,978	e	Legg Mason, Inc	385
30,064		Leggett & Platt, Inc	1,016
129,700		Lender Processing Services, Inc	3,302
18,908	e	Lennar Corp (Class A)	784
21,762		Leucadia National Corp	597
15,218	*	Level 3 Communications, Inc	309
65,551	*,e	Liberty Global, Inc (Class A)	4,811
6,397	*,e	Liberty Global, Inc (Series C)	439
22,082	*	Liberty Media Corp	2,465
108,141	*	Liberty Media Holding Corp (Interactive A)	2,312
16,815		Liberty Property Trust	668
47,849	*	Life Technologies Corp	3,092
110,824		Lincoln National Corp	3,614
87,245		Linear Technology Corp	3,348
34,000	*	LinkedIn Corp	5,986
200,000	*,e	Lions Gate Entertainment Corp	4,754
130,609	*	LKQ Corp	2,842
62,822		Lockheed Martin Corp	6,064
42,762		Loews Corp	1,885
96,752		Lorillard, Inc	3,904
428,759		Lowe’s Companies, Inc	16,259
57,111	*	LSI Logic Corp	387
298,545		LyondellBasell Industries AF S.C.A	18,895
11,908	e	M&T Bank Corp	1,228
32,640		Macerich Co	2,101
203,814		Macy’s, Inc	8,528
1	*	Madison Square Garden, Inc	0	^
8,318		Manpower, Inc	472
410,179		Marathon Oil Corp	13,831
127,334		Marathon Petroleum Corp	11,409
26,950		Marriott International, Inc (Class A)	1,138
324,693		Marsh & McLennan Cos, Inc	12,329
5,651	e	Martin Marietta Materials, Inc	577
117,568		Marvell Technology Group Ltd	1,244
43,180		Masco Corp	874
78,021		Mastercard, Inc (Class A)	42,220
70,628		Mattel, Inc	3,093
151,100		Max Capital Group Ltd	4,760
666,229		Maxim Integrated Products, Inc	21,752
25,105		McCormick & Co, Inc	1,846

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

4,517	*	McDermott International, Inc	$50
329,129		McDonald’s Corp	32,811
36,576		McGraw-Hill Cos, Inc	1,905
423,675		McKesson Corp	45,740
679		MDC Holdings, Inc	25
18,979		MDU Resources Group, Inc	474
107,521		Mead Johnson Nutrition Co	8,328
35,368		MeadWestvaco Corp	1,284
35,000	*	Medivation, Inc	1,637
287,590		Medtronic, Inc	13,505
1,629,632		Merck & Co, Inc	72,079
870,281		Metlife, Inc	33,088
71,332	*	MetroPCS Communications, Inc	778
37,187	*	MGM Mirage	489
23,800	*	Michael Kors Holdings Ltd	1,352
19,738	e	Microchip Technology, Inc	726
206,759	*	Micron Technology, Inc	2,063
3,445,354		Microsoft Corp	98,572
26,421	*	Mohawk Industries, Inc	2,989
15,492		Molson Coors Brewing Co (Class B)	758
521,916		Mondelez International, Inc	15,976
507,245		Monsanto Co	53,580
134,913	*	Monster Beverage Corp	6,441
21,290		Moody’s Corp	1,135
553,647		Morgan Stanley	12,169
61,949		Mosaic Co	3,693
63,195		Motorola, Inc	4,046
315,000	*	MRC Global, Inc	10,373
72,282		Murphy Oil Corp	4,607
487,041	*	Mylan Laboratories, Inc	14,095
172,155		Nabors Industries Ltd	2,792
13,515		Nasdaq Stock Market, Inc	437
122,743		National Oilwell Varco, Inc	8,684
1,239	*,e	Navistar International Corp	43
212,765	*	NetApp, Inc	7,268
11,577	*	NetFlix, Inc	2,193
100,000	*	NeuStar, Inc (Class A)	4,653
59,840	e	New York Community Bancorp, Inc	859
230,161		Newell Rubbermaid, Inc	6,007
12,483	*	Newfield Exploration Co	280
61,053		Newmont Mining Corp	2,558
191,920		News Corp (Class A)	5,857
46,037		News Corp (Class B)	1,416
128,021		NextEra Energy, Inc	9,945
28,943		Nielsen Holdings NV	1,037
568,052		Nike, Inc (Class B)	33,521
126,367		NiSource, Inc	3,708
38,940		Noble Corp	1,486
67,242		Noble Energy, Inc	7,777
33,669		Nordstrom, Inc	1,860
56,995		Norfolk Southern Corp	4,393
100,507		Northeast Utilities	4,368

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

77,623		Northern Trust Corp	$4,235
48,206		Northrop Grumman Corp	3,382
50,732		NRG Energy, Inc	1,344
25,982	*,e	Nuance Communications, Inc	524
96,041		Nucor Corp	4,432
190,000		NV Energy, Inc	3,806
64,913		Nvidia Corp	832
8,742	*	NVR, Inc	9,442
25,313		NYSE Euronext	978
331,574		Occidental Petroleum Corp	25,985
44,355		Oceaneering International, Inc	2,946
43,437		OGE Energy Corp	3,040
12,881		Omnicare, Inc	525
70,745		Omnicom Group, Inc	4,167
300,000	*	ON Semiconductor Corp	2,484
39,033		Oneok, Inc	1,861
3,201,540		Oracle Corp	103,538
3,103		Oracle Corp Japan	140
38,395	*	O’Reilly Automotive, Inc	3,937
441,043	*	Orient-Express Hotels Ltd (Class A)	4,349
130,000	*	Oshkosh Truck Corp	5,524
32,621	*	Owens Corning, Inc	1,286
36,931	*	Owens-Illinois, Inc	984
53,016		Paccar, Inc	2,680
19,832		Pall Corp	1,356
13,125	*	Panera Bread Co (Class A)	2,169
147,183		Parker Hannifin Corp	13,479
142,008		PartnerRe Ltd	13,222
15,543		Patterson Cos, Inc	591
40,261		Paychex, Inc	1,412
54,531		Peabody Energy Corp	1,153
634,000	*	Penn National Gaming, Inc	34,509
361,366		Pentair Ltd	19,062
53,043		People’s United Financial, Inc	713
33,305		Pepco Holdings, Inc	713
775,751		PepsiCo, Inc	61,370
106,226		Perrigo Co	12,612
150,712		Petsmart, Inc	9,359
5,722,285		Pfizer, Inc	165,145
51,689		PG&E Corp	2,302
1,171,935		Philip Morris International, Inc	108,650
476,168		Phillips 66	33,317
87,628		Phillips-Van Heusen Corp	9,360
66,804		Pinnacle West Capital Corp	3,867
38,331		Pioneer Natural Resources Co	4,763
32,044	e	Pitney Bowes, Inc	476
13,132	*	Plains Exploration & Production Co	623
25,172		Plum Creek Timber Co, Inc	1,314
55,124		PNC Financial Services Group, Inc	3,666
30,913		Polaris Industries, Inc	2,859
106,351		PPG Industries, Inc	14,245
119,576		PPL Corp	3,744

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

80,695		Praxair, Inc	$9,001
94,563		Precision Castparts Corp	17,931
16,141	*	Priceline.com, Inc	11,104
62,147		Principal Financial Group	2,115
80,000		ProAssurance Corp	3,786
1,301,325		Procter & Gamble Co	100,280
59,809		Progressive Corp	1,511
58,590		Prologis, Inc	2,342
555,813		Prudential Financial, Inc	32,787
74,574		Public Service Enterprise Group, Inc	2,561
50,356		Public Storage, Inc	7,670
545,357	*	Pulte Homes, Inc	11,038
1,167,440		Qualcomm, Inc	78,160
22,433	*	Quanta Services, Inc	641
19,669		Quest Diagnostics, Inc	1,110
26,763		Questar Market Resources, Inc	852
42,000	e	Questcor Pharmaceuticals, Inc	1,367
11,336	*	Rackspace Hosting, Inc	572
7,521		Ralph Lauren Corp	1,273
27,550		Range Resources Corp	2,233
88,000		Raymond James Financial, Inc	4,057
25,130		Rayonier, Inc	1,500
143,229		Raytheon Co	8,420
364,811	*	Realogy Holdings Corp	17,817
18,100		Realty Income Corp	821
54,554	*	Red Hat, Inc	2,758
250,000	e	Regal Entertainment Group (Class A)	4,168
12,725		Regency Centers Corp	673
7,947	*	Regeneron Pharmaceuticals, Inc	1,402
1,015,594		Regions Financial Corp	8,318
32,671		RenaissanceRe Holdings Ltd	3,005
54,492		Republic Services, Inc	1,798
15,006	e	Resmed, Inc	696
111,107		Reynolds American, Inc	4,943
11,501	*	Rite Aid Corp	22
314,638		Robert Half International, Inc	11,808
7,444		Rock-Tenn Co (Class A)	691
29,728		Rockwell Automation, Inc	2,567
27,940		Rockwell Collins, Inc	1,764
105,430		Roper Industries, Inc	13,422
46,252		Ross Stores, Inc	2,804
220,000	*	Rovi Corp	4,710
18,787	*	Rowan Cos plc	664
118,109		Royal Caribbean Cruises Ltd	3,924
185,713	e	Safeway, Inc	4,894
57,226	e	SAIC, Inc	775
31,954	*	Salesforce.com, Inc	5,714
330,328	*	SanDisk Corp	18,168
2,818,100		Sands China Ltd	14,664
77,059	*	SBA Communications Corp (Class A)	5,550
31,222		SCANA Corp	1,597
749,097		Schlumberger Ltd	56,100

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

40,630		Scripps Networks Interactive (Class A)	$2,614
174,808		Seagate Technology, Inc	6,391
548,688		Sealed Air Corp	13,229
3,846	*,e	Sears Holdings Corp	192
29,896		SEI Investments Co	863
349,180		Sempra Energy	27,913
11,914	*	Sensata Technologies Holding BV	392
400,000		Service Corp International	6,692
60,500		Sherwin-Williams Co	10,218
12,440		Sigma-Aldrich Corp	966
276,325		Simon Property Group, Inc	43,814
355,443		Sirius XM Radio, Inc	1,095
11,001		SL Green Realty Corp	947
71,413		SLM Corp	1,463
38,762		Sotheby’s (Class A)	1,450
336,949		Southern Co	15,810
19,137		Southwest Airlines Co	258
60,509	*	Southwestern Energy Co	2,255
660,692		SPDR Trust Series 1	103,431
858,690		Spectra Energy Corp	26,405
50,000	*	Splunk, Inc	2,002
773,973	*	Sprint Nextel Corp	4,806
5,333		SPX Corp	421
52,269		St. Jude Medical, Inc	2,114
24,702		Stanley Works	2,000
177,086		Staples, Inc	2,378
361,947		Starbucks Corp	20,617
77,182		Starwood Hotels & Resorts Worldwide, Inc	4,919
898,373		State Street Corp	53,085
78,888	*	Stericycle, Inc	8,376
58,217		Stryker Corp	3,798
253,202		SunTrust Banks, Inc	7,295
33,808	*	Superior Energy Services	878
1,213,504	*	Symantec Corp	29,949
30,042	*	Synopsys, Inc	1,078
222,157		Synovus Financial Corp	615
60,351		Sysco Corp	2,123
28,247		T Rowe Price Group, Inc	2,115
711,937		Target Corp	48,732
1,079		Taubman Centers, Inc	84
234,415		TCF Financial Corp	3,507
47,322		TD Ameritrade Holding Corp	976
2,315	*	Tenet Healthcare Corp	110
22,636	*	Teradata Corp	1,324
125,400	*,e	Teradyne, Inc	2,034
36,200	*,e	Tesla Motors, Inc	1,372
25,400		Tesoro Corp	1,487
226,093		Texas Instruments, Inc	8,022
83,737		Textron, Inc	2,496
301,308		Thermo Electron Corp	23,047
15,853		Tiffany & Co	1,102
113,346		Time Warner Cable, Inc	10,888

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

865,764		Time Warner, Inc	$49,885
106,233		Timken Co	6,011
293,865		TJX Companies, Inc	13,738
34,381	*	Toll Brothers, Inc	1,177
374,126		TonenGeneral Sekiyu KK	3,710
48,948		Torchmark Corp	2,927
94,069		Total System Services, Inc	2,331
44,707		Tractor Supply Co	4,655
20,476		TransDigm Group, Inc	3,131
19,355	*	Transocean Ltd	1,000
70,000	*	Transocean Ltd-NYSE	3,637
59,221		Travelers Cos, Inc	4,986
229,527	*	TRI Pointe Homes, Inc	4,625
62,500	*	Tribune Co	3,553
52,214	*	Trimble Navigation Ltd	1,564
1,778	*	TripAdvisor, Inc	93
135,000		Triumph Group, Inc	10,598
22,709	*	TRW Automotive Holdings Corp	1,249
91,701	*	Tumi Holdings, Inc	1,920
75,211		Tupperware Corp	6,148
956,464		Tyco International Ltd	30,607
61,712		Tyson Foods, Inc (Class A)	1,532
17,508	*	UAL Corp	560
27,071		UDR, Inc	655
6,187		Ulta Salon Cosmetics & Fragrance, Inc	502
23,590	*,e	Ultra Petroleum Corp	474
7,968	*,e	Under Armour, Inc (Class A)	408
288,332		Union Pacific Corp	41,061
297,392		United Parcel Service, Inc (Class B)	25,546
13,416	e	United States Steel Corp	262
472,503		United Technologies Corp	44,146
803,910		UnitedHealth Group, Inc	45,992
170,290		Universal Health Services, Inc (Class B)	10,876
37,263		UnumProvident Corp	1,053
13,162	*	Urban Outfitters, Inc	510
1,650,519		US Bancorp	56,002
262,646		Valero Energy Corp	11,948
60,000		Valspar Corp	3,735
80,000	*	Valueclick, Inc	2,364
14,227	*	Varian Medical Systems, Inc	1,024
85,211		Ventas, Inc	6,237
9,521	*	VeriFone Systems, Inc	197
16,544		VeriSign, Inc	782
424,649	*	Verisk Analytics, Inc	26,171
1,835,150		Verizon Communications, Inc	90,198
43,589	*	Vertex Pharmaceuticals, Inc	2,397
46,307		VF Corp	7,768
697,067		Viacom, Inc (Class B)	42,918
262,986		Visa, Inc (Class A)	44,666
200,000	*	Vishay Intertechnology, Inc	2,722
75,431	*	VMware, Inc (Class A)	5,950
24,707		Vornado Realty Trust	2,066

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

18,302		Vulcan Materials Co	$946
57,272		W.R. Berkley Corp	2,541
13,303		W.W. Grainger, Inc	2,993
153,446		Walgreen Co	7,316
634,113		Wal-Mart Stores, Inc	47,451
1,073,680		Walt Disney Co	60,985
73,800		Walter Energy, Inc	2,103
440,874		Warner Chilcott plc	5,974
45,912		Waste Management, Inc	1,800
9,297	*	Waters Corp	873
111,544	*	Weatherford International Ltd	1,354
27,899	*	WellCare Health Plans, Inc	1,617
216,242		WellPoint, Inc	14,322
3,637,548		Wells Fargo & Co	134,553
127,277		Western Digital Corp	6,399
101,275		Western Union Co	1,523
50,000	e	Westlake Chemical Corp	4,675
201,083		Weyerhaeuser Co	6,310
65,293		Whirlpool Corp	7,735
12,263	*	Whiting Petroleum Corp	623
70,490		Whole Foods Market, Inc	6,115
248,440		Williams Cos, Inc	9,307
18,473	e	Willis Group Holdings plc	729
62,734	e	Windstream Corp	499
94,548		Wisconsin Energy Corp	4,055
3,710	*	WPX Energy, Inc	59
54,869		Wyndham Worldwide Corp	3,538
12,958		Wynn Resorts Ltd	1,622
143,922		Xcel Energy, Inc	4,274
313,779		Xerox Corp	2,699
27,360		Xilinx, Inc	1,044
27,628		Xylem, Inc	761
1,185,076	*	Yahoo!, Inc	27,885
281,507		Yum! Brands, Inc	20,252
252,249		Zimmer Holdings, Inc	18,974
460,051	*	Zoetis Inc	15,366

		TOTAL UNITED STATES	8,640,919

		TOTAL COMMON STOCKS	16,135,833

		(Cost $13,780,023)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	GPT Group	0	^

		TOTAL AUSTRALIA	0	^

MALAYSIA - 0.0%
51,780		IJM Land BHD - CW13	19

		TOTAL MALAYSIA	19

SINGAPORE - 0.0%
16,710		Olam International Ltd	6

		TOTAL SINGAPORE	6

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	RATES	MATURITY DATE	VALUE (000)

SPAIN - 0.0%
44,624	m	CaixaBank			$3

		TOTAL SPAIN			3

UNITED STATES - 0.0%
21,280		Kinder Morgan, Inc			109

		TOTAL UNITED STATES			109

		TOTAL RIGHTS / WARRANTS			137

		(Cost $56)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 5.3%
TREASURY DEBT - 1.0%
$3,500,000	d	United States Cash Management Bill	0.105%	04/15/13	3,500
700,000		United States Treasury Bill	0.081	04/04/13	700
25,200,000	d	United States Treasury Bill	0.089-0.095	04/11/13	25,199
4,000,000		United States Treasury Bill	0.108	04/18/13	4,000
5,300,000	d	United States Treasury Bill	0.080-0.090	05/02/13	5,300
9,500,000		United States Treasury Bill	0.075	05/30/13	9,499
14,200,000	d	United States Treasury Bill	0.090	06/06/13	14,199
5,000,000		United States Treasury Bill	0.085	06/13/13	4,999
45,000,000	d	United States Treasury Bill	0.060	06/27/13	44,992
8,800,000		United States Treasury Bill	0.065	07/05/13	8,798
17,500,000		United States Treasury Bill	0.075-0.090	07/18/13	17,496
25,700,000		United States Treasury Bill	0.075	07/25/13	25,694
7,000,000		United States Treasury Bill	0.090	08/22/13	6,998

		TOTAL TREASURY DEBT			171,374

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.3%
REPURCHASE AGREEMENT - 4.0%
140,000,000	o	Barclays Capital	0.015	04/01/13	140,000
130,000,000	p	Calyon	0.015	04/01/13	130,000
129,000,000	q	Citigroup	0.015	04/01/13	129,000
80,000,000	r	Deutsche Bank	0.015	04/01/13	80,000
25,000,000	s	Merrill Lynch	0.015	04/01/13	25,000
110,000,000	t	RBC	0.017	04/01/13	110,000
36,000,000	u	Societe Generale	0.015	04/01/13	36,000

		TOTAL REPURCHASE AGREEMENT			650,000

VARIABLE RATE SECURITIES - 0.3%
2,201,237	i	Granite Master Issuer plc 2006	0.403	12/20/50	2,157
1,886,775	i	Granite Master Issuer plc 2007	0.403	12/20/50	1,849
1,116,310	i	Medallion Trust 2005	0.329	08/22/36	1,106
975,648	i	Nelnet Student Loan Trust 2007	0.534	09/25/18	976
1,941,060	i	Puma Finance Ltd	0.429	02/21/38	1,901
30,000,000	i	SLM Student Loan Trust 2007	0.341	01/25/19	29,740

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,493,322	i	SLM Student Loan Trust 2008	0.651%	10/25/16	$4,498

		TOTAL VARIABLE RATE SECURITIES			42,227

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			692,227

		TOTAL SHORT-TERM INVESTMENTS			863,601

(Cost $863,800)
		TOTAL INVESTMENTS - 104.0%			16,999,571
(Cost $14,643,879)
		OTHER ASSETS & LIABILITIES, NET - (4.0)%			(649,847)

		NET ASSETS - 100.0%			$16,349,724

Abbreviation(s):
ADR		American Depositary Receipt
GDR		Global Depository Receipt
NVDR		Non Voting Depository Receipt
REIT		Real Estate Investment Trust
SPDR		Standard & Poor’s Depository Receipts

*		Non-income producing.
^		Amount represents less than $1,000.
d		All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $660,322,000.
m		Indicates a security that has been deemed illiquid.
n		In default
o		Agreement with Barclays Capital, 0.15% dated 03/31/13 to be repurchased at $140,001,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $142,800,000.
p		Agreement with Calyon, 0.15% dated 03/31/13 to be repurchased at $130,001,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $132,600,000.
q		Agreement with Citigroup, 0.15% dated 03/31/13 to be repurchased at $129,001,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $131,580,000.
r		Agreement with Deutsche Bank, 0.15% dated 03/31/13 to be repurchased at $80,000,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $81,600,000.
s		Agreement with Merrill Lynch, 0.15% dated 03/31/13 to be repurchased at $25,000,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $25,504,000.
t		Agreement with RBC, 0.17% dated 03/31/13 to be repurchased at $110,001,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $112,200,000.
u		Agreement with Societe Generale, 0.15% dated 03/31/13 to be repurchased at $36,000,000 on 04/01/13, collateralized by U.S. Government Agency Securities valued at $36,723,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
March 31, 2013

SECTOR	VALUE (000)	% OF NET ASSETS

FINANCIALS	$3,492,899	21.4%
CONSUMER DISCRETIONARY	2,234,127	13.7
INFORMATION TECHNOLOGY	2,049,404	12.5
INDUSTRIALS	1,834,821	11.2
HEALTH CARE	1,815,561	11.1
CONSUMER STAPLES	1,462,538	9.0
ENERGY	1,306,158	8.0
MATERIALS	1,129,554	6.9
TELECOMMUNICATION SERVICES	413,959	2.5
UTILITIES	396,949	2.4
SHORT - TERM INVESTMENTS	863,601	5.3
OTHER ASSETS & LIABILITIES, NET	(649,847)	(4.0)

NET ASSETS	$16,349,724	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2013

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.0%
11,103	e	Allison Transmission Holdings, Inc	$266
62,382	*	BorgWarner, Inc	4,825
1,868,790		Delphi Automotive plc	82,974
824,659	*	General Motors Co	22,942
78,303		Gentex Corp	1,567
133,525	*	Goodyear Tire & Rubber Co	1,684
126,567		Harley-Davidson, Inc	6,746
688,018	*,e	Tesla Motors, Inc	26,069
160,490	*	Visteon Corp	9,260

		TOTAL AUTOMOBILES & COMPONENTS	156,333

BANKS - 0.2%
435,900		Fifth Third Bancorp	7,109
1,606,300		Huntington Bancshares, Inc	11,871
245,500	*,e	Nationstar Mortgage Holdings, Inc	9,059
40,613		People’s United Financial, Inc	546
4,939	*	Signature Bank	389
372,800		US Bancorp	12,649

		TOTAL BANKS	41,623

CAPITAL GOODS - 8.6%
339,381		3M Co	36,080
171,500	*	Aecom Technology Corp	5,625
178,043		Ametek, Inc	7,720
10,539		Armstrong World Industries, Inc	589
64,336		Babcock & Wilcox Co	1,828
53,969	*	BE Aerospace, Inc	3,254
1,415,575		Boeing Co	121,527
3,346		Carlisle Cos, Inc	227
773,690		Caterpillar, Inc	67,288
722,866		Chicago Bridge & Iron Co NV	44,890
169,600		CNH Global NV	7,008
3,672	*	Colfax Corp	171
645,382		Cummins, Inc	74,742
148,403		Danaher Corp	9,223
415,215		Deere & Co	35,700
81,549		Donaldson Co, Inc	2,951
47,244		Eaton Corp	2,894
459,432		Emerson Electric Co	25,668
160,978		Fastenal Co	8,266
131,291		Flowserve Corp	22,019
352,815		Fluor Corp	23,402
527,464	*	Fortune Brands Home & Security, Inc	19,743
1,419	*	General Cable Corp	52

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

848,270		General Electric Co	$19,612
33,638		Graco, Inc	1,952
1,184,089		Honeywell International, Inc	89,221
120,957		Hubbell, Inc (Class B)	11,746
9,469		IDEX Corp	506
287,818		Illinois Tool Works, Inc	17,540
661,532		Ingersoll-Rand plc	36,391
12,851		ITT Corp	365
343,092		Joy Global, Inc	20,421
226,800		KBR, Inc	7,276
278,600		Kennametal, Inc	10,876
27,795		Lennox International, Inc	1,765
287,823		Lincoln Electric Holdings, Inc	15,594
290,103		Lockheed Martin Corp	28,001
51,871		Manitowoc Co, Inc	1,066
560,528		Masco Corp	11,351
5,490	*	MRC Global, Inc	181
140,471		MSC Industrial Direct Co (Class A)	12,050
119,002		Nordson Corp	7,848
45,071		Paccar, Inc	2,279
255,423		Pall Corp	17,463
363,334		Parker Hannifin Corp	33,274
25,406	*,e	Polypore International, Inc	1,021
752,619		Precision Castparts Corp	142,712
246,998		Rockwell Automation, Inc	21,328
75,163		Rockwell Collins, Inc	4,744
622,523		Roper Industries, Inc	79,253
78,816		Snap-On, Inc	6,518
10,701	*	Spirit Aerosystems Holdings, Inc (Class A)	203
8,049		SPX Corp	636
217,000	*	Terex Corp	7,469
525,229		Textron, Inc	15,657
257,844		Timken Co	14,589
31,211		Toro Co	1,437
27,453		TransDigm Group, Inc	4,198
83,269		Triumph Group, Inc	6,537
51,319	*,e	United Rentals, Inc	2,821
594,230		United Technologies Corp	55,519
122,033		Valmont Industries, Inc	19,192
572,921		W.W. Grainger, Inc	128,896
105,711	*	WABCO Holdings, Inc	7,462
25,926		Westinghouse Air Brake Technologies Corp	2,647
11,947		Xylem, Inc	329

		TOTAL CAPITAL GOODS	1,390,813

COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
467,200		ADT Corp	22,865
167,300		Avery Dennison Corp	7,205
26,414		Cintas Corp	1,166
28,698	*	Clean Harbors, Inc	1,667
226,825	*	Copart, Inc	7,775
744	e	Covanta Holding Corp	15

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

16,246	e	Dun & Bradstreet Corp	$1,359
145,777		Edenred	4,777
202,465		Equifax, Inc	11,660
26,785	*	IHS, Inc (Class A)	2,805
84,025		Iron Mountain, Inc	3,051
1,236,593		Nielsen Holdings NV	44,295
54,894	e	Pitney Bowes, Inc	816
78,841		Robert Half International, Inc	2,959
34,933		Rollins, Inc	857
380,469	*	Stericycle, Inc	40,398
92,900		Towers Watson & Co	6,440
234,876	*	Tribune Co	13,353
256,000		Tyco International Ltd	8,192
1,384,862	*	Verisk Analytics, Inc	85,349
4,103		Waste Connections, Inc	148

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	267,152

CONSUMER DURABLES & APPAREL - 3.0%
25,030	*	Carter’s, Inc	1,433
619,473		Coach, Inc	30,967
11,578	*,e	Deckers Outdoor Corp	645
11,867		DR Horton, Inc	288
377,106	*	Fossil, Inc	36,428
4,586	*,e	Garmin Ltd	152
593,873	*	Hanesbrands, Inc	27,057
56,229	e	Hasbro, Inc	2,471
827,167	*	Jarden Corp	35,444
1,295,406		Luxottica Group S.p.A.	65,042
50,000		LVMH Moet Hennessy Louis Vuitton S.A.	8,591
207,322		Mattel, Inc	9,079
46,844	*	Michael Kors Holdings Ltd	2,660
1,540,373		Nike, Inc (Class B)	90,897
28,997	*	NVR, Inc	31,320
215,780		Phillips-Van Heusen Corp	23,047
35,256		Polaris Industries, Inc	3,261
1,260,200	*	Pulte Homes, Inc	25,506
313,155		Ralph Lauren Corp	53,020
31,826	*	Tempur-Pedic International, Inc	1,580
137,502	*	TRI Pointe Homes, Inc.	2,771
214,162		Tupperware Corp	17,506
40,394	*,e	Under Armour, Inc (Class A)	2,068
65,735		VF Corp	11,027
68,800		Whirlpool Corp	8,150

		TOTAL CONSUMER DURABLES & APPAREL	490,410

CONSUMER SERVICES - 3.0%
47,268	*,e	Apollo Group, Inc (Class A)	822
21,230	*	Bally Technologies, Inc	1,103
36,526		Brinker International, Inc	1,375
17,255	*	Chipotle Mexican Grill, Inc (Class A)	5,623
1,329	e	Choice Hotels International, Inc	56
70,234		Darden Restaurants, Inc	3,630

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

38,538		Dunkin Brands Group, Inc	$1,421
92,949		H&R Block, Inc	2,735
623,935	*	Hyatt Hotels Corp	26,973
82,660		International Game Technology	1,364
282,756		Interval Leisure Group, Inc	6,147
8,736	*,e	ITT Educational Services, Inc	120
1,805,303		Las Vegas Sands Corp	101,729
121,056		Marriott International, Inc (Class A)	5,112
863,100		McDonald’s Corp	86,042
7,400	*	Norwegian Cruise Line Holdings Ltd	219
79,651	*	Panera Bread Co (Class A)	13,162
321,918	*	Penn National Gaming, Inc	17,522
113,102		Six Flags Entertainment Corp	8,198
1,682,111		Starbucks Corp	95,813
213,950		Starwood Hotels & Resorts Worldwide, Inc	13,635
141,128	e	Weight Watchers International, Inc	5,943
335,138		Wyndham Worldwide Corp	21,610
43,004		Wynn Resorts Ltd	5,382
775,492		Yum! Brands, Inc	55,789

		TOTAL CONSUMER SERVICES	481,525

DIVERSIFIED FINANCIALS - 3.8%
329,141	*	Affiliated Managers Group, Inc	50,546
785,277		American Express Co	52,975
609,987		Ameriprise Financial, Inc	44,926
220,939		BlackRock, Inc	56,755
1,947,066		Blackstone Group LP	38,513
41,865		CBOE Holdings, Inc	1,546
608,600		Citigroup, Inc	26,924
278,600		Discover Financial Services	12,492
63,096		Eaton Vance Corp	2,639
42,223	e	Federated Investors, Inc (Class B)	999
112,766		Franklin Resources, Inc	17,006
309,537	*,e	IntercontinentalExchange, Inc	50,476
2,300,000	e	iShares Russell 1000 Growth Index Fund	164,036
141,300		JPMorgan Chase & Co	6,706
64,065		Lazard Ltd (Class A)	2,187
27,440		Leucadia National Corp	753
25,598		LPL Financial Holdings, Inc	825
806,041		Moody’s Corp	42,978
66,417	*	MSCI, Inc (Class A)	2,254
163,900		Raymond James Financial, Inc	7,556
220,693		SEI Investments Co	6,367
120,100		State Street Corp	7,097
138,749		T Rowe Price Group, Inc	10,388
47,527		Waddell & Reed Financial, Inc (Class A)	2,080

		TOTAL DIVERSIFIED FINANCIALS	609,024

ENERGY - 3.2%
55,000		Anadarko Petroleum Corp	4,810
7,611	*	Atwood Oceanics, Inc	400
269,328		Cabot Oil & Gas Corp	18,209

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

203,170	*	Cameron International Corp	$13,247
9,989	e	CARBO Ceramics, Inc	910
71,780	*	Cheniere Energy, Inc	2,010
94,147	*	Cobalt International Energy, Inc	2,655
277,084	*	Concho Resources, Inc	26,996
23,076	*	Continental Resources, Inc	2,006
288,073	e	Crescent Point Energy Corp	10,875
854,909	*	Denbury Resources, Inc	15,944
42,114	*	Dresser-Rand Group, Inc	2,597
582,976		EOG Resources, Inc	74,662
4,657	*	Era Group, Inc	98
474,346	*	FMC Technologies, Inc	25,800
22,690	e	Golar LNG Ltd	839
219,616		Halliburton Co	8,875
203,278		Helmerich & Payne, Inc	12,339
265,244		Kinder Morgan, Inc	10,260
32,470	*	Kosmos Energy LLC	367
7,344	*	Laredo Petroleum Holdings, Inc	134
137,000		Murphy Oil Corp	8,731
53,167		National Oilwell Varco, Inc	3,761
21,320		Noble Energy, Inc	2,466
88,740		Occidental Petroleum Corp	6,954
219,012		Oceaneering International, Inc	14,545
26,129	*	Oil States International, Inc	2,131
135,700		Phillips 66	9,495
81,236		Pioneer Natural Resources Co	10,093
121,526		Range Resources Corp	9,848
163,194	e	RPC, Inc	2,476
2,091,207		Schlumberger Ltd	156,611
4,657		SEACOR Holdings, Inc	343
68,043	*	Southwestern Energy Co	2,535
353,445		Spectra Energy Corp	10,868
27,913		St. Mary Land & Exploration Co	1,653
245,704		Suncor Energy, Inc (NY)	7,374
155,000		Tesoro Corp	9,075
304,439		Valero Energy Corp	13,849
8,925	*	Whiting Petroleum Corp	454
370,430		Williams Cos, Inc	13,876
13,476		World Fuel Services Corp	535

		TOTAL ENERGY	521,706

FOOD & STAPLES RETAILING - 2.2%
836,540		Costco Wholesale Corp	88,765
632,274		CVS Corp	34,769
14,801	*	Fresh Market, Inc	633
1,596,019		Kroger Co	52,892
395,500	e	Safeway, Inc	10,421
168,600		Sysco Corp	5,930
1,784,787		Wal-Mart Stores, Inc	133,556
265,268		Whole Foods Market, Inc	23,012

		TOTAL FOOD & STAPLES RETAILING	349,978

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

FOOD, BEVERAGE & TOBACCO - 6.0%
1,892,878		Altria Group, Inc	$65,096
274,600		Archer Daniels Midland Co	9,262
182,931		Brown-Forman Corp (Class B)	13,061
75,115	e	Campbell Soup Co	3,407
5,236,213		Coca-Cola Co	211,752
518,747		Coca-Cola Enterprises, Inc	19,152
396,822		ConAgra Foods, Inc	14,210
989,074	*	Dean Foods Co	17,932
115,299		Dr Pepper Snapple Group, Inc	5,413
61,817		Flowers Foods, Inc	2,036
275,264		General Mills, Inc	13,573
436,486	*,e	Green Mountain Coffee Roasters, Inc	24,775
108,155		H.J. Heinz Co	7,816
111,841		Hershey Co	9,790
332,565		Hillshire Brands Co	11,690
266,634		Hormel Foods Corp	11,017
227,865		Ingredion, Inc	16,479
317,422		Kellogg Co	20,452
316,364		Kraft Foods Group, Inc	16,302
606,503		Lorillard, Inc	24,472
71,024		McCormick & Co, Inc	5,224
151,536		Mead Johnson Nutrition Co	11,737
51,273		Mondelez International, Inc	1,570
463,167	*	Monster Beverage Corp	22,112
2,047,703		PepsiCo, Inc	161,994
2,566,615		Philip Morris International, Inc	237,951
61,139		Reynolds American, Inc	2,720
5,658	*,e	WhiteWave Foods Co	97

		TOTAL FOOD, BEVERAGE & TOBACCO	961,092

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
2,111,090		Abbott Laboratories	74,564
297,500		Aetna, Inc	15,208
666,286		AmerisourceBergen Corp	34,280
45,737		Bard (C.R.), Inc	4,609
809,570		Baxter International, Inc	58,807
140,748		Becton Dickinson & Co	13,457
354,571		Cardinal Health, Inc	14,757
211,700	*	CareFusion Corp	7,407
606,047	*	Catamaran Corp	32,139
624,389	*	Cerner Corp	59,161
117,700		Cigna Corp	7,341
7,251		Cooper Cos, Inc	782
110,270		Covidien plc	7,481
50,485	*	DaVita, Inc	5,987
35,221		Dentsply International, Inc	1,494
386,864	*	Edwards Lifesciences Corp	31,785
814,448	*	Express Scripts Holding Co	46,953
311,295		HCA Holdings, Inc	12,648
607,900	*	Health Management Associates, Inc (Class A)	7,824
26,792	*	Henry Schein, Inc	2,480

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

210,632	*	Idexx Laboratories, Inc	$19,460
145,770	*	Intuitive Surgical, Inc	71,601
52,578	*	Laboratory Corp of America Holdings	4,743
627,534		McKesson Corp	67,749
35,481		Medtronic, Inc	1,666
48,449		Patterson Cos, Inc	1,843
9,755		Quest Diagnostics, Inc	551
437,215	e	Resmed, Inc	20,269
6,008	*	Sirona Dental Systems, Inc	443
167,927		St. Jude Medical, Inc	6,791
170,348		Stryker Corp	11,114
2,354	*	Tenet Healthcare Corp	112
32,064	*	Thoratec Corp	1,202
3,258		Universal Health Services, Inc (Class B)	208
216,877	*	Varian Medical Systems, Inc	15,615
177,866		WellPoint, Inc	11,780
10,362		Zimmer Holdings, Inc	779

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	675,090

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
185,004		Avon Products, Inc	3,835
387,938		Beiersdorf AG.	35,855
261,692		Church & Dwight Co, Inc	16,913
3,316		Clorox Co	294
478,130		Colgate-Palmolive Co	56,434
679,263		Estee Lauder Cos (Class A)	43,493
175,519	e	Herbalife Ltd	6,573
260,861		Kimberly-Clark Corp	25,559
77,093		L’Oreal S.A.	12,231
28,763	e	Nu Skin Enterprises, Inc (Class A)	1,272
148,304		Procter & Gamble Co	11,428

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	213,887

INSURANCE - 0.7%
279,539		ACE Ltd	24,871
9,778		Allied World Assurance Co Holdings Ltd	907
186,700		Allstate Corp	9,161
14,921		Aon plc	918
8,962	*	Arch Capital Group Ltd	471
65,217		Arthur J. Gallagher & Co	2,694
195,000		Assurant, Inc	8,777
261,300		Axis Capital Holdings Ltd	10,875
118,800	*	Berkshire Hathaway, Inc (Class B)	12,379
6,089		Brown & Brown, Inc	195
14,450		Erie Indemnity Co (Class A)	1,091
11,991		Hanover Insurance Group, Inc	596
445,399		Marsh & McLennan Cos, Inc	16,912
117,700		PartnerRe Ltd	10,959
186,895		Travelers Cos, Inc	15,735
5,816		Validus Holdings Ltd	217

		TOTAL INSURANCE	116,758

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

MATERIALS - 4.2%
37,846		Airgas, Inc	$3,753
28,038		Albemarle Corp	1,753
46,029	*	Allied Nevada Gold Corp	758
13,129		Aptargroup, Inc	753
289,580		Ashland, Inc	21,516
352,131		Axiall Corp	21,888
86,070		Ball Corp	4,095
1,994		Carpenter Technology Corp	98
346,604		Celanese Corp (Series A)	15,268
175,639		CF Industries Holdings, Inc	33,436
17,926		Compass Minerals International, Inc	1,414
20,756	*	Crown Holdings, Inc	864
697,299		Du Pont (E.I.) de Nemours & Co	34,279
271,870		Eastman Chemical Co	18,996
467,295		Ecolab, Inc	37,468
75,010		FMC Corp	4,278
831,000		Huntsman Corp	15,448
43,892		International Flavors & Fragrances, Inc	3,365
288,600		International Paper Co	13,443
13,578		Intrepid Potash, Inc	255
231,050		LyondellBasell Industries AF S.C.A	14,623
12,330	e	Martin Marietta Materials, Inc	1,258
1,311	*,e	Molycorp, Inc	7
1,830,094		Monsanto Co	193,313
17,712	e	NewMarket Corp	4,611
397,440	*	Owens-Illinois, Inc	10,592
48,551		Packaging Corp of America	2,178
367,207		PPG Industries, Inc	49,184
234,316		Praxair, Inc	26,136
77,141		Rock-Tenn Co (Class A)	7,158
12,030		Rockwood Holdings, Inc	787
34,513		Royal Gold, Inc	2,451
26,882		RPM International, Inc	849
21,299		Scotts Miracle-Gro Co (Class A)	921
309,296		Sherwin-Williams Co	52,237
65,709		Sigma-Aldrich Corp	5,104
24,804		Silgan Holdings, Inc	1,172
708,146		Southern Copper Corp (NY)	26,605
258,822		Steel Dynamics, Inc	4,107
10,610	*	Tahoe Resources, Inc	187
240,158		Valspar Corp	14,950
86,743	e	Westlake Chemical Corp	8,110
186,874	*	WR Grace & Co	14,486

		TOTAL MATERIALS	674,154

MEDIA - 4.9%
31,405	*	AMC Networks, Inc	1,984
15,562		Cablevision Systems Corp (Class A)	233
1,666,925		CBS Corp (Class B)	77,829
26,387	*	Charter Communications, Inc	2,749
61,052		Cinemark Holdings, Inc	1,797

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

5,580,587		Comcast Corp (Class A)	$234,440
1,173,042	*	DIRECTV	66,406
796,387	*	Discovery Communications, Inc (Class A)	62,707
62,941	*	Discovery Communications, Inc (Class C)	4,377
447,840		DISH Network Corp (Class A)	16,973
584,260		Interpublic Group of Cos, Inc	7,613
11,216		John Wiley & Sons, Inc (Class A)	437
37,087	*	Lamar Advertising Co (Class A)	1,803
196,834	*,e	Liberty Global, Inc (Class A)	14,448
3,156	*	Liberty Media Corp	352
209,044		McGraw-Hill Cos, Inc	10,887
12,495		Morningstar, Inc	874
538,402		News Corp (Class A)	16,432
401,321		Omnicom Group, Inc	23,638
50,465	*,e	Pandora Media, Inc	714
860,573	e	Regal Entertainment Group (Class A)	14,346
46,560		Scripps Networks Interactive (Class A)	2,996
4,716,495	e	Sirius XM Radio, Inc	14,527
390,956	*	Starz-Liberty Capital	8,660
284,219		Time Warner Cable, Inc	27,302
217,900		Time Warner, Inc	12,555
777,134		Viacom, Inc (Class B)	47,848
150,195	e	Virgin Media, Inc	7,355
1,764,059		Walt Disney Co	100,199

		TOTAL MEDIA	782,481

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.7%
1,503,066		AbbVie, Inc	61,295
460,054	*	Actavis, Inc	42,376
599,859		Agilent Technologies, Inc	25,176
793,321	*	Alexion Pharmaceuticals, Inc	73,097
1,324,278		Allergan, Inc	147,829
1,150,151		Amgen, Inc	117,902
96,856	*	Ariad Pharmaceuticals, Inc	1,752
1,171,466	*	Biogen Idec, Inc	225,988
66,415	*	BioMarin Pharmaceuticals, Inc	4,135
1,282,533		Bristol-Myers Squibb Co	52,828
48,992	*	Bruker BioSciences Corp	936
1,699,452	*	Celgene Corp	196,984
18,134	*	Charles River Laboratories International, Inc	803
181,277	*	Covance, Inc	13,472
407,549		Eli Lilly & Co	23,145
39,601	*	Endo Pharmaceuticals Holdings, Inc	1,218
4,851,211	*	Gilead Sciences, Inc	237,370
515,574	*,e	Illumina, Inc	27,841
52,901	*,e	Incyte Corp	1,238
448,136		Johnson & Johnson	36,537
8,975	*	Life Technologies Corp	580
39,714	*	Medivation, Inc	1,857
17,108	*	Mettler-Toledo International, Inc	3,648
1,130,251	*	Mylan Laboratories, Inc	32,709
44,901	*	Myriad Genetics, Inc	1,140

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

56,551		Novo Nordisk AS (Class B)	$9,115
119,614	*	Onyx Pharmaceuticals, Inc	10,629
814,271		Perrigo Co	96,678
706,181		Pfizer, Inc	20,380
41,748	*	Regeneron Pharmaceuticals, Inc	7,364
32,093	*	Salix Pharmaceuticals Ltd	1,643
20,355		Techne Corp	1,381
144,400		Teva Pharmaceutical Industries Ltd (ADR)	5,730
140,303	*	United Therapeutics Corp	8,540
235,822	*	Vertex Pharmaceuticals, Inc	12,965
900,218		Warner Chilcott plc	12,198
66,586	*	Waters Corp	6,253
988,313	*	Zoetis Inc	33,010

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,557,742

REAL ESTATE - 1.8%
4,385		American Campus Communities, Inc	199
1,129,308		American Tower Corp	86,866
55,734		Apartment Investment & Management Co (Class A)	1,709
109,839		Boston Properties, Inc	11,100
12,762		BRE Properties, Inc (Class A)	621
35,540		Camden Property Trust	2,441
179,187	*	CBRE Group, Inc	4,524
69,869		Digital Realty Trust, Inc	4,675
18,853		Equity Lifestyle Properties, Inc	1,448
12,207		Equity Residential	672
19,341		Essex Property Trust, Inc	2,912
277,842		Extra Space Storage, Inc	10,911
26,924		Federal Realty Investment Trust	2,909
17,208		HCP, Inc	858
15,235		Home Properties, Inc	966
68,100		Jones Lang LaSalle, Inc	6,770
3,111		Kilroy Realty Corp	163
19,961		Mid-America Apartment Communities, Inc	1,379
88,835		Plum Creek Timber Co, Inc	4,637
13,040		Post Properties, Inc	614
77,151		Public Storage, Inc	11,752
51,297		Rayonier, Inc	3,061
652,661	*	Realogy Holdings Corp	31,876
30,136		Regency Centers Corp	1,595
524,236		Simon Property Group, Inc	83,123
49,071		Tanger Factory Outlet Centers, Inc	1,775
9,667		Taubman Centers, Inc	751
307,842		Weyerhaeuser Co	9,660

		TOTAL REAL ESTATE	289,967

RETAILING - 6.5%
31,838		Aaron’s, Inc	913
40,132		Advance Auto Parts, Inc	3,317
1,095,322	*	Amazon.com, Inc	291,892
778,777		American Eagle Outfitters, Inc	14,563
68,346	*	Ascena Retail Group, Inc	1,268

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

10,368	*	Autonation, Inc	$454
19,676	*	Autozone, Inc	7,807
126,304	*	Bed Bath & Beyond, Inc	8,137
31,593	*	Big Lots, Inc	1,114
1,082,321	*	Carmax, Inc	45,133
455,897		Chico’s FAS, Inc	7,659
240,342	*,e	Ctrip.com International Ltd (ADR)	5,139
50,555		Dick’s Sporting Goods, Inc	2,391
137,494	*	Dollar General Corp	6,955
173,307	*	Dollar Tree, Inc	8,393
16,923		DSW, Inc (Class A)	1,080
873,865		Expedia, Inc	52,441
51,874		Family Dollar Stores, Inc	3,063
537,879		Foot Locker, Inc	18,417
1,095,630		Gap, Inc	38,785
85,796		Genuine Parts Co	6,692
279,519		GNC Holdings, Inc	10,980
1,979,796	*,e	Groupon, Inc	12,116
3,545,923		Home Depot, Inc	247,435
16,855	*,e	HomeAway, Inc	548
7,807		Kohl’s Corp	360
533,124		L Brands, Inc	23,809
46,819	*	Liberty Media Holding Corp (Interactive A)	1,001
3,484	*	Liberty Ventures	263
160,163	*	LKQ Corp	3,485
79,754		Lowe’s Companies, Inc	3,024
385,991		Macy’s, Inc	16,150
30,196	*	NetFlix, Inc	5,719
81,724		Nordstrom, Inc	4,514
60,590	*	O’Reilly Automotive, Inc	6,214
517,216		Petsmart, Inc	32,119
30,920	*	Priceline.com, Inc	21,271
123,709		Ross Stores, Inc	7,499
78,499	*	Sally Beauty Holdings, Inc	2,306
119,300		Signet Jewelers Ltd	7,993
508,961		Staples, Inc	6,835
288,646		Target Corp	19,758
57,683		Tiffany & Co	4,011
1,699,644		TJX Companies, Inc	79,458
38,937		Tractor Supply Co	4,055
46,048	*	TripAdvisor, Inc	2,418
34,523		Ulta Salon Cosmetics & Fragrance, Inc	2,802
58,595	*	Urban Outfitters, Inc	2,270
26,895		Williams-Sonoma, Inc	1,386

		TOTAL RETAILING	1,055,412

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
316,160	*,e	Advanced Micro Devices, Inc	806
174,660		Altera Corp	6,195
12,932		Analog Devices, Inc	601
13,491	*	Atmel Corp	94
385,048		Avago Technologies Ltd	13,831

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,986,943		Broadcom Corp (Class A)	$68,887
47,469	e	Cypress Semiconductor Corp	524
410,301	*,e	Freescale Semiconductor Holdings Ltd	6,109
2,687,943		Intel Corp	58,732
377,372	*	Lam Research Corp	15,646
304,173		Linear Technology Corp	11,671
1,385,909	*	LSI Logic Corp	9,396
699,300		Marvell Technology Group Ltd	7,399
1,216,511		Maxim Integrated Products, Inc	39,719
104,918		Microchip Technology, Inc	3,857
532,834		Nvidia Corp	6,831
21,713	*	Silicon Laboratories, Inc	898
90,188	*	Skyworks Solutions, Inc	1,987
13,177	*	Teradyne, Inc	214
420,203		Texas Instruments, Inc	14,909
301,479		Xilinx, Inc	11,507

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	279,813

SOFTWARE & SERVICES - 18.9%
1,119,560		Accenture plc	85,053
2,512,948	*	Adobe Systems, Inc	109,339
89,395	*	Akamai Technologies, Inc	3,155
254,921	*,e	Alliance Data Systems Corp	41,269
356,691		Amdocs Ltd	12,930
50,659	*	Ansys, Inc	4,125
313,403		AOL, Inc	12,063
208,156	*	Autodesk, Inc	8,584
350,325		Automatic Data Processing, Inc	22,778
77,806	*	BMC Software, Inc	3,605
69,823		Broadridge Financial Solutions, Inc	1,734
11,891		CA, Inc	299
147,841	*	Cadence Design Systems, Inc	2,059
102,092	*	Citrix Systems, Inc	7,367
226,960	*	Cognizant Technology Solutions Corp (Class A)	17,387
6,679	*	Compuware Corp	84
23,886	*,e	Concur Technologies, Inc	1,640
54,711		DST Systems, Inc	3,899
4,349,582	*	eBay, Inc	235,834
26,288	*	Equinix, Inc	5,686
1,296,127	*	Facebook, Inc	33,155
24,056	e	Factset Research Systems, Inc	2,228
136,900	*	First American Corp	3,540
61,098	*	Fiserv, Inc	5,366
25,398	*	FleetCor Technologies, Inc	1,947
73,041	*	Fortinet, Inc	1,730
50,604	*	Gartner, Inc	2,753
56,433		Genpact Ltd	1,027
338,975		Global Payments, Inc	16,834
558,222	*	Google, Inc (Class A)	443,245
368,754		IAC/InterActiveCorp	16,476
58,332	*	Informatica Corp	2,011
1,512,818		International Business Machines Corp	322,684

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

2,860,430		Intuit, Inc	$187,787
46,781		Jack Henry & Associates, Inc	2,162
47,594		Lender Processing Services, Inc	1,212
257,597	*	LinkedIn Corp	45,353
357,273		Mastercard, Inc (Class A)	193,331
45,033	*	Micros Systems, Inc	2,049
10,710,717		Microsoft Corp	306,434
17,224	*	NetSuite, Inc	1,379
392,134	*	NeuStar, Inc (Class A)	18,246
1,202,030	*,e	Nuance Communications, Inc	24,257
8,383,282		Oracle Corp	271,115
164,839		Paychex, Inc	5,781
60,057	*	Rackspace Hosting, Inc	3,032
1,259,862	*	Red Hat, Inc	63,699
11,061	*	Rovi Corp	237
53,593		SAIC, Inc	726
380,771	*	Salesforce.com, Inc	68,093
6,385	*,e	ServiceNow, Inc	231
226,446	*	Sina Corp	11,003
130,515	*	SolarWinds, Inc	7,713
37,350		Solera Holdings, Inc	2,179
9,123	*	Splunk, Inc	365
520,972	*	Symantec Corp	12,858
6,129	*	Synopsys, Inc	220
91,219	*	Teradata Corp	5,337
92,277	*	TIBCO Software, Inc	1,866
77,793		Total System Services, Inc	1,928
194,300	*	Valueclick, Inc	5,742
23,252	*	Vantiv, Inc	552
56,256	*	VeriFone Systems, Inc	1,163
397,335		VeriSign, Inc	18,786
1,501,173		Visa, Inc (Class A)	254,959
282,756	*,e	VistaPrint Ltd	10,931
223,468	*	VMware, Inc (Class A)	17,627
312,863		Western Union Co	4,705
10,992	*	Workday, Inc	677
2,871,497	*	Yahoo!, Inc	67,566
48,413	*,e	Zynga, Inc	163

		TOTAL SOFTWARE & SERVICES	3,053,350

TECHNOLOGY HARDWARE & EQUIPMENT - 8.6%
32,324	*	Acme Packet, Inc	944
120,304		Amphenol Corp (Class A)	8,981
1,775,007	d	Apple, Inc	785,672
1,237,500	*	Brocade Communications Systems, Inc	7,140
1,763,069		Cisco Systems, Inc	36,866
17,173	e	Dolby Laboratories, Inc (Class A)	576
6,144	*	EchoStar Corp (Class A)	239
4,625,036	*	EMC Corp	110,492
540,556	*	F5 Networks, Inc	48,153
68,341		Flir Systems, Inc	1,778
35,894	*,e	Fusion-io, Inc	588

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

18,421		Harris Corp	$854
593,400		Hewlett-Packard Co	14,147
17,463	e	IPG Photonics Corp	1,160
19,622		Jabil Circuit, Inc	363
507,085	*	JDS Uniphase Corp	6,780
316,729	*	Juniper Networks, Inc	5,872
149,985		Motorola, Inc	9,603
49,289		National Instruments Corp	1,614
86,150	*	NCR Corp	2,374
695,593	*	NetApp, Inc	23,761
3,072	*	Palo Alto Networks, Inc	174
4,396,013		Qualcomm, Inc	294,313
88,612	*	Riverbed Technology, Inc	1,321
6,466	*,e	Stratasys Ltd	480
187,758	*	Trimble Navigation Ltd	5,625
309,699		Western Digital Corp	15,572
4,633	*	Zebra Technologies Corp (Class A)	218

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,385,660

TELECOMMUNICATION SERVICES - 1.1%
159,198	*	Crown Castle International Corp	11,086
44,204	*	Level 3 Communications, Inc	897
392,904	*	SBA Communications Corp (Class A)	28,297
85,297	*	tw telecom inc (Class A)	2,149
2,623,130		Verizon Communications, Inc	128,927
196,429	e	Windstream Corp	1,561

		TOTAL TELECOMMUNICATION SERVICES	172,917

TRANSPORTATION - 2.7%
22,800		Amerco, Inc	3,957
74,300	e	Canadian Pacific Railway Ltd (Toronto)	9,694
226,497		CH Robinson Worldwide, Inc	13,468
15,573		Con-Way, Inc	548
78,837		Copa Holdings S.A. (Class A)	9,430
526,563		CSX Corp	12,969
293,491	*	Delta Air Lines, Inc	4,846
270,638		Expeditors International of Washington, Inc	9,664
509,584		FedEx Corp	50,041
3,536,930	*	Hertz Global Holdings, Inc	78,732
48,600		J.B. Hunt Transport Services, Inc	3,620
544,305		Kansas City Southern Industries, Inc	60,363
124,498	*	Kirby Corp	9,561
97,542		Landstar System, Inc	5,569
97,746		Ryder System, Inc	5,840
72,225		Southwest Airlines Co	974
180,629	*	UAL Corp	5,782
609,823		Union Pacific Corp	86,845
663,891		United Parcel Service, Inc (Class B)	57,028

		TOTAL TRANSPORTATION	428,931

UTILITIES - 0.1%
9,317		Aqua America, Inc	293

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

27,292		ITC Holdings Corp			$2,436
113,950		Oneok, Inc			5,432
138,100	*	ProShares VIX Short-Term Futures ETF			1,507
20,110		Questar Corp			489

		TOTAL UTILITIES			10,157

		TOTAL COMMON STOCKS			15,965,975

		(Cost $12,883,552)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.0%
TREASURY DEBT - 0.5%
$900,000	d	United States Treasury Bill	0.089%	04/11/13	900
3,600,000	d	United States Treasury Bill	0.093	04/18/13	3,600
2,000,000	d	United States Treasury Bill	0.090	06/06/13	2,000
8,100,000	d	United States Treasury Bill	0.090	06/27/13	8,099
16,600,000	d	United States Treasury Bill	0.065	07/05/13	16,597
3,700,000	d	United States Treasury Bill	0.090	07/18/13	3,699
7,100,000		United States Treasury Bill	0.075	07/25/13	7,098
20,000,000	d	United States Treasury Bill	0.091	09/05/13	19,992
21,500,000	d	United States Treasury Bill	0.098	09/12/13	21,491

		TOTAL TREASURY DEBT			83,476

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.5%
		TIAA-CREF Short Term Lending Portfolio of the State Street
401,608,463	a,c	Navigator Securities Lending Trust	401,608

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	401,608

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	401,608

		TOTAL SHORT-TERM INVESTMENTS	485,084

		(Cost $485,083)
		TOTAL INVESTMENTS - 102.1%	16,451,059
		(Cost $13,368,635)
		OTHER ASSETS & LIABILITIES, NET - (2.1)%	(345,558)

		NET ASSETS - 100.0%	$16,105,501

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $393,793,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2013

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.0%
19,682	e	Allison Transmission Holdings, Inc	$473
51,119	*	American Axle & Manufacturing Holdings, Inc	698
87,437	*	BorgWarner, Inc	6,762
45,804		Cooper Tire & Rubber Co	1,175
110,265		Dana Holding Corp	1,966
250,536		Delphi Automotive plc	11,124
18,492		Dorman Products, Inc	688
16,941		Drew Industries, Inc	615
58,919	*	Exide Technologies	159
13,635	*	Federal Mogul Corp (Class A)	82
2,862,677		Ford Motor Co	37,644
13,714	*	Fuel Systems Solutions, Inc	226
584,196	*	General Motors Co	16,252
109,188		Gentex Corp	2,185
27,497	*	Gentherm, Inc	450
184,702	*	Goodyear Tire & Rubber Co	2,329
174,909		Harley-Davidson, Inc	9,323
516,314		Johnson Controls, Inc	18,107
76,870		Lear Corp	4,218
36,302	*	Modine Manufacturing Co	330
4,154		Shiloh Industries, Inc	45
30,024		Spartan Motors, Inc	160
16,669		Standard Motor Products, Inc	462
20,247	*	Stoneridge, Inc	155
17,815		Superior Industries International, Inc	333
46,120	*	Tenneco, Inc	1,813
53,732	*,e	Tesla Motors, Inc	2,036
33,978		Thor Industries, Inc	1,250
5,700	*	Tower International, Inc	80
77,181	*	TRW Automotive Holdings Corp	4,245
40,138	*	Visteon Corp	2,316
24,826	*	Winnebago Industries, Inc	512

		TOTAL AUTOMOBILES & COMPONENTS	128,213

BANKS - 3.3%
11,459		1st Source Corp	272
17,104		1st United Bancorp, Inc	111
5,520		Access National Corp	91
5,882		American National Bankshares, Inc	127
18,171	*	Ameris Bancorp	261
4,648		Ames National Corp	97
18,000		Apollo Residential Mortgage	401
7,061	e	Arrow Financial Corp	174
130,985		Associated Banc-Corp	1,990

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

66,701		Astoria Financial Corp	$658
5,016		Bancfirst Corp	209
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	531
73,283	e	Bancorpsouth, Inc	1,195
41,404		Bank Mutual Corp	229
36,626		Bank of Hawaii Corp	1,861
4,416		Bank of Kentucky Financial Corp	121
3,864		Bank of Marin Bancorp	155
22,826		Bank of the Ozarks, Inc	1,012
17,629		BankFinancial Corp	143
25,535		BankUnited	654
12,480		Banner Corp	397
3,044		Bar Harbor Bankshares	111
532,298		BB&T Corp	16,709
57,116		BBCN Bancorp, Inc	746
23,421	*	Beneficial Mutual Bancorp, Inc	241
16,854		Berkshire Hills Bancorp, Inc	430
8,499	*	BofI Holding, Inc	305
21,205		BOK Financial Corp	1,321
59,217		Boston Private Financial Holdings, Inc	585
4,741		Bridge Bancorp, Inc	102
7,190	*	Bridge Capital Holdings	110
54,590		Brookline Bancorp, Inc	499
8,337		Bryn Mawr Bank Corp	194
6,191	*	BSB Bancorp, Inc	86
2,500		C&F Financial Corp	102
5,527		Camden National Corp	183
8,819		Cape Bancorp, Inc	81
9,158	*,e	Capital City Bank Group, Inc	113
177,657		CapitalSource, Inc	1,709
121,535		Capitol Federal Financial	1,467
22,480		Cardinal Financial Corp	409
61,647		Cathay General Bancorp	1,240
9,768		Center Bancorp, Inc	121
16,756		Centerstate Banks of Florida, Inc	144
16,733	*	Central Pacific Financial Corp	263
2,883		Century Bancorp, Inc	98
18,856		Chemical Financial Corp	497
153,338	*	CIT Group, Inc	6,667
9,568		Citizens & Northern Corp	187
30,246	*	Citizens Republic Bancorp, Inc	682
12,921	e	City Holding Co	514
35,413		City National Corp	2,086
10,007		Clifton Savings Bancorp, Inc	125
6,672		CNB Financial Corp	114
21,290		CoBiz, Inc	172
31,348	e	Columbia Banking System, Inc	689
150,256		Comerica, Inc	5,402
62,228		Commerce Bancshares, Inc	2,541
32,481		Community Bank System, Inc	962
11,562		Community Trust Bancorp, Inc	393
42,127	e	Cullen/Frost Bankers, Inc	2,634

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

67,239	e	CVB Financial Corp	$758
23,810		Dime Community Bancshares	342
96,753	*	Doral Financial Corp	68
12,747	*	Eagle Bancorp, Inc	279
111,043		East West Bancorp, Inc	2,850
4,559		Enterprise Bancorp, Inc	77
11,656		Enterprise Financial Services Corp	167
8,385		ESB Financial Corp	115
12,436		ESSA Bancorp, Inc	135
16,542		EverBank Financial Corp	255
14,022		Farmers National Banc Corp	89
7,387		Federal Agricultural Mortgage Corp (Class C)	227
6,963		Fidelity Southern Corp	80
697,677		Fifth Third Bancorp	11,379
7,979		Financial Institutions, Inc	159
9,860		First Bancorp (NC)	133
54,501	*,e	First Bancorp (Puerto Rico)	340
6,485		First Bancorp, Inc	117
58,052		First Busey Corp	265
16,444	*	First California Financial Group, Inc	140
4,123		First Citizens Bancshares, Inc (Class A)	753
84,375		First Commonwealth Financial Corp	629
12,139		First Community Bancshares, Inc	192
13,926		First Connecticut Bancorp	205
7,726		First Defiance Financial Corp	180
44,691		First Financial Bancorp	717
26,120	e	First Financial Bankshares, Inc	1,269
8,954		First Financial Corp	282
12,966		First Financial Holdings, Inc	272
12,796	*	First Financial Northwest, Inc	100
197,967		First Horizon National Corp	2,114
9,546		First Interstate Bancsystem, Inc	180
19,481		First Merchants Corp	301
57,533		First Midwest Bancorp, Inc	764
263,698		First Niagara Financial Group, Inc	2,336
5,749		First of Long Island Corp	170
6,248		First Pactrust Bancorp, Inc	71
77,940		First Republic Bank	3,010
82,846	e	FirstMerit Corp	1,369
23,200		Flushing Financial Corp	393
106,793		FNB Corp	1,292
7,261	*,e	FNB United Corp	71
11,394		Fox Chase Bancorp, Inc	192
10,443		Franklin Financial Corp	191
152,821		Fulton Financial Corp	1,788
8,476	e	German American Bancorp, Inc	195
56,600		Glacier Bancorp, Inc	1,074
7,809		Great Southern Bancorp, Inc	190
55,830	*	Guaranty Bancorp	117
14,437	*,e	Hampton Roads Bankshares, Inc	19
58,181		Hancock Holding Co	1,799
23,963	*	Hanmi Financial Corp	383

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,342		Heartland Financial USA, Inc	$261
15,254	*	Heritage Commerce Corp	103
11,990		Heritage Financial Corp	174
6,199		Heritage Financial Group	90
14,409	*	Heritage Oaks Bancorp	82
939		Hingham Institution for Savings	65
5,389	*	Home Bancorp, Inc	100
18,696		Home Bancshares, Inc	704
12,641		Home Federal Bancorp, Inc	162
40,300		Home Loan Servicing Solutions Ltd	940
6,988	*	HomeStreet, Inc	156
5,500	*	HomeTrust Bancshares, Inc	87
4,089		Horizon Bancorp	83
404,335		Hudson City Bancorp, Inc	3,493
11,015		Hudson Valley Holding Corp	164
664,830		Huntington Bancshares, Inc	4,913
22,391		IBERIABANK Corp	1,120
17,904	e	Independent Bank Corp	584
40,567		International Bancshares Corp	844
33,889		Investors Bancorp, Inc	636
14,732		Kearny Financial Corp	150
728,383		Keycorp	7,255
20,622		Lakeland Bancorp, Inc	203
12,420		Lakeland Financial Corp	332
96,672	e	M&T Bank Corp	9,973
15,363		MainSource Financial Group, Inc	216
41,491		MB Financial, Inc	1,003
6,437		Mercantile Bank Corp	108
3,784		Merchants Bancshares, Inc	114
7,250	*	Meridian Interstate Bancorp, Inc	136
11,922	*	MetroCorp Bancshares, Inc	120
240,424	*,e	MGIC Investment Corp	1,190
4,068		Middleburg Financial Corp	79
3,556		Midsouth Bancorp, Inc	58
5,257		MidWestOne Financial Group, Inc	125
2,927	*,e	NASB Financial, Inc	62
5,200		National Bank Holdings Corp	95
5,351	e	National Bankshares, Inc	187
101,297		National Penn Bancshares, Inc	1,083
14,584	*,e	Nationstar Mortgage Holdings, Inc	538
34,107		NBT Bancorp, Inc	755
331,783	e	New York Community Bancorp, Inc	4,761
20,079		Northfield Bancorp, Inc	228
4,751		Northrim BanCorp, Inc	107
81,183		Northwest Bancshares, Inc	1,030
10,808		OceanFirst Financial Corp	156
80,790	*	Ocwen Financial Corp	3,064
76,288		Old National Bancorp	1,049
9,164	*	OmniAmerican Bancorp, Inc	232
33,903	e	Oriental Financial Group, Inc	526
40,271		Oritani Financial Corp	624
14,467		Pacific Continental Corp	162

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,850	*	Pacific Mercantile Bancorp	$46
27,050	e	PacWest Bancorp	787
10,731	e	Park National Corp	749
22,441	*	Park Sterling Bank	127
6,595		Peapack Gladstone Financial Corp	98
2,964	e	Penns Woods Bancorp, Inc	121
10,509	*	Pennsylvania Commerce Bancorp, Inc	174
6,808		Peoples Bancorp, Inc	152
4,902		Peoples Federal Bancshares, Inc	94
248,855		People’s United Financial, Inc	3,345
25,469	*	Pinnacle Financial Partners, Inc	595
403,370		PNC Financial Services Group, Inc	26,824
77,233	*	Popular, Inc	2,132
8,859	*	Preferred Bank	140
45,847		PrivateBancorp, Inc	867
35,938		Prosperity Bancshares, Inc	1,703
7,003		Provident Financial Holdings, Inc	119
45,191		Provident Financial Services, Inc	690
30,181		Provident New York Bancorp	274
149,476	e	Radian Group, Inc	1,601
1,076,498		Regions Financial Corp	8,817
19,501		Renasant Corp	436
6,104	e	Republic Bancorp, Inc (Class A)	138
22,920		Rockville Financial, Inc	297
7,271		Roma Financial Corp	117
20,998		S&T Bancorp, Inc	389
8,198		S.Y. Bancorp, Inc	184
18,232		Sandy Spring Bancorp, Inc	366
11,445	e	SCBT Financial Corp	577
55,743	*	Seacoast Banking Corp of Florida	117
7,907		SI Financial Group, Inc	96
8,919		Sierra Bancorp	117
37,719	*	Signature Bank	2,971
13,207		Simmons First National Corp (Class A)	334
7,275		Simplicity Bancorp, Inc	109
12,186	e	Southside Bancshares, Inc	256
14,769	*	Southwest Bancorp, Inc	186
24,453		State Bank & Trust Co	400
16,183		StellarOne Corp	261
27,752		Sterling Bancorp	282
20,641		Sterling Financial Corp	448
7,140	*	Suffolk Bancorp	102
29,193	*	Sun Bancorp, Inc	100
410,690		SunTrust Banks, Inc	11,832
147,939		Susquehanna Bancshares, Inc	1,839
33,751	*	SVB Financial Group	2,394
597,443		Synovus Financial Corp	1,655
12,643	*	Taylor Capital Group, Inc	202
122,960		TCF Financial Corp	1,840
9,400		Territorial Bancorp, Inc	224
32,020	*	Texas Capital Bancshares, Inc	1,295
61,768	*	TFS Financial Corp	669

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,995	*	The Bancorp, Inc	$235
7,054		Tompkins Trustco, Inc	298
18,385	e	TowneBank	275
4,100		Tree.com, Inc	76
9,919		Trico Bancshares	170
72,196		Trustco Bank Corp NY	403
49,168		Trustmark Corp	1,230
24,801		UMB Financial Corp	1,217
85,518		Umpqua Holdings Corp	1,134
14,087		Union Bankshares Corp	276
38,221	e	United Bankshares, Inc	1,017
31,617	*	United Community Banks, Inc	359
15,445		United Financial Bancorp, Inc	235
12,704		Univest Corp of Pennsylvania	221
1,445,310		US Bancorp	49,039
147,776	e	Valley National Bancorp	1,513
26,270		ViewPoint Financial Group	528
20,684	*	Virginia Commerce Bancorp	291
7,900	*	Walker & Dunlop, Inc	142
12,184		Washington Banking Co	170
81,549		Washington Federal, Inc	1,427
10,818		Washington Trust Bancorp, Inc	296
52,669		Webster Financial Corp	1,278
3,738,402		Wells Fargo & Co	138,284
19,012		WesBanco, Inc	455
11,970		West Bancorporation, Inc	133
14,484		West Coast Bancorp	352
23,501	e	Westamerica Bancorporation	1,065
59,188	*	Western Alliance Bancorp	819
23,121		Westfield Financial, Inc	180
44,266	*	Wilshire Bancorp, Inc	300
27,726		Wintrust Financial Corp	1,027
5,884		WSFS Financial Corp	286
139,772		Zions Bancorporation	3,493

		TOTAL BANKS	440,710

CAPITAL GOODS - 8.1%
529,381		3M Co	56,278
29,148		A.O. Smith Corp	2,144
13,279		Aaon, Inc	366
29,552		AAR Corp	543
30,986	*	Accuride Corp	167
17,815		Aceto Corp	197
52,376		Actuant Corp (Class A)	1,604
31,651		Acuity Brands, Inc	2,195
86,169	*	Aecom Technology Corp	2,826
28,439	*	Aegion Corp	658
14,335	*	Aerovironment, Inc	260
74,189		AGCO Corp	3,867
49,377	e	Air Lease Corp	1,448
43,373		Aircastle Ltd	593
4,490		Alamo Group, Inc	172

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,047		Albany International Corp (Class A)	$666
25,266		Alliant Techsystems, Inc	1,830
18,705		Altra Holdings, Inc	509
13,776	*	Ameresco, Inc	102
7,032		American Railcar Industries, Inc	329
7,536		American Science & Engineering, Inc	460
35,994	*,e	American Superconductor Corp	96
8,518	*	American Woodmark Corp	290
182,200		Ametek, Inc	7,900
8,632		Ampco-Pittsburgh Corp	163
24,223	*,e	API Technologies Corp	60
25,458		Apogee Enterprises, Inc	737
32,556		Applied Industrial Technologies, Inc	1,465
5,631		Argan, Inc	84
16,319		Armstrong World Industries, Inc	912
73,192	*	ArvinMeritor, Inc	346
15,638		Astec Industries, Inc	546
7,762	*	Astronics Corp	231
21,118		AZZ, Inc	1,018
90,144		Babcock & Wilcox Co	2,561
39,660		Barnes Group, Inc	1,147
74,030	*	BE Aerospace, Inc	4,463
35,044	*	Beacon Roofing Supply, Inc	1,355
34,599		Belden CDT, Inc	1,787
35,059	*	Blount International, Inc	469
21,794	*,e	Bluelinx Holdings, Inc	62
571,848		Boeing Co	49,093
37,869		Brady Corp (Class A)	1,270
39,839		Briggs & Stratton Corp	988
33,815	*	Builders FirstSource, Inc	198
9,868	*	CAI International, Inc	284
274,193	*,e	Capstone Turbine Corp	247
46,691		Carlisle Cos, Inc	3,165
497,090		Caterpillar, Inc	43,232
22,260	*	Chart Industries, Inc	1,781
80,771		Chicago Bridge & Iron Co NV	5,016
12,832		CIRCOR International, Inc	545
38,968		Clarcor, Inc	2,041
21,101		CNH Global NV	872
6,482		Coleman Cable, Inc	97
33,277	*,e	Colfax Corp	1,549
12,813	*	Columbus McKinnon Corp	247
33,040		Comfort Systems USA, Inc	466
18,507	*	Commercial Vehicle Group, Inc	144
4,761	*	CPI Aerostructures, Inc	41
38,179		Crane Co	2,133
12,848		Cubic Corp	549
145,837		Cummins, Inc	16,889
35,284		Curtiss-Wright Corp	1,224
442,293		Danaher Corp	27,489
303,700		Deere & Co	26,112

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

39,839	*	DigitalGlobe, Inc	$1,152
113,848		Donaldson Co, Inc	4,120
21,128		Douglas Dynamics, Inc	292
132,393		Dover Corp	9,649
6,613	*	DXP Enterprises, Inc	494
25,816	*	Dycom Industries, Inc	508
12,440		Dynamic Materials Corp	216
4,594		Eastern Co	81
351,712		Eaton Corp	21,542
11,908	*	Edgen Group, Inc	86
50,074		EMCOR Group, Inc	2,123
559,669		Emerson Electric Co	31,269
15,305		Encore Wire Corp	536
25,675	*	Energy Recovery, Inc	95
37,162	*	EnerSys	1,694
12,394	*	Engility Holdings, Inc	297
15,889	*,e	EnPro Industries, Inc	813
20,938		ESCO Technologies, Inc	856
23,350	*	Esterline Technologies Corp	1,768
139,194		Exelis, Inc	1,516
225,719		Fastenal Co	11,591
50,117	*	Federal Signal Corp	408
26,655	*	Flow International Corp	104
39,008		Flowserve Corp	6,542
129,217		Fluor Corp	8,571
121,373	*	Fortune Brands Home & Security, Inc	4,543
36,490		Franklin Electric Co, Inc	1,225
12,439		Freightcar America, Inc	271
89,877	*,e	FuelCell Energy, Inc	85
25,764	*	Furmanite Corp	172
38,032		Gardner Denver, Inc	2,857
35,871		GATX Corp	1,864
42,477	*,e	GenCorp, Inc	565
16,474	e	Generac Holdings, Inc	582
37,226	*	General Cable Corp	1,364
242,334		General Dynamics Corp	17,087
8,084,432		General Electric Co	186,912
20,138	*	Gibraltar Industries, Inc	368
12,250		Global Power Equipment Group, Inc	216
12,953		Gorman-Rupp Co	389
46,150		Graco, Inc	2,678
84,833	*,e	GrafTech International Ltd	652
12,308		Graham Corp	305
29,395		Granite Construction, Inc	936
44,924		Great Lakes Dredge & Dock Corp	302
20,367	*	Greenbrier Cos, Inc	463
37,869		Griffon Corp	451
21,180		H&E Equipment Services, Inc	432
8,389		Hardinge, Inc	114
61,544		Harsco Corp	1,524
39,839		Heico Corp	1,729
74,803	*	Hexcel Corp	2,170

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

593,617		Honeywell International, Inc	$44,729
12,024		Houston Wire & Cable Co	156
44,093		Hubbell, Inc (Class B)	4,282
37,789		Huntington Ingalls	2,015
4,796	*	Hurco Cos, Inc	131
8,424		Hyster-Yale Materials Handling, Inc	481
62,789		IDEX Corp	3,354
39,772	*	II-VI, Inc	678
306,159		Illinois Tool Works, Inc	18,657
227,999		Ingersoll-Rand plc	12,542
10,094		Insteel Industries, Inc	165
69,597		ITT Corp	1,979
96,521	*	Jacobs Engineering Group, Inc	5,428
20,027		John Bean Technologies Corp	416
80,876		Joy Global, Inc	4,814
9,545	*	Kadant, Inc	239
21,747		Kaman Corp	771
25,042		Kaydon Corp	641
113,401		KBR, Inc	3,638
61,060		Kennametal, Inc	2,384
14,447	*,e	KEYW Holding Corp	233
24,942	*,e	Kratos Defense & Security Solutions, Inc	125
73,264		L-3 Communications Holdings, Inc	5,929
13,874	*	Layne Christensen Co	297
7,262		LB Foster Co (Class A)	322
38,988		Lennox International, Inc	2,475
63,965		Lincoln Electric Holdings, Inc	3,466
10,010	e	Lindsay Manufacturing Co	883
6,398	*	LMI Aerospace, Inc	133
199,517		Lockheed Martin Corp	19,257
12,960		LSI Industries, Inc	90
12,907	*	Lydall, Inc	198
99,971		Manitowoc Co, Inc	2,055
272,388		Masco Corp	5,516
43,578	*,e	Mastec, Inc	1,270
10,825		Met-Pro Corp	112
7,039		Michael Baker Corp	172
13,902	*	Middleby Corp	2,115
7,280		Miller Industries, Inc	117
34,691	*	Moog, Inc (Class A)	1,590
17,106	*	MRC Global, Inc	563
34,768		MSC Industrial Direct Co (Class A)	2,982
15,066		Mueller Industries, Inc	803
118,277		Mueller Water Products, Inc (Class A)	701
13,261	*	MYR Group, Inc	326
3,938	e	National Presto Industries, Inc	317
53,847	*,e	Navistar International Corp	1,861
19,754	*	NCI Building Systems, Inc	343
12,459	*	NN, Inc	118
48,825		Nordson Corp	3,220
6,024	*	Nortek, Inc	430
180,280		Northrop Grumman Corp	12,647

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,845	*	Northwest Pipe Co	$247
44,747	*	Orbital Sciences Corp	747
19,593	*	Orion Marine Group, Inc	195
69,175	*	Oshkosh Truck Corp	2,939
93,019	*	Owens Corning, Inc	3,668
270,531		Paccar, Inc	13,678
87,575		Pall Corp	5,988
114,637		Parker Hannifin Corp	10,498
159,128		Pentair Ltd	8,394
24,600	*	Perini Corp	475
12,323		Pike Electric Corp	175
13,529	*	PMFG, Inc	83
35,438	*,e	Polypore International, Inc	1,424
5,761	*	Powell Industries, Inc	303
111,065		Precision Castparts Corp	21,060
1,801		Preformed Line Products Co	126
19,995		Primoris Services Corp	442
3,700	*	Proto Labs, Inc	182
28,579		Quanex Building Products Corp	460
159,563	*	Quanta Services, Inc	4,560
27,582		Raven Industries, Inc	927
254,601		Raytheon Co	14,968
16,219	*	RBC Bearings, Inc	820
32,018		Regal-Beloit Corp	2,611
21,768	*	Rexnord Corp	462
108,971		Rockwell Automation, Inc	9,410
104,791		Rockwell Collins, Inc	6,614
74,201		Roper Industries, Inc	9,447
24,579	*	Rush Enterprises, Inc (Class A)	593
8,467		Sauer-Danfoss, Inc	495
8,300		SeaCube Container Leasing Ltd	191
31,950		Simpson Manufacturing Co, Inc	978
44,614		Snap-On, Inc	3,690
10,100	*	SolarCity Corp	191
90,789	*	Spirit Aerosystems Holdings, Inc (Class A)	1,724
37,552		SPX Corp	2,965
11,927		Standex International Corp	659
123,315		Stanley Works	9,985
12,518	*	Sterling Construction Co, Inc	136
15,189		Sun Hydraulics Corp	494
3,737		Sypris Solutions, Inc	16
21,485		TAL International Group, Inc	973
44,785	*	Taser International, Inc	356
28,168	*	Teledyne Technologies, Inc	2,210
14,645		Tennant Co	711
83,491	*	Terex Corp	2,874
10,588	e	Textainer Group Holdings Ltd	419
211,407		Textron, Inc	6,302
4,600	*	The ExOne Company	154
10,410	*	Thermon Group Holdings	231
66,676		Timken Co	3,773
36,771	e	Titan International, Inc	775

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,613	*,e	Titan Machinery, Inc	$322
45,144		Toro Co	2,078
39,014		TransDigm Group, Inc	5,966
13,203	*	Trex Co, Inc	649
24,820	*	Trimas Corp	806
61,064		Trinity Industries, Inc	2,768
38,084		Triumph Group, Inc	2,990
6,504	e	Twin Disc, Inc	163
70,844	*,e	United Rentals, Inc	3,894
695,716		United Technologies Corp	65,001
14,766		Universal Forest Products, Inc	588
57,668		URS Corp	2,734
55,472	*,e	USG Corp	1,467
17,556		Valmont Industries, Inc	2,761
12,845		Vicor Corp	64
44,645		W.W. Grainger, Inc	10,044
52,045	*	Wabash National Corp	529
48,319	*	WABCO Holdings, Inc	3,411
22,186		Watsco, Inc	1,868
21,144		Watts Water Technologies, Inc (Class A)	1,015
33,347	*,e	WESCO International, Inc	2,421
35,993		Westinghouse Air Brake Technologies Corp	3,675
4,376	*	Willis Lease Finance Corp	66
52,887		Woodward Governor Co	2,103
139,194		Xylem, Inc	3,836

		TOTAL CAPITAL GOODS	1,086,340

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
41,289		ABM Industries, Inc	918
37,820	*	Acacia Research (Acacia Technologies)	1,141
87,875	*	ACCO Brands Corp	587
13,021	e	Acorn Energy, Inc	96
16,355		Administaff, Inc	464
174,773		ADT Corp	8,553
25,530	*	Advisory Board Co	1,341
14,202		American Ecology Corp	377
26,021	*	ARC Document Solutions, Inc	78
7,698	*	AT Cross Co	106
79,016		Avery Dennison Corp	3,403
6,166		Barrett Business Services, Inc	325
35,828		Brink’s Co	1,012
19,056	*	Casella Waste Systems, Inc (Class A)	83
41,673	*,e	CBIZ, Inc	266
7,981		CDI Corp	137
38,005	*,e	Cenveo, Inc	82
81,968		Cintas Corp	3,617
40,798	*	Clean Harbors, Inc	2,370
8,210	*	Consolidated Graphics, Inc	321
85,446	*,e	Coolbrands International, Inc	110
76,816	*	Copart, Inc	2,633
25,057		Corporate Executive Board Co	1,457
76,892		Corrections Corp of America	3,004

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

6,267		Courier Corp	$90
83,398	e	Covanta Holding Corp	1,680
8,400	*	CRA International, Inc	188
37,676		Deluxe Corp	1,560
23,101	*	Dolan Media Co	55
34,283	e	Dun & Bradstreet Corp	2,868
67,718	*	EnergySolutions, Inc	254
20,747	*	EnerNOC, Inc	360
17,307		Ennis, Inc	261
91,556		Equifax, Inc	5,273
11,236		Exponent, Inc	606
9,375	*	Franklin Covey Co	136
32,036	*	FTI Consulting, Inc	1,206
15,088		G & K Services, Inc (Class A)	687
54,016		Geo Group, Inc	2,032
12,104	*	GP Strategies Corp	289
49,713		Healthcare Services Group	1,274
14,300		Heidrick & Struggles International, Inc	214
5,613	*,e	Heritage-Crystal Clean, Inc	85
43,782		Herman Miller, Inc	1,211
17,074	*	Hill International, Inc	51
33,809		HNI Corp	1,200
24,166	*	Hudson Highland Group, Inc	95
16,505	*	Huron Consulting Group, Inc	665
14,961	*	ICF International, Inc	407
114,792	*	ICO Global Communications Holdings Ltd	191
38,396	*	IHS, Inc (Class A)	4,021
22,974	*,e	Innerworkings, Inc	348
44,922		Interface, Inc	863
6,998	e	Intersections, Inc	66
125,363		Iron Mountain, Inc	4,552
21,500		KAR Auction Services, Inc	431
20,372		Kelly Services, Inc (Class A)	381
21,985		Kforce, Inc	360
25,171		Kimball International, Inc (Class B)	228
35,963		Knoll, Inc	652
34,304	*	Korn/Ferry International	613
62,295		Manpower, Inc	3,533
17,708		McGrath RentCorp	551
39,317	*	Metalico, Inc	64
21,996		Mine Safety Appliances Co	1,091
13,300	*	Mistras Group, Inc	322
28,189	*	Mobile Mini, Inc	830
8,734		Multi-Color Corp	225
40,393	*	Navigant Consulting, Inc	531
92,217		Nielsen Holdings NV	3,303
4,943		NL Industries, Inc	61
50,328	*,e	Odyssey Marine Exploration, Inc	164
33,022	*	On Assignment, Inc	836
6,800	*	Performant Financial Corp	83
133,197	e	Pitney Bowes, Inc	1,979
19,286		Quad	462

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

137,806	e	R.R. Donnelley & Sons Co	$1,661
228,537		Republic Services, Inc	7,542
32,857		Resources Connection, Inc	417
108,320		Robert Half International, Inc	4,065
46,383		Rollins, Inc	1,139
16,511	*	RPX Corp	233
10,767		Schawk, Inc (Class A)	118
12,140	*	Standard Parking Corp	251
54,705		Steelcase, Inc (Class A)	806
64,951	*	Stericycle, Inc	6,896
15,368	*	Team, Inc	631
47,935	*	Tetra Tech, Inc	1,462
9,816	*	TMS International Corp	130
46,448		Towers Watson & Co	3,220
13,579	*	TRC Cos, Inc	88
36,370	*	TrueBlue, Inc	769
353,146		Tyco International Ltd	11,301
11,503		Unifirst Corp	1,041
31,063		United Stationers, Inc	1,201
112,125	*	Verisk Analytics, Inc	6,910
15,178		Viad Corp	420
2,793		VSE Corp	70
4,634	*	WageWorks, Inc	116
93,921		Waste Connections, Inc	3,379
352,615		Waste Management, Inc	13,826

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	149,661

CONSUMER DURABLES & APPAREL - 1.5%
29,617	e	American Greetings Corp (Class A)	477
9,523	*	Arctic Cat, Inc	416
8,829		Bassett Furniture Industries, Inc	141
18,720	*,e	Beazer Homes USA, Inc	297
7,843	e	Blyth, Inc	136
68,196		Brunswick Corp	2,334
51,179	e	Callaway Golf Co	339
36,026	*	Carter’s, Inc	2,063
4,557	*	Cavco Industries, Inc	217
5,581		Cherokee, Inc	76
31,639	*	Clarus Corp	288
217,888		Coach, Inc	10,892
9,339	e	Columbia Sportswear Co	541
68,785	*	CROCS, Inc	1,019
5,480		CSS Industries, Inc	142
6,895		Culp, Inc	110
27,484	*,e	Deckers Outdoor Corp	1,531
4,329	*	Delta Apparel, Inc	71
212,202		DR Horton, Inc	5,157
18,783	e	Ethan Allen Interiors, Inc	618
91,288	*	Fifth & Pacific Cos, Inc	1,724
3,461		Flexsteel Industries, Inc	86
41,666	*	Fossil, Inc	4,025
82,384	*,e	Garmin Ltd	2,722

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

13,268	*	G-III Apparel Group Ltd	$532
73,677	*	Hanesbrands, Inc	3,357
53,605		Harman International Industries, Inc	2,392
88,192	e	Hasbro, Inc	3,875
23,782	*	Helen of Troy Ltd	912
7,853	e	Hooker Furniture Corp	125
93,175	*,e	Hovnanian Enterprises, Inc (Class A)	538
54,965	*	Iconix Brand Group, Inc	1,422
21,039	*,e	iRobot Corp	540
20,248	e	Jakks Pacific, Inc	212
90,160	*	Jarden Corp	3,863
3,583	*	Johnson Outdoors, Inc	85
66,643		Jones Apparel Group, Inc	848
63,287	e	KB Home	1,378
19,366	*	K-Swiss, Inc (Class A)	92
39,237		La-Z-Boy, Inc	740
34,167	*,e	Leapfrog Enterprises, Inc	292
106,800		Leggett & Platt, Inc	3,608
122,890	e	Lennar Corp (Class A)	5,097
16,013	*	Libbey, Inc	310
7,210		Lifetime Brands, Inc	82
16,303	*,e	M/I Homes, Inc	399
17,427	*	Maidenform Brands, Inc	305
8,407		Marine Products Corp	62
259,803		Mattel, Inc	11,377
29,150		MDC Holdings, Inc	1,068
22,694	*	Meritage Homes Corp	1,063
63,961	*	Michael Kors Holdings Ltd	3,632
43,299	*	Mohawk Industries, Inc	4,898
12,667		Movado Group, Inc	425
4,424		Nacco Industries, Inc (Class A)	236
221,507		Newell Rubbermaid, Inc	5,781
551,834		Nike, Inc (Class B)	32,564
3,763	*	NVR, Inc	4,064
10,106		Oxford Industries, Inc	537
8,860		Perry Ellis International, Inc	161
58,989		Phillips-Van Heusen Corp	6,301
48,524		Polaris Industries, Inc	4,488
36,161		Pool Corp	1,736
256,906	*	Pulte Homes, Inc	5,200
107,027	*	Quiksilver, Inc	650
47,058		Ralph Lauren Corp	7,967
6,477		RG Barry Corp	87
35,106	e	Ryland Group, Inc	1,461
27,339	*	Skechers U.S.A., Inc (Class A)	578
12,508	*,e	Skullcandy, Inc	66
52,271	*,e	Smith & Wesson Holding Corp	470
83,238	*,e	Standard-Pacific Corp	719
4,356	*	Steinway Musical Instruments, Inc	105
30,111	*	Steven Madden Ltd	1,299
14,503	e	Sturm Ruger & Co, Inc	736
45,228	*	Tempur-Pedic International, Inc	2,245

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

109,135	*	Toll Brothers, Inc	$3,737
12,000	*	TRI Pointe Homes, Inc.	242
19,300		True Religion Apparel, Inc	504
16,316	*,e	Tumi Holdings, Inc	342
42,641		Tupperware Corp	3,485
57,954	*,e	Under Armour, Inc (Class A)	2,967
10,905	*	Unifi, Inc	208
11,370	*	Universal Electronics, Inc	264
15,069	*,e	Vera Bradley, Inc	356
66,632		VF Corp	11,178
5,214		Weyco Group, Inc	128
59,006		Whirlpool Corp	6,990
36,852	e	Wolverine World Wide, Inc	1,635
28,030	*,e	Zagg, Inc	204

		TOTAL CONSUMER DURABLES & APPAREL	198,642

CONSUMER SERVICES - 2.2%
18,260	*	AFC Enterprises	663
13,862	*,e	American Public Education, Inc	484
24,907		Ameristar Casinos, Inc	653
74,107	*,e	Apollo Group, Inc (Class A)	1,289
11,587	*	Ascent Media Corp (Series A)	863
31,030	*	Bally Technologies, Inc	1,613
18,782	*	BJ’s Restaurants, Inc	625
14,000	*	Bloomin’ Brands, Inc	250
9,987	*	Bluegreen Corp	98
22,385		Bob Evans Farms, Inc	954
37,877	*,e	Boyd Gaming Corp	313
14,947	*	Bravo Brio Restaurant Group, Inc	237
14,051	*,e	Bridgepoint Education, Inc	144
9,000	*	Bright Horizons Family Solutions	304
57,602		Brinker International, Inc	2,169
14,166	*	Buffalo Wild Wings, Inc	1,240
27,800	*,e	Caesars Entertainment Corp	441
12,593	*	Capella Education Co	392
46,334	*	Career Education Corp	110
315,306		Carnival Corp	10,815
12,748		Carriage Services, Inc	271
8,099	*	Carrols Restaurant Group, Inc	42
14,608		CBRL Group, Inc	1,181
15,042		CEC Entertainment, Inc	493
41,224		Cheesecake Factory	1,592
24,233	*	Chipotle Mexican Grill, Inc (Class A)	7,897
18,925	e	Choice Hotels International, Inc	801
9,609		Churchill Downs, Inc	673
5,100	*	Chuy’s Holdings, Inc	166
23,500	*,e	Coinstar, Inc	1,373
3,869	e	Collectors Universe	46
59,209	*,e	Corinthian Colleges, Inc	124
98,248		Darden Restaurants, Inc	5,077
4,400	*	Del Frisco’s Restaurant Group, Inc	73
75,312	*	Denny’s Corp	435

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

50,888		DeVry, Inc	$1,616
11,939		DineEquity, Inc	821
44,119		Domino’s Pizza, Inc	2,269
53,983		Dunkin Brands Group, Inc	1,991
21,777	*,e	Education Management Corp	80
4,221		Einstein Noah Restaurant Group, Inc	63
11,999	*	Fiesta Restaurant Group, Inc	319
2,428		Frisch’s Restaurants, Inc	44
30,359	*	Grand Canyon Education, Inc	771
209,732		H&R Block, Inc	6,170
41,775		Hillenbrand, Inc	1,056
33,800	*	Hyatt Hotels Corp	1,461
4,863	*	Ignite Restaurant Group, Inc	71
204,140		International Game Technology	3,368
22,405		International Speedway Corp (Class A)	732
33,777		Interval Leisure Group, Inc	734
15,534	*	Isle of Capri Casinos, Inc	98
18,743	*,e	ITT Educational Services, Inc	258
33,770	*	Jack in the Box, Inc	1,168
47,403	*,e	Jamba, Inc	135
18,366	*,e	K12, Inc	443
39,822	*	Krispy Kreme Doughnuts, Inc	575
303,242		Las Vegas Sands Corp	17,088
32,744	*	Life Time Fitness, Inc	1,401
13,800	*	LifeLock, Inc	133
17,103		Lincoln Educational Services Corp	100
13,766	*	Luby’s, Inc	103
8,861		Mac-Gray Corp	113
14,891		Marcus Corp	186
193,633		Marriott International, Inc (Class A)	8,177
19,786	*	Marriott Vacations Worldwide Corp	849
23,085		Matthews International Corp (Class A)	805
775,402		McDonald’s Corp	77,300
300,388	*	MGM Mirage	3,950
8,692	*	Monarch Casino & Resort, Inc	85
23,956	*	Morgans Hotel Group Co	142
17,243	*	MTR Gaming Group, Inc	57
20,438	*	Multimedia Games, Inc	427
2,018	*	Nathan’s Famous, Inc	85
5,638		National American University Holdings, Inc	22
20,600	*	Norwegian Cruise Line Holdings Ltd	611
71,477	*	Orient-Express Hotels Ltd (Class A)	705
21,333	*	Panera Bread Co (Class A)	3,525
13,283	*	Papa John’s International, Inc	821
50,416	*	Penn National Gaming, Inc	2,744
48,180	*	Pinnacle Entertainment, Inc	704
21,234	*	Premier Exhibitions, Inc	56
9,873	*	Red Lion Hotels Corp	70
11,853	*	Red Robin Gourmet Burgers, Inc	540
44,951	e	Regis Corp	818
111,785		Royal Caribbean Cruises Ltd	3,713
50,005	*	Ruby Tuesday, Inc	369

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

26,831	*	Ruth’s Chris Steak House, Inc	$256
49,874	*	Scientific Games Corp (Class A)	436
165,818		Service Corp International	2,774
44,601	*	SHFL Entertainment, Inc	739
30,384		Six Flags Entertainment Corp	2,202
45,772	*	Sonic Corp	590
51,448		Sotheby’s (Class A)	1,925
9,984		Speedway Motorsports, Inc	180
577,720		Starbucks Corp	32,907
150,829		Starwood Hotels & Resorts Worldwide, Inc	9,612
958	*	Steak N Shake Co	357
11,970	*	Steiner Leisure Ltd	579
68,986		Stewart Enterprises, Inc (Class A)	641
9,323	e	Strayer Education, Inc	451
42,904		Texas Roadhouse, Inc (Class A)	866
16,126		Town Sports International Holdings, Inc	153
15,190		Universal Technical Institute, Inc	192
27,599		Vail Resorts, Inc	1,720
20,124	e	Weight Watchers International, Inc	847
230,986	e	Wendy’s	1,310
43,711	*	WMS Industries, Inc	1,102
111,352		Wyndham Worldwide Corp	7,180
60,884		Wynn Resorts Ltd	7,620
351,411		Yum! Brands, Inc	25,280

		TOTAL CONSUMER SERVICES	293,762

DIVERSIFIED FINANCIALS - 6.3%
38,978	*	Affiliated Managers Group, Inc	5,986
254,072	*	American Capital Ltd	3,708
762,823		American Express Co	51,460
157,851		Ameriprise Financial, Inc	11,626
149,594		Apollo Investment Corp	1,251
189,701		Ares Capital Corp	3,434
21,300		Artio Global Investors, Inc	58
12,860	*	Asset Acceptance Capital Corp	87
8,882		Asta Funding, Inc	85
8,218,089		Bank of America Corp	100,096
910,007		Bank of New York Mellon Corp	25,471
75,948		BGC Partners, Inc (Class A)	316
54,667		BlackRock Kelso Capital Corp	547
97,140		BlackRock, Inc	24,953
16,951		Calamos Asset Management, Inc (Class A)	200
441,067		Capital One Financial Corp	24,237
2,167		Capital Southwest Corp	249
22,738	e	Cash America International, Inc	1,193
66,839		CBOE Holdings, Inc	2,469
820,091		Charles Schwab Corp	14,507
2,237,389		Citigroup, Inc	98,982
252,555		CME Group, Inc	15,504
14,207	e	Cohen & Steers, Inc	512
50,765	*	Cowen Group, Inc	143
5,866	*	Credit Acceptance Corp	716

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,816	*	Deerfield Capital Corp	$81
1,990		Diamond Hill Investment Group, Inc	155
377,932		Discover Financial Services	16,946
33,079	*	Dollar Financial Corp	550
21,313		Duff & Phelps Corp	331
216,676	*	E*Trade Financial Corp	2,321
91,544		Eaton Vance Corp	3,829
16,926	*,e	Encore Capital Group, Inc	509
21,903		Evercore Partners, Inc (Class A)	911
36,390	*	Ezcorp, Inc (Class A)	775
9,821	*	FBR & Co	186
69,691	e	Federated Investors, Inc (Class B)	1,650
7,094	e	Fidus Investment Corp	136
79,957	*	Fifth Street Finance Corp	881
35,325	e	Financial Engines, Inc	1,279
23,334	*	First Cash Financial Services, Inc	1,361
58,259	*	First Marblehead Corp	59
1,504	*	Firsthand Technology Value Fund, Inc	29
106,210		Franklin Resources, Inc	16,018
9,042		Friedman Billings Ramsey Group, Inc (Class A)	233
17,300	e	FXCM, Inc	237
7,000	e	Gain Capital Holdings, Inc	31
6,584		GAMCO Investors, Inc (Class A)	350
54,396		GFI Group, Inc	182
15,081		Gladstone Capital Corp	139
15,921		Gladstone Investment Corp	116
355,049		Goldman Sachs Group, Inc	52,246
10,597	e	Golub Capital BDC, Inc	175
16,998	*,e	Green Dot Corp	284
22,433	e	Greenhill & Co, Inc	1,197
14,431	*,e	GSV Capital Corp	119
16,757	*	Harris & Harris Group, Inc	60
38,185		Hercules Technology Growth Capital, Inc	468
22,560		HFF, Inc (Class A)	450
4,930		Horizon Technology Finance Corp	72
30,361		Interactive Brokers Group, Inc (Class A)	453
55,972	*,e	IntercontinentalExchange, Inc	9,127
12,794	*	International Assets Holding Corp	223
32,107	*	Internet Capital Group, Inc	401
342,435		Invesco Ltd	9,917
34,884	*	Investment Technology Group, Inc	385
37,500	e	iShares Russell 2000 Index Fund	3,535
140,813	e	Janus Capital Group, Inc	1,324
11,011		JMP Group, Inc	76
2,904,620		JPMorgan Chase & Co	137,853
15,310	e	KCAP Financial, Inc	165
138,000	*	Knight Capital Group, Inc (Class A)	513
73,441	*	Ladenburg Thalmann Financial Services, Inc	122
87,189		Lazard Ltd (Class A)	2,976
107,590	e	Legg Mason, Inc	3,459
237,961		Leucadia National Corp	6,527
38,545		LPL Financial Holdings, Inc	1,243

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,309	e	Main Street Capital Corp	$748
10,552		Manning & Napier, Inc	175
27,836		MarketAxess Holdings, Inc	1,038
6,533		Marlin Business Services Corp	151
64,585		MCG Capital Corp	309
9,981		Medallion Financial Corp	132
21,871		Medley Capital Corp	347
7,162		MicroFinancial, Inc	60
148,573		Moody’s Corp	7,922
1,170,627		Morgan Stanley	25,730
91,923	*	MSCI, Inc (Class A)	3,119
17,411		MVC Capital, Inc	223
88,875		Nasdaq Stock Market, Inc	2,871
20,204		Nelnet, Inc (Class A)	683
23,100	*	Netspend Holdings, Inc	367
14,567		New Mountain Finance Corp	213
21,889	*	NewStar Financial, Inc	290
12,077		NGP Capital Resources Co	86
7,402	e	Nicholas Financial, Inc	109
165,817		Northern Trust Corp	9,047
194,468		NYSE Euronext	7,514
7,363		Oppenheimer Holdings, Inc	143
43,579		PennantPark Investment Corp	492
41,814	*,e	PHH Corp	918
17,372	*	Pico Holdings, Inc	386
13,978	*	Piper Jaffray Cos	479
13,016	*	Portfolio Recovery Associates, Inc	1,652
144,746	e	Prospect Capital Corp	1,579
9,591		Pzena Investment Management, Inc (Class A)	62
86,796		Raymond James Financial, Inc	4,001
4,005	*	Regional Management Corp	81
9,098		Resource America, Inc (Class A)	91
21,125	*	Safeguard Scientifics, Inc	334
104,055		SEI Investments Co	3,002
350,331		SLM Corp	7,175
34,070		Solar Capital Ltd	800
6,100		Solar Senior Capital Ltd	117
222,000		SPDR Trust Series 1	34,754
348,491		State Street Corp	20,592
6,000	e	Stellus Capital Investment Corp	89
46,094	*	Stifel Financial Corp	1,598
37,258	*	SWS Group, Inc	225
194,560		T Rowe Price Group, Inc	14,567
3,999		TCP Capital Corp	64
177,302		TD Ameritrade Holding Corp	3,656
6,653		THL Credit, Inc	100
29,067		TICC Capital Corp	289
20,596	e	Triangle Capital Corp	576
4,394	*	Virtus Investment Partners, Inc	819
67,558		Waddell & Reed Financial, Inc (Class A)	2,958
27,153		Walter Investment Management Corp	1,011
3,869		Westwood Holdings Group, Inc	172

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

44,981	*	WisdomTree Investments, Inc	$468
9,005	*,e	World Acceptance Corp	772

		TOTAL DIVERSIFIED FINANCIALS	835,611

ENERGY - 9.9%
70,225	*,e	Abraxas Petroleum Corp	162
1,730		Adams Resources & Energy, Inc	88
9,171		Alon USA Energy, Inc	175
172,068	*	Alpha Natural Resources, Inc	1,413
13,406	*,e	Amyris Biotechnologies, Inc	41
381,150		Anadarko Petroleum Corp	33,332
297,384		Apache Corp	22,946
6,580	e	APCO Argentina, Inc	82
25,857	*,e	Approach Resources, Inc	636
176,691	e	Arch Coal, Inc	959
44,174	*	Atwood Oceanics, Inc	2,321
332,452		Baker Hughes, Inc	15,429
23,122	*,e	Basic Energy Services, Inc	316
39,652		Berry Petroleum Co (Class A)	1,835
35,237	*,e	Bill Barrett Corp	714
6,457		Bolt Technology Corp	113
7,300	*	Bonanza Creek Energy, Inc	282
90,573	*,e	BPZ Energy, Inc	206
27,721		Bristow Group, Inc	1,828
36,182	*,e	C&J Energy Services, Inc	829
160,014		Cabot Oil & Gas Corp	10,819
79,978	*,e	Cal Dive International, Inc	144
27,753	*	Callon Petroleum Co	103
186,999	*	Cameron International Corp	12,192
14,570	e	CARBO Ceramics, Inc	1,327
29,745	*	Carrizo Oil & Gas, Inc	767
163,741	*	Cheniere Energy, Inc	4,585
506,290	e	Chesapeake Energy Corp	10,333
1,505,079		Chevron Corp	178,833
64,690		Cimarex Energy Co	4,880
4,602	*	Clayton Williams Energy, Inc	201
50,466	*,e	Clean Energy Fuels Corp	656
46,507	*	Cloud Peak Energy, Inc	873
140,665	*	Cobalt International Energy, Inc	3,967
36,545	*	Comstock Resources, Inc	594
79,401	*	Concho Resources, Inc	7,736
964,863		ConocoPhillips	57,988
173,265		Consol Energy, Inc	5,830
9,289		Contango Oil & Gas Co	372
31,808	*	Continental Resources, Inc	2,765
15,591	*	Crimson Exploration, Inc	45
30,807		Crosstex Energy, Inc	593
12,600	*	CVR Energy, Inc	650
67,340	*,m	CVR Energy, Inc (Contingent value right)	0	^
4,479	*	Dawson Geophysical Co	134
13,030		Delek US Holdings, Inc	514
300,252	*	Denbury Resources, Inc	5,600

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

307,359	*	Devon Energy Corp	$17,341
52,396		Diamond Offshore Drilling, Inc	3,645
6,200	*	Diamondback Energy, Inc	166
57,836	*	Dresser-Rand Group, Inc	3,566
30,642	*	Dril-Quip, Inc	2,671
19,368	*	Emerald Oil, Inc	136
39,982	*,e	Endeavour International Corp	118
55,035		Energen Corp	2,862
60,385		Energy XXI Bermuda Ltd	1,644
205,983		EOG Resources, Inc	26,380
21,960	*	EPL Oil & Gas, Inc	589
100,514		Equitable Resources, Inc	6,810
16,143	*	Era Group, Inc	339
11,704	*	Evolution Petroleum Corp	119
90,647	e	EXCO Resources, Inc	646
49,393	*	Exterran Holdings, Inc	1,334
3,567,946	d	Exxon Mobil Corp	321,508
182,708	*	FMC Technologies, Inc	9,937
11,631	*	Forbes Energy Services Ltd	43
103,339	*	Forest Oil Corp	544
16,394	*,e	Forum Energy Technologies, Inc	471
39,564	*,e	Frontline Ltd	93
36,931	*	FX Energy, Inc	124
17,507		GasLog Ltd	225
54,404	*,e	Gastar Exploration Ltd	96
9,836	*	Geospace Technologies Corp	1,061
62,267	*,e	Gevo, Inc	139
14,135	*,e	Global Geophysical Services, Inc	35
31,274	e	Golar LNG Ltd	1,156
20,317	*,e	Goodrich Petroleum Corp	318
20,962	*	Green Plains Renewable Energy, Inc	240
11,124		Gulf Island Fabrication, Inc	234
20,444		Gulfmark Offshore, Inc	796
61,073	*	Gulfport Energy Corp	2,799
81,613	*	Halcon Resources Corp	636
703,804		Halliburton Co	28,441
14,621	*,e	Harvest Natural Resources, Inc	51
101,502	*,e	Heckmann Corp	435
76,906	*	Helix Energy Solutions Group, Inc	1,760
72,674		Helmerich & Payne, Inc	4,411
133,318	*	Hercules Offshore, Inc	989
231,836		Hess Corp	16,602
158,226		Holly Corp	8,141
27,922	*	Hornbeck Offshore Services, Inc	1,297
100,154	*	ION Geophysical Corp	682
823	*	Isramco, Inc	82
114,852	*	Key Energy Services, Inc	928
373,078		Kinder Morgan, Inc	14,431
20,784	*,e	KiOR, Inc (Class A)	97
18,775	e	Knightsbridge Tankers Ltd	154
200,347	*	Kodiak Oil & Gas Corp	1,821
53,500	*	Kosmos Energy LLC	605

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

15,300	*	Laredo Petroleum Holdings, Inc	$280
25,668	e	Lufkin Industries, Inc	1,704
118,728	*,e	Magnum Hunter Resources Corp	476
536,377		Marathon Oil Corp	18,087
259,857		Marathon Petroleum Corp	23,283
10,300	*	Matador Resources Co	91
23,922	*	Matrix Service Co	356
176,324	*	McDermott International, Inc	1,938
78,067	*,e	McMoRan Exploration Co	1,276
18,666	*	Midstates Petroleum Co, Inc	160
31,904	*,e	Miller Petroleum, Inc	118
7,684	*	Mitcham Industries, Inc	130
147,081		Murphy Oil Corp	9,373
217,056		Nabors Industries Ltd	3,521
324,105		National Oilwell Varco, Inc	22,930
9,713	*	Natural Gas Services Group, Inc	187
101,438	*	Newfield Exploration Co	2,274
69,901	*	Newpark Resources, Inc	649
136,027		Noble Energy, Inc	15,733
37,402	e	Nordic American Tanker Shipping	432
48,403	*,e	Northern Oil And Gas, Inc	696
60,964	*	Oasis Petroleum, Inc	2,321
619,228		Occidental Petroleum Corp	48,529
82,172		Oceaneering International, Inc	5,457
40,649	*	Oil States International, Inc	3,316
5,367		Panhandle Oil and Gas, Inc (Class A)	154
96,030	*	Parker Drilling Co	411
119,282		Patterson-UTI Energy, Inc	2,844
18,000		PBF Energy, Inc	669
22,888	*	PDC Energy, Inc	1,135
207,042		Peabody Energy Corp	4,379
51,215		Penn Virginia Corp	207
43,261	*,e	Petroquest Energy, Inc	192
9,723	*	PHI, Inc	333
476,223		Phillips 66	33,321
42,944	*	Pioneer Energy Services Corp	354
101,860		Pioneer Natural Resources Co	12,656
98,805	*	Plains Exploration & Production Co	4,690
136,144		Questar Market Resources, Inc	4,335
106,368	*,e	Quicksilver Resources, Inc	239
123,265		Range Resources Corp	9,989
211,004		Rentech, Inc	496
35,433	*	Resolute Energy Corp	408
36,039	*	Rex Energy Corp	594
6,400	*	Rex Stores Corp	142
9,601	*	RigNet, Inc	239
40,850	*	Rosetta Resources, Inc	1,944
93,928	*	Rowan Cos plc	3,321
49,925	e	RPC, Inc	757
7,400	*,e	Sanchez Energy Corp	147
373,618	*,e	SandRidge Energy, Inc	1,969
13,465	*	Saratoga Resources, Inc	36

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

1,017,515		Schlumberger Ltd	$76,202
63,547	*	Scorpio Tankers, Inc	567
16,143		SEACOR Holdings, Inc	1,189
31,863	*	SemGroup Corp	1,648
34,031	e	Ship Finance International Ltd	600
24,842	*,e	Solazyme, Inc	194
264,293	*	Southwestern Energy Co	9,848
495,029		Spectra Energy Corp	15,222
49,022		St. Mary Land & Exploration Co	2,903
36,323	*	Stone Energy Corp	790
120,353	*	Superior Energy Services	3,126
32,148	*	Swift Energy Co	476
42,911	*	Synergy Resources Corp	294
23,492		Targa Resources Investments, Inc	1,596
27,666		Teekay Corp	995
48,134	e	Teekay Tankers Ltd (Class A)	137
23,351	*	Tesco Corp	313
106,482		Tesoro Corp	6,235
61,337	*	Tetra Technologies, Inc	629
10,963		TGC Industries, Inc	109
38,204	e	Tidewater, Inc	1,929
46,549	*	Triangle Petroleum Corp	307
117,937	*,e	Ultra Petroleum Corp	2,371
36,980	*	Unit Corp	1,684
49,078	*,e	Uranerz Energy Corp	62
76,523	*,e	Uranium Energy Corp	168
48,465	*	Vaalco Energy, Inc	368
421,828		Valero Energy Corp	19,189
169,150	*,e	Vantage Drilling Co	296
26,733	e	W&T Offshore, Inc	380
67,894	*	Warren Resources, Inc	218
44,635	e	Western Refining, Inc	1,581
7,723	*,e	Westmoreland Coal Co	88
89,390	*	Whiting Petroleum Corp	4,545
29,621	*	Willbros Group, Inc	291
514,513		Williams Cos, Inc	19,274
54,207		World Fuel Services Corp	2,153
151,612	*	WPX Energy, Inc	2,429
19,733	*,e	ZaZa Energy Corp	37

		TOTAL ENERGY	1,315,677

FOOD & STAPLES RETAILING - 2.1%
14,244		Andersons, Inc	762
837		Arden Group, Inc (Class A)	85
29,135		Casey’s General Stores, Inc	1,699
7,700	*	Chefs’ Warehouse Holdings, Inc	142
330,598		Costco Wholesale Corp	35,080
977,774		CVS Corp	53,768
21,250	*	Fresh Market, Inc	909
33,356		Harris Teeter Supermarkets, Inc	1,425
8,163		Ingles Markets, Inc (Class A)	175
402,377		Kroger Co	13,335

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,977		Nash Finch Co	$215
5,400	*,e	Natural Grocers by Vitamin C	122
16,292	*	Pantry, Inc	203
13,557	e	Pricesmart, Inc	1,055
505,498	*	Rite Aid Corp	960
14,600	e	Roundy’s, Inc	96
183,872	e	Safeway, Inc	4,845
18,527		Spartan Stores, Inc	325
161,893	e	Supervalu, Inc	816
8,570	*	Susser Holdings Corp	438
446,925		Sysco Corp	15,718
36,743	*	United Natural Foods, Inc	1,808
6,413		Village Super Market (Class A)	216
657,869		Walgreen Co	31,367
1,289,521		Wal-Mart Stores, Inc	96,495
8,834		Weis Markets, Inc	359
140,495		Whole Foods Market, Inc	12,188

		TOTAL FOOD & STAPLES RETAILING	274,606

FOOD, BEVERAGE & TOBACCO - 5.3%
2,319		Alico, Inc	107
68,179	*	Alliance One International, Inc	265
1,553,311		Altria Group, Inc	53,418
3,728	*,e	Annie’s, Inc	143
499,683		Archer Daniels Midland Co	16,854
37,577		B&G Foods, Inc (Class A)	1,146
120,273		Beam, Inc	7,642
5,917	*,e	Boston Beer Co, Inc (Class A)	945
44,670	*	Boulder Brands, Inc	401
114,627		Brown-Forman Corp (Class B)	8,184
111,486		Bunge Ltd	8,231
9,305	e	Calavo Growers, Inc	268
10,929	e	Cal-Maine Foods, Inc	465
133,322	e	Campbell Soup Co	6,047
31,603	*	Chiquita Brands International, Inc	245
4,202		Coca-Cola Bottling Co Consolidated	253
2,964,130		Coca-Cola Co	119,870
226,205		Coca-Cola Enterprises, Inc	8,352
316,941		ConAgra Foods, Inc	11,350
112,764	*	Constellation Brands, Inc (Class A)	5,372
7,653	*	Craft Brewers Alliance, Inc	57
88,594	*	Darling International, Inc	1,591
140,023	*	Dean Foods Co	2,539
16,103	*,e	Diamond Foods, Inc	272
27,600	*	Dole Food Co, Inc	301
161,709		Dr Pepper Snapple Group, Inc	7,592
5,320	*	Farmer Bros Co	78
85,492		Flowers Foods, Inc	2,816
27,620		Fresh Del Monte Produce, Inc	745
492,947		General Mills, Inc	24,307
105,274	*,e	Green Mountain Coffee Roasters, Inc	5,975
2,482		Griffin Land & Nurseries, Inc (Class A)	75

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

242,648		H.J. Heinz Co	$17,536
27,245	*,e	Hain Celestial Group, Inc	1,664
114,634		Hershey Co	10,034
89,547		Hillshire Brands Co	3,148
102,534		Hormel Foods Corp	4,237
57,268		Ingredion, Inc	4,142
10,713	*	Inventure Foods, Inc	83
11,326		J&J Snack Foods Corp	871
85,533		J.M. Smucker Co	8,481
5,780		John B. Sanfilippo & Son, Inc	115
184,900		Kellogg Co	11,913
450,185		Kraft Foods Group, Inc	23,198
14,250		Lancaster Colony Corp	1,097
33,835		Lance, Inc	855
3,603	e	Lifeway Foods, Inc	50
6,464		Limoneira Co	125
296,868		Lorillard, Inc	11,979
101,273		McCormick & Co, Inc	7,449
154,598		Mead Johnson Nutrition Co	11,974
97,904		Molson Coors Brewing Co (Class B)	4,790
1,350,755		Mondelez International, Inc	41,347
108,688	*	Monster Beverage Corp	5,189
5,604		National Beverage Corp	79
15,084	*	Omega Protein Corp	162
1,193,327		PepsiCo, Inc	94,404
1,301,293		Philip Morris International, Inc	120,643
45,390	*	Pilgrim’s Pride Corp	417
21,173	*	Post Holdings, Inc	909
251,472		Reynolds American, Inc	11,188
17,484		Sanderson Farms, Inc	955
240		Seaboard Corp	672
7,792	*	Seneca Foods Corp	257
116,361	*	Smithfield Foods, Inc	3,081
14,223	*,e	Synutra International, Inc	67
19,213	e	Tootsie Roll Industries, Inc	575
26,938	*	TreeHouse Foods, Inc	1,755
222,098		Tyson Foods, Inc (Class A)	5,512
18,707	e	Universal Corp	1,048
42,163	e	Vector Group Ltd	680
17,500	*,e	WhiteWave Foods Co	299

		TOTAL FOOD, BEVERAGE & TOBACCO	708,886

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
15,924		Abaxis, Inc	754
1,202,437		Abbott Laboratories	42,470
27,756	*,e	Abiomed, Inc	518
24,043	*	Acadia Healthcare Co, Inc	707
43,084	*,e	Accretive Health, Inc	438
52,299	*,e	Accuray, Inc	243
249,283		Aetna, Inc	12,743
29,433		Air Methods Corp	1,420
54,705	*	Align Technology, Inc	1,833

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

130,978	*	Allscripts Healthcare Solutions, Inc	$1,780
7,268		Almost Family, Inc	149
39,818	*	Alphatec Holdings, Inc	84
21,596	*,e	Amedisys, Inc	240
178,361		AmerisourceBergen Corp	9,177
30,580	*	AMN Healthcare Services, Inc	484
25,648	*	Amsurg Corp	863
10,953		Analogic Corp	866
18,523	*	Angiodynamics, Inc	212
8,891	*	Anika Therapeutics, Inc	129
91,526	*,e	Antares Pharma, Inc	328
20,843	*	Arthrocare Corp	725
17,166		Assisted Living Concepts, Inc (A Shares)	204
27,327	*,e	athenahealth, Inc	2,652
10,854	*	AtriCure, Inc	86
1,039		Atrion Corp	200
64,366		Bard (C.R.), Inc	6,487
420,169		Baxter International, Inc	30,521
155,498		Becton Dickinson & Co	14,867
18,346	*,e	Bio-Reference Labs, Inc	477
31,488	*	BioScrip, Inc	400
1,091,151	*	Boston Scientific Corp	8,522
74,076	*	Brookdale Senior Living, Inc	2,065
18,628		Cantel Medical Corp	560
21,051	*	Capital Senior Living Corp	556
262,207		Cardinal Health, Inc	10,913
15,037	*,e	Cardiovascular Systems, Inc	308
169,678	*	CareFusion Corp	5,937
156,388	*	Catamaran Corp	8,293
39,667	*	Centene Corp	1,747
110,520	*	Cerner Corp	10,472
28,816	*,e	Cerus Corp	127
14,552		Chemed Corp	1,164
8,056	*	Chindex International, Inc	111
218,410		Cigna Corp	13,622
69,450		Community Health Systems, Inc	3,291
9,537		Computer Programs & Systems, Inc	516
25,681	*	Conceptus, Inc	620
22,053		Conmed Corp	751
36,172		Cooper Cos, Inc	3,902
6,016	*	Corvel Corp	298
102,330		Coventry Health Care, Inc	4,813
368,379		Covidien plc	24,991
22,090	*	Cross Country Healthcare, Inc	117
27,223		CryoLife, Inc	164
20,834	*	Cyberonics, Inc	975
9,393	*	Cynosure, Inc (Class A)	246
72,047	*	DaVita, Inc	8,544
107,747		Dentsply International, Inc	4,571
7,513	*,e	Derma Sciences, Inc	91
50,790	*	DexCom, Inc	849
87,257	*	Edwards Lifesciences Corp	7,169

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,206	*	Emeritus Corp	$645
42,117	*	Endologix, Inc	680
13,113		Ensign Group, Inc	438
20,936	*	EnteroMedics, Inc	21
4,898	*	Exactech, Inc	101
20,845	*,e	ExamWorks Group, Inc	361
614,561	*	Express Scripts Holding Co	35,429
24,001	*	Five Star Quality Care, Inc	161
22,160	*	Gentiva Health Services, Inc	240
7,300	*,e	Globus Medical, Inc	107
19,254	*	Greatbatch, Inc	575
6,213	*,e	Greenway Medical Technologies	99
38,562	*	Haemonetics Corp	1,607
25,502	*	Hanger Orthopedic Group, Inc	804
32,412	*,e	Hansen Medical, Inc	65
125,573		HCA Holdings, Inc	5,102
197,006	*	Health Management Associates, Inc (Class A)	2,535
63,559	*	Health Net, Inc	1,819
71,500	*	Healthsouth Corp	1,885
14,864	*	HealthStream, Inc	341
28,116	*	Healthways, Inc	344
10,804	*,e	HeartWare International, Inc	955
68,817	*	Henry Schein, Inc	6,369
49,054		Hill-Rom Holdings, Inc	1,728
65,676	*	HMS Holdings Corp	1,783
200,085	*	Hologic, Inc	4,522
123,289		Humana, Inc	8,521
9,095	*	ICU Medical, Inc	536
42,203	*	Idexx Laboratories, Inc	3,899
39,836	*	Insulet Corp	1,030
16,089	*	Integra LifeSciences Holdings Corp	628
30,288	*	Intuitive Surgical, Inc	14,877
23,110		Invacare Corp	302
64,014	*	Inverness Medical Innovations, Inc	1,634
11,925	*	IPC The Hospitalist Co, Inc	530
38,766	*	Kindred Healthcare, Inc	408
73,960	*	Laboratory Corp of America Holdings	6,671
8,629		Landauer, Inc	487
11,927	*	LHC Group, Inc	256
37,223	*	LifePoint Hospitals, Inc	1,804
20,796	*	Magellan Health Services, Inc	989
27,393	*,e	MAKO Surgical Corp	305
38,810		Masimo Corp	761
179,599		McKesson Corp	19,390
44,883	*	MedAssets, Inc	864
17,100	*	Medidata Solutions, Inc	991
791,918		Medtronic, Inc	37,188
38,200	*,e	Merge Healthcare, Inc	110
31,965	e	Meridian Bioscience, Inc	729
29,037	*	Merit Medical Systems, Inc	356
21,513	*,e	Molina Healthcare, Inc	664
9,533	*	MWI Veterinary Supply, Inc	1,261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,081		National Healthcare Corp	$369
1,866		National Research Corp	108
19,956	*	Natus Medical, Inc	268
18,486	*	Neogen Corp	916
97,156	*,e	Neoprobe Corp	263
33,067	*	NuVasive, Inc	705
37,870	*	NxStage Medical, Inc	427
84,450		Omnicare, Inc	3,439
24,067	*	Omnicell, Inc	454
36,642	*	OraSure Technologies, Inc	198
14,876	*	Orthofix International NV	534
48,567	e	Owens & Minor, Inc	1,581
12,302	*	Palomar Medical Technologies, Inc	166
71,157		Patterson Cos, Inc	2,707
7,109	*	PDI, Inc	42
37,651	*	Pediatrix Medical Group, Inc	3,375
23,814	*	PharMerica Corp	333
9,836	*,e	PhotoMedex, Inc	158
8,598	*	Providence Service Corp	159
29,676		Quality Systems, Inc	542
120,517		Quest Diagnostics, Inc	6,803
21,781	*,e	Quidel Corp	517
108,952	e	Resmed, Inc	5,051
7,696	*	Rochester Medical Corp	113
12,187	*,e	Rockwell Medical Technologies, Inc	48
38,631	*	RTI Biologics, Inc	152
24,177		Select Medical Holdings Corp	218
42,129	*	Sirona Dental Systems, Inc	3,106
15,881	*	Skilled Healthcare Group, Inc (Class A)	104
44,003	*	Solta Medical, Inc	97
26,592	*	Spectranetics Corp	493
215,715		St. Jude Medical, Inc	8,724
26,141	*	Staar Surgical Co	147
44,285		STERIS Corp	1,843
236,412		Stryker Corp	15,424
13,627	*	SurModics, Inc	371
32,497	*	Symmetry Medical, Inc	372
20,027	*	Team Health Holdings, Inc	729
30,710		Teleflex, Inc	2,595
79,191	*	Tenet Healthcare Corp	3,768
44,951	*	Thoratec Corp	1,686
11,480	*	Tornier BV	216
14,800	*	Triple-S Management Corp (Class B)	258
57,226	*,e	Unilife Corp	125
791,601		UnitedHealth Group, Inc	45,288
28,773		Universal American Corp	240
67,358		Universal Health Services, Inc (Class B)	4,302
8,422		US Physical Therapy, Inc	226
2,349		Utah Medical Products, Inc	115
23,000	*	Vanguard Health Systems, Inc	342
85,052	*	Varian Medical Systems, Inc	6,124
12,709	*	Vascular Solutions, Inc	206

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

66,310	*	VCA Antech, Inc	$1,558
5,028	*	Vocera Communications, Inc	116
39,957	*,e	Volcano Corp	889
32,075	*	WellCare Health Plans, Inc	1,859
231,693		WellPoint, Inc	15,345
26,348		West Pharmaceutical Services, Inc	1,711
28,863	*	Wright Medical Group, Inc	687
12,908	*,e	Zeltiq Aesthetics, Inc	49
133,222		Zimmer Holdings, Inc	10,021

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	591,051

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
327,248		Avon Products, Inc	6,784
46,305	*	Central Garden and Pet Co (Class A)	381
104,151		Church & Dwight Co, Inc	6,731
99,151		Clorox Co	8,778
364,572		Colgate-Palmolive Co	43,031
17,747	*	Elizabeth Arden, Inc	714
49,897		Energizer Holdings, Inc	4,976
174,666		Estee Lauder Cos (Class A)	11,184
11,623	e	Female Health Co	84
31,617	*	Harbinger Group, Inc	261
84,168	e	Herbalife Ltd	3,152
12,258		Inter Parfums, Inc	300
299,538		Kimberly-Clark Corp	29,349
9,661	*	Medifast, Inc	222
5,868		Nature’s Sunshine Products, Inc	89
41,386	e	Nu Skin Enterprises, Inc (Class A)	1,829
8,067		Nutraceutical International Corp	140
3,981		Oil-Dri Corp of America	108
4,547		Orchids Paper Products Co	106
38,233	*	Prestige Brands Holdings, Inc	982
2,090,705		Procter & Gamble Co	161,110
9,587	*	Revlon, Inc (Class A)	214
17,518		Spectrum Brands, Inc	991
110,286	*,e	Star Scientific, Inc	183
6,878	*,e	USANA Health Sciences, Inc	332
13,264		WD-40 Co	727

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	282,758

INSURANCE - 4.0%
258,407		ACE Ltd	22,990
356,767		Aflac, Inc	18,559
12,914	*	Alleghany Corp	5,113
27,778		Allied World Assurance Co Holdings Ltd	2,576
372,320		Allstate Corp	18,270
46,461	e	American Equity Investment Life Holding Co	692
65,324		American Financial Group, Inc	3,095
489,091	*	American International Group, Inc	18,986
4,964		American National Insurance Co	431
7,468	*	American Safety Insurance Holdings Ltd	186
13,065		Amerisafe, Inc	464

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,586	e	Amtrust Financial Services, Inc	$679
247,540		Aon plc	15,224
101,165	*	Arch Capital Group Ltd	5,318
21,131		Argo Group International Holdings Ltd	874
89,396		Arthur J. Gallagher & Co	3,693
54,260		Aspen Insurance Holdings Ltd	2,093
61,882		Assurant, Inc	2,785
122,889		Assured Guaranty Ltd	2,533
83,728		Axis Capital Holdings Ltd	3,485
6,904		Baldwin & Lyons, Inc (Class B)	164
1,358,733	*	Berkshire Hathaway, Inc (Class B)	141,580
89,066		Brown & Brown, Inc	2,854
204,803		Chubb Corp	17,926
111,579		Cincinnati Financial Corp	5,265
32,879	*	Citizens, Inc (Class A)	276
19,762		CNA Financial Corp	646
162,070		Conseco, Inc	1,856
14,025		Crawford & Co (Class B)	106
9,364		Donegal Group, Inc (Class A)	143
4,850		Eastern Insurance Holdings, Inc	91
17,698	*	eHealth, Inc	316
4,503		EMC Insurance Group, Inc	119
24,104		Employers Holdings, Inc	565
31,116		Endurance Specialty Holdings Ltd	1,488
6,491	*	Enstar Group Ltd	807
21,144		Erie Indemnity Co (Class A)	1,597
39,815		Everest Re Group Ltd	5,170
9,829		FBL Financial Group, Inc (Class A)	382
168,142		Fidelity National Title Group, Inc (Class A)	4,242
80,939		First American Financial Corp	2,070
375,048	*	Genworth Financial, Inc (Class A)	3,750
20,683	*	Greenlight Capital Re Ltd (Class A)	506
7,438	*	Hallmark Financial Services	67
34,492		Hanover Insurance Group, Inc	1,714
334,401		Hartford Financial Services Group, Inc	8,627
77,301		HCC Insurance Holdings, Inc	3,249
30,002	*	Hilltop Holdings, Inc	405
5,748	e	Homeowners Choice, Inc	157
29,235		Horace Mann Educators Corp	609
5,951		Independence Holding Co	61
10,619		Infinity Property & Casualty Corp	597
862		Investors Title Co	59
2,078		Kansas City Life Insurance Co	81
39,343		Kemper Corp	1,283
218,155		Lincoln National Corp	7,114
237,662		Loews Corp	10,474
34,934		Maiden Holdings Ltd	370
7,278	*,e	Markel Corp	3,664
415,452		Marsh & McLennan Cos, Inc	15,775
65,416		Max Capital Group Ltd	2,061
112,430	*,e	MBIA, Inc	1,155
42,189		Meadowbrook Insurance Group, Inc	297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,342		Mercury General Corp	$772
646,072		Metlife, Inc	24,564
38,114		Montpelier Re Holdings Ltd	993
35,464	*	National Financial Partners Corp	795
9,917		National Interstate Corp	297
1,551		National Western Life Insurance Co (Class A)	273
8,338	*	Navigators Group, Inc	490
195,723		Old Republic International Corp	2,488
20,220		OneBeacon Insurance Group Ltd (Class A)	273
49,344		PartnerRe Ltd	4,594
4,932	*	Phoenix Cos, Inc	152
26,237		Platinum Underwriters Holdings Ltd	1,464
35,780		Primerica, Inc	1,173
229,355		Principal Financial Group	7,805
44,742		ProAssurance Corp	2,118
462,929		Progressive Corp	11,698
61,341		Protective Life Corp	2,196
355,042		Prudential Financial, Inc	20,944
56,415		Reinsurance Group of America, Inc (Class A)	3,366
38,604		RenaissanceRe Holdings Ltd	3,551
16,141		RLI Corp	1,160
11,015		Safety Insurance Group, Inc	541
40,400		Selective Insurance Group, Inc	970
35,995		Stancorp Financial Group, Inc	1,539
9,480		State Auto Financial Corp	165
12,744	e	Stewart Information Services Corp	325
59,563		Symetra Financial Corp	799
75,122		Torchmark Corp	4,492
32,528		Tower Group International Ltd	600
294,389		Travelers Cos, Inc	24,785
12,914	*	United America Indemnity Ltd	300
17,338		United Fire & Casualty Co	442
10,064		Universal Insurance Holdings, Inc	49
214,285		UnumProvident Corp	6,054
80,485		Validus Holdings Ltd	3,008
82,124		W.R. Berkley Corp	3,644
4,478		White Mountains Insurance Group Ltd	2,540
236,648		XL Capital Ltd	7,170

		TOTAL INSURANCE	526,373

MATERIALS - 3.8%
24,943		A. Schulman, Inc	787
6,725	*,e	ADA-ES, Inc	179
5,113	*	AEP Industries, Inc	367
160,600		Air Products & Chemicals, Inc	13,991
52,484		Airgas, Inc	5,204
110,458	e	AK Steel Holding Corp	366
68,023		Albemarle Corp	4,253
811,261		Alcoa, Inc	6,912
81,466		Allegheny Technologies, Inc	2,583
68,161	*	Allied Nevada Gold Corp	1,122
18,051		AMCOL International Corp	545

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,501		American Vanguard Corp	$626
50,149		Aptargroup, Inc	2,876
15,246	*	Arabian American Development Co	129
60,168		Ashland, Inc	4,470
52,910		Axiall Corp	3,289
21,090		Balchem Corp	927
119,517		Ball Corp	5,687
78,588		Bemis Co, Inc	3,172
22,000	*	Berry Plastics Group, Inc	419
10,300	*	Boise Cascade Co	350
76,383		Boise, Inc	661
14,781		Brush Engineered Materials, Inc	421
31,123		Buckeye Technologies, Inc	932
48,545		Cabot Corp	1,660
45,612	*	Calgon Carbon Corp	826
33,678		Carpenter Technology Corp	1,660
11,808	*,e	Castle (A.M.) & Co	207
118,461		Celanese Corp (Series A)	5,218
39,702	*	Century Aluminum Co	307
49,850		CF Industries Holdings, Inc	9,490
5,158		Chase Corp	100
73,547	*	Chemtura	1,589
19,978	*	Clearwater Paper Corp	1,053
124,406	e	Cleveland-Cliffs, Inc	2,365
68,043	*	Coeur d’Alene Mines Corp	1,283
86,134		Commercial Metals Co	1,365
25,270		Compass Minerals International, Inc	1,994
113,742	*	Crown Holdings, Inc	4,733
35,121		Cytec Industries, Inc	2,602
9,014		Deltic Timber Corp	619
27,533		Domtar Corp	2,137
912,058		Dow Chemical Co	29,040
714,695		Du Pont (E.I.) de Nemours & Co	35,134
37,135		Eagle Materials, Inc	2,474
116,569		Eastman Chemical Co	8,145
198,386		Ecolab, Inc	15,907
65,770	*	Ferro Corp	444
38,825	*	Flotek Industries, Inc	635
104,720		FMC Corp	5,972
723,111		Freeport-McMoRan Copper & Gold, Inc (Class B)	23,935
14,460		FutureFuel Corp	176
51,402	*,e	General Moly, Inc	114
35,119		Glatfelter	821
47,286		Globe Specialty Metals, Inc	658
21,606	e	Gold Resource Corp	282
53,248	*,e	Golden Minerals Co	127
219,041	*,e	Golden Star Resources Ltd	350
122,089	*	Graphic Packaging Holding Co	914
24,459		Greif, Inc (Class A)	1,311
6,559	*	GSE Holding, Inc	54
36,749		H.B. Fuller Co	1,436
6,809		Hawkins, Inc	272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,402		Haynes International, Inc	$520
54,162	*	Headwaters, Inc	590
214,218	e	Hecla Mining Co	846
33,599	*	Horsehead Holding Corp	366
145,355		Huntsman Corp	2,702
16,427		Innophos Holdings, Inc	896
18,027		Innospec, Inc	798
61,486		International Flavors & Fragrances, Inc	4,714
331,593		International Paper Co	15,446
40,015		Intrepid Potash, Inc	751
14,023		Kaiser Aluminum Corp	907
32,261		Kapstone Paper and Packaging Corp	897
4,800		KMG Chemicals, Inc	93
16,539		Koppers Holdings, Inc	727
24,388	*	Kraton Polymers LLC	571
14,288	e	Kronos Worldwide, Inc	224
14,893	*	Landec Corp	215
101,464	*	Louisiana-Pacific Corp	2,192
13,887	*	LSB Industries, Inc	483
245,081		LyondellBasell Industries AF S.C.A	15,511
34,945	e	Martin Marietta Materials, Inc	3,565
165,552	*,e	McEwen Mining, Inc	473
128,841		MeadWestvaco Corp	4,677
8,652		Metals USA Holdings Corp	179
60,363	*,e	Midway Gold Corp	74
27,178		Minerals Technologies, Inc	1,128
78,712	*,e	Molycorp, Inc	409
407,761		Monsanto Co	43,072
225,119		Mosaic Co	13,419
23,791		Myers Industries, Inc	332
11,726		Neenah Paper, Inc	361
6,813		NewMarket Corp	1,774
373,398		Newmont Mining Corp	15,642
25,216		Noranda Aluminium Holding Corp	113
240,423		Nucor Corp	11,096
63,038		Olin Corp	1,590
8,985		Olympic Steel, Inc	215
23,303	*	OM Group, Inc	547
32,453	*	Omnova Solutions, Inc	249
126,112	*	Owens-Illinois, Inc	3,361
74,848		Packaging Corp of America	3,358
90,889	*,e	Paramount Gold and Silver Corp	203
79,954		PolyOne Corp	1,952
107,784		PPG Industries, Inc	14,437
228,603		Praxair, Inc	25,498
9,804		Quaker Chemical Corp	579
56,307		Reliance Steel & Aluminum Co	4,007
55,110	*,e	Resolute Forest Products	892
18,123	*	Revett Minerals, Inc	41
54,046		Rock-Tenn Co (Class A)	5,015
52,353		Rockwood Holdings, Inc	3,426
48,654		Royal Gold, Inc	3,456

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

98,223		RPM International, Inc	$3,102
23,200	*	RTI International Metals, Inc	735
19,399		Schnitzer Steel Industries, Inc (Class A)	517
23,952		Schweitzer-Mauduit International, Inc	928
32,453		Scotts Miracle-Gro Co (Class A)	1,403
143,206		Sealed Air Corp	3,453
38,347		Sensient Technologies Corp	1,499
65,724		Sherwin-Williams Co	11,100
92,073		Sigma-Aldrich Corp	7,152
37,804		Silgan Holdings, Inc	1,786
76,188		Sonoco Products Co	2,666
123,323		Southern Copper Corp (NY)	4,633
165,292		Steel Dynamics, Inc	2,623
12,906		Stepan Co	814
86,171	*,e	Stillwater Mining Co	1,114
56,972	*	SunCoke Energy, Inc	930
61,033	*	Tahoe Resources, Inc	1,074
17,319	*,e	Texas Industries, Inc	1,093
19,671		Tredegar Corp	579
4,092	*	UFP Technologies, Inc	81
1,357	*	United States Lime & Minerals, Inc	72
110,404	e	United States Steel Corp	2,153
4,623	*	Universal Stainless & Alloy	168
41,575	*,e	US Antimony Corp	72
9,000		US Silica Holdings Inc	212
69,821		Valspar Corp	4,346
82,408	*,e	Vista Gold Corp	178
98,368		Vulcan Materials Co	5,086
46,839		Walter Energy, Inc	1,335
37,679		Wausau Paper Corp	406
15,532	e	Westlake Chemical Corp	1,452
4,506	*	WHX Corp	69
41,959		Worthington Industries, Inc	1,300
56,274	*	WR Grace & Co	4,362
15,316		Zep, Inc	230
27,713	*,e	Zoltek Cos, Inc	331

		TOTAL MATERIALS	511,320

MEDIA - 3.7%
44,331	*	AMC Networks, Inc	2,801
20,466		Arbitron, Inc	959
71,065		Belo (A.H.) Corp (Class A)	698
153,456		Cablevision Systems Corp (Class A)	2,296
13,386	*	Carmike Cinemas, Inc	242
492,564		CBS Corp (Class B)	22,998
27,491	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	116
37,166	*	Charter Communications, Inc	3,872
87,874		Cinemark Holdings, Inc	2,587
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	210
2,048,914		Comcast Corp (Class A)	86,075
13,062	*	Crown Media Holdings, Inc (Class A)	27
36,647	*,e	Cumulus Media, Inc (Class A)	123

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

772	*,e	Daily Journal Corp	$86
20,194	*,e	Digital Generation, Inc	130
437,688	*	DIRECTV	24,777
181,728	*	Discovery Communications, Inc (Class A)	14,309
155,517		DISH Network Corp (Class A)	5,894
50,453	*,e	DreamWorks Animation SKG, Inc (Class A)	957
18,269	*,e	Entercom Communications Corp (Class A)	136
38,482		Entravision Communications Corp (Class A)	123
21,197	*	EW Scripps Co (Class A)	255
5,404		Fisher Communications, Inc	212
179,105		Gannett Co, Inc	3,917
8,856	*	Global Sources Ltd	67
33,505		Harte-Hanks, Inc	261
339,042		Interpublic Group of Cos, Inc	4,418
35,775		John Wiley & Sons, Inc (Class A)	1,394
42,642	*	Journal Communications, Inc (Class A)	286
58,933	*	Lamar Advertising Co (Class A)	2,865
200,350	*,e	Liberty Global, Inc (Class A)	14,706
82,073	*	Liberty Media Corp	9,162
29,608	*	Lin TV Corp (Class A)	325
66,285	*,e	Lions Gate Entertainment Corp	1,576
108,249	*	Live Nation, Inc	1,339
45,616	*	Madison Square Garden, Inc	2,627
29,313	e	Martha Stewart Living Omnimedia, Inc (Class A)	77
45,516	*,e	McClatchy Co (Class A)	132
212,634		McGraw-Hill Cos, Inc	11,074
19,518	e	MDC Partners, Inc	316
26,535	e	Meredith Corp	1,015
18,294		Morningstar, Inc	1,279
40,500		National CineMedia, Inc	639
104,815	*	New York Times Co (Class A)	1,027
1,595,831		News Corp (Class A)	48,705
7,914		Nexstar Broadcasting Group, Inc (Class A)	142
207,960		Omnicom Group, Inc	12,249
11,051		Outdoor Channel Holdings, Inc	99
77,967	*,e	Pandora Media, Inc	1,104
7,422	*	ReachLocal, Inc	111
12,373	*	Reading International, Inc	69
60,087	e	Regal Entertainment Group (Class A)	1,002
7,217	*	Rentrak Corp	159
3,654		Saga Communications, Inc	169
19,984		Scholastic Corp	533
64,773		Scripps Networks Interactive (Class A)	4,167
4,000	*	Shutterstock, Inc	180
43,173		Sinclair Broadcast Group, Inc (Class A)	874
2,904,827	e	Sirius XM Radio, Inc	8,947
82,073	*	Starz-Liberty Capital	1,818
282,106	e	Thomson Corp	9,163
225,776		Time Warner Cable, Inc	21,688
731,271		Time Warner, Inc	42,136
32,675	e	Valassis Communications, Inc	976
378,121		Viacom, Inc (Class B)	23,281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

212,126	e	Virgin Media, Inc	$10,388
1,363,791		Walt Disney Co	77,463
3,249	e	Washington Post Co (Class B)	1,452
18,692	e	World Wrestling Entertainment, Inc (Class A)	165

		TOTAL MEDIA	495,425

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
1,198,737		AbbVie, Inc	48,884
55,851	*	Achillion Pharmaceuticals, Inc	488
29,951	*	Acorda Therapeutics, Inc	959
97,368	*	Actavis, Inc	8,969
6,188	*,e	Acura Pharmaceuticals, Inc	13
22,653	*,e	Aegerion Pharmaceuticals, Inc	914
56,476	*,e	Affymetrix, Inc	267
17,407	*,e	Agenus, Inc	68
264,050		Agilent Technologies, Inc	11,082
44,535	*	Akorn, Inc	616
146,789	*	Alexion Pharmaceuticals, Inc	13,525
93,543	*	Alkermes plc	2,218
231,545		Allergan, Inc	25,847
41,880	*	Alnylam Pharmaceuticals, Inc	1,021
16,995	*	AMAG Pharmaceuticals, Inc	405
593,392		Amgen, Inc	60,829
22,849	*,e	Amicus Therapeutics, Inc	72
15,482	*,e	Ampio Pharmaceuticals, Inc	71
11,354	*,e	Anacor Pharmaceuticals, Inc	73
165,796	*,e	Arena Pharmaceuticals, Inc	1,361
148,117	*	Ariad Pharmaceuticals, Inc	2,679
40,003	*	Arqule, Inc	104
109,123	*	Array Biopharma, Inc	537
72,935	*	Astex Pharmaceuticals	325
36,727	*	Auxilium Pharmaceuticals, Inc	635
119,462	*,e	AVANIR Pharmaceuticals, Inc	327
41,227	*,e	AVEO Pharmaceuticals, Inc	303
8,246	*,e	BG Medicine, Inc	15
38,747	*,e	BioCryst Pharmaceuticals, Inc	46
15,220	*,e	BioDelivery Sciences International, Inc	64
182,503	*	Biogen Idec, Inc	35,207
93,223	*	BioMarin Pharmaceuticals, Inc	5,804
15,217	*	Bio-Rad Laboratories, Inc (Class A)	1,917
2,885	*	Biospecifics Technologies Corp	49
16,168	*,e	Biotime, Inc	62
1,289,365		Bristol-Myers Squibb Co	53,109
70,932	*	Bruker BioSciences Corp	1,355
47,523	*,e	Cadence Pharmaceuticals, Inc	318
20,927	*	Cambrex Corp	268
336,446	*	Celgene Corp	38,997
66,491	*	Celldex Therapeutics, Inc	770
49,716	*	Cepheid, Inc	1,908
37,085	*	Charles River Laboratories International, Inc	1,642
4,506	*	ChemoCentryx, Inc	62
10,510	*,e	Clovis Oncology, Inc	301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,275	*,e	Codexis, Inc	$46
32,316	*,e	Corcept Therapeutics, Inc	65
5,072	*	Cornerstone Therapeutics, Inc	36
10,237	*,e	Coronado Biosciences, Inc	99
42,288	*	Covance, Inc	3,143
48,456	*	Cubist Pharmaceuticals, Inc	2,269
8,942	*,e	Cumberland Pharmaceuticals, Inc	45
59,363	*,e	Curis, Inc	195
47,980	*,e	Cytori Therapeutics, Inc	120
119,216	*,e	Dendreon Corp	564
40,825	*	Depomed, Inc	240
34,683	*,e	Discovery Laboratories, Inc	79
69,074	*	Dyax Corp	301
95,378	*,e	Dynavax Technologies Corp	212
782,989		Eli Lilly & Co	44,466
19,838	*	Emergent Biosolutions, Inc	277
89,664	*	Endo Pharmaceuticals Holdings, Inc	2,758
22,769	*,e	Endocyte, Inc	283
31,349		Enzon Pharmaceuticals, Inc	119
44,787	*	Exact Sciences Corp	439
140,174	*,e	Exelixis, Inc	648
20,851	*	Fluidigm Corp	386
203,023	*	Forest Laboratories, Inc	7,723
7,338	*	Furiex Pharmaceuticals Inc	275
14,823	*	Genomic Health, Inc	419
88,925	*,e	Geron Corp	95
1,155,634	*	Gilead Sciences, Inc	56,545
6,376	*	Golf Trust Of America, Inc	32
14,714	*	GTx, Inc	61
68,771	*	Halozyme Therapeutics, Inc	397
16,723	*	Harvard Bioscience, Inc	94
8,540		Hi-Tech Pharmacal Co, Inc	283
16,867	*,e	Horizon Pharma, Inc	46
126,136	*	Hospira, Inc	4,141
2,500	*	Hyperion Therapeutics, Inc	65
57,409	*,e	Idenix Pharmaceuticals, Inc	204
93,481	*,e	Illumina, Inc	5,048
30,850	*,e	ImmunoCellular Therapeutics Ltd	85
65,469	*,e	Immunogen, Inc	1,051
54,649	*,e	Immunomedics, Inc	132
49,816	*	Impax Laboratories, Inc	769
73,354	*,e	Incyte Corp	1,717
22,637	*,e	Infinity Pharmaceuticals, Inc	1,097
61,940	*,e	InterMune, Inc	561
57,510	*,e	Ironwood Pharmaceuticals, Inc	1,052
74,058	*,e	Isis Pharmaceuticals, Inc	1,255
31,607	*	Jazz Pharmaceuticals plc	1,767
2,095,523		Johnson & Johnson	170,848
83,997	*,e	Keryx Biopharmaceuticals, Inc	591
7,363	*	Lannett Co, Inc	74
154,334	*	Lexicon Pharmaceuticals, Inc	336
134,970	*	Life Technologies Corp	8,723

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,627	*	Ligand Pharmaceuticals, Inc (Class B)	$390
31,134	*	Luminex Corp	514
86,613	*,e	MannKind Corp	294
16,427		Maxygen, Inc	40
41,466	*	Medicines Co	1,386
55,068	*	Medivation, Inc	2,576
2,320,796		Merck & Co, Inc	102,649
11,316	*,e	Merrimack Pharmaceuticals, Inc	69
23,661	*	Mettler-Toledo International, Inc	5,045
34,069	*	Momenta Pharmaceuticals, Inc	454
307,260	*	Mylan Laboratories, Inc	8,892
65,398	*	Myriad Genetics, Inc	1,661
87,448	*	Nektar Therapeutics	962
51,178	*	Neurocrine Biosciences, Inc	621
9,891	*,e	NewLink Genetics Corp	121
9,215	*,e	Novacea, Inc	44
69,550	*,e	Novavax, Inc	159
62,195	*	NPS Pharmaceuticals, Inc	634
12,855	*	Obagi Medical Products, Inc	254
17,474	*,e	Omeros Corp	72
7,745	*,e	OncoGenex Pharmaceutical, Inc	88
43,574	*,e	Oncothyreon, Inc	91
54,632	*	Onyx Pharmaceuticals, Inc	4,855
90,703	*,e	Opko Health, Inc	692
38,666	*,e	Optimer Pharmaceuticals, Inc	460
77,270	*,e	Orexigen Therapeutics, Inc	483
12,630	*,e	Osiris Therapeutics, Inc	131
26,111	*	Pacific Biosciences of California, Inc	65
14,382	*,e	Pacira Pharmaceuticals, Inc	415
24,948		Pain Therapeutics, Inc	86
46,620	*	Parexel International Corp	1,842
106,509	e	PDL BioPharma, Inc	779
86,372		PerkinElmer, Inc	2,906
71,263		Perrigo Co	8,461
5,713,579		Pfizer, Inc	164,894
40,941	*	Pharmacyclics, Inc	3,292
15,548	*	Pozen, Inc	82
22,810	*	Progenics Pharmaceuticals, Inc	123
178,940	*	Qiagen N.V. (NASDAQ)	3,772
40,523	e	Questcor Pharmaceuticals, Inc	1,319
37,364	*,e	Raptor Pharmaceutical Corp	219
59,107	*	Regeneron Pharmaceuticals, Inc	10,426
23,464	*	Repligen Corp	162
11,221	*,e	Repros Therapeutics, Inc	181
66,996	*	Rigel Pharmaceuticals, Inc	455
5,222	*	Sagent Pharmaceuticals	92
44,827	*	Salix Pharmaceuticals Ltd	2,294
45,925	*,e	Sangamo Biosciences, Inc	439
63,120	*	Santarus, Inc	1,094
43,039	*	Sciclone Pharmaceuticals, Inc	198
72,220	*,e	Seattle Genetics, Inc	2,565
87,069	*,e	Sequenom, Inc	361

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

26,901	*,e	SIGA Technologies, Inc	$96
47,540	e	Spectrum Pharmaceuticals, Inc	355
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	41
21,433	*,e	Sunesis Pharmaceuticals, Inc	117
8,501	*	Synageva BioPharma Corp	467
31,480	*,e	Synergy Pharmaceuticals, Inc	191
28,613	*,e	Synta Pharmaceuticals Corp	246
21,017	*	Targacept, Inc	90
28,521		Techne Corp	1,935
49,146	*,e	Theravance, Inc	1,161
278,999		Thermo Electron Corp	21,341
34,985	*,e	Threshold Pharmaceuticals, Inc	161
18,970	*	Trius Therapeutics, Inc	130
39,384	*	United Therapeutics Corp	2,397
26,661	*	Vanda Pharmaceuticals, Inc	104
9,108	*,e	Ventrus Biosciences, Inc	27
4,381	*,e	Verastem, Inc	42
161,189	*	Vertex Pharmaceuticals, Inc	8,862
72,979	*,e	Vical, Inc	290
54,700	*	Viropharma, Inc	1,376
74,791	*,e	Vivus, Inc	823
128,177		Warner Chilcott plc	1,737
67,745	*	Waters Corp	6,362
33,276	*	Xenoport, Inc	238
51,247	*	XOMA Corp	179
54,772	*,e	ZIOPHARM Oncology, Inc	100
75,700	*	Zoetis Inc	2,528
29,473	*,e	Zogenix, Inc	53

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,038,370

REAL ESTATE - 3.7%
38,440		Acadia Realty Trust	1,067
11,872		AG Mortgage Investment Trust	302
10,360		Agree Realty Corp	312
30,756	*	Alexander & Baldwin, Inc	1,100
1,574		Alexander’s, Inc	519
47,428		Alexandria Real Estate Equities, Inc	3,366
24,259		American Assets Trust,Inc	777
78,430		American Campus Communities, Inc	3,556
300,512		American Capital Agency Corp	9,851
44,879		American Capital Mortgage, Inc	1,160
300,604		American Tower Corp	23,122
745,034		Annaly Capital Management, Inc	11,839
104,198		Anworth Mortgage Asset Corp	660
109,048		Apartment Investment & Management Co (Class A)	3,343
44,300		Apollo Commercial Real Estate Finance, Inc	779
5,944		Ares Commercial Real Estate Corp	101
284,835	*	ARMOUR Residential REIT, Inc	1,860
45,071		Ashford Hospitality Trust, Inc	557
38,683		Associated Estates Realty Corp	721
7,072	*	AV Homes, Inc	94
86,799		AvalonBay Communities, Inc	10,995

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

116,685		BioMed Realty Trust, Inc	$2,520
114,441		Boston Properties, Inc	11,565
109,374		Brandywine Realty Trust	1,624
58,646		BRE Properties, Inc (Class A)	2,855
64,335		Camden Property Trust	4,419
30,900		Campus Crest Communities, Inc	430
54,804		Capital Lease Funding, Inc	349
75,421		Capstead Mortgage Corp	967
113,740		CBL & Associates Properties, Inc	2,684
250,372	*	CBRE Group, Inc	6,322
62,638		Cedar Shopping Centers, Inc	383
16,803		Chatham Lodging Trust	296
37,072		Chesapeake Lodging Trust	850
815,020		Chimera Investment Corp	2,600
66,987		Colonial Properties Trust	1,515
40,059		Colony Financial, Inc	889
4,977		Consolidated-Tomoka Land Co	195
15,000		Coresite Realty	525
59,862		Corporate Office Properties Trust	1,597
80,554		Cousins Properties, Inc	861
51,575		CreXus Investment Corp	672
93,780		CubeSmart	1,482
14,500		CyrusOne, Inc	331
135,056		CYS Investments, Inc	1,586
189,300		DCT Industrial Trust, Inc	1,401
181,233		DDR Corp	3,157
131,313		DiamondRock Hospitality Co	1,223
92,995		Digital Realty Trust, Inc	6,222
105,519		Douglas Emmett, Inc	2,631
244,327		Duke Realty Corp	4,149
45,206		DuPont Fabros Technology, Inc	1,097
41,887		Dynex Capital, Inc	447
21,692		EastGroup Properties, Inc	1,262
86,427		Education Realty Trust, Inc	910
35,904		Entertainment Properties Trust	1,869
31,491		Equity Lifestyle Properties, Inc	2,419
40,925		Equity One, Inc	981
246,171		Equity Residential	13,554
26,875		Essex Property Trust, Inc	4,047
35,324		Excel Trust, Inc	482
83,827		Extra Space Storage, Inc	3,292
48,343		Federal Realty Investment Trust	5,223
102,427	*	FelCor Lodging Trust, Inc	609
67,857		First Industrial Realty Trust, Inc	1,162
38,591		First Potomac Realty Trust	572
114,268	*	Forest City Enterprises, Inc (Class A)	2,031
29,389	*	Forestar Real Estate Group, Inc	642
56,329		Franklin Street Properties Corp	824
402,501		General Growth Properties, Inc	8,002
18,098		Getty Realty Corp	366
6,667		Gladstone Commercial Corp	130
106,365		Glimcher Realty Trust	1,234

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

40,458		Government Properties Income Trust	$1,041
57,383	*	Gramercy Capital Corp	299
911		Gyrodyne Co of America, Inc	67
71,728		Hatteras Financial Corp	1,968
350,582		HCP, Inc	17,480
200,939		Health Care REIT, Inc	13,646
62,374		Healthcare Realty Trust, Inc	1,771
131,578		Hersha Hospitality Trust	768
59,890		Highwoods Properties, Inc	2,370
38,983		Home Properties, Inc	2,472
94,278		Hospitality Properties Trust	2,587
549,227		Host Marriott Corp	9,606
20,901	*	Howard Hughes Corp	1,752
90,303		HRPT Properties Trust	2,026
32,763		Hudson Pacific Properties	713
64,150		Inland Real Estate Corp	647
101,700		Invesco Mortgage Capital, Inc	2,175
74,579		Investors Real Estate Trust	736
71,105	*	iStar Financial, Inc	774
8,100	*	JAVELIN Mortgage Investment Corp	159
33,460		Jones Lang LaSalle, Inc	3,326
32,889	e	Kennedy-Wilson Holdings, Inc	510
57,116		Kilroy Realty Corp	2,993
312,567		Kimco Realty Corp	7,002
35,097		Kite Realty Group Trust	237
72,768		LaSalle Hotel Properties	1,847
87,513		Lexington Corporate Properties Trust	1,033
78,913		Liberty Property Trust	3,137
24,755		LTC Properties, Inc	1,008
101,262		Macerich Co	6,519
67,066		Mack-Cali Realty Corp	1,919
102,587		Medical Properties Trust, Inc	1,646
267,655		MFA Mortgage Investments, Inc	2,495
31,305		Mid-America Apartment Communities, Inc	2,162
31,123		Monmouth Real Estate Investment Corp (Class A)	347
20,485		National Health Investors, Inc	1,341
84,648		National Retail Properties, Inc	3,062
37,651		New York Mortgage Trust, Inc	284
147,483		NorthStar Realty Finance Corp	1,398
40,122		NRDC Acquisition Corp	562
85,217		Omega Healthcare Investors, Inc	2,587
6,398		One Liberty Properties, Inc	139
26,223		Parkway Properties, Inc	486
40,071		Pebblebrook Hotel Trust	1,033
45,188		Pennsylvania Real Estate Investment Trust	876
45,080		Pennymac Mortgage Investment Trust	1,167
130,905		Piedmont Office Realty Trust, Inc	2,564
123,533		Plum Creek Timber Co, Inc	6,448
41,348		Post Properties, Inc	1,947
30,874		Potlatch Corp	1,416
351,224		Prologis, Inc	14,042
14,049		PS Business Parks, Inc	1,109

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

108,820		Public Storage, Inc	$16,575
91,723		RAIT Investment Trust	731
59,102		Ramco-Gershenson Properties	993
93,415		Rayonier, Inc	5,574
37,300	*	Realogy Holdings Corp	1,822
139,848		Realty Income Corp	6,342
60,300		Redwood Trust, Inc	1,398
69,743		Regency Centers Corp	3,690
83,706		Resource Capital Corp	553
68,579		Retail Properties of America, Inc	1,015
81,349		RLJ Lodging Trust	1,852
16,171		Rouse Properties, Inc	293
24,008		Ryman Hospitality Properties	1,098
28,029		Sabra Healthcare REIT, Inc	813
6,582		Saul Centers, Inc	288
6,836		Select Income REIT	181
143,050		Senior Housing Properties Trust	3,838
24,873		Silver Bay Realty Trust Corp	515
231,353		Simon Property Group, Inc	36,683
68,406		SL Green Realty Corp	5,890
21,282		Sovran Self Storage, Inc	1,372
25,300		Spirit Realty Capital, Inc	481
49,920	*,e	St. Joe Co	1,061
33,698		STAG Industrial, Inc	717
102,626		Starwood Property Trust, Inc	2,849
134,064	*	Strategic Hotels & Resorts, Inc	1,119
22,677		Summit Hotel Properties, Inc	237
31,744		Sun Communities, Inc	1,566
123,458	*	Sunstone Hotel Investors, Inc	1,520
70,595		Tanger Factory Outlet Centers, Inc	2,554
44,830		Taubman Centers, Inc	3,482
11,747	*	Tejon Ranch Co	350
10,412		Terreno Realty Corp	187
24,399	e	Thomas Properties Group, Inc	125
271,189		Two Harbors Investment Corp	3,420
188,706		UDR, Inc	4,565
6,794		UMH Properties, Inc	70
10,285		Universal Health Realty Income Trust	594
19,529		Urstadt Biddle Properties, Inc (Class A)	425
220,633		Ventas, Inc	16,150
141,093		Vornado Realty Trust	11,801
49,089		Washington Real Estate Investment Trust	1,367
92,487		Weingarten Realty Investors	2,918
20,974		Western Asset Mortgage Capital Corp	487
407,759		Weyerhaeuser Co	12,795
16,873		Whitestone REIT	255
24,416		Winthrop Realty Trust	307
4,300	*	ZAIS Financial Corp	89
3,100	*,e	Zillow, Inc	169

		TOTAL REAL ESTATE	496,411

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

RETAILING - 4.2%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	$73
56,578		Aaron’s, Inc	1,623
64,852		Abercrombie & Fitch Co (Class A)	2,996
56,159		Advance Auto Parts, Inc	4,642
61,843	*	Aeropostale, Inc	841
275,973	*	Amazon.com, Inc	73,544
149,222		American Eagle Outfitters, Inc	2,790
6,968	*	America’s Car-Mart, Inc	326
37,641	*	Ann Taylor Stores Corp	1,092
19,614	*	Asbury Automotive Group, Inc	720
91,526	*	Ascena Retail Group, Inc	1,698
10,900	*	Audiovox Corp (Class A)	117
26,872	*	Autonation, Inc	1,176
27,604	*	Autozone, Inc	10,952
23,047	*,e	Barnes & Noble, Inc	379
23,033		Bebe Stores, Inc	96
177,057	*	Bed Bath & Beyond, Inc	11,406
207,694		Best Buy Co, Inc	4,600
15,894		Big 5 Sporting Goods Corp	248
45,422	*	Big Lots, Inc	1,602
10,661	*,e	Blue Nile, Inc	367
8,762	*	Body Central Corp	82
9,116	e	Bon-Ton Stores, Inc	119
32,106		Brown Shoe Co, Inc	514
21,122	e	Buckle, Inc	985
34,762	*	Cabela’s, Inc	2,113
3,823	*,e	CafePress, Inc	23
173,276	*	Carmax, Inc	7,226
21,208		Cato Corp (Class A)	512
126,133		Chico’s FAS, Inc	2,119
18,517	*	Children’s Place Retail Stores, Inc	830
12,866	*	Citi Trends, Inc	132
12,208	*,e	Conn’s, Inc	438
8,334		Core-Mark Holding Co, Inc	428
10,433		Destination Maternity Corp	244
32,976	*	Destination XL Group, Inc	168
71,204		Dick’s Sporting Goods, Inc	3,368
22,481		Dillard’s, Inc (Class A)	1,766
140,673	*	Dollar General Corp	7,115
176,396	*	Dollar Tree, Inc	8,543
25,085		DSW, Inc (Class A)	1,600
66,797		Expedia, Inc	4,008
67,925	*	Express Parent LLC	1,210
73,974		Family Dollar Stores, Inc	4,368
39,004		Finish Line, Inc (Class A)	764
8,200	*,e	Five Below, Inc	311
115,838		Foot Locker, Inc	3,966
26,617	*,e	Francesca’s Holdings Corp	763
29,664		Fred’s, Inc (Class A)	406
95,132	e	GameStop Corp (Class A)	2,661
231,166		Gap, Inc	8,183
18,687	*	Genesco, Inc	1,123

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

118,350		Genuine Parts Co	$9,231
51,477		GNC Holdings, Inc	2,022
3,931	*	Gordmans Stores, Inc	46
17,052	e	Group 1 Automotive, Inc	1,024
30,800	*,e	Groupon, Inc	189
47,951		Guess?, Inc	1,191
16,062		Haverty Furniture Cos, Inc	330
13,509	*,e	HHgregg, Inc	149
20,590	*	Hibbett Sports, Inc	1,159
1,167,914		Home Depot, Inc	81,497
24,363	*,e	HomeAway, Inc	792
36,184		Hot Topic, Inc	502
28,823		HSN, Inc	1,581
121,911	e	JC Penney Co, Inc	1,842
21,133	*,e	Jos A Bank Clothiers, Inc	843
2,600	*	Kayak Software Corporation	104
13,001	*	Kirkland’s, Inc	149
174,131		Kohl’s Corp	8,033
182,518		L Brands, Inc	8,151
426,539	*	Liberty Media Holding Corp (Interactive A)	9,119
28,435	*	Liberty Ventures	2,149
16,330		Lithia Motors, Inc (Class A)	775
225,192	*	LKQ Corp	4,900
856,743		Lowe’s Companies, Inc	32,488
21,092	*,e	Lumber Liquidators, Inc	1,481
295,537		Macy’s, Inc	12,365
16,477	*	MarineMax, Inc	224
8,386	*,e	Mattress Firm Holding Corp	290
39,013		Men’s Wearhouse, Inc	1,304
22,581	e	Monro Muffler, Inc	897
42,634	*	NetFlix, Inc	8,075
13,306	*	New York & Co, Inc	54
118,777		Nordstrom, Inc	6,560
20,499		Nutri/System, Inc	174
212,310	*,e	Office Depot, Inc	834
64,982	e	OfficeMax, Inc	754
23,547	*,e	Orbitz Worldwide, Inc	134
1,270	*,e	Orchard Supply Hardware Stores Corp	5
85,495	*	O’Reilly Automotive, Inc	8,768
11,517	*,e	Overstock.com, Inc	142
30,900		Penske Auto Group, Inc	1,031
37,199	*	PEP Boys - Manny Moe & Jack	439
15,450	e	PetMed Express, Inc	207
81,980		Petsmart, Inc	5,091
73,840		Pier 1 Imports, Inc	1,698
38,016	*	Priceline.com, Inc	26,152
78,808	e	RadioShack Corp	265
45,460		Rent-A-Center, Inc	1,679
4,200	*,e	Restoration Hardware Holdings, Inc	147
171,417		Ross Stores, Inc	10,391
11,225	*	Rue21, Inc	330
85,217	*,e	Saks, Inc	977

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

116,447	*	Sally Beauty Holdings, Inc	$3,421
27,674	*,e	Sears Holdings Corp	1,383
3,500	*	Sears Hometown and Outlet Stores, Inc	141
42,172	*	Select Comfort Corp	834
10,447		Shoe Carnival, Inc	214
27,118	*	Shutterfly, Inc	1,198
63,700		Signet Jewelers Ltd	4,268
29,758		Sonic Automotive, Inc (Class A)	659
3,181	*	Sourceforge, Inc	47
26,435		Stage Stores, Inc	684
521,258		Staples, Inc	7,001
17,973		Stein Mart, Inc	151
9,938		Systemax, Inc	98
504,599		Target Corp	34,540
95,885		Tiffany & Co	6,668
6,790	*	Tilly’s, Inc	86
565,281		TJX Companies, Inc	26,427
55,099		Tractor Supply Co	5,737
66,371	*	TripAdvisor, Inc	3,486
21,617	*	Tuesday Morning Corp	168
48,024		Ulta Salon Cosmetics & Fragrance, Inc	3,898
81,376	*	Urban Outfitters, Inc	3,153
9,604	*	US Auto Parts Network, Inc	12
16,534	*,e	Vitacost.com, Inc	120
22,533	*	Vitamin Shoppe, Inc	1,101
11,292	*	West Marine, Inc	129
73,584	*	Wet Seal, Inc (Class A)	222
29,100	*	WEX, Inc	2,284
66,787		Williams-Sonoma, Inc	3,441
1,945		Winmark Corp	123
17,544	*,e	Zumiez, Inc	402

		TOTAL RETAILING	558,206

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
29,482	*	Advanced Energy Industries, Inc	539
477,360	*,e	Advanced Micro Devices, Inc	1,217
11,245	*	Alpha & Omega Semiconductor Ltd	100
244,761		Altera Corp	8,682
4,600	*	Ambarella, Inc	72
73,037	*,e	Amkor Technology, Inc	292
47,982	*	Anadigics, Inc	96
225,100		Analog Devices, Inc	10,465
913,817		Applied Materials, Inc	12,318
51,846	*	Applied Micro Circuits Corp	385
330,760	*	Atmel Corp	2,302
24,963	*	ATMI, Inc	560
183,074		Avago Technologies Ltd	6,576
61,290	*	Axcelis Technologies, Inc	77
23,951	*	AXT, Inc	70
418,912		Broadcom Corp (Class A)	14,524
52,087		Brooks Automation, Inc	530
17,924		Cabot Microelectronics Corp	623

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

36,308	*	Cavium Networks, Inc	$1,409
18,075	*	Ceva, Inc	282
47,684	*	Cirrus Logic, Inc	1,085
15,857		Cohu, Inc	148
88,620	*,e	Cree, Inc	4,848
23,525	*	Cymer, Inc	2,261
122,394	e	Cypress Semiconductor Corp	1,350
28,713	*	Diodes, Inc	602
21,955	*	DSP Group, Inc	177
105,554	*	Entegris, Inc	1,041
59,143	*,e	Entropic Communications, Inc	241
25,111	*	Exar Corp	264
95,996	*	Fairchild Semiconductor International, Inc	1,357
44,208	*,e	First Solar, Inc	1,192
34,973	*	Formfactor, Inc	164
38,914	*,e	Freescale Semiconductor Holdings Ltd	579
13,134	*	GSI Technology, Inc	87
94,807	*,e	GT Solar International, Inc	312
23,480	*	Hittite Microwave Corp	1,422
15,509	*	Inphi Corp	162
110,719	*	Integrated Device Technology, Inc	827
19,660	*	Integrated Silicon Solution, Inc	180
3,838,675		Intel Corp	83,875
10,099	*	Intermolecular, Inc	103
54,670	*	International Rectifier Corp	1,156
94,162		Intersil Corp (Class A)	820
16,725		IXYS Corp	160
126,707		Kla-Tencor Corp	6,683
50,517	*	Kopin Corp	187
131,084	*	Lam Research Corp	5,435
90,159	*	Lattice Semiconductor Corp	491
175,647		Linear Technology Corp	6,740
432,590	*	LSI Logic Corp	2,933
37,527	*	LTX-Credence Corp	227
4,431	*	MA-COM Technology Solutions	71
358,491		Marvell Technology Group Ltd	3,793
44,020	*	Mattson Technology, Inc	61
222,922		Maxim Integrated Products, Inc	7,278
12,640	*	MaxLinear, Inc	78
172,909	*	MEMC Electronic Materials, Inc	761
40,439		Micrel, Inc	425
147,635	e	Microchip Technology, Inc	5,427
756,136	*	Micron Technology, Inc	7,546
65,939	*	Microsemi Corp	1,528
24,281	*,e	Mindspeed Technologies, Inc	81
38,788		MKS Instruments, Inc	1,055
21,310		Monolithic Power Systems, Inc	519
20,301	*	MoSys, Inc	96
18,167	*	Nanometrics, Inc	262
6,600	*	NeoPhotonics Corp Ltd	34
3,184	*	NVE Corp	180
472,164		Nvidia Corp	6,053

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

42,750	*	Omnivision Technologies, Inc	$589
346,536	*	ON Semiconductor Corp	2,869
17,237	*	PDF Solutions, Inc	276
4,800	*,e	Peregrine Semiconductor Corp	47
19,298	*	Pericom Semiconductor Corp	131
46,544	*	Photronics, Inc	311
26,715	*	PLX Technology, Inc	122
157,538	*	PMC - Sierra, Inc	1,070
22,028		Power Integrations, Inc	956
29,857	*,e	QuickLogic Corp	73
84,186	*	Rambus, Inc	472
209,504	*	RF Micro Devices, Inc	1,115
11,027	*,e	Rubicon Technology, Inc	73
20,900	*	Rudolph Technologies, Inc	246
50,038	*	Semtech Corp	1,771
27,850	*	Sigma Designs, Inc	136
56,384	*	Silicon Image, Inc	274
32,688	*	Silicon Laboratories, Inc	1,352
143,829	*	Skyworks Solutions, Inc	3,169
38,295	*	Spansion, Inc	493
21,697	*	STR Holdings, Inc	47
35,781	*,e	SunPower Corp	413
8,595		Supertex, Inc	191
142,774	*,e	Teradyne, Inc	2,316
36,930		Tessera Technologies, Inc	692
873,075		Texas Instruments, Inc	30,977
121,131	*	Triquint Semiconductor, Inc	612
17,159	*	Ultra Clean Holdings	112
18,851	*	Ultratech, Inc	745
31,233	*,e	Veeco Instruments, Inc	1,197
18,190	*	Volterra Semiconductor Corp	258
199,973		Xilinx, Inc	7,633

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	284,214

SOFTWARE & SERVICES - 9.2%
38,595	*	Accelrys, Inc	377
490,979		Accenture plc	37,300
30,248	*	ACI Worldwide, Inc	1,478
29,457	*,e	Active Network, Inc	123
323,808		Activision Blizzard, Inc	4,718
40,528	*	Actuate Corp	243
62,110	*	Acxiom Corp	1,267
377,977	*	Adobe Systems, Inc	16,446
24,736	*	Advent Software, Inc	692
135,875	*	Akamai Technologies, Inc	4,795
38,484	*,e	Alliance Data Systems Corp	6,230
126,471		Amdocs Ltd	4,585
15,720		American Software, Inc (Class A)	131
27,450	*,e	Angie’s List, Inc	542
70,483	*	Ansys, Inc	5,739
58,241		AOL, Inc	2,242
71,278	*	Aspen Technology, Inc	2,302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

176,236	*	Autodesk, Inc	$7,268
373,900		Automatic Data Processing, Inc	24,311
7,000	*,e	AVG Technologies NV	97
35,339	*	Bankrate, Inc	422
8,300	*,e	Bazaarvoice, Inc	61
35,258		Blackbaud, Inc	1,045
30,473	*	Blucora, Inc	472
109,423	*	BMC Software, Inc	5,070
16,977		Booz Allen Hamilton Holding Co	228
27,849	*	Bottomline Technologies, Inc	794
4,700	*,e	Brightcove, Inc	29
95,422		Broadridge Financial Solutions, Inc	2,370
20,308	*,e	BroadSoft, Inc	538
270,649		CA, Inc	6,812
17,259	*	CACI International, Inc (Class A)	999
209,812	*	Cadence Design Systems, Inc	2,923
23,561	*,e	Callidus Software, Inc	108
8,488	*,e	Carbonite, Inc	93
32,719	*	Cardtronics, Inc	898
7,744		Cass Information Systems, Inc	326
52,926	*	Ciber, Inc	249
141,233	*	Citrix Systems, Inc	10,191
10,743	*,m	Clinical Data, Inc	10
232,643	*	Cognizant Technology Solutions Corp (Class A)	17,823
33,451	*	Commvault Systems, Inc	2,742
118,719		Computer Sciences Corp	5,845
11,045		Computer Task Group, Inc	236
163,806	*	Compuware Corp	2,048
24,577	*	comScore, Inc	412
16,654	*	Comverse, Inc	467
34,178	*,e	Concur Technologies, Inc	2,347
21,930	*,e	Constant Contact, Inc	285
89,018		Convergys Corp	1,516
25,908	*	Cornerstone OnDemand, Inc	883
21,333	*	CoStar Group, Inc	2,335
28,626	*	CSG Systems International, Inc	607
32,566	*	DealerTrack Holdings, Inc	957
22,760	*,e	Demand Media, Inc	196
5,143	*,e	Demandware, Inc	130
37,330	*	Dice Holdings, Inc	378
29,296	*	Digital River, Inc	414
5,437		DMRC Corp	119
26,145		DST Systems, Inc	1,863
4,700	*	E2open, Inc	94
82,942		Earthlink, Inc	450
885,108	*	eBay, Inc	47,991
23,473	e	Ebix, Inc	381
240,297	*	Electronic Arts, Inc	4,253
20,207	*	Ellie Mae, Inc	486
15,051	*	Envestnet, Inc	264
5,877	*,e	Envivio, Inc	10
4,600	*	EPAM Systems, Inc	107

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

25,591		EPIQ Systems, Inc	$359
2,603		ePlus, Inc	120
36,582	*	Equinix, Inc	7,913
36,402	*	Euronet Worldwide, Inc	959
7,315	*	ExactTarget, Inc	170
17,988	*	ExlService Holdings, Inc	591
321,719	*	Facebook, Inc	8,230
33,665	e	Factset Research Systems, Inc	3,117
26,950		Fair Isaac Corp	1,231
22,225	*	FalconStor Software, Inc	60
191,511		Fidelity National Information Services, Inc	7,588
74,117	*	First American Corp	1,917
103,750	*	Fiserv, Inc	9,112
37,123	*	FleetCor Technologies, Inc	2,846
6,900	*,e	FleetMatics Group plc	167
11,266		Forrester Research, Inc	357
99,834	*	Fortinet, Inc	2,364
71,116	*	Gartner, Inc	3,869
96,351		Genpact Ltd	1,753
19,206	*,e,m	Gerber Scientific, Inc	0	^
51,313	*	Global Cash Access, Inc	362
60,916		Global Payments, Inc	3,025
49,882	*,e	Glu Mobile, Inc	149
197,459	*	Google, Inc (Class A)	156,788
9,927	*	Guidance Software, Inc	108
14,724	*	Guidewire Software, Inc	566
30,102		Hackett Group, Inc	138
28,656		Heartland Payment Systems, Inc	945
23,633	*,e	Higher One Holdings, Inc	210
60,507		IAC/InterActiveCorp	2,703
23,666	*	iGate Corp	445
7,359	*	Imperva, Inc	283
5,964	*	Infoblox, Inc	129
82,708	*	Informatica Corp	2,851
16,757	*	Innodata Isogen, Inc	58
11,116	*	Interactive Intelligence, Inc	493
34,783	*	Internap Network Services Corp	325
831,644		International Business Machines Corp	177,390
223,669		Intuit, Inc	14,684
41,039	*	Ipass, Inc	81
34,679	e	j2 Global, Inc	1,360
66,573		Jack Henry & Associates, Inc	3,076
11,700	*,e	Jive Software, Inc	178
10,875		Keynote Systems, Inc	152
19,259	*	Knot, Inc	193
65,087		Lender Processing Services, Inc	1,657
50,961	*,e	Limelight Networks, Inc	105
49,763	*	LinkedIn Corp	8,761
44,720	*	Lionbridge Technologies	173
17,773	*,e	Liquidity Services, Inc	530
40,701	*	Liveperson, Inc	553
15,508	*	LogMeIn, Inc	298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,258	*,e	magicJack VocalTec Ltd	$158
15,963	*	Manhattan Associates, Inc	1,186
18,418	e	Mantech International Corp (Class A)	495
16,386		Marchex, Inc (Class B)	69
17,156	*	Market Leader, Inc	154
82,794		Mastercard, Inc (Class A)	44,802
7,271	*,e	Mattersight Corp	31
25,522		MAXIMUS, Inc	2,041
23,100	*,e	MeetMe, Inc	53
73,403		Mentor Graphics Corp	1,325
60,589	*	Micros Systems, Inc	2,757
5,743,299		Microsoft Corp	164,316
6,468	*	MicroStrategy, Inc (Class A)	654
8,300	*,e	Millennial Media, Inc	53
33,165	*	ModusLink Global Solutions, Inc	109
16,742	*	MoneyGram International, Inc	303
27,277		Monotype Imaging Holdings, Inc	648
81,230	*,e	Monster Worldwide, Inc	412
29,335	*	Move, Inc	351
28,739	*	Netscout Systems, Inc	706
23,872	*	NetSuite, Inc	1,911
51,981	*	NeuStar, Inc (Class A)	2,419
48,579		NIC, Inc	931
184,404	*	Nuance Communications, Inc	3,721
17,950	*,e	OpenTable, Inc	1,130
2,915,296		Oracle Corp	94,281
247,264		Paychex, Inc	8,672
12,459		Pegasystems, Inc	350
20,679	*	Perficient, Inc	241
9,472	*	Pervasive Software, Inc	87
14,513	*	PRG-Schultz International, Inc	101
50,287	*	Progress Software Corp	1,146
4,536	*	Proofpoint, Inc	76
14,689	*	PROS Holdings, Inc	399
90,859	*	PTC, Inc	2,316
3,320		QAD, Inc (Class A)	43
65,002	*	QLIK Technologies, Inc	1,679
20,643	*	QuinStreet, Inc	123
83,238	*	Rackspace Hosting, Inc	4,202
18,038		RealNetworks, Inc	139
27,469	*,e	RealPage, Inc	569
147,339	*	Red Hat, Inc	7,449
27,251	*	Responsys, Inc	241
8,173	*	Rosetta Stone, Inc	126
85,331	*	Rovi Corp	1,827
18,173	*	Saba Software, Inc	144
217,031	e	SAIC, Inc	2,941
111,502	*	Salesforce.com, Inc	19,940
93,643		Sapient Corp	1,141
13,766	*	Sciquest, Inc	331
21,571	*	Seachange International, Inc	256
10,800	*,e	ServiceNow, Inc	391

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

38,121	*,e	ServiceSource International LLC	$269
46,540	*	SolarWinds, Inc	2,750
53,861		Solera Holdings, Inc	3,142
22,394	*,e	Sourcefire, Inc	1,326
8,175	*,e	Spark Networks, Inc	58
11,818	*	Splunk, Inc	473
8,010	*	SPS Commerce, Inc	342
25,703	*	SS&C Technologies Holdings, Inc	771
12,380	*	Stamps.com, Inc	309
32,388	*	SupportSoft, Inc	135
31,978	*	SYKES Enterprises, Inc	510
549,914	*	Symantec Corp	13,572
5,117	*,e	Synacor, Inc	15
20,217	*	Synchronoss Technologies, Inc	627
111,201	*	Synopsys, Inc	3,990
11,627		Syntel, Inc	785
24,737	*	TA Indigo Holding Corp	157
59,506	*	Take-Two Interactive Software, Inc	961
23,016	*	Tangoe, Inc	285
4,323	*	TechTarget, Inc	21
12,644	*	TeleNav, Inc	82
19,317	*	TeleTech Holdings, Inc	410
128,452	*	Teradata Corp	7,516
124,754	*	TIBCO Software, Inc	2,522
92,801	*	TiVo, Inc	1,150
121,982		Total System Services, Inc	3,023
4,369	*,e	Travelzoo, Inc	93
5,200	*	Trulia, Inc	163
24,748	*	Tyler Technologies, Inc	1,516
20,377	*	Ultimate Software Group, Inc	2,122
32,818	*	Unisys Corp	747
61,183		United Online, Inc	369
63,876	*	Unwired Planet, Inc	142
57,076	*	Valueclick, Inc	1,687
30,006	*	Vantiv, Inc	712
19,828	*	Vasco Data Security International	167
82,056	*	VeriFone Systems, Inc	1,697
38,056	*	Verint Systems, Inc	1,391
119,458		VeriSign, Inc	5,648
32,131	*,e	VirnetX Holding Corp	616
11,849	*	Virtusa Corp	281
399,076		Visa, Inc (Class A)	67,779
26,079	*,e	VistaPrint Ltd	1,008
67,563	*	VMware, Inc (Class A)	5,329
15,521	*	Vocus, Inc	220
41,422	*	WebMD Health Corp (Class A)	1,007
29,640	*	Websense, Inc	445
26,004	*	Website Pros, Inc	444
467,450		Western Union Co	7,030
19,300	*,e	Workday, Inc	1,189
3,600	*	Xoom Corp	82
849,058	*	Yahoo!, Inc	19,978

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

6,421	*,e	Yelp, Inc	$152
47,197	*	Zix Corp	169
120,900	*,e	Zynga, Inc	406

		TOTAL SOFTWARE & SERVICES	1,229,391

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
53,705	*,e	3D Systems Corp	1,731
44,402	*	Acme Packet, Inc	1,297
49,633	e	Adtran, Inc	975
18,766	*	Agilysys, Inc	187
122,415		Amphenol Corp (Class A)	9,138
14,600	*	Anaren, Inc	283
21,570		Anixter International, Inc	1,508
713,496		Apple, Inc	315,815
85,446	*	Arris Group, Inc	1,467
85,185	*	Arrow Electronics, Inc	3,460
85,572	*,e	Aruba Networks, Inc	2,117
4,841	*	Audience, Inc	74
24,879	*	Avid Technology, Inc	156
110,749	*	Avnet, Inc	4,009
34,410		AVX Corp	409
9,650		Aware, Inc	45
15,077	*	AX Holding Corp	119
13,564		Badger Meter, Inc	726
7,316		Bel Fuse, Inc (Class B)	114
46,204	*	Benchmark Electronics, Inc	833
13,787		Black Box Corp	301
52,612	*,e	Bookham, Inc	66
350,572	*	Brocade Communications Systems, Inc	2,023
21,514	*	CalAmp Corp	236
28,887	*	Calix Networks, Inc	235
30,668	*	Checkpoint Systems, Inc	401
75,431	*	Ciena Corp	1,208
4,087,337		Cisco Systems, Inc	85,466
32,766		Cognex Corp	1,381
19,403		Coherent, Inc	1,101
19,075		Comtech Telecommunications Corp	463
1,151,807		Corning, Inc	15,354
28,033	*	Cray, Inc	651
23,637		CTS Corp	247
22,322		Daktronics, Inc	234
11,133	*	Datalink Corp	134
1,125,029		Dell, Inc	16,122
47,853		Diebold, Inc	1,451
18,652	*	Digi International, Inc	167
37,272	e	Dolby Laboratories, Inc (Class A)	1,251
16,172	*	DTS, Inc	269
24,998	*	Echelon Corp	61
28,785	*	EchoStar Corp (Class A)	1,122
11,677		Electro Rent Corp	216
17,062		Electro Scientific Industries, Inc	189
39,428	*	Electronics for Imaging, Inc	1,000

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

1,602,186	*	EMC Corp	$38,276
65,177	*	Emulex Corp	426
89,895	*	Extreme Networks, Inc	303
60,456	*	F5 Networks, Inc	5,385
15,539	*	Fabrinet	227
12,851	*	FARO Technologies, Inc	558
29,895		FEI Co	1,930
69,390	*,e	Finisar Corp	915
118,407		Flir Systems, Inc	3,080
51,681	*,e	Fusion-io, Inc	846
14,375	*	Globecomm Systems, Inc	173
20,123	*	GSI Group, Inc	172
85,574	*	Harmonic, Inc	495
86,732		Harris Corp	4,019
42,057	*	Harris Stratex Networks, Inc (Class A)	142
1,508,814		Hewlett-Packard Co	35,970
21,588	*	Imation Corp	82
18,659	*	Immersion Corp	219
88,583	*,e	Infinera Corp	620
116,956	*	Ingram Micro, Inc (Class A)	2,302
34,716	*	Insight Enterprises, Inc	716
32,759	e	InterDigital, Inc	1,567
45,111	*	Intermec, Inc	443
14,156	*	Intevac, Inc	67
28,033	*,e	InvenSense, Inc	299
24,446	e	IPG Photonics Corp	1,623
31,091	*	Itron, Inc	1,443
29,634	*	Ixia	641
138,335		Jabil Circuit, Inc	2,556
176,416	*	JDS Uniphase Corp	2,359
399,985	*	Juniper Networks, Inc	7,416
33,781	*	Kemet Corp	211
7,812	*	Key Tronic Corp	90
10,929	*	KVH Industries, Inc	148
55,449	e	Lexmark International, Inc (Class A)	1,464
17,104		Littelfuse, Inc	1,161
8,072		Loral Space & Communications, Inc	499
22,942	*	Maxwell Technologies, Inc	124
11,532	*	Measurement Specialties, Inc	459
23,128	*	Mercury Computer Systems, Inc	170
1,988		Mesa Laboratories, Inc	105
28,385		Methode Electronics, Inc	366
104,638	e	Molex, Inc	3,064
211,445		Motorola, Inc	13,539
13,932		MTS Systems Corp	810
9,079	*	Multi-Fineline Electronix, Inc	140
69,482		National Instruments Corp	2,276
122,276	*	NCR Corp	3,370
17,608	*,e	Neonode, Inc	102
275,823	*	NetApp, Inc	9,422
28,803	*	Netgear, Inc	965
27,910	*	Newport Corp	472

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,509	*	Numerex Corp	$96
58,785	*,e	OCZ Technology Group, Inc	106
15,398	*	Oplink Communications, Inc	253
14,702	*	OSI Systems, Inc	916
5,100	*	Palo Alto Networks, Inc	289
18,452		Park Electrochemical Corp	468
56,204	*,e	Parkervision, Inc	206
6,868		PC Connection, Inc	112
13,367		PC-Tel, Inc	95
31,900		Plantronics, Inc	1,410
27,845	*	Plexus Corp	677
135,032	*	Polycom, Inc	1,496
53,353	*,e	Power-One, Inc	221
16,952	*	Procera Networks, Inc	202
79,841	*	QLogic Corp	926
1,308,016		Qualcomm, Inc	87,572
171,155	*	Quantum Corp	219
25,143	*,e	Rackable Systems, Inc	346
15,185	*	Radisys Corp	75
37,752	*,e	RealD, Inc	491
11,626		Richardson Electronics Ltd	138
124,087	*	Riverbed Technology, Inc	1,850
21,664	*	Rofin-Sinar Technologies, Inc	587
12,342	*	Rogers Corp	588
6,400	*,e	Ruckus Wireless, Inc	134
185,881	*	SanDisk Corp	10,223
61,646	*	Sanmina Corp	700
22,159	*	Scansource, Inc	625
31,292	*	ShoreTel, Inc	114
165,491	*	Sonus Networks, Inc	429
27,036	*,e	STEC, Inc	119
23,369	*,e	Stratasys Ltd	1,734
20,839	*	Super Micro Computer, Inc	235
35,188	*	Symmetricom, Inc	160
26,694	*	Synaptics, Inc	1,086
19,931	*,e	SYNNEX Corp	737
28,651	*	Tech Data Corp	1,307
277,614		Tellabs, Inc	580
12,947		Telular Corp	130
3,883		Tessco Technologies, Inc	84
188,100	*	Trimble Navigation Ltd	5,635
41,884	*	TTM Technologies, Inc	318
6,700	e	Ubiquiti Networks, Inc	92
29,474	*,e	Universal Display Corp	866
27,617	*,e	Viasat, Inc	1,338
3,408	*	Viasystems Group, Inc	44
100,754	*	Vishay Intertechnology, Inc	1,371
9,508	*	Vishay Precision Group, Inc	140
40,762	*	Westell Technologies, Inc	82
168,604		Western Digital Corp	8,477
967,952		Xerox Corp	8,324
38,765	*	Zebra Technologies Corp (Class A)	1,827
12,959	*	Zygo Corp	192

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	776,481

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

TELECOMMUNICATION SERVICES - 2.5%
46,463	*	8x8, Inc	$318
4,199,794		AT&T, Inc	154,090
7,918		Atlantic Tele-Network, Inc	384
12,079	*	Boingo Wireless, Inc	67
20,132	*	Cbeyond Communications, Inc	150
475,088		CenturyTel, Inc	16,690
149,815	*	Cincinnati Bell, Inc	488
265,914	*	Clearwire Corp (Class A)	862
35,274		Cogent Communications Group, Inc	931
30,479	e	Consolidated Communications Holdings, Inc	535
223,813	*	Crown Castle International Corp	15,586
16,551	*,e	Fairpoint Communications, Inc	124
762,890	e	Frontier Communications Corp	3,036
38,028	*	General Communication, Inc (Class A)	349
7,568	*	Hawaiian Telcom Holdco, Inc	175
10,686		HickoryTech Corp	108
10,513		IDT Corp (Class B)	127
24,433	*	inContact, Inc	198
33,317	*,e	Iridium Communications, Inc	201
46,753	*,e	Leap Wireless International, Inc	275
124,143	*	Level 3 Communications, Inc	2,519
11,759		Lumos Networks Corp	159
232,390	*	MetroPCS Communications, Inc	2,533
25,073		Neutral Tandem, Inc	82
128,973	*,e	NII Holdings, Inc (Class B)	558
11,759		NTELOS Holdings Corp	151
28,044	*	Orbcomm, Inc	146
46,371	*	Premiere Global Services, Inc	510
9,204	e	Primus Telecommunications Group, Inc	102
92,557	*	SBA Communications Corp (Class A)	6,666
18,151		Shenandoah Telecom Co	276
2,283,335	*	Sprint Nextel Corp	14,179
70,668		Telephone & Data Systems, Inc	1,489
26,456	*,e	Towerstream Corp	59
114,391	*	tw telecom inc (Class A)	2,881
9,529	*	US Cellular Corp	343
18,421		USA Mobility, Inc	244
2,167,749		Verizon Communications, Inc	106,545
119,221	*	Vonage Holdings Corp	345
447,435	e	Windstream Corp	3,557

		TOTAL TELECOMMUNICATION SERVICES	338,038

TRANSPORTATION - 2.0%
44,655	*	Air Transport Services Group, Inc	260
54,416	*	Alaska Air Group, Inc	3,480
12,124		Allegiant Travel Co	1,076
6,173		Amerco, Inc	1,071
19,331		Arkansas Best Corp	226

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,165	*	Atlas Air Worldwide Holdings, Inc	$781
79,295	*	Avis Budget Group, Inc	2,207
16,346	*	Celadon Group, Inc	341
123,834		CH Robinson Worldwide, Inc	7,363
42,760		Con-Way, Inc	1,506
24,978		Copa Holdings S.A. (Class A)	2,988
792,834		CSX Corp	19,527
648,035	*	Delta Air Lines, Inc	10,699
11,118	*	Echo Global Logistics, Inc	246
162,491		Expeditors International of Washington, Inc	5,802
240,546		FedEx Corp	23,622
22,919		Forward Air Corp	855
20,776	*,e	Genco Shipping & Trading Ltd	60
33,693	*	Genesee & Wyoming, Inc (Class A)	3,137
40,654	*	Hawaiian Holdings, Inc	234
38,365		Heartland Express, Inc	512
185,631	*	Hertz Global Holdings, Inc	4,132
28,105	*	Hub Group, Inc (Class A)	1,081
4,290		International Shipholding Corp	78
68,664		J.B. Hunt Transport Services, Inc	5,114
181,414	*,e	JetBlue Airways Corp	1,252
83,991		Kansas City Southern Industries, Inc	9,315
42,550	*	Kirby Corp	3,268
42,524		Knight Transportation, Inc	685
35,888		Landstar System, Inc	2,049
10,239		Marten Transport Ltd	206
30,756		Matson, Inc	757
248,674		Norfolk Southern Corp	19,168
54,394	*	Old Dominion Freight Line	2,078
31,042	*	Pacer International, Inc	156
6,136	*	Park-Ohio Holdings Corp	203
3,411	*	Patriot Transportation Holding, Inc	95
16,337	*	Quality Distribution, Inc	137
13,497	*,e	Rand Logistics, Inc	83
40,702	*	Republic Airways Holdings, Inc	470
13,212	*	Roadrunner Transportation Services Holdings, Inc	304
39,335		Ryder System, Inc	2,350
12,063	*	Saia, Inc	436
40,260		Skywest, Inc	646
575,021		Southwest Airlines Co	7,751
31,863	*	Spirit Airlines, Inc	808
60,697	*	Swift Transportation Co, Inc	861
252,515	*	UAL Corp	8,083
363,189		Union Pacific Corp	51,722
553,070		United Parcel Service, Inc (Class B)	47,509
3,884		Universal Truckload Services, Inc	91
119,571	*,e	US Airways Group, Inc	2,029
81,226		UTI Worldwide, Inc	1,176
33,067		Werner Enterprises, Inc	798
15,800	*	Wesco Aircraft Holdings, Inc	232
13,238	*,e	XPO Logistics, Inc	223

		TOTAL TRANSPORTATION	261,339

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

UTILITIES - 3.5%
489,737		AES Corp	$6,156
89,215		AGL Resources, Inc	3,743
30,845		Allete, Inc	1,512
85,307		Alliant Energy Corp	4,281
183,716		Ameren Corp	6,434
19,531	*,e	American DG Energy, Inc	41
370,312		American Electric Power Co, Inc	18,008
16,487		American States Water Co	949
134,451		American Water Works Co, Inc	5,572
104,679		Aqua America, Inc	3,291
4,909		Artesian Resources Corp	110
85,946	e	Atlantic Power Corp	424
69,174		Atmos Energy Corp	2,953
43,026		Avista Corp	1,179
33,522		Black Hills Corp	1,476
8,402	*,e	Cadiz, Inc	57
35,650		California Water Service Group	709
309,400	*	Calpine Corp	6,374
321,488		Centerpoint Energy, Inc	7,703
11,400		CH Energy Group, Inc	745
8,826		Chesapeake Utilities Corp	433
46,444		Cleco Corp	2,184
200,055		CMS Energy Corp	5,590
6,221		Connecticut Water Service, Inc	182
223,655		Consolidated Edison, Inc	13,650
10,306		Consolidated Water Co, Inc	102
5,331		Delta Natural Gas Co, Inc	116
436,204		Dominion Resources, Inc	25,378
130,357		DTE Energy Co	8,909
538,071		Duke Energy Corp	39,059
249,106		Edison International	12,535
30,616		El Paso Electric Co	1,030
33,239		Empire District Electric Co	745
133,953		Entergy Corp	8,471
649,453		Exelon Corp	22,393
317,177		FirstEnergy Corp	13,385
10,513		Genie Energy Ltd	97
104,313		Great Plains Energy, Inc	2,419
73,366	e	Hawaiian Electric Industries, Inc	2,033
38,056		Idacorp, Inc	1,837
59,780		Integrys Energy Group, Inc	3,477
39,281	e	ITC Holdings Corp	3,506
18,400	e	Laclede Group, Inc	786
144,429		MDU Resources Group, Inc	3,609
17,500		MGE Energy, Inc	970
9,765		Middlesex Water Co	191
55,740		National Fuel Gas Co	3,420
31,721		New Jersey Resources Corp	1,423
318,323		NextEra Energy, Inc	24,727
232,829		NiSource, Inc	6,831

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

239,290		Northeast Utilities	$10,400
20,412		Northwest Natural Gas Co	894
27,832		NorthWestern Corp	1,109
244,909		NRG Energy, Inc	6,488
176,210		NV Energy, Inc	3,529
75,923		OGE Energy Corp	5,313
158,859		Oneok, Inc	7,573
13,917	e	Ormat Technologies, Inc	287
29,407		Otter Tail Corp	916
168,153		Pepco Holdings, Inc	3,598
322,704		PG&E Corp	14,370
54,978		Piedmont Natural Gas Co, Inc	1,808
83,775		Pinnacle West Capital Corp	4,850
60,937		PNM Resources, Inc	1,419
58,032		Portland General Electric Co	1,760
444,194		PPL Corp	13,908
384,517		Public Service Enterprise Group, Inc	13,204
135,152		Questar Corp	3,288
89,377		SCANA Corp	4,572
184,498		Sempra Energy	14,749
10,436		SJW Corp	277
22,925		South Jersey Industries, Inc	1,274
663,639		Southern Co	31,138
34,400		Southwest Gas Corp	1,633
163,004		TECO Energy, Inc	2,905
85,402		UGI Corp	3,279
38,476		UIL Holdings Corp	1,523
11,594		Unitil Corp	326
27,775		UNS Energy Corp	1,359
62,331		Vectren Corp	2,208
95,865		Westar Energy, Inc	3,181
38,842		WGL Holdings, Inc	1,713
175,945		Wisconsin Energy Corp	7,546
372,057		Xcel Energy, Inc	11,050
9,006		York Water Co	169

		TOTAL UTILITIES	464,821

		TOTAL COMMON STOCKS	13,286,306

		(Cost $8,901,304)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
8,193	e	Magnum Hunter Resources Corp	1

		TOTAL ENERGY	1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
63,430	m	Allos Therapeutics, Inc	1

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1

		TOTAL RIGHTS / WARRANTS	2

		(Cost $0)

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 3.2%
TREASURY DEBT - 0.3%
$500,000		United States Treasury Bill	0.058-0.085%	04/04/13	$500
3,900,000	d	United States Treasury Bill	0.075-0.100	05/30/13	3,900
1,500,000	d	United States Treasury Bill	0.090	06/06/13	1,500
9,000,000	d	United States Treasury Bill	0.085	06/13/13	8,999
1,500,000	d	United States Treasury Bill	0.090	06/27/13	1,500
3,000,000	d	United States Treasury Bill	0.093	07/11/13	2,999
14,000,000	d	United States Treasury Bill	0.075-0.090	07/18/13	13,997
4,500,000		United States Treasury Bill	0.098	09/12/13	4,498

		TOTAL TREASURY DEBT			37,893

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.9%
		TIAA-CREF Short Term Lending Portfolio of the State
385,711,961	a,c	Street Navigator Securities Lending Trust	385,712

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	385,712

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	385,712

		TOTAL SHORT-TERM INVESTMENTS	423,605

		(Cost $423,603)
		TOTAL INVESTMENTS - 102.8%	13,709,913
		(Cost $9,324,907)
		OTHER ASSETS & LIABILITIES, NET - (2.8)%	(376,175)

		NET ASSETS - 100.0%	$13,333,738

		Abbreviation(s):
REIT		Real Estate Investment Trust
SPDR		Standard & Poor’s Depository Receipts

*		Non-income producing.
^		Amount represents less than $1,000.
a		Affiliated holding.
c		Investments made with cash collateral received from securites on loan.
d		All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $376,690,000.
m		Indicates a security that has been deemed illiquid.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.1%

CAPITAL GOODS - 0.0%
$825,000	i	Apex Tool Group LLC	4.500%	02/01/20	$836
4,887,750	i	TransDigm, Inc	3.750	02/28/20	4,949

		TOTAL CAPITAL GOODS			5,785

FOOD, BEVERAGE & TOBACCO - 0.1%
10,833,333		HJ Heinz Co	1.000	02/15/19	10,925

		TOTAL FOOD, BEVERAGE & TOBACCO			10,925

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
5,022,023	i	Fresenius US Finance I, Inc, Term Loan D1	3.250	09/10/14	5,019
1,805,670	i	Fresenius US Finance I, Inc, Term Loan D2	3.250	09/10/14	1,805

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,824

UTILITIES - 0.0%
199,000	i	Calpine Corp	4.000	10/09/19	201

		TOTAL UTILITIES			201

		TOTAL BANK LOAN OBLIGATIONS			23,735

		(Cost $23,515)

BONDS - 98.0%

CORPORATE BONDS - 33.7%

AUTOMOBILES & COMPONENTS - 0.2%
19,800,000		Ford Motor Co	4.750	01/15/43	18,428
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,773

		TOTAL AUTOMOBILES & COMPONENTS			23,201

BANKS - 5.7%
6,165,000	g	Abbey National Treasury Services plc	3.875	11/10/14	6,391
5,550,000	g	Akbank TAS	3.875	10/24/17	5,654
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.875	09/25/17	5,068
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	5,029
2,850,000	g	Banco Davivienda S.A.	5.875	07/09/22	2,950
9,695,000	g	Banco de Bogota S.A.	5.000	01/15/17	10,386
7,500,000	g	Banco de Credito del Peru	5.375	09/16/20	8,175
5,950,000	g	Banco de Credito e Inversiones	4.000	02/11/23	5,888
4,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	4,563
4,725,000	g	Banco del Estado de Chile	2.000	11/09/17	4,730
2,700,000	g	Banco del Estado de Chile	3.875	02/08/22	2,837
4,500,000	g	Banco do Brasil S.A.	5.875	01/26/22	4,815
2,760,000		Banco do Brasil S.A.	3.875	10/10/22	2,670

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,900,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ER	4.125%	11/09/22	$2,915
7,255,000		Bancolombia S.A.	5.950	06/03/21	8,162
8,700,000		Bancolombia S.A.	5.125	09/11/22	8,744
11,786,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	11,906
1,500,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	1,508
3,800,000	g	Bank of India	3.625	09/21/18	3,814
11,505,000	g	Bank of Montreal	2.850	06/09/15	12,081
27,700,000	g	Bank of Montreal	2.625	01/25/16	29,223
50,520,000	g	Bank of Nova Scotia	1.650	10/29/15	51,889
39,500,000	g	Bank of Nova Scotia	2.150	08/03/16	41,297
5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	6,072
3,360,000	g	BBVA Banco Continental S.A.	5.000	08/26/22	3,536
3,000,000	g	Caixa Economica Federal	2.375	11/06/17	2,914
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,275
12,500,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	13,232
4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,456
5,366,000		Citigroup, Inc	6.000	12/13/13	5,560
12,640,000		Citigroup, Inc	5.000	09/15/14	13,272
6,400,000		Citigroup, Inc	2.250	08/07/15	6,551
10,725,000		Citigroup, Inc	1.300	04/01/16	10,724
24,815,000		Citigroup, Inc	4.450	01/10/17	27,320
10,325,000		Citigroup, Inc	4.050	07/30/22	10,666
20,348,000		Citigroup, Inc	3.375	03/01/23	20,511
12,200,000		Citigroup, Inc	5.875	01/30/42	14,581
6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	6,922
27,170,000	g	Depfa ACS Bank	5.125	03/16/37	22,823
3,500,000		Deutsche Bank AG	3.875	08/18/14	3,645
3,775,000	g	HSBC Bank plc	3.100	05/24/16	4,014
7,350,000	g	HSBC Bank plc	4.125	08/12/20	8,081
7,000,000		HSBC Bank USA NA	4.625	04/01/14	7,264
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	2,992
5,250,000		HSBC Holdings plc	4.000	03/30/22	5,649
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,572
11,275,000		HSBC USA, Inc	2.375	02/13/15	11,601
11,350,000		HSBC USA, Inc	1.625	01/16/18	11,339
7,700,000	g	Hutchison Whampoa International 12 II Ltd	2.000	11/08/17	7,763
9,000,000	g	ICICI Bank Ltd	4.700	02/21/18	9,499
2,595,000		JPMorgan Chase & Co	5.125	09/15/14	2,753
10,500,000		JPMorgan Chase & Co	1.100	10/15/15	10,515
7,220,000		JPMorgan Chase & Co	3.150	07/05/16	7,655
13,500,000		JPMorgan Chase & Co	2.000	08/15/17	13,747
9,125,000		JPMorgan Chase & Co	5.400	01/06/42	10,474
3,000,000	g	Korea Exchange Bank	3.125	06/26/17	3,148
4,250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	4,367
6,225,000	g	PKO Finance AB	4.630	09/26/22	6,449
4,250,000		PNC Bank NA	2.700	11/01/22	4,128
750,000		PNC Bank NA	2.950	01/30/23	746
8,000,000		PNC Funding Corp	5.125	02/08/20	9,364
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,554
24,000,000		Royal Bank of Canada	1.200	09/19/17	24,078
7,550,000	g	State Bank of India	4.125	08/01/17	7,875
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,468

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$9,000,000	g	Toronto-Dominion Bank	2.200%	07/29/15	$9,338
495,000		Toronto-Dominion Bank	2.500	07/14/16	519
26,500,000	g	Toronto-Dominion Bank	1.625	09/14/16	27,237
10,000,000		Toronto-Dominion Bank	2.375	10/19/16	10,462
70,000,000	g	Toronto-Dominion Bank	1.500	03/13/17	71,693
1,950,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	1,916
5,025,000	g	Turkiye Is Bankasi	6.000	10/24/22	5,239
7,100,000		Union Bank NA	2.125	06/16/17	7,308
2,000,000		Union Bank of California NA	5.950	05/11/16	2,262
5,700,000		UnionBanCal Corp	3.500	06/18/22	5,909
5,000,000		US Bancorp	4.950	10/30/14	5,327
5,800,000		US Bancorp	1.650	05/15/17	5,911
5,550,000		US Bancorp	2.950	07/15/22	5,523
1,980,000		Wachovia Bank NA	4.800	11/01/14	2,105
2,050,000		Wachovia Bank NA	5.850	02/01/37	2,479
5,000,000		Wachovia Corp	4.875	02/15/14	5,182
12,500,000		Wells Fargo & Co	1.500	07/01/15	12,707
10,550,000		Wells Fargo & Co	1.500	01/16/18	10,528
13,750,000		Wells Fargo & Co	3.500	03/08/22	14,451
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,986

		TOTAL BANKS			816,932

CAPITAL GOODS - 0.9%
4,500,000		Caterpillar Financial Services Corp	0.700	11/06/15	4,504
11,700,000		Caterpillar Financial Services Corp	1.250	11/06/17	11,723
8,000,000		Caterpillar, Inc	1.375	05/27/14	8,090
12,050,000		Caterpillar, Inc	1.500	06/26/17	12,231
2,085,000	g	Crown Americas LLC	4.500	01/15/23	2,022
5,000,000		Danaher Corp	1.300	06/23/14	5,052
4,150,000		Danaher Corp	2.300	06/23/16	4,354
8,000,000		Deere & Co	2.600	06/08/22	8,058
4,000,000		Emerson Electric Co	4.500	05/01/13	4,013
4,500,000	g	Hyva Global BV	8.625	03/24/16	4,500
4,245,000	g	Myriad International Holding BV	6.375	07/28/17	4,781
2,000,000		Seagate HDD Cayman	6.875	05/01/20	2,150
4,850,000		Seagate HDD Cayman	7.000	11/01/21	5,262
665,000	g	Sealed Air Corp	6.500	12/01/20	728
1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,375
2,000,000		SPX Corp	6.875	09/01/17	2,225
6,200,000	g	Turlock Corp	1.500	11/02/17	6,218
2,075,000	g	Turlock Corp	4.000	11/02/32	2,072
14,125,000		United Technologies Corp	1.200	06/01/15	14,323
8,950,000		United Technologies Corp	1.800	06/01/17	9,232
5,950,000		United Technologies Corp	4.500	06/01/42	6,342

		TOTAL CAPITAL GOODS			119,255

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
6,800,000		eBay, Inc	0.700	07/15/15	6,832
10,300,000		eBay, Inc	1.350	07/15/17	10,414
5,000,000		International Bank for Reconstruction & Development	0.500	04/15/16	5,001
10,290,000		Republic Services, Inc	3.800	05/15/18	11,315
5,375,000		Republic Services, Inc	3.550	06/01/22	5,619
5,810,000		Republic Services, Inc	6.200	03/01/40	7,184

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000		Scientific Games International, Inc	6.250%	09/01/20	$5,088
7,750,000	g	Standard Chartered plc	3.950	01/11/23	7,719
7,050,000	h	Svensk Exportkredit AB	1.125	04/05/18	7,015
7,150,000		Waste Management, Inc	2.600	09/01/16	7,495
19,800,000		Waste Management, Inc	2.900	09/15/22	19,591

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			93,273

CONSUMER DURABLES & APPAREL - 0.2%
12,174,000		DR Horton, Inc	3.625	02/15/18	12,281
4,450,000		DR Horton, Inc	4.375	09/15/22	4,372
1,500,000		Hanesbrands, Inc	6.375	12/15/20	1,633
3,275,000		Mohawk Industries, Inc	3.850	02/01/23	3,329
3,000,000		Phillips-Van Heusen Corp	7.375	05/15/20	3,345
2,625,000		Whirlpool Corp	3.700	03/01/23	2,676

		TOTAL CONSUMER DURABLES & APPAREL			27,636

CONSUMER SERVICES - 0.9%
850,000	g	ARAMARK Corp	5.750	03/15/20	869
2,000,000		DineEquity, Inc	9.500	10/30/18	2,280
11,850,000		GlaxoSmithKline Capital plc	1.500	05/08/17	12,051
5,000,000		Johns Hopkins University	4.083	07/01/53	5,154
2,000,000		Penn National Gaming, Inc	8.750	08/15/19	2,260
11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	12,470
8,650,000	g	SABMiller Holdings, Inc	4.950	01/15/42	9,542
40,000,000		Stanford University	4.013	05/01/42	41,736
7,175,000	g	Transnet Ltd	4.500	02/10/16	7,537
6,375,000		Walt Disney Co	4.500	12/15/13	6,563
7,900,000		Walt Disney Co	0.450	12/01/15	7,892
9,000,000		Walt Disney Co	1.100	12/01/17	8,994
9,900,000		Walt Disney Co	3.700	12/01/42	9,503

		TOTAL CONSUMER SERVICES			126,851

DIVERSIFIED FINANCIALS - 6.2%
3,875,000		Abbey National Treasury Services plc	4.000	04/27/16	4,121
8,755,000	g	Ajecorp BV	6.500	05/14/22	9,438
7,100,000		American Express Centurion Bank	0.875	11/13/15	7,100
2,000,000		American Express Centurion Bank	6.000	09/13/17	2,388
17,175,000		American Express Credit Corp	1.750	06/12/15	17,549
7,700,000		American Express Credit Corp	2.800	09/19/16	8,153
4,500,000	g	Bangkok Bank PCL	4.800	10/18/20	4,989
10,780,000	g	Bangkok Bank PCL	3.875	09/27/22	11,035
15,650,000		Bank of America Corp	3.625	03/17/16	16,601
15,175,000		Bank of America Corp	3.750	07/12/16	16,140
18,550,000		Bank of America Corp	5.300	03/15/17	20,785
8,525,000		Bank of America Corp	6.000	09/01/17	9,897
5,725,000		Bank of America Corp	5.750	12/01/17	6,622
26,450,000		Bank of America Corp	2.000	01/11/18	26,324
25,075,000		Bank of America Corp	3.300	01/11/23	24,725
10,900,000		Bank of America Corp	5.875	02/07/42	12,950
2,250,000		Bank of New York Mellon Corp	1.200	02/20/15	2,275
12,975,000		Bank of New York Mellon Corp	2.300	07/28/16	13,592
6,250,000	i	Bank of New York Mellon Corp	1.969	06/20/17	6,446
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,987

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,330,000	g	BBVA Bancomer S.A.	4.500%	03/10/16	$4,601
9,075,000	g	BBVA Bancomer S.A.	6.750	09/30/22	10,368
7,250,000		BlackRock, Inc	3.500	12/10/14	7,614
15,000,000		BlackRock, Inc	1.375	06/01/15	15,257
7,000,000		BlackRock, Inc	4.250	05/24/21	7,870
5,700,000		BlackRock, Inc	3.375	06/01/22	6,011
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	11,265
24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	25,227
7,300,000		Capital One Financial Corp	3.150	07/15/16	7,751
5,300,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	5,674
5,950,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	6,276
3,700,000		Countrywide Financial Corp	6.250	05/15/16	4,121
6,850,000		Credit Suisse	5.000	05/15/13	6,890
8,250,000		Credit Suisse	5.500	05/01/14	8,679
3,000,000		Credit Suisse	3.500	03/23/15	3,162
10,000,000	g	FMR LLC	4.950	02/01/33	10,346
11,425,000	g	FMR LLC	5.150	02/01/43	11,925
6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	7,127
3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,895
13,000,000		Ford Motor Credit Co LLC	2.375	01/16/18	12,924
7,325,000		Ford Motor Credit Co LLC	5.000	05/15/18	8,068
11,950,000		General Electric Capital Corp	1.875	09/16/13	12,025
17,000,000		General Electric Capital Corp	1.625	07/02/15	17,290
2,000,000		General Electric Capital Corp	1.625	04/02/18	1,991
7,200,000		General Electric Capital Corp	2.100	12/11/19	7,320
45,975,000		General Electric Capital Corp	3.100	01/09/23	45,518
5,000,000		General Electric Capital Corp	6.150	08/07/37	6,036
375,000		General Electric Capital Corp	6.875	01/10/39	491
19,240,000		Goldman Sachs Group, Inc	3.300	05/03/15	20,058
21,150,000		Goldman Sachs Group, Inc	2.375	01/22/18	21,438
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,240
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,474
10,250,000		Goldman Sachs Group, Inc	6.250	02/01/41	12,181
8,465,000		HSBC Finance Corp	4.750	07/15/13	8,566
9,599,000		HSBC Finance Corp	6.676	01/15/21	11,359
1,440,000	g	Hyundai Capital America, Inc	3.750	04/06/16	1,527
1,800,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	1,945
2,750,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	2,926
3,750,000	g	International Lease Finance Corp	6.500	09/01/14	3,994
9,250,000		International Lease Finance Corp	5.750	05/15/16	9,990
8,400,000		International Lease Finance Corp	3.875	04/15/18	8,379
3,200,000		International Lease Finance Corp	5.875	04/01/19	3,456
10,000,000		International Lease Finance Corp	5.875	08/15/22	10,778
1,450,000		Jefferies Group, Inc	6.250	01/15/36	1,512
7,440,000		John Deere Capital Corp	2.250	06/07/16	7,765
1,500,000		John Deere Capital Corp	1.400	03/15/17	1,519
7,550,000		John Deere Capital Corp	2.750	03/15/22	7,671
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	5,818
5,745,000	g	Lukoil International Finance BV	6.125	11/09/20	6,521
4,675,000		Merrill Lynch & Co, Inc	6.400	08/28/17	5,487
8,025,000		Merrill Lynch & Co, Inc	6.875	04/25/18	9,686
10,300,000		Morgan Stanley	1.750	02/25/16	10,380
7,250,000		Morgan Stanley	6.375	07/24/42	8,711

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,993,000		National Rural Utilities Cooperative Finance Corp	5.500%	07/01/13	$4,043
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	5,546
3,500,000	g	NongHyup Bank	2.250	09/19/17	3,547
12,750,000		Northern Trust Corp	4.625	05/01/14	13,334
6,615,000	g	Odebrecht Finance Ltd	5.125	06/26/22	6,956
2,725,000	g	Odebrecht Finance Ltd	7.125	06/26/42	3,086
9,100,000	g	Reliance Holdings USA	4.500	10/19/20	9,539
3,450,000		Sberbank of Russia Via SB Capital S.A.	5.180	06/28/19	3,687
6,350,000		State Street Corp	4.300	05/30/14	6,636
57,762,972		Tagua Leasing LLC	1.900	07/12/24	58,709
12,790,000	g	Temasek Financial I Ltd	2.375	01/23/23	12,317
50,000,000		Toyota Motor Credit Corp	0.875	07/17/15	50,317
7,650,000		Toyota Motor Credit Corp	2.050	01/12/17	7,914
2,325,000		UBS AG.	2.250	01/28/14	2,356
3,350,000	g	UBS AG.	1.875	01/23/15	3,427
3,000,000		Unilever Capital Corp	4.800	02/15/19	3,527
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,285
3,375,000	g	Waha Aerospace BV	3.925	07/28/20	3,599

		TOTAL DIVERSIFIED FINANCIALS			889,045

ENERGY - 3.4%
7,950,000		Anadarko Petroleum Corp	5.950	09/15/16	9,151
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	3,078
3,650,000		Apache Corp	1.750	04/15/17	3,714
12,170,000		Apache Corp	4.750	04/15/43	12,443
3,750,000	g	Ashland, Inc	3.875	04/15/18	3,797
2,150,000	g	Ashland, Inc	4.750	08/15/22	2,177
3,415,000		Baker Hughes, Inc	3.200	08/15/21	3,613
21,565,000		BP Capital Markets plc	3.200	03/11/16	22,972
12,950,000		BP Capital Markets plc	1.846	05/05/17	13,275
6,250,000		Chevron Corp	2.355	12/05/22	6,205
3,690,000		Cimarex Energy Co	5.875	05/01/22	3,958
1,000,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,070
2,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,170
2,250,000	g	CNOOC Finance 2012 Ltd	3.875	05/02/22	2,371
9,725,000		ConocoPhillips	4.600	01/15/15	10,418
7,600,000		ConocoPhillips	6.500	02/01/39	10,163
2,075,000		Continental Resources, Inc	5.000	09/15/22	2,205
1,825,000		Devon Energy Corp	1.875	05/15/17	1,843
8,950,000		Devon Energy Corp	3.250	05/15/22	8,964
6,800,000		Devon Energy Corp	5.600	07/15/41	7,430
3,150,000		Devon Energy Corp	4.750	05/15/42	3,077
3,403,350		Dolphin Energy Ltd	5.888	06/15/19	3,863
5,300,000	g	Dolphin Energy Ltd	5.500	12/15/21	6,128
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	5,041
3,448,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	3,557
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,663
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,288
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,239
7,500,000		Enterprise Products Operating LLC	4.450	02/15/43	7,212
1,950,000		EOG Resources, Inc	2.625	03/15/23	1,926
4,000,000		Gaz Capital S.A.	6.212	11/22/16	4,455
700,000		Gaz Capital S.A.	6.510	03/07/22	809

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,200,000	g	Gazprom Neft OAO	4.375%	09/19/22	$2,170
3,000,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	3,210
5,300,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	5,300
4,450,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	07/19/22	4,639
1,075,000		Hess Corp	6.000	01/15/40	1,202
4,625,000		Hess Corp	5.600	02/15/41	4,967
1,900,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,952
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.875	06/01/13	2,012
4,430,000	g	KMG Finance Sub BV	6.375	04/09/21	5,155
1,610,000	g	Korea National Oil Corp	3.125	04/03/17	1,695
5,530,000		Marathon Petroleum Corp	3.500	03/01/16	5,909
1,000,000		MarkWest Energy Partners LP	6.750	11/01/20	1,092
4,240,000		MarkWest Energy Partners LP	5.500	02/15/23	4,441
2,525,000		Newfield Exploration Co	5.625	07/01/24	2,607
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,592
7,550,000		Noble Holding International Ltd	4.900	08/01/20	8,372
8,000,000	g	Novatek OAO via Novatek Finance Ltd	4.422	12/13/22	7,930
7,444,000		Occidental Petroleum Corp	1.500	02/15/18	7,532
7,450,000		Occidental Petroleum Corp	4.100	02/01/21	8,446
800,000		Pemex Project Funding Master Trust	5.750	03/01/18	919
3,040,000		Pemex Project Funding Master Trust	6.625	06/15/35	3,640
3,975,000	g	Pertamina Persero PT	4.875	05/03/22	4,134
3,000,000	g	Pertamina PT	5.250	05/23/21	3,210
2,080,000		Petrobras International Finance Co	3.875	01/27/16	2,177
6,050,000		Petrobras International Finance Co	3.500	02/06/17	6,247
4,500,000		Petrobras International Finance Co	7.875	03/15/19	5,475
4,450,000		Petrobras International Finance Co	6.875	01/20/40	5,089
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,712
2,500,000		Petroleos Mexicanos	6.000	03/05/20	2,950
4,000,000		Petroleos Mexicanos	5.500	01/21/21	4,590
5,560,000		Petroleos Mexicanos	4.875	01/24/22	6,158
20,000,000		Petroleos Mexicanos	1.950	12/20/22	20,509
10,700,000		Petroleos Mexicanos	2.000	12/20/22	10,998
1,500,000	g	Petroleos Mexicanos	3.500	01/30/23	1,496
6,150,000		Petroleos Mexicanos	6.500	06/02/41	7,242
2,250,000		Petroleos Mexicanos	5.500	06/27/44	2,321
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	5,178
7,400,000		Phillips 66	1.950	03/05/15	7,563
6,125,000		Phillips 66	4.300	04/01/22	6,724
3,000,000		Plains All American Pipeline LP	5.625	12/15/13	3,108
2,674,000		Precision Drilling Trust	6.625	11/15/20	2,854
2,675,000	g	PTT PCL	3.375	10/25/22	2,659
3,000,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	3,451
2,940,000		QEP Resources, Inc	5.375	10/01/22	3,050
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,422
700,000		Range Resources Corp	7.250	05/01/18	728
3,335,000		Range Resources Corp	5.000	08/15/22	3,402
3,126,200		Ras Laffan Liquefied Natural Gas Co Ltd	5.298	09/30/20	3,478
1,600,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	3.149	03/06/17	1,608
5,150,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	5,105
7,925,000	g	Schlumberger Investment S.A.	2.400	08/01/22	7,814
6,250,000		Shell International Finance BV	3.100	06/28/15	6,606
7,620,000		Shell International Finance BV	4.300	09/22/19	8,826

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,925,000		Shell International Finance BV	6.375%	12/15/38	$2,659
5,000,000	g	Sibur Securities Ltd	3.914	01/31/18	4,913
3,464,000		Southwestern Energy Co	7.500	02/01/18	4,255
2,800,000		Statoil ASA	2.900	10/15/14	2,905
2,075,000		Statoil ASA	1.200	01/17/18	2,082
5,300,000		Statoil ASA	2.450	01/17/23	5,214
4,025,000		Total Capital Canada Ltd	1.450	01/15/18	4,061
6,100,000		Total Capital International S.A.	1.500	02/17/17	6,205
2,175,000		TransCanada Pipelines Ltd	4.000	06/15/13	2,190
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	4,119
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	2,933
13,225,000		Vale Overseas Ltd	4.375	01/11/22	13,569
2,760,000		Vale Overseas Ltd	6.875	11/21/36	3,135
3,375,000		Valero Energy Corp	4.500	02/01/15	3,595
5,000,000		XTO Energy, Inc	6.250	04/15/13	5,009
4,400,000		XTO Energy, Inc	4.625	06/15/13	4,435

		TOTAL ENERGY			493,220

FOOD & STAPLES RETAILING - 0.2%
5,690,000		CVS Caremark Corp	3.250	05/18/15	5,991
5,114,000		CVS Caremark Corp	5.750	06/01/17	6,048
6,000,000		CVS Caremark Corp	2.750	12/01/22	5,915
1,500,000		Ingles Markets, Inc	8.875	05/15/17	1,573
1,205,000		Kroger Co	5.000	04/15/13	1,207
3,750,000		Safeway, Inc	3.400	12/01/16	3,954
880,000		Stater Bros Holdings, Inc	7.750	04/15/15	880
900,000		Stater Bros Holdings, Inc	7.375	11/15/18	962

		TOTAL FOOD & STAPLES RETAILING			26,530

FOOD, BEVERAGE & TOBACCO - 1.3%
7,550,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	7,191
19,410,000		Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	19,188
6,300,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	6,676
10,575,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	10,663
7,650,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	7,519
5,125,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	5,702
4,500,000	g	CCL Finance Ltd	9.500	08/15/14	4,901
6,150,000		Coca-Cola Co	0.750	03/13/15	6,181
18,750,000		Coca-Cola Co	1.800	09/01/16	19,384
3,250,000		ConAgra Foods, Inc	1.300	01/25/16	3,276
4,080,000		General Mills, Inc	5.200	03/17/15	4,432
11,000,000		General Mills, Inc	3.150	12/15/21	11,534
5,525,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	5,989
3,950,000	g	Heineken NV	4.000	10/01/42	3,747
6,000,000		HJ Heinz Co	1.500	03/01/17	6,057
2,530,000		Kraft Foods, Inc	6.125	02/01/18	3,034
8,750,000		Kraft Foods, Inc	5.375	02/10/20	10,411
8,105,000		Kraft Foods, Inc	6.500	02/09/40	10,525
625,000		PepsiAmericas, Inc	4.375	02/15/14	646
680,000		PepsiCo, Inc	7.900	11/01/18	905
22,500,000		PepsiCo, Inc	2.750	03/01/23	22,521
2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,101
2,900,000		Philip Morris International, Inc	4.875	05/16/13	2,916

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$7,425,000		Philip Morris International, Inc	6.875%	03/17/14	$7,889
1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,074

		TOTAL FOOD, BEVERAGE & TOBACCO			185,462

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
3,900,000		Becton Dickinson and Co	1.750	11/08/16	4,005
3,950,000		Cardinal Health, Inc	3.200	03/15/23	3,930
2,325,000		CHS/Community Health Systems	5.125	08/15/18	2,435
7,150,000		Covidien International Finance S.A.	1.350	05/29/15	7,253
3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,964
6,500,000		Express Scripts Holding Co	2.100	02/12/15	6,640
6,850,000		Express Scripts Holding Co	3.900	02/15/22	7,349
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,961
4,000,000	g	Fresenius Medical Care II	5.625	07/31/19	4,390
4,560,000		HCA, Inc	6.500	02/15/20	5,144
9,575,000		HCA, Inc	5.875	03/15/22	10,317
5,000,000		HCA, Inc	5.875	05/01/23	5,200
4,250,000		McKesson Corp	0.950	12/04/15	4,262
1,252,000		McKesson Corp	3.250	03/01/16	1,342
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,771
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,898
12,280,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	13,015
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,342

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			94,218

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
7,175,000		Clorox Co	3.800	11/15/21	7,716
2,620,000		Colgate-Palmolive Co	2.300	05/03/22	2,618
4,525,000		Ecolab, Inc	1.450	12/08/17	4,493

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			14,827

INSURANCE - 1.4%
3,825,000		ACE INA Holdings, Inc	5.875	06/15/14	4,065
6,560,000		Aetna, Inc	6.500	09/15/18	8,102
1,925,000		Aetna, Inc	6.625	06/15/36	2,500
5,375,000		Allstate Corp	7.450	05/16/19	7,067
500,000		American International Group, Inc	3.650	01/15/14	512
11,275,000		Berkshire Hathaway, Inc	1.900	01/31/17	11,631
3,750,000		Chubb Corp	6.000	05/11/37	4,807
1,390,000		CIGNA Corp	5.125	06/15/20	1,603
6,900,000		CIGNA Corp	4.500	03/15/21	7,716
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	8,032
4,500,000		Hartford Financial Services Group, Inc	4.000	10/15/17	4,984
2,800,000		Lincoln National Corp	7.000	06/15/40	3,688
5,250,000	g	MetLife Institutional Funding II	1.625	04/02/15	5,336
7,675,000		Metlife, Inc	6.750	06/01/16	9,023
4,500,000		Metlife, Inc	5.700	06/15/35	5,267
6,500,000		Metlife, Inc	4.125	08/13/42	6,085
2,825,000		Principal Financial Group, Inc	1.850	11/15/17	2,854
5,500,000	g	Principal Life Global Funding I	5.125	10/15/13	5,638
5,000,000		Progressive Corp	3.750	08/23/21	5,447
2,000,000		Prudential Financial, Inc	3.875	01/14/15	2,104
8,050,000		Prudential Financial, Inc	7.375	06/15/19	10,336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000		Prudential Financial, Inc	6.625%	06/21/40	$6,360
7,000,000		Prudential Financial, Inc	6.200	11/15/40	8,466
8,650,000	i	Prudential Financial, Inc	5.200	03/15/44	8,672
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,522
2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,418
6,100,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	5,893
4,250,000		Travelers Cos, Inc	5.800	05/15/18	5,192
7,875,000		UnitedHealth Group, Inc	0.850	10/15/15	7,899
6,000,000		UnitedHealth Group, Inc	1.400	10/15/17	6,043
7,450,000		UnitedHealth Group, Inc	3.950	10/15/42	7,016
1,800,000		WellPoint, Inc	5.875	06/15/17	2,119
6,750,000		WellPoint, Inc	3.125	05/15/22	6,796
2,250,000		WellPoint, Inc	5.850	01/15/36	2,655
7,850,000		WellPoint, Inc	4.625	05/15/42	7,881
7,000,000		Willis Group Holdings plc	4.125	03/15/16	7,438
2,400,000		WR Berkley Corp	5.375	09/15/20	2,708

		TOTAL INSURANCE			207,875

MATERIALS - 1.8%
3,385,000		3M Co	4.375	08/15/13	3,437
4,150,000		3M Co	5.700	03/15/37	5,359
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,601
1,125,000		Airgas, Inc	4.500	09/15/14	1,184
1,000,000		Airgas, Inc	7.125	10/01/18	1,066
2,150,000	g	Anglo American Capital plc	4.450	09/27/20	2,301
1,860,000		ArcelorMittal	4.250	08/05/15	1,933
3,500,000		ArcelorMittal	5.000	02/25/17	3,663
1,015,000		Ball Corp	7.125	09/01/16	1,073
355,000		Ball Corp	7.375	09/01/19	393
4,000,000		Ball Corp	5.750	05/15/21	4,320
1,365,000		Ball Corp	5.000	03/15/22	1,420
7,725,000		Barrick Gold Corp	3.850	04/01/22	7,897
7,175,000		Barrick North America Finance LLC	4.400	05/30/21	7,662
10,100,000	g	Braskem Finance Ltd	5.375	05/02/22	10,464
3,000,000		Celanese US Holdings LLC	6.625	10/15/18	3,244
550,000	g	Cemex SAB de C.V.	5.875	03/25/19	555
2,000,000		CF Industries, Inc	6.875	05/01/18	2,396
3,175,000		CF Industries, Inc	7.125	05/01/20	3,934
7,150,000	g	Cia Minera Milpo SAA	4.625	03/28/23	7,107
3,550,000		Corning, Inc	1.450	11/15/17	3,565
2,400,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	2,513
5,100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	5,349
2,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,833
4,030,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	3,701
9,270,000		Crown Americas LLC	6.250	02/01/21	10,127
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,172
6,000,000		E.I. du Pont de Nemours & Co	4.625	01/15/20	6,949
5,500,000		E.I. du Pont de Nemours & Co	3.250	01/15/15	5,769
12,625,000	g	Freeport McMoran	2.375	03/15/18	12,678
12,000,000	g	Freeport McMoran	3.100	03/15/20	12,040
1,500,000		Graphic Packaging International, Inc	9.500	06/15/17	1,594
1,400,000		Greif, Inc	7.750	08/01/19	1,631
13,016,000		International Paper Co	4.750	02/15/22	14,651

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,250,000		International Paper Co	7.300%	11/15/39	$5,603
3,000,000		LyondellBasell Industries NV	5.000	04/15/19	3,390
1,950,000		LyondellBasell Industries NV	6.000	11/15/21	2,311
2,125,000	g	Mexichem SAB de C.V.	4.875	09/19/22	2,253
7,650,000		Newmont Mining Corp	3.500	03/15/22	7,702
5,050,000		Praxair, Inc	5.250	11/15/14	5,436
7,500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	7,780
9,525,000		Rio Tinto Finance USA plc	2.875	08/21/22	9,322
5,000,000		Rock Tenn Co	3.500	03/01/20	5,111
3,000,000		Rock Tenn Co	4.000	03/01/23	3,034
12,475,000		Sherwin-Williams Co	1.350	12/15/17	12,523
3,140,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	3,538
4,625,000		Teck Resources Ltd	2.500	02/01/18	4,668
9,950,000		Teck Resources Ltd	3.750	02/01/23	9,710
1,940,000		Teck Resources Ltd	6.000	08/15/40	2,012
11,850,000		Teck Resources Ltd	5.200	03/01/42	10,920

		TOTAL MATERIALS			256,894

MEDIA - 1.4%
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,102
1,388,000		Cinemark USA, Inc	8.625	06/15/19	1,532
13,150,000		Comcast Corp	2.850	01/15/23	13,106
33,000,000		Comcast Corp	4.250	01/15/33	33,218
7,000,000		DIRECTV Holdings LLC	2.400	03/15/17	7,180
4,700,000		DIRECTV Holdings LLC	5.150	03/15/42	4,542
8,725,000		Discovery Communications LLC	3.300	05/15/22	8,891
10,000,000	g	DISH DBS Corp	5.000	03/15/23	9,838
5,000,000		Grupo Televisa S.A.	6.000	05/15/18	5,824
2,160,000		Lamar Media Corp	7.875	04/15/18	2,352
1,850,000		Lamar Media Corp	5.875	02/01/22	2,003
10,000,000		Lamar Media Corp	5.000	05/01/23	10,000
7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,263
7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,721
10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,259
2,105,000		News America, Inc	7.625	11/30/28	2,757
1,578,000		News America, Inc	6.550	03/15/33	1,862
3,575,000		News America, Inc	6.650	11/15/37	4,416
3,800,000		News America, Inc	6.900	08/15/39	4,838
3,315,000		Nielsen Finance LLC	7.750	10/15/18	3,680
2,800,000	g	Nielsen Finance LLC	4.500	10/01/20	2,796
2,100,000		Time Warner Cable, Inc	8.750	02/14/19	2,777
9,675,000		Time Warner Cable, Inc	8.250	04/01/19	12,594
9,850,000		Time Warner Cable, Inc	4.500	09/15/42	8,954
3,000,000		Time Warner, Inc	3.150	07/15/15	3,159
3,825,000		Time Warner, Inc	6.500	11/15/36	4,609
5,000,000		Time Warner, Inc	5.375	10/15/41	5,379
5,525,000		Time Warner, Inc	4.900	06/15/42	5,550
4,850,000		Viacom, Inc	1.250	02/27/15	4,884
5,400,000		Viacom, Inc	2.500	12/15/16	5,627
3,000,000		Viacom, Inc	3.500	04/01/17	3,207

		TOTAL MEDIA			202,920

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
$18,200,000	g	AbbVie, Inc	1.200%	11/06/15	$18,342
14,475,000	g	AbbVie, Inc	1.750	11/06/17	14,651
7,025,000	g	AbbVie, Inc	2.900	11/06/22	7,031
5,000,000	g	CFR International S.p.A	5.125	12/06/22	5,140
5,450,000		Johnson & Johnson	2.150	05/15/16	5,705
3,140,000		Life Technologies Corp	3.500	01/15/16	3,277
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,677
2,750,000		Mead Johnson Nutrition Co	5.900	11/01/39	3,257
3,500,000	g	Mylan, Inc	7.875	07/15/20	4,084
1,750,000		NBTY, Inc	9.000	10/01/18	1,956
3,750,000		Novartis Capital Corp	4.125	02/10/14	3,865
15,775,000		Novartis Capital Corp	2.900	04/24/15	16,544
2,750,000		Novartis Capital Corp	3.700	09/21/42	2,654
8,750,000		Sanofi-Aventis S.A.	2.625	03/29/16	9,212
3,450,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	3,490
5,700,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	5,778

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			109,663

REAL ESTATE - 0.8%
1,485,000		AMB Property LP	7.625	08/15/14	1,605
2,310,000		AMB Property LP	4.500	08/15/17	2,540
7,500,000		AvalonBay Communities, Inc	2.850	03/15/23	7,310
3,750,000		Boston Properties LP	3.850	02/01/23	3,963
2,000,000		Brandywine Operating Partnership LP	5.400	11/01/14	2,121
3,965,000		Camden Property Trust	4.625	06/15/21	4,455
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,518
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,399
255,000		Federal Realty Investment Trust	5.650	06/01/16	287
700,000		Federal Realty Investment Trust	5.900	04/01/20	832
2,225,000		Federal Realty Investment Trust	3.000	08/01/22	2,197
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,163
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,616
3,550,000	g	Healthcare Trust of America Holdings LP	3.700	04/15/23	3,547
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	1,795
5,000,000		Highwoods Realty LP	3.625	01/15/23	4,941
3,800,000		Kilroy Realty LP	3.800	01/15/23	3,892
6,400,000		Liberty Property LP	4.125	06/15/22	6,766
2,925,000		Liberty Property LP	3.375	06/15/23	2,904
4,000,000		National Retail Properties, Inc	5.500	07/15/21	4,614
1,700,000		National Retail Properties, Inc	3.800	10/15/22	1,739
2,325,000		Regency Centers LP	5.250	08/01/15	2,524
225,000		Regency Centers LP	5.875	06/15/17	258
800,000		Simon Property Group LP	5.250	12/01/16	910
4,150,000		Simon Property Group LP	2.800	01/30/17	4,373
3,040,000		Simon Property Group LP	10.350	04/01/19	4,387
6,900,000		Simon Property Group LP	2.750	02/01/23	6,777
1,360,000		Ventas Realty LP	3.125	11/30/15	1,438
8,050,000		Ventas Realty LP	2.000	02/15/18	8,096
3,750,000		Ventas Realty LP	4.000	04/30/19	4,092
1,850,000		Ventas Realty LP	4.250	03/01/22	1,987
4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,776

		TOTAL REAL ESTATE			111,822

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

RETAILING - 0.6%
$3,000,000		AmeriGas Partners LP	6.250%	08/20/19	$3,195
2,000,000		Asbury Automotive Group, Inc	7.625	03/15/17	2,058
2,500,000		AutoNation, Inc	5.500	02/01/20	2,713
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,654
3,855,000		Limited Brands, Inc	5.625	02/15/22	4,086
19,000,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	18,388
8,315,000		O’Reilly Automotive, Inc	4.625	09/15/21	9,146
4,550,000		O’Reilly Automotive, Inc	3.800	09/01/22	4,718
3,000,000	g	QVC, Inc	7.125	04/15/17	3,107
2,000,000	g	QVC, Inc	7.500	10/01/19	2,210
2,475,000		QVC, Inc	5.125	07/02/22	2,622
4,400,000	g	QVC, Inc	4.375	03/15/23	4,448
875,000		Wal-Mart Stores, Inc	3.000	02/03/14	895
3,450,000		Wal-Mart Stores, Inc	3.250	10/25/20	3,731
3,437,000		Wal-Mart Stores, Inc	4.250	04/15/21	3,940
3,675,000		Wal-Mart Stores, Inc	5.000	10/25/40	4,211
12,000,000		Wal-Mart Stores, Inc	5.625	04/15/41	15,009
3,900,000	g	WEX, Inc	4.750	02/01/23	3,773

		TOTAL RETAILING			91,904

SOFTWARE & SERVICES - 0.6%
2,075,000		Equinix, Inc	4.875	04/01/20	2,091
11,500,000		Fidelity National Information Services, Inc	5.000	03/15/22	12,204
20,000,000		International Business Machines Corp	0.750	05/11/15	20,131
4,030,000		International Business Machines Corp	1.950	07/22/16	4,180
8,825,000		Microsoft Corp	1.625	09/25/15	9,070
2,850,000		Microsoft Corp	0.875	11/15/17	2,840
3,075,000	g	NCR Corp	4.625	02/15/21	3,060
3,925,000		Oracle Corp	3.750	07/08/14	4,088
7,850,000		Oracle Corp	1.200	10/15/17	7,859
3,100,000		Oracle Corp	5.750	04/15/18	3,741
20,425,000		Oracle Corp	2.500	10/15/22	20,051
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,070

		TOTAL SOFTWARE & SERVICES			90,385

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
4,000,000		Amphenol Corp	4.750	11/15/14	4,237
1,000,000		Brocade Communications Systems, Inc	6.875	01/15/20	1,095
1,975,000	g	CC Holdings GS V LLC	2.381	12/15/17	1,988
10,300,000		Discovery Communications LLC	4.875	04/01/43	10,538
5,962,000	g	Flextronics International Ltd	4.625	02/15/20	6,022
38,125,000		General Electric Co	0.850	10/09/15	38,252
3,300,000		General Electric Co	5.250	12/06/17	3,866
11,950,000		General Electric Co	2.700	10/09/22	11,951
5,325,000		General Electric Co	4.125	10/09/42	5,338
3,500,000		Jabil Circuit, Inc	5.625	12/15/20	3,710
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,236
3,600,000		Xerox Corp	8.250	05/15/14	3,885
10,275,000		Xerox Corp	4.500	05/15/21	10,988

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			104,106

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

TELECOMMUNICATION SERVICES - 1.9%
$2,870,000		America Movil SAB de C.V.	2.375%	09/08/16	$2,952
11,875,000		America Movil SAB de C.V.	3.125	07/16/22	11,645
3,575,000		American Tower Corp	4.700	03/15/22	3,885
7,500,000		American Tower Corp	3.500	01/31/23	7,439
2,500,000		AT&T, Inc	2.500	08/15/15	2,597
20,750,000		AT&T, Inc	2.950	05/15/16	21,953
7,225,000		AT&T, Inc	1.400	12/01/17	7,175
15,050,000		AT&T, Inc	2.625	12/01/22	14,531
11,500,000		AT&T, Inc	6.300	01/15/38	13,795
4,715,000	g	AT&T, Inc	4.350	06/15/45	4,383
4,500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	5,104
13,125,000		BellSouth Corp	5.200	09/15/14	13,980
8,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	8,534
13,850,000		Cellco Partnership	8.500	11/15/18	18,432
4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,098
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,664
3,625,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	3,639
3,100,000	g	Globo Comunicacao e Participacoes S.A.	4.875	04/11/22	3,350
12,070,000	g	Oi S.A.	5.750	02/10/22	12,613
4,500,000		Rogers Communications, Inc	3.000	03/15/23	4,516
2,050,000	g,h	SES	3.600	04/04/23	2,050
1,225,000		Sprint Nextel Corp	6.000	12/01/16	1,329
3,075,000		Telecom Italia Capital S.A.	6.175	06/18/14	3,217
6,694,000		Telecom Italia Capital S.A.	6.999	06/04/18	7,554
2,406,000		Telecom Italia Capital S.A.	7.175	06/18/19	2,736
11,100,000		Telefonica Emisiones SAU	3.992	02/16/16	11,570
3,775,000		Telefonica Emisiones SAU	5.462	02/16/21	4,063
4,500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	5,236
5,125,000		Verizon Communications, Inc	5.250	04/15/13	5,133
21,600,000		Verizon Communications, Inc	0.700	11/02/15	21,492
1,250,000		Verizon Communications, Inc	6.100	04/15/18	1,509
1,888,000		Verizon Communications, Inc	8.750	11/01/18	2,539
15,550,000		Verizon Communications, Inc	3.850	11/01/42	13,449
8,275,000	g	VimpelCom Holdings BV	5.950	02/13/23	8,223
2,250,000		Virgin Media Finance plc	4.875	02/15/22	2,278
5,000,000		Virgin Media Finance plc	5.250	02/15/22	5,081
735,000		Windstream Corp	8.125	09/01/18	805

		TOTAL TELECOMMUNICATION SERVICES			268,549

TRANSPORTATION - 0.4%
5,730,000	g	Asciano Finance	5.000	04/07/18	6,286
1,800,000	g	Asciano Finance Ltd	3.125	09/23/15	1,854
5,000,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	5,309
3,475,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	3,759
7,575,000		CSX Corp	4.100	03/15/44	7,156
5,750,000	g	DP World Ltd	6.850	07/02/37	6,538
2,325,000		Embraer Overseas Ltd	6.375	01/15/20	2,688
3,900,000	g	ERAC USA Finance LLC	3.300	10/15/22	3,929
4,150,000	g	ERAC USA Finance LLC	5.625	03/15/42	4,627
7,750,000		United Parcel Service, Inc	3.125	01/15/21	8,272
4,900,000		United Parcel Service, Inc	3.625	10/01/42	4,690

		TOTAL TRANSPORTATION			55,108

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

UTILITIES - 2.9%
$1,325,000	g	Abu Dhabi National Energy Co	2.500%	01/12/18	$1,332
3,630,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	4,270
3,500,000	g	Abu Dhabi National Energy Co	3.625	01/12/23	3,526
10,000,000		Alabama Power Co	3.850	12/01/42	9,606
8,435,000		Alliant Energy Corp	4.000	10/15/14	8,841
15,000,000		American Electric Power Co, Inc	1.650	12/15/17	15,051
6,000,000		American Electric Power Co, Inc	2.950	12/15/22	5,995
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,877
5,500,000		Atmos Energy Corp	8.500	03/15/19	7,421
7,150,000		Atmos Energy Corp	4.150	01/15/43	7,113
1,800,000	g	Calpine Corp	7.500	02/15/21	1,976
4,500,000		Carolina Power & Light Co	5.125	09/15/13	4,596
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,713
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,325
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	4,170
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,392
4,500,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	4,798
11,930,000	g	CEZ AS.	4.250	04/03/22	12,645
6,125,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	5,745
2,500,000		CMS Energy Corp	5.050	02/15/18	2,851
5,450,000		CMS Energy Corp	4.700	03/31/43	5,450
2,500,000	g	Colbun S.A.	6.000	01/21/20	2,809
5,860,000	g	Comision Federal de Electricidad	4.875	05/26/21	6,512
2,075,000	g	Comision Federal de Electricidad	5.750	02/14/42	2,262
3,055,000		Commonwealth Edison Co	4.000	08/01/20	3,436
4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,332
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,323
9,050,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	8,925
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,530
3,750,000		Detroit Edison Co	3.950	06/15/42	3,731
4,000,000		Dominion Resources, Inc	4.050	09/15/42	3,866
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	7,379
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,609
5,690,000	g	Eskom Holdings Ltd	5.750	01/26/21	6,159
2,000,000		Florida Power Corp	6.400	06/15/38	2,669
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,633
3,000,000		Georgia Power Co	5.400	06/01/40	3,531
2,000,000		Georgia Power Co	4.300	03/15/42	2,007
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	6,298
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	3,010
3,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	3,731
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,279
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,780
1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,930
7,150,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	8,039
3,280,000	g	Korea Hydro & Nuclear Power Co Ltd	3.000	09/19/22	3,224
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,310
4,500,000	g	Majapahit Holding BV	7.875	06/29/37	5,816
5,950,000		Midamerican Energy Holdings Co	5.950	05/15/37	7,332
2,800,000		Nevada Power Co	6.500	08/01/18	3,484
3,335,000		Nevada Power Co	5.450	05/15/41	4,000
2,850,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	3,171

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$8,400,000		Oncor Electric Delivery Co LLC	4.550%	12/01/41	$8,494
4,850,000		ONEOK Partners LP	3.375	10/01/22	4,817
5,250,000		Pacific Gas & Electric Co	8.250	10/15/18	7,041
2,750,000		PacifiCorp	6.000	01/15/39	3,587
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	5,003
8,450,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	9,168
6,750,000		PG&E Corp	5.750	04/01/14	7,070
750,000		Potomac Electric Power Co	7.900	12/15/38	1,195
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,298
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,104
1,750,000		PPL Electric Utilities Corp	5.200	07/15/41	2,094
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,853
4,625,000		Public Service Co of Colorado	3.200	11/15/20	4,995
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	10,278
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	3,121
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	5,512
2,300,000	g	Sabine Pass LNG LP	6.500	11/01/20	2,421
4,275,000		San Diego Gas & Electric Co	3.000	08/15/21	4,532
3,100,000		San Diego Gas & Electric Co	3.950	11/15/41	3,143
3,000,000		Sempra Energy	2.300	04/01/17	3,118
4,000,000		Sempra Energy	6.000	10/15/39	4,974
2,325,000		Tampa Electric Co	4.100	06/15/42	2,381
2,600,000		Veolia Environnement	5.250	06/03/13	2,616
3,680,000		Virginia Electric and Power Co	2.950	01/15/22	3,858
3,000,000		Williams Partners LP	3.800	02/15/15	3,159
5,075,000		Williams Partners LP	4.000	11/15/21	5,317
8,300,000		Williams Partners LP	3.350	08/15/22	8,208
6,200,000		Williams Partners LP	6.300	04/15/40	7,214
14,000,000	g	Wpd Investment Holdings Ltd	3.900	05/01/16	14,788
4,000,000		Xcel Energy, Inc	4.800	09/15/41	4,446

		TOTAL UTILITIES			409,615

		TOTAL CORPORATE BONDS			4,819,291

		(Cost $4,593,908)

GOVERNMENT BONDS - 58.9%

AGENCY SECURITIES - 3.8%
18,696,300		AMAL Ltd	3.465	08/21/21	20,410
3,000,000		Amber Circle Funding LTD	3.250	12/04/22	2,993
4,569,572		Cal Dive I- Title XI, Inc	4.930	02/01/27	5,228
9,750,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	9,781
15,000,000		Federal Home Loan Bank (FHLB)	1.875	06/21/13	15,060
20,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.000	07/28/14	20,722
19,600,000		Federal National Mortgage Association (FNMA)	1.250	08/20/13	19,684
23,500,000		FNMA	3.000	09/16/14	24,463
35,000,000		FNMA	2.625	11/20/14	36,368
28,305,000		Lutheran Medical Center	1.982	02/20/30	28,693
1,719,886		National Credit Union Administration	1.840	10/07/20	1,740
18,220,142		Premier Aircraft Leasing	3.576	02/06/22	20,039
25,000,000		Private Export Funding Corp (PEFCO)	3.550	04/15/13	25,038
10,000,000		PEFCO	3.050	10/15/14	10,416
7,000,000		PEFCO	4.550	05/15/15	7,624

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$15,000,000		PEFCO	2.125%	07/15/16	$15,793
50,000,000		PEFCO	1.375	02/15/17	51,300
17,000,000		PEFCO	5.450	09/15/17	20,336
10,000,000		PEFCO	2.250	12/15/17	10,607
5,000,000		PEFCO	4.375	03/15/19	5,897
17,300,000		PEFCO	1.450	08/15/19	17,493
35,000,000		PEFCO	4.300	12/15/21	41,320
30,000,000		PEFCO	2.050	11/15/22	29,725
2,942,188		Totem Ocean Trailer Express, Inc	4.514	12/18/19	3,158
62,753,000		Tunisia Government AID Bonds	1.686	07/16/19	62,436
3,000,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	3,454
18,750,000		KFW	2.625	01/25/22	19,663
15,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	16,310

		TOTAL AGENCY SECURITIES			545,751

FOREIGN GOVERNMENT BONDS - 6.5%
4,300,000	g	Barbados Government International Bond	7.000	08/04/22	4,504
4,210,000		Brazilian Government International Bond	5.875	01/15/19	5,062
9,810,000		Brazilian Government International Bond	2.625	01/05/23	9,418
825,000		Brazilian Government International Bond	7.125	01/20/37	1,145
4,500,000		Brazilian Government International Bond	5.625	01/07/41	5,265
12,200,000		Canada Government International Bond	2.375	09/10/14	12,572
25,275,000		Canada Government International Bond	0.875	02/14/17	25,447
3,630,000		Chile Government International Bond	3.875	08/05/20	4,006
4,840,000		Chile Government International Bond	2.250	10/30/22	4,671
2,675,000		Colombia Government International Bond	4.375	07/12/21	2,992
5,275,000		Colombia Government International Bond	2.625	03/15/23	5,064
4,500,000		Colombia Government International Bond	6.125	01/18/41	5,661
2,850,000	g	Costa Rica Government International Bond	4.250	01/26/23	2,846
3,350,000	g	Croatia Government International Bond	6.375	03/24/21	3,603
2,325,000	g,h	Croatia Government International Bond	5.500	04/04/23	2,315
5,208,000		Eksportfinans ASA	2.000	09/15/15	5,000
32,500,000		European Investment Bank	1.125	04/15/15	32,953
3,500,000		European Investment Bank	4.875	02/15/36	4,167
15,350,000		Export Development Canada	2.250	05/28/15	15,972
5,825,000		Export-Import Bank of Korea	1.250	11/20/15	5,829
2,775,000		Export-Import Bank of Korea	1.750	02/27/18	2,766
1,900,000		Export-Import Bank of Korea	5.125	06/29/20	2,184
4,200,000		Export-Import Bank of Korea	4.375	09/15/21	4,642
3,000,000		Federative Republic of Brazil	6.000	01/17/17	3,492
3,225,000	g	Guatemala Government Bond	4.875	02/13/28	3,152
1,650,000		Hungary Government International Bond	4.125	02/19/18	1,576
2,810,000		Hungary Government International Bond	6.375	03/29/21	2,894
2,200,000		Hungary Government International Bond	5.375	02/21/23	2,071
40,200,000		Hydro Quebec	1.375	06/19/17	40,731
4,500,000	g	Iceland Government International Bond	4.875	06/16/16	4,798
1,660,000	g	Indonesia Government International Bond	3.750	04/25/22	1,685
10,075,000		Israel Government International Bond	4.000	06/30/22	10,881
4,850,000		Israel Government International Bond	4.500	01/30/43	4,662
4,400,000		Italy Government International Bond	5.375	06/12/17	4,771
1,610,000		Italy Government International Bond	6.875	09/27/23	1,848
13,000,000	g	Kommunalbanken AS.	1.375	06/08/17	13,234
5,800,000	g,i	Kommunalbanken AS.	0.469	02/20/18	5,792

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,800,000		Korea Development Bank	1.500%	01/22/18	$4,731
3,750,000		Korea Development Bank	3.000	09/14/22	3,726
3,670,000	g	Korea Housing Finance Corp	3.500	12/15/16	3,920
3,250,000	g	Korea Housing Finance Corp	1.625	09/15/18	3,190
5,000,000	g	Lithuania Government International Bond	5.125	09/14/17	5,537
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,150
4,500,000		Mexico Government International Bond	3.625	03/15/22	4,781
2,900,000		Mexico Government International Bond	6.750	09/27/34	3,857
5,000,000		Mexico Government International Bond	6.050	01/11/40	6,187
4,000,000		Mexico Government International Bond	4.750	03/08/44	4,150
4,100,000	g	Mongolia Government International Bond	5.125	12/05/22	3,823
3,750,000	g	Morocco Government International Bond	4.250	12/11/22	3,827
800,000	g	Morocco Government International Bond	5.500	12/11/42	794
3,600,000	g	Namibia International Bonds	5.500	11/03/21	3,978
9,250,000	g	National Bank of Canada	1.650	01/30/14	9,346
5,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	5,195
89,950,000		North American Development Bank	2.400	10/26/22	86,072
1,135,000		Panama Government International Bond	7.125	01/29/26	1,529
2,450,000		Panama Government International Bond	6.700	01/26/36	3,265
1,000,000		Peruvian Government International Bond	7.125	03/30/19	1,283
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,694
1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,694
6,350,000		Poland Government International Bond	6.375	07/15/19	7,801
6,167,000		Poland Government International Bond	5.125	04/21/21	7,123
4,280,000		Poland Government International Bond	5.000	03/23/22	4,890
4,635,000		Poland Government International Bond	3.000	03/17/23	4,489
25,000,000	g	Province of Alberta Canada	1.000	06/21/17	25,151
13,825,000		Province of British Columbia Canada	2.850	06/15/15	14,552
21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,357
15,000,000		Province of British Columbia Canada	2.000	10/23/22	14,630
3,000,000		Province of Manitoba Canada	2.125	04/22/13	3,003
20,000,000		Province of Manitoba Canada	1.375	04/28/14	20,232
20,750,000		Province of Manitoba Canada	1.750	05/30/19	21,048
20,000,000		Province of New Brunswick Canada	2.750	06/15/18	21,500
12,000,000		Province of Nova Scotia Canada	2.375	07/21/15	12,502
27,400,000		Province of Ontario Canada	4.100	06/16/14	28,630
24,250,000		Province of Ontario Canada	2.950	02/05/15	25,356
35,525,000		Province of Ontario Canada	2.700	06/16/15	37,222
24,000,000		Province of Ontario Canada	2.300	05/10/16	25,164
10,000,000		Province of Ontario Canada	4.000	10/07/19	11,408
2,250,000		Province of Quebec Canada	5.125	11/14/16	2,598
8,835,000		Province of Quebec Canada	4.625	05/14/18	10,302
22,500,000		Province of Quebec Canada	3.500	07/29/20	24,919
20,000,000		Province of Quebec Canada	2.750	08/25/21	20,763
6,000,000		Province of Quebec Canada	7.500	09/15/29	8,954
2,500,000	g	Qatar Government International Bond	4.500	01/20/22	2,804
4,230,000	g	Republic of Indonesia	4.875	05/05/21	4,632
2,500,000	g	Republic of Indonesia	5.250	01/17/42	2,662
6,800,000	g	Republic of Latvia	2.750	01/12/20	6,538
1,070,000	g	Republic of Serbia	7.250	09/28/21	1,185
3,200,001	i	Republic of Serbia	6.750	11/01/24	3,208
4,500,000		Republic of Turkey	7.500	07/14/17	5,366
1,650,000		Republic of Turkey	6.000	01/14/41	1,848

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,200,000	g	Romanian Government International Bond	6.750%	02/07/22	$4,888
5,025,000	g	Romanian Government International Bond	4.375	08/22/23	4,920
3,900,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	4,072
3,900,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	4,080
3,375,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	3,814
3,670,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	4,120
2,300,000	g	Slovakia Government International Bond	4.375	05/21/22	2,427
4,502,000		South Africa Government International Bond	6.875	05/27/19	5,481
3,500,000		South Africa Government International Bond	5.500	03/09/20	3,999
3,775,000		South Africa Government International Bond	4.665	01/17/24	4,039
1,600,000		South Africa Government International Bond	6.250	03/08/41	1,940
15,000,000	g	Spain Government International Bond	4.000	03/06/18	14,859
2,700,000	g	Sri Lanka Government International Bond	6.250	10/04/20	2,875
1,630,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,726
1,600,000	g	Sri Lanka Government International Bond	5.875	07/25/22	1,660
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	8,890
3,650,000		Turkey Government International Bond	5.125	03/25/22	4,015
2,180,000		United Mexican States	5.875	02/17/14	2,271
3,500,000		United Mexican States	5.950	03/19/19	4,235
500,000		United Mexican States	5.125	01/15/20	585
10,856,030		Uruguay Government International Bond	4.125	11/20/45	10,042

		TOTAL FOREIGN GOVERNMENT BONDS			930,175

MORTGAGE BACKED - 27.9%
3,000,892	i	Federal Home Loan Mortgage Corp (FHLMC)	2.436	02/01/36	3,208
4,959,263	i	FHLMC	2.849	07/01/36	5,270
2,651,939	i	FHLMC	2.441	09/01/36	2,850
2,931,131	i	FHLMC	2.599	09/01/36	3,126
3,013,796	i	FHLMC	2.749	09/01/36	3,188
1,823,209	i	FHLMC	2.858	09/01/36	1,951
2,177,243	i	FHLMC	5.780	02/01/37	2,343
6,831,877	i	FHLMC	2.773	03/01/37	7,319
3,323,981	i	FHLMC	5.987	04/01/37	3,609
130,358	i	FHLMC	5.920	05/01/37	140
3,169,370	i	FHLMC	2.760	06/01/37	3,392
3,489,313	i	FHLMC	3.266	08/01/37	3,702
2,756,008	i	FHLMC	1.890	09/01/37	2,904
25,523,031	i	FHLMC (Interest only)	6.357	09/15/41	6,300
6,309,317		FHLMC	3.000	08/15/42	6,240
32,000,000	h	FHLMC	3.500	04/15/43	33,674
143,000,000	h	FHLMC	4.500	04/15/43	152,965
7,871		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	07/01/13	8
401,898		FGLMC	6.500	12/01/16	429
2,736,791		FGLMC	5.000	09/01/18	2,930
1,311,658		FGLMC	4.500	10/01/18	1,431
973,284		FGLMC	4.500	11/01/18	1,036
1,112,176		FGLMC	5.500	01/01/19	1,206
356,032		FGLMC	4.000	06/01/19	379
1,302,530		FGLMC	4.500	01/01/20	1,390
1,216,268		FGLMC	4.500	07/01/20	1,323
792,846		FGLMC	4.500	08/01/20	846
164,718		FGLMC	7.000	10/01/20	181
10,561,136		FGLMC	4.500	06/01/21	11,285

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,673,459	FGLMC	4.500%	06/01/21	$3,925
1,350,035	FGLMC	5.000	04/01/23	1,446
31,460	FGLMC	7.000	05/01/23	37
287,145	FGLMC	6.000	10/01/23	317
293,841	FGLMC	6.000	11/01/23	322
5,098,589	FGLMC	4.000	07/01/24	5,417
1,579,804	FGLMC	4.500	09/01/24	1,682
47,487	FGLMC	8.000	01/01/31	55
81,487	FGLMC	7.000	12/01/31	96
84,740	FGLMC	7.000	12/01/31	100
6,307	FGLMC	7.000	01/01/32	7
341,758	FGLMC	8.000	02/01/32	404
2,464,338	FGLMC	4.500	07/01/33	2,644
1,412,014	FGLMC	5.500	11/01/33	1,589
3,065,053	FGLMC	5.500	12/01/33	3,427
6,094,441	FGLMC	5.500	12/01/33	6,661
12,745,125	FGLMC	7.000	12/01/33	15,079
19,235,462	FGLMC	5.000	01/01/34	20,882
4,494,025	FGLMC	5.000	05/01/34	4,856
2,806,431	FGLMC	6.000	09/01/34	3,106
7,525,715	FGLMC	4.500	10/01/34	8,075
666,580	FGLMC	5.500	12/01/34	728
3,369,280	FGLMC	4.500	04/01/35	3,613
2,917,131	FGLMC	6.000	05/01/35	3,231
1,008,730	FGLMC	6.000	05/01/35	1,122
1,846,312	FGLMC	6.000	05/01/35	2,043
1,259,738	FGLMC	6.000	05/01/35	1,400
1,317,582	FGLMC	6.000	05/01/35	1,463
887,377	FGLMC	6.000	05/01/35	980
5,120,220	FGLMC	7.000	05/01/35	6,058
2,350,918	FGLMC	5.500	06/01/35	2,564
7,281,270	FGLMC	5.500	06/01/35	7,937
1,332,136	FGLMC	5.500	06/01/35	1,452
1,098,525	FGLMC	5.500	06/01/35	1,197
2,123,646	FGLMC	6.000	06/01/35	2,358
4,449,726	FGLMC	4.500	08/01/35	4,769
511,662	FGLMC	5.000	10/01/35	552
346,510	FGLMC	6.500	11/01/35	397
405,973	FGLMC	6.000	01/01/36	444
1,361,628	FGLMC	5.000	02/01/36	1,470
582,560	FGLMC	5.500	04/01/36	641
210,032	FGLMC	6.500	05/01/36	240
4,013,589	FGLMC	6.500	10/01/36	4,564
5,850,335	FGLMC	5.500	04/01/37	6,336
8,123,110	FGLMC	5.500	05/01/37	8,798
4,353,439	FGLMC	6.000	08/01/37	4,809
1,851,952	FGLMC	6.000	09/01/37	2,046
2,759,496	FGLMC	6.500	11/01/37	3,140
7,059,564	FGLMC	5.000	04/01/38	7,778
4,530,907	FGLMC	6.000	11/01/38	4,951
5,308,500	FGLMC	4.500	05/01/39	5,679
9,012,085	FGLMC	4.000	06/01/39	9,579
5,041,266	FGLMC	5.000	07/01/39	5,422

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$7,802,722		FGLMC	6.000%	07/01/39	$8,702
19,267,072		FGLMC	4.500	11/01/40	21,485
21,707,761		FGLMC	4.500	12/01/40	24,118
101,000,000	h	FGLMC	4.000	04/15/43	107,344
2,309		Federal National Mortgage Association (FNMA)	5.000	06/01/13	2
2,508,051		FNMA	4.440	07/01/13	2,508
1,997,156		FNMA	4.778	10/01/13	2,023
846,801		FNMA	4.855	02/01/14	852
4,982,580		FNMA	4.440	04/01/14	5,089
1,325,341		FNMA	4.570	01/01/15	1,368
91,630		FNMA	7.500	02/01/15	96
299,649		FNMA	7.500	04/01/15	313
203,071		FNMA	7.500	04/01/15	212
21,578		FNMA	6.500	03/01/16	22
9,098		FNMA	6.500	04/01/16	10
159,820		FNMA	6.500	10/01/16	170
181,199		FNMA	6.500	11/01/16	193
1,530,996		FNMA	5.000	12/01/17	1,656
404,042		FNMA	6.500	02/01/18	439
1,248,063		FNMA	5.500	03/01/18	1,367
3,180,905		FNMA	5.500	04/01/18	3,483
274,680		FNMA	5.500	04/01/18	295
442,595		FNMA	6.500	04/01/18	481
125,780		FNMA	5.500	05/01/18	135
5,770,723		FNMA	4.500	12/01/18	6,367
140,920		FNMA	6.000	01/01/19	154
36,979		FNMA	6.000	02/01/19	41
3,209,491		FNMA	5.000	04/01/19	3,468
1,372,099		FNMA	4.500	06/01/19	1,479
1,991,200		FNMA	5.000	03/01/20	2,154
1,477,699		FNMA	5.500	07/01/20	1,618
703,877		FNMA	4.500	11/01/20	759
1,729,313		FNMA	5.000	12/01/20	1,867
3,222,858		FNMA	5.000	03/01/21	3,486
1,874,329		FNMA	5.500	08/01/21	2,052
1,264,884		FNMA	4.500	03/01/23	1,361
87,675		FNMA	8.000	03/01/23	100
2,441,470		FNMA	4.500	06/01/23	2,628
3,493,707		FNMA	5.000	07/01/23	3,771
1,630,594		FNMA	5.000	07/01/23	1,760
1,665,391		FNMA	5.000	12/01/23	1,830
533,702		FNMA	5.500	02/01/24	587
2,649,661		FNMA	4.000	05/01/24	2,837
1,064,210		FNMA	5.500	07/01/24	1,171
193,037		FNMA	8.000	07/01/24	230
1,818,770		FNMA	4.500	08/01/24	1,957
1,422,689		FNMA	5.500	08/01/24	1,566
9,032,564		FNMA	4.000	09/01/24	9,670
4,260,540		FNMA	5.000	10/01/25	4,672
42,948		FNMA	9.000	11/01/25	52
11,112,395		FNMA	3.000	05/01/27	11,820
53,000,000	h	FNMA	2.500	04/25/28	54,979
93,000,000	h	FNMA	3.000	04/25/28	97,777

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$45,000,000	h	FNMA	4.000%	04/25/28	$48,141
22,000,000	h	FNMA	4.500	04/25/28	23,666
2,723,278		FNMA	6.500	07/01/32	3,124
184,897		FNMA	7.000	07/01/32	220
234,491		FNMA	7.000	07/01/32	279
2,851,027		FNMA	5.500	01/01/33	3,143
1,700,547		FNMA	6.000	01/01/33	1,891
439,118		FNMA	5.000	02/01/33	479
2,937,416		FNMA	4.500	03/25/33	3,060
1,548,003		FNMA	4.500	08/01/33	1,673
1,957,041		FNMA	5.000	08/01/33	2,132
2,679,107		FNMA	4.500	10/01/33	2,895
2,051,719		FNMA	5.000	10/01/33	2,236
467,211		FNMA	5.000	10/01/33	509
13,379,422		FNMA	5.000	11/01/33	14,527
3,628,955		FNMA	5.000	11/01/33	3,967
4,571,418		FNMA	5.000	11/01/33	5,167
259,037		FNMA	5.000	11/01/33	293
3,696,369		FNMA	5.500	12/01/33	4,189
368,149		FNMA	5.500	12/01/33	409
1,024,653		FNMA	5.500	12/01/33	1,128
658,409		FNMA	5.000	03/01/34	717
750,926		FNMA	5.000	03/01/34	818
1,920,695		FNMA	5.000	03/01/34	2,093
557,351		FNMA	5.000	03/01/34	607
4,854,276		FNMA	5.000	03/01/34	5,289
2,636,070		FNMA	5.500	03/01/34	2,921
5,419,138		FNMA	5.000	04/01/34	5,895
17,516,046		FNMA	5.000	08/01/34	19,037
3,332,602		FNMA	6.000	08/01/34	3,751
1,056,701		FNMA	5.500	09/01/34	1,186
1,440,699		FNMA	5.500	09/01/34	1,622
1,105,882		FNMA	5.500	10/01/34	1,245
1,242,393		FNMA	5.500	10/01/34	1,399
1,376,973		FNMA	6.000	12/01/34	1,544
1,364,870		FNMA	5.500	01/01/35	1,502
20,571,480		FNMA	5.500	02/01/35	22,650
2,134,842		FNMA	5.500	04/01/35	2,403
2,127,629		FNMA	6.000	04/01/35	2,373
4,602,979		FNMA	4.500	05/01/35	4,974
8,294,105		FNMA	5.500	05/01/35	9,132
2,592,304		FNMA	6.000	05/01/35	2,897
263,993		FNMA	5.500	06/01/35	290
2,897,509		FNMA	5.500	06/01/35	3,182
409,360		FNMA	5.500	06/01/35	454
991,144		FNMA	5.500	06/01/35	1,091
1,154,753		FNMA	5.500	06/01/35	1,269
71,515		FNMA	7.500	06/01/35	78
948,250		FNMA	5.500	07/01/35	1,038
1,284,945		FNMA	6.000	07/01/35	1,435
2,482,724		FNMA	4.500	08/01/35	2,677
4,232,085		FNMA	5.000	08/01/35	4,596
5,363,586		FNMA	5.500	09/01/35	6,038

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,944,882		FNMA	5.000%	10/01/35	$4,284
2,045,032		FNMA	5.500	11/01/35	2,243
2,928,903	i	FNMA	2.515	02/01/36	3,124
4,002,641		FNMA	5.000	02/01/36	4,346
7,312,987		FNMA	6.000	03/01/36	8,029
1,652,013	i	FNMA	2.760	07/01/36	1,776
2,410,472		FNMA	6.500	09/01/36	2,709
2,682,684		FNMA	6.000	12/01/36	2,945
3,580,050		FNMA	6.500	03/01/37	4,015
114,820		FNMA	6.500	03/01/37	129
2,518,063		FNMA	7.000	04/01/37	2,992
1,310,874		FNMA	6.500	08/01/37	1,471
4,064,565		FNMA	6.500	08/01/37	4,557
2,947,237		FNMA	6.000	09/01/37	3,375
2,241,311		FNMA	6.000	09/01/37	2,521
2,071,466		FNMA	6.000	09/01/37	2,372
3,192,919		FNMA	6.000	09/01/37	3,640
4,014,544		FNMA	6.500	09/01/37	4,530
2,754,981		FNMA	6.500	09/01/37	3,067
1,596,635		FNMA	6.500	09/01/37	1,892
330,794		FNMA	6.500	09/01/37	370
3,739,609		FNMA	6.500	09/01/37	4,197
5,588,574	i	FNMA	2.477	10/01/37	6,016
1,053,475		FNMA	7.000	11/01/37	1,252
370,119		FNMA	6.500	01/01/38	426
87,372		FNMA	6.500	02/01/38	99
2,006,396		FNMA	6.500	03/01/38	2,319
440,705		FNMA	6.500	03/01/38	510
154,547		FNMA	6.500	03/01/38	167
6,218,781		FNMA	6.000	07/01/38	6,820
2,521,080	i	FNMA	4.917	10/01/38	2,714
10,667,406		FNMA	6.000	10/01/38	11,699
3,536,178		FNMA	4.500	01/01/39	3,811
2,749,258		FNMA	5.500	01/01/39	2,999
2,481,186		FNMA	6.000	01/01/39	2,721
3,460,989		FNMA	6.000	01/01/39	3,796
4,958,504		FNMA	4.500	02/01/39	5,343
6,906,923		FNMA	4.500	02/01/39	7,443
2,985,538		FNMA	5.500	02/01/39	3,256
7,426,487		FNMA	4.000	04/01/39	8,152
4,165,483		FNMA	4.500	05/01/39	4,489
6,518,484		FNMA	4.500	08/01/39	7,024
11,659,166		FNMA	5.500	08/01/39	12,957
46,972,766		FNMA	4.500	09/01/40	50,675
24,760,619		FNMA	4.500	09/01/40	26,712
11,305,203		FNMA	4.000	11/01/40	12,058
22,439,475		FNMA	4.500	11/01/40	24,573
19,672,739		FNMA	4.000	02/01/41	20,983
15,812,349		FNMA	3.500	10/01/42	16,787
295,000,000	h	FNMA	3.000	04/25/43	304,265
356,000,000	h	FNMA	3.500	04/25/43	375,914
252,000,000	h	FNMA	4.000	04/25/43	268,656
111,000,000	h	FNMA	4.500	04/25/43	119,585

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$246,000,000	h	FNMA	5.000%	04/25/43	$266,487
243,000,000	h	FNMA	5.500	04/25/43	265,022
88,000,000	h	FNMA	6.000	04/25/43	96,387
10,214		Government National Mortgage Association (GNMA)	9.000	06/15/16	11
4,254		GNMA	9.000	09/15/16	4
3,029		GNMA	9.000	09/15/16	3
8,714		GNMA	9.000	11/15/16	9
2,693		GNMA	9.000	12/15/16	3
6,149		GNMA	9.000	12/15/16	6
49,886		GNMA	9.500	12/15/16	54
23,359		GNMA	8.000	06/15/24	27
43,381		GNMA	8.500	11/20/30	53
64,182		GNMA	8.500	12/20/30	79
1,898,606		GNMA	5.500	07/15/33	2,093
923,759		GNMA	5.500	11/20/33	1,019
3,412,000		GNMA	5.500	03/20/35	3,785
1,844,854		GNMA	5.500	12/20/35	2,029
1,140,946		GNMA	6.000	10/20/36	1,287
1,173,011		GNMA	6.000	01/20/37	1,324
3,334,754		GNMA	6.000	02/20/37	3,763
3,199,349		GNMA	6.000	12/15/37	3,602
2,992,918		GNMA	5.000	04/15/38	3,255
3,599,894		GNMA	5.500	07/15/38	3,941
4,503,917		GNMA	5.500	07/20/38	4,931
1,727,600		GNMA	6.000	08/15/38	1,945
1,537,536		GNMA	6.000	08/20/38	1,731
2,310,544		GNMA	6.500	11/20/38	2,663
4,687,091		GNMA	5.000	06/15/39	5,220
5,245,491		GNMA	5.000	06/15/39	5,841
10,337,722		GNMA	4.500	07/20/39	11,371
3,087,086		GNMA	5.000	07/20/39	3,365
3,566,618		GNMA	4.000	08/15/39	3,892
1,522,745		GNMA	4.000	11/20/39	1,604
36,000,000	h	GNMA	3.000	04/15/43	37,631
142,000,000	h	GNMA	3.500	04/15/43	152,739
106,000,000	h	GNMA	4.000	04/15/43	115,528
191,000,000	h	GNMA	4.500	04/15/43	208,817
48,000,000	h	GNMA	5.500	04/15/43	52,537
40,000,000	h	GNMA	6.000	04/15/43	45,006
33,000,000	h	GNMA	3.500	04/20/43	35,284
152,000,000	h	GNMA	5.000	04/20/43	165,751
7,792,395		GNMA	6.500	01/15/44	8,340

		TOTAL MORTGAGE BACKED			3,997,664

MUNICIPAL BONDS - 1.5%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,137
15,000,000		City of New York NY	2.450	04/01/19	15,407
10,000,000		City of New York NY	2.650	04/01/20	10,307
8,800,000		New York State Urban Development Corp	0.550	03/15/16	8,790
8,800,000		New York State Urban Development Corp	1.350	03/15/18	8,863
2,000,000		Permanent University Fund	1.439	07/01/17	2,032
2,625,000		Permanent University Fund	1.730	07/01/18	2,687
4,720,000		Permanent University Fund	1.880	07/01/19	4,791

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,320,000	Permanent University Fund	2.258%	07/01/20	$2,364
2,160,000	Permanent University Fund	2.408	07/01/21	2,203
2,750,000	Permanent University Fund	2.508	07/01/22	2,802
2,855,000	Permanent University Fund	2.608	07/01/23	2,903
3,250,000	Permanent University Fund	2.708	07/01/24	3,306
2,335,000	Permanent University Fund	2.808	07/01/25	2,376
3,775,000	Permanent University Fund	2.908	07/01/26	3,845
4,000,000	Permanent University Fund	3.008	07/01/27	4,079
18,535,000	Permanent University Fund	3.575	07/01/32	18,059
12,300,000	State of California	0.850	02/01/15	12,331
9,000,000	State of California	5.450	04/01/15	9,847
15,625,000	State of California	1.050	02/01/16	15,660
11,370,000	State of California	5.950	04/01/16	13,023
2,915,000	State of Georgia	1.750	07/01/19	2,968
3,060,000	State of Georgia	2.000	07/01/20	3,128
3,215,000	State of Georgia	2.150	07/01/21	3,290
3,905,000	State of Georgia	2.750	07/01/25	3,959
4,100,000	State of Georgia	2.850	07/01/26	4,149
4,305,000	State of Georgia	2.950	07/01/27	4,356
4,520,000	State of Georgia	3.050	07/01/28	4,574
3,245,000	State of Georgia	3.150	07/01/29	3,252
13,515,000	University of California	1.296	05/15/18	13,505
11,735,000	University of California	1.995	05/15/20	11,727
4,500,000	University of California	2.300	05/15/21	4,462
6,000,000	University of California	2.570	05/15/22	5,999

	TOTAL MUNICIPAL BONDS			213,181

U.S. TREASURY SECURITIES - 19.2%
209,872,000	United States Treasury Bond	8.000	11/15/21	319,792
22,000,000	United States Treasury Bond	6.375	08/15/27	32,739
49,175,000	United States Treasury Bond	5.250	02/15/29	66,709
96,511,000	United States Treasury Bond	5.375	02/15/31	134,256
677,000	United States Treasury Bond	4.500	02/15/36	860
61,855,000	United States Treasury Bond	3.500	02/15/39	67,258
26,135,000	United States Treasury Bond	4.375	05/15/41	32,787
26,434,000	United States Treasury Bond	3.750	08/15/41	29,895
30,895,000	United States Treasury Bond	2.750	11/15/42	28,636
54,829,000	United States Treasury Note	3.125	09/30/13	55,643
68,179,000	United States Treasury Note	2.000	11/30/13	69,015
45,365,000	United States Treasury Note	0.125	12/31/13	45,358
15,000,000	United States Treasury Note	0.250	02/28/14	15,012
60,000,000	United States Treasury Note	0.250	03/31/14	60,045
6,050,000	United States Treasury Note	0.250	05/31/14	6,054
36,250,000	United States Treasury Note	0.250	06/30/14	36,276
92,532,000	United States Treasury Note	0.250	09/30/14	92,579
60,905,000	United States Treasury Note	0.250	11/30/14	60,929
160,485,000	United States Treasury Note	0.125	12/31/14	160,209
175,415,000	United States Treasury Note	0.250	01/31/15	175,456
147,305,000	United States Treasury Note	0.250	02/28/15	147,316
12,717,000	United States Treasury Note	1.875	06/30/15	13,171
15,952,000	United States Treasury Note	1.750	07/31/15	16,494
171,110,000	United States Treasury Note	0.250	08/15/15	170,909
88,005,000	United States Treasury Note	0.250	09/15/15	87,881

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$63,788,000		United States Treasury Note	0.250%	10/15/15	$63,683
18,485,000		United States Treasury Note	1.250	10/31/15	18,925
111,747,000		United States Treasury Note	0.375	11/15/15	111,922
18,400,000		United States Treasury Note	0.375	03/15/16	18,412
9,800,000		United States Treasury Note	2.375	03/31/16	10,385
68,903,000		United States Treasury Note	1.000	10/31/16	70,179
10,000,000		United States Treasury Note	3.125	10/31/16	10,941
50,255,300		United States Treasury Note	0.875	01/31/18	50,581
76,266,600		United States Treasury Note	0.750	02/28/18	76,249
92,420,000		United States Treasury Note	2.375	05/31/18	99,785
17,100,000	l	United States Treasury Note	2.250	07/31/18	18,358
35,365,000		United States Treasury Note	1.750	10/31/18	37,014
5,625,000		United States Treasury Note	1.375	02/28/19	5,752
5,550,000		United States Treasury Note	1.000	06/30/19	5,528
30,000,000		United States Treasury Note	1.000	09/30/19	29,775
3,870,000		United States Treasury Note	1.250	10/31/19	3,898
319,500		United States Treasury Note	2.625	11/15/20	349
111,619,000		United States Treasury Note	2.000	02/15/23	113,032
70,000,000		United States Treasury Note	3.125	02/15/43	70,131

		TOTAL U.S. TREASURY SECURITIES			2,740,178

		TOTAL GOVERNMENT BONDS			8,426,949

		(Cost $8,185,415)

STRUCTURED ASSETS - 5.4%

ASSET BACKED - 3.0%
74,500,000		AEP Texas Central Transtion Funding LLC	1.976	06/01/21	76,553
		Series - 2012 1 (Class A2)
24,000,000		Ally Master Owner Trust	1.000	02/15/18	24,040
		Series - 2013 1 (Class A2)
18,389,334		AmeriCredit Automobile Receivables Trust	0.710	12/08/15	18,413
		Series - 2012 3 (Class A2)
5,500,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	5,513
		Series - 2013 1 (Class C)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
4,293,447	i	Bear Stearns Asset Backed Securities Trust	0.574	11/25/39	4,193
		Series - 2005 SD3 (Class 2A1)
2,900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	2,898
		Series - 2013 1 (Class B)
3,175,000		Capital Auto Receivables Asset Trust 2013	1.740	10/22/18	3,181
		Series - 2013 1 (Class C)
32,710,000		CenterPoint Energy Transition Bond Co LLC	3.028	10/15/25	34,393
		Series - 2012 1 (Class A3)
1,180,137	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.640	02/25/35	821
		Series - 2004 2 (Class 1M2)
2,104,336	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	2,098
		Series - 2002 1 (Class AF6)
585,597	i	Countrywide Asset-Backed Certificates	0.614	05/25/36	581
		Series - 2004 AB2 (Class A3)
1,322,936	i	Countrywide Asset-Backed Certificates	5.627	10/25/46	1,318
		Series - 2006 15 (Class A2)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,863,926	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159%	12/25/36	$1,889
		Series - 2007 MX1 (Class A1)
5,525,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	6,386
		Series - 2011 LC1A (Class C)
36,183,975	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	40,607
		Series - 2012 1A (Class A2)
5,952,755	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	5,868
		Series - 2007 1A (Class AF3)
2,725,000		Ford Credit Auto Owner Trust	3.210	07/15/17	2,846
		Series - 2011 A (Class D)
5,250,000		Ford Credit Auto Owner Trust	1.150	07/15/18	5,265
		Series - 2013 A (Class B)
6,000,000		Ford Credit Auto Owner Trust	1.360	10/15/18	6,017
		Series - 2013 A (Class C)
1,000,000		Ford Credit Floorplan Master	0.850	01/15/18	998
		Series - 0 1 (Class A1)
11,565,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	12,415
		Series - 2010 1A (Class A2)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	4,991
		Series - 2013 1A (Class B1)
19,014,596	g	Hyundai Auto Lease Securitization Trust 2011-A	0.680	01/15/15	19,033
		Series - 2012 A (Class A2)
15,000,000	m	Hyundai Auto Receivables Trust	1.130	09/17/18	14,993
		Series - 2013 A (Class B)
3,413,115	i	Irwin Home Equity Corp	0.584	02/25/34	3,196
		Series - 2005 A (Class A3)
18,357,296		Lehman XS Trust	6.500	06/25/46	14,096
		Series - 2006 13 (Class 2A1)
1,292,942	i	Long Beach Mortgage Loan Trust	0.954	02/25/35	1,281
		Series - 2005 1 (Class M1)
2,322,541	i	Park Place Securities, Inc	1.149	09/25/34	2,312
		Series - 2004 WHQ1 (Class M1)
37,570	i	Renaissance Home Equity Loan Trust	0.644	08/25/33	36
		Series - 2003 2 (Class A)
299,687	i	Residential Asset Securities Corp	6.489	10/25/30	292
		Series - 2001 KS2 (Class AI6)
1,879,386	i	Residential Asset Securities Corp	0.634	04/25/35	1,841
		Series - 2005 KS3 (Class M3)
9,671,106		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	9,630
		Series - 2006 HI5 (Class A3)
2,565,475	i	Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	2,635
		Series - 2005 HI1 (Class A5)
2,960,284		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	3,037
		Series - 2006 HI3 (Class A3)
2,500,000	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,500
		Series - 2006 HI1 (Class M1)
350,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	348
		Series - 2006 HI1 (Class M2)
24,780,367		Santander Drive Auto Receivables Trust	0.790	08/17/15	24,825
		Series - 2012 4 (Class A2)
4,000,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	4,028
		Series - 2013 1 (Class C)
1,908,283	i	Securitized Asset Backed Receivables LLC	0.504	10/25/35	1,871
		Series - 2006 OP1 (Class A2C)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,250,000	g,m	Sierra Receivables Funding Co LLC	1.590%	11/20/29	$1,254
		Series - 2013 1A (Class A)
3,480,000	g	SLM Student Loan Trust	3.740	02/15/29	3,784
		Series - 2011 B (Class A2)
1,500,000	g	SLM Student Loan Trust	3.830	01/17/45	1,642
		Series - 2012 A (Class A2)
3,756,005	i	Soundview Home Equity Loan Trust	0.504	11/25/35	3,695
		Series - 2005 OPT3 (Class A4)
919,662	i	Structured Asset Investment Loan Trust	0.604	05/25/35	914
		Series - 2005 4 (Class M1)
3,205,572	i	Structured Asset Investment Loan Trust	0.484	12/25/35	3,187
		Series - 2005 10 (Class A5)
12,754,972	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.424	10/25/36	12,296
		Series - 2006 GEL4 (Class A2)
10,000,000	g	Volvo Financial Equipment LLC	0.740	03/15/17	9,998
		Series - 2013 1A (Class A3)
8,585,000	g	Vornado DP LLC	5.280	09/13/28	9,734
		Series - 2010 VNO (Class C)
1,020,941	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	1,021
		Series - 2006 N1 (Class N1)
2,094,157	g,i	Wachovia Loan Trust	0.564	05/25/35	1,893
		Series - 2005 SD1 (Class A)
1,838,596	i	Wells Fargo Home Equity Trust	0.344	07/25/36	1,817
		Series - 2006 2 (Class A3)
5,000,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	5,465
		Series - 2010 A (Class B)
4,072,363		World Omni Automobile Lease Securitization Trust	0.710	01/15/15	4,077
		Series - 2012 A (Class A2)

		TOTAL ASSET BACKED			428,015

OTHER MORTGAGE BACKED - 2.4%
1,315,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	1,486
		Series - 2006 4 (Class AM)
6,800,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	7,630
		Series - 2006 PW13 (Class AM)
6,375,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	7,163
		Series - 2006 T24 (Class AM)
426,191		Citicorp Mortgage Securities, Inc	5.750	11/25/36	429
		Series - 2006 6 (Class A2)
188,665	g,i	Citigroup Commercial Mortgage Trust	0.343	04/15/22	187
		Series - 2007 FL3A (Class A2)
5,870,000		Citigroup Commercial Mortgage Trust	1.813	09/10/45	6,008
		Series - 2012 GC8 (Class A2)
13,600,450		Commercial Mortgage Pass Through Certificates	0.724	01/10/46	13,585
		Series - 2013 LC6 (Class A1)
30,000,000		Commercial Mortgage Pass Through Certificates	0.719	03/10/46	29,965
		Series - 2013 CR6 (Class A1)
9,330,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	10,754
		Series - 2007 C9 (Class AM)
4,422,012		Countrywide Alternative Loan Trust	5.500	08/25/16	4,571
		Series - 2004 30CB (Class 1A15)
3,514,489		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	3,559
		Series - 2005 6 (Class 1A10)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,155,179		Countrywide Home Loan Mortgage Pass Through Trust	5.250%	05/25/35	$1,160
		Series - 2005 12 (Class 1A5)
3,164,424	g,i	Credit Suisse Mortgage Capital Certificates	0.383	04/15/22	3,104
		Series - 2007 TF2A (Class A1)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	13,110
		Series - 2006 OMA (Class D)
11,235,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	12,009
		Series - 2009 RR1 (Class A3C)
239,039		CS First Boston Mortgage Securities Corp	4.052	05/15/38	239
		Series - 2003 C3 (Class B)
3,305,000	g	GS Mortgage Securities Corp II	2.933	06/05/31	3,451
		Series - 2012 SHOP (Class A)
5,000,000	g	GS Mortgage Securities Corp II	4.049	04/10/34	5,353
		Series - 2012 ALOH (Class B)
5,952,000	g,i,m	GS Mortgage Securities Corp II	4.276	04/10/34	6,295
		Series - 2012 GSMS (Class C)
5,910,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	6,824
		Series - 2010 C2 (Class B)
4,670,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	5,223
		Series - 2010 C2 (Class C)
7,856,192		GS Mortgage Securities Corp II	0.696	02/10/46	7,857
		Series - 2013 GC10 (Class A1)
1,240,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	1,384
		Series - 2006 LDP8 (Class AM)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.252	07/15/46	7,155
		Series - 2011 C4 (Class C)
6,965,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.891	02/15/51	7,584
		Series - 2007 C1 (Class AM)
203,851	i	JP Morgan Mortgage Trust	4.244	04/25/35	205
		Series - 2005 A2 (Class 5A1)
386,004		MASTER Asset Securitization Trust	5.000	05/25/35	386
		Series - 2005 1 (Class 2A5)
3,729,128	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	4,012
		Series - 2005 CIP1 (Class AM)
9,724,074		Morgan Stanley Bank of America Merrill Lynch Trust	0.738	02/15/46	9,682
		Series - 2013 C7 (Class A1)
24,610,338		Morgan Stanley Bank of America Merrill Lynch Trust	0.777	12/15/48	24,625
		Series - 2013 C8 (Class A1)
2,010,000	i	Morgan Stanley Capital I	5.478	02/12/44	2,247
		Series - 2007 HQ11 (Class AM)
3,550,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	3,812
		Series - 2011 C1 (Class D)
6,560,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	7,356
		Series - 2011 C1 (Class C)
3,075,000	i	Morgan Stanley Capital I	5.544	11/12/49	3,441
		Series - 2007 T25 (Class AM)
4,315,000	g	Queens Center Mortgage Trust	3.376	01/11/37	4,263
		Series - 2013 QCA (Class B)
1,885,000	g,i	Queens Center Mortgage Trust	3.474	01/11/37	1,836
		Series - 2013 QCA (Class C)
2,568,340		Residential Accredit Loans, Inc	4.350	03/25/34	2,630
		Series - 2004 QS4 (Class A1)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$13,545,546	i	Residential Accredit Loans, Inc	0.394%	05/25/46	$9,742
		Series - 2006 QO5 (Class 2A1)
3,614,875		RFMSI Trust	5.500	03/25/35	3,765
		Series - 2005 S2 (Class A6)
3,908,292	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	3,952
		Series - 2012 1A (Class A)
4,115,768	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	4,170
		Series - 0 2A (Class A)
252,641	i	Structured Adjustable Rate Mortgage Loan Trust	0.964	03/25/35	252
		Series - 2005 6XS (Class A3)
12,390,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	14,020
		Series - 2007 C30 (Class A5)
19,530,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	21,465
		Series - 2007 C30 (Class AM)
18,970,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	21,573
		Series - 2007 C34 (Class AM)
7,595,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	8,686
		Series - 2007 C31 (Class A5)
11,645,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	12,877
		Series - 2007 C31 (Class AM)
1,170,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	1,317
		Series - 2006 C29 (Class AM)
4,195,000	i	Wachovia Bank Commercial Mortgage Trust	5.926	02/15/51	4,835
		Series - 2007 C33 (Class A5)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,491
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			342,725

		TOTAL STRUCTURED ASSETS			770,740

		(Cost $746,949)

		TOTAL BONDS			14,016,980

		(Cost $13,526,272)

SHARES	COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
470,597	Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	1,562
1,527,061	Federal National Mortgage Association (FNMA)	8.250	12/30/49	4,963

	TOTAL BANKS			6,525

	TOTAL PREFERRED STOCKS			6,525

	(Cost $49,942)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 22.1%
GOVERNMENT AGENCY DEBT - 0.6%
$79,000,000	w	Federal Home Loan Bank (FHLB)	0.060	04/03/13	79,000

		TOTAL GOVERNMENT AGENCY DEBT			79,000

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATES	MATURITY DATE	VALUE (000)

TREASURY DEBT - 21.5%
$103,000,000	w	United States Treasury Bill	0.058-0.115%	04/04/13	$102,999
93,500,000	w	United States Treasury Bill	0.089-0.140	04/11/13	93,496
252,000,000	w	United States Treasury Bill	0.090-0.151	04/18/13	251,984
171,100,000	w	United States Treasury Bill	0.085-0.113	04/25/13	171,088
40,300,000	w	United States Treasury Bill	0.063-0.090	05/02/13	40,297
32,000,000	w	United States Treasury Bill	0.125	05/09/13	31,996
144,000,000	w	United States Treasury Bill	0.130	05/16/13	143,977
5,000,000	w	United States Treasury Bill	0.075	05/23/13	4,999
26,700,000	w	United States Treasury Bill	0.075-0.091	05/30/13	26,698
259,600,000	w	United States Treasury Bill	0.090-0.095	06/06/13	259,575
438,000,000	w	United States Treasury Bill	0.085-0.104	06/13/13	437,949
68,300,000	w	United States Treasury Bill	0.090	06/20/13	68,290
71,900,000	w	United States Treasury Bill	0.090-0.101	06/27/13	71,888
41,000,000		United States Treasury Bill	0.093	07/11/13	40,993
252,300,000	w	United States Treasury Bill	0.090-0.116	07/18/13	252,243
270,400,000	w	United States Treasury Bill	0.100-0.111	07/25/13	270,337
100,000,000	w	United States Treasury Bill	0.120	08/15/13	99,967
285,500,000	w	United States Treasury Bill	0.090-0.126	08/22/13	285,398
279,000,000	w	United States Treasury Bill	0.091-0.110	09/05/13	278,888
7,400,000		United States Treasury Bill	0.098	09/12/13	7,397
144,000,000	w	United States Treasury Bill	0.105	09/19/13	143,930

		TOTAL TREASURY DEBT			3,084,389

		TOTAL SHORT-TERM INVESTMENTS			3,163,389

		(Cost $3,163,244)

		TOTAL INVESTMENTS - 120.2%			17,210,629
		(Cost $16,762,973)
		OTHER ASSETS & LIABILITIES, NET - (20.2)%			(2,895,741)

		NET ASSETS - 100.0%			$14,314,888

^	Amount represents less than $1,000.
g

Security exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2013, the aggregate value of these securities was $1,562,854,000 or 10.9% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2013

PRINCIPAL		ISSUER	VALUE (000)

GOVERNMENT BONDS - 99.6%

U.S. TREASURY SECURITIES - 99.6%
	k	United States Treasury Inflation Indexed Bonds
$199,432,233		1.250%, 04/15/14	$206,039
298,271,971		2.000%, 07/15/14	315,702
286,308,433		1.625%, 01/15/15	305,388
282,415,158		0.500%, 04/15/15	296,668
254,041,334		1.875%, 07/15/15	278,671
246,467,494		2.000%, 01/15/16	274,677
447,937,198		0.125%, 04/15/16	475,863
233,248,232		2.500%, 07/15/16	269,839
204,961,239		2.375%, 01/15/17	239,084
432,823,019		0.125%, 04/15/17	466,807
212,197,180		2.625%, 07/15/17	255,267
235,262,355		1.625%, 01/15/18	274,283
217,402,044		1.375%, 07/15/18	254,632
197,870,715		2.125%, 01/15/19	241,341
194,112,000		1.875%, 07/15/19	237,621
262,260,240		1.375%, 01/15/20	312,397
288,904,027		1.250%, 07/15/20	345,082
416,766,444		1.125%, 01/15/21	491,329
404,361,154		0.625%, 07/15/21	462,488
331,629,233		0.125%, 01/15/22	360,828
360,460,800		0.125%, 07/15/22	392,818
202,504,680		0.125%, 01/15/23	218,436
382,662,753		2.375%, 01/15/25	513,545
250,382,899		2.000%, 01/15/26	325,850
218,881,143		2.375%, 01/15/27	297,866
203,223,590		1.750%, 01/15/28	258,316
196,496,531		3.625%, 04/15/28	306,719
201,517,113		2.500%, 01/15/29	281,494
249,441,759		3.875%, 04/15/29	405,245
76,873,850		3.375%, 04/15/32	123,599
120,008,298		2.125%, 02/15/40	169,052
160,766,705		2.125%, 02/15/41	227,485
231,623,246		0.750%, 02/15/42	241,739
66,600,415		0.625%, 02/15/43	66,757
		United States Treasury Note
38,000,000		3.125%, 02/15/43	38,071

		TOTAL U.S. TREASURY SECURITIES	10,230,998

		TOTAL GOVERNMENT BONDS
		(Cost $8,812,437)	10,230,998

		TOTAL INVESTMENTS - 99.6%	10,230,998

		(Cost $8,812,437)
		OTHER ASSETS AND LIABILITIES, NET - 0.4%	38,969

		NET ASSETS - 100.0%	$10,269,967

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 38.1%

CORPORATE BONDS - 14.4%

AUTOMOBILES & COMPONENTS - 0.2%
$2,350,000		BorgWarner, Inc	4.625%	09/15/20	$2,585
10,000,000		Ford Motor Co	4.750	01/15/43	9,307
4,750,000	e	Johnson Controls, Inc	2.600	12/01/16	4,980
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,699

		TOTAL AUTOMOBILES & COMPONENTS			20,571

BANKS - 3.3%
5,625,000	g	ABN AMRO Bank NV	1.375	01/22/16	5,628
6,120,000	g	Bank of Nova Scotia	1.450	07/26/13	6,142
9,750,000		Bank of Nova Scotia	0.750	10/09/15	9,746
14,090,000	e,g	Bank of Nova Scotia	1.650	10/29/15	14,472
9,250,000	i	Bank of Nova Scotia	0.680	03/15/16	9,245
9,800,000	g	Bank of Nova Scotia	2.150	08/03/16	10,246
9,750,000	g,i	Bank of Tokyo-Mitsubishi UFJ Ltd	0.738	02/26/16	9,744
5,000,000		BB&T Corp	3.375	09/25/13	5,073
19,500,000		BB&T Corp	2.150	03/22/17	20,070
7,375,000		BB&T Corp	1.600	08/15/17	7,447
7,000,000	e,g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,410
6,000,000		Capital One Bank USA NA	3.375	02/15/23	5,941
9,250,000	i	Capital One NA	0.734	03/22/16	9,250
9,250,000		Capital One NA	1.500	03/22/18	9,160
14,500,000	i	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	0.760	03/18/16	14,492
8,700,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	8,661
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,073
4,560,000	g	Depfa ACS Bank	5.125	03/16/37	3,830
19,250,000		Discover Bank	2.000	02/21/18	19,308
8,750,000		First Horizon National Corp	5.375	12/15/15	9,518
2,505,000		First Niagara Financial Group, Inc	6.750	03/19/20	3,003
2,830,000		First Tennessee Bank NA	5.050	01/15/15	2,965
9,750,000		HSBC USA, Inc	1.625	01/16/18	9,741
5,000,000		KeyCorp	6.500	05/14/13	5,034
9,913,000		Manufacturers & Traders Trust Co	6.625	12/04/17	12,023
19,250,000	e	Manufacturers & Traders Trust Co	1.450	03/07/18	19,273
4,644,000	i	Manufacturers & Traders Trust Co	5.585	12/28/20	4,665
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	6,243
5,000,000	e	Mercantile Bankshares Corp	4.625	04/15/13	5,006
7,450,000	g	Mizuho Corporate Bank Ltd	1.850	03/21/18	7,469
4,750,000	g	Mizuho Corporate Bank Ltd	2.950	10/17/22	4,611
3,500,000	i	National City Bank	0.630	12/15/16	3,475
4,150,000		People’s United Financial, Inc	3.650	12/06/22	4,230
4,500,000	i	PNC Bank NA	0.611	01/28/16	4,508
5,000,000		PNC Funding Corp	3.625	02/08/15	5,265

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,750,000		PNC Funding Corp	2.700%	09/19/16	$5,001
5,000,000		PNC Funding Corp	5.125	02/08/20	5,852
9,750,000		Royal Bank of Canada	0.800	10/30/15	9,763
11,500,000	e	Royal Bank of Canada	1.200	09/19/17	11,537
9,750,000		Royal Bank of Canada	1.500	01/16/18	9,856
9,750,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	9,745
4,610,000	i	State Street Bank and Trust Co	0.480	12/08/15	4,574
6,744,000	e	SVB Financial Group	5.375	09/15/20	7,633
11,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	11,306
3,000,000		US Bancorp	4.950	10/30/14	3,196
5,000,000		US Bancorp	2.875	11/20/14	5,195
14,500,000		US Bancorp	1.650	05/15/17	14,776
10,250,000		US Bancorp	2.950	07/15/22	10,201
3,750,000	i	US Bank NA	0.585	10/14/14	3,758

		TOTAL BANKS			402,360

CAPITAL GOODS - 0.7%
2,500,000		3M Co	6.375	02/15/28	3,448
5,000,000		Danaher Corp	1.300	06/23/14	5,052
5,000,000		Danaher Corp	2.300	06/23/16	5,246
4,340,000		Deere & Co	8.100	05/15/30	6,615
3,150,000		Masco Corp	7.125	03/15/20	3,677
3,025,000		National Oilwell Varco, Inc	1.350	12/01/17	3,038
5,155,000		Pall Corp	5.000	06/15/20	5,769
8,850,000	g	Pentair Finance S.A.	1.350	12/01/15	8,862
9,750,000		Precision Castparts Corp	0.700	12/20/15	9,769
9,250,000		Precision Castparts Corp	2.500	01/15/23	9,139
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,482
5,000,000		Timken Co	6.000	09/15/14	5,319
9,500,000	g	Turlock Corp	0.950	11/02/15	9,545
3,375,000	g	Turlock Corp	1.500	11/02/17	3,385
2,500,000	g	Turlock Corp	4.000	11/02/32	2,497

		TOTAL CAPITAL GOODS			84,843

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
5,000,000		Howard Hughes Medical Institute	3.450	09/01/14	5,235
10,550,000		International Bank for Reconstruction & Development	0.500	12/16/13	10,572
9,750,000	g	Standard Chartered plc	3.950	01/11/23	9,711
4,750,000		Waste Management, Inc	2.600	09/01/16	4,979
2,730,000		Waste Management, Inc	4.600	03/01/21	3,085

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			33,582

CONSUMER DURABLES & APPAREL - 0.1%
1,450,000		Mohawk Industries, Inc	3.850	02/01/23	1,474
1,100,000	e	Whirlpool Corp	8.600	05/01/14	1,189
2,700,000		Whirlpool Corp	3.700	03/01/23	2,752
4,175,000		Whirlpool Corp	5.150	03/01/43	4,219

		TOTAL CONSUMER DURABLES & APPAREL			9,634

CONSUMER SERVICES - 0.2%
4,000,000		American National Red Cross	5.567	11/15/17	4,266
5,000,000		Andrew W Mellon Foundation	3.950	08/01/14	5,232

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,250,000		McDonald’s Corp	5.000%	02/01/19	$1,478
7,550,000		Nature Conservancy	6.300	07/01/19	9,157
5,145,000		Salvation Army	5.637	09/01/26	5,867

		TOTAL CONSUMER SERVICES			26,000

DIVERSIFIED FINANCIALS - 2.0%
9,750,000	i	American Express Centurion Bank	0.743	11/13/15	9,776
1,675,000		American Express Co	7.000	03/19/18	2,092
9,500,000		American Express Credit Corp	2.375	03/24/17	9,934
5,000,000		Bank of New York Mellon Corp	3.100	01/15/15	5,232
4,750,000		Bank of New York Mellon Corp	1.200	02/20/15	4,804
5,000,000		Bank of New York Mellon Corp	2.950	06/18/15	5,254
19,750,000	i	Bank of New York Mellon Corp	0.532	10/23/15	19,765
6,750,000		Bank of New York Mellon Corp	2.300	07/28/16	7,071
5,450,000	i	Bank of New York Mellon Corp	1.969	06/20/17	5,620
19,750,000		Bank of New York Mellon Corp	1.300	01/25/18	19,872
14,250,000	i	Bank of New York Mellon Corp	0.723	03/06/18	14,271
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	3,234
2,850,000		BlackRock, Inc	1.375	06/01/15	2,899
4,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	4,219
14,750,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	15,126
4,750,000	i	Capital One Financial Corp	1.454	07/15/14	4,802
6,500,000		Capital One Financial Corp	2.125	07/15/14	6,602
9,000,000		Capital One Financial Corp	2.150	03/23/15	9,185
9,250,000	i	Capital One Financial Corp	0.936	11/06/15	9,307
8,972,000		Capital One Financial Corp	3.150	07/15/16	9,526
375,000		Discover Financial Services	5.200	04/27/22	421
5,000,000		Ford Motor Credit Co LLC	3.875	01/15/15	5,198
5,900,000		Ford Motor Credit Co LLC	7.000	04/15/15	6,510
9,000,000	e	Ford Motor Credit Co LLC	2.375	01/16/18	8,947
8,600,000		Ford Motor Credit Co LLC	5.000	05/15/18	9,472
2,100,000		Invesco Finance plc	3.125	11/30/22	2,143
5,000,000		John Deere Capital Corp	1.250	12/02/14	5,068
4,725,000		John Deere Capital Corp	0.875	04/17/15	4,753
7,000,000		John Deere Capital Corp	0.700	09/04/15	7,009
4,155,000		John Deere Capital Corp	2.250	06/07/16	4,336
6,100,000		Northern Trust Corp	4.625	05/01/14	6,379
9,750,000	g,h	RCI Banque S.A.	3.500	04/03/18	9,759
3,000,000		State Street Corp	4.300	05/30/14	3,135

		TOTAL DIVERSIFIED FINANCIALS			241,721

ENERGY - 0.6%
4,450,000		Apache Corp	1.750	04/15/17	4,528
5,000,000		Apache Corp	4.750	04/15/43	5,112
4,145,000		Continental Resources, Inc	5.000	09/15/22	4,404
2,500,000		Devon Energy Corp	6.300	01/15/19	3,018
5,000,000		EOG Resources, Inc	2.950	06/01/15	5,244
3,000,000		EOG Resources, Inc	4.100	02/01/21	3,385
4,750,000		EQT Corp	4.875	11/15/21	5,033
3,000,000		Hess Corp	6.000	01/15/40	3,354
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,818
2,975,000		Newfield Exploration Co	5.625	07/01/24	3,072

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,500,000		Noble Energy, Inc	8.250%	03/01/19	$3,260
9,886,000		Noble Holding International Ltd	2.500	03/15/17	10,166
2,150,000	e	Noble Holding International Ltd	3.950	03/15/22	2,214
6,975,000		Statoil ASA	1.200	01/17/18	6,999
6,175,000		Weatherford International Ltd	4.500	04/15/22	6,361

		TOTAL ENERGY			67,968

FOOD & STAPLES RETAILING - 0.1%
4,750,000		Kroger Co	2.200	01/15/17	4,906
7,250,000		Safeway, Inc	3.400	12/01/16	7,645

		TOTAL FOOD & STAPLES RETAILING			12,551

FOOD, BEVERAGE & TOBACCO - 0.5%
9,250,000		ConAgra Foods, Inc	4.650	01/25/43	9,205
476,000		Dr Pepper Snapple Group, Inc	3.200	11/15/21	495
3,500,000	i	General Mills, Inc	0.601	01/29/16	3,503
7,650,000		HJ Heinz Co	2.000	09/12/16	7,741
12,291,667	h	HJ Heinz Co	1.000	02/15/19	12,396
1,600,000	g	HJ Heinz Finance Co	7.125	08/01/39	1,782
2,500,000		Kellogg Co	4.150	11/15/19	2,806
4,900,000		Kellogg Co	4.000	12/15/20	5,456
5,000,000		Kraft Foods, Inc	2.625	05/08/13	5,010
7,250,000	i	PepsiCo, Inc	0.497	02/26/16	7,254
5,000,000		PepsiCo, Inc	2.500	05/10/16	5,259
428,000		PepsiCo, Inc	7.900	11/01/18	570

		TOTAL FOOD, BEVERAGE & TOBACCO			61,477

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
9,500,000		Baxter International, Inc	2.400	08/15/22	9,297
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,712
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,575
4,750,000		Becton Dickinson & Co	1.750	11/08/16	4,878
3,500,000		Medtronic, Inc	4.750	09/15/15	3,844
2,500,000		Medtronic, Inc	6.500	03/15/39	3,448
5,000,000		Providence Health & Services	5.050	10/01/14	5,316

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			34,070

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
3,750,000		Clorox Co	3.800	11/15/21	4,032
4,500,000		Colgate-Palmolive Co	2.300	05/03/22	4,497
5,725,000		Ecolab, Inc	1.450	12/08/17	5,685

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			14,214

INSURANCE - 0.7%
2,000,000		Aetna, Inc	1.500	11/15/17	2,005
8,150,000	e	Assurant, Inc	2.500	03/15/18	8,092
4,700,000	e	Assurant, Inc	4.000	03/15/23	4,636
4,750,000	i	Berkshire Hathaway, Inc	0.990	08/15/14	4,795
4,750,000		Berkshire Hathaway, Inc	2.200	08/15/16	4,978
7,275,000		Berkshire Hathaway, Inc	1.900	01/31/17	7,505
3,500,000		Cincinnati Financial Corp	6.125	11/01/34	4,001

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$9,150,000		Markel Corp	3.625%	03/30/23	$9,185
9,150,000		Markel Corp	5.000	03/30/43	9,149
3,400,000		Principal Financial Group, Inc	1.850	11/15/17	3,435
2,500,000	g	Principal Life Global Funding I	5.125	10/15/13	2,562
3,100,000		Progressive Corp	3.750	08/23/21	3,377
19,950,000	i	Prudential Financial, Inc	5.200	03/15/44	20,000
3,750,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	3,623
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,485

		TOTAL INSURANCE			89,828

MATERIALS - 0.6%
3,335,000		Air Products & Chemicals, Inc	4.375	08/21/19	3,824
4,750,000		Air Products & Chemicals, Inc	3.000	11/03/21	4,929
1,000,000		Ball Corp	6.750	09/15/20	1,103
2,275,000		Ball Corp	5.000	03/15/22	2,366
4,000,000		Bemis Co, Inc	6.800	08/01/19	4,843
7,750,000		Domtar Corp	4.400	04/01/22	7,733
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,695
2,650,000		International Paper Co	7.300	11/15/39	3,494
5,000,000		International Paper Co	6.000	11/15/41	5,817
5,000,000	e	MeadWestvaco Corp	7.375	09/01/19	6,086
5,000,000		Praxair, Inc	4.375	03/31/14	5,190
2,500,000		Praxair, Inc	5.250	11/15/14	2,691
4,750,000		Praxair, Inc	1.050	11/07/17	4,738
4,000,000		Praxair, Inc	2.450	02/15/22	4,013
2,850,000		Rock Tenn Co	3.500	03/01/20	2,913
2,850,000		Rock Tenn Co	4.000	03/01/23	2,882
8,000,000		Sherwin-Williams Co	1.350	12/15/17	8,031

		TOTAL MATERIALS			73,348

MEDIA - 0.3%
4,750,000	g	British Sky Broadcasting Group plc	3.125	11/26/22	4,736
4,450,000		Discovery Communications LLC	3.300	05/15/22	4,535
2,825,000		Discovery Communications LLC	4.950	05/15/42	2,904
3,500,000		Time Warner Cable, Inc	3.500	02/01/15	3,660
3,200,000		Time Warner Cable, Inc	8.750	02/14/19	4,232
3,900,000		Time Warner Cable, Inc	8.250	04/01/19	5,077
3,500,000		Time Warner Cable, Inc	6.550	05/01/37	4,039
8,000,000		Time Warner Cable, Inc	4.500	09/15/42	7,272

		TOTAL MEDIA			36,455

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
9,500,000	g,i	AbbVie, Inc	1.056	11/06/15	9,637
11,425,000	g	AbbVie, Inc	1.750	11/06/17	11,564
2,695,000		Bristol-Myers Squibb Co	3.250	08/01/42	2,360
2,250,000		Gilead Sciences, Inc	4.400	12/01/21	2,533
10,000,000	i	Johnson & Johnson	0.380	05/15/14	10,017
4,600,000		Johnson & Johnson	2.150	05/15/16	4,815
4,600,000		Johnson & Johnson	4.500	09/01/40	5,162
8,080,000	e	Life Technologies Corp	3.500	01/15/16	8,433
5,000,000		Merck & Co, Inc	2.250	01/15/16	5,221

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			59,742

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

REAL ESTATE - 0.7%
$1,000,000		AMB Property LP	7.625%	08/15/14	$1,081
3,500,000		Boston Properties LP	3.850	02/01/23	3,699
3,315,000		Duke Realty LP	4.625	05/15/13	3,330
9,750,000		Equity One, Inc	3.750	11/15/22	9,719
16,111,000		Federal Realty Investment Trust	5.950	08/15/14	17,192
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,663
5,500,000		Federal Realty Investment Trust	3.000	08/01/22	5,430
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,875
5,675,000		Healthcare Realty Trust, Inc	3.750	04/15/23	5,642
2,500,000		Kilroy Realty Corp	5.000	11/03/15	2,716
10,050,000		Kilroy Realty LP	3.800	01/15/23	10,293
3,125,000		Simon Property Group LP	2.800	01/30/17	3,293
9,500,000	g	Simon Property Group LP	1.500	02/01/18	9,467
6,150,000		Ventas Realty LP	2.000	02/15/18	6,185
2,400,000		Ventas Realty LP	3.250	08/15/22	2,389

		TOTAL REAL ESTATE			85,974

RETAILING - 0.2%
5,000,000		AutoZone, Inc	5.750	01/15/15	5,428
2,500,000	e	Lowe’s Cos, Inc	3.120	04/15/22	2,590
2,500,000		Lowe’s Cos, Inc	4.650	04/15/42	2,601
7,536,000		O’Reilly Automotive, Inc	3.800	09/01/22	7,814

		TOTAL RETAILING			18,433

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
5,425,000		Intel Corp	1.350	12/15/17	5,444
7,500,000		Texas Instruments, Inc	2.375	05/16/16	7,850

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			13,294

SOFTWARE & SERVICES - 0.2%
5,000,000		Adobe Systems, Inc	3.250	02/01/15	5,218
9,750,000		International Business Machines Corp	0.550	02/06/15	9,765
5,250,000		International Business Machines Corp	1.250	02/06/17	5,302

		TOTAL SOFTWARE & SERVICES			20,285

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
3,375,000	g	CC Holdings GS V LLC	2.381	12/15/17	3,397
5,000,000		Xerox Corp	8.250	05/15/14	5,395
9,750,000	i	Xerox Corp	1.110	05/16/14	9,733
4,000,000		Xerox Corp	2.950	03/15/17	4,120

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			22,645

TELECOMMUNICATION SERVICES - 0.5%
4,225,000		American Tower Corp	3.500	01/31/23	4,190
4,750,000		American Tower REIT, Inc	5.900	11/01/21	5,566
4,500,000	e	CenturyLink, Inc	5.625	04/01/20	4,601
3,235,000		Sprint Nextel Corp	6.000	12/01/16	3,510
9,500,000		Virgin Media Finance plc	4.875	02/15/22	9,619
9,750,000	i	Virgin Media Investment Holdings Ltd	1.000	02/08/20	9,703

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$9,750,000	i	Vodafone Group plc	0.675%	02/19/16	$9,740
9,750,000		Vodafone Group plc	1.500	02/19/18	9,725
2,300,000	g	Windstream Corp	6.375	08/01/23	2,283

		TOTAL TELECOMMUNICATION SERVICES			58,937

TRANSPORTATION - 0.6%
4,600,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	4,977
2,100,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	2,260
8,550,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	8,508
6,500,000		CSX Corp	4.750	05/30/42	6,749
6,300,000		CSX Corp	4.100	03/15/44	5,951
4,225,000		GATX Corp	3.900	03/30/23	4,257
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,823
5,000,000		Norfolk Southern Corp	3.250	12/01/21	5,221
12,775,000		Norfolk Southern Corp	3.000	04/01/22	13,083
6,894,000	g	Norfolk Southern Corp	2.903	02/15/23	6,902
475,000		Norfolk Southern Corp	5.590	05/17/25	580
6,425,000	g	Sydney Airport Finance Co Pty Ltd	3.900	03/22/23	6,526
		United Parcel Service of America, Inc (Step Bond 8.375%
1,360,000	i	until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	1,997
4,200,000		United Parcel Service, Inc	1.125	10/01/17	4,228

		TOTAL TRANSPORTATION			74,062

UTILITIES - 1.4%
7,850,000		American Water Capital Corp	6.085	10/15/17	9,374
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,877
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,698
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,450
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,403
2,254,413	g	Great River Energy	5.829	07/01/17	2,447
9,500,000		Idaho Power Co	2.950	04/01/22	9,677
5,000,000		Idaho Power Co	5.500	04/01/33	5,814
2,500,000		Idaho Power Co	6.250	10/15/37	3,243
4,500,000		Idaho Power Co	4.300	04/01/42	4,552
7,500,000	g	International Transmission Co	4.450	07/15/13	7,577
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	9,079
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	9,503
5,000,000		Northeast Utilities	5.650	06/01/13	5,041
10,000,000	i	Northeast Utilities	1.030	09/20/13	10,032
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,809
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	6,705
3,750,000		Pacific Gas & Electric Co	5.400	01/15/40	4,449
3,000,000		Pepco Holdings, Inc	2.700	10/01/15	3,111
3,850,000		Portland General Electric Co	6.100	04/15/19	4,804
630,000		Public Service Co of Colorado	4.750	08/15/41	711
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,831
620,000		San Diego Gas & Electric Co	6.000	06/01/39	829
10,000,000		Sempra Energy	2.300	04/01/17	10,394
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,882
2,500,000		Tennessee Gas Pipeline Co	8.000	02/01/16	2,956
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,376
12,150,000	g	Texas Eastern Transmission LP	2.800	10/15/22	12,141

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$14,500,000	g	Topaz Solar Farms LLC	5.750%	09/30/39	$15,036
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,798

		TOTAL UTILITIES			170,599

		TOTAL CORPORATE BONDS			1,732,593

		(Cost $1,669,977)

GOVERNMENT BONDS 22.2%

AGENCY SECURITIES - 3.9%
7,018,863		Cal Dive I- Title XI, Inc	4.930	02/01/27	8,030
7,722,388		COP I LLC	3.613	12/05/21	8,477
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	6,543
4,635,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	4,750
5,000,000		FHLMC	1.000	09/29/17	5,035
6,000,000		Federal National Mortgage Association (FNMA)	1.250	08/20/13	6,026
3,000,000		FNMA	2.500	05/15/14	3,077
10,000,000		FNMA	2.625	11/20/14	10,391
6,400,000		FNMA	1.125	04/27/17	6,517
1,096,000	j	Government Trust Certificate	0.000	04/01/19	1,003
4,000,000	j	Government Trust Certificate	0.000	04/01/21	3,431
2,800,000	j	Overseas Private Investment Corp (OPIC)	0.000	07/12/14	2,821
3,850,000	j	OPIC	0.000	07/12/14	4,103
4,700,000	j	OPIC	0.000	07/12/14	5,394
533,847	j	OPIC	0.000	12/14/14	631
2,750,000	j	OPIC	0.000	04/30/15	2,764
12,750,000	j	OPIC	0.000	11/17/16	13,517
14,500,000	j	OPIC	0.000	11/17/16	15,085
3,000,000		OPIC	1.900	04/30/18	3,156
12,000,000		OPIC	1.030	04/15/19	12,242
2,455,357		OPIC	1.300	06/15/19	2,495
3,575,194		OPIC	5.142	12/15/23	4,150
6,101,195		OPIC	2.290	09/15/26	6,221
3,347,342		OPIC	2.040	12/15/26	3,406
8,412,564		OPIC	4.440	02/27/27	9,721
2,500,000		OPIC	2.610	04/15/30	2,477
4,750,000		OPIC	2.930	05/15/30	4,828
7,850,000		OPIC	3.040	05/15/30	8,053
5,000,000		OPIC	3.430	05/15/30	5,302
4,750,000		OPIC	4.010	05/15/30	5,280
4,625,000	m	OPIC	2.310	11/15/30	4,594
1,050,000		Private Export Funding Corp (PEFCO)	4.550	05/15/15	1,144
9,750,000		PEFCO	2.125	07/15/16	10,265
16,750,000		PEFCO	1.375	02/15/17	17,186
8,000,000		PEFCO	2.250	12/15/17	8,486
5,000,000		PEFCO	4.375	03/15/19	5,897
14,000,000		PEFCO	1.450	08/15/19	14,157
17,500,000		PEFCO	4.300	12/15/21	20,660
20,000,000		PEFCO	2.050	11/15/22	19,816

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

		United States Department of Housing and Urban
$750,000		Development (HUD)	2.050%	08/01/19	$786
1,500,000		HUD	5.050	08/01/13	1,525
9,000,000		HUD	5.190	08/01/14	9,593
1,900,000		HUD	2.200	08/01/15	1,980
5,250,000		HUD	4.330	08/01/15	5,724
3,894,000		HUD	2.910	08/01/17	4,244
8,000,000		HUD	4.560	08/01/17	9,208
10,750,000		HUD	1.770	08/01/18	11,117
5,007,000		HUD	5.380	08/01/18	5,764
13,967,000		HUD	4.960	08/01/20	17,052
13,500,000		HUD	5.050	08/01/21	16,504
7,523,869		Gate Capital Cayman Two	3.550	06/11/21	8,230
10,500,000	i	India Government AID Bond	0.399	02/01/27	10,109
10,000,000		KFW	2.625	01/25/22	10,487
9,435,000		Lutheran Medical Center	1.982	02/20/30	9,564
4,590,000	g	Montefiore Medical Center	3.896	05/20/27	5,060
955,492		National Credit Union Administration	1.840	10/07/20	967
5,743,604		Premier Aircraft Leasing	3.576	02/06/22	6,317
3,935,688		Tayarra Ltd	3.628	02/15/22	4,342
3,845,202		Tricahue Leasing LLC	3.503	11/19/21	4,214
31,044,000		Tunisia Government AID Bonds	1.686	07/16/19	30,887
4,900,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	5,328
2,823,780	g	US Trade Funding Corp	4.260	11/15/14	2,900
7,142,761		VRG Linhas Aereas S.A.	1.000	06/30/14	7,182

		TOTAL AGENCY SECURITIES			466,215

FOREIGN GOVERNMENT BONDS - 4.0%
6,300,000		Canada Government International Bond	0.875	02/14/17	6,343
24,750,000		Council of Europe Development Bank	1.500	01/15/15	25,223
14,250,000		Council of Europe Development Bank	1.000	03/07/18	14,172
2,000,000		European Investment Bank	4.875	02/15/36	2,381
17,875,000		Export-Import Bank of Korea	1.750	02/27/18	17,821
9,750,000		FMS Wertmanagement AoeR	1.000	11/21/17	9,749
14,500,000		Hydro Quebec	2.000	06/30/16	15,077
10,200,000		Hydro Quebec	1.375	06/19/17	10,335
6,082,000		Hydro Quebec	8.400	01/15/22	8,683
55,210,000		International Finance Corp	2.250	04/28/14	56,318
24,500,000		International Finance Corp	0.500	05/15/15	24,548
24,000,000		International Finance Corp	0.500	05/16/16	23,997
2,850,000	e	Italy Government International Bond	5.375	06/12/17	3,091
6,250,000	i	KE Export Leasing LLC	0.543	02/25/25	6,228
19,750,000	g,i	Kommunalbanken AS.	0.469	02/20/18	19,722
3,145,000	g	National Bank of Canada	1.650	01/30/14	3,178
7,500,000	g	National Bank of Canada	2.200	10/19/16	7,857
25,000,000		North American Development Bank	2.400	10/26/22	23,922
17,500,000	g	Province of Alberta Canada	1.000	06/21/17	17,606
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,210
21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,357
10,000,000		Province of Manitoba Canada	1.375	04/28/14	10,116
15,250,000		Province of Manitoba Canada	1.750	05/30/19	15,469
19,500,000	e	Province of Manitoba Canada	2.100	09/06/22	19,222

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$10,000,000		Province of New Brunswick Canada	2.750%	06/15/18	$10,750
5,000,000		Province of Nova Scotia Canada	2.375	07/21/15	5,209
8,100,000		Province of Ontario Canada	2.950	02/05/15	8,470
9,450,000		Province of Ontario Canada	2.700	06/16/15	9,901
15,000,000		Province of Ontario Canada	2.300	05/10/16	15,727
9,500,000		Province of Ontario Canada	1.200	02/14/18	9,514
6,000,000		Province of Ontario Canada	4.000	10/07/19	6,845
5,000,000	e	Province of Ontario Canada	4.400	04/14/20	5,838
10,000,000		Province of Quebec Canada	3.500	07/29/20	11,075
10,000,000		Province of Quebec Canada	2.750	08/25/21	10,381
14,500,000		Province of Quebec Canada	2.625	02/13/23	14,565
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,462

		TOTAL FOREIGN GOVERNMENT BONDS			482,362

MORTGAGE BACKED - 9.1%
1,542,916	i	Federal Home Loan Mortgage Corp (FHLMC)	2.436	02/01/36	1,649
3,078,163	i	FHLMC	2.849	07/01/36	3,271
3,977,909	i	FHLMC	2.441	09/01/36	4,275
975,300	i	FHLMC	2.599	09/01/36	1,040
1,041,290	i	FHLMC	5.780	02/01/37	1,120
3,725,071	i	FHLMC	2.773	03/01/37	3,990
1,815,929	i	FHLMC	5.987	04/01/37	1,972
1,737,684	i	FHLMC	3.266	08/01/37	1,844
2,583,209	i	FHLMC	1.890	09/01/37	2,722
2,137,027		FHLMC	3.000	08/15/42	2,113
10,000,000	h	FHLMC	3.500	04/15/43	10,523
104,668		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	112
199,094		FGLMC	6.000	12/01/17	214
1,543,162		FGLMC	4.500	10/01/18	1,683
1,755,706		FGLMC	4.500	11/01/18	1,915
2,147,831		FGLMC	4.500	11/01/18	2,286
2,794,996		FGLMC	4.500	01/01/19	3,049
1,032,508		FGLMC	5.500	01/01/19	1,120
957,599		FGLMC	5.000	02/01/19	1,043
406,766		FGLMC	4.500	01/01/20	434
131,194		FGLMC	4.500	07/01/20	143
137,265		FGLMC	7.000	10/01/20	151
1,001,852		FGLMC	4.500	06/01/21	1,070
3,373,696		FGLMC	4.500	06/01/21	3,605
527,851		FGLMC	4.500	03/01/23	563
433,746		FGLMC	5.000	04/01/23	464
12,591		FGLMC	7.000	05/01/23	15
1,586,926		FGLMC	4.000	07/01/24	1,686
507,568		FGLMC	4.500	09/01/24	540
28,226		FGLMC	8.000	01/01/31	33
1,081,550		FGLMC	4.500	07/01/33	1,160
1,875,825		FGLMC	5.500	09/01/33	2,093
1,858,984		FGLMC	5.500	09/01/33	2,046
3,118,086		FGLMC	5.500	12/01/33	3,408
5,600,204		FGLMC	7.000	12/01/33	6,626
897,061		FGLMC	6.000	09/01/34	993
508,526		FGLMC	5.500	12/01/34	556

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$669,436		FGLMC	6.000%	05/01/35	$741
105,859		FGLMC	6.000	05/01/35	117
706,188		FGLMC	6.000	05/01/35	780
496,513		FGLMC	6.000	05/01/35	549
196,034		FGLMC	6.000	05/01/35	216
1,060,447		FGLMC	6.000	05/01/35	1,173
2,248,879		FGLMC	7.000	05/01/35	2,661
805,904		FGLMC	5.500	06/01/35	878
1,222,239		FGLMC	6.000	08/01/35	1,350
433,241		FGLMC	4.500	09/01/35	464
447,705		FGLMC	5.000	10/01/35	483
261,799		FGLMC	4.500	12/01/35	281
397,142		FGLMC	5.000	02/01/36	429
42,006		FGLMC	6.500	05/01/36	48
672,252		FGLMC	6.500	10/01/36	764
992,117		FGLMC	6.000	09/01/37	1,096
861,761		FGLMC	6.500	11/01/37	980
2,476,245		FGLMC	6.000	02/01/38	2,762
489,828		FGLMC	6.000	11/01/38	535
663,562		FGLMC	4.500	05/01/39	710
2,845,922		FGLMC	4.000	06/01/39	3,025
1,574,181		FGLMC	5.000	07/01/39	1,693
5,201,815		FGLMC	6.000	07/01/39	5,801
5,009,439		FGLMC	4.500	11/01/40	5,586
5,653,026		FGLMC	4.500	12/01/40	6,281
9,000,000	h	FGLMC	4.000	04/15/43	9,565
855		Federal National Mortgage Association (FNMA)	5.000	06/01/13	1
2,508,051		FNMA	4.440	07/01/13	2,508
1,964,583		FNMA	4.006	08/01/13	1,964
1,031,484		FNMA	4.629	05/01/14	1,058
3,872,219		FNMA	4.265	06/01/14	3,973
2,808,564		FNMA	4.530	10/01/14	2,917
2,085		FNMA	8.500	11/01/14	2
54,605		FNMA	6.500	10/01/16	58
330,477		FNMA	6.500	04/01/17	357
677,016		FNMA	5.000	12/01/17	732
121,901		FNMA	6.500	02/01/18	132
137,340		FNMA	5.500	04/01/18	148
26,392		FNMA	5.500	05/01/18	28
2,283,098		FNMA	5.500	11/01/18	2,468
1,532,803		FNMA	5.000	12/01/18	1,683
1,548,515		FNMA	5.000	01/01/19	1,700
143,537		FNMA	6.000	01/01/19	157
158,438		FNMA	6.000	02/01/19	174
503,353		FNMA	4.000	02/25/19	532
59,754		FNMA	4.500	03/01/19	64
248,035		FNMA	4.500	05/01/19	267
428,492		FNMA	4.500	06/01/19	462
484,346		FNMA	5.000	03/01/20	524
219,813		FNMA	4.500	11/01/20	237
505,303		FNMA	5.000	12/01/20	546
783,938		FNMA	5.000	03/01/21	848

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,606,567		FNMA	5.500%	08/01/21	$1,759
555,315		FNMA	4.500	03/01/23	598
24,046		FNMA	8.000	03/01/23	27
1,550,888		FNMA	5.000	07/01/23	1,674
84,125		FNMA	5.000	01/01/24	92
266,851		FNMA	5.500	02/01/24	293
935,174		FNMA	4.000	05/01/24	1,001
53,407		FNMA	8.000	07/01/24	64
1,094,374		FNMA	4.500	08/01/24	1,178
4,516,282		FNMA	4.000	09/01/24	4,835
6,933,068		FNMA	3.000	05/01/27	7,375
27,000,000	h	FNMA	2.500	04/25/28	28,008
29,000,000	h	FNMA	3.000	04/25/28	30,490
13,000,000	h	FNMA	4.000	04/25/28	13,907
8,000,000	h	FNMA	4.500	04/25/28	8,606
846,707		FNMA	6.500	07/01/32	971
117,385		FNMA	5.000	02/01/33	128
1,468,708		FNMA	4.500	03/25/33	1,530
706,150		FNMA	5.500	07/01/33	795
660,031		FNMA	4.500	08/01/33	713
489,260		FNMA	5.000	08/01/33	533
223,707		FNMA	4.500	09/01/33	245
402,858		FNMA	5.000	10/01/33	439
591,160		FNMA	5.000	10/01/33	644
992,664		FNMA	5.000	11/01/33	1,122
1,624,211		FNMA	5.500	11/01/33	1,841
1,330,513		FNMA	5.500	11/01/33	1,508
1,241,836		FNMA	5.500	11/01/33	1,402
929,712		FNMA	5.500	11/01/33	1,054
994,407		FNMA	5.500	11/01/33	1,123
166,675		FNMA	5.500	12/01/33	185
373,698		FNMA	5.500	12/01/33	411
89,304		FNMA	7.000	01/01/34	106
171,231		FNMA	5.000	03/01/34	187
195,241		FNMA	5.000	03/01/34	213
139,338		FNMA	5.000	03/01/34	152
447,445		FNMA	5.000	03/01/34	488
1,445,664		FNMA	5.000	04/01/34	1,573
17,171		FNMA	4.500	05/01/34	18
16,299		FNMA	4.500	05/01/34	18
409,595		FNMA	4.500	05/01/34	442
18,296		FNMA	4.500	06/01/34	20
20,859		FNMA	4.500	06/01/34	22
24,744		FNMA	4.500	06/01/34	27
94,116		FNMA	4.500	06/01/34	102
91,348		FNMA	4.500	07/01/34	99
16,395		FNMA	4.500	07/01/34	18
38,585		FNMA	4.500	07/01/34	42
15,648		FNMA	4.500	08/01/34	17
597,140		FNMA	4.500	08/01/34	645
26,034		FNMA	4.500	09/01/34	28
356,993		FNMA	6.000	12/01/34	400

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$801,774		FNMA	5.500%	01/01/35	$882
4,932,126		FNMA	5.500	01/01/35	5,552
260,927		FNMA	5.500	03/01/35	287
694,472		FNMA	5.500	04/01/35	766
550,235		FNMA	5.500	04/01/35	619
559,804		FNMA	5.500	04/01/35	620
179,548		FNMA	5.500	05/01/35	197
248,035		FNMA	5.500	05/01/35	272
1,566,576		FNMA	5.500	05/01/35	1,764
171,640		FNMA	5.500	05/01/35	188
1,493,419		FNMA	6.000	05/01/35	1,680
1,205,627		FNMA	5.500	06/01/35	1,353
1,805,599		FNMA	5.500	06/01/35	2,033
962,750		FNMA	5.500	06/01/35	1,084
36,290		FNMA	7.500	06/01/35	40
360,893		FNMA	6.000	07/01/35	403
793,998		FNMA	4.500	08/01/35	856
1,866,862		FNMA	5.000	08/01/35	2,027
6,251,802		FNMA	4.000	10/01/35	6,714
4,153,050		FNMA	5.500	10/01/35	4,661
748,498	i	FNMA	2.515	02/01/36	798
256,728		FNMA	6.500	02/01/36	280
845,982		FNMA	6.500	02/01/36	983
1,336,135		FNMA	6.000	03/01/36	1,467
975,708	i	FNMA	2.760	07/01/36	1,049
1,205,236		FNMA	6.500	09/01/36	1,354
783,018		FNMA	6.000	12/01/36	860
5,450,818	i	FNMA	5.838	01/01/37	5,855
466,769		FNMA	7.000	02/01/37	555
1,790,025		FNMA	6.500	03/01/37	2,007
503,613		FNMA	7.000	04/01/37	598
577,970		FNMA	6.500	08/01/37	649
376,349		FNMA	6.500	08/01/37	422
1,109,714		FNMA	6.000	09/01/37	1,271
1,710,492		FNMA	6.000	09/01/37	1,950
1,578,877		FNMA	6.000	09/01/37	1,808
1,200,702		FNMA	6.000	09/01/37	1,350
142,000		FNMA	6.500	09/01/37	159
299,369		FNMA	6.500	09/01/37	355
752,727		FNMA	6.500	09/01/37	849
346,261		FNMA	6.500	09/01/37	389
520,048	i	FNMA	2.477	10/01/37	560
538,596		FNMA	7.000	11/01/37	640
98,762		FNMA	6.500	01/01/38	114
23,275		FNMA	6.500	02/01/38	26
535,033		FNMA	6.500	03/01/38	618
41,246		FNMA	6.500	03/01/38	45
117,492		FNMA	6.500	03/01/38	136
968,423	i	FNMA	4.917	10/01/38	1,043
1,135,969		FNMA	4.500	01/01/39	1,224
825,193		FNMA	5.500	01/01/39	900
796,508		FNMA	6.000	01/01/39	873

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,053,154		FNMA	6.000%	01/01/39	$1,155
1,591,775		FNMA	4.500	02/01/39	1,715
2,700,541		FNMA	4.000	04/01/39	2,964
2,470,907		FNMA	4.500	04/01/39	2,663
2,109,168		FNMA	4.500	08/01/39	2,273
4,229,445		FNMA	5.500	08/01/39	4,700
5,652,602		FNMA	4.000	11/01/40	6,029
2,950,698		FNMA	3.500	10/01/42	3,132
74,000,000	h	FNMA	3.000	04/25/43	76,324
121,000,000	h	FNMA	3.500	04/25/43	127,768
72,000,000	h	FNMA	4.000	04/25/43	76,759
103,000,000	h	FNMA	4.500	04/25/43	110,966
48,000,000	h	FNMA	5.000	04/25/43	51,998
31,000,000	h	FNMA	5.500	04/25/43	33,809
36,011		Government National Mortgage Association (GNMA)	9.000	12/15/17	40
6,081,160		GNMA	2.300	10/15/19	6,286
22,615		GNMA	8.000	06/15/22	25
27,140		GNMA	6.500	08/15/23	31
10,329		GNMA	6.500	08/15/23	12
156,668		GNMA	6.500	05/20/31	190
537,417		GNMA	5.500	07/15/33	592
305,548		GNMA	6.000	10/20/36	345
314,128		GNMA	6.000	01/20/37	354
1,353,779		GNMA	5.500	02/15/37	1,482
1,669,490		GNMA	6.000	02/20/37	1,884
910,724		GNMA	5.000	04/15/38	991
723,146		GNMA	6.000	08/15/38	814
643,375		GNMA	6.000	08/20/38	724
1,155,272		GNMA	6.500	11/20/38	1,332
3,030,798		GNMA	4.500	07/20/39	3,334
964,064		GNMA	5.000	07/20/39	1,051
1,145,901		GNMA	4.000	08/15/39	1,250
41,000,000	h	GNMA	3.000	04/15/43	42,858
51,000,000	h	GNMA	3.500	04/15/43	54,857
33,000,000	h	GNMA	4.000	04/15/43	35,966
24,000,000	h	GNMA	4.500	04/15/43	26,239
22,000,000	h	GNMA	5.500	04/15/43	24,080
10,000,000	h	GNMA	6.000	04/15/43	11,252
11,000,000	h	GNMA	3.500	04/20/43	11,761
35,000,000	h	GNMA	5.000	04/20/43	38,166

		TOTAL MORTGAGE BACKED			1,094,559

MUNICIPAL BONDS - 2.4%
6,520,000		American Municipal Power	6.270	02/15/50	7,789
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,125
1,090,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	1,096
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,843
3,325,000		Bay Area Water Supply & Conservation Agency	2.735	10/01/22	3,376
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,677
3,000,000		Broward County FL Water & Sewer Utility Revenue	1.350	10/01/16	3,038
1,410,000		Broward County FL Water & Sewer Utility Revenue	1.910	10/01/18	1,453
6,165,000		California Pollution Control Financing Authority	5.000	07/01/27	6,637

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,500,000	California Pollution Control Financing Authority	5.000%	07/01/37	$4,701
3,700,000	Calleguas Municipal Water District	2.030	07/01/18	3,767
2,390,000	Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,554
1,400,000	Chelan County Public Utility District No	1.398	07/01/14	1,415
2,300,000	Chelan County Public Utility District No	1.867	07/01/15	2,349
	Chicago Metropolitan Water Reclamation District-Greater
5,000,000	Chicago	5.720	12/01/38	6,415
1,250,000	City & County of Honolulu, HI	6.114	07/01/29	1,467
4,000,000	City of Dallas, TX	5.078	02/15/22	4,911
1,500,000	City of Dallas, TX	5.195	02/15/35	1,793
850,000	City of Eugene, OR	6.320	08/01/22	960
260,000	City of Jersey City NJ	0.942	09/01/14	260
1,615,000	City of Jersey City NJ	1.192	09/01/15	1,612
2,200,000	City of Jersey City NJ	1.509	09/01/16	2,197
2,180,000	City of Jersey City NJ	1.829	09/01/17	2,186
500,000	City of Jersey City NJ	2.079	09/01/18	502
925,000	City of Jersey City NJ	2.423	09/01/19	928
5,000,000	City of New York, NY	4.500	06/01/15	5,226
4,500,000	City of Seattle WA Municipal Light & Power Revenue	3.500	06/01/30	4,636
1,000,000	Commonwealth Financing Authority	1.159	06/01/16	1,001
1,000,000	Commonwealth Financing Authority	2.675	06/01/21	1,013
1,150,000	Commonwealth Financing Authority	2.875	06/01/22	1,166
2,310,000	Commonwealth Financing Authority	3.075	06/01/23	2,343
5,000,000	Commonwealth of Massachusetts	5.456	12/01/39	6,170
1,435,000	County of Mercer, NJ	5.380	02/01/17	1,504
4,000,000	Dallas County Hospital District	5.621	08/15/44	5,007
	Douglas County Public Utility District No 1 Wells
1,680,000	Hydroelectric	5.112	09/01/18	1,846
1,400,000	Elkhart Redevelopment District	5.500	06/15/18	1,412
7,005,000	Fiscal Year 2005 Securitization Corp	4.760	08/15/19	7,689
500,000	Florida Governmental Utility Authority	2.000	10/01/16	499
1,250,000	Grant County Public Utility District No 2	4.164	01/01/35	1,305
1,900,000	Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,840
18,455,000	Irvine Ranch Water District Joint Powers Agency	2.388	03/15/14	18,480
1,000,000	Kansas Development Finance Authority	4.592	05/01/14	1,036
1,350,000	Kansas Development Finance Authority	4.722	05/01/15	1,450
1,000,000	Massachusetts Housing Finance Agency	1.306	06/01/16	999
545,000	Massachusetts Housing Finance Agency	1.776	06/01/17	547
6,320,000	Massachusetts Housing Finance Agency	4.782	12/01/20	6,846
5,400,000	Massachusetts St. Water Pollution Abatement	5.192	08/01/40	6,292
3,500,000	Metropolitan Council	1.750	09/01/20	3,511
3,000,000	Metropolitan Washington Airports Authority	5.690	10/01/30	3,231
5,000,000	Metropolitan Water District of Southern California	6.250	07/01/39	5,920
750,000	Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	782
5,000,000	Mississippi Development Bank Special Obligation	5.320	07/01/14	5,206
1,000,000	New York State Environmental Facilities Corp	1.755	06/15/18	1,014
1,200,000	New York State Environmental Facilities Corp	2.005	06/15/19	1,219
1,220,000	New York State Environmental Facilities Corp	2.595	06/15/21	1,245
1,255,000	New York State Environmental Facilities Corp	3.045	06/15/24	1,279
1,225,000	New York State Environmental Facilities Corp	3.195	06/15/25	1,249
500,000	New York State Environmental Facilities Corp	3.684	12/15/29	511
3,000,000	New York State Urban Development Corp	6.500	12/15/18	3,542

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$270,000		Newport News Economic Development Authority	5.640%	01/15/29	$290
2,230,000		Newport News Economic Development Authority	5.640	01/15/29	2,514
1,250,000		Niagara Area Development Corp	4.000	11/01/24	1,285
765,000		North Wales Water Authority	3.350	11/01/33	729
4,750,000		Northern California Power Agency	4.320	07/01/24	4,969
2,450,000		Ohio State Water Development Authority	4.879	12/01/34	2,816
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,653
825,000		Pend Oreille County Public Utility District No Box Canyon	0.984	01/01/14	825
715,000		Pend Oreille County Public Utility District No Box Canyon	1.406	01/01/15	717
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,032
1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	1,034
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,115
1,220,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	1,235
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	1,021
11,500,000		Semitropic Improvement District	2.800	12/01/22	11,803
1,750,000		South Dakota Conservancy District	1.013	08/01/16	1,762
6,475,000		State of California	1.050	02/01/16	6,489
7,050,000	h	State of California	4.988	04/01/39	7,108
5,000,000		State of Connecticut	5.090	10/01/30	5,783
2,050,000		State of Hawaii	4.670	05/01/14	2,136
5,000,000		State of Illinois	4.071	01/01/14	5,108
5,570,000		State of Illinois	4.350	06/01/18	5,913
5,000,000		State of Michigan	2.302	11/01/14	5,118
4,505,000		State of Michigan	3.375	12/01/20	4,809
2,500,000		State of Ohio	5.412	09/01/28	3,100
3,050,000		State of Oregon	5.030	08/01/14	3,231
3,265,000		State of Texas	4.900	08/01/20	3,556
5,000,000		State of Texas	6.072	10/01/29	5,996
3,165,000		State of Washington	5.050	01/01/18	3,229
1,033,000		State of Wisconsin	5.700	05/01/26	1,280
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	6,019

		TOTAL MUNICIPAL BONDS			284,742

U.S. TREASURY SECURITIES - 2.8%
20,000,000		United States Treasury Bond	3.750	08/15/41	22,619
94,132,000		United States Treasury Bond	2.750	11/15/42	87,249
2,325,000		United States Treasury Note	0.125	08/31/13	2,325
2,595,000		United States Treasury Note	0.125	09/30/13	2,595
2,670,000		United States Treasury Note	3.125	09/30/13	2,710
5,985,000		United States Treasury Note	0.250	05/31/14	5,989
20,660,000		United States Treasury Note	0.250	06/30/14	20,674
22,395,000		United States Treasury Note	2.375	08/31/14	23,078
3,631,000		United States Treasury Note	2.500	04/30/15	3,799
17,895,000		United States Treasury Note	1.875	06/30/15	18,534
9,460,000		United States Treasury Note	0.375	03/15/16	9,466
37,551,000		United States Treasury Note	0.750	02/28/18	37,542
12,234,500		United States Treasury Note	1.625	11/15/22	12,018
87,740,000		United States Treasury Note	2.000	02/15/23	88,850

		TOTAL U.S. TREASURY SECURITIES			337,448

		TOTAL GOVERNMENT BONDS			2,665,326

		(Cost $2,583,823)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

STRUCTURED ASSETS - 1.5%

ASSET BACKED - 0.6%
$1,500,000		AmeriCredit Automobile Receivables Trust	1.570%	01/08/19	$1,504
		Series - 2013 1 (Class C)
1,115,171	i	Bear Stearns Asset Backed Securities Trust	0.574	11/25/39	1,089
		Series - 2005 SD3 (Class 2A1)
900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	899
		Series - 2013 1 (Class B)
975,000		Capital Auto Receivables Asset Trust 2013	1.740	10/22/18	977
		Series - 2013 1 (Class C)
3,501,139	i	Chase Funding Loan Acquisition Trust	1.059	06/25/34	3,183
		Series - 2004 OPT1 (Class M1)
432,924	i	Countrywide Asset-Backed Certificates	5.627	10/25/46	432
		Series - 2006 15 (Class A2)
1,050,577	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	1,065
		Series - 2007 MX1 (Class A1)
1,715,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	1,982
		Series - 2011 LC1A (Class C)
9,850,000	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	11,054
		Series - 2012 1A (Class A2)
2,857,322	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	2,817
		Series - 2007 1A (Class AF3)
1,500,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,566
		Series - 2011 A (Class D)
3,000,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	3,220
		Series - 2010 1A (Class A2)
6,541,105		Lehman XS Trust	6.500	06/25/46	5,023
		Series - 2006 13 (Class 2A1)
594,300	i	Long Beach Mortgage Loan Trust	0.954	02/25/35	589
		Series - 2005 1 (Class M1)
900,524	i	Residential Asset Mortgage Products, Inc	4.970	09/25/33	928
		Series - 2003 RZ5 (Class A7)
660,140	i	Residential Asset Securities Corp	0.634	04/25/35	647
		Series - 2005 KS3 (Class M3)
6,447,404		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	6,420
		Series - 2006 HI5 (Class A3)
2,810,995		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	2,884
		Series - 2006 HI3 (Class A3)
2,000,000	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,000
		Series - 2006 HI1 (Class M1)
200,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	199
		Series - 2006 HI1 (Class M2)
2,000,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	2,014
		Series - 2013 1 (Class C)
717,236	i	Securitized Asset Backed Receivables LLC	0.504	10/25/35	703
		Series - 2006 OP1 (Class A2C)
4,500,000	g,m	Sierra Receivables Funding Co LLC	1.590	11/20/29	4,513
		Series - 2013 1A (Class A)
3,045,000	g	SLM Student Loan Trust	3.740	02/15/29	3,311
		Series - 2011 B (Class A2)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,352,162	i	Soundview Home Equity Loan Trust	0.504%	11/25/35	$1,330
		Series - 2005 OPT3 (Class A4)
590,883	i	Structured Asset Investment Loan Trust	0.604	05/25/35	587
		Series - 2005 4 (Class M1)
861,364	i	Structured Asset Investment Loan Trust	0.484	12/25/35	856
		Series - 2005 10 (Class A5)
2,860,180	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.424	10/25/36	2,757
		Series - 2006 GEL4 (Class A2)
2,750,000	g	Vornado DP LLC	5.280	09/13/28	3,118
		Series - 2010 VNO (Class C)
747,030	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	747
		Series - 2006 N1 (Class N1)
1,085,859	g,i	Wachovia Loan Trust	0.564	05/25/35	982
		Series - 2005 SD1 (Class A)
601,999	i	Wells Fargo Home Equity Trust	0.344	07/25/36	595
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			69,991

OTHER MORTGAGE BACKED - 0.9%
135,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	153
		Series - 2006 4 (Class AM)
2,200,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	2,469
		Series - 2006 PW13 (Class AM)
2,405,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	2,702
		Series - 2006 T24 (Class AM)
95,893		Citicorp Mortgage Securities, Inc	5.750	11/25/36	97
		Series - 2006 6 (Class A2)
46,917	g,i	Citigroup Commercial Mortgage Trust	0.343	04/15/22	46
		Series - 2007 FL3A (Class A2)
5,000,000	i	COBALT CMBS Commercial Mortgage Trust 2007-C2	5.526	04/15/47	5,662
		Series - 2007 C2 (Class AMFX)
2,515,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,899
		Series - 2007 C9 (Class AM)
2,166,876		Countrywide Alternative Loan Trust	5.500	08/25/16	2,240
		Series - 2004 30CB (Class 1A15)
888,967		Countrywide Alternative Loan Trust	5.500	08/25/34	894
		Series - 2004 14T2 (Class A2)
1,239,224		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	1,255
		Series - 2005 6 (Class 1A10)
1,188,195		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	1,215
		Series - 2003 35 (Class 1A1)
407,168		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	409
		Series - 2005 12 (Class 1A5)
1,082,135	g,i	Credit Suisse Mortgage Capital Certificates	0.383	04/15/22	1,061
		Series - 2007 TF2A (Class A1)
3,550,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	4,047
		Series - 2006 OMA (Class D)
3,500,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	3,741
		Series - 2009 RR1 (Class A3C)
78,172		CS First Boston Mortgage Securities Corp	4.052	05/15/38	78
		Series - 2003 C3 (Class B)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,950,000	g,i,m	GS Mortgage Securities Corp II	4.276%	04/10/34	$2,062
		Series - 2012 GSMS (Class C)
2,535,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	2,927
		Series - 2010 C2 (Class B)
1,690,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	1,890
		Series - 2010 C2 (Class C)
826,001	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.578	07/15/19	807
		Series - 2007 FL1A (Class A1)
2,125,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.252	07/15/46	2,355
		Series - 2011 C4 (Class C)
2,030,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.891	02/15/51	2,210
		Series - 2007 C1 (Class AM)
62,348	i	JP Morgan Mortgage Trust	4.244	04/25/35	63
		Series - 2005 A2 (Class 5A1)
1,120,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,276
		Series - 2007 C1 (Class A4)
157,457		MASTER Asset Securitization Trust	5.000	05/25/35	157
		Series - 2005 1 (Class 2A5)
1,645,209	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	1,770
		Series - 2005 CIP1 (Class AM)
24,310,184		Morgan Stanley Bank of America Merrill Lynch Trust	0.738	02/15/46	24,206
		Series - 2013 C7 (Class A1)
710,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	762
		Series - 2011 C1 (Class D)
2,185,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	2,450
		Series - 2011 C1 (Class C)
850,000	i	Morgan Stanley Capital I	5.544	11/12/49	951
		Series - 2007 T25 (Class AM)
2,750,000	g	OBP Depositor LLC Trust	4.646	07/15/45	3,165
		Series - 2010 OBP (Class A)
1,200,000	g	Queens Center Mortgage Trust	3.376	01/11/37	1,185
		Series - 2013 QCA (Class B)
530,000	g,i	Queens Center Mortgage Trust	3.474	01/11/37	516
		Series - 2013 QCA (Class C)
1,271,992		Residential Accredit Loans, Inc	4.350	03/25/34	1,303
		Series - 2004 QS4 (Class A1)
4,813,294	i	Residential Accredit Loans, Inc	0.394	05/25/46	3,462
		Series - 2006 QO5 (Class 2A1)
1,297,647		RFMSI Trust	5.500	03/25/35	1,352
		Series - 2005 S2 (Class A6)
1,720,397	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,739
		Series - 2012 1A (Class A)
1,329,050	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	1,347
		Series - 0 2A (Class A)
85,679	i	Structured Adjustable Rate Mortgage Loan Trust	0.964	03/25/35	86
		Series - 2005 6XS (Class A3)
1,740,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	1,969
		Series - 2007 C30 (Class A5)
4,250,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	4,671
		Series - 2007 C30 (Class AM)
6,555,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	7,454
		Series - 2007 C34 (Class AM)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,505,000		Wachovia Bank Commercial Mortgage Trust	5.500%	04/15/47	$2,865
		Series - 2007 C31 (Class A5)
3,135,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,467
		Series - 2007 C31 (Class AM)
370,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	417
		Series - 2006 C29 (Class AM)
1,115,000	i	Wachovia Bank Commercial Mortgage Trust	5.926	02/15/51	1,285
		Series - 2007 C33 (Class A5)

		TOTAL OTHER MORTGAGE BACKED			109,137

		TOTAL STRUCTURED ASSETS			179,128

		(Cost $172,443)

		TOTAL BONDS			4,577,047

		(Cost $4,426,243)

SHARES		COMPANY

COMMON STOCKS - 60.6%

AUTOMOBILES & COMPONENTS - 1.1%
67,500		Aisin Seiki Co Ltd	2,488
115,296	*	American Axle & Manufacturing Holdings, Inc	1,574
127,203		Bayerische Motoren Werke AG.	11,008
37,510		Bayerische Motoren Werke AG. (Preference)	2,401
7,792	*	BorgWarner, Inc	603
187,700		Denso Corp	7,975
2,084,777		Ford Motor Co	27,415
8,129	*	Fuel Systems Solutions, Inc	134
71,000		Fuji Heavy Industries Ltd	1,126
236,929		Harley-Davidson, Inc	12,628
361,780		Honda Motor Co Ltd	13,932
755,892		Johnson Controls, Inc	26,509
254,000	*,e	Mitsubishi Motors Corp	266
38,400	*	Modine Manufacturing Co	349
836,900	e	Nissan Motor Co Ltd	8,118
232,893	*,e	Peugeot S.A.	1,689
97,815		Pirelli & C S.p.A.	1,029
109,499		Renault S.A.	6,870
3,200		Spartan Motors, Inc	17
9,200		Stanley Electric Co Ltd	160
48,870		Superior Industries International, Inc	913
123,300	e	Suzuki Motor Corp	2,763
107,999	*	Tenneco, Inc	4,245
7,617	*,e	Tesla Motors, Inc	289
2,900	e	Toyoda Gosei Co Ltd	70
3,500	e	Toyota Boshoku Corp	50
81,600		Toyota Industries Corp	3,006
102,500	e	Yamaha Motor Co Ltd	1,388

		TOTAL AUTOMOBILES & COMPONENTS	139,015

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

BANKS - 3.5%
1,099	e	Arrow Financial Corp	$27
502,957	*	Australia & New Zealand Banking Group Ltd	15,000
1,911,833		Banca Intesa S.p.A.	2,817
766,621		Banca Intesa S.p.A. RSP	971
912,901		Banco Bilbao Vizcaya Argentaria S.A.	7,971
1,398,539		Banco Santander Central Hispano S.A.	9,475
25,289	e	Bank of Hawaii Corp	1,285
207,400	e	Bank of Nova Scotia	12,068
1,020,309		BB&T Corp	32,027
4,422		Bendigo Bank Ltd	47
47,100		CapitalSource, Inc	453
7,221		Capitol Federal Financial	87
3,360		Cathay General Bancorp	68
64,852	*	Citizens Republic Bancorp, Inc	1,462
2,120	e	Columbia Banking System, Inc	47
165,930		Comerica, Inc	5,965
1,213		Commerce Bancshares, Inc	50
301,281		Commonwealth Bank of Australia	21,400
3,936		Community Bank System, Inc	117
9,127	e	Cullen/Frost Bankers, Inc	571
102,941	*	Danske Bank AS	1,846
236,588		DNB NOR Holding ASA	3,482
10,051		East West Bancorp, Inc	258
107,598		First Horizon National Corp	1,149
2,500	*	Flagstar Bancorp, Inc	35
16,186		FNB Corp	196
2,590		Glacier Bancorp, Inc	49
5,441		Hancock Holding Co	168
508,500		Hang Seng Bank Ltd	8,170
3,209,118		HSBC Holdings plc	34,240
199,570		Hudson City Bancorp, Inc	1,724
174,643		Huntington Bancshares, Inc	1,291
1,147		International Bancshares Corp	24
90,119		KBC Groep NV	3,125
1,222,260		Keycorp	12,174
156,974	e	M&T Bank Corp	16,193
1,300		MainSource Financial Group, Inc	18
1,800		MB Financial, Inc	44
2,071,200		Mitsubishi UFJ Financial Group, Inc	12,496
3,874,400	e	Mizuho Financial Group, Inc	8,314
403,419		National Australia Bank Ltd	13,017
6,490		National Penn Bancshares, Inc	69
1,500		NBT Bancorp, Inc	33
145,456	e	New York Community Bancorp, Inc	2,087
644,338		Nordea Bank AB	7,310
19,938		Old National Bancorp	274
600	e	Park National Corp	42
2,728		People’s United Financial, Inc	37
2,500	*	Pinnacle Financial Partners, Inc	58
563,484		PNC Financial Services Group, Inc	37,472
20,000	*	Popular, Inc	552

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

53,363		Provident Financial Services, Inc	$815
577,056	e	Radian Group, Inc	6,180
1,394,777		Regions Financial Corp	11,423
155,400	e	Resona Holdings, Inc	821
2,569		Rockville Financial, Inc	33
250,810		Royal Bank of Canada (Toronto)	15,110
1,000		S&T Bancorp, Inc	19
141,200	e	Shizuoka Bank Ltd	1,594
3,487	*	Signature Bank	275
221,278	e	Skandinaviska Enskilda Banken AB (Class A)	2,225
369,841		Standard Chartered plc	9,603
190,200		Sumitomo Mitsui Financial Group, Inc	7,803
16,927		Susquehanna Bancshares, Inc	210
28,454	*	SVB Financial Group	2,019
45,092	e	Swedbank AB (A Shares)	1,027
800	*	Texas Capital Bancshares, Inc	32
157,511		Toronto-Dominion Bank	13,114
1,700		Trustmark Corp	43
3,150		Umpqua Holdings Corp	42
718,558	*	UniCredit S.p.A	3,084
1,369,982		US Bancorp	46,483
13,956		Webster Financial Corp	339
5,690	*	Western Alliance Bancorp	79
629,923		Westpac Banking Corp	20,272
1,110		Wintrust Financial Corp	41
37,356		Zions Bancorporation	934

		TOTAL BANKS	421,475

CAPITAL GOODS - 4.6%
489,783		3M Co	52,069
43,017		ACS Actividades Cons y Servicios S.A.	1,008
13,978		Actuant Corp (Class A)	428
5,085		Acuity Brands, Inc	353
1,900	*	Aegion Corp	44
75,930	e	Alfa Laval AB	1,753
2,655	*,e	American Superconductor Corp	7
464,724		Ametek, Inc	20,150
4,300		Ampco-Pittsburgh Corp	81
5,965		Apogee Enterprises, Inc	173
56,219	*	ArvinMeritor, Inc	266
368,000		Asahi Glass Co Ltd	2,563
51,800		Assa Abloy AB (Class B)	2,118
10,969		Astec Industries, Inc	383
153,909		Atlas Copco AB (A Shares)	4,379
135,146		Atlas Copco AB (B Shares)	3,424
293,206		Balfour Beatty plc	1,049
116,424		Barnes Group, Inc	3,368
2,120	*	Beacon Roofing Supply, Inc	82
4,234		Belden CDT, Inc	219
106,747		Bouygues S.A.	2,899
29,997		Briggs & Stratton Corp	744
108,048	*	Builders FirstSource, Inc	633

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

299,328		Bunzl plc	$5,908
4,279	*	Chart Industries, Inc	342
92,756		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,476
10,768	*	Colfax Corp	501
144,774		Compagnie de Saint-Gobain	5,376
210,677		Cummins, Inc	24,398
46,600		Daikin Industries Ltd	1,834
635,413		Danaher Corp	39,491
372,388		Deere & Co	32,018
67,977		Dover Corp	4,954
340,868		Eaton Corp	20,878
4,941		EMCOR Group, Inc	209
707,138		Emerson Electric Co	39,508
7,019	*	EnerSys	320
1,450		ESCO Technologies, Inc	59
2,909	*	Esterline Technologies Corp	220
143,829	e	Fastenal Co	7,386
144,300		Fiat Industrial S.p.A.	1,627
78,034	*,e	FuelCell Energy, Inc	74
400		Gardner Denver, Inc	30
21,353		GEA Group AG.	705
11,801		Geberit AG.	2,910
48,876	*	Gibraltar Industries, Inc	892
1,500		Gorman-Rupp Co	45
66,177		Graco, Inc	3,840
41,220	*,e	GrafTech International Ltd	317
1,400		H&E Equipment Services, Inc	29
4,485		Heico Corp	195
14,756	*	Hexcel Corp	428
32,600	e	Hitachi Construction Machinery Co Ltd	702
12,125	*	Hochtief AG.	791
4,000		Houston Wire & Cable Co	52
521,422		Illinois Tool Works, Inc	31,775
133,866		Ingersoll-Rand plc	7,364
2,300		Insteel Industries, Inc	38
349,846		Invensys plc	1,874
2,187		Joy Global, Inc	130
7,600		JTEKT Corp	72
213,800	e	Komatsu Ltd	5,113
331,267		Koninklijke Philips Electronics NV	9,801
320,000		Kubota Corp	4,643
6,983	*	Layne Christensen Co	149
36,587		LB Foster Co (Class A)	1,620
26,197		Lincoln Electric Holdings, Inc	1,419
27,700	e	LIXIL Group Corp	553
15,600	*	Makita Corp	695
659,000		Marubeni Corp	5,045
463,592		Masco Corp	9,388
44,896		Metso Oyj	1,918
482,000		Mitsubishi Electric Corp	3,921
7,683		MSC Industrial Direct Co (Class A)	659
114,717	*	NCI Building Systems, Inc	1,993

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

83,000	e	NGK Insulators Ltd	$887
28,000	e	Nidec Corp	1,678
132,713		Nordson Corp	8,752
86,000	e	NSK Ltd	656
165,398	*	Owens Corning, Inc	6,522
287,127		Paccar, Inc	14,517
25,360		Pall Corp	1,734
35,299		Parker Hannifin Corp	3,233
100,159		Pentair Ltd	5,283
43,401	*,e	Polypore International, Inc	1,744
175,651		Precision Castparts Corp	33,307
35,452		Quanex Building Products Corp	571
118,919	*	Quanta Services, Inc	3,399
94,352		Rockwell Automation, Inc	8,147
10,342		Rockwell Collins, Inc	653
3,300	*	Rush Enterprises, Inc (Class A)	80
236,880		Sandvik AB	3,654
2,100		Sauer-Danfoss, Inc	123
172,100		Scania AB (B Shares)	3,611
182,088		Schneider Electric S.A.	13,316
1,857,500		SembCorp Industries Ltd	7,799
98,000	e	Shimizu Corp	322
43,110		Skanska AB (B Shares)	781
42,500		SKF AB (B Shares)	1,038
69,349		Smiths Group plc	1,328
17,535		Snap-On, Inc	1,450
210,153	*	Spirit Aerosystems Holdings, Inc (Class A)	3,991
13,155		Sulzer AG.	2,251
161,300		Sumitomo Electric Industries Ltd	1,985
5,435		TAL International Group, Inc	246
104,755		Tennant Co	5,087
18,487		Timken Co	1,046
6,400		Toyota Tsusho Corp	164
5,051	*	Trex Co, Inc	248
38,902	*,e	United Rentals, Inc	2,138
48,780	*,e	USG Corp	1,290
176,760		Vinci S.A.	7,979
436,090		Volvo AB (B Shares)	6,367
25,258	*	Wabash National Corp	257
38,428	*	WABCO Holdings, Inc	2,713
27,403	*,e	WESCO International, Inc	1,990
125,988		Wolseley plc	6,283
12,153		Xylem, Inc	335
6,412		Zardoya Otis S.A.	86

		TOTAL CAPITAL GOODS	552,919

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
2,604		ABM Industries, Inc	58
197,072	*	ACCO Brands Corp	1,317
80,180		Adecco S.A.	4,398
14,675		Aggreko plc	398
176,082		Avery Dennison Corp	7,584

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

205,697		Brambles Ltd	$1,824
2,800		Bureau Veritas S.A.	349
120,569		Capita Group plc	1,648
2,000		CDI Corp	34
2,394	*	Copart, Inc	82
9,841		Corporate Executive Board Co	572
218,000	e	Dai Nippon Printing Co Ltd	2,083
24,020		Deluxe Corp	994
82,626	e	Dun & Bradstreet Corp	6,912
22,336		Equifax, Inc	1,286
313,217		Experian Group Ltd	5,429
2,000		Heidrick & Struggles International, Inc	30
8,629		Herman Miller, Inc	239
21,504		HNI Corp	763
9,308	*	IHS, Inc (Class A)	975
1,660	*,e	Innerworkings, Inc	25
7,700		Intertek Group plc	398
122,588		Iron Mountain, Inc	4,451
1,800		Kelly Services, Inc (Class A)	34
29,712		Manpower, Inc	1,685
2,100	*	Mobile Mini, Inc	62
1,000	*	On Assignment, Inc	25
50,982	e	Pitney Bowes, Inc	758
18,371	e	R.R. Donnelley & Sons Co	221
34,400		Randstad Holdings NV	1,412
162,118		Robert Half International, Inc	6,084
58,400		Secom Co Ltd	3,014
400		Societe BIC S.A.	47
1,544	*	Standard Parking Corp	32
44,676	*	Tetra Tech, Inc	1,362
179,000	e	Toppan Printing Co Ltd	1,292
463,660		Tyco International Ltd	14,837
2,100		Viad Corp	58
174,423		Waste Management, Inc	6,839

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	79,611

CONSUMER DURABLES & APPAREL - 0.8%
29,048		Adidas-Salomon AG.	3,020
4,859	e	American Greetings Corp (Class A)	78
64,500		Burberry Group plc	1,306
32,738	e	Callaway Golf Co	217
30,920		Christian Dior S.A.	5,132
126,573		Compagnie Financiere Richemont S.A.	9,965
24,000	e	Electrolux AB (Series B)	612
7,187	e	Ethan Allen Interiors, Inc	237
11,700		Gildan Activewear, Inc	467
573,700	e	Matsushita Electric Industrial Co Ltd	4,320
520,280		Mattel, Inc	22,783
7,456	*	Meritage Homes Corp	349
9,802	*	Mohawk Industries, Inc	1,109
23,800		Movado Group, Inc	798
527,519		Nike, Inc (Class B)	31,129

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

126,600	e	Nikon Corp	$2,982
18,943		Oxford Industries, Inc	1,006
9,478		Perry Ellis International, Inc	172
2,000		Pool Corp	96
27,543	e	Ryland Group, Inc	1,146
50,000		Sekisui Chemical Co Ltd	552
96,000		Sekisui House Ltd	1,304
132,000	*,e	Sharp Corp	378
234,000	*,e	Sony Corp	4,072
4,500	*	Unifi, Inc	86

		TOTAL CONSUMER DURABLES & APPAREL	93,316

CONSUMER SERVICES - 1.2%
41,319		Accor S.A.	1,437
35,220	*	AFC Enterprises	1,279
800	*,e	American Public Education, Inc	28
30,700		Benesse Corp	1,307
25,421		Brinker International, Inc	957
1,171		CBRL Group, Inc	95
7,675	*	Chipotle Mexican Grill, Inc (Class A)	2,501
103,153	e	Choice Hotels International, Inc	4,364
8,683	*,e	Coinstar, Inc	507
514,283		Compass Group plc	6,582
86,851		Darden Restaurants, Inc	4,488
1,346		DineEquity, Inc	93
7,832		Dunkin Brands Group, Inc	289
369,506		Marriott International, Inc (Class A)	15,604
595,733		McDonald’s Corp	59,389
1,300	*	Papa John’s International, Inc	80
33,974		Royal Caribbean Cruises Ltd	1,129
11,375	*	Ruby Tuesday, Inc	84
29,578	*	Sonic Corp	381
688,843		Starbucks Corp	39,236
136,400		Starwood Hotels & Resorts Worldwide, Inc	8,693
9,100		Tim Hortons, Inc (Toronto)	495
2,200		Universal Technical Institute, Inc	28
11,685		Whitbread plc	457

		TOTAL CONSUMER SERVICES	149,503

DIVERSIFIED FINANCIALS - 3.4%
4,200	e	Aeon Credit Service Co Ltd	119
251,412	*	American Capital Ltd	3,669
749,602		American Express Co	50,568
196,682		Ameriprise Financial, Inc	14,486
12,499		Ares Capital Corp	226
1,355,087		Bank of New York Mellon Corp	37,929
146,733		BlackRock, Inc	37,693
604,072		Capital One Financial Corp	33,194
1,431,454		Charles Schwab Corp	25,322
310,655		CME Group, Inc	19,071
1,362	e	Cohen & Steers, Inc	49
69,415		Deutsche Boerse AG.	4,211

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

749,635		Discover Financial Services	$33,614
17,544		Eaton Vance Corp	734
51,550		Evercore Partners, Inc (Class A)	2,145
229,873		Franklin Resources, Inc	34,667
91,164	*,e	IntercontinentalExchange, Inc	14,866
1,750	*	International Assets Holding Corp	31
508,141		Invesco Ltd	14,716
3,030	*	Investment Technology Group, Inc	33
61,166	e	Janus Capital Group, Inc	575
60,728		Kinnevik Investment AB (Series B)	1,474
62,663	e	Legg Mason, Inc	2,015
7,400	e	Main Street Capital Corp	237
266,200		Mitsubishi UFJ Lease & Finance Co Ltd	1,395
76,231		Nasdaq Stock Market, Inc	2,462
135,919	*	NewStar Financial, Inc	1,798
240,120		Northern Trust Corp	13,101
250,268		NYSE Euronext	9,670
22,527	*,e	PHH Corp	495
8,995	e	Prospect Capital Corp	98
15,778	*	Safeguard Scientifics, Inc	249
489,115		State Street Corp	28,902
5,000	*	SWS Group, Inc	30
287,043		T Rowe Price Group, Inc	21,491
16,754	e	Triangle Capital Corp	469

		TOTAL DIVERSIFIED FINANCIALS	411,804

ENERGY - 5.6%
40,000	e	Acergy S.A.	940
46,000		Aker Kvaerner ASA	863
6,000		Alon USA Energy, Inc	114
52,019		AMEC plc	836
315,610		Apache Corp	24,352
45,500	e	ARC Energy Trust	1,202
13,661	*	Atwood Oceanics, Inc	718
23,645	*,e	Basic Energy Services, Inc	323
854,626		BG Group plc	14,706
270,701	*	Cameron International Corp	17,650
1,618	e	CARBO Ceramics, Inc	147
14,005	*	Carrizo Oil & Gas, Inc	361
287,400	e	Cenovus Energy, Inc (Toronto)	8,901
165,841	*	Cheniere Energy, Inc	4,644
98,049		Cimarex Energy Co	7,397
260,946	*,e	Clean Energy Fuels Corp	3,392
58,723	*	Compagnie Generale de Geophysique S.A.	1,324
31,699	*	Comstock Resources, Inc	515
29,437	*	Concho Resources, Inc	2,868
46,605		Contango Oil & Gas Co	1,868
146,657	*	Continental Resources, Inc	12,749
163,000	e	Cosmo Oil Co Ltd	345
57,300	e	Crescent Point Energy Corp	2,163
190,536		Crosstex Energy, Inc	3,670
17,312	*	CVR Energy, Inc	894

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

124,890	*,m	CVR Energy, Inc (Contingent value right)	$0	^
11,452	*	Dawson Geophysical Co	344
8,640		Delek Group Ltd	2,434
2,500		Delek US Holdings, Inc	99
486,380	*	Denbury Resources, Inc	9,071
430,963	*	Devon Energy Corp	24,315
268,074		Enbridge, Inc	12,482
1,150		Energen Corp	60
72,600	e	Enerplus Resources Fund	1,061
624,899		ENI S.p.A.	13,991
287,176		EOG Resources, Inc	36,779
320,742		Equitable Resources, Inc	21,730
11,351	*	Exterran Holdings, Inc	306
203,588	*	FMC Technologies, Inc	11,073
19,000		Fugro NV	1,053
183,458	e	Galp Energia SGPS S.A.	2,876
8,642	*	Geospace Technologies Corp	933
65,141	*,e	Goodrich Petroleum Corp	1,019
22,906		Gulf Island Fabrication, Inc	482
187,072	*	Hercules Offshore, Inc	1,388
366,724		Hess Corp	26,261
155,177	*	Hornbeck Offshore Services, Inc	7,210
16,000	e	Idemitsu Kosan Co Ltd	1,396
670		Inpex Holdings, Inc	3,608
60,455	*	ION Geophysical Corp	412
44,211	*	Key Energy Services, Inc	357
6,186	*	Kinder Morgan Management LLC	543
676,402	*	Kodiak Oil & Gas Corp	6,149
749,902		Marathon Oil Corp	25,287
396,815		Marathon Petroleum Corp	35,555
6,367	*	Matrix Service Co	95
458,618		National Oilwell Varco, Inc	32,447
3,769	*	Natural Gas Services Group, Inc	73
126,731	e	Neste Oil Oyj	1,791
180,694		Noble Corp	6,893
212,991		Noble Energy, Inc	24,635
29,282	*,e	Northern Oil And Gas, Inc	421
21,344	*	Oasis Petroleum, Inc	813
34,436		Oceaneering International, Inc	2,287
28,748	*	Oil States International, Inc	2,345
209,409		OMV AG.	8,929
516,973		Origin Energy Ltd	7,195
64,100		Pacific Rubiales Energy Corp (Toronto)	1,353
116,848	*	Parker Drilling Co	500
37,146	*	PDC Energy, Inc	1,841
141,200	e	Penn West Energy Trust	1,518
68,060	*,e	Petroquest Energy, Inc	302
423,386		Phillips 66	29,624
87,693	*	Pioneer Energy Services Corp	723
170,278		Pioneer Natural Resources Co	21,157
37,029	*	Plains Exploration & Production Co	1,758
282,498		Questar Market Resources, Inc	8,995

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

150,641	*,e	Quicksilver Resources, Inc	$339
63,509		Range Resources Corp	5,147
2,289,845		Rentech, Inc	5,381
298,681		Repsol YPF S.A.	6,068
36,777	*	Rex Energy Corp	606
48,811		Saipem S.p.A.	1,500
431,628		Santos Ltd	5,606
894		SEACOR Holdings, Inc	66
58,600		Showa Shell Sekiyu KK	416
337,955	*	Southwestern Energy Co	12,592
954,987		Spectra Energy Corp	29,366
108,961		St. Mary Land & Exploration Co	6,453
403,405		Statoil ASA	9,848
430,104		Suncor Energy, Inc	12,888
88,722	*	Superior Energy Services	2,304
364,800		Talisman Energy, Inc	4,460
22,440		Technip S.A.	2,302
159,456		Tenaris S.A.	3,247
5,071	*	Tetra Technologies, Inc	52
262,191		Tullow Oil plc	4,908
80,823	*,e	Ultra Petroleum Corp	1,625
46,868	*	Unit Corp	2,135
25,000	*,e	Vantage Drilling Co	44
933,272	*	Weatherford International Ltd	11,330
320,238	e	Western Refining, Inc	11,340
130,361	*	Whiting Petroleum Corp	6,628
443,674		Williams Cos, Inc	16,620

		TOTAL ENERGY	680,182

FOOD & STAPLES RETAILING - 0.9%
173,400	e	Aeon Co Ltd	2,245
179,256		Carrefour S.A.	4,910
844		Casey’s General Stores, Inc	49
13,576		Casino Guichard Perrachon S.A.	1,428
5,000		Colruyt S.A.	242
31,318		Delhaize Group	1,710
275,568		J Sainsbury plc	1,587
59,300		Jeronimo Martins SGPS S.A.	1,155
6,988		Kesko Oyj (B Shares)	219
93,117		Koninklijke Ahold NV	1,428
377,848		Kroger Co	12,522
3,600		Lawson, Inc	276
42,800	e	Loblaw Cos Ltd	1,801
68,666		Metro AG.	1,955
615		Pricesmart, Inc	48
316,705	e	Safeway, Inc	8,345
149,700		Seven & I Holdings Co Ltd	4,967
18,582		Spartan Stores, Inc	326
807,032		Sysco Corp	28,383
1,918,076		Tesco plc	11,150
1,270	*	United Natural Foods, Inc	63
93,077		Whole Foods Market, Inc	8,074

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

386,938		WM Morrison Supermarkets plc	$1,626
265,072		Woolworths Ltd	9,358

		TOTAL FOOD & STAPLES RETAILING	103,867

FOOD, BEVERAGE & TOBACCO - 2.6%
161,000		Ajinomoto Co, Inc	2,367
51,945		Aryzta AG.	3,070
191,588		Associated British Foods plc	5,541
16,050		Bunge Ltd	1,185
2,423	e	Calavo Growers, Inc	70
233,572	e	Campbell Soup Co	10,595
131,532		ConAgra Foods, Inc	4,710
19,775	*	Darling International, Inc	355
30,775		Dr Pepper Snapple Group, Inc	1,445
9,693		Flowers Foods, Inc	319
787,650		General Mills, Inc	38,839
70,022	*,e	Green Mountain Coffee Roasters, Inc	3,974
171,325		Groupe Danone	11,929
442,005		H.J. Heinz Co	31,944
5,759	*,e	Hain Celestial Group, Inc	352
65,855		Hillshire Brands Co	2,315
2,074		Hormel Foods Corp	86
39,791		J.M. Smucker Co	3,946
501,093		Kellogg Co	32,285
28,997		Kerry Group plc (Class A)	1,728
31,000	e	Kikkoman Corp	542
458		Lindt & Spruengli AG.	1,764
21		Lindt & Spruengli AG. (Reg)	948
1,520		McCormick & Co, Inc	112
74,148		Mead Johnson Nutrition Co	5,743
1,188,820		Mondelez International, Inc	36,390
13,000	e	Nippon Meat Packers, Inc	210
39,000	e	Nisshin Seifun Group, Inc	515
14,500	e	Nissin Food Products Co Ltd	666
152,793		Orkla ASA	1,228
857,662		PepsiCo, Inc	67,850
29,100		Saputo, Inc	1,477
13,800		Suedzucker AG.	583
12,546		Tate & Lyle plc	162
11,770	e	Tootsie Roll Industries, Inc	352
405,114		Unilever NV	16,599
481,826		Unilever plc	20,380
42,800	e	Yakult Honsha Co Ltd	1,728
6,000		Yamazaki Baking Co Ltd	79

		TOTAL FOOD, BEVERAGE & TOBACCO	314,383

HEALTH CARE EQUIPMENT & SERVICES - 2.0%
888,663		Abbott Laboratories	31,388
450,512		Aetna, Inc	23,030
8,037	*	Align Technology, Inc	269
10,800	*	Amsurg Corp	363
546,940		Baxter International, Inc	39,729

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

322,043		Becton Dickinson & Co	$30,791
54,777	*	Centene Corp	2,412
4,495		Chemed Corp	360
186,841		Cigna Corp	11,653
9,815	*	Conceptus, Inc	237
700	*	Cyberonics, Inc	33
5,764		Dentsply International, Inc	245
15,359	*	Edwards Lifesciences Corp	1,262
8,354	*	Gentiva Health Services, Inc	90
12,050	*	Greatbatch, Inc	360
4,374	*	Haemonetics Corp	182
18,890	*	Henry Schein, Inc	1,748
72,540		Hill-Rom Holdings, Inc	2,555
10,561	*	HMS Holdings Corp	287
119,951		Humana, Inc	8,290
1,185	*	ICU Medical, Inc	70
45,302	*	Idexx Laboratories, Inc	4,185
2,446		Invacare Corp	32
61,900	*	Inverness Medical Innovations, Inc	1,580
6,078	*	LHC Group, Inc	131
58,522	*	LifePoint Hospitals, Inc	2,836
10,330	*,e	MAKO Surgical Corp	115
1,730	*	MedAssets, Inc	33
903,388		Medtronic, Inc	42,423
55,639	*,e	Molina Healthcare, Inc	1,718
8,672	*	MWI Veterinary Supply, Inc	1,147
14,388	*	Natus Medical, Inc	193
1,976	*	NuVasive, Inc	42
2,364	*	NxStage Medical, Inc	27
3,000	*	Omnicell, Inc	57
7,475	*	OraSure Technologies, Inc	40
2,718	e	Owens & Minor, Inc	88
5,380	*	Palomar Medical Technologies, Inc	73
86,208		Patterson Cos, Inc	3,279
4,910		Quality Systems, Inc	90
39,293	e	Resmed, Inc	1,822
3,688	*	Sirona Dental Systems, Inc	272
56,474		Sonic Healthcare Ltd	822
36,974		STERIS Corp	1,538
4,400		Suzuken Co Ltd	160
7,700		Sysmex Corp	469
438,368		WellPoint, Inc	29,033
2,100	*	Wright Medical Group, Inc	50

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	247,609

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
4		Avon Products, Inc	0	^
9,680		Beiersdorf AG.	895
353,890		Colgate-Palmolive Co	41,770
281,616		Estee Lauder Cos (Class A)	18,032
210		Henkel KGaA	17
150,770		Henkel KGaA (Preference)	14,525

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

23,052	e	Herbalife Ltd	$863
41,500		Kao Corp	1,342
322,166		Kimberly-Clark Corp	31,566
63,795		L’Oreal S.A.	10,121
44,575	*	Medifast, Inc	1,022
16,029	e	Nu Skin Enterprises, Inc (Class A)	709
1,232,772		Procter & Gamble Co	94,997
152,666		Reckitt Benckiser Group plc	10,961
43,160		Svenska Cellulosa AB (B Shares)	1,114

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	227,934

INSURANCE - 3.7%
404,508		ACE Ltd	35,989
592,920		Aflac, Inc	30,844
1,543,100		AMP Ltd	8,407
1,200	e	Amtrust Financial Services, Inc	42
61,969	*	Arch Capital Group Ltd	3,258
13,380		Arthur J. Gallagher & Co	553
131,054		Aspen Insurance Holdings Ltd	5,056
421,903		Assicurazioni Generali S.p.A.	6,606
94,531		Assurant, Inc	4,255
30,787		Axis Capital Holdings Ltd	1,281
862,610	*	Berkshire Hathaway, Inc (Class B)	89,884
389,450		Chubb Corp	34,089
427,236		Cincinnati Financial Corp	20,161
280,593		CNP Assurances	3,856
102,203		Delta Lloyd NV	1,760
1,400		Donegal Group, Inc (Class A)	21
4,146	*	eHealth, Inc	74
2,400		Employers Holdings, Inc	56
10,644		Endurance Specialty Holdings Ltd	509
11,630		First American Financial Corp	297
608,847	*	Genworth Financial, Inc (Class A)	6,088
3,500	*	Hilltop Holdings, Inc	47
588,027		Insurance Australia Group Ltd	3,508
1,916		Kemper Corp	62
4,990	*,e	Markel Corp	2,512
36,551		Marsh & McLennan Cos, Inc	1,388
4,850		Meadowbrook Insurance Group, Inc	34
123,177		Montpelier Re Holdings Ltd	3,209
75,286		Muenchener Rueckver AG.	14,111
59,105	*	National Financial Partners Corp	1,326
700	*	Navigators Group, Inc	41
2,849,807		Old Mutual plc	8,805
13,746		PartnerRe Ltd	1,280
21,807	*	Phoenix Cos, Inc	671
56,579		Platinum Underwriters Holdings Ltd	3,158
2,297		Primerica, Inc	75
357,357		Principal Financial Group	12,161
929,925		Progressive Corp	23,499
42,513		Protective Life Corp	1,522
523,933		Prudential Financial, Inc	30,907

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

912,978		Prudential plc	$14,828
5,153		RenaissanceRe Holdings Ltd	474
1,421		RLI Corp	102
2,022,246		Royal & Sun Alliance Insurance Group plc	3,586
900		Safety Insurance Group, Inc	44
2,400		Selective Insurance Group, Inc	58
2,490		Stancorp Financial Group, Inc	106
1,244,153		Standard Life plc	6,937
13,455		Stewart Information Services Corp	343
169,853		Swiss Re Ltd	13,833
177,900	e	T&D Holdings, Inc	2,131
446,182		Travelers Cos, Inc	37,564
800		TrygVesta AS	65

		TOTAL INSURANCE	441,473

MATERIALS - 3.7%
52,958		Agnico-Eagle Mines Ltd	2,172
23,600	e	Agrium, Inc (Toronto)	2,301
96,390		Air Liquide	11,724
308,797		Air Products & Chemicals, Inc	26,902
23,600		Akzo Nobel NV	1,499
744,736		Alcoa, Inc	6,345
63,652		Allegheny Technologies, Inc	2,018
148,535	*	Allied Nevada Gold Corp	2,445
1,698,817		Alumina Ltd	1,972
128,690		AMCOL International Corp	3,885
92,400		Amcor Ltd	895
335,241		Antofagasta plc	5,032
26,351		Aptargroup, Inc	1,511
232,000	e	Asahi Kasei Corp	1,568
63,073		Ball Corp	3,001
132,610		BASF AG.	11,644
48,884		Bemis Co, Inc	1,973
4,600		Boise, Inc	40
244,955		Boliden AB	3,957
19,621		Boral Ltd	101
56,508		Buckeye Technologies, Inc	1,692
8,161		Carpenter Technology Corp	402
44,916		Celanese Corp (Series A)	1,979
2,372	*	Clearwater Paper Corp	125
211,732	e	Cleveland-Cliffs, Inc	4,025
131,361		Commercial Metals Co	2,082
14,183		Compass Minerals International, Inc	1,119
295,427		CRH plc	6,523
17,000	e	Daido Steel Co Ltd	91
5,617		Domtar Corp	436
9,400		DSM NV	548
36,695		Eastman Chemical Co	2,564
415,647		Ecolab, Inc	33,327
5,690	*	Ferro Corp	38
646,464		Fletcher Building Ltd	4,647
33,738	*	Flotek Industries, Inc	552

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

847,086	e	Fortescue Metals Group Ltd	$3,507
10,900	*	Franco-Nevada Corp	498
72,620		Fresnillo plc	1,502
74,210	*,e	General Moly, Inc	164
2,179		Givaudan S.A.	2,679
2,623		Globe Specialty Metals, Inc	37
94,290		H.B. Fuller Co	3,685
48,214		HeidelbergCement AG.	3,477
50,000	e	Hitachi Metals Ltd	479
900		Imerys S.A.	59
23,190		Innophos Holdings, Inc	1,265
9,797		International Flavors & Fragrances, Inc	751
238,995		International Paper Co	11,132
10,464		Johnson Matthey plc	367
48,900		JSR Corp	1,002
77,699		K&S AG.	3,622
18,000		Kaneka Corp	104
333,300		Kinross Gold Corp	2,638
643,000	*,e	Kobe Steel Ltd	757
7,764	*	Kraton Polymers LLC	182
10,783	e	Kronos Worldwide, Inc	169
58,000		Kuraray Co Ltd	818
46,374		Linde AG.	8,638
173,029	*	Louisiana-Pacific Corp	3,737
388,286		LyondellBasell Industries AF S.C.A	24,575
71,436	*,e	McEwen Mining, Inc	204
212,757		MeadWestvaco Corp	7,723
53,088		Minerals Technologies, Inc	2,204
330,500	e	Mitsubishi Chemical Holdings Corp	1,575
48,000		Mitsubishi Gas Chemical Co, Inc	318
120,960	e	Mitsui Chemicals, Inc	264
36,615	*,e	Molycorp, Inc	190
2,100		Myers Industries, Inc	29
2,220		Neenah Paper, Inc	68
247,313	e	Newcrest Mining Ltd	5,177
3,308,000		Nippon Steel Corp	8,426
31,500		Nitto Denko Corp	1,897
996,190		Norsk Hydro ASA	4,337
532,256		Nucor Corp	24,564
6,000	*	Omnova Solutions, Inc	46
53,242		Orica Ltd	1,361
102,000	*	Osisko Mining Corp	605
64,561	*	Owens-Illinois, Inc	1,721
244,656		Oxiana Ltd	1,366
11,843		PolyOne Corp	289
123,900		Potash Corp of Saskatchewan Toronto	4,866
316,008		Praxair, Inc	35,248
1,380		Quaker Chemical Corp	81
38,970		Rexam plc	313
6,623		Rock-Tenn Co (Class A)	615
15,925		Rockwood Holdings, Inc	1,042
144,474		Royal Gold, Inc	10,262

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

6,424	*	RTI International Metals, Inc	$204
34,094		Salzgitter AG.	1,370
850		Schnitzer Steel Industries, Inc (Class A)	23
18,931		Sealed Air Corp	456
17,916		Sherwin-Williams Co	3,026
92,200		Shin-Etsu Chemical Co Ltd	6,115
215,146		Sigma-Aldrich Corp	16,713
802		Sika AG.	1,951
90,000		Silver Wheaton Corp	2,817
76,875		Sims Group Ltd	808
10,200		Solvay S.A.	1,384
1,200		Stepan Co	76
74,982	*,e	Stillwater Mining Co	970
334,517		Stora Enso Oyj (R Shares)	2,166
360,000		Sumitomo Chemical Co Ltd	1,133
374,000		Sumitomo Metal Mining Co Ltd	5,317
29,857	*	SunCoke Energy, Inc	488
18,285		Syngenta AG.	7,652
42,000	e	Taiyo Nippon Sanso Corp	292
248,600		Teck Cominco Ltd	6,999
74,000	e	Teijin Ltd	172
305,000	e	Toray Industries, Inc	2,072
117,300		Toyo Seikan Kaisha Ltd	1,622
69,914		Tredegar Corp	2,058
268,000		UBE Industries Ltd	529
15,649		Umicore	736
198,855		UPM-Kymmene Oyj	2,224
60,125		Valspar Corp	3,743
10,800		Wausau Paper Corp	116
14,852	e	Westlake Chemical Corp	1,389
300,696		Worthington Industries, Inc	9,316
749,523		Xstrata plc	12,202
320,500	e	Yamana Gold, Inc	4,938

		TOTAL MATERIALS	442,847

MEDIA - 1.9%
5,927		Arbitron, Inc	278
217,810		British Sky Broadcasting plc	2,928
185,416		Cablevision Systems Corp (Class A)	2,774
19,805		Cinemark Holdings, Inc	583
10,955		Clear Channel Outdoor Holdings, Inc (Class A)	82
2,120	*,e	Digital Generation, Inc	14
430,668	*	Discovery Communications, Inc (Class A)	33,911
57,029	*	Discovery Communications, Inc (Class C)	3,966
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	991
22,935		Fisher Communications, Inc	900
1,900		JC Decaux S.A.	52
10,069		John Wiley & Sons, Inc (Class A)	392
235,872	*	Journal Communications, Inc (Class A)	1,585
15,813		Lagardere S.C.A.	583
296,476	*,e	Liberty Global, Inc (Class A)	21,761
2,327	*,e	Liberty Global, Inc (Series C)	160

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

68,352	*	Liberty Media Corp	$7,630
18,676	e	Martha Stewart Living Omnimedia, Inc (Class A)	49
215,655	*,e	McClatchy Co (Class A)	625
228,929	*	New York Times Co (Class A)	2,243
551,411		Pearson plc	9,922
18,429		ProSiebenSat.1 Media AG.	660
1,550		Scholastic Corp	41
15,051		Scripps Networks Interactive (Class A)	968
1,067,000	e	Singapore Press Holdings Ltd	3,860
179,661	e	Thomson Corp (Toronto)	5,829
352,147		Time Warner Cable, Inc	33,827
828,962		Time Warner, Inc	47,765
52,156	e	Valassis Communications, Inc	1,558
358,951	e	Virgin Media, Inc	17,578
20,310	e	Washington Post Co (Class B)	9,079
46,200		Wolters Kluwer NV	1,010
683,960		WPP plc	10,930

		TOTAL MEDIA	224,534

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.5%
1,969	*	Acorda Therapeutics, Inc	63
17,804	*,e	Affymetrix, Inc	84
375,014		Agilent Technologies, Inc	15,739
107,729	*,e	Akorn, Inc	1,490
634,293	*	Ariad Pharmaceuticals, Inc	11,474
174,280		Astellas Pharma, Inc	9,405
13,554	*	Auxilium Pharmaceuticals, Inc	234
14,449	*,e	BioCryst Pharmaceuticals, Inc	17
235,481	*	Biogen Idec, Inc	45,427
57,262	*	Biovail Corp (Toronto)	4,299
1,278,244		Bristol-Myers Squibb Co	52,651
8,887	*,e	Cadence Pharmaceuticals, Inc	59
9,467	*	Cambrex Corp	121
57,720	*	Cepheid, Inc	2,215
180,400		Chugai Pharmaceutical Co Ltd	4,020
19,300	e	Dainippon Sumitomo Pharma Co Ltd	342
49,400	e	Eisai Co Ltd	2,213
130,212	*	Endo Pharmaceuticals Holdings, Inc	4,005
4,664	*	Genomic Health, Inc	132
29,826	*,e	Geron Corp	32
1,134,156	*	Gilead Sciences, Inc	55,494
963,615		GlaxoSmithKline plc	22,565
4,270	*,e	Immunogen, Inc	69
15,329	*,e	Immunomedics, Inc	37
117,675	*,e	Incyte Corp	2,755
1,252,894		Johnson & Johnson	102,148
145,415	*	Life Technologies Corp	9,398
1,544,250		Merck & Co, Inc	68,302
22,815		Merck KGaA	3,446
2,769	*	Momenta Pharmaceuticals, Inc	37
243,310	*,e	Nektar Therapeutics	2,676
83,237	*	Neurocrine Biosciences, Inc	1,011

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

429,250		Novartis AG.	$30,594
91,145		Novo Nordisk AS (Class B)	14,691
13,693	*	Onyx Pharmaceuticals, Inc	1,217
170,097	e	PDL BioPharma, Inc	1,243
12,565		PerkinElmer, Inc	423
134,425		Roche Holding AG.	31,338
83,791	*	Salix Pharmaceuticals Ltd	4,288
85,573	*,e	Sangamo Biosciences, Inc	818
96,622	*,e	Synta Pharmaceuticals Corp	831
232,800	e	Takeda Pharmaceutical Co Ltd	12,753
6,504		Techne Corp	441
3,140	*,e	Theravance, Inc	74
1,800		Tsumura & Co	66
16,960	*	United Therapeutics Corp	1,032
103,739	*	Vertex Pharmaceuticals, Inc	5,704
10,081	*	Viropharma, Inc	254
251,453	*,e	Vivus, Inc	2,766
61,330	*	Waters Corp	5,760
10,632	*	Xenoport, Inc	76

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	536,329

REAL ESTATE - 2.2%
58,900		Aeon Mall Co Ltd	1,799
10,892		American Campus Communities, Inc	494
445,452		American Tower Corp	34,264
890,368		Annaly Capital Management, Inc	14,148
120,047		Boston Properties, Inc	12,132
248,240		British Land Co plc	2,055
3,498,000		CapitaMall Trust	5,904
195,955	*	CBRE Group, Inc	4,948
192,000		CFS Gandel Retail Trust	403
12,843		Colonial Properties Trust	290
207,000		Daiwa House Industry Co Ltd	4,049
2,200,199		DB RREEF Trust	2,391
22,121		Douglas Emmett, Inc	551
165,551		Duke Realty Corp	2,811
17,634		Federal Realty Investment Trust	1,905
300,754		First Industrial Realty Trust, Inc	5,152
2,732	*	Forest City Enterprises, Inc (Class A)	49
15,042		Gecina S.A.	1,748
435,396		GPT Group (ASE)	1,685
533,654		HCP, Inc	26,608
99,007		Health Care REIT, Inc	6,724
12,227		Healthcare Realty Trust, Inc	347
736,502		Host Marriott Corp	12,881
291,636		Land Securities Group plc	3,681
16,682		LaSalle Hotel Properties	423
59,200		Lend Lease Corp Ltd	632
381,212		Liberty International plc	1,942
37,196		Liberty Property Trust	1,479
54,403		Macerich Co	3,502
160,440		Macquarie Goodman Group	802

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

12,227		Mid-America Apartment Communities, Inc	$844
726,832		Mirvac Group	1,230
305,810		Mitsui Fudosan Co Ltd	8,733
13,546		Post Properties, Inc	638
338,303		Prologis, Inc	13,525
700		PS Business Parks, Inc	55
269,490		RAIT Investment Trust	2,148
5,196		Regency Centers Corp	275
92,736		Ryman Hospitality Properties	4,243
623,984		Segro plc	2,417
255,010		Simon Property Group, Inc	40,434
1,155,410		Stockland Trust Group	4,409
35,276	*	Unibail-Rodamco	8,216
92,125		Ventas, Inc	6,744
146,822		Vornado Realty Trust	12,280

		TOTAL REAL ESTATE	261,990

RETAILING - 2.4%
8,224		Aaron’s, Inc	236
16,615		Advance Auto Parts, Inc	1,373
127,624		American Eagle Outfitters, Inc	2,387
32,439	*	Ann Taylor Stores Corp	941
48,977	*	Autozone, Inc	19,433
19,109	*,e	Barnes & Noble, Inc	314
214,041	*	Bed Bath & Beyond, Inc	13,789
132,772		Best Buy Co, Inc	2,941
810	*,e	Blue Nile, Inc	28
7,961	*	Cabela’s, Inc	484
7,000		Canadian Tire Corp Ltd	505
81,708	*	Carmax, Inc	3,407
12,500	e	Fast Retailing Co Ltd	3,997
7,165		Finish Line, Inc (Class A)	140
67,898		Foot Locker, Inc	2,325
511,369		Gap, Inc	18,102
262,371		Genuine Parts Co	20,465
23,293		GNC Holdings, Inc	915
2,200		Haverty Furniture Cos, Inc	45
197,899		Hennes & Mauritz AB (B Shares)	7,088
39,551		HSN, Inc	2,170
48,910		Inditex S.A.	6,518
51,825	e	JC Penney Co, Inc	783
417,700		Kingfisher plc	1,831
235,947		Kohl’s Corp	10,884
2,891,620	e	Li & Fung Ltd	3,997
762,145	*	Liberty Media Holding Corp (Interactive A)	16,295
4,757		Lithia Motors, Inc (Class A)	226
19,712	*	LKQ Corp	429
1,065,451		Lowe’s Companies, Inc	40,402
203,285		Macy’s, Inc	8,505
210,991		Marks & Spencer Group plc	1,251
6,288	*	New York & Co, Inc	26
6,625		Next plc	440

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

66,728		Nordstrom, Inc	$3,685
150,056	*,e	Office Depot, Inc	590
25,011	e	OfficeMax, Inc	290
9,311	*	O’Reilly Automotive, Inc	955
39,348		Petsmart, Inc	2,444
35,119		Pier 1 Imports, Inc	808
16,391		Ross Stores, Inc	994
23,447	*	Sally Beauty Holdings, Inc	689
2,700		Shoe Carnival, Inc	55
9,136	*	Shutterfly, Inc	404
14,679		Signet Jewelers Ltd	983
594,896	e	Staples, Inc	7,989
3,300		Stein Mart, Inc	28
598,147		Target Corp	40,943
16,714		Tiffany & Co	1,162
785,372		TJX Companies, Inc	36,716
10,000	*	Tuesday Morning Corp	78
11,100	e	Yamada Denki Co Ltd	509

		TOTAL RETAILING	291,994

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
80,003	*	Advanced Energy Industries, Inc	1,464
1,971,232		Applied Materials, Inc	26,572
82,331		ASML Holding NV	5,545
15,582	*	Cirrus Logic, Inc	354
22,358	e	Cypress Semiconductor Corp	247
2,380	*	Diodes, Inc	50
114,773	*	Entegris, Inc	1,132
7,010	*,e	GT Solar International, Inc	23
7,300	*	Integrated Device Technology, Inc	55
2,744,915		Intel Corp	59,976
6,138	*	International Rectifier Corp	130
11,438		Intersil Corp (Class A)	100
4,049		IXYS Corp	39
21,682	*	Lam Research Corp	899
60,054	*	Lattice Semiconductor Corp	327
27,338	*	LTX-Credence Corp	165
3,840		Micrel, Inc	40
605,663		Nvidia Corp	7,765
18,941	*	Omnivision Technologies, Inc	261
541,931	*	ON Semiconductor Corp	4,487
1,300		Power Integrations, Inc	56
4,329	*	Rambus, Inc	24
21,400		Rohm Co Ltd	742
9,021	*	Rudolph Technologies, Inc	106
23,614	*	Sigma Designs, Inc	115
97,903	*	Skyworks Solutions, Inc	2,157
266,513		STMicroelectronics NV	2,059
40,230	*,e	Teradyne, Inc	652
1,006,837		Texas Instruments, Inc	35,723
41,101	*	Triquint Semiconductor, Inc	208
2,982	*	Ultratech, Inc	118

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	151,591

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

SOFTWARE & SERVICES - 4.6%
551,399		Accenture plc	$41,890
528,194	*	Adobe Systems, Inc	22,982
1,660	*	Advent Software, Inc	46
154,046		AOL, Inc	5,929
201,046	*	Autodesk, Inc	8,291
7,303	*	Blucora, Inc	113
128,405		Broadridge Financial Solutions, Inc	3,190
485,524		CA, Inc	12,221
24,502	*	Cadence Design Systems, Inc	341
24,400	*	CGI Group, Inc	663
103,104	*	Citrix Systems, Inc	7,440
421,935	*	Cognizant Technology Solutions Corp (Class A)	32,324
47,900		Computershare Ltd	511
124,867	*	Compuware Corp	1,561
20,058		Convergys Corp	342
94,949		Earthlink, Inc	515
2,100		EPIQ Systems, Inc	29
6,214	e	Factset Research Systems, Inc	575
5,718		Fair Isaac Corp	261
30,365	*	Fortinet, Inc	719
13,395		Global Payments, Inc	665
120,590	*	Google, Inc (Class A)	95,752
2,815	*,e	Higher One Holdings, Inc	25
91,530	*	Informatica Corp	3,155
488,585		International Business Machines Corp	104,215
402,600		Intuit, Inc	26,431
1,740	e	j2 Global, Inc	68
24,152	*	Knot, Inc	242
28,341	*,e	Liquidity Services, Inc	845
19,743	*	NeuStar, Inc (Class A)	919
165,999		NIC, Inc	3,181
10,700		Nomura Research Institute Ltd	276
204	e	NTT Data Corp	674
28,887	*,e	Nuance Communications, Inc	583
3,900	*	Open Text Corp	230
6,221	*,e	OpenTable, Inc	392
2,008,922		Oracle Corp	64,969
7,887	*	Rovi Corp	169
140,966	*	Salesforce.com, Inc	25,209
228,532		SAP AG.	18,380
10,057	*	Seachange International, Inc	120
2,000	*	SPS Commerce, Inc	85
948,597	*	Symantec Corp	23,411
20,999	*	Teradata Corp	1,229
507	*	Ultimate Software Group, Inc	53
16,010	*	Unisys Corp	364
14,487	*	Valueclick, Inc	428
1,645,747	*	Yahoo!, Inc	38,724

		TOTAL SOFTWARE & SERVICES	550,737

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
8,103	e	Adtran, Inc	$159
116,347	*,e	Aruba Networks, Inc	2,878
11,531	*	Avid Technology, Inc	72
900		Black Box Corp	20
36,913	*,e	Bookham, Inc	47
25,500		Brother Industries Ltd	264
3,303	*	Calix Networks, Inc	27
227,500		Canon, Inc	8,361
3,008,313		Cisco Systems, Inc	62,904
4,800		Cognex Corp	202
909		Coherent, Inc	52
208,957		Corning, Inc	2,785
203,162	*	Cray, Inc	4,715
2,036,538		Dell, Inc	29,184
4,840	*	Digi International, Inc	43
3,605	*	DTS, Inc	60
1,630,608	*	EMC Corp	38,955
103,068	*,e	Finisar Corp	1,359
90,753	*	Flextronics International Ltd	613
186,200		Fuji Folms Holdings Corp	3,693
592,000		Fujitsu Ltd	2,473
37,319	*,e	Fusion-io, Inc	611
1,416,704		Hewlett-Packard Co	33,774
5,600		Hitachi High-Technologies Corp	117
28,700	*,e	Ibiden Co Ltd	450
10,802	*	Imation Corp	41
11,854	*,e	Infinera Corp	83
43,639	*	Ingram Micro, Inc (Class A)	859
30,066	e	IPG Photonics Corp	1,997
1,920	*	Itron, Inc	89
24,389		Jabil Circuit, Inc	451
118,500		Konica Minolta Holdings, Inc	869
34,600	*	Kyocera Corp	3,175
54,381	e	Lexmark International, Inc (Class A)	1,436
1,068		Littelfuse, Inc	72
900	e	Molex, Inc	26
162,704		Motorola, Inc	10,418
32,300		Murata Manufacturing Co Ltd	2,442
2,100		National Instruments Corp	69
7,919	*	Netgear, Inc	265
1,185,120	e	Nokia Oyj	3,855
45,500		Omron Corp	1,151
69,596	*	Oplink Communications, Inc	1,141
500	*	OSI Systems, Inc	31
1,420	*	Plexus Corp	35
231,781	*,e	Power-One, Inc	962
847,188		Qualcomm, Inc	56,719
903,685	*	Quantum Corp	1,157
163,000	e	Ricoh Co Ltd	1,780
2,500	*	Rofin-Sinar Technologies, Inc	68

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,300	*	Scansource, Inc	$37
15,000	*	ShoreTel, Inc	54
53,527	*,e	STEC, Inc	237
6,268	*	Super Micro Computer, Inc	71
20,433	*	Synaptics, Inc	831
20,700	e	TDK Corp	728
4,637	*	Tech Data Corp	211
13,773	*	TTM Technologies, Inc	105
10,708	*,e	Universal Display Corp	315
2,708	*	Vishay Precision Group, Inc	40
2,622,193		Xerox Corp	22,551

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	308,189

TELECOMMUNICATION SERVICES - 1.3%
128,800	e	BCE, Inc	6,018
637,242		CenturyTel, Inc	22,386
161,417	*	Cincinnati Bell, Inc	526
320,847	*	Crown Castle International Corp	22,344
594,730		France Telecom S.A.	6,026
1,648,150	e	Frontier Communications Corp	6,560
5,000	*,e	Iridium Communications, Inc	30
178,800	e	KDDI Corp	7,476
29,997	*	Level 3 Communications, Inc	609
5,326	e	NTT DoCoMo, Inc	7,917
219,990	e	Portugal Telecom SGPS S.A.	1,091
86,400	e	Rogers Communications, Inc (Class B)	4,413
23,411	*	SBA Communications Corp (Class A)	1,686
166,700		Softbank Corp	7,680
3,662,020	*	Sprint Nextel Corp	22,741
2,598,797		Telecom Italia S.p.A.	1,833
42,900		Telekom Austria AG.	282
699,891		TeliaSonera AB	4,999
68,610	*	tw telecom inc (Class A)	1,728
2,448	*	US Cellular Corp	88
1,580		USA Mobility, Inc	21
8,830,263		Vodafone Group plc	25,057
728,258	e	Windstream Corp	5,790

		TOTAL TELECOMMUNICATION SERVICES	157,301

TRANSPORTATION - 1.5%
42,365		Abertis Infraestructuras S.A. (Continuous)	714
11,311	*	Alaska Air Group, Inc	723
800		Allegiant Travel Co	71
639,647		Auckland International Airport Ltd	1,579
104,766		Autostrade S.p.A.	1,659
24,956	*	Avis Budget Group, Inc	695
101,600	e	Canadian National Railway Co	10,211
1,437,000		Cathay Pacific Airways Ltd	2,464
30,500		Central Japan Railway Co	3,223
3		CH Robinson Worldwide, Inc	0	^
1,070,310		CSX Corp	26,362
134,669		Deutsche Lufthansa AG.	2,634

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

534,498		Deutsche Post AG.	$12,335
71,700		East Japan Railway Co	5,902
5		Expeditors International of Washington, Inc	0	^
5,413		Fraport AG. Frankfurt Airport Services Worldwide	304
231	*	Genesee & Wyoming, Inc (Class A)	22
5,000	*	Hawaiian Holdings, Inc	29
5,334		Heartland Express, Inc	71
7	*	International Consolidated Airlines	0	^
103,000	*	Mitsui OSK Lines Ltd	341
2,037,197		MTR Corp	8,107
265,109		Norfolk Southern Corp	20,435
19,900		Odakyu Electric Railway Co Ltd	248
413,000		Singapore Airlines Ltd	3,628
669,724		Southwest Airlines Co	9,028
14,000	e	Tobu Railway Co Ltd	80
228,000	e	Tokyu Corp	1,687
104,281		Transurban Group	693
160,145		Union Pacific Corp	22,806
554,151		United Parcel Service, Inc (Class B)	47,602

		TOTAL TRANSPORTATION	183,653

UTILITIES - 2.6%
2,050		Acciona S.A.	112
29,868		AGL Energy Ltd	494
4,000		American States Water Co	230
13,544		American Water Works Co, Inc	561
161,218		Atmos Energy Corp	6,882
257,758	*	Calpine Corp	5,310
255,104		Centerpoint Energy, Inc	6,112
837,282		Centrica plc	4,687
18,394		CH Energy Group, Inc	1,203
3,130		Chesapeake Utilities Corp	154
42,300	e	Chugoku Electric Power Co, Inc	553
380,249		Cleco Corp	17,883
881,500		CLP Holdings Ltd	7,728
431,193		Consolidated Edison, Inc	26,316
211,007		Contact Energy Ltd	1,007
2,474		Empire District Electric Co	55
28,688		Enel Green Power S.p.A	54
714,259		Energias de Portugal S.A.	2,201
90,334		Gas Natural SDG S.A.	1,603
2,517,942		Hong Kong & China Gas Ltd	7,356
1,008,216		Iberdrola S.A.	4,713
328,062		Idacorp, Inc	15,836
7,771		Integrys Energy Group, Inc	452
14,435		MDU Resources Group, Inc	361
67,199		MGE Energy, Inc	3,725
1,088,320		National Grid plc	12,646
29,147		New Jersey Resources Corp	1,307
477,580		NextEra Energy, Inc	37,098
620,350		NiSource, Inc	18,201
334,247		Northeast Utilities	14,526

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

455,474		NV Energy, Inc			$9,123
68,613	e	Oest Elektrizitatswirts AG. (Class A)			1,491
153,232		Oneok, Inc			7,305
1,420	e	Ormat Technologies, Inc			29
51,000	e	Osaka Gas Co Ltd			223
814,693	e	Pepco Holdings, Inc			17,434
486,755		PG&E Corp			21,675
212,709		Piedmont Natural Gas Co, Inc			6,994
11,683		Pinnacle West Capital Corp			676
9,375		PNM Resources, Inc			218
8,428		Portland General Electric Co			256
455,571		Scottish & Southern Energy plc			10,299
254,919		Sempra Energy			20,378
23,900	*,e	Shikoku Electric Power Co, Inc			341
30,331		SJW Corp			804
69,460		South Jersey Industries, Inc			3,861
54,917		SP AusNet			69
50,626		Suez Environnement S.A.			646
27,532		TECO Energy, Inc			491
658,790	e	Tokyo Gas Co Ltd			3,561
11,190		UGI Corp			430
27,300		United Utilities Group plc			294
5,427		UNS Energy Corp			266
6,615		Vectren Corp			234
99,135		Veolia Environnement			1,256
14,905		Westar Energy, Inc			495
27,296		WGL Holdings, Inc			1,204
42,159		Wisconsin Energy Corp			1,808
98,438		Xcel Energy, Inc			2,924

		TOTAL UTILITIES			314,151

		TOTAL COMMON STOCKS			7,286,407

		(Cost $5,402,839)

PREFERRED STOCKS - 0.1%
BANKS - 0.1%
233,115		Federal Home Loan Mortgage Corp (FHLMC)			774
740,991		Federal National Mortgage Association (FNMA)			2,408
14,500	e	M&T Bank Corp			15,145

		TOTAL BANKS			18,327

		TOTAL PREFERRED STOCKS			18,327

		(Cost $38,865)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 10.9%
GOVERNMENT AGENCY DEBT - 0.1%
$10,000,000	Federal Home Loan Bank (FHLB)	0.085%	04/17/13	10,000

	TOTAL GOVERNMENT AGENCY DEBT			10,000

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATES	MATURITY DATE	VALUE (000)

TREASURY DEBT - 7.7%
$10,000,000	w	United States Treasury Bill	0.100%	04/04/13	$10,000
4,800,000		United States Treasury Bill	0.110	04/18/13	4,800
50,000,000	w	United States Treasury Bill	0.113	04/25/13	49,996
11,000,000		United States Treasury Bill	0.090	05/02/13	10,999
95,000,000	w	United States Treasury Bill	0.075	05/16/13	94,991
60,100,000	w	United States Treasury Bill	0.121	05/23/13	60,089
4,200,000		United States Treasury Bill	0.075	05/30/13	4,200
21,000,000	w	United States Treasury Bill	0.076	06/06/13	20,998
179,000,000	w	United States Treasury Bill	0.080-0.100	06/13/13	178,979
2,800,000		United States Treasury Bill	0.090	06/27/13	2,799
18,000,000		United States Treasury Bill	0.093	07/11/13	17,997
142,300,000	w	United States Treasury Bill	0.090-0.100	07/18/13	142,268
73,000,000	w	United States Treasury Bill	0.075-0.100	07/25/13	72,983
75,000,000	w	United States Treasury Bill	0.100	08/01/13	74,980
100,000,000	w	United States Treasury Bill	0.090	08/22/13	99,964
5,000,000		United States Treasury Bill	0.091	09/05/13	4,998
79,000,000	w	United States Treasury Bill	0.100-0.105	09/19/13	78,962

		TOTAL TREASURY DEBT			930,003

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%
TREASURY DEBT - 2.7%
25,000,000		United States Cash Management Bill	0.090	04/15/13	24,999
10,000,000		United States Treasury Bill	0.090	05/30/13	9,999
25,000,000		United States Treasury Bill	0.090	06/06/13	24,997
20,000,000		United States Treasury Bill	0.085	06/13/13	19,998
47,000,000		United States Treasury Bill	0.080-0.089	06/27/13	46,992
40,000,000		United States Treasury Bill	0.082-0.095	08/15/13	39,987
55,000,000		United States Treasury Bill	0.100	09/19/13	54,973
5,000,000		United States Treasury Bill	0.080	04/04/13	5,000
55,000,000		United States Treasury Bill	0.080-0.097	07/18/13	54,988
20,000,000		United States Treasury Bill	0.095	07/25/13	19,995
20,000,000		United States Treasury Bill	0.100	08/01/13	19,995

		TOTAL TREASURY DEBT			321,923

TREASURY DEBT - 0.4%
35,000,000		United States Treasury Bill	0.060-0.090	05/02/13	34,998
10,000,000		United States Treasury Bill	0.100	05/23/13	9,998

		TOTAL TREASURY DEBT			44,996

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			366,919

		TOTAL SHORT-TERM INVESTMENTS			1,306,922

		(Cost $1,306,878)
		TOTAL INVESTMENTS - 109.7%			13,188,703
		(Cost $11,174,825)
		OTHER ASSETS & LIABILITIES, NET - (9.7)%			(1,166,725)

		NET ASSETS - 100.0%			$12,021,978

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $395,057,000.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2013 the aggregate value of these securities amounted to $404,459,000 or 3.4% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 99.5%

CERTIFICATE OF DEPOSIT - 3.6%
$50,000,000		Bank of Montreal	0.160%	04/01/13	$50,000
30,000,000		Bank of Montreal	0.180	04/16/13	30,000
50,000,000		Bank of Nova Scotia	0.150	04/01/13	50,000
50,000,000		Bank of Nova Scotia	0.190	06/19/13	50,000
15,000,000		Canadian Imperial Bank of Commerce	0.130	06/24/13	15,000
20,000,000		Toronto-Dominion Bank	0.150	04/09/13	20,000
35,000,000		Toronto-Dominion Bank	0.195	04/16/13	35,000
21,170,000		Toronto-Dominion Bank	0.160	04/29/13	21,170
25,000,000		Toronto-Dominion Bank	0.200	05/07/13	25,000
21,000,000		Toronto-Dominion Bank	0.180	05/21/13	21,000
30,000,000		Toronto-Dominion Bank	0.170	06/25/13	30,000
30,000,000		Wells Fargo Bank NA	0.170	06/07/13	30,000
50,000,000		Wells Fargo Bank NA	0.150	06/11/13	50,000

		TOTAL CERTIFICATE OF DEPOSIT			427,170

COMMERCIAL PAPER - 34.5%
16,000,000		Australia & New Zealand Banking Group Ltd	0.215	05/03/13	15,997
42,455,000		Australia & New Zealand Banking Group Ltd	0.175	05/28/13	42,443
40,000,000		Australia & New Zealand Banking Group Ltd	0.180	05/29/13	39,988
10,000,000		Australia & New Zealand Banking Group Ltd	0.175	06/03/13	9,997
10,000,000		Australia & New Zealand Banking Group Ltd	0.180	06/04/13	9,997
20,000,000		Australia & New Zealand Banking Group Ltd	0.185	06/12/13	19,993
20,700,000		Australia & New Zealand Banking Group Ltd	0.210	07/22/13	20,686
2,900,000		Bank of Nova Scotia	0.180	05/02/13	2,900
6,200,000		Bank of Nova Scotia	0.190	06/03/13	6,198
10,000,000		Bank of Nova Scotia	0.200	06/19/13	9,996
20,000,000		Bank of Nova Scotia	0.230	09/09/13	19,979
13,813,000		Chariot Funding LLC	0.150	04/11/13	13,812
20,000,000	y	Coca-Cola Co	0.220	04/05/13	19,999
38,000,000	y	Coca-Cola Co	0.130	04/17/13	37,997
2,200,000	y	Coca-Cola Co	0.110	04/18/13	2,200
19,720,000	y	Coca-Cola Co	0.135	05/03/13	19,718
21,000,000	y	Coca-Cola Co	0.130	05/09/13	20,997
19,500,000	y	Coca-Cola Co	0.110	05/10/13	19,498
26,350,000	y	Coca-Cola Co	0.250	05/13/13	26,342
5,885,000	y	Coca-Cola Co	0.170	05/16/13	5,884
45,500,000	y	Coca-Cola Co	0.155	05/22/13	45,490
2,000,000	y	Coca-Cola Co	0.120	06/03/13	2,000
5,000,000	y	Coca-Cola Co	0.140	06/04/13	4,999
32,400,000	y	Coca-Cola Co	0.160	06/17/13	32,389
27,753,000	y	Coca-Cola Co	0.145	06/18/13	27,744
14,255,000	y	Coca-Cola Co	0.145	06/21/13	14,250
7,210,000	y	Coca-Cola Co	0.175	07/11/13	7,206
16,500,000	y	Coca-Cola Co	0.190	08/01/13	16,489
15,000,000	y	Coca-Cola Co	0.160	08/05/13	14,992

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$45,000,000	y	Commonwealth Bank of Australia	0.200%	04/04/13	$44,999
15,000,000	y	Commonwealth Bank of Australia	0.200	04/08/13	14,999
10,000,000	y	Commonwealth Bank of Australia	0.200	04/11/13	10,000
5,000,000	y	Commonwealth Bank of Australia	0.185	04/16/13	5,000
2,700,000	y	Commonwealth Bank of Australia	0.180	05/08/13	2,700
1,400,000	y	Commonwealth Bank of Australia	0.270	05/09/13	1,400
10,750,000	y	Commonwealth Bank of Australia	0.185	05/21/13	10,747
35,080,000	y	Commonwealth Bank of Australia	0.185	06/05/13	35,068
21,000,000	y	Commonwealth Bank of Australia	0.240	08/20/13	20,980
30,016,000	y	Fairway Finance LLC	0.190	04/02/13	30,016
24,736,000	y	Fairway Finance LLC	0.180	04/03/13	24,736
6,910,000	y	Fairway Finance LLC	0.170	04/08/13	6,910
3,000,000	y	Fairway Finance LLC	0.200	04/10/13	3,000
25,000,000	y	Fairway Finance LLC	0.170	04/12/13	24,999
8,000,000	y	Fairway Finance LLC	0.180	04/17/13	7,999
20,000,000	y	Fairway Finance LLC	0.170	05/09/13	19,996
21,380,000	y	Fairway Finance LLC	0.170	05/17/13	21,375
2,700,000	y	Fairway Finance LLC	0.170	05/22/13	2,699
30,000,000	y	Fairway Finance LLC	0.170	05/23/13	29,993
25,600,000	y	Fairway Finance LLC	0.190	06/24/13	25,589
2,307,000	y	Fairway Finance LLC	0.230	07/16/13	2,305
9,450,000		General Electric Capital Corp	0.220	04/12/13	9,449
6,810,000		General Electric Capital Corp	0.200	04/16/13	6,810
30,000,000		General Electric Capital Corp	0.200	04/17/13	29,997
20,000,000		General Electric Capital Corp	0.200	04/18/13	19,998
10,000,000		General Electric Capital Corp	0.190	05/28/13	9,997
32,175,000		General Electric Capital Corp	0.160	05/31/13	32,167
11,970,000		General Electric Capital Corp	0.180	07/10/13	11,964
30,000,000		General Electric Capital Corp	0.180	07/29/13	29,982
33,000,000		Hydro-Quebec	0.140	04/08/13	32,999
2,210,000		JPMorgan Chase Bank NA	0.200	05/06/13	2,210
17,808,000	y	Jupiter Securitization Co LLC	0.160	04/19/13	17,807
2,400,000	y	Jupiter Securitization Co LLC	0.200	06/06/13	2,399
25,000,000	y	Jupiter Securitization Co LLC	0.180	06/24/13	24,989
20,000,000	y	Liberty Street Funding LLC	0.165	04/05/13	20,000
40,000,000	y	Liberty Street Funding LLC	0.170	04/11/13	39,998
20,500,000	y	Liberty Street Funding LLC	0.180	04/16/13	20,498
20,000,000	y	Liberty Street Funding LLC	0.175	04/18/13	19,998
20,000,000	y	Liberty Street Funding LLC	0.180	04/22/13	19,998
30,000,000	y	Liberty Street Funding LLC	0.190	05/02/13	29,995
20,000,000	y	Liberty Street Funding LLC	0.195	06/06/13	19,993
35,000,000		Merck & Co, Inc	0.100	04/04/13	35,000
10,000,000		Merck & Co, Inc	0.100	04/05/13	10,000
22,900,000		Merck & Co, Inc	0.120	04/09/13	22,899
78,570,000		Merck & Co, Inc	0.120	05/14/13	78,558
25,000,000		Merck & Co, Inc	0.130	05/16/13	24,996
20,000,000	y	National Australia Funding Delaware, Inc	0.195	04/03/13	20,000
2,500,000	y	National Australia Funding Delaware, Inc	0.200	04/08/13	2,500
16,000,000	y	National Australia Funding Delaware, Inc	0.200	04/09/13	15,999
30,000,000	y	National Australia Funding Delaware, Inc	0.180	05/06/13	29,995
35,000,000	y	National Australia Funding Delaware, Inc	0.180	05/07/13	34,994
19,000,000	y	National Australia Funding Delaware, Inc	0.180	05/08/13	18,996
21,500,000	y	National Australia Funding Delaware, Inc	0.240	08/05/13	21,482

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$6,950,000	y	National Australia Funding Delaware, Inc	0.270%	10/21/13	$6,939
1,150,000	y	Nestle Capital Corp	0.120	05/13/13	1,150
2,880,000	y	Nestle Capital Corp	0.220	05/15/13	2,879
5,000,000	y	Nestle Capital Corp	0.310	05/17/13	4,998
24,000,000	y	Nestle Capital Corp	0.200	05/21/13	23,993
98,000,000	y	Nestle Capital Corp	0.140	06/19/13	97,970
3,500,000	y	Nestle Capital Corp	0.120	06/24/13	3,499
25,000,000	y	Nestle Capital Corp	0.150	07/23/13	24,988
19,400,000	y	Nestle Capital Corp	0.150	08/26/13	19,388
20,000,000	y	Old Line Funding LLC	0.200	04/01/13	20,000
20,000,000	y	Old Line Funding LLC	0.200	04/08/13	19,999
4,019,000	y	Old Line Funding LLC	0.200	04/18/13	4,019
10,600,000	y	Old Line Funding LLC	0.160	04/22/13	10,599
25,000,000	y	Old Line Funding LLC	0.190	04/24/13	24,997
20,000,000	y	Old Line Funding LLC	0.175	04/25/13	19,998
45,000,000	y	Old Line Funding LLC	0.160	05/20/13	44,990
47,715,000	y	Old Line Funding LLC	0.210	05/21/13	47,701
30,000,000	y	Old Line Funding LLC	0.190	06/26/13	29,986
39,000,000		PACCAR Financial Corp	0.120	04/04/13	38,999
17,900,000		PACCAR Financial Corp	0.120	04/09/13	17,899
8,000,000		PACCAR Financial Corp	0.120	04/11/13	8,000
2,580,000		PACCAR Financial Corp	0.125	04/12/13	2,580
16,100,000		PACCAR Financial Corp	0.150	04/22/13	16,099
24,960,000		PACCAR Financial Corp	0.140	05/09/13	24,956
6,200,000		PACCAR Financial Corp	0.150	05/16/13	6,199
10,000,000		PACCAR Financial Corp	0.150	06/13/13	9,997
20,000,000	y	Pfizer, Inc	0.100	04/11/13	19,999
15,000,000	y	Private Export Funding Corp	0.270	04/02/13	15,000
25,000,000	y	Private Export Funding Corp	0.150	05/01/13	24,997
25,000,000	y	Procter & Gamble Co	0.100	05/01/13	24,998
17,050,000	y	Procter & Gamble Co	0.130	05/06/13	17,048
50,000,000	y	Procter & Gamble Co	0.140	05/21/13	49,990
6,000,000	y	Procter & Gamble Co	0.150	05/22/13	5,999
60,000,000	y	Procter & Gamble Co	0.135	05/24/13	59,987
20,000,000	y	Procter & Gamble Co	0.150	05/28/13	19,995
37,000,000	y	Procter & Gamble Co	0.150	05/29/13	36,991
10,635,000	y	Procter & Gamble Co	0.150	05/31/13	10,632
29,850,000	y	Procter & Gamble Co	0.140	06/03/13	29,842
40,000,000	y	Procter & Gamble Co	0.125	06/04/13	39,990
10,000,000	y	Procter & Gamble Co	0.140	06/06/13	9,998
32,000,000		Province of British Columbia	0.135	07/17/13	31,987
51,000,000		Province of British Columbia	0.140	07/19/13	50,978
50,000,000		Province of British Columbia	0.140	07/24/13	49,978
50,000,000		Province of Ontario Canada	0.130	04/02/13	50,000
15,600,000		Province of Ontario Canada	0.150	04/08/13	15,600
14,925,000		Province of Ontario Canada	0.130	04/17/13	14,924
44,500,000		Province of Ontario Canada	0.150	04/18/13	44,497
10,000,000		Province of Ontario Canada	0.130	04/19/13	9,999
50,000,000		Province of Ontario Canada	0.150	04/23/13	49,996
65,000,000		Province of Ontario Canada	0.130	04/30/13	64,992
20,000,000		Province of Ontario Canada	0.155	06/06/13	19,994
20,000,000		Province of Ontario Canada	0.150	06/13/13	19,994
18,600,000		Province of Quebec Canada	0.100	04/24/13	18,599

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$29,600,000		Province of Quebec Canada	0.140%	06/18/13	$29,591
49,800,000		Province of Quebec Canada	0.140	07/19/13	49,779
89,000,000		Province of Quebec Canada	0.140	07/26/13	88,960
5,175,000		Standard Chartered Bank NY	0.185	04/26/13	5,174
50,000,000		Standard Chartered Bank NY	0.200	05/14/13	49,987
33,240,000		Standard Chartered Bank NY	0.220	06/04/13	33,227
25,000,000		Standard Chartered Bank NY	0.230	06/05/13	24,990
10,000,000		Standard Chartered Bank NY	0.250	07/15/13	9,993
20,000,000		Straight-A Funding LLC	0.190	04/03/13	20,000
34,000,000		Straight-A Funding LLC	0.190	04/08/13	33,999
25,000,000		Straight-A Funding LLC	0.190	04/09/13	24,999
30,000,000		Straight-A Funding LLC	0.190	04/10/13	29,998
15,000,000		Straight-A Funding LLC	0.190	04/18/13	14,999
25,000,000		Straight-A Funding LLC	0.190	04/22/13	24,997
27,000,000		Straight-A Funding LLC	0.180	06/04/13	26,991
20,029,000		Thunder Bay Funding LLC	0.185	06/03/13	20,023
15,000,000		Thunder Bay Funding LLC	0.180	06/10/13	14,995
5,500,000		Thunder Bay Funding LLC	0.180	06/18/13	5,498
21,750,000	y	Toronto-Dominion Holdings USA, Inc	0.180	04/09/13	21,749
26,000,000	y	Toronto-Dominion Holdings USA, Inc	0.175	04/16/13	25,998
10,000,000	y	Toronto-Dominion Holdings USA, Inc	0.170	04/23/13	9,999
20,000,000	y	Toronto-Dominion Holdings USA, Inc	0.163	05/10/13	19,996
4,871,000	y	Toronto-Dominion Holdings USA, Inc	0.220	08/21/13	4,867
51,580,000	y	Unilever Capital Corp	0.145	05/30/13	51,568
50,000,000	y	Unilever Capital Corp	0.160	06/04/13	49,986
27,000,000	y	Unilever Capital Corp	0.155	06/07/13	26,992
10,000,000	y	Unilever Capital Corp	0.150	06/11/13	9,997
25,000,000	y	Unilever Capital Corp	0.170	07/30/13	24,986
50,000,000		US Bank NA	0.150	06/14/13	49,985
26,620,000	y	Variable Funding Capital Co LLC	0.140	04/01/13	26,620
32,000,000	y	Variable Funding Capital Co LLC	0.150	04/02/13	32,000
20,000,000	y	Variable Funding Capital Co LLC	0.150	04/05/13	20,000
20,000,000	y	Variable Funding Capital Co LLC	0.140	04/08/13	20,000
41,500,000	y	Variable Funding Capital Co LLC	0.140	04/12/13	41,498
61,755,000	y	Variable Funding Capital Co LLC	0.160	04/25/13	61,748
35,000,000	y	Wal-Mart Stores, Inc	0.100	04/05/13	35,000
30,000,000	y	Wal-Mart Stores, Inc	0.110	04/11/13	29,999
50,000,000	y	Wal-Mart Stores, Inc	0.120	06/19/13	49,987

		TOTAL COMMERCIAL PAPER			4,053,358

GOVERNMENT AGENCY DEBT - 30.8%
10,000,000		Federal Farm Credit Bank (FFCB)	0.100	04/16/13	10,000
25,000,000	i	FFCB	0.185	07/10/14	24,998
70,000,000	i	FFCB	0.160	10/27/14	70,000
1,000,000		Federal Home Loan Bank (FHLB)	0.115	04/02/13	1,000
92,365,000		FHLB	0.100	04/03/13	92,364
71,600,000		FHLB	0.070	04/05/13	71,599
15,000,000		FHLB	0.100	04/08/13	15,000
104,230,000		FHLB	0.075	04/10/13	104,228
146,290,000		FHLB	0.080	04/12/13	146,286
3,000,000		FHLB	0.120	04/15/13	3,000
92,600,000		FHLB	0.085	04/17/13	92,596
90,646,000		FHLB	0.070	04/19/13	90,641

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$63,930,000	FHLB	0.080%	04/24/13	$63,926
114,708,000	FHLB	0.095	04/26/13	114,699
26,500,000	FHLB	0.120	05/01/13	26,497
88,200,000	FHLB	0.085	05/03/13	88,192
58,250,000	FHLB	0.085	05/08/13	58,245
120,000,000	FHLB	0.105	05/10/13	119,985
80,830,000	FHLB	0.108	05/15/13	80,818
4,000,000	FHLB	0.120	05/16/13	3,999
100,000,000	FHLB	0.090	05/17/13	99,986
10,000,000	FHLB	0.100	05/22/13	9,999
25,350,000	FHLB	0.140	05/24/13	25,345
102,300,000	FHLB	0.080	05/29/13	102,282
55,000,000	FHLB	0.100	06/05/13	54,989
40,000,000	FHLB	0.105	06/07/13	39,992
122,333,000	FHLB	0.095	06/12/13	122,302
63,704,000	FHLB	0.115	06/14/13	63,689
3,000,000	FHLB	0.110	06/28/13	2,999
18,255,000	FHLB	0.110	07/19/13	18,248
1,130,000	Federal Home Loan Mortgage Corp (FHLMC)	0.165	04/01/13	1,130
18,123,000	FHLMC	0.120	04/02/13	18,123
16,700,000	FHLMC	0.085	04/03/13	16,700
40,125,000	FHLMC	0.085	04/08/13	40,124
25,040,000	FHLMC	0.073	04/09/13	25,040
84,600,000	FHLMC	0.090	04/15/13	84,597
32,800,000	FHLMC	0.125	04/16/13	32,798
66,500,000	FHLMC	0.070	04/22/13	66,497
18,629,000	FHLMC	0.085	04/23/13	18,628
14,530,000	FHLMC	0.090	04/24/13	14,529
100,000,000	FHLMC	0.090	04/29/13	99,993
4,000,000	FHLMC	0.105	05/01/13	4,000
114,000,000	FHLMC	0.090	05/06/13	113,987
100,625,000	FHLMC	0.095	05/13/13	100,613
6,145,000	FHLMC	0.100	05/14/13	6,144
85,300,000	FHLMC	0.130	05/20/13	85,285
6,600,000	FHLMC	0.110	05/23/13	6,599
45,000,000	FHLMC	0.140	05/28/13	44,990
10,000,000	FHLMC	0.120	06/03/13	9,998
67,100,000	FHLMC	0.115	06/10/13	67,085
6,800,000	FHLMC	0.140	06/11/13	6,798
107,425,000	FHLMC	0.100	06/24/13	107,400
25,000,000	FHLMC	0.100	06/25/13	24,994
59,700,000	FHLMC	0.095	07/01/13	59,686
10,913,000	FHLMC	0.115	07/22/13	10,909
3,572,000	FHLMC	0.125	08/05/13	3,570
27,000,000	Federal National Mortgage Association (FNMA)	0.080	04/02/13	27,000
25,000,000	FNMA	0.120	04/03/13	25,000
59,035,000	FNMA	0.085	04/10/13	59,034
67,565,000	FNMA	0.084	04/24/13	67,561
91,554,000	FNMA	0.080	05/01/13	91,547
84,830,000	FNMA	0.100	05/08/13	84,820
50,000,000	FNMA	0.090	05/20/13	49,994
118,060,000	FNMA	0.110	05/22/13	118,039
14,000,000	FNMA	0.090	05/29/13	13,997

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$36,851,000		FNMA	0.090%	06/03/13	$36,845
64,730,000		FNMA	0.110	06/05/13	64,716
4,500,000		FNMA	0.100	06/12/13	4,499
35,000,000		FNMA	0.100	06/28/13	34,991
23,664,000		FNMA	0.105	07/01/13	23,658
17,000,000		FNMA	0.125	07/19/13	16,994
5,000,000		FNMA	0.120	07/22/13	4,998
12,665,000		FNMA	0.130	08/01/13	12,659

		TOTAL GOVERNMENT AGENCY DEBT			3,624,473

TREASURY DEBT - 17.1%
63,680,000		United States Treasury Bill	0.100	04/04/13	63,679
45,112,000		United States Treasury Bill	0.084	04/11/13	45,111
10,000,000		United States Treasury Bill	0.067	04/18/13	10,000
60,935,000		United States Treasury Bill	0.065	04/25/13	60,931
25,050,000		United States Treasury Bill	0.077	05/02/13	25,047
40,000,000		United States Treasury Bill	0.093	05/09/13	39,996
20,000,000		United States Treasury Bill	0.070	05/16/13	19,998
57,330,000		United States Treasury Bill	0.085	05/23/13	57,322
50,000,000		United States Treasury Bill	0.110	05/30/13	49,990
61,465,000		United States Treasury Bill	0.091	06/06/13	61,453
67,400,000		United States Treasury Bill	0.091	06/13/13	67,388
50,000,000		United States Treasury Bill	0.091	06/20/13	49,988
70,000,000		United States Treasury Bill	0.077	06/27/13	69,984
30,275,000		United States Treasury Bill	0.082	07/05/13	30,267
20,000,000		United States Treasury Bill	0.086	07/18/13	19,995
29,335,000		United States Treasury Bill	0.106	08/22/13	29,322
20,112,000		United States Treasury Bill	0.128	12/12/13	20,092
10,000,000		United States Treasury Bill	0.150	02/06/14	9,987
95,000,000		United States Treasury Note	1.750	04/15/13	95,058
100,000,000		United States Treasury Note	0.625	04/30/13	100,035
98,000,000		United States Treasury Note	1.375	05/15/13	98,141
100,000,000		United States Treasury Note	0.500	05/31/13	100,052
25,000,000		United States Treasury Note	1.125	06/15/13	25,053
95,545,000		United States Treasury Note	1.000	07/15/13	95,775
100,000,000		United States Treasury Note	0.375	07/31/13	100,067
100,000,000		United States Treasury Note	0.750	08/15/13	100,213
41,290,000		United States Treasury Note	0.750	09/15/13	41,404
97,170,000		United States Treasury Note	0.125	09/30/13	97,140
119,715,000		United States Treasury Note	0.500	10/15/13	119,936
104,035,000		United States Treasury Note	0.250	10/31/13	104,080
100,000,000		United States Treasury Note	0.500	11/15/13	100,201
40,000,000		United States Treasury Note	0.750	12/15/13	40,165
15,792,000		United States Treasury Note	0.125	12/31/13	15,788
14,930,000		United States Treasury Note	1.000	01/15/14	15,027
24,810,000		United States Treasury Note	0.250	01/31/14	24,829

		TOTAL TREASURY DEBT			2,003,514

VARIABLE RATE SECURITIES - 13.5%
25,050,000	i	Federal Farm Credit Bank (FFCB)	0.212	06/12/13	25,050
32,435,000	i	FFCB	0.264	06/26/13	32,440
69,750,000	i	FFCB	0.323	08/19/13	69,736
45,000,000	i	FFCB	0.276	08/26/13	44,991

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$36,290,000	i	FFCB	0.320%	08/26/13	$36,289
50,000,000	i	FFCB	0.250	09/23/13	49,995
100,000,000	i	FFCB	0.340	09/23/13	99,998
10,000,000	i	FFCB	0.260	10/15/13	9,995
50,000,000	i	FFCB	0.360	11/01/13	50,000
10,000,000	i	FFCB	0.170	01/21/14	9,999
91,000,000	i	FFCB	0.250	02/10/14	90,984
50,000,000	i	FFCB	0.190	03/13/14	49,994
50,000,000	i	FFCB	0.173	04/16/14	50,000
36,600,000	i	FFCB	0.220	07/21/14	36,612
25,000,000	i	FFCB	0.196	09/19/14	25,000
23,750,000	i	FFCB	0.280	10/14/14	23,754
75,000,000	i	FFCB	0.240	10/27/14	74,976
50,000,000	i	FFCB	0.176	12/12/14	50,000
55,000,000	i	Federal Home Loan Bank (FHLB)	0.150	08/08/13	54,998
100,000,000	i	FHLB	0.310	08/16/13	100,000
50,000,000	i	FHLB	0.170	09/04/13	50,004
100,000,000	i	FHLB	0.170	09/06/13	100,011
22,070,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.155	05/06/13	22,069
27,000,000	i	FHLMC	0.154	06/03/13	27,000
17,000,000	i	FHLMC	0.174	11/04/13	17,001
80,290,000	i	Federal National Mortgage Association (FNMA)	0.360	10/28/13	80,290
80,000,000	i	FNMA	0.183	06/20/14	79,984
50,000,000	i	Canadian Imperial Bank of Commerce	0.315	01/03/14	50,013
50,000,000	i	Royal Bank of Canada	0.520	06/07/13	50,000
69,000,000	i	Royal Bank of Canada	0.420	07/15/13	69,000
50,000,000	i	Toronto-Dominion Bank	0.294	05/28/13	50,000
10,000,000	i	Toronto-Dominion Bank	0.294	05/30/13	10,000

		TOTAL VARIABLE RATE SECURITIES			1,590,183

		TOTAL SHORT-TERM INVESTMENTS			11,698,698

		(Cost $11,698,698)

		TOTAL INVESTMENTS - 99.5%			11,698,698
		(Cost $11,698,698)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			53,886

		NET ASSETS - 100.0%			$11,752,584

i		Floating or variable rate security. Coupon rate reflects the rate at period end.
y

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 03/31/2013, the aggregate value of these securities was $2,359,894,000 or 20.1% of net assets.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of investments (unaudited)

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
• Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of investments (unaudited)

valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investement companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2013, there were no material transfers between levels by the Accounts.

As of March 31, 2013, 100% of the value of investments in the Inflation-Linked Bond, and Money Market Accounts were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of March 31, 2013, based on the inputs used to value them (amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total

Stock
Consumer discretionary*	$10,570,100	3,935,082	233	$14,505,415
Consumer staples*	6,942,995	3,275,753	529	10,219,277
Energy*	8,111,874	2,571,791	13	10,683,678
Financials*	13,460,270	8,268,067	337	21,728,674
Health care*	10,022,465	2,586,846	1,951	12,611,262
Industrials*	9,014,169	3,981,746	463	12,996,378
Information technology*	13,905,934	2,391,771	71	16,297,776
Materials*	3,299,494	3,414,081	23,336	6,736,911
Telecommunication services*	1,766,730	1,268,153	-	3,034,883
Utilities*	2,599,312	1,026,932	2	3,626,246
Corporate bonds	-	4,331	-	4,331
Government bonds	-	301	-	301
Equity-linked notes	-	3,776	-	3,776
Short-term investments	-	6,114,752	-	6,114,752

Total	$79,693,343	38,843,382	26,935	$118,563,660

Global Equities
Australia	$-	414,493	-	$414,493
Canada	26,837	583,127	-	609,964
France*	-	515,506	-	515,506
Germany	-	570,149	-	570,149
Japan	-	1,307,773	-	1,307,773
Netherlands	9,562	341,505	-	351,067
Switzerland*	20,975	639,294	-	660,269
United Kingdom*	65,603	1,327,863	-	1,393,466
United States	8,615,468	23,223	-	8,638,691
Other*	85,969	1,588,623	-	1,674,592
Short-term investments	-	863,601	-	863,601
Futures**	985	-	-	985

Total	$8,825,399	8,175,157	-	$17,000,556

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of investments (unaudited)

Account	Level 1	Level 2	Level 3	Total

Growth
Consumer discretionary*	$2,892,529	$73,631	$-	$2,966,160
Consumer staples	1,476,871	48,086	-	1,524,957
Energy	510,831	10,875	-	521,706
Financials	1,057,373	-	-	1,057,373
Health care*	2,223,716	9,115	-	2,232,831
Industrials	2,072,425	14,472	-	2,086,897
Information technology	4,718,823	-	-	4,718,823
Materials	674,154	-	-	674,154
Telecommunication services	172,917	-	-	172,917
Utilities	10,157	-	-	10,157
Short-term investments	401,608	83,476	-	485,084
Futures**	603	-	-	603

Total	$16,212,007	$239,655	$-	$16,451,662

Equity Index
Consumer discretionary	$1,671,967	$-	$-	$1,671,967
Consumer staples	1,266,245	-	-	1,266,245
Energy	1,315,678	-	-	1,315,678
Financials	2,299,099	-	-	2,299,099
Health care	1,629,420	1	-	1,629,421
Industrials	1,497,343	-	-	1,497,343
Information technology	2,292,366	10	-	2,292,376
Materials	511,320	-	-	511,320
Telecommunication services	338,038	-	-	338,038
Utilities	464,821	-	-	464,821
Short-term investments	385,712	37,893	-	423,605
Futures**	334	-	-	334

Total	$13,672,343	$37,904	$-	$13,710,247

Bond Market
Bank loan obligations	$-	$23,735	$-	$23,735
Corporate bonds	-	4,819,291	-	4,819,291
Government bonds	-	8,426,949	-	8,426,949
Structured assets	-	770,740	-	770,740
Preferred stocks	6,525	-	-	6,525
Short-term investments	-	3,163,389	-	3,163,389
Swaps**	-	(371)	-	(371)

Total	$6,525	$17,203,733	$-	$17,210,258

Social Choice
Consumer discretionary	$727,726	$170,636	$-	$898,362
Consumer staples	489,634	156,548	-	646,182
Energy	537,969	142,213	-	680,182
Financials	1,170,941	384,129	-	1,555,070
Health care	646,757	137,182	-	783,939
Industrials	603,739	212,444	-	816,183
Information technology	952,079	58,438	-	1,010,517
Materials	265,020	177,827	-	442,847
Telecommunication services	84,509	72,792	-	157,301
Utilities	252,818	61,333	-	314,151
Corporate bonds	-	1,732,593	-	1,732,593
Government bonds	-	2,665,326	-	2,665,326
Structured assets	-	179,128	-	179,128
Short-term investments	-	1,306,922	-	1,306,922

Total	$5,731,192	$7,457,511	$-	$13,188,703

* Includes American Depositary Receipts at Level 1.
** Derivatives instruments are not reflected in the schedules of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of investments (unaudited)

closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At March 31, 2013, the Accounts held the following open futures contracts (amounts in thousands):

Account	Futures	Number of contracts ‡	Settlement value	Expiration date	Unrealized gain (loss)

Global Equities	S&P 500 Index E-mini	728	$56,882	June 2013	$985

Growth	S&P 500 Index E-mini	950	74,228	June 2013	603

Equity Index	Russell 2000 Mini index	22	2,088	June 2013	21
	S&P 500 Index E-mini	224	17,502	June 2013	187
	S&P Mid-Cap 400 Index E-mini	40	4,604	June 2013	126

Total		286	$24,194		$334

‡ Number of contracts are not in thousands.

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Account is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Account. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Account could be required to make under the contract. In return, the Account receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Account keeps the stream of payments with no payment obligations. When the Account sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Account.

The Account may also buy credit default swap contracts, in which case the Account functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Account with the occurrence of a credit event.

Credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). Under the terms of the credit default swap contracts, the Account receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Accounts invest in credit default swaps to hedge or manage the risks associated with assets held in the Account and/or to facilitate the implementation of portfolio strategies.

At March 31, 2013, open credit default swap contracts sold by the Accounts were as follows:

Account	Reference entity	Counterparty	Maturity Date	Fixed payments received by fund per annum	Implied credit spread at 3/31/13 (1)	Notional amount (2)	Upfront premium paid (received)	Unrealized appreciation (depreciation)

Bond Market	Federative Republic of Brazil	UBS AG	9/20/22	1.00%	1.75%	$5,500	$(327)	$(44)

(1) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2) The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of investments (unaudited)

Note 4—affiliated investments

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (amounts are in thousands):

Issue	Value at December 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Shares at March 31, 2013†	Value at March 31, 2013

Stock Account
Allos Therapeutics, Inc	$12	$-	$-	$-	$-	-	$	*
Japan Asia Investment Co Ltd	6,408	-	1,012	265	-	6,253,000		11,500
MPM Bioventures II	4,846	-	-	-	-	22,167,242		1,639
Skyline Venture Fund II Ltd	246	-	-	-	-	4,254,176		246

	$11,512	$-	$1,012	$265	$-			$13,385

Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$327,923	$125,600	$51,915	$-	$-	401,608,463		$401,608

Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$303,938	$116,177	$34,403	$-	$-	385,711,961		$385,712

† Shares are not in thousands
* Not an affiliate investment as of March 31, 2013

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by an Account will generally be invested in high-quality short-term instruments or in one or more accounts maintained by the securities lending agent for the purpose of investing cash collateral. In lending its securities, the Accounts bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Account.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Account, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the note seeks to replicate. In addition, there is also counterparty risk associated with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security. As of March 31, 2013, the CREF Stock Account is a party to three equity-linked notes.

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of investments (unaudited)

Net unrealized appreciation (depreciation): At March 31, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Stock	$19,886,207	$(2,450,722)	$17,435,485
Global Equities	2,649,942	(294,250)	2,355,692
Growth	3,203,006	(120,582)	3,082,424
Equity Index	5,250,125	(865,119)	4,385,006
Bond Market	517,216	(69,560)	447,656
Inflation-Linked Bond	1,419,130	(569)	1,418,561
Social Choice	2,284,595	(270,717)	2,013,878

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: May 17, 2013	By:	/s/Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 17, 2013	By:	/s/Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer (principal executive officer)

Date: May 17, 2013	By:	/s/Virginia M. Wilson
Virginia M. Wilson
Executive Vice President, Chief Financial Officer and Principal Accounting Officer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer